UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: July 31

Date of reporting period: January 31, 2010

Item 1.	Reports to Stockholders.

CLASSIC PROFUNDS
	Investor Class	Service Class
Bull	BLPIX	BLPSX
Mid-Cap	MDPIX	MDPSX
Small-Cap	SLPIX	SLPSX
NASDAQ-100	OTPIX	OTPSX
Large-Cap Value	LVPIX	LVPSX
Large-Cap Growth	LGPIX	LGPSX
Mid-Cap Value	MLPIX	MLPSX
Mid-Cap Growth	MGPIX	MGPSX
Small-Cap Value	SVPIX	SVPSX
Small-Cap Growth	SGPIX	SGPSX
Europe 30	UEPIX	UEPSK

ULTRA PROFUNDS
UltraBull	ULPIX	ULPSX
UltraMid-Cap	UMPIX	UMPSX
UltraSmall-Cap	UAPIX	UAPSX
UltraDow 30	UDPIX	UDPSX
UltraNASDAQ-100	UOPIX	UOPSX
UltraInternational	UNPIX	UNPSX
UltraEmerging Markets	UUPIX	UUPSX
UltraLatin America	UBPIX	UBPSX
UltraChina	UGPIX	UGPSX
UltraJapan	UJPIX	UJPSX

INVERSE PROFUNDS
Bear	BRPIX	BRPSX
Short Small-Cap	SHPIX	SHPSX
Short NASDAQ-100	SOPIX	SOPSX
UltraBear	URPIX	URPSX
UltraShort Mid-Cap	UIPIX	UIPSX
UltraShort Small-Cap	UCPIX	UCPSX
UltraShort Dow 30	UWPIX	UWPSX
UltraShort NASDAQ-100	USPIX	USPSX
UltraShort International	UXPIX	UXPSX
UltraShort Emerging Markets	UVPIX	UVPSX
UltraShort Latin America	UFPIX	UFPSX
UltraShort China	UHPIX	UHPXS
UltraShort Japan	UKPIX	UKPSX

ULTRASECTOR PROFUNDS
	Investor Class	Service Class
Banks	BKPIX	BKPSX
Basic Materials	BMPIX	BMPSX
Biotechnology	BIPIX	BIPSX
Consumer Goods	CNPIX	CNPSX
Consumer Services	CYPIX	CYPSX
Financials	FNPIX	FNPSX
Health Care	HCPIX	HCPSX
Industrials	IDPIX	IDPSX
Internet	INPIX	INPSX
Mobile Telecommunications	WCPIX	WCPSX
Oil & Gas	ENPIX	ENPSX
Oil Equipment, Services & Distribution	OEPIX	OEPSX
Pharmaceuticals	PHPIX	PHPSX
Precious Metals	PMPIX	PMPSX
Real Estate	REPIX	REPSX
Semiconductor	SMPIX	SMPSX
Technology	TEPIX	TEPSX
Telecommunications	TCPIX	TCPSX
Utilities	UTPIX	UTPSX

INVERSE SECTOR PROFUNDS
Short Oil & Gas	SNPIX	SNPSX
Short Precious Metals	SPPIX	SPPSX
Short Real Estate	SRPIX	SRPSX

NON-EQUITY PROFUNDS
	Investor Class	Service Class	Class A
U.S. Government Plus	GVPIX	GVPSX	GVPQX
Rising Rates Opportunity 10	RTPIX	RTPSX	RTPQX
Rising Rates Opportunity	RRPIX	RRPSX	RRPQX
Rising U.S. Dollar	RDPIX	RDPSX
Falling U.S. Dollar	FDPIX	FDPSX

JANUARY 31, 2010

Semiannual Report

Receive investor materials electronically:

Shareholders may sign up for electronic delivery of investor materials. By doing so, you will receive the information faster and help us reduce the impact on the environment of providing these materials. To enroll in electronic delivery,

1.	Go to www.icsdelivery.com
2.	Select the first letter of your brokerage firm’s name.
3.	From the list that follows, select your brokerage firm. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm.
4.	Complete the information requested, including the e-mail address where you would like to receive notifications for electronic documents.

Your information will be kept confidential and will not be used for any purpose other than electronic delivery. If you change your mind, you can cancel electronic delivery at any time and revert to physical delivery of your materials. Just go to www.icsdelivery.com, perform the first three steps above, and follow the instructions for cancelling electronic delivery. If you have any questions, please contact your brokerage firm.

ii	Message from the Chairman
iii	Allocation of Portfolio Holdings & Index Composition
xxvi	Expense Examples

Schedule of Portfolio Investments
1	Bull ProFund
4	Mid-Cap ProFund
10	Small-Cap ProFund
13	NASDAQ-100 ProFund
16	Large-Cap Value ProFund
21	Large-Cap Growth ProFund
26	Mid-Cap Value ProFund
30	Mid-Cap Growth ProFund
34	Small-Cap Value ProFund
39	Small-Cap Growth ProFund
44	Europe 30 ProFund
46	UltraBull ProFund
49	UltraMid-Cap ProFund
55	UltraSmall-Cap ProFund
58	UltraDow 30 ProFund
60	UltraNASDAQ-100 ProFund
63	UltraInternational ProFund
64	UltraEmerging Markets ProFund
66	UltraLatin America ProFund
68	UltraChina ProFund
70	UltraJapan ProFund
71	Bear ProFund
72	Short Small-Cap ProFund
73	Short NASDAQ-100 ProFund
74	UltraBear ProFund
75	UltraShort Mid-Cap ProFund
76	UltraShort Small-Cap ProFund
77	UltraShort Dow 30 ProFund
78	UltraShort NASDAQ-100 ProFund
79	UltraShort International ProFund
80	UltraShort Emerging Markets ProFund
81	UltraShort Latin America ProFund
82	UltraShort China ProFund

83	UltraShort Japan ProFund
84	Banks UltraSector ProFund
86	Basic Materials UltraSector ProFund
88	Biotechnology UltraSector ProFund
90	Consumer Goods UltraSector ProFund
93	Consumer Services UltraSector ProFund
96	Financials UltraSector ProFund
100	Health Care UltraSector ProFund
103	Industrials UltraSector ProFund
107	Internet UltraSector ProFund
109	Mobile Telecommunications UltraSector ProFund
111	Oil & Gas UltraSector ProFund
113	Oil Equipment, Services & Distribution UltraSector ProFund
115	Pharmaceuticals UltraSector ProFund
117	Precious Metals UltraSector ProFund
118	Real Estate UltraSector ProFund
120	Semiconductor UltraSector ProFund
122	Technology UltraSector ProFund
125	Telecommunications UltraSector ProFund
127	Utilities UltraSector ProFund
129	Short Oil & Gas ProFund
130	Short Precious Metals ProFund
131	Short Real Estate ProFund
132	U.S. Government Plus ProFund
133	Rising Rates Opportunity 10 ProFund
134	Rising Rates Opportunity ProFund
135	Rising U.S. Dollar ProFund
137	Falling U.S. Dollar ProFund
140	Statements of Assets and Liabilities
154	Statements of Operations
168	Statements of Changes in Net Assets
193	Financial Highlights
225	Notes to Financial Statements
247	Board Approval of Investment Advisory Agreements

Message from the Chairman

Michael L. Sapir — Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of ProFunds for the six months ended January 31, 2010.

Stocks Finish Strong

The past six months produced strong returns in equities. U.S. large-cap and mid-cap stocks rose 9.86% and 12.73%, respectively, as measured by the S&P 500® and S&P MidCap 400® indexes. Small-cap stocks tracked by the Russell 2000® Index advanced 8.86%. The CBOE VIX, which measures the volatility of the U.S. stock market, finished at 24.62 at the end of January, after reaching a ten-year high of 80.86 in November 2008.1

Nine of the ten major U.S. equity sectors generated positive gains during the period. The consumer services, industrials and health care sectors posted double-digit gains, as did basic materials and financials. The consumer goods, technology, oil and gas and utilities sectors produced positive returns as well. The sole exception was the telecom sector, which declined by 0.93%.2

International equities had modest gains. Developed markets outside the United States and Canada advanced 7.09%, as measured by the MSCI EAFE Index, and emerging markets gained 5.87%, as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index.

Treasurys and the dollar essentially flat

U.S. Treasury bonds produced mixed results for the period. Long bonds declined by 1.01% while the 10-year Treasurys rose 1.09%, as measured by the Ryan Labs 30- and 10-Year Bond Indexes. The U.S. dollar gained 1.42% against a basket of six international currencies, as measured by the New York Board of Trade’s U.S. Dollar Index®.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir

Chairman

[1]	All index performance reflects total returns. You may not invest in an index.
[2]	All sector returns refer to Dow Jones Sector/Industry Indexes.

Allocation of Portfolio Holdings & Index Composition (unaudited)

January 31, 2010

Bull ProFund

Investment Objective: The Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Futures Contracts	11%
Swap Agreements	10%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.5%
Microsoft Corp.	1.8%
Procter & Gamble Co.	1.5%
Johnson & Johnson	1.4%
Apple Computer, Inc.	1.4%

S&P 500 Index - Composition

% of Index
Consumer Non-Cyclical	24%
Financial	14%
Technology	13%
Energy	12%
Communications	11%
Industrial	10%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Futures Contracts	4%
Swap Agreements	18%
Total Exposure	102%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Vertex Pharmaceuticals, Inc.	0.7%
Newfield Exploration Co.	0.6%
New York Community Bancorp	0.6%
Cree Research, Inc.	0.5%
NVR, Inc.	0.5%

S&P MidCap 400 Index - Composition

% of Index
Consumer Non-Cyclical	21%
Financial	18%
Industrial	17%
Consumer Cyclical	13%
Technology	8%
Energy	7%
Utilities	7%
Communications	5%
Basic Materials	4%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	41%
Futures Contracts	21%
Swap Agreements	39%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Human Genome Sciences, Inc.	0.2%
Regal-Beloit Corp.	0.2%
3Com Corp.	0.1%
Domtar Corp.	0.1%
Live Nation, Inc.	0.1%

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	23%
Financial	20%
Consumer Cyclical	14%
Industrial	14%
Technology	10%
Communications	8%
Basic Materials	4%
Energy	4%
Utilities	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2010

NASDAQ-100 ProFund

Investment Objective: The NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets

Equity Securities	84%
Futures Contracts	9%
Swap Agreements	23%
Total Exposure	116%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	12.6%
Microsoft Corp.	4.5%
Qualcomm, Inc.	4.1%
Google, Inc.—Class A	4.1%
Oracle Corp.	2.5%

NASDAQ-100 Index - Composition

% of Index
Technology	43%
Communications	26%
Consumer Non-Cyclical	19%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	3.5%
J.P. Morgan Chase & Co.	3.1%
Bank of America Corp.	3.1%
Pfizer, Inc.	3.1%
Wells Fargo & Co.	3.0%

S&P 500/Citigroup Value Index - Composition

% of Index
Consumer Non-Cyclical	22%
Financial	22%
Industrial	12%
Consumer Cyclical	11%
Energy	11%
Communications	9%
Utilities	7%
Technology	4%
Basic Materials	2%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	4.6%
Apple Computer, Inc.	3.6%
International Business Machines Corp.	3.4%
Exxon Mobil Corp.	3.4%
Cisco Systems, Inc.	2.7%

S&P 500/Citigroup Growth Index - Composition

% of Index
Consumer Non-Cyclical	26%
Technology	21%
Communications	14%
Energy	12%
Industrial	10%
Consumer Cyclical	6%
Financial	6%
Basic Materials	4%
Utilities	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2010

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
New York Community Bancorp	1.4%
Everest Re Group, Ltd.	1.2%
NVR, Inc.	1.1%
ONEOK, Inc.	1.0%
MDU Resources Group, Inc.	0.9%

S&P MidCap 400/Citigroup Value Index - Composition

% of Index
Financial	27%
Industrial	20%
Consumer Non-Cyclical	15%
Consumer Cyclical	11%
Utilities	11%
Energy	5%
Technology	5%
Basic Materials	4%
Communications	2%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Newfield Exploration Co.	1.5%
Cree Research, Inc.	1.4%
Cerner Corp.	1.2%
Edwards Lifesciences Corp.	1.2%
Lubrizol Corp.	1.1%

S&P MidCap 400/Citigroup Growth Index - Composition

% of Index
Consumer Non-Cyclical	27%
Consumer Cyclical	15%
Industrial	15%
Technology	11%
Financial	10%
Communications	8%
Energy	8%
Basic Materials	4%
Utilities	2%

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Piedmont Natural Gas Co., Inc.	1.0%
ProAssurance Corp.	0.8%
Live Nation, Inc.	0.8%
EMCOR Group, Inc.	0.8%
Casey’s General Stores, Inc.	0.8%

S&P SmallCap 600/Citigroup Value Index - Composition

% of Index
Financial	23%
Industrial	22%
Consumer Cyclical	16%
Consumer Non-Cyclical	16%
Utilities	7%
Technology	6%
Communications	4%
Basic Materials	3%
Energy	3%

v

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2010

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Mednax, Inc.	1.4%
Skyworks Solutions, Inc.	1.1%
Gardner Denver, Inc.	1.1%
St. Mary Land & Exploration Co.	1.0%
Oil States International, Inc.	1.0%

S&P SmallCap 600/Citigroup Growth Index - Composition

% of Index
Consumer Non-Cyclical	25%
Consumer Cyclical	16%
Financial	14%
Industrial	14%
Technology	14%
Communications	7%
Energy	6%
Basic Materials	3%
Utilities	1%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Futures Contracts	3%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
HSBC Holdings PLC	5.8%
BHP Billiton PLC	5.6%
BP PLC	5.4%
Royal Dutch Shell PLC—Class A	5.3%
Novartis AG	5.0%

ProFunds Europe 30 Index - Composition

Industry Breakdown	% of Index
Consumer Non-Cyclical	29%
Basic Materials	18%
Financial	17%
Industrial	12%
Energy	12%
Communications	9%
Technology	3%

Country Breakdown
United Kingdom	42%
Switzerland	22%
Germany	9%
France	8%
Luxembourg	6%
Netherlands	4%
Finland	3%
Ireland	3%
Other	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2010

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Futures Contracts	25%
Swap Agreements	103%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.4%
Microsoft Corp.	1.7%
Procter & Gamble Co.	1.4%
Johnson & Johnson	1.3%
Apple Computer, Inc.	1.3%

S&P 500 Index - Composition

% of Index
Consumer Non-Cyclical	24%
Financial	14%
Technology	13%
Energy	12%
Communications	11%
Industrial	10%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Futures Contracts	4%
Swap Agreements	132%
Total Exposure	203%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Vertex Pharmaceuticals, Inc.	0.6%
Newfield Exploration Co.	0.5%
New York Community Bancorp	0.5%
Cree Research, Inc.	0.5%
NVR, Inc.	0.4%

S&P MidCap 400 Index - Composition

% of Index
Consumer Non-Cyclical	21%
Financial	18%
Industrial	17%
Consumer Cyclical	13%
Technology	8%
Energy	7%
Utilities	7%
Communications	5%
Basic Materials	4%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	45%
Futures Contracts	32%
Swap Agreements	124%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Human Genome Sciences, Inc.	0.2%
Regal-Beloit Corp.	0.2%
3Com Corp.	0.2%
Domtar Corp.	0.1%
Live Nation, Inc.	0.1%

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	23%
Financial	20%
Consumer Cyclical	14%
Industrial	14%
Technology	10%
Communications	8%
Basic Materials	4%
Energy	4%
Utilities	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2010

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial Average (“DJIA”).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Futures Contracts	10%
Swap Agreements	131%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	5.5%
3M Co.	3.6%
Chevron Corp.	3.2%
United Technologies Corp.	3.0%
Exxon Mobil Corp.	2.9%

Dow Jones Industrial Average - Composition

% of Index
Industrial	21%
Consumer Non-Cyclical	20%
Technology	16%
Financial	11%
Consumer Cyclical	11%
Energy	10%
Communications	8%
Basic Materials	3%

UltraNASDAQ-100 ProFund

Investment Objective: The UltraNASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Futures Contracts	7%
Swap Agreements	129%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	9.6%
Microsoft Corp.	3.4%
Qualcomm, Inc.	3.2%
Google, Inc.—Class A	3.1%
Oracle Corp.	1.9%

NASDAQ-100 Index - Composition

% of Index
Technology	43%
Communications	26%
Consumer Non-Cyclical	19%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2010

UltraInternational ProFund

Investment Objective: The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	25%
Swap Agreements	175%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition

Industry Breakdown	% of Index
Financial	24%
Industrial	12%
Consumer Cyclical	10%
Basic Materials	10%
Consumer Non-Cyclical	10%
Health Care	9%
Energy	8%
Telecommunication Services	6%
Utilities	6%
Information Technology	5%

Country Breakdown
United Kingdom	22%
Japan	22%
France	11%
Germany	8%
Australia	8%
Switzerland	8%
Spain	4%
Italy	3%
Netherlands	3%
Other	11%

UltraEmerging Markets ProFund

Investment Objective: The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	123%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Petroleo Brasileiro S.A.—Preferred	5.2%
Vale S.A.—Preferred	4.3%
Petroleo Brasileiro S.A.	4.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.2%
Itau Unibanco Holding S.A.	3.7%

Bank of New York Mellon Emerging Markets 50 ADR Index - Composition

Industry Breakdown	% of Index
Energy	21%
Basic Materials	20%
Financial	20%
Communications	18%
Technology	11%
Consumer Non-Cyclical	4%
Industrial	3%
Utilities	3%

Country Breakdown
Brazil	37%
South Korea	10%
China	10%
Hong Kong	9%
Taiwan	9%
India	8%
Mexico	7%
South Africa	4%
Russia	2%
Other	4%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2010

UltraLatin America ProFund

Investment Objective: The UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Bank of New York Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	125%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Vale S.A.—Preferred	7.3%
Petroleo Brasileiro S.A.—Preferred	6.7%
Petroleo Brasileiro S.A.	5.5%
Companhia Vale Do Rio Doce	5.4%
Itau Unibanco Holding S.A.	5.0%

Bank of New York Mellon Latin America 35 ADR Index - Composition

Industry Breakdown	% of Index
Basic Materials	30%
Energy	18%
Financial	16%
Communications	13%
Consumer Non-Cyclical	12%
Utilities	9%
Industrial	2%

Country Breakdown
Brazil	78%
Mexico	11%
Chile	6%
Colombia	3%
Peru	2%

UltraChina ProFund

Investment Objective: The UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Bank of New York Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	135%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
China Mobile, Ltd.	7.0%
China Life Insurance Co., Ltd.	5.7%
PetroChina Co., Ltd.	5.0%
CNOOC, Ltd.	4.7%
China Unicom, Ltd.	3.7%

Bank of New York Mellon China Select ADR Index - Composition

Industry Breakdown	% of Index
Communications	36%
Energy	25%
Financial	10%
Consumer Non-Cyclical	7%
Industrial	6%
Technology	6%
Basic Materials	4%
Consumer Cyclical	4%
Utilities	2%

Country Breakdown
China	75%
Hong Kong	25%

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	190%
Swap Agreements	10%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition

% of Index
Industrial	31%
Consumer Cyclical	27%
Consumer Non-Cyclical	16%
Basic Materials	7%
Communications	7%
Financial	6%
Technology	5%
Energy	1%

x

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2010

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(83)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition

% of Index
Consumer Non-Cyclical	24%
Financial	14%
Technology	13%
Energy	12%
Communications	11%
Industrial	10%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(3)%
Swap Agreements	(96)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	23%
Financial	20%
Consumer Cyclical	14%
Industrial	14%
Technology	10%
Communications	8%
Basic Materials	4%
Energy	4%
Utilities	3%

Short NASDAQ-100 ProFund

Investment Objective: The Short NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(8)%
Swap Agreements	(70)%
Total Exposure	(78)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short NASDAQ-100 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition

% of Index
Technology	43%
Communications	26%
Consumer Non-Cyclical	19%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2010

UltraBear ProFund

Investment Objective: The UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(41)%
Swap Agreements	(160)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition

% of Index
Consumer Non-Cyclical	24%
Financial	14%
Technology	13%
Energy	12%
Communications	11%
Industrial	10%
Consumer Cyclical	9%
Utilities	4%
Basic Materials	3%

UltraShort Mid-Cap ProFund

Investment Objective: The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(52)%
Swap Agreements	(147)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition

% of Index
Consumer Non-Cyclical	21%
Financial	18%
Industrial	17%
Consumer Cyclical	13%
Technology	8%
Energy	7%
Utilities	7%
Communications	5%
Basic Materials	4%

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(25)%
Swap Agreements	(175)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	23%
Financial	20%
Consumer Cyclical	14%
Industrial	14%
Technology	10%
Communications	8%
Basic Materials	4%
Energy	4%
Utilities	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2010

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (“DJIA”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(9)%
Swap Agreements	(192)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average - Composition

% of Index
Industrial	21%
Consumer Non-Cyclical	20%
Technology	16%
Financial	11%
Consumer Cyclical	11%
Energy	10%
Communications	8%
Basic Materials	3%

UltraShort NASDAQ-100 ProFund

Investment Objective: The UltraShort NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(25)%
Swap Agreements	(176)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort NASDAQ-100 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition

% of Index
Technology	43%
Communications	26%
Consumer Non-Cyclical	19%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2010

UltraShort International ProFund

Investment Objective: The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(42)%
Swap Agreements	(157)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition

Industry Breakdown	% of Index
Financial	24%
Industrial	12%
Consumer Cyclical	10%
Basic Materials	10%
Consumer Non-Cyclical	10%
Health Care	9%
Energy	8%
Telecommunication Services	6%
Utilities	6%
Information Technology	5%

Country Breakdown
United Kingdom	22%
Japan	22%
France	11%
Germany	8%
Australia	8%
Switzerland	8%
Spain	4%
Italy	3%
Netherlands	3%
Other	11%

UltraShort Emerging Markets ProFund

Investment Objective: The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index - Composition

Industry Breakdown	% of Index
Energy	21%
Basic Materials	20%
Financial	20%
Communications	18%
Technology	11%
Consumer Non-Cyclical	4%
Industrial	3%
Utilities	3%

Country Breakdown
Brazil	37%
South Korea	10%
China	10%
Hong Kong	9%
Taiwan	9%
India	8%
Mexico	7%
South Africa	4%
Russia	2%
Other	4%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2010

UltraShort Latin America ProFund

Investment Objective: The UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Bank of New York Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(202)%
Total Exposure	(202)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Latin America 35 ADR Index - Composition

Industry Breakdown	% of Index
Basic Materials	30%
Energy	18%
Financial	16%
Communications	13%
Consumer Non-Cyclical	12%
Utilities	9%
Industrial	2%

Country Breakdown
Brazil	78%
Mexico	11%
Chile	6%
Colombia	3%
Peru	2%

UltraShort China ProFund

Investment Objective: The UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Bank of New York Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon China Select ADR Index - Composition

Industry Breakdown	% of Index
Communications	36%
Energy	25%
Financial	10%
Consumer Non-Cyclical	7%
Industrial	6%
Technology	6%
Basic Materials	4%
Consumer Cyclical	4%
Utilities	2%

Country Breakdown
China	75%
Hong Kong	25%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2010

UltraShort Japan ProFund

Investment Objective: The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(187)%
Swap Agreements	(13)%
Options	NM
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition

% of Index
Industrial	31%
Consumer Cyclical	27%
Consumer Non-Cyclical	16%
Basic Materials	7%
Communications	7%
Financial	6%
Technology	5%
Energy	1%

Banks UltraSector ProFund

Investment Objective: The Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	82%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
J.P. Morgan Chase & Co.	14.0%
Wells Fargo & Co.	12.8%
Bank of America Corp.	12.0%
Citigroup, Inc.	6.3%
U.S. Bancorp	4.4%

Dow Jones U.S. Banks Index - Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	88%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
The Dow Chemical Co.	5.4%
E.I. du Pont de Nemours & Co.	4.8%
Freeport-McMoRan Copper & Gold, Inc.—Class B	4.8%
Praxair, Inc.	4.1%
Newmont Mining Corp.	3.6%

Dow Jones U.S. Basic Materials Index - Composition

% of Index
Chemicals	54%
Industrial Metals	25%
Mining	18%
Forestry and Paper	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2010

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	19.4%
Gilead Sciences, Inc.	14.4%
Celgene Corp.	8.6%
Biogen Idec, Inc.	5.1%
Genzyme Corp.	4.7%

Dow Jones U.S. Biotechnology Index - Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Goods Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	78%
Total Exposure	153%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	11.7%
Coca-Cola Co.	7.5%
PepsiCo, Inc.	6.1%
Philip Morris International, Inc.	5.6%
Monsanto Co.	2.7%

Dow Jones U.S. Consumer Goods Index - Composition

% of Index
Beverages	22%
Household Goods	22%
Food Producers	21%
Tobacco	13%
Personal Goods	12%
Automobiles and Parts	7%
Leisure Goods	3%

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	88%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	5.5%
McDonald’s Corp.	3.2%
Walt Disney Co.	2.5%
Home Depot, Inc.	2.2%
CVS Corp.	2.1%

Dow Jones U.S. Consumer Services Index - Composition

% of Index
General Retailers	44%
Media	25%
Travel and Leisure	18%
Food and Drug Retailers	13%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2010

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	90%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
J.P. Morgan Chase & Co.	5.2%
Wells Fargo & Co.	4.7%
Bank of America Corp.	4.4%
Citigroup, Inc.	2.3%
The Goldman Sachs Group, Inc.	2.1%

Dow Jones U.S. Financials Index - Composition

% of Index
Banks	41%
General Financial	26%
Nonlife Insurance	13%
Real Estate Investment Trusts	13%
Life Insurance	6%
Real Estate Investment & Services	1%

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	81%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	8.5%
Pfizer, Inc.	7.3%
Merck & Co., Inc.	5.6%
Abbott Laboratories	4.0%
Amgen, Inc.	2.9%

Dow Jones U.S. Health Care Index - Composition

% of Index
Pharmaceuticals and Biotechnology	63%
Health Care Equipment and Services	37%

Industrials UltraSector ProFund

Investment Objective: The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	80%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	8.4%
United Technologies Corp.	2.9%
3M Co.	2.5%
United Parcel Service, Inc.—Class B	2.0%
Boeing Co.	2.0%

Dow Jones U.S. Industrials Index - Composition

% of Index
General Industrials	23%
Aerospace and Defense	18%
Industrial Engineering	14%
Industrial Transportation	14%
Support Services	14%
Electronic & Electrical Equipment	11%
Construction and Materials	6%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2010

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Internet Composite Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Swap Agreements	95%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Google, Inc.—Class A	4.9%
Amazon.com, Inc.	3.6%
eBay, Inc.	3.3%
Yahoo!, Inc.	2.9%
Juniper Networks, Inc.	2.4%

Dow Jones Internet Composite Index - Composition

The Dow Jones Internet Composite Index is comprised of a single sector.

Mobile Telecommunications UltraSector ProFund

Investment Objective: The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Mobile Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Swap Agreements	93%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Sprint Nextel Corp.	24.5%
NII Holdings, Inc.—Class B	15.5%
Telephone & Data Systems, Inc.	4.6%
MetroPCS Communications, Inc.	4.0%
Telephone & Data Systems, Inc.—Special Shares	3.6%

Dow Jones U.S. Mobile Telecommunications Index - Composition

The Dow Jones U.S. Mobile Telecommunications Index is comprised of a single sector.

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	72%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	19.7%
Chevron Corp.	9.3%
Schlumberger, Ltd.	4.9%
Occidental Petroleum Corp.	4.1%
ConocoPhillips	4.0%

Dow Jones U.S. Oil & Gas Index - Composition

% of Index
Oil and Gas Producers	75%
Oil Equipment, Services and Distribution	24%
Alternative Energy	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2010

Oil Equipment, Services & Distribution UltraSector ProFund

Investment Objective: The Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	83%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	17.5%
Transocean, Ltd.	6.3%
Halliburton Co.	6.0%
National-Oilwell Varco, Inc.	4.0%
Baker Hughes, Inc.	3.2%

Dow Jones U.S. Oil Equipment, Services & Distribution Index - Composition

The Dow Jones U.S. Oil Equipment, Services & Distribution Index is comprised of a single sector.

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	81%
Total Exposure	146%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	17.9%
Pfizer, Inc.	15.5%
Merck & Co., Inc.	12.0%
Abbott Laboratories	4.5%
Bristol-Myers Squibb Co.	4.3%

Dow Jones U.S. Pharmaceuticals Index - Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	150%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Precious Metals UltraSector ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2010

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	6.2%
Vornado Realty Trust	3.5%
Public Storage, Inc.	3.1%
Annaly Mortgage Management, Inc.	2.9%
Boston Properties, Inc.	2.7%

Dow Jones U.S. Real Estate Index - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductors Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Swap Agreements	91%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	21.3%
Texas Instruments, Inc.	5.7%
Applied Materials, Inc.	3.2%
Broadcom Corp.—Class A	2.3%
Marvell Technology Group, Ltd.	1.7%

Dow Jones U.S. Semiconductors Index - Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	9.0%
Apple Computer, Inc.	6.9%
International Business Machines Corp.	6.5%
Cisco Systems, Inc.	5.2%
Google, Inc.—Class A	5.0%

Dow Jones U.S. Technology Index - Composition

% of Index
Technology Hardware and Equipment	55%
Software and Computer Services	45%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2010

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	94%
Total Exposure	152%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	24.5%
Verizon Communications, Inc.	19.8%
CenturyTel, Inc.	2.4%
Sprint Nextel Corp.	2.2%
Qwest Communications International, Inc.	1.4%

Dow Jones U.S. Telecommunications Index - Composition

% of Index
Fixed Line Telecommunications	93%
Mobile Telecommunications	7%

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Swap Agreements	91%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exelon Corp.	4.0%
Southern Co.	3.4%
Dominion Resources, Inc.	3.0%
Duke Energy Corp.	2.9%
FPL Group, Inc.	2.5%

Dow Jones U.S. Utilities Index - Composition

% of Index
Electricity	72%
Gas, Water & MultiUtilities	28%

Short Oil & Gas ProFund

Investment Objective: The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas Index - Composition

% of Index
Oil and Gas Producers	75%
Oil Equipment, Services and Distribution	24%
Alternative Energy	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2010

Short Precious Metals ProFund

Investment Objective: The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(101)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	46%
U.S. Treasury Obligations	79%
Total Exposure	125%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2010

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily movement of the most recently issued 10-year U.S. Treasury Note (“Note”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(8)%
Swap Agreements	(95)%
Options	NM
Total Exposure	(103)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(8)%
Swap Agreements	(120)%
Options	NM
Total Exposure	(128)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	97%
Futures Contracts	2%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index - Composition

% of Index
Euro	57%
Japanese Yen	14%
British Pound Sterling	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2010

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(89)%
Futures Contracts	(12)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index - Composition

% of Index
Euro	57%
Japanese Yen	14%
British Pound Sterling	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at August 1, 2009 and held for the entire period from August 1, 2009 through January 31, 2010.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 8/1/09	Ending Account Value 1/31/10	Expenses Paid During Period* 8/1/09 - 1/31/10	Expense Ratio During Period 8/1/09 - 1/31/10
Investor Class
Bull ProFund	$1,000.00	$1,090.50	$9.12	1.73%
Mid-Cap ProFund	1,000.00	1,116.90	8.96	1.68%
Small-Cap ProFund	1,000.00	1,083.30	8.93	1.70%
NASDAQ-100 ProFund	1,000.00	1,078.40	8.54	1.63%
Large-Cap Value ProFund	1,000.00	1,097.30	8.99	1.70%
Large-Cap Growth ProFund	1,000.00	1,076.00	10.15	1.94%
Mid-Cap Value ProFund	1,000.00	1,127.50	9.06	1.69%
Mid-Cap Growth ProFund	1,000.00	1,102.60	9.38	1.77%
Small-Cap Value ProFund	1,000.00	1,083.40	8.87	1.69%
Small-Cap Growth ProFund	1,000.00	1,076.40	8.90	1.70%
Europe 30 ProFund	1,000.00	1,064.00	9.21	1.77%
UltraBull ProFund	1,000.00	1,174.70	9.21	1.68%
UltraMid-Cap ProFund	1,000.00	1,227.40	9.94	1.77%
UltraSmall-Cap ProFund	1,000.00	1,146.20	9.68	1.79%
UltraDow 30 ProFund	1,000.00	1,205.90	9.73	1.75%
UltraNASDAQ-100 ProFund	1,000.00	1,156.30	8.97	1.65%
UltraInternational ProFund	1,000.00	1,067.30	9.01	1.73%
UltraEmerging Markets ProFund	1,000.00	1,070.70	8.72	1.67%
UltraLatin America ProFund	1,000.00	1,285.00	9.39	1.63%
UltraChina ProFund	1,000.00	883.10	8.07	1.70%
UltraJapan ProFund	1,000.00	918.70	8.90	1.84%
Bear ProFund	1,000.00	890.70	8.05	1.69%
Short Small-Cap ProFund	1,000.00	885.80	8.84	1.86%
Short NASDAQ-100 ProFund	1,000.00	896.20	8.13	1.70%
UltraBear ProFund	1,000.00	787.40	7.52	1.67%
UltraShort Mid-Cap ProFund	1,000.00	730.60	8.51	1.95%
UltraShort Small-Cap ProFund	1,000.00	762.80	7.11	1.60%
UltraShort Dow 30 ProFund	1,000.00	768.10	8.33	1.87%
UltraShort NASDAQ-100 ProFund	1,000.00	797.10	8.02	1.77%
UltraShort International ProFund	1,000.00	832.70	10.16	2.20%
UltraShort Emerging Markets ProFund	1,000.00	794.30	8.46	1.87%
UltraShort Latin America ProFund	1,000.00	642.90	6.96	1.68%
UltraShort China ProFund	1,000.00	955.80	9.27	1.88%
UltraShort Japan ProFund	1,000.00	976.40	8.37	1.68%
Banks UltraSector ProFund	1,000.00	1,113.70	9.00	1.69%
Basic Materials UltraSector ProFund	1,000.00	1,168.60	9.46	1.73%
Biotechnology UltraSector ProFund	1,000.00	996.60	10.17	2.02%
Consumer Goods UltraSector ProFund	1,000.00	1,115.30	9.17	1.72%
Consumer Services UltraSector ProFund	1,000.00	1,206.80	9.46	1.70%
Financials UltraSector ProFund	1,000.00	1,143.30	9.13	1.69%
Health Care UltraSector ProFund	1,000.00	1,188.40	9.38	1.70%
Industrials UltraSector ProFund	1,000.00	1,198.60	9.48	1.71%
Internet UltraSector ProFund	1,000.00	1,209.50	10.02	1.80%
Mobile Telecommunications UltraSector ProFund	1,000.00	814.60	7.78	1.70%
Oil & Gas UltraSector ProFund	1,000.00	1,072.00	8.98	1.72%

Expense Examples (continued) (unaudited)

	Beginning Account Value 8/1/09	Ending Account Value 1/31/10	Expenses Paid During Period* 8/1/09 - 1/31/10	Expense Ratio During Period 8/1/09 - 1/31/10
Oil Equipment, Services & Distribution UltraSector ProFund	$1,000.00	$1,217.70	$10.40	1.86%
Pharmaceuticals UltraSector ProFund	1,000.00	1,228.10	9.60	1.71%
Precious Metals UltraSector ProFund	1,000.00	953.80	8.17	1.66%
Real Estate UltraSector ProFund	1,000.00	1,332.90	10.00	1.70%
Semiconductor UltraSector ProFund	1,000.00	1,014.90	8.63	1.70%
Technology UltraSector ProFund	1,000.00	1,116.50	9.07	1.70%
Telecommunications UltraSector ProFund	1,000.00	966.50	8.48	1.71%
Utilities UltraSector ProFund	1,000.00	1,050.70	9.51	1.84%
Short Oil & Gas ProFund	1,000.00	909.30	9.19	1.91%
Short Precious Metals ProFund	1,000.00	920.40	9.97	2.06%
Short Real Estate ProFund	1,000.00	752.60	8.84	2.00%
U.S. Government Plus ProFund	1,000.00	958.90	8.54	1.73%
Rising Rates Opportunity 10 ProFund	1,000.00	981.20	8.39	1.68%
Rising Rates Opportunity ProFund	1,000.00	986.90	7.71	1.54%
Rising U.S. Dollar ProFund	1,000.00	1,001.60	7.97	1.58%
Falling U.S. Dollar ProFund	1,000.00	978.10	8.38	1.68%

Service Class
Bull ProFund	1,000.00	1,084.90	14.35	2.73%
Mid-Cap ProFund	1,000.00	1,111.50	14.26	2.68%
Small-Cap ProFund	1,000.00	1,077.60	14.14	2.70%
NASDAQ-100 ProFund	1,000.00	1,073.30	13.74	2.63%
Large-Cap Value ProFund	1,000.00	1,091.70	14.24	2.70%
Large-Cap Growth ProFund	1,000.00	1,070.80	15.35	2.94%
Mid-Cap Value ProFund	1,000.00	1,121.80	14.39	2.69%
Mid-Cap Growth ProFund	1,000.00	1,097.70	14.65	2.77%
Small-Cap Value ProFund	1,000.00	1,077.90	14.04	2.68%
Small-Cap Growth ProFund	1,000.00	1,070.90	14.09	2.70%
Europe 30 ProFund	1,000.00	1,058.80	14.37	2.77%
UltraBull ProFund	1,000.00	1,169.50	14.66	2.68%
UltraMid-Cap ProFund	1,000.00	1,221.60	15.51	2.77%
UltraSmall-Cap ProFund	1,000.00	1,141.10	15.06	2.79%
UltraDow 30 ProFund	1,000.00	1,200.10	15.25	2.75%
UltraNASDAQ-100 ProFund	1,000.00	1,150.70	14.37	2.65%
UltraInternational ProFund	1,000.00	1,061.80	14.19	2.73%
UltraEmerging Markets ProFund	1,000.00	1,066.30	13.91	2.67%
UltraLatin America ProFund	1,000.00	1,278.90	15.11	2.63%
UltraChina ProFund	1,000.00	877.70	12.78	2.70%
UltraJapan ProFund	1,000.00	914.80	13.71	2.84%
Bear ProFund	1,000.00	886.60	12.79	2.69%
Short Small-Cap ProFund	1,000.00	881.00	13.56	2.86%
Short NASDAQ-100 ProFund	1,000.00	891.40	12.87	2.70%
UltraBear ProFund	1,000.00	784.30	12.01	2.67%
UltraShort Mid-Cap ProFund	1,000.00	726.10	12.83	2.95%
UltraShort Small-Cap ProFund	1,000.00	758.20	11.52	2.60%
UltraShort Dow 30 ProFund	1,000.00	764.70	12.77	2.87%
UltraShort NASDAQ-100 ProFund	1,000.00	792.60	12.52	2.77%
UltraShort International ProFund	1,000.00	828.30	14.75	3.20%
UltraShort Emerging Markets ProFund	1,000.00	789.50	12.95	2.87%
UltraShort Latin America ProFund	1,000.00	639.00	11.07	2.68%
UltraShort China ProFund	1,000.00	952.30	14.07	2.86%
UltraShort Japan ProFund	1,000.00	971.30	13.32	2.68%
Banks UltraSector ProFund	1,000.00	1,108.60	14.30	2.69%
Basic Materials UltraSector ProFund	1,000.00	1,163.20	14.89	2.73%
Biotechnology UltraSector ProFund	1,000.00	991.50	15.16	3.02%
Consumer Goods UltraSector ProFund	1,000.00	1,109.80	14.46	2.72%
Consumer Services UltraSector ProFund	1,000.00	1,201.30	14.93	2.69%
Financials UltraSector ProFund	1,000.00	1,137.90	14.50	2.69%
Health Care UltraSector ProFund	1,000.00	1,183.50	14.86	2.70%
Industrials UltraSector ProFund	1,000.00	1,192.60	14.98	2.71%
Internet UltraSector ProFund	1,000.00	1,203.60	15.55	2.80%
Mobile Telecommunications UltraSector ProFund	1,000.00	811.80	12.33	2.70%
Oil & Gas UltraSector ProFund	1,000.00	1,066.50	14.17	2.72%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,212.40	15.95	2.86%

Expense Examples (continued) (unaudited)

	Beginning Account Value 8/1/09	Ending Account Value 1/31/10	Expenses Paid During Period* 8/1/09 - 1/31/10	Expense Ratio During Period 8/1/09 - 1/31/10
Pharmaceuticals UltraSector ProFund	$1,000.00	$1,222.40	$15.12	2.70%
Precious Metals UltraSector ProFund	1,000.00	949.50	13.07	2.66%
Real Estate UltraSector ProFund	1,000.00	1,327.00	15.84	2.70%
Semiconductor UltraSector ProFund	1,000.00	1,009.10	13.67	2.70%
Technology UltraSector ProFund	1,000.00	1,110.60	14.36	2.70%
Telecommunications UltraSector ProFund	1,000.00	962.90	13.36	2.70%
Utilities UltraSector ProFund	1,000.00	1,045.50	14.59	2.83%
Short Oil & Gas ProFund	1,000.00	906.90	12.21	2.54%
Short Precious Metals ProFund	1,000.00	916.30	14.78	3.06%
Short Real Estate ProFund	1,000.00	748.70	13.18	2.99%
U.S. Government Plus ProFund	1,000.00	954.80	13.45	2.73%
Rising Rates Opportunity 10 ProFund	1,000.00	976.30	13.35	2.68%
Rising Rates Opportunity ProFund	1,000.00	981.70	12.69	2.54%
Rising U.S. Dollar ProFund	1,000.00	996.40	12.98	2.58%
Falling U.S. Dollar ProFund	1,000.00	973.40	13.33	2.68%

Class A
U.S. Government Plus ProFund	1,000.00	959.40	9.38	1.90%
Rising Rates Opportunity 10 ProFund	1,000.00	980.30	9.38	1.88%
Rising Rates Opportunity ProFund	1,000.00	985.80	7.81	1.56%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Expense Examples (continued) (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 8/1/09	Ending Account Value 1/31/10	Expenses Paid During Period* 8/1/09 - 1/31/10	Expense Ratio During Period 8/1/09 - 1/31/10
Investor Class
Bull ProFund	$1,000.00	$1,016.48	$8.79	1.73%
Mid-Cap ProFund	1,000.00	1,016.74	8.54	1.68%
Small-Cap ProFund	1,000.00	1,016.64	8.64	1.70%
NASDAQ-100 ProFund	1,000.00	1,016.99	8.29	1.63%
Large-Cap Value ProFund	1,000.00	1,016.64	8.64	1.70%
Large-Cap Growth ProFund	1,000.00	1,015.43	9.86	1.94%
Mid-Cap Value ProFund	1,000.00	1,016.69	8.59	1.69%
Mid-Cap Growth ProFund	1,000.00	1,016.28	9.00	1.77%
Small-Cap Value ProFund	1,000.00	1,016.69	8.59	1.69%
Small-Cap Growth ProFund	1,000.00	1,016.64	8.64	1.70%
Europe 30 ProFund	1,000.00	1,016.28	9.00	1.77%
UltraBull ProFund	1,000.00	1,016.74	8.54	1.68%
UltraMid-Cap ProFund	1,000.00	1,016.28	9.00	1.77%
UltraSmall-Cap ProFund	1,000.00	1,016.18	9.10	1.79%
UltraDow 30 ProFund	1,000.00	1,016.38	8.89	1.75%
UltraNASDAQ-100 ProFund	1,000.00	1,016.89	8.39	1.65%
UltraInternational ProFund	1,000.00	1,016.48	8.79	1.73%
UltraEmerging Markets ProFund	1,000.00	1,016.79	8.49	1.67%
UltraLatin America ProFund	1,000.00	1,016.99	8.29	1.63%
UltraChina ProFund	1,000.00	1,016.64	8.64	1.70%
UltraJapan ProFund	1,000.00	1,015.93	9.35	1.84%
Bear ProFund	1,000.00	1,016.69	8.59	1.69%
Short Small-Cap ProFund	1,000.00	1,015.83	9.45	1.86%
Short NASDAQ-100 ProFund	1,000.00	1,016.64	8.64	1.70%
UltraBear ProFund	1,000.00	1,016.79	8.49	1.67%
UltraShort Mid-Cap ProFund	1,000.00	1,015.38	9.91	1.95%
UltraShort Small-Cap ProFund	1,000.00	1,017.14	8.13	1.60%
UltraShort Dow 30 ProFund	1,000.00	1,015.78	9.50	1.87%
UltraShort NASDAQ-100 ProFund	1,000.00	1,016.28	9.00	1.77%
UltraShort International ProFund	1,000.00	1,014.12	11.17	2.20%
UltraShort Emerging Markets ProFund	1,000.00	1,015.78	9.50	1.87%
UltraShort Latin America ProFund	1,000.00	1,016.74	8.54	1.68%
UltraShort China ProFund	1,000.00	1,015.73	9.55	1.88%
UltraShort Japan ProFund	1,000.00	1,016.74	8.54	1.68%
Banks UltraSector ProFund	1,000.00	1,016.69	8.59	1.69%
Basic Materials UltraSector ProFund	1,000.00	1,016.48	8.79	1.73%
Biotechnology UltraSector ProFund	1,000.00	1,015.02	10.26	2.02%
Consumer Goods UltraSector ProFund	1,000.00	1,016.53	8.74	1.72%
Consumer Services UltraSector ProFund	1,000.00	1,016.64	8.64	1.70%
Financials UltraSector ProFund	1,000.00	1,016.69	8.59	1.69%
Health Care UltraSector ProFund	1,000.00	1,016.64	8.64	1.70%
Industrials UltraSector ProFund	1,000.00	1,016.59	8.69	1.71%
Internet UltraSector ProFund	1,000.00	1,016.13	9.15	1.80%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,016.64	8.64	1.70%
Oil & Gas UltraSector ProFund	1,000.00	1,016.53	8.74	1.72%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,015.83	9.45	1.86%
Pharmaceuticals UltraSector ProFund	1,000.00	1,016.59	8.69	1.71%
Precious Metals UltraSector ProFund	1,000.00	1,016.84	8.44	1.66%
Real Estate UltraSector ProFund	1,000.00	1,016.64	8.64	1.70%
Semiconductor UltraSector ProFund	1,000.00	1,016.64	8.64	1.70%
Technology UltraSector ProFund	1,000.00	1,016.64	8.64	1.70%
Telecommunications UltraSector ProFund	1,000.00	1,016.59	8.69	1.71%
Utilities UltraSector ProFund	1,000.00	1,015.93	9.35	1.84%
Short Oil & Gas ProFund	1,000.00	1,015.58	9.70	1.91%
Short Precious Metals ProFund	1,000.00	1,014.82	10.46	2.06%

Expense Examples (continued) (unaudited)

	Beginning Account Value 8/1/09	Ending Account Value 1/31/10	Expenses Paid During Period* 8/1/09 - 1/31/10	Expense Ratio During Period 8/1/09 - 1/31/10
Short Real Estate ProFund	$1,000.00	$1,015.12	$10.16	2.00%
U.S. Government Plus ProFund	1,000.00	1,016.48	8.79	1.73%
Rising Rates Opportunity 10 ProFund	1,000.00	1,016.74	8.54	1.68%
Rising Rates Opportunity ProFund	1,000.00	1,017.44	7.83	1.54%
Rising U.S. Dollar ProFund	1,000.00	1,017.24	8.03	1.58%
Falling U.S. Dollar ProFund	1,000.00	1,016.74	8.54	1.68%

Service Class
Bull ProFund	1,000.00	1,011.44	13.84	2.73%
Mid-Cap ProFund	1,000.00	1,011.70	13.59	2.68%
Small-Cap ProFund	1,000.00	1,011.59	13.69	2.70%
NASDAQ-100 ProFund	1,000.00	1,011.95	13.34	2.63%
Large-Cap Value ProFund	1,000.00	1,011.59	13.69	2.70%
Large-Cap Growth ProFund	1,000.00	1,010.38	14.90	2.94%
Mid-Cap Value ProFund	1,000.00	1,011.64	13.64	2.69%
Mid-Cap Growth ProFund	1,000.00	1,011.24	14.04	2.77%
Small-Cap Value ProFund	1,000.00	1,011.70	13.59	2.68%
Small-Cap Growth ProFund	1,000.00	1,011.59	13.69	2.70%
Europe 30 ProFund	1,000.00	1,011.24	14.04	2.77%
UltraBull ProFund	1,000.00	1,011.70	13.59	2.68%
UltraMid-Cap ProFund	1,000.00	1,011.24	14.04	2.77%
UltraSmall-Cap ProFund	1,000.00	1,011.14	14.14	2.79%
UltraDow 30 ProFund	1,000.00	1,011.34	13.94	2.75%
UltraNASDAQ-100 ProFund	1,000.00	1,011.85	13.44	2.65%
UltraInternational ProFund	1,000.00	1,011.44	13.84	2.73%
UltraEmerging Markets ProFund	1,000.00	1,011.75	13.54	2.67%
UltraLatin America ProFund	1,000.00	1,011.95	13.34	2.63%
UltraChina ProFund	1,000.00	1,011.59	13.69	2.70%
UltraJapan ProFund	1,000.00	1,010.89	14.39	2.84%
Bear ProFund	1,000.00	1,011.64	13.64	2.69%
Short Small-Cap ProFund	1,000.00	1,010.79	14.50	2.86%
Short NASDAQ-100 ProFund	1,000.00	1,011.59	13.69	2.70%
UltraBear ProFund	1,000.00	1,011.75	13.54	2.67%
UltraShort Mid-Cap ProFund	1,000.00	1,010.33	14.95	2.95%
UltraShort Small-Cap ProFund	1,000.00	1,012.10	13.19	2.60%
UltraShort Dow 30 ProFund	1,000.00	1,010.74	14.55	2.87%
UltraShort NASDAQ-100 ProFund	1,000.00	1,011.24	14.04	2.77%
UltraShort International ProFund	1,000.00	1,009.07	16.20	3.20%
UltraShort Emerging Markets ProFund	1,000.00	1,010.74	14.55	2.87%
UltraShort Latin America ProFund	1,000.00	1,011.70	13.59	2.68%
UltraShort China ProFund	1,000.00	1,010.79	14.50	2.86%
UltraShort Japan ProFund	1,000.00	1,011.70	13.59	2.68%
Banks UltraSector ProFund	1,000.00	1,011.64	13.64	2.69%
Basic Materials UltraSector ProFund	1,000.00	1,011.44	13.84	2.73%
Biotechnology UltraSector ProFund	1,000.00	1,009.98	15.30	3.02%
Consumer Goods UltraSector ProFund	1,000.00	1,011.49	13.79	2.72%
Consumer Services UltraSector ProFund	1,000.00	1,011.64	13.64	2.69%
Financials UltraSector ProFund	1,000.00	1,011.64	13.64	2.69%
Health Care UltraSector ProFund	1,000.00	1,011.59	13.69	2.70%
Industrials UltraSector ProFund	1,000.00	1,011.54	13.74	2.71%
Internet UltraSector ProFund	1,000.00	1,011.09	14.19	2.80%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,011.59	13.69	2.70%
Oil & Gas UltraSector ProFund	1,000.00	1,011.49	13.79	2.72%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,010.79	14.50	2.86%
Pharmaceuticals UltraSector ProFund	1,000.00	1,011.59	13.69	2.70%
Precious Metals UltraSector ProFund	1,000.00	1,011.80	13.49	2.66%
Real Estate UltraSector ProFund	1,000.00	1,011.59	13.69	2.70%
Semiconductor UltraSector ProFund	1,000.00	1,011.59	13.69	2.70%
Technology UltraSector ProFund	1,000.00	1,011.59	13.69	2.70%
Telecommunications UltraSector ProFund	1,000.00	1,011.59	13.69	2.70%
Utilities UltraSector ProFund	1,000.00	1,010.94	14.34	2.83%
Short Oil & Gas ProFund	1,000.00	1,012.40	12.88	2.54%
Short Precious Metals ProFund	1,000.00	1,009.78	15.50	3.06%
Short Real Estate ProFund	1,000.00	1,010.13	15.15	2.99%

Expense Examples (continued) (unaudited)

	Beginning Account Value 8/1/09	Ending Account Value 1/31/10	Expenses Paid During Period* 8/1/09 - 1/31/10	Expense Ratio During Period 8/1/09 - 1/31/10
U.S. Government Plus ProFund	$1,000.00	$1,011.44	$13.84	2.73%
Rising Rates Opportunity 10 ProFund	1,000.00	1,011.70	13.59	2.68%
Rising Rates Opportunity ProFund	1,000.00	1,012.40	12.88	2.54%
Rising U.S. Dollar ProFund	1,000.00	1,012.20	13.09	2.58%
Falling U.S. Dollar ProFund	1,000.00	1,011.70	13.59	2.68%

Class A
U.S. Government Plus ProFund	1,000.00	1,015.63	9.65	1.90%
Rising Rates Opportunity 10 ProFund	1,000.00	1,015.73	9.55	1.88%
Rising Rates Opportunity ProFund	1,000.00	1,017.34	7.93	1.56%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PROFUNDS Bull ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2010

Common Stocks (78.6%)
	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.5%	2,860	$230,201
Abbott Laboratories (Pharmaceuticals)	0.7%	6,270	331,934
American Express Co. (Diversified Financial Services)	0.4%	4,818	181,446
Amgen, Inc.* (Biotechnology)	0.5%	4,092	239,300
Apple Computer, Inc.* (Computers)	1.4%	3,652	701,622
AT&T, Inc. (Telecommunications)	1.2%	23,958	607,575
Bank of America Corp. (Banks)	1.3%	40,348	612,483
Boeing Co. (Aerospace/Defense)	0.4%	2,948	178,649
Chevron Corp. (Oil & Gas)	1.2%	8,140	587,057
Cisco Systems, Inc.* (Telecommunications)	1.1%	23,342	524,495
Citigroup, Inc.* (Diversified Financial Services)	0.5%	79,178	262,871
Coca-Cola Co. (Beverages)	1.0%	9,394	509,624
Comcast Corp.—Class A (Media)	0.4%	11,572	183,185
ConocoPhillips (Oil & Gas)	0.6%	6,006	288,288
CVS Corp. (Retail)	0.4%	5,720	185,156
Exxon Mobil Corp. (Oil & Gas)	2.5%	19,272	1,241,695
General Electric Co. (Miscellaneous Manufacturing)	1.4%	43,230	695,138
Google, Inc.—Class A* (Internet)	1.0%	968	512,479
Hewlett-Packard Co. (Computers)	0.9%	9,614	452,531
Home Depot, Inc. (Retail)	0.4%	6,886	192,877
Intel Corp. (Semiconductors)	0.9%	22,418	434,909
International Business Machines Corp. (Computers)	1.3%	5,324	651,604
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.3%	15,994	622,806
Johnson & Johnson (Healthcare—Products)	1.4%	11,198	703,906
McDonald’s Corp. (Retail)	0.6%	4,378	273,319
Medtronic, Inc. (Healthcare—Products)	0.4%	4,488	192,490
Merck & Co., Inc. (Pharmaceuticals)	1.0%	12,386	472,897
Microsoft Corp. (Software)	1.8%	31,350	883,443
Occidental Petroleum Corp. (Oil & Gas)	0.5%	3,278	256,799
Oracle Corp. (Software)	0.7%	15,862	365,778
PepsiCo, Inc. (Beverages)	0.8%	6,336	377,752
Pfizer, Inc. (Pharmaceuticals)	1.2%	32,758	611,264
Philip Morris International, Inc. (Commercial Services)	0.7%	7,722	351,428
Procter & Gamble Co. (Cosmetics/Personal Care)	1.5%	11,858	729,860
Qualcomm, Inc. (Telecommunications)	0.5%	6,776	265,551

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Schlumberger, Ltd. (Oil & Gas Services)	0.6%	4,862	$308,543
The Goldman Sachs Group, Inc. (Diversified Financial Services)	0.6%	2,068	307,553
U.S. Bancorp (Banks)	0.4%	7,744	194,220
United Parcel Service, Inc.—Class B (Transportation)	0.5%	4,026	232,582
United Technologies Corp. (Aerospace/Defense)	0.5%	3,806	256,829
Verizon Communications, Inc. (Telecommunications)	0.7%	11,528	339,154
Wal-Mart Stores, Inc. (Retail)	0.9%	8,646	461,956
Walt Disney Co. (Media)	0.5%	7,744	228,835
Wells Fargo & Co. (Banks)	1.2%	20,746	589,809
Other Common Stocks	40.3%	669,990	19,774,953

TOTAL COMMON STOCKS (Cost $26,742,819)			38,606,846

Repurchase Agreements (20.4%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $4,349,015 (Collateralized by $4,418,000 of various U.S. Government Agency Obligations, 0.14%‡-6.25%, 3/5/10-2/1/11, market value $4,438,828)	$4,349,000	4,349,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $3,263,011 (Collateralized by $3,244,000 of various U.S. Government Agency Obligations, 0.06%‡-3.50%, 3/25/10-8/25/14, market value $3,329,121)	3,263,000	3,263,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $2,417,008 (Collateralized by $2,478,000 U.S. Treasury Notes, 1.75%, 3/31/14, market value $2,465,610)	2,417,000	2,417,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,029,000)		10,029,000

TOTAL INVESTMENT SECURITIES (Cost $36,771,819)—99.0%		48,635,846
Net other assets (liabilities)—1.0%		493,221

NET ASSETS—100.0%		$49,129,067

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $600,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

See accompanying notes to the financial statements.

PROFUNDS Bull ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2010

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/19/10 (Underlying notional amount at value $5,294,025)	99	$(153,053)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$1,394,136	$(30,567)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	3,747,561	(142,303)

		$(172,870)

Bull ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Advertising	$56,915	0.1%
Aerospace/Defense	890,745	1.8%
Agriculture	496,168	1.0%
Airlines	33,899	0.1%
Apparel	187,480	0.4%
Auto Manufacturers	198,581	0.4%
Auto Parts & Equipment	88,221	0.2%
Banks	2,117,465	4.3%
Beverages	1,024,520	2.1%
Biotechnology	514,358	1.0%
Building Materials	42,049	0.1%
Chemicals	603,197	1.2%
Coal	91,956	0.2%
Commercial Services	851,141	1.7%
Computers	2,265,954	4.6%
Cosmetics/Personal Care	966,064	2.0%
Distribution/Wholesale	69,967	0.1%
Diversified Financial Services	2,102,251	4.3%
Electric	1,322,378	2.7%
Electrical Components & Equipment	137,203	0.3%
Electronics	202,156	0.4%
Energy—Alternate Sources	19,941	NM
Engineering & Construction	51,207	0.1%
Entertainment	36,818	0.1%
Environmental Control	115,699	0.2%
Food	769,929	1.6%
Forest Products & Paper	114,340	0.2%
Gas	57,375	0.1%
Hand/Machine Tools	40,427	0.1%
Healthcare—Products	1,474,790	3.0%
Healthcare—Services	469,923	1.0%
Holding Companies—Diversified	17,194	NM
Home Builders	36,452	0.1%
Home Furnishings	30,886	0.1%
Household Products/Wares	170,841	0.3%
Housewares	15,226	NM
Insurance	976,673	2.0%
Internet	1,032,201	2.1%
Iron/Steel	123,696	0.3%
Leisure Time	80,173	0.2%

	Value	% of Net Assets
Lodging	$82,581	0.2%
Machinery—Construction & Mining	131,018	0.3%
Machinery—Diversified	169,904	0.3%
Media	1,024,043	2.1%
Metal Fabricate/Hardware	57,888	0.1%
Mining	254,739	0.5%
Miscellaneous Manufacturing	1,404,928	2.9%
Office/Business Equipment	48,183	0.1%
Oil & Gas	3,541,192	7.2%
Oil & Gas Services	658,874	1.3%
Packaging & Containers	73,852	0.2%
Pharmaceuticals	2,440,779	5.0%
Pipelines	162,698	0.3%
REIT	422,421	0.9%
Real Estate	13,259	NM
Retail	2,381,758	4.8%
Savings & Loans	25,399	0.1%
Semiconductors	947,108	1.9%
Software	1,832,381	3.7%
Telecommunications	2,208,876	4.5%
Textiles	13,258	NM
Toys/Games/Hobbies	43,419	0.1%
Transportation	771,829	1.6%
Other**	10,522,221	21.4%

Total	$49,129,067	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Bull ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2010

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$38,606,846	$—	$—	$38,606,846
Repurchase Agreements	—	10,029,000	—	10,029,000

Total Investment Securities	38,606,846	10,029,000	—	48,635,846

Other Financial Instruments^	(153,053)	(172,870)	—	(325,923)

Total Investments	$38,453,793	$9,856,130	$—	$48,309,923

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (79.7%)
	Shares	Value
3Com Corp.* (Telecommunications)	4,750	$35,387
99 Cents Only Stores* (Retail)	475	6,194
Aaron’s, Inc. (Commercial Services)	570	15,880
ACI Worldwide, Inc.* (Software)	380	6,084
Acxiom Corp.* (Software)	950	14,611
ADC Telecommunications, Inc.* (Telecommunications)	1,140	6,053
ADTRAN, Inc. (Telecommunications)	665	14,098
Advance Auto Parts, Inc. (Retail)	1,140	44,973
Advent Software, Inc.* (Software)	190	7,173
Aecom Technology Corp.* (Engineering & Construction)	1,330	35,870
Aeropostale, Inc.* (Retail)	760	24,996
Affiliated Managers Group, Inc.* (Diversified Financial Services)	475	28,771
Affymetrix, Inc.* (Biotechnology)	855	4,514
AGCO Corp.* (Machinery—Diversified)	1,045	32,301
AGL Resources, Inc. (Gas)	855	30,173
AirTran Holdings, Inc.* (Airlines)	1,615	7,784
Alaska Air Group, Inc.* (Airlines)	380	11,909
Albemarle Corp. (Chemicals)	1,045	37,327
Alberto-Culver Co. (Cosmetics/Personal Care)	950	26,970
Alexander & Baldwin, Inc. (Transportation)	475	15,176
Alexandria Real Estate Equities, Inc. (REIT)	475	28,372
Alliance Data Systems Corp.* (Commercial Services)	570	33,892
Alliant Energy Corp. (Electric)	1,330	41,496
Alliant Techsystems, Inc.* (Aerospace/Defense)	380	30,009
AMB Property Corp. (REIT)	1,710	41,040
American Eagle Outfitters, Inc. (Retail)	2,470	39,248
American Financial Group, Inc. (Insurance)	950	23,570
American Greetings Corp.—Class A (Household Products/Wares)	475	8,778
AmeriCredit Corp.* (Diversified Financial Services)	1,140	23,906
Ametek, Inc. (Electrical Components & Equipment)	1,235	45,003
AnnTaylor Stores Corp.* (Retail)	665	8,352
ANSYS, Inc.* (Software)	1,045	43,744
AOL, Inc.* (Internet)	1,235	29,603
Apollo Investment Corp. (Investment Companies)	2,090	21,527
AptarGroup, Inc. (Miscellaneous Manufacturing)	760	26,965
Aqua America, Inc. (Water)	1,615	26,793
Arch Coal, Inc. (Coal)	1,900	40,033
Arrow Electronics, Inc.* (Electronics)	1,425	37,435
Arthur J. Gallagher & Co. (Insurance)	1,235	27,849
Ashland, Inc. (Chemicals)	855	34,551
Associated Banc-Corp (Banks)	1,805	22,960
Astoria Financial Corp. (Savings & Loans)	950	12,540
Atmel Corp.* (Semiconductors)	5,510	25,566
Atmos Energy Corp. (Gas)	1,045	28,863
Atwood Oceanics, Inc.* (Oil & Gas)	665	22,291
Avnet, Inc.* (Electronics)	1,805	47,724
BancorpSouth, Inc. (Banks)	855	19,562
Bank of Hawaii Corp. (Banks)	570	25,924
Barnes & Noble, Inc. (Retail)	475	8,303
BE Aerospace, Inc.* (Aerospace/Defense)	1,140	25,570
Beckman Coulter, Inc. (Healthcare—Products)	760	49,681
Bill Barrett Corp.* (Oil & Gas)	380	11,780

Common Stocks, continued
	Shares	Value
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	190	$17,704
BJ’s Wholesale Club, Inc.* (Retail)	665	22,470
Black Hills Corp. (Electric)	380	9,872
Bob Evans Farms, Inc. (Retail)	285	7,954
BorgWarner, Inc.* (Auto Parts & Equipment)	1,330	46,670
Boyd Gaming Corp.* (Lodging)	665	5,187
BRE Properties, Inc.—Class A (REIT)	570	18,280
Brink’s Home Security Holdings, Inc.* (Commercial Services)	475	19,475
Brinker International, Inc. (Retail)	1,235	20,155
Broadridge Financial Solutions, Inc. (Software)	1,615	35,078
Brown & Brown, Inc. (Insurance)	1,425	25,080
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	855	44,785
Burger King Holdings, Inc. (Retail)	1,045	18,225
Cabot Corp. (Chemicals)	760	19,593
Cadence Design Systems, Inc.* (Computers)	3,230	18,766
Camden Property Trust (REIT)	760	29,465
Career Education Corp.* (Commercial Services)	760	16,530
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	665	22,291
Carmax, Inc.* (Retail)	2,660	54,876
Carpenter Technology Corp. (Iron/Steel)	475	12,730
Cathay Bancorp, Inc. (Banks)	665	6,371
Cerner Corp.* (Software)	760	57,494
Charles River Laboratories International, Inc.* (Biotechnology)	760	27,618
Cheesecake Factory, Inc.* (Retail)	665	14,058
Chico’s FAS, Inc.* (Retail)	2,090	26,689
Chipotle Mexican Grill, Inc.—Class A* (Retail)	380	36,655
Church & Dwight, Inc. (Household Products/Wares)	855	51,548
Ciena Corp.* (Telecommunications)	1,045	13,324
Cimarex Energy Co. (Oil & Gas)	950	46,749
Cincinnati Bell, Inc.* (Telecommunications)	2,470	7,188
City National Corp. (Banks)	475	23,460
Clean Harbors, Inc.* (Environmental Control)	190	10,879
Cleco Corp. (Electric)	665	17,237
Coldwater Creek, Inc.* (Retail)	665	2,966
Collective Brands, Inc.* (Retail)	760	14,957
Commerce Bancshares, Inc. (Banks)	855	33,841
Commercial Metals Co. (Metal Fabricate/Hardware)	1,330	18,274
Commscope, Inc.* (Telecommunications)	1,140	31,019
Community Health Systems, Inc.* (Healthcare—Services)	1,045	34,088
Comstock Resources, Inc.* (Oil & Gas)	475	18,520
Con-way, Inc. (Transportation)	570	16,313
Convergys Corp.* (Commercial Services)	1,425	15,248
Copart, Inc.* (Retail)	760	25,658
Corinthian Colleges, Inc.* (Commercial Services)	1,045	14,630
Corn Products International, Inc. (Food)	855	24,299
Corporate Office Properties Trust (REIT)	665	23,734
Corrections Corp. of America* (Commercial Services)	1,330	24,884
Cousins Properties, Inc. (REIT)	1,140	8,732
Covance, Inc.* (Healthcare—Services)	760	44,164
Crane Co. (Miscellaneous Manufacturing)	570	17,396

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Cree Research, Inc.* (Semiconductors)	1,235	$69,049
Cullen/Frost Bankers, Inc. (Banks)	665	34,128
Cytec Industries, Inc. (Chemicals)	570	21,267
Deluxe Corp. (Commercial Services)	570	10,608
Dick’s Sporting Goods, Inc.* (Retail)	1,045	23,377
Diebold, Inc. (Computers)	760	20,193
Digital River, Inc.* (Internet)	380	9,549
Dollar Tree, Inc.* (Retail)	1,045	51,748
Donaldson Co., Inc. (Miscellaneous Manufacturing)	855	32,695
DPL, Inc. (Electric)	1,425	38,247
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	855	33,294
DST Systems, Inc.* (Computers)	475	21,532
Duke-Weeks Realty Corp. (REIT)	2,660	30,111
Dynegy, Inc.—Class A* (Electric)	6,080	9,850
Eaton Vance Corp. (Diversified Financial Services)	1,425	41,054
Edwards Lifesciences Corp.* (Healthcare—Products)	665	59,597
Encore Acquisition Co.* (Oil & Gas)	665	31,667
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,425	28,657
Energen Corp. (Gas)	855	37,577
Energizer Holdings, Inc.* (Electrical Components & Equipment)	760	42,180
Equinix, Inc.* (Internet)	475	45,709
Equity One, Inc. (REIT)	380	6,365
Essex Property Trust, Inc. (REIT)	285	22,712
Everest Re Group, Ltd. (Insurance)	665	57,017
Exterran Holdings, Inc.* (Oil & Gas Services)	760	15,413
F5 Networks, Inc.* (Internet)	950	46,958
FactSet Research Systems, Inc. (Computers)	475	29,925
Fair Isaac Corp. (Software)	570	12,500
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,425	12,797
Federal Realty Investment Trust (REIT)	665	42,813
Federal Signal Corp. (Miscellaneous Manufacturing)	570	$3,699
Fidelity National Title Group, Inc.—Class A (Insurance)	2,755	35,539
First American Financial Corp. (Insurance)	1,140	33,710
First Niagara Financial Group, Inc. (Savings & Loans)	2,280	31,304
FirstMerit Corp. (Banks)	1,045	21,412
Flowers Foods, Inc. (Food)	855	20,768
Foot Locker, Inc. (Retail)	1,900	21,451
Forest Oil Corp.* (Oil & Gas)	1,330	32,080
Fossil, Inc.* (Household Products/Wares)	570	18,611
Frontier Oil Corp. (Oil & Gas)	1,235	15,388
FTI Consulting, Inc.* (Commercial Services)	570	23,626
Fulton Financial Corp. (Banks)	2,090	19,312
Gartner Group, Inc.* (Commercial Services)	665	14,231
GATX Corp. (Trucking & Leasing)	475	12,455
Gen-Probe, Inc.* (Healthcare—Products)	570	24,470
Gentex Corp. (Electronics)	1,615	30,960
Global Payments, Inc. (Software)	950	42,275
Graco, Inc. (Machinery—Diversified)	665	17,749
Granite Construction, Inc. (Engineering & Construction)	380	11,734

Common Stocks, continued
	Shares	Value
Great Plains Energy, Inc. (Electric)	1,615	$28,844
Green Mountain Coffee Roasters, Inc.* (Beverages)	380	32,232
Greif, Inc.—Class A (Packaging & Containers)	380	18,377
GUESS?, Inc. (Apparel)	665	26,407
Hanesbrands, Inc.* (Apparel)	1,140	26,186
Hanover Insurance Group, Inc. (Insurance)	570	24,179
Hansen Natural Corp.* (Beverages)	855	32,875
Harsco Corp. (Miscellaneous Manufacturing)	950	28,272
Harte-Hanks, Inc. (Advertising)	380	4,013
Hawaiian Electric Industries, Inc. (Electric)	1,045	20,670
HCC Insurance Holdings, Inc. (Insurance)	1,330	36,043
Health Management Associates, Inc.—Class A* (Healthcare—Services)	2,945	19,555
Health Net, Inc.* (Healthcare—Services)	1,235	29,961
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,045	11,087
Helmerich & Payne, Inc. (Oil & Gas)	1,235	51,660
Henry Schein, Inc.* (Healthcare—Products)	1,045	56,482
Herman Miller, Inc. (Office Furnishings)	665	11,232
Hewitt Associates, Inc.* (Commercial Services)	950	37,506
Highwoods Properties, Inc. (REIT)	855	25,830
Hill-Rom Holdings, Inc. (Healthcare—Products)	760	17,761
HNI Corp. (Office Furnishings)	475	11,885
Hologic, Inc.* (Healthcare—Products)	3,135	47,244
Horace Mann Educators Corp. (Insurance)	475	5,695
Hospitality Properties Trust (REIT)	1,425	31,521
Hubbell, Inc.—Class B (Electrical Components & Equipment)	665	28,635
IDACORP, Inc. (Electric)	570	17,870
IDEX Corp. (Machinery—Diversified)	950	26,809
IDEXX Laboratories, Inc.* (Healthcare—Products)	665	34,906
Immucor, Inc.* (Healthcare—Products)	855	15,860
Informatica Corp.* (Software)	1,045	24,756
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,995	33,715
Integrated Device Technology, Inc.* (Semiconductors)	1,995	11,312
International Bancshares Corp. (Banks)	570	11,879
International Rectifier Corp.* (Semiconductors)	855	15,424
International Speedway Corp. (Entertainment)	285	7,327
Intersil Corp.—Class A (Semiconductors)	1,425	19,195
Itron, Inc.* (Electronics)	475	29,231
ITT Educational Services, Inc.* (Commercial Services)	285	27,608
J. Crew Group, Inc.* (Retail)	665	26,075
J.B. Hunt Transport Services, Inc. (Transportation)	1,045	32,040
Jack Henry & Associates, Inc. (Computers)	950	20,862
Jefferies Group, Inc.* (Diversified Financial Services)	1,425	36,394
JetBlue Airways Corp.* (Airlines)	2,470	12,202
John Wiley & Sons, Inc. (Media)	475	19,831
Jones Lang LaSalle, Inc. (Real Estate)	475	27,080
Joy Global, Inc. (Machinery—Construction & Mining)	1,235	56,489
Kansas City Southern Industries, Inc.* (Transportation)	1,140	33,858
KB Home (Home Builders)	855	13,064
KBR, Inc. (Engineering & Construction)	1,900	35,587
Kennametal, Inc. (Hand/Machine Tools)	950	23,256
Kindred Healthcare, Inc.* (Healthcare—Services)	475	8,032
Kinetic Concepts, Inc.* (Healthcare—Products)	665	27,458

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Kirby Corp.* (Transportation)	570	$18,491
Korn/Ferry International* (Commercial Services)	475	7,030
Lam Research Corp.* (Semiconductors)	1,520	50,175
Lamar Advertising Co.* (Advertising)	570	16,302
Lancaster Colony Corp. (Miscellaneous Manufacturing)	190	10,365
Landstar System, Inc. (Transportation)	570	20,685
Lender Processing Services, Inc. (Diversified Financial Services)	1,140	44,186
Lennox International, Inc. (Building Materials)	570	21,785
Liberty Property Trust (REIT)	1,330	40,432
Life Time Fitness, Inc.* (Leisure Time)	475	11,376
LifePoint Hospitals, Inc.* (Healthcare—Services)	665	19,937
Lincare Holdings, Inc.* (Healthcare—Services)	760	27,983
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	475	23,194
LKQ Corp.* (Distribution/Wholesale)	1,710	32,062
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,425	10,132
Lubrizol Corp. (Chemicals)	760	56,004
M.D.C. Holdings, Inc. (Home Builders)	380	12,768
Mack-Cali Realty Corp. (REIT)	950	30,989
Manpower, Inc. (Commercial Services)	950	49,200
ManTech International Corp.—Class A* (Software)	190	9,103
Mariner Energy, Inc.* (Oil & Gas)	1,235	17,846
Martin Marietta Materials (Building Materials)	475	37,610
Masimo Corp.* (Healthcare—Products)	570	15,823
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	285	9,647
MDU Resources Group, Inc. (Electric)	2,280	50,206
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	665	15,368
Mentor Graphics Corp.* (Computers)	1,140	9,143
Mercury General Corp. (Insurance)	380	14,524
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	380	37,039
Micros Systems, Inc.* (Computers)	950	27,151
Mine Safety Appliances Co. (Environmental Control)	285	6,866
Minerals Technologies, Inc. (Chemicals)	190	9,082
Mohawk Industries, Inc.* (Textiles)	665	27,538
MSC Industrial Direct Co.—Class A (Retail)	475	20,515
MSCI, Inc.—Class A* (Software)	1,235	36,507
National Fuel Gas Co. (Pipelines)	950	44,574
National Instruments Corp. (Computers)	665	19,544
Nationwide Health Properties, Inc. (REIT)	1,330	43,837
Navigant Consulting Co.* (Commercial Services)	570	7,729
NBTY, Inc.* (Pharmaceuticals)	665	29,612
NCR Corp.* (Computers)	1,900	22,743
Netflix, Inc.* (Internet)	475	29,569
NeuStar, Inc.* (Telecommunications)	855	19,203
New York Community Bancorp (Savings & Loans)	5,035	75,676
NewAlliance Bancshares, Inc. (Savings & Loans)	1,235	14,375
Newfield Exploration Co.* (Oil & Gas)	1,615	79,038
Nordson Corp. (Machinery—Diversified)	380	21,485
NSTAR (Electric)	1,235	42,410
NV Energy, Inc. (Electric)	2,850	32,832
NVR, Inc.* (Home Builders)	95	64,993
Oceaneering International, Inc.* (Oil & Gas Services)	665	36,375

Common Stocks, continued
	Shares	Value
OGE Energy Corp. (Electric)	1,140	$41,291
Old Republic International Corp. (Insurance)	2,850	30,181
Olin Corp. (Chemicals)	950	15,675
OMEGA Healthcare Investors, Inc. (REIT)	950	17,775
Omnicare, Inc. (Pharmaceuticals)	1,425	35,625
ONEOK, Inc. (Gas)	1,235	52,105
Oshkosh Truck Corp. (Auto Manufacturers)	1,045	37,693
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	665	22,756
Overseas Shipholding Group, Inc. (Transportation)	285	12,714
Owens & Minor, Inc. (Distribution/Wholesale)	475	19,043
Packaging Corp. of America (Packaging & Containers)	1,235	27,232
PacWest Bancorp (Banks)	285	5,914
Palm, Inc.* (Computers)	1,995	20,728
Panera Bread Co.—Class A* (Retail)	380	27,140
Parametric Technology Corp.* (Software)	1,425	23,598
Patriot Coal Corp.* (Coal)	855	13,244
Patterson-UTI Energy, Inc. (Oil & Gas)	1,805	27,725
Pentair, Inc. (Miscellaneous Manufacturing)	1,140	34,816
PepsiAmericas, Inc. (Beverages)	665	19,318
Perrigo Co. (Pharmaceuticals)	950	42,066
PetSmart, Inc. (Retail)	1,425	36,694
Pharmaceutical Product Development, Inc. (Commercial Services)	1,425	33,288
Phillips-Van Heusen Corp. (Apparel)	570	22,395
Plains Exploration & Production Co.* (Oil & Gas)	1,615	53,860
Plantronics, Inc. (Telecommunications)	570	15,059
PNM Resources, Inc. (Electric)	1,045	12,153
Polycom, Inc.* (Telecommunications)	950	21,309
Potlatch Corp. (Forest Products & Paper)	475	14,583
Pride International, Inc.* (Oil & Gas)	2,090	61,864
Protective Life Corp. (Insurance)	950	16,008
Psychiatric Solutions, Inc.* (Healthcare—Services)	665	14,663
Quest Software, Inc.* (Software)	760	13,087
Quicksilver Resources, Inc.* (Oil & Gas)	1,425	18,938
Ralcorp Holdings, Inc.* (Food)	665	41,097
Raymond James Financial Corp. (Diversified Financial Services)	1,140	28,853
Rayonier, Inc. (Forest Products & Paper)	950	39,890
Realty Income Corp. (REIT)	1,235	34,494
Regal-Beloit Corp. (Hand/Machine Tools)	380	18,012
Regency Centers Corp. (REIT)	950	31,815
Regis Corp. (Retail)	665	10,593
Reinsurance Group of America, Inc. (Insurance)	855	41,656
Reliance Steel & Aluminum Co. (Iron/Steel)	760	30,962
Rent-A-Center, Inc.* (Commercial Services)	760	15,200
ResMed, Inc.* (Healthcare—Products)	855	43,725
RF Micro Devices, Inc.* (Telecommunications)	3,230	12,436
Rollins, Inc. (Commercial Services)	475	9,348
Rovi Corp.* (Semiconductors)	1,235	35,654
RPM, Inc. (Chemicals)	1,520	28,424
Ruddick Corp. (Food)	475	13,466
Saks, Inc.* (Retail)	1,900	12,236
Scholastic Corp. (Media)	285	8,522
Scientific Games Corp.—Class A* (Entertainment)	760	10,701
SEI Investments Co. (Software)	1,520	26,919
Semtech Corp.* (Semiconductors)	665	9,962
Senior Housing Properties Trust (REIT)	1,520	31,692
Sensient Technologies Corp. (Chemicals)	570	14,792

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Service Corp. International (Commercial Services)	3,040	$23,317
Shaw Group, Inc.* (Engineering & Construction)	950	30,675
Silgan Holdings, Inc. (Packaging & Containers)	285	14,777
Silicon Laboratories, Inc.* (Semiconductors)	475	20,064
SL Green Realty Corp. (REIT)	855	38,894
Smithfield Foods, Inc.* (Food)	1,710	25,753
Solera Holdings, Inc. (Software)	760	25,164
Sonoco Products Co. (Packaging & Containers)	1,140	31,646
Sotheby’s (Commercial Services)	760	17,662
Southern Union Co. (Gas)	1,425	31,407
SPX Corp. (Miscellaneous Manufacturing)	570	31,031
SRA International, Inc.—Class A* (Computers)	475	8,180
StanCorp Financial Group, Inc. (Insurance)	570	24,499
Steel Dynamics, Inc. (Iron/Steel)	2,565	38,937
STERIS Corp. (Healthcare—Products)	665	17,343
Strayer Education, Inc. (Commercial Services)	95	19,739
Superior Energy Services, Inc.* (Oil & Gas Services)	950	21,822
SVB Financial Group* (Banks)	475	20,610
Sybase, Inc.* (Software)	950	38,636
Syniverse Holdings, Inc.* (Telecommunications)	760	12,776
Synopsys, Inc.* (Computers)	1,710	36,372
Synovus Financial Corp. (Banks)	5,795	15,994
TCF Financial Corp. (Banks)	1,330	19,471
Tech Data Corp.* (Distribution/Wholesale)	570	23,228
Techne Corp. (Healthcare—Products)	380	24,936
Teleflex, Inc. (Miscellaneous Manufacturing)	475	27,151
Telephone & Data Systems, Inc. (Telecommunications)	1,140	35,967
Temple-Inland, Inc. (Forest Products & Paper)	1,235	21,452
Terex Corp.* (Machinery—Construction & Mining)	1,235	24,144
Terra Industries, Inc. (Chemicals)	1,140	36,024
The Brink’s Co. (Miscellaneous Manufacturing)	570	13,327
The Corporate Executive Board Co. (Commercial Services)	380	8,793
The Macerich Co. (REIT)	1,149	35,447
The Ryland Group, Inc. (Home Builders)	475	10,574
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	475	18,858
The Timberland Co.—Class A* (Apparel)	475	8,170
The Warnaco Group, Inc.* (Apparel)	475	18,392
Thomas & Betts Corp.* (Electronics)	570	19,243
Thor Industries, Inc. (Home Builders)	380	12,065
Thoratec Corp.* (Healthcare—Products)	665	18,853
Tidewater, Inc. (Oil & Gas Services)	570	26,687
Timken Co. (Metal Fabricate/Hardware)	950	21,290
Toll Brothers, Inc.* (Home Builders)	1,615	29,829
Tootsie Roll Industries, Inc. (Food)	285	7,419
Towers Watson & Co.—Class A (Commercial Services)	475	20,724
Trimble Navigation, Ltd.* (Electronics)	1,425	32,618
Trinity Industries, Inc. (Miscellaneous Manufacturing)	950	14,858
Trustmark Corp. (Banks)	665	15,162
Tupperware Corp. (Household Products/Wares)	760	32,270
tw telecom, Inc.* (Telecommunications)	1,710	26,351
UDR, Inc. (REIT)	1,805	28,086
UGI Corp. (Gas)	1,235	30,270
Under Armour, Inc.—Class A* (Retail)	380	9,652
Unit Corp.* (Oil & Gas)	475	21,632

Common Stocks, continued
	Shares	Value
United Rentals, Inc.* (Commercial Services)	665	$5,327
United Therapeutics Corp.* (Pharmaceuticals)	570	33,955
Unitrin, Inc. (Insurance)	570	12,369
Universal Corp. (Agriculture)	285	12,936
Universal Health Services, Inc.—Class B (Healthcare—Services)	1,140	33,242
Urban Outfitters, Inc.* (Retail)	1,520	47,986
URS Corp.* (Engineering & Construction)	950	42,636
Valeant Pharmaceuticals International* (Pharmaceuticals)	760	25,437
Valley National Bancorp (Banks)	1,710	23,513
Valmont Industries, Inc. (Metal Fabricate/Hardware)	190	13,197
Valspar Corp. (Chemicals)	1,140	30,187
ValueClick, Inc.* (Internet)	950	8,788
Varian, Inc.* (Electronics)	285	14,695
VCA Antech, Inc.* (Pharmaceuticals)	950	24,120
Vectren Corp. (Gas)	950	22,116
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,280	87,552
Vishay Intertechnology, Inc.* (Electronics)	2,185	16,475
W.R. Berkley Corp. (Insurance)	1,615	39,293
Wabtec Corp. (Machinery—Diversified)	570	21,848
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	950	29,763
Washington Federal, Inc. (Savings & Loans)	1,330	24,804
Waste Connections, Inc.* (Environmental Control)	950	30,561
Webster Financial Corp. (Banks)	760	11,757
Weingarten Realty Investors (REIT)	1,235	23,057
WellCare Health Plans, Inc.* (Healthcare—Services)	475	14,811
Wendy’s/Arby’s Group, Inc.—Class A (Retail—Restaurants)	4,370	20,146
Werner Enterprises, Inc. (Transportation)	475	9,396
Westamerica Bancorp (Banks)	285	15,840
Westar Energy, Inc. (Electric)	1,235	26,343
WGL Holdings, Inc. (Gas)	570	18,086
Williams Sonoma, Inc. (Retail)	1,235	23,440
Wilmington Trust Corp. (Banks)	760	9,971
WMS Industries, Inc.* (Leisure Time)	570	21,136
Woodward Governor Co. (Electronics)	665	16,911
Worthington Industries, Inc. (Metal Fabricate/Hardware)	665	9,623
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	665	17,357

TOTAL COMMON STOCKS (Cost $8,798,551)		10,092,951

Repurchase Agreements (95.7%)
Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $5,255,018 (Collateralized by $5,313,000 of various U.S. Government Agency Obligations, 0.14%‡-6.25%, 3/5/10-2/1/11, market value $5,362,117)	$5,255,000	5,255,000

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements, continued
	Principal Amount	Value
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $3,944,013 (Collateralized by $3,928,000 of various U.S. Government Agency Obligations, 0.06%‡-3.50%, 3/25/10-8/25/14, market value $4,024,667)	$3,944,000	$3,944,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $2,921,010 (Collateralized by $2,994,600 U.S. Treasury Notes, 1.75%, 3/31/14, market value $2,979,627)	2,921,000	2,921,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,120,000)		12,120,000

TOTAL INVESTMENT SECURITIES (Cost $20,918,551)—175.4%		22,212,951
Net other assets (liabilities)—(75.4)%		(9,546,077)

NET ASSETS—100.0%		$12,666,874

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $1,410,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 3/19/10 (Underlying notional amount at value $490,560)	7	$5,024
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$590,454	$(16,014)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	1,806,736	(331,744)

		$(347,758)

Mid-Cap ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Advertising	$20,315	0.2%
Aerospace/Defense	55,579	0.4%
Agriculture	12,936	0.1%
Airlines	31,895	0.3%
Apparel	101,550	0.8%
Auto Manufacturers	37,693	0.3%
Auto Parts & Equipment	46,670	0.4%
Banks	357,081	2.8%

	Value	% of Net Assets
Beverages	$84,425	0.7%
Biotechnology	137,388	1.1%
Building Materials	59,395	0.5%
Chemicals	302,926	2.4%
Coal	53,277	0.4%
Commercial Services	471,475	3.7%
Computers	255,139	2.0%
Cosmetics/Personal Care	26,970	0.2%
Distribution/Wholesale	108,048	0.9%
Diversified Financial Services	232,927	1.8%
Electric	389,321	3.1%
Electrical Components & Equipment	152,857	1.2%
Electronics	245,292	1.9%
Engineering & Construction	156,502	1.2%
Entertainment	51,322	0.4%
Environmental Control	48,306	0.4%
Food	132,802	1.0%
Forest Products & Paper	86,057	0.7%
Gas	250,597	2.0%
Hand/Machine Tools	64,462	0.5%
Healthcare—Products	454,139	3.6%
Healthcare—Services	246,436	1.9%
Home Builders	143,293	1.1%
Household Products/Wares	130,065	1.0%
Insurance	447,212	3.5%
Internet	170,176	1.3%
Investment Companies	21,527	0.2%
Iron/Steel	82,629	0.7%
Leisure Time	32,512	0.3%
Lodging	5,187	NM
Machinery—Construction & Mining	125,418	1.0%
Machinery—Diversified	137,549	1.1%
Media	28,353	0.2%
Metal Fabricate/Hardware	62,384	0.5%
Miscellaneous Manufacturing	272,513	2.1%
Office Furnishings	23,117	0.2%
Oil & Gas	511,038	4.0%
Oil & Gas Services	111,384	0.9%
Packaging & Containers	92,032	0.7%
Pharmaceuticals	257,596	2.0%
Pipelines	44,574	0.4%
REIT	665,493	5.3%
Real Estate	27,080	0.2%
Retail	687,636	5.4%
Retail—Restaurants	20,146	0.2%
Savings & Loans	158,699	1.3%
Semiconductors	269,198	2.1%
Software	416,729	3.3%
Telecommunications	250,170	2.0%
Textiles	27,538	0.2%
Transportation	158,673	1.3%
Trucking & Leasing	12,455	0.1%
Water	26,793	0.2%
Other**	2,573,923	20.3%

Total	$12,666,874	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$10,092,951	$—	$—	$10,092,951
Repurchase Agreements	—	12,120,000	—	12,120,000

Total Investment Securities	10,092,951	12,120,000	—	22,212,951

Other Financial Instruments^	5,024	(347,758)	—	(342,734)

Total Investments	$10,097,975	$11,772,242	$—	$21,870,217

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2010

Common Stocks (40.8%)
	Percentage of Net Assets	Shares	Value
3Com Corp.* (Telecommunications)	0.1%	5,355	$39,895
Acuity Brands, Inc. (Miscellaneous Manufacturing)	0.1%	765	27,372
Apollo Investment Corp. (Investment Companies)	0.1%	2,635	27,140
Arena Resources, Inc.* (Oil & Gas)	0.1%	765	29,330
Atheros Communications* (Telecommunications)	0.1%	935	29,985
Bally Technologies, Inc.* (Entertainment)	0.1%	765	30,348
Bill Barrett Corp.* (Oil & Gas)	0.1%	850	26,350
Brigham Exploration Co.* (Oil & Gas)	0.1%	2,040	26,602
Domtar Corp.* (Forest Products & Paper)	0.1%	765	37,156
Drill-Quip, Inc.* (Oil & Gas Services)	0.1%	510	26,770
Eastman Kodak Co.* (Miscellaneous Manufacturing)	0.1%	4,675	28,284
Entertainment Properties Trust (REIT)	0.1%	765	26,706
Equity Lifestyle Properties, Inc. (REIT)	0.1%	595	28,750
Highwoods Properties, Inc. (REIT)	0.1%	1,020	30,814
Home Properties, Inc. (REIT)	0.1%	680	30,144
Human Genome Sciences, Inc.* (Biotechnology)	0.2%	2,125	56,249
Informatica Corp.* (Software)	0.1%	1,275	30,205
Jack Henry & Associates, Inc. (Computers)	0.1%	1,360	29,866
Key Energy Services, Inc.* (Oil & Gas Services)	0.1%	2,720	26,302
Live Nation, Inc.* (Commercial Services)	0.1%	3,163	36,280
Montpelier Re Holdings, Ltd. (Insurance)	0.1%	1,955	33,020
Nicor, Inc. (Gas)	0.1%	765	30,998
Nordson Corp. (Machinery—Diversified)	0.1%	510	28,835
OMEGA Healthcare Investors, Inc. (REIT)	0.1%	1,785	33,397
Parametric Technology Corp.* (Software)	0.1%	1,785	29,560
Piedmont Natural Gas Co., Inc. (Gas)	0.1%	1,105	28,365
Platinum Underwriters Holdings, Ltd. (Insurance)	0.1%	765	27,739
Polycom, Inc.* (Telecommunications)	0.1%	1,190	26,692
ProAssurance Corp.* (Insurance)	0.1%	595	30,202
Progress Software Corp.* (Software)	0.1%	935	26,302
Prosperity Bancshares, Inc. (Banks)	0.1%	680	27,418

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Regal-Beloit Corp. (Hand/Machine Tools)	0.2%	935	$44,319
Rosetta Resources, Inc.* (Oil & Gas)	0.1%	1,360	27,962
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	0.1%	1,020	29,845
Skyworks Solutions, Inc.* (Semiconductors)	0.1%	2,295	29,124
Solera Holdings, Inc. (Software)	0.1%	935	30,958
Southwest Gas Corp. (Gas)	0.1%	1,020	28,223
The Warnaco Group, Inc.* (Apparel)	0.1%	680	26,330
Tibco Software, Inc.* (Internet)	0.1%	2,975	26,656
Tupperware Corp. (Household Products/Wares)	0.1%	850	36,091
UAL Corp.* (Airlines)	0.1%	2,550	31,186
W.R. Grace & Co.* (Chemicals)	0.1%	1,105	26,387
WGL Holdings, Inc. (Gas)	0.1%	850	26,970
Wolverine World Wide, Inc. (Apparel)	0.1%	1,020	26,979
Other Common Stocks	36.2%	731,024	10,192,537

TOTAL COMMON STOCKS (Cost $10,052,237)			11,530,643

Repurchase Agreements (87.1%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $10,674,036 (Collateralized by $10,775,000 of various Federal National Mortgage Association Securities, 0.08%‡-6.25%, 4/1/10-2/1/11, market value $10,888,174)	$10,674,000	10,674,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $8,019,027 (Collateralized by $8,183,000 of various Federal Home Loan Mortgage Corp. Securities, 0.06%‡-0.14%‡, 3/25/10-4/13/10, market value $8,180,831)	8,019,000	8,019,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $5,939,020 (Collateralized by $6,088,400 U.S. Treasury Notes, 1.75%, 3/31/14, market value $6,057,958)	5,939,000	5,939,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,632,000)		24,632,000

TOTAL INVESTMENT SECURITIES (Cost $34,684,237)—127.9%		36,162,643
Net other assets (liabilities)—(27.9)%		(7,897,055)

NET ASSETS—100.0%		$28,265,588

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2010

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $3,260,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Futures Contract expiring 3/19/10 (Underlying notional amount at value $5,820,970)	97	$(59,037)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$5,273,353	$(303,260)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	5,859,757	(158,546)

		$(461,806)

Small-Cap ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Advertising	$23,018	0.1%
Aerospace/Defense	187,583	0.7%
Aerospace/Defense Equipment	18,700	0.1%
Agriculture	9,173	NM
Airlines	111,846	0.4%
Apparel	257,648	0.9%
Auto Manufacturers	5,192	NM
Auto Parts & Equipment	82,430	0.3%
Banks	810,766	3.0%
Biotechnology	259,593	0.9%
Building Materials	90,169	0.3%
Chemicals	265,123	0.9%
Coal	9,312	NM
Commercial Services	773,102	2.7%
Computers	231,964	0.8%
Cosmetics/Personal Care	37,510	0.1%
Distribution/Wholesale	103,041	0.4%
Diversified Financial Services	183,004	0.7%
Electric	119,118	0.4%
Electrical Components & Equipment	104,716	0.4%
Electronics	337,624	1.2%

	Value	% of Net Assets
Energy—Alternate Sources	$8,866	NM
Engineering & Construction	70,828	0.3%
Entertainment	85,982	0.3%
Environmental Control	84,270	0.3%
Food	178,754	0.6%
Forest Products & Paper	171,931	0.6%
Gas	153,128	0.5%
Hand/Machine Tools	82,883	0.3%
Healthcare—Products	544,189	1.9%
Healthcare—Services	226,951	0.8%
Home Builders	33,292	0.1%
Home Furnishings	39,189	0.1%
Household Products/Wares	135,192	0.5%
Housewares	19,468	0.1%
Insurance	425,067	1.5%
Internet	325,137	1.2%
Investment Companies	65,017	0.2%
Leisure Time	43,856	0.2%
Lodging	25,752	0.1%
Machinery—Construction & Mining	10,578	NM
Machinery—Diversified	137,639	0.5%
Media	32,698	0.1%
Metal Fabricate/Hardware	113,125	0.4%
Mining	96,528	0.3%
Miscellaneous Manufacturing	311,675	1.1%
Office Furnishings	24,064	0.1%
Oil & Gas	378,965	1.3%
Oil & Gas Services	208,236	0.7%
Packaging & Containers	8,332	NM
Pharmaceuticals	311,970	1.1%
REIT	683,594	2.4%
Real Estate	12,628	0.1%
Retail	691,222	2.5%
Savings & Loans	84,030	0.3%
Semiconductors	347,832	1.2%
Software	516,827	1.8%
Storage/Warehousing	13,137	0.1%
Telecommunications	544,440	1.9%
Toys/Games/Hobbies	15,171	0.1%
Transportation	186,134	0.7%
Trucking & Leasing	10,509	NM
Water	50,925	0.2%
Other**	16,734,945	59.2%

Total	$28,265,588	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2010

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$11,530,643	$—	$—	$11,530,643
Repurchase Agreements	—	24,632,000	—	24,632,000

Total Investment Securities	11,530,643	24,632,000	—	36,162,643

Other Financial Instruments^	(59,037)	(461,806)	—	(520,843)

Total Investments	$11,471,606	$24,170,194	$—	$35,641,800

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS NASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (83.8%)
	Shares	Value
Activision Blizzard, Inc.* (Software)	25,761	$261,732
Adobe Systems, Inc.* (Software)	11,718	378,491
Altera Corp. (Semiconductors)	9,486	202,242
Amazon.com, Inc.* (Internet)	6,510	816,419
Amgen, Inc.* (Biotechnology)	10,788	630,882
Apollo Group, Inc.—Class A* (Commercial Services)	3,534	214,125
Apple Computer, Inc.* (Computers)	28,551	5,485,218
Applied Materials, Inc. (Semiconductors)	15,717	191,433
Autodesk, Inc.* (Software)	5,487	130,536
Automatic Data Processing, Inc. (Software)	8,091	330,032
Baidu, Inc.ADR* (Internet)	651	268,023
Bed Bath & Beyond, Inc.* (Retail)	7,998	309,523
Biogen Idec, Inc.* (Biotechnology)	7,254	389,830
BMC Software, Inc.* (Software)	4,836	186,863
Broadcom Corp.—Class A* (Semiconductors)	9,021	241,041
C.H. Robinson Worldwide, Inc. (Transportation)	3,813	215,930
CA, Inc. (Software)	11,439	252,116
Celgene Corp.* (Biotechnology)	10,602	601,982
Cephalon, Inc.* (Pharmaceuticals)	1,674	106,868
Cerner Corp.* (Software)	1,860	140,709
Check Point Software Technologies, Ltd.* (Internet)	4,650	148,707
Cintas Corp. (Textiles)	4,185	105,085
Cisco Systems, Inc.* (Telecommunications)	46,779	1,051,124
Citrix Systems, Inc.* (Software)	4,929	204,800
Cognizant Technology Solutions Corp.* (Computers)	6,510	284,227
Comcast Corp.—Class A (Media)	32,829	519,683
Costco Wholesale Corp. (Retail)	5,208	299,095
Dell, Inc.* (Computers)	16,368	211,147
DENTSPLY International, Inc. (Healthcare—Products)	3,348	112,258
DIRECTV—Class A* (Media)	15,810	479,833
DISH Network Corp.—Class A (Media)	4,929	90,004
eBay, Inc.* (Internet)	21,948	505,243
Electronic Arts, Inc.* (Software)	7,440	121,123
Expedia, Inc.* (Internet)	6,510	139,379
Expeditors International of Washington, Inc. (Transportation)	4,743	161,736
Express Scripts, Inc.* (Pharmaceuticals)	5,580	467,939
Fastenal Co. (Distribution/Wholesale)	3,255	135,017
First Solar, Inc.* (Energy—Alternate Sources)	1,674	189,664
Fiserv, Inc.* (Software)	4,371	196,870
Flextronics International, Ltd.* (Electronics)	20,088	127,358
FLIR Systems, Inc.* (Electronics)	3,627	107,287
Foster Wheeler AG* (Engineering & Construction)	2,976	83,268
Garmin, Ltd. (Electronics)	4,278	138,222
Genzyme Corp.* (Biotechnology)	7,719	418,833
Gilead Sciences, Inc.* (Pharmaceuticals)	20,181	974,137
Google, Inc.—Class A* (Internet)	3,348	1,772,498
Henry Schein, Inc.* (Healthcare—Products)	2,046	110,586
Hologic, Inc.* (Healthcare—Products)	6,138	92,500
Illumina, Inc.* (Biotechnology)	2,883	105,777
Infosys Technologies, Ltd.ADR (Software)	2,511	130,346
Intel Corp. (Semiconductors)	43,989	853,387
Intuit, Inc.* (Software)	9,114	269,866
Intuitive Surgical, Inc.* (Healthcare—Products)	837	274,586
J.B. Hunt Transport Services, Inc. (Transportation)	2,883	88,393

Common Stocks, continued
	Shares	Value
Joy Global, Inc. (Machinery—Construction & Mining)	2,325	$106,346
KLA-Tencor Corp. (Semiconductors)	4,743	133,753
Lam Research Corp.* (Semiconductors)	2,976	98,238
Liberty Media Holding Corp.—Interactive Series A* (Internet)	12,462	129,356
Life Technologies Corp.* (Biotechnology)	4,092	203,413
Linear Technology Corp. (Semiconductors)	6,789	177,193
Logitech International S.A.GDR* (Computers)	3,906	65,386
Marvell Technology Group, Ltd.* (Semiconductors)	13,485	235,044
Mattel, Inc. (Toys/Games/Hobbies)	9,393	185,230
Maxim Integrated Products, Inc. (Semiconductors)	6,789	118,672
Microchip Technology, Inc. (Semiconductors)	3,441	88,812
Microsoft Corp. (Software)	69,564	1,960,314
Millicom International Cellular S.A. (Telecommunications)	2,418	172,452
Mylan Laboratories, Inc.* (Pharmaceuticals)	7,254	132,240
NetApp, Inc.* (Computers)	7,998	232,982
News Corp.—Class A (Media)	32,364	408,110
NII Holdings, Inc.—Class B* (Telecommunications)	3,720	121,793
NVIDIA Corp.* (Semiconductors)	12,369	190,359
O’Reilly Automotive, Inc.* (Retail)	3,069	116,008
Oracle Corp. (Software)	47,523	1,095,880
PACCAR, Inc. (Auto Manufacturers)	9,300	335,079
Patterson Cos., Inc.* (Healthcare—Products)	2,697	77,026
Paychex, Inc. (Commercial Services)	7,812	226,470
Priceline.com, Inc.* (Internet)	1,023	199,843
QIAGEN N.V.* (Biotechnology)	5,301	115,350
Qualcomm, Inc. (Telecommunications)	45,849	1,796,822
Research In Motion, Ltd.* (Computers)	12,927	813,884
Ross Stores, Inc. (Retail)	2,883	132,416
SanDisk Corp.* (Computers)	5,301	134,751
Seagate Technology (Computers)	11,253	188,263
Sears Holdings Corp.* (Retail)	2,790	260,251
Sigma-Aldrich Corp. (Chemicals)	2,697	129,051
Staples, Inc. (Retail)	11,067	259,632
Starbucks Corp.* (Retail)	23,436	510,670
Stericycle, Inc.* (Environmental Control)	2,046	108,295
Symantec Corp.* (Internet)	19,251	326,304
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	17,019	965,318
Urban Outfitters, Inc.* (Retail)	3,813	120,376
VeriSign, Inc.* (Internet)	4,092	93,748
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,464	171,418
Virgin Media, Inc. (Telecommunications)	7,626	108,213
Vodafone Group PLCADR (Telecommunications)	13,299	285,397
Warner Chilcott PLC—Class A* (Pharmaceuticals)	5,859	160,126
Wynn Resorts, Ltd. (Lodging)	3,069	189,910
Xilinx, Inc. (Semiconductors)	8,370	197,365
Yahoo!, Inc.* (Internet)	15,345	230,328

TOTAL COMMON STOCKS (Cost $24,867,458)		36,431,860

See accompanying notes to the financial statements.

PROFUNDS NASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (44.3%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $8,340,028 (Collateralized by $8,444,000 of various Federal National Mortgage Association Securities, 0.08%‡-6.25%, 4/1/10-2/1/11, market value $8,508,105)	$8,340,000	$8,340,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $6,262,021 (Collateralized by $6,390,000 of various Federal Home Loan Mortgage Corp. Securities, 0.06%‡-0.14%, 3/25/10-4/13/10, market value $6,388,260)	6,262,000	6,262,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $4,638,015 (Collateralized by $4,754,700 U.S. Treasury Notes, 1.75%, 3/31/14, market value $4,730,927)	4,638,000	4,638,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,240,000)		19,240,000

TOTAL INVESTMENT SECURITIES (Cost $44,107,458)—128.1%		55,671,860
Net other assets (liabilities)—(28.1)%		(12,201,436)

NET ASSETS—100.0%		$43,470,424

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $1,850,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 3/19/10 (Underlying notional amount at value $3,894,240)	112	$(136,452)

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$2,836,889	$(113,247)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	7,070,587	(315,978)

		$(429,225)

NASDAQ-100 ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Auto Manufacturers	$335,079	0.8%
Biotechnology	2,637,485	6.1%
Chemicals	129,051	0.3%
Commercial Services	440,595	1.0%
Computers	7,415,858	17.1%
Distribution/Wholesale	135,017	0.3%
Electronics	372,867	0.9%
Energy—Alternate Sources	189,664	0.4%
Engineering & Construction	83,268	0.2%
Environmental Control	108,295	0.3%
Healthcare—Products	666,956	1.5%
Internet	4,629,848	10.7%
Lodging	189,910	0.4%
Machinery—Construction & Mining	106,346	0.2%
Media	1,497,630	3.4%
Pharmaceuticals	2,806,628	6.5%
Retail	2,007,971	4.6%
Semiconductors	2,727,539	6.3%
Software	5,659,678	13.0%
Telecommunications	3,535,801	8.1%
Textiles	105,085	0.2%
Toys/Games/Hobbies	185,230	0.4%
Transportation	466,059	1.1%
Other**	7,038,564	16.2%

Total	$43,470,424	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS NASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$36,431,860	$—	$—	$36,431,860
Repurchase Agreements	—	19,240,000	—	19,240,000

Total Investment Securities	36,431,860	19,240,000	—	55,671,860

Other Financial Instruments^	(136,452)	(429,225)	—	(565,677)

Total Investments	$36,295,408	$18,810,775	$—	$55,106,183

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (99.2%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	450	$36,220
Abbott Laboratories (Pharmaceuticals)	1,050	55,587
Advanced Micro Devices, Inc.* (Semiconductors)	400	2,984
Aetna, Inc. (Healthcare—Services)	600	17,982
Affiliated Computer Services, Inc.—Class A* (Computers)	50	3,076
AFLAC, Inc. (Insurance)	400	19,372
Agilent Technologies, Inc.* (Electronics)	250	7,008
Air Products & Chemicals, Inc. (Chemicals)	150	11,394
Airgas, Inc. (Chemicals)	50	2,113
AK Steel Holding Corp. (Iron/Steel)	50	1,017
Alcoa, Inc. (Mining)	1,400	17,822
Allegheny Energy, Inc. (Electric)	250	5,238
Allegheny Technologies, Inc. (Iron/Steel)	50	2,043
Allstate Corp. (Insurance)	750	22,447
Altria Group, Inc. (Agriculture)	2,050	40,713
Ameren Corp. (Electric)	350	8,942
American Electric Power, Inc. (Electric)	700	24,255
American International Group, Inc.* (Insurance)	200	4,846
Ameriprise Financial, Inc. (Diversified Financial Services)	150	5,736
AmerisourceBergen Corp. (Pharmaceuticals)	400	10,904
Amgen, Inc.* (Biotechnology)	700	40,936
Analog Devices, Inc. (Semiconductors)	200	5,392
AON Corp. (Insurance)	400	15,560
Apartment Investment and Management Co.—Class A (REIT)	100	1,536
Applied Materials, Inc. (Semiconductors)	1,250	15,225
Archer-Daniels—Midland Co. (Agriculture)	900	26,955
Assurant, Inc. (Insurance)	150	4,715
AT&T, Inc. (Telecommunications)	4,200	106,512
Automatic Data Processing, Inc. (Software)	400	16,316
AutoNation, Inc.* (Retail)	150	2,700
Avalonbay Communities, Inc. (REIT)	50	3,831
Avery Dennison Corp. (Household Products/Wares)	150	4,877
Ball Corp. (Packaging & Containers)	50	2,540
Bank of America Corp. (Banks)	14,150	214,797
Bank of New York Mellon Corp. (Banks)	1,700	49,453
Bard (C.R.), Inc. (Healthcare—Products)	50	4,145
Baxter International, Inc. (Healthcare—Products)	450	25,915
BB&T Corp. (Banks)	1,000	27,870
Becton, Dickinson & Co. (Healthcare—Products)	150	11,305
Bemis Co., Inc. (Packaging & Containers)	150	4,209
Big Lots, Inc.* (Retail)	100	2,841
BJ Services Co. (Oil & Gas Services)	400	8,268
Black & Decker Corp. (Hand/Machine Tools)	100	6,466
Boeing Co. (Aerospace/Defense)	650	39,390
Boston Properties, Inc. (REIT)	100	6,487
Boston Scientific Corp.* (Healthcare—Products)	2,150	18,554
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,600	38,976
Brown-Forman Corp. (Beverages)	50	2,566
C.H. Robinson Worldwide, Inc. (Transportation)	100	5,663
CA, Inc. (Software)	250	5,510
Cabot Oil & Gas Corp. (Oil & Gas)	50	1,914
Campbell Soup Co. (Food)	150	4,967
Capital One Financial Corp. (Diversified Financial Services)	650	23,959
Cardinal Health, Inc. (Pharmaceuticals)	500	16,535
CareFusion Corp.* (Healthcare—Products)	250	6,438
Carnival Corp.—Class A* (Leisure Time)	600	19,998

Common Stocks, continued
	Shares	Value
CBS Corp.—Class B (Media)	500	$6,465
CenterPoint Energy, Inc. (Electric)	550	7,673
CenturyTel, Inc. (Telecommunications)	400	13,604
Cephalon, Inc.* (Pharmaceuticals)	50	3,192
Chesapeake Energy Corp. (Oil & Gas)	900	22,302
Chevron Corp. (Oil & Gas)	2,850	205,542
Chubb Corp. (Insurance)	500	25,000
Cincinnati Financial Corp. (Insurance)	250	6,598
Cintas Corp. (Textiles)	200	5,022
Citigroup, Inc.* (Diversified Financial Services)	27,750	92,130
Clorox Co. (Household Products/Wares)	100	5,917
CMS Energy Corp. (Electric)	350	5,310
Coca-Cola Enterprises, Inc. (Beverages)	250	5,048
Comcast Corp.—Class A (Media)	4,050	64,111
Comerica, Inc. (Banks)	200	6,902
Computer Sciences Corp.* (Computers)	100	5,130
Compuware Corp.* (Software)	200	1,518
ConAgra Foods, Inc. (Food)	300	6,822
ConocoPhillips (Oil & Gas)	2,100	100,800
Consolidated Edison, Inc. (Electric)	400	17,496
Constellation Brands, Inc.* (Beverages)	300	4,824
Constellation Energy Group, Inc. (Electric)	300	9,684
Costco Wholesale Corp. (Retail)	600	34,458
Coventry Health Care, Inc.* (Healthcare—Services)	200	4,576
CSX Corp. (Transportation)	200	8,572
Cummins, Inc. (Machinery—Diversified)	100	4,516
CVS Corp. (Retail)	2,000	64,740
D.R. Horton, Inc. (Home Builders)	400	4,716
Darden Restaurants, Inc. (Retail)	50	1,848
Dean Foods Co.* (Food)	250	4,408
Deere & Co. (Machinery—Diversified)	250	12,487
Dell, Inc.* (Computers)	2,450	31,605
DENTSPLY International, Inc. (Healthcare—Products)	100	3,353
Devon Energy Corp. (Oil & Gas)	400	26,764
Discover Financial Services (Diversified Financial Services)	750	10,260
Dominion Resources, Inc. (Electric)	850	31,841
Dover Corp. (Miscellaneous Manufacturing)	100	4,288
Dr. Pepper Snapple Group, Inc. (Beverages)	200	5,532
DTE Energy Co. (Electric)	250	10,510
Duke Energy Corp. (Electric)	1,850	30,580
E* TRADE Financial Corp.* (Diversified Financial Services)	2,200	3,344
E.I. du Pont de Nemours & Co. (Chemicals)	600	19,566
Eastman Chemical Co. (Chemicals)	100	5,653
Eastman Kodak Co.* (Miscellaneous Manufacturing)	400	2,420
Eaton Corp. (Miscellaneous Manufacturing)	250	15,310
Edison International (Electric)	450	14,994
El Paso Corp. (Pipelines)	450	4,568
Electronic Arts, Inc.* (Software)	300	4,884
Eli Lilly & Co. (Pharmaceuticals)	700	24,640
Emerson Electric Co. (Electrical Components & Equipment)	650	27,001
Entergy Corp. (Electric)	250	19,077
EQT Corp. (Oil & Gas)	100	4,402
Equifax, Inc. (Commercial Services)	100	3,200
Equity Residential Properties Trust (REIT)	250	8,012
Exelon Corp. (Electric)	600	27,372
Expeditors International of Washington, Inc. (Transportation)	150	5,115

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Exxon Mobil Corp. (Oil & Gas)	3,200	$206,176
Family Dollar Stores, Inc. (Retail)	200	6,176
FedEx Corp. (Transportation)	450	35,257
Fidelity National Information Services, Inc. (Software)	450	10,602
Fifth Third Bancorp (Banks)	1,150	14,306
First Horizon National Corp.* (Banks)	300	3,885
FirstEnergy Corp. (Electric)	450	19,629
Fiserv, Inc.* (Software)	100	4,504
Fluor Corp. (Engineering & Construction)	250	11,335
Ford Motor Co.* (Auto Manufacturers)	3,250	35,230
Forest Laboratories, Inc.* (Pharmaceuticals)	150	4,446
Fortune Brands, Inc. (Household Products/Wares)	200	8,314
FPL Group, Inc. (Electric)	600	29,256
Franklin Resources, Inc. (Diversified Financial Services)	100	9,903
Frontier Communications Corp. (Telecommunications)	450	3,425
GameStop Corp.—Class A* (Retail)	100	1,977
Gannett Co., Inc. (Media)	250	4,038
General Dynamics Corp. (Aerospace/Defense)	250	16,712
General Electric Co. (Miscellaneous Manufacturing)	15,150	243,612
General Mills, Inc. (Food)	200	14,262
Genuine Parts Co. (Distribution/Wholesale)	250	9,420
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	700	9,688
Genzyme Corp.* (Biotechnology)	200	10,852
H & R Block, Inc. (Commercial Services)	300	6,456
Halliburton Co. (Oil & Gas Services)	650	18,986
Harley-Davidson, Inc. (Leisure Time)	100	2,274
Harris Corp. (Telecommunications)	50	2,146
Hartford Financial Services Group, Inc. (Insurance)	550	13,194
Health Care REIT, Inc. (REIT)	100	4,300
Heinz (H.J.) Co. (Food)	200	8,726
Hess Corp. (Oil & Gas)	400	23,116
Hewlett-Packard Co. (Computers)	1,050	49,423
Home Depot, Inc. (Retail)	2,400	67,224
Hormel Foods Corp. (Food)	100	3,870
Host Marriott Corp. (REIT)	900	9,540
Humana, Inc.* (Healthcare—Services)	250	12,155
Huntington Bancshares, Inc. (Banks)	1,000	4,790
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	200	8,718
Integrys Energy Group, Inc. (Electric)	100	4,185
Intel Corp. (Semiconductors)	4,400	85,360
International Game Technology (Entertainment)	200	3,668
International Paper Co. (Forest Products & Paper)	300	6,873
Interpublic Group of Cos., Inc.* (Advertising)	700	4,522
Iron Mountain, Inc.* (Commercial Services)	100	2,286
J.C. Penney Co., Inc. (Retail)	350	8,690
J.P. Morgan Chase & Co. (Diversified Financial Services)	5,600	218,064
Jabil Circuit, Inc. (Electronics)	250	3,620
Jacobs Engineering Group, Inc.* (Engineering & Construction)	200	7,558
JDS Uniphase Corp.* (Telecommunications)	100	786
JM Smucker Co. (Food)	150	9,010
Johnson & Johnson (Healthcare—Products)	1,850	116,291

Common Stocks, continued
	Shares	Value
Johnson Controls, Inc. (Auto Parts & Equipment)	950	$26,438
Kellogg Co. (Food)	150	8,163
KeyCorp (Banks)	1,250	8,975
Kimberly-Clark Corp. (Household Products/Wares)	250	14,847
Kimco Realty Corp. (REIT)	550	6,941
King Pharmaceuticals, Inc.* (Pharmaceuticals)	350	4,204
KLA-Tencor Corp. (Semiconductors)	150	4,230
Kraft Foods, Inc. (Food)	2,100	58,086
Kroger Co. (Food)	950	20,358
L-3 Communications Holdings, Inc. (Aerospace/Defense)	150	12,501
Legg Mason, Inc. (Diversified Financial Services)	150	3,867
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	200	3,652
Lennar Corp.—Class A (Home Builders)	250	3,840
Leucadia National Corp.* (Holding Companies—Diversified)	150	3,350
Lexmark International, Inc.—Class A* (Computers)	100	2,579
Limited, Inc. (Retail)	200	3,804
Lincoln National Corp. (Insurance)	450	11,061
Lockheed Martin Corp. (Aerospace/Defense)	450	33,534
Loews Corp. (Insurance)	500	17,885
Lorillard, Inc. (Agriculture)	150	11,355
Lowe’s Cos., Inc. (Retail)	2,100	45,465
LSI Logic Corp.* (Semiconductors)	500	2,495
M&T Bank Corp. (Banks)	100	7,375
Macy’s, Inc. (Retail)	600	9,558
Marathon Oil Corp. (Oil & Gas)	1,000	29,810
Marriott International, Inc.—Class A (Lodging)	100	2,623
Marsh & McLennan Cos., Inc. (Insurance)	750	16,170
Marshall & Ilsley Corp. (Banks)	750	5,183
Masco Corp. (Building Materials)	500	6,780
Mattel, Inc. (Toys/Games/Hobbies)	200	3,944
McCormick & Co., Inc. (Food)	100	3,630
McDonald’s Corp. (Retail)	700	43,701
McGraw-Hill Cos., Inc. (Media)	200	7,090
McKesson Corp. (Commercial Services)	400	23,528
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	150	6,785
MEMC Electronic Materials, Inc.* (Semiconductors)	300	3,774
Merck & Co., Inc. (Pharmaceuticals)	2,100	80,178
Meredith Corp. (Media)	50	1,549
MetLife, Inc. (Insurance)	1,150	40,618
MetroPCS Communications, Inc.* (Telecommunications)	350	1,971
Microchip Technology, Inc. (Semiconductors)	100	2,581
Micron Technology, Inc.* (Semiconductors)	650	5,668
Molex, Inc. (Electrical Components & Equipment)	200	4,032
Molson Coors Brewing Co.—Class B (Beverages)	200	8,400
Monster Worldwide, Inc.* (Internet)	100	1,559
Moody’s Corp. (Commercial Services)	150	4,139
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	1,950	52,221
Motorola, Inc.* (Telecommunications)	3,300	20,295
Murphy Oil Corp. (Oil & Gas)	100	5,108
Nabors Industries, Ltd.* (Oil & Gas)	150	3,345
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	200	3,598
National Semiconductor Corp. (Semiconductors)	200	2,652

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Newell Rubbermaid, Inc. (Housewares)	400	$5,428
News Corp.—Class A (Media)	1,750	22,067
Nicor, Inc. (Gas)	50	2,026
NIKE, Inc.—Class B (Apparel)	250	15,937
NiSource, Inc. (Electric)	400	5,700
Norfolk Southern Corp. (Transportation)	300	14,118
Northeast Utilities System (Electric)	250	6,330
Northern Trust Corp. (Banks)	150	7,578
Northrop Grumman Corp. (Aerospace/Defense)	450	25,470
Novell, Inc.* (Software)	500	2,235
Novellus Systems, Inc.* (Semiconductors)	50	1,045
NRG Energy, Inc.* (Electric)	150	3,617
Nucor Corp. (Iron/Steel)	150	6,120
NYSE Euronext (Diversified Financial Services)	100	2,341
Office Depot, Inc.* (Retail)	400	2,272
Omnicom Group, Inc. (Advertising)	150	5,295
Owens-Illinois, Inc.* (Packaging & Containers)	100	2,722
PACCAR, Inc. (Auto Manufacturers)	500	18,015
Pactiv Corp.* (Packaging & Containers)	100	2,255
Pall Corp. (Miscellaneous Manufacturing)	100	3,447
Parker Hannifin Corp. (Miscellaneous Manufacturing)	250	13,977
Patterson Cos., Inc.* (Healthcare—Products)	50	1,428
Paychex, Inc. (Commercial Services)	200	5,798
People’s United Financial, Inc. (Banks)	500	8,085
Pepco Holdings, Inc. (Electric)	300	4,926
PerkinElmer, Inc. (Electronics)	150	3,021
Pfizer, Inc. (Pharmaceuticals)	11,500	214,590
PG&E Corp. (Electric)	550	23,232
Philip Morris International, Inc. (Commercial Services)	1,500	68,265
Pinnacle West Capital Corp. (Electric)	150	5,373
Pitney Bowes, Inc. (Office/Business Equipment)	300	6,276
Plum Creek Timber Co., Inc. (Forest Products & Paper)	150	5,426
PNC Financial Services Group (Banks)	650	36,029
PPG Industries, Inc. (Chemicals)	100	5,868
PPL Corp. (Electric)	550	16,219
Principal Financial Group, Inc. (Insurance)	200	4,610
Procter & Gamble Co. (Cosmetics/Personal Care)	2,500	153,875
Progress Energy, Inc. (Electric)	400	15,588
Progressive Corp. (Insurance)	950	15,751
Prudential Financial, Inc. (Insurance)	300	14,997
Public Service Enterprise Group, Inc. (Electric)	700	21,413
Public Storage, Inc. (REIT)	100	7,918
Pulte Homes, Inc.* (Home Builders)	450	4,734
Quanta Services, Inc.* (Commercial Services)	300	5,466
Quest Diagnostics, Inc. (Healthcare—Services)	100	5,567
Questar Corp. (Pipelines)	150	6,222
Qwest Communications International, Inc. (Telecommunications)	2,100	8,841
R.R. Donnelley & Sons Co. (Commercial Services)	300	5,946
RadioShack Corp. (Retail)	200	3,904
Raytheon Co. (Aerospace/Defense)	550	28,836
Regions Financial Corp. (Banks)	1,700	10,795
Republic Services, Inc. (Environmental Control)	250	6,698
Reynolds American, Inc. (Agriculture)	250	13,300
Robert Half International, Inc. (Commercial Services)	100	2,692
Rockwell Automation, Inc. (Machinery—Diversified)	100	4,824

Common Stocks, continued
	Shares	Value
Roper Industries, Inc. (Miscellaneous Manufacturing)	50	$2,504
Ryder System, Inc. (Transportation)	100	3,640
Safeway, Inc. (Food)	600	13,470
SAIC, Inc.* (Commercial Services)	450	8,248
SanDisk Corp.* (Computers)	150	3,813
Sara Lee Corp. (Food)	1,000	12,140
SCANA Corp. (Electric)	150	5,342
Scripps Networks Interactive—Class A (Entertainment)	50	2,135
Sealed Air Corp. (Packaging & Containers)	250	4,960
Sears Holdings Corp.* (Retail)	50	4,664
Sempra Energy (Gas)	350	17,762
Sherwin-Williams Co. (Chemicals)	100	6,335
SLM Corp.* (Diversified Financial Services)	700	7,371
Smith International, Inc. (Oil & Gas Services)	350	10,612
Snap-on, Inc. (Hand/Machine Tools)	100	4,088
Southern Co. (Electric)	1,150	36,800
Southwest Airlines Co. (Airlines)	1,050	11,896
Spectra Energy Corp. (Pipelines)	900	19,125
Sprint Nextel Corp.* (Telecommunications)	4,250	13,940
Staples, Inc. (Retail)	400	9,384
State Street Corp. (Banks)	700	30,016
Sunoco, Inc. (Oil & Gas)	150	3,764
SunTrust Banks, Inc. (Banks)	700	17,031
SuperValu, Inc. (Food)	300	4,413
Symantec Corp.* (Internet)	400	6,780
Sysco Corp. (Food)	850	23,791
Target Corp. (Retail)	1,050	53,833
TECO Energy, Inc. (Electric)	300	4,671
Tellabs, Inc.* (Telecommunications)	350	2,251
Tenet Healthcare Corp.* (Healthcare—Services)	600	3,324
Tesoro Petroleum Corp. (Oil & Gas)	200	2,500
Texas Instruments, Inc. (Semiconductors)	650	14,625
Textron, Inc. (Miscellaneous Manufacturing)	400	7,812
The AES Corp.* (Electric)	350	4,421
The Charles Schwab Corp. (Diversified Financial Services)	700	12,803
The Dow Chemical Co. (Chemicals)	1,650	44,698
The Gap, Inc. (Retail)	300	5,724
The Goldman Sachs Group, Inc. (Diversified Financial Services)	450	66,924
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	350	4,669
The Hershey Co. (Food)	150	5,465
The New York Times Co.—Class A* (Media)	150	1,938
The Stanley Works (Hand/Machine Tools)	50	2,563
The Travelers Cos., Inc. (Insurance)	800	40,536
The Williams Cos., Inc. (Pipelines)	850	17,714
Thermo Fisher Scientific, Inc.* (Electronics)	200	9,230
Time Warner Cable, Inc. (Media)	500	21,795
Time Warner, Inc. (Media)	1,650	45,292
Titanium Metals Corp.* (Mining)	100	1,163
Torchmark Corp. (Insurance)	100	4,490
Total System Services, Inc. (Software)	150	2,147
Tyson Foods, Inc.—Class A (Food)	450	6,219
U.S. Bancorp (Banks)	2,700	67,716
Union Pacific Corp. (Transportation)	300	18,150
United Parcel Service, Inc.—Class B (Transportation)	750	43,327
United States Steel Corp. (Iron/Steel)	200	8,886

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
UnitedHealth Group, Inc. (Healthcare—Services)	700	$23,100
UnumProvident Corp. (Insurance)	450	8,806
V.F. Corp. (Apparel)	50	3,602
Valero Energy Corp. (Oil & Gas)	800	14,736
VeriSign, Inc.* (Internet)	150	3,437
Verizon Communications, Inc. (Telecommunications)	4,050	119,151
Vornado Realty Trust (REIT)	150	9,702
Vulcan Materials Co. (Building Materials)	200	8,838
Wal-Mart Stores, Inc. (Retail)	3,050	162,961
Walgreen Co. (Retail)	550	19,827
Walt Disney Co. (Media)	2,650	78,307
Washington Post Co.—Class B (Media)	50	21,731
Waste Management, Inc. (Environmental Control)	700	22,435
WellPoint, Inc.* (Healthcare—Services)	650	41,418
Wells Fargo & Co. (Banks)	7,300	207,539
Weyerhaeuser Co. (Forest Products & Paper)	200	7,980
Whirlpool Corp. (Home Furnishings)	100	7,518
Windstream Corp. (Telecommunications)	350	3,609
Wisconsin Energy Corp. (Electric)	150	7,341
Xcel Energy, Inc. (Electric)	650	13,507
Xerox Corp. (Office/Business Equipment)	1,250	10,900
Yahoo!, Inc.* (Internet)	800	12,008
Zions Bancorp (Banks)	200	3,794

TOTAL COMMON STOCKS (Cost $4,934,214)		6,868,719

Repurchase Agreements (0.1%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10, dated 1/29/10, with a repurchase price of $5,000 (Collateralized by $5,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $5,431)	$5,000	5,000
HSBC, 0.04%, 2/1/10, dated 1/29/10, with a repurchase price of $3,000 (Collateralized by $4,000 Federal Home Loan Mortgage Corp., 0.06%‡, 3/25/10, market value $4,000)	3,000	3,000
UBS, 0.04%, 2/1/10, dated 1/29/10, with a repurchase price of $2,000 (Collateralized by $2,100 U.S. Treasury Notes, 1.75%, 3/31/14, market value $2,090)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,000)		10,000

TOTAL INVESTMENT SECURITIES (Cost $4,944,214)—99.3%		6,878,719
Net other assets (liabilities)—0.7%		49,717

NET ASSETS—100.0%		$6,928,436

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Large-Cap Value ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Advertising	$9,817	0.1%
Aerospace/Defense	156,443	2.3%
Agriculture	92,323	1.3%
Airlines	11,896	0.2%
Apparel	19,539	0.3%
Auto Manufacturers	53,245	0.8%
Auto Parts & Equipment	31,107	0.5%
Banks	732,119	10.6%
Beverages	26,370	0.4%
Biotechnology	51,788	0.7%
Building Materials	15,618	0.2%
Chemicals	95,627	1.4%
Commercial Services	136,024	2.0%
Computers	95,626	1.4%
Cosmetics/Personal Care	153,875	2.2%
Distribution/Wholesale	9,420	0.1%
Diversified Financial Services	522,209	7.5%
Electric	440,522	6.4%
Electrical Components & Equipment	31,033	0.5%
Electronics	22,879	0.3%
Engineering & Construction	18,893	0.3%
Entertainment	5,803	0.1%
Environmental Control	29,133	0.4%
Food	207,800	3.0%
Forest Products & Paper	20,279	0.3%
Gas	19,788	0.3%
Hand/Machine Tools	13,117	0.2%
Healthcare—Products	187,429	2.7%
Healthcare—Services	108,122	1.6%
Holding Companies—Diversified	3,350	0.1%
Home Builders	13,290	0.2%
Home Furnishings	7,518	0.1%
Household Products/Wares	33,955	0.5%
Housewares	5,428	0.1%
Insurance	286,656	4.1%
Internet	23,784	0.3%
Iron/Steel	18,066	0.3%
Leisure Time	22,272	0.3%
Lodging	2,623	NM
Machinery—Diversified	21,827	0.3%
Media	274,383	4.0%
Mining	18,985	0.3%
Miscellaneous Manufacturing	341,960	4.9%
Office/Business Equipment	17,176	0.2%
Oil & Gas	650,280	9.4%
Oil & Gas Services	37,866	0.5%
Packaging & Containers	16,686	0.2%
Pharmaceuticals	460,037	6.6%
Pipelines	47,629	0.7%
REIT	58,267	0.8%
Retail	555,751	8.0%
Semiconductors	146,031	2.1%
Software	47,716	0.7%
Telecommunications	296,531	4.3%
Textiles	5,022	0.1%
Toys/Games/Hobbies	3,944	0.1%

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

	Value	% of Net Assets
Transportation	$133,842	1.9%
Other**	59,717	0.8%

Total	$6,928,436	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$6,868,719	$—	$—	$6,868,719
Repurchase Agreements	—	10,000	—	10,000

Total Investment Securities	$6,868,719	$10,000	$—	$6,878,719

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (99.7%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,287	$103,591
Abbott Laboratories (Pharmaceuticals)	2,808	148,656
Abercrombie & Fitch Co.—Class A (Retail)	351	11,071
Adobe Systems, Inc.* (Software)	1,755	56,686
Advanced Micro Devices, Inc.* (Semiconductors)	936	6,983
Affiliated Computer Services, Inc.—Class A* (Computers)	234	14,396
AFLAC, Inc. (Insurance)	585	28,332
Agilent Technologies, Inc.* (Electronics)	585	16,398
Air Products & Chemicals, Inc. (Chemicals)	351	26,662
Airgas, Inc. (Chemicals)	117	4,944
AK Steel Holding Corp. (Iron/Steel)	234	4,760
Akamai Technologies, Inc.* (Internet)	585	14,449
Allegheny Technologies, Inc. (Iron/Steel)	234	9,559
Allergan, Inc. (Pharmaceuticals)	1,053	60,547
Altera Corp. (Semiconductors)	1,053	22,450
Altria Group, Inc. (Agriculture)	2,223	44,149
Amazon.com, Inc.* (Internet)	1,170	146,730
American Express Co. (Diversified Financial Services)	4,095	154,218
American Tower Corp.* (Telecommunications)	1,404	59,600
Ameriprise Financial, Inc. (Diversified Financial Services)	468	17,896
Amgen, Inc.* (Biotechnology)	1,755	102,632
Amphenol Corp.—Class A (Electronics)	585	23,306
Anadarko Petroleum Corp. (Oil & Gas)	1,638	104,472
Analog Devices, Inc. (Semiconductors)	585	15,772
Apache Corp. (Oil & Gas)	1,170	115,561
Apartment Investment and Management Co.—Class A (REIT)	117	1,797
Apollo Group, Inc.—Class A* (Commercial Services)	468	28,356
Apple Computer, Inc.* (Computers)	3,042	584,429
Applied Materials, Inc. (Semiconductors)	1,521	18,526
AT&T, Inc. (Telecommunications)	10,179	258,139
Autodesk, Inc.* (Software)	819	19,484
Automatic Data Processing, Inc. (Software)	819	33,407
AutoZone, Inc.* (Retail)	117	18,138
Avalonbay Communities, Inc. (REIT)	117	8,963
Avon Products, Inc. (Cosmetics/Personal Care)	1,521	45,843
Baker Hughes, Inc. (Oil & Gas Services)	1,053	47,680
Ball Corp. (Packaging & Containers)	234	11,885
Bard (C.R.), Inc. (Healthcare—Products)	234	19,396
Baxter International, Inc. (Healthcare—Products)	1,053	60,642
Becton, Dickinson & Co. (Healthcare—Products)	468	35,273
Bed Bath & Beyond, Inc.* (Retail)	936	36,223
Best Buy Co., Inc. (Retail)	1,170	42,880
Biogen Idec, Inc.* (Biotechnology)	1,053	56,588
BMC Software, Inc.* (Software)	585	22,604
Boeing Co. (Aerospace/Defense)	936	56,722
Boston Properties, Inc. (REIT)	234	15,180
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,042	74,103
Broadcom Corp.—Class A* (Semiconductors)	1,521	40,641
Brown-Forman Corp. (Beverages)	234	12,009
Burlington Northern Santa Fe Corp. (Transportation)	936	93,347
C.H. Robinson Worldwide, Inc. (Transportation)	351	19,877
CA, Inc. (Software)	819	18,051
Cabot Oil & Gas Corp. (Oil & Gas)	234	8,955

Common Stocks, continued
	Shares	Value
Cameron International Corp.* (Oil & Gas Services)	819	$30,844
Campbell Soup Co. (Food)	351	11,622
Caterpillar, Inc. (Machinery—Construction & Mining)	2,106	110,017
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	936	11,513
CBS Corp.—Class B (Media)	1,053	13,615
Celgene Corp.* (Biotechnology)	1,638	93,006
Cephalon, Inc.* (Pharmaceuticals)	117	7,469
CF Industries Holdings, Inc. (Chemicals)	117	10,865
CIGNA Corp. (Insurance)	936	31,609
Cisco Systems, Inc.* (Telecommunications)	19,773	444,299
Citrix Systems, Inc.* (Software)	585	24,307
Cliffs Natural Resources, Inc. (Iron/Steel)	468	18,697
Clorox Co. (Household Products/Wares)	234	13,846
CME Group, Inc. (Diversified Financial Services)	234	67,116
Coach, Inc. (Apparel)	1,053	36,729
Coca-Cola Co. (Beverages)	7,956	431,613
Coca-Cola Enterprises, Inc. (Beverages)	585	11,811
Cognizant Technology Solutions Corp.* (Computers)	1,053	45,974
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,755	140,453
Computer Sciences Corp.* (Computers)	351	18,006
Compuware Corp.* (Software)	351	2,664
ConAgra Foods, Inc. (Food)	819	18,624
CONSOL Energy, Inc. (Coal)	585	27,267
Corning, Inc. (Telecommunications)	5,382	97,307
CSX Corp. (Transportation)	819	35,102
Cummins, Inc. (Machinery—Diversified)	468	21,135
Danaher Corp. (Miscellaneous Manufacturing)	936	66,784
Darden Restaurants, Inc. (Retail)	351	12,973
DaVita, Inc.* (Healthcare—Services)	351	20,976
Deere & Co. (Machinery—Diversified)	819	40,909
Denbury Resources, Inc.* (Oil & Gas)	819	11,097
DENTSPLY International, Inc. (Healthcare—Products)	351	11,769
Devon Energy Corp. (Oil & Gas)	585	39,142
DeVry, Inc. (Commercial Services)	234	14,288
Diamond Offshore Drilling, Inc. (Oil & Gas)	234	21,418
DIRECTV—Class A* (Media)	3,276	99,427
Dover Corp. (Miscellaneous Manufacturing)	351	15,051
Dr. Pepper Snapple Group, Inc. (Beverages)	468	12,945
Dun & Bradstreet Corp. (Software)	234	18,479
E.I. du Pont de Nemours & Co. (Chemicals)	1,638	53,415
eBay, Inc.* (Internet)	3,861	88,880
Ecolab, Inc. (Chemicals)	819	35,954
El Paso Corp. (Pipelines)	1,287	13,063
Electronic Arts, Inc.* (Software)	468	7,619
Eli Lilly & Co. (Pharmaceuticals)	1,755	61,776
EMC Corp.* (Computers)	7,020	117,023
Emerson Electric Co. (Electrical Components & Equipment)	1,053	43,742
EOG Resources, Inc. (Oil & Gas)	819	74,054
EQT Corp. (Oil & Gas)	234	10,301
Equifax, Inc. (Commercial Services)	234	7,488
Equity Residential Properties Trust (REIT)	351	11,250
Exelon Corp. (Electric)	819	37,363
Expedia, Inc.* (Internet)	702	15,030
Expeditors International of Washington, Inc. (Transportation)	351	11,969
Express Scripts, Inc.* (Pharmaceuticals)	936	78,493

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Exxon Mobil Corp. (Oil & Gas)	8,658	$557,835
Fastenal Co. (Distribution/Wholesale)	468	19,413
Federated Investors, Inc.—Class B (Diversified Financial Services)	351	8,908
First Solar, Inc.* (Energy—Alternate Sources)	117	13,256
Fiserv, Inc.* (Software)	351	15,809
FLIR Systems, Inc.* (Electronics)	468	13,843
Flowserve Corp. (Machinery—Diversified)	234	21,100
FMC Corp. (Chemicals)	234	11,920
FMC Technologies, Inc.* (Oil & Gas Services)	468	24,884
Ford Motor Co.* (Auto Manufacturers)	3,510	38,048
Forest Laboratories, Inc.* (Pharmaceuticals)	702	20,807
Franklin Resources, Inc. (Diversified Financial Services)	234	23,173
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	1,521	101,435
GameStop Corp.—Class A* (Retail)	351	6,939
Gannett Co., Inc. (Media)	234	3,779
General Dynamics Corp. (Aerospace/Defense)	702	46,929
General Mills, Inc. (Food)	585	41,716
Genzyme Corp.* (Biotechnology)	468	25,394
Gilead Sciences, Inc.* (Pharmaceuticals)	3,042	146,837
Goodrich Corp. (Aerospace/Defense)	468	28,974
Google, Inc.—Class A* (Internet)	819	433,595
H & R Block, Inc. (Commercial Services)	351	7,554
Halliburton Co. (Oil & Gas Services)	1,521	44,428
Harley-Davidson, Inc. (Leisure Time)	585	13,303
Harman International Industries, Inc. (Home Furnishings)	234	8,319
Harris Corp. (Telecommunications)	234	10,043
Hasbro, Inc. (Toys/Games/Hobbies)	468	14,297
HCP, Inc. (REIT)	1,053	29,853
Health Care REIT, Inc. (REIT)	117	5,031
Heinz (H.J.) Co. (Food)	585	25,524
Hewlett-Packard Co. (Computers)	5,616	264,345
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,574	99,459
Hospira, Inc.* (Pharmaceuticals)	585	29,624
Hudson City Bancorp, Inc. (Savings & Loans)	1,638	21,736
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	819	35,700
IMS Health, Inc. (Software)	585	12,659
Intel Corp. (Semiconductors)	8,307	161,156
IntercontinentalExchange, Inc.* (Diversified Financial Services)	234	22,342
International Business Machines Corp. (Computers)	4,563	558,466
International Flavors & Fragrances, Inc. (Chemicals)	234	9,306
International Game Technology (Entertainment)	585	10,729
International Paper Co. (Forest Products & Paper)	702	16,083
Intuit, Inc.* (Software)	1,053	31,179
Intuitive Surgical, Inc.* (Healthcare—Products)	117	38,383
Invesco, Ltd. (Diversified Financial Services)	1,521	29,355
Iron Mountain, Inc.* (Commercial Services)	351	8,024
ITT Industries, Inc. (Miscellaneous Manufacturing)	585	28,261
Janus Capital Group, Inc. (Diversified Financial Services)	585	7,143

Common Stocks, continued
	Shares	Value
JDS Uniphase Corp.* (Telecommunications)	468	$3,678
Johnson & Johnson (Healthcare—Products)	5,031	316,249
Juniper Networks, Inc.* (Telecommunications)	1,755	43,577
Kellogg Co. (Food)	468	25,469
Kimberly-Clark Corp. (Household Products/Wares)	819	48,640
KLA-Tencor Corp. (Semiconductors)	234	6,599
Kohls Corp.* (Retail)	1,053	53,040
Laboratory Corp. of America Holdings* (Healthcare—Services)	351	24,956
Legg Mason, Inc. (Diversified Financial Services)	117	3,016
Leucadia National Corp.* (Holding Companies—Diversified)	234	5,225
Life Technologies Corp.* (Biotechnology)	585	29,080
Limited, Inc. (Retail)	468	8,901
Linear Technology Corp. (Semiconductors)	819	21,376
Lorillard, Inc. (Agriculture)	234	17,714
LSI Logic Corp.* (Semiconductors)	1,053	5,254
Marriott International, Inc.—Class A (Lodging)	585	15,345
Massey Energy Co. (Coal)	351	13,521
MasterCard, Inc.—Class A (Software)	351	87,715
Mattel, Inc. (Toys/Games/Hobbies)	702	13,843
McAfee, Inc.* (Internet)	585	22,054
McCormick & Co., Inc. (Food)	234	8,494
McDonald’s Corp. (Retail)	1,989	124,173
McGraw-Hill Cos., Inc. (Media)	585	20,738
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	351	15,876
MeadWestvaco Corp. (Forest Products & Paper)	585	14,081
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,638	100,704
Medtronic, Inc. (Healthcare—Products)	3,861	165,598
Merck & Co., Inc. (Pharmaceuticals)	5,499	209,952
Microchip Technology, Inc. (Semiconductors)	351	9,059
Micron Technology, Inc.* (Semiconductors)	1,404	12,243
Microsoft Corp. (Software)	26,559	748,433
Millipore Corp.* (Biotechnology)	234	16,139
Monsanto Co. (Agriculture)	1,872	142,047
Monster Worldwide, Inc.* (Internet)	234	3,648
Moody’s Corp. (Commercial Services)	351	9,684
Murphy Oil Corp. (Oil & Gas)	351	17,929
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,053	19,196
Nabors Industries, Ltd.* (Oil & Gas)	585	13,045
National Semiconductor Corp. (Semiconductors)	351	4,654
National-Oilwell Varco, Inc. (Oil & Gas Services)	1,404	57,424
NetApp, Inc.* (Computers)	1,170	34,082
Newmont Mining Corp. (Mining)	1,638	70,205
News Corp.—Class A (Media)	3,510	44,261
NIKE, Inc.—Class B (Apparel)	819	52,211
Noble Energy, Inc. (Oil & Gas)	585	43,255
Nordstrom, Inc. (Retail)	585	20,206
Norfolk Southern Corp. (Transportation)	585	27,530
Northern Trust Corp. (Banks)	468	23,643
Novellus Systems, Inc.* (Semiconductors)	117	2,445
NRG Energy, Inc.* (Electric)	585	14,104
Nucor Corp. (Iron/Steel)	702	28,642
NVIDIA Corp.* (Semiconductors)	1,872	28,810
NYSE Euronext (Diversified Financial Services)	585	13,695
O’Reilly Automotive, Inc.* (Retail)	468	17,690
Occidental Petroleum Corp. (Oil & Gas)	2,808	219,979

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Omnicom Group, Inc. (Advertising)	702	$24,781
Oracle Corp. (Software)	13,455	310,272
Owens-Illinois, Inc.* (Packaging & Containers)	351	9,554
Pactiv Corp.* (Packaging & Containers)	234	5,277
Pall Corp. (Miscellaneous Manufacturing)	234	8,066
Patterson Cos., Inc.* (Healthcare—Products)	234	6,683
Paychex, Inc. (Commercial Services)	585	16,959
Peabody Energy Corp. (Coal)	936	39,424
PepsiCo, Inc. (Beverages)	5,382	320,875
Philip Morris International, Inc. (Commercial Services)	2,925	133,117
Pioneer Natural Resources Co. (Oil & Gas)	351	15,437
Plum Creek Timber Co., Inc. (Forest Products & Paper)	234	8,464
Polo Ralph Lauren Corp. (Apparel)	234	19,188
PPG Industries, Inc. (Chemicals)	351	20,597
Praxair, Inc. (Chemicals)	1,053	79,312
Precision Castparts Corp. (Metal Fabricate/Hardware)	468	49,257
Priceline.com, Inc.* (Internet)	117	22,856
Principal Financial Group, Inc. (Insurance)	585	13,484
Procter & Gamble Co. (Cosmetics/Personal Care)	3,978	244,846
ProLogis (REIT)	1,638	20,639
Prudential Financial, Inc. (Insurance)	936	46,791
Public Storage, Inc. (REIT)	234	18,528
QLogic Corp.* (Semiconductors)	351	6,034
Qualcomm, Inc. (Telecommunications)	5,733	224,676
Quest Diagnostics, Inc. (Healthcare—Services)	351	19,540
Questar Corp. (Pipelines)	234	9,706
Range Resources Corp. (Oil & Gas)	585	26,910
Red Hat, Inc.* (Software)	702	19,108
Republic Services, Inc. (Environmental Control)	468	12,538
Robert Half International, Inc. (Commercial Services)	234	6,299
Rockwell Automation, Inc. (Machinery—Diversified)	234	11,288
Rockwell Collins, Inc. (Aerospace/Defense)	585	31,116
Roper Industries, Inc. (Miscellaneous Manufacturing)	234	11,719
Ross Stores, Inc. (Retail)	468	21,495
Rowan Cos., Inc.* (Oil & Gas)	351	7,539
Salesforce.com, Inc.* (Software)	351	22,306
SanDisk Corp.* (Computers)	468	11,897
Schlumberger, Ltd. (Oil & Gas Services)	4,095	259,869
Scripps Networks Interactive—Class A (Entertainment)	117	4,996
Sherwin-Williams Co. (Chemicals)	117	7,412
Sigma-Aldrich Corp. (Chemicals)	468	22,394
Simon Property Group, Inc. (REIT)	936	67,392
Southwestern Energy Co.* (Oil & Gas)	1,170	50,170
St. Jude Medical, Inc.* (Healthcare—Products)	1,170	44,144
Staples, Inc. (Retail)	1,521	35,683
Starbucks Corp.* (Retail)	2,574	56,087
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	702	23,391
Stericycle, Inc.* (Environmental Control)	234	12,386
Stryker Corp. (Healthcare—Products)	936	48,597
Symantec Corp.* (Internet)	1,872	31,730

Common Stocks, continued
	Shares	Value
T. Rowe Price Group, Inc. (Diversified Financial Services)	936	$46,444
Tellabs, Inc.* (Telecommunications)	468	3,009
Teradata Corp.* (Computers)	585	16,362
Teradyne, Inc.* (Semiconductors)	585	5,464
Texas Instruments, Inc. (Semiconductors)	2,808	63,180
The AES Corp.* (Electric)	1,404	17,733
The Charles Schwab Corp. (Diversified Financial Services)	1,521	27,819
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	351	18,435
The Gap, Inc. (Retail)	936	17,859
The Goldman Sachs Group, Inc. (Diversified Financial Services)	702	104,401
The Hershey Co. (Food)	234	8,525
The Pepsi Bottling Group, Inc. (Beverages)	468	17,410
The Stanley Works (Hand/Machine Tools)	234	11,992
Thermo Fisher Scientific, Inc.* (Electronics)	936	43,196
Tiffany & Co. (Retail)	468	19,005
TJX Cos., Inc. (Retail)	1,404	53,366
Total System Services, Inc. (Software)	351	5,023
Union Pacific Corp. (Transportation)	1,053	63,706
United Parcel Service, Inc.—Class B (Transportation)	1,521	87,868
United Technologies Corp. (Aerospace/Defense)	3,276	221,064
UnitedHealth Group, Inc. (Healthcare—Services)	2,223	73,359
V.F. Corp. (Apparel)	117	8,428
Varian Medical Systems, Inc.* (Healthcare—Products)	468	23,536
Ventas, Inc. (REIT)	585	24,687
VeriSign, Inc.* (Internet)	234	5,361
Viacom, Inc.—Class B* (Media)	2,106	61,369
Visa, Inc.—Class A (Commercial Services)	1,521	124,768
Vornado Realty Trust (REIT)	234	15,135
W.W. Grainger, Inc. (Distribution/Wholesale)	234	23,232
Walgreen Co. (Retail)	1,989	71,703
Waters Corp.* (Electronics)	351	20,000
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	351	13,468
Western Digital Corp.* (Computers)	819	31,114
Western Union Co. (Commercial Services)	2,340	43,384
Weyerhaeuser Co. (Forest Products & Paper)	234	9,337
Whole Foods Market, Inc.* (Food)	468	12,739
Windstream Corp. (Telecommunications)	702	7,238
Wyndham Worldwide Corp. (Lodging)	585	12,279
Wynn Resorts, Ltd. (Lodging)	234	14,480
Xilinx, Inc. (Semiconductors)	936	22,071
XL Capital, Ltd.—Class A (Insurance)	1,170	19,621
XTO Energy, Inc. (Oil & Gas)	1,989	88,650
Yahoo!, Inc.* (Internet)	2,223	33,367
YUM! Brands, Inc. (Retail)	1,638	56,036
Zimmer Holdings, Inc.* (Healthcare—Products)	702	39,537

TOTAL COMMON STOCKS (Cost $13,165,040)		16,344,758

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (0.5%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10, dated 1/29/10, with a repurchase price of $39,000 (Collateralized by $37,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $40,190)	$39,000	$39,000
HSBC, 0.04%, 2/1/10, dated 1/29/10, with a repurchase price of $27,000 (Collateralized by $28,000 Federal Home Loan Mortgage Corp., 0.06%‡, 3/25/10, market value $27,997)	27,000	27,000
UBS, 0.04%, 2/1/10, dated 1/29/10, with a repurchase price of $20,000 (Collateralized by $20,600 U.S. Treasury Notes, 1.75%, 3/31/14, market value $20,497)	20,000	20,000

TOTAL REPURCHASE AGREEMENTS (Cost $86,000)		86,000

TOTAL INVESTMENT SECURITIES (Cost $13,251,040)—100.2%		16,430,758
Net other assets (liabilities)—(0.2)%		(38,819)

NET ASSETS—100.0%		$16,391,939

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Large-Cap Growth ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Advertising	$24,781	0.2%
Aerospace/Defense	384,805	2.3%
Agriculture	203,910	1.2%
Apparel	116,556	0.7%
Auto Manufacturers	38,048	0.2%
Banks	23,643	0.1%
Beverages	806,663	4.9%
Biotechnology	322,839	2.0%
Chemicals	282,781	1.7%
Coal	80,212	0.5%
Commercial Services	399,921	2.4%
Computers	1,696,094	10.3%
Cosmetics/Personal Care	449,577	2.7%
Distribution/Wholesale	42,645	0.3%
Diversified Financial Services	525,526	3.2%
Electric	69,200	0.4%
Electrical Components & Equipment	43,742	0.3%
Electronics	116,743	0.7%
Energy—Alternate Sources	13,256	0.1%
Entertainment	15,725	0.1%
Environmental Control	24,924	0.2%
Food	152,713	0.9%
Forest Products & Paper	47,965	0.3%
Hand/Machine Tools	11,992	0.1%
Healthcare—Products	809,807	4.9%
Healthcare—Services	138,831	0.8%
Holding Companies—Diversified	5,225	NM

	Value	% of Net Assets
Home Furnishings	$8,319	0.1%
Household Products/Wares	62,486	0.4%
Insurance	139,837	0.9%
Internet	817,700	5.0%
Iron/Steel	61,658	0.4%
Leisure Time	13,303	0.1%
Lodging	65,495	0.4%
Machinery—Construction & Mining	110,017	0.7%
Machinery—Diversified	94,432	0.6%
Media	243,189	1.5%
Metal Fabricate/Hardware	49,257	0.3%
Mining	171,640	1.0%
Miscellaneous Manufacturing	368,631	2.3%
Oil & Gas	1,425,749	8.7%
Oil & Gas Services	465,129	2.8%
Packaging & Containers	26,716	0.2%
Pharmaceuticals	987,508	6.0%
Pipelines	22,769	0.1%
REIT	218,455	1.3%
Real Estate	11,513	0.1%
Retail	683,468	4.2%
Savings & Loans	21,736	0.1%
Semiconductors	452,717	2.8%
Software	1,455,805	8.9%
Telecommunications	1,151,566	7.0%
Toys/Games/Hobbies	28,140	0.2%
Transportation	339,399	2.1%
Other**	47,181	0.3%

Total	$16,391,939	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$16,344,758	$—	$—	$16,344,758
Repurchase Agreements	—	86,000	—	86,000

Total Investment Securities	$16,344,758	$86,000	$—	$16,430,758

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (100.2%)
	Shares	Value
99 Cents Only Stores* (Retail)	2,054	$26,784
Aaron’s, Inc. (Commercial Services)	2,370	66,028
ACI Worldwide, Inc.* (Software)	948	15,177
Acxiom Corp.* (Software)	3,476	53,461
ADC Telecommunications, Inc.* (Telecommunications)	2,844	15,102
ADTRAN, Inc. (Telecommunications)	1,106	23,447
Advance Auto Parts, Inc. (Retail)	1,896	74,797
Aecom Technology Corp.* (Engineering & Construction)	5,056	136,360
Affymetrix, Inc.* (Biotechnology)	1,896	10,011
AGCO Corp.* (Machinery—Diversified)	4,108	126,978
AGL Resources, Inc. (Gas)	3,476	122,668
AirTran Holdings, Inc.* (Airlines)	6,004	28,939
Alaska Air Group, Inc.* (Airlines)	1,580	49,517
Albemarle Corp. (Chemicals)	1,580	56,438
Alberto-Culver Co. (Cosmetics/Personal Care)	2,686	76,256
Alexander & Baldwin, Inc. (Transportation)	1,896	60,577
Alexandria Real Estate Equities, Inc. (REIT)	1,106	66,061
Alliant Energy Corp. (Electric)	4,898	152,818
Alliant Techsystems, Inc.* (Aerospace/Defense)	632	49,909
AMB Property Corp. (REIT)	6,478	155,472
American Eagle Outfitters, Inc. (Retail)	2,844	45,191
American Financial Group, Inc. (Insurance)	3,476	86,240
American Greetings Corp.—Class A (Household Products/Wares)	1,106	20,439
AnnTaylor Stores Corp.* (Retail)	1,106	13,891
AOL, Inc.* (Internet)	2,212	53,022
Apollo Investment Corp. (Investment Companies)	5,214	53,704
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,264	44,847
Aqua America, Inc. (Water)	3,950	65,530
Arch Coal, Inc. (Coal)	7,268	153,137
Arrow Electronics, Inc.* (Electronics)	5,372	141,122
Arthur J. Gallagher & Co. (Insurance)	3,002	67,695
Ashland, Inc. (Chemicals)	3,318	134,080
Associated Banc-Corp (Banks)	6,636	84,410
Astoria Financial Corp. (Savings & Loans)	3,634	47,969
Atmel Corp.* (Semiconductors)	12,008	55,717
Atmos Energy Corp. (Gas)	4,108	113,463
Avnet, Inc.* (Electronics)	6,636	175,456
BancorpSouth, Inc. (Banks)	3,318	75,916
Bank of Hawaii Corp. (Banks)	1,264	57,487
Barnes & Noble, Inc. (Retail)	1,738	30,380
Beckman Coulter, Inc. (Healthcare—Products)	1,264	82,628
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	316	29,445
BJ’s Wholesale Club, Inc.* (Retail)	2,528	85,421
Black Hills Corp. (Electric)	1,738	45,153
Bob Evans Farms, Inc. (Retail)	1,422	39,688
BorgWarner, Inc.* (Auto Parts & Equipment)	5,214	182,959
Boyd Gaming Corp.* (Lodging)	2,370	18,486
BRE Properties, Inc.—Class A (REIT)	1,422	45,604
Brink’s Home Security Holdings, Inc.* (Commercial Services)	948	38,868
Brinker International, Inc. (Retail)	4,582	74,778
Brown & Brown, Inc. (Insurance)	3,318	58,397
Burger King Holdings, Inc. (Retail)	2,528	44,088
Cabot Corp. (Chemicals)	2,844	73,318
Cadence Design Systems, Inc.* (Computers)	6,162	35,801
Camden Property Trust (REIT)	1,580	61,257

Common Stocks, continued
	Shares	Value
Career Education Corp.* (Commercial Services)	2,054	$44,674
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,264	42,369
Carpenter Technology Corp. (Iron/Steel)	1,896	50,813
Cathay Bancorp, Inc. (Banks)	2,686	25,732
Charles River Laboratories International, Inc.* (Biotechnology)	1,580	57,417
Church & Dwight, Inc. (Household Products/Wares)	1,738	104,784
Ciena Corp.* (Telecommunications)	1,264	16,116
Cimarex Energy Co. (Oil & Gas)	2,054	101,077
Cincinnati Bell, Inc.* (Telecommunications)	3,002	8,736
City National Corp. (Banks)	1,896	93,643
Clean Harbors, Inc.* (Environmental Control)	948	54,282
Cleco Corp. (Electric)	2,686	69,621
Coldwater Creek, Inc.* (Retail)	2,528	11,275
Commerce Bancshares, Inc. (Banks)	2,054	81,297
Commercial Metals Co. (Metal Fabricate/Hardware)	5,056	69,469
Comstock Resources, Inc.* (Oil & Gas)	948	36,963
Con-way, Inc. (Transportation)	2,212	63,307
Convergys Corp.* (Commercial Services)	5,530	59,171
Corinthian Colleges, Inc.* (Commercial Services)	2,370	33,180
Corn Products International, Inc. (Food)	3,318	94,298
Corporate Office Properties Trust (REIT)	1,264	45,112
Corrections Corp. of America* (Commercial Services)	2,370	44,343
Cousins Properties, Inc. (REIT)	4,424	33,888
Crane Co. (Miscellaneous Manufacturing)	790	24,111
Cullen/Frost Bankers, Inc. (Banks)	2,686	137,846
Cytec Industries, Inc. (Chemicals)	2,212	82,530
Deluxe Corp. (Commercial Services)	2,212	41,165
Dick’s Sporting Goods, Inc.* (Retail)	1,422	31,810
Diebold, Inc. (Computers)	3,002	79,763
Digital River, Inc.* (Internet)	474	11,912
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,738	66,461
DPL, Inc. (Electric)	2,054	55,129
DST Systems, Inc.* (Computers)	948	42,973
Duke-Weeks Realty Corp. (REIT)	9,954	112,679
Dynegy, Inc.—Class A* (Electric)	22,436	36,346
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,896	38,129
Energen Corp. (Gas)	1,106	48,609
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,738	96,459
Equity One, Inc. (REIT)	1,422	23,818
Essex Property Trust, Inc. (REIT)	790	62,955
Everest Re Group, Ltd. (Insurance)	2,686	230,298
Exterran Holdings, Inc.* (Oil & Gas Services)	2,844	57,676
Fair Isaac Corp. (Software)	2,212	48,509
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,054	18,445
Federal Realty Investment Trust (REIT)	1,422	91,548
Federal Signal Corp. (Miscellaneous Manufacturing)	2,212	14,356
Fidelity National Title Group, Inc.—Class A (Insurance)	10,270	132,483
First American Financial Corp. (Insurance)	4,424	130,818
First Niagara Financial Group, Inc. (Savings & Loans)	8,374	114,975
FirstMerit Corp. (Banks)	3,792	77,698
Flowers Foods, Inc. (Food)	2,054	49,892
Foot Locker, Inc. (Retail)	6,952	78,488
Forest Oil Corp.* (Oil & Gas)	2,686	64,786

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Frontier Oil Corp. (Oil & Gas)	4,582	$57,092
Fulton Financial Corp. (Banks)	7,742	71,536
GATX Corp. (Trucking & Leasing)	2,054	53,856
Gen-Probe, Inc.* (Healthcare—Products)	948	40,698
Graco, Inc. (Machinery—Diversified)	1,106	29,519
Granite Construction, Inc. (Engineering & Construction)	1,422	43,911
Great Plains Energy, Inc. (Electric)	6,004	107,231
Hanesbrands, Inc.* (Apparel)	2,528	58,068
Hanover Insurance Group, Inc. (Insurance)	2,212	93,833
Harsco Corp. (Miscellaneous Manufacturing)	3,634	108,148
Harte-Hanks, Inc. (Advertising)	1,738	18,353
Hawaiian Electric Industries, Inc. (Electric)	4,108	81,256
HCC Insurance Holdings, Inc. (Insurance)	5,056	137,018
Health Management Associates, Inc.—Class A* (Healthcare—Services)	3,792	25,179
Health Net, Inc.* (Healthcare—Services)	4,582	111,159
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,896	20,117
Henry Schein, Inc.* (Healthcare—Products)	1,896	102,479
Herman Miller, Inc. (Office Furnishings)	2,528	42,698
Highwoods Properties, Inc. (REIT)	1,896	57,278
Hill-Rom Holdings, Inc. (Healthcare—Products)	1,896	44,310
HNI Corp. (Office Furnishings)	948	23,719
Hologic, Inc.* (Healthcare—Products)	6,636	100,005
Horace Mann Educators Corp. (Insurance)	1,738	20,839
Hospitality Properties Trust (REIT)	5,530	122,324
Hubbell, Inc.—Class B (Electrical Components & Equipment)	790	34,017
IDACORP, Inc. (Electric)	2,054	64,393
IDEX Corp. (Machinery—Diversified)	1,580	44,588
Immucor, Inc.* (Healthcare—Products)	1,422	26,378
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	7,268	122,829
Integrated Device Technology, Inc.* (Semiconductors)	4,108	23,292
International Bancshares Corp. (Banks)	2,370	49,391
International Rectifier Corp.* (Semiconductors)	2,212	39,904
International Speedway Corp. (Entertainment)	1,422	36,560
Intersil Corp.—Class A (Semiconductors)	2,844	38,309
Jack Henry & Associates, Inc. (Computers)	1,580	34,697
Jefferies Group, Inc.* (Diversified Financial Services)	3,002	76,671
JetBlue Airways Corp.* (Airlines)	9,164	45,270
John Wiley & Sons, Inc. (Media)	790	32,982
Kansas City Southern Industries, Inc.* (Transportation)	4,266	126,700
KB Home (Home Builders)	2,370	36,214
KBR, Inc. (Engineering & Construction)	7,110	133,170
Kennametal, Inc. (Hand/Machine Tools)	3,634	88,960
Kindred Healthcare, Inc.* (Healthcare—Services)	1,738	29,390
Korn/Ferry International* (Commercial Services)	2,054	30,399
Lam Research Corp.* (Semiconductors)	3,160	104,312
Lancaster Colony Corp. (Miscellaneous Manufacturing)	474	25,857
Landstar System, Inc. (Transportation)	1,422	51,604
Lennox International, Inc. (Building Materials)	1,264	48,310
Liberty Property Trust (REIT)	3,002	91,261
LifePoint Hospitals, Inc.* (Healthcare—Services)	2,370	71,053

Common Stocks, continued
	Shares	Value
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	790	$38,576
Louisiana-Pacific Corp.* (Forest Products & Paper)	5,530	39,318
M.D.C. Holdings, Inc. (Home Builders)	1,738	58,397
Mack-Cali Realty Corp. (REIT)	1,896	61,848
Manpower, Inc. (Commercial Services)	3,476	180,022
ManTech International Corp.—Class A* (Software)	474	22,709
Mariner Energy, Inc.* (Oil & Gas)	2,370	34,246
Martin Marietta Materials (Building Materials)	1,264	100,084
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	1,422	48,135
MDU Resources Group, Inc. (Electric)	8,374	184,395
Mentor Graphics Corp.* (Computers)	4,424	35,480
Mercury General Corp. (Insurance)	1,580	60,388
Mine Safety Appliances Co. (Environmental Control)	1,264	30,450
Minerals Technologies, Inc. (Chemicals)	790	37,762
Mohawk Industries, Inc.* (Textiles)	2,528	104,684
MSC Industrial Direct Co.—Class A (Retail)	948	40,944
National Fuel Gas Co. (Pipelines)	2,212	103,787
Nationwide Health Properties, Inc. (REIT)	2,212	72,908
Navigant Consulting Co.* (Commercial Services)	2,212	29,995
NCR Corp.* (Computers)	7,110	85,107
New York Community Bancorp (Savings & Loans)	18,486	277,845
NewAlliance Bancshares, Inc. (Savings & Loans)	4,740	55,174
NSTAR (Electric)	4,740	162,772
NV Energy, Inc. (Electric)	10,428	120,131
NVR, Inc.* (Home Builders)	316	216,188
OGE Energy Corp. (Electric)	4,266	154,515
Old Republic International Corp. (Insurance)	10,744	113,779
Olin Corp. (Chemicals)	3,476	57,354
OMEGA Healthcare Investors, Inc. (REIT)	1,580	29,562
Omnicare, Inc. (Pharmaceuticals)	5,214	130,350
ONEOK, Inc. (Gas)	4,740	199,981
Overseas Shipholding Group, Inc. (Transportation)	1,106	49,339
Owens & Minor, Inc. (Distribution/Wholesale)	1,896	76,011
Packaging Corp. of America (Packaging & Containers)	2,212	48,775
PacWest Bancorp (Banks)	790	16,393
Palm, Inc.* (Computers)	3,476	36,116
Parametric Technology Corp.* (Software)	3,160	52,330
Patriot Coal Corp.* (Coal)	3,318	51,396
Patterson-UTI Energy, Inc. (Oil & Gas)	6,794	104,356
Pentair, Inc. (Miscellaneous Manufacturing)	4,424	135,109
PetSmart, Inc. (Retail)	1,738	44,753
Pharmaceutical Product Development, Inc. (Commercial Services)	3,160	73,818
Phillips-Van Heusen Corp. (Apparel)	790	31,039
Plantronics, Inc. (Telecommunications)	1,106	29,221
PNM Resources, Inc. (Electric)	3,792	44,101
Potlatch Corp. (Forest Products & Paper)	1,106	33,954
Pride International, Inc.* (Oil & Gas)	3,002	88,859
Protective Life Corp. (Insurance)	3,792	63,895
Psychiatric Solutions, Inc.* (Healthcare—Services)	948	20,903
Quest Software, Inc.* (Software)	1,106	19,045
Ralcorp Holdings, Inc.* (Food)	2,528	156,230
Raymond James Financial Corp. (Diversified Financial Services)	4,424	111,971

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund (Unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Rayonier, Inc. (Forest Products & Paper)	2,054	$86,247
Realty Income Corp. (REIT)	2,212	61,781
Regal-Beloit Corp. (Hand/Machine Tools)	632	29,957
Regency Centers Corp. (REIT)	2,370	79,371
Regis Corp. (Retail)	2,528	40,271
Reinsurance Group of America, Inc. (Insurance)	3,160	153,955
Rent-A-Center, Inc.* (Commercial Services)	3,002	60,040
RF Micro Devices, Inc.* (Telecommunications)	5,372	20,682
Rollins, Inc. (Commercial Services)	948	18,657
RPM, Inc. (Chemicals)	2,844	53,183
Ruddick Corp. (Food)	1,738	49,272
Saks, Inc.* (Retail)	7,110	45,788
Scholastic Corp. (Media)	1,106	33,069
Scientific Games Corp.—Class A* (Entertainment)	1,738	24,471
Senior Housing Properties Trust (REIT)	3,634	75,769
Sensient Technologies Corp. (Chemicals)	2,212	57,401
Service Corp. International (Commercial Services)	4,898	37,568
Shaw Group, Inc.* (Engineering & Construction)	3,634	117,342
Silgan Holdings, Inc. (Packaging & Containers)	632	32,769
Smithfield Foods, Inc.* (Food)	6,320	95,179
Sonoco Products Co. (Packaging & Containers)	4,424	122,810
Southern Union Co. (Gas)	2,528	55,717
SPX Corp. (Miscellaneous Manufacturing)	790	43,008
SRA International, Inc.—Class A* (Computers)	1,896	32,649
StanCorp Financial Group, Inc. (Insurance)	2,212	95,072
STERIS Corp. (Healthcare—Products)	1,264	32,965
SVB Financial Group* (Banks)	1,106	47,989
Synopsys, Inc.* (Computers)	2,844	60,492
Synovus Financial Corp. (Banks)	21,330	58,871
TCF Financial Corp. (Banks)	4,898	71,707
Tech Data Corp.* (Distribution/Wholesale)	2,212	90,139
Techne Corp. (Healthcare—Products)	790	51,840
Teleflex, Inc. (Miscellaneous Manufacturing)	1,738	99,344
Telephone & Data Systems, Inc. (Telecommunications)	4,108	129,607
Temple-Inland, Inc. (Forest Products & Paper)	2,054	35,678
Terex Corp.* (Machinery—Construction & Mining)	4,740	92,667
The Brink’s Co. (Miscellaneous Manufacturing)	2,054	48,023
The Macerich Co. (REIT)	1,264	38,994
The Ryland Group, Inc. (Home Builders)	1,896	42,205
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,106	43,908
The Timberland Co.—Class A* (Apparel)	1,896	32,611
Thor Industries, Inc. (Home Builders)	1,580	50,165
Tidewater, Inc. (Oil & Gas Services)	790	36,988
Timken Co. (Metal Fabricate/Hardware)	3,476	77,897
Toll Brothers, Inc.* (Home Builders)	6,004	110,894
Tootsie Roll Industries, Inc. (Food)	790	20,564
Towers Watson & Co.—Class A (Commercial Services)	1,896	82,722
Trimble Navigation, Ltd.* (Electronics)	2,212	50,633
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,476	54,365
Trustmark Corp. (Banks)	2,528	57,638
UDR, Inc. (REIT)	4,740	73,754
UGI Corp. (Gas)	4,898	120,050
Unit Corp.* (Oil & Gas)	1,738	79,149
United Rentals, Inc.* (Commercial Services)	1,896	15,187
Unitrin, Inc. (Insurance)	2,212	48,000
Universal Corp. (Agriculture)	1,106	50,201

Common Stocks, continued
	Shares	Value
Universal Health Services, Inc.—Class B (Healthcare—Services)	1,896	$55,287
URS Corp.* (Engineering & Construction)	3,792	170,185
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,422	47,594
Valley National Bancorp (Banks)	6,478	89,072
Valspar Corp. (Chemicals)	4,424	117,148
Varian, Inc.* (Electronics)	790	40,732
VCA Antech, Inc.* (Pharmaceuticals)	1,422	36,105
Vectren Corp. (Gas)	3,634	84,600
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,424	169,882
Vishay Intertechnology, Inc.* (Electronics)	5,530	41,696
W.R. Berkley Corp. (Insurance)	6,004	146,077
Wabtec Corp. (Machinery—Diversified)	948	36,337
Washington Federal, Inc. (Savings & Loans)	4,898	91,348
Waste Connections, Inc.* (Environmental Control)	1,580	50,829
Webster Financial Corp. (Banks)	2,844	43,997
Weingarten Realty Investors (REIT)	4,582	85,546
Wendy’s/Arby’s Group, Inc.—Class A (Retail—Restaurants)	15,958	73,566
Werner Enterprises, Inc. (Transportation)	1,896	37,503
Westamerica Bancorp (Banks)	790	43,908
Westar Energy, Inc. (Electric)	4,898	104,474
WGL Holdings, Inc. (Gas)	2,212	70,187
Wilmington Trust Corp. (Banks)	3,002	39,386
Woodward Governor Co. (Electronics)	790	20,090
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,686	38,866
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	1,106	$28,867

TOTAL COMMON STOCKS (Cost $18,285,865)		19,588,815

TOTAL INVESTMENT SECURITIES (Cost $18,285,865)—100.2%		19,588,815
Net other assets (liabilities)—(0.2)%		(36,657)

NET ASSETS—100.0%		$19,552,158

*	Non-income producing security

Mid-Cap Value ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Advertising	$18,353	0.1%
Aerospace/Defense	49,909	0.2%
Agriculture	50,201	0.2%
Airlines	123,726	0.6%
Apparel	121,718	0.6%
Auto Parts & Equipment	182,959	0.9%
Banks	1,223,917	6.3%
Biotechnology	266,755	1.4%
Building Materials	148,394	0.8%
Chemicals	669,214	3.4%
Coal	204,533	1.0%
Commercial Services	855,837	4.4%
Computers	443,078	2.3%
Cosmetics/Personal Care	76,256	0.4%

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

	Value	% of Net Assets
Distribution/Wholesale	$288,979	1.5%
Diversified Financial Services	188,642	1.0%
Electric	1,382,335	7.1%
Electrical Components & Equipment	130,476	0.7%
Electronics	469,729	2.4%
Engineering & Construction	600,968	3.1%
Entertainment	61,031	0.3%
Environmental Control	135,561	0.7%
Food	465,435	2.4%
Forest Products & Paper	195,197	1.0%
Gas	815,275	4.2%
Hand/Machine Tools	157,493	0.8%
Healthcare—Products	481,303	2.5%
Healthcare—Services	312,971	1.6%
Home Builders	514,063	2.6%
Household Products/Wares	169,131	0.9%
Insurance	1,638,787	8.4%
Internet	64,934	0.3%
Investment Companies	53,704	0.3%
Iron/Steel	50,813	0.3%
Lodging	18,486	0.1%
Machinery—Construction & Mining	92,667	0.5%
Machinery—Diversified	266,289	1.4%
Media	66,051	0.3%
Metal Fabricate/Hardware	186,232	0.9%
Miscellaneous Manufacturing	754,133	3.9%

	Value	% of Net Assets
Office Furnishings	$66,417	0.3%
Oil & Gas	566,528	2.9%
Oil & Gas Services	114,781	0.6%
Packaging & Containers	204,354	1.0%
Pharmaceuticals	252,178	1.3%
Pipelines	103,787	0.5%
REIT	1,548,790	7.9%
Retail	728,347	3.7%
Retail—Restaurants	73,566	0.4%
Savings & Loans	587,311	3.0%
Semiconductors	279,979	1.4%
Software	211,231	1.1%
Telecommunications	242,911	1.2%
Textiles	104,684	0.5%
Transportation	389,030	2.0%
Trucking & Leasing	53,856	0.3%
Water	65,530	0.3%
Other**	(36,657)	(0.2)%

Total	$19,552,158	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$19,588,815	$—	$—	$19,588,815

Total Investment Securities	$19,588,815	$—	$—	$19,588,815

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (100.2%)
	Shares	Value
3Com Corp.* (Telecommunications)	11,200	$83,440
ACI Worldwide, Inc.* (Software)	320	5,123
ADC Telecommunications, Inc.* (Telecommunications)	960	5,098
ADTRAN, Inc. (Telecommunications)	800	16,960
Advance Auto Parts, Inc. (Retail)	1,440	56,808
Advent Software, Inc.* (Software)	480	18,120
Aeropostale, Inc.* (Retail)	1,920	63,149
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,280	77,530
Affymetrix, Inc.* (Biotechnology)	800	4,224
Albemarle Corp. (Chemicals)	1,600	57,152
Alberto-Culver Co. (Cosmetics/Personal Care)	800	22,712
Alexandria Real Estate Equities, Inc. (REIT)	480	28,670
Alliance Data Systems Corp.* (Commercial Services)	1,440	85,622
Alliant Techsystems, Inc.* (Aerospace/Defense)	480	37,906
American Eagle Outfitters, Inc. (Retail)	4,160	66,102
American Greetings Corp.—Class A (Household Products/Wares)	480	8,870
AmeriCredit Corp.* (Diversified Financial Services)	2,720	57,038
Ametek, Inc. (Electrical Components & Equipment)	3,040	110,778
AnnTaylor Stores Corp.* (Retail)	960	12,058
ANSYS, Inc.* (Software)	2,560	107,162
AOL, Inc.* (Internet)	1,600	38,352
Apollo Investment Corp. (Investment Companies)	1,600	16,480
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,120	39,738
Aqua America, Inc. (Water)	1,440	23,890
Arthur J. Gallagher & Co. (Insurance)	960	21,648
Atmel Corp.* (Semiconductors)	5,120	23,757
Atwood Oceanics, Inc.* (Oil & Gas)	1,600	53,632
Bank of Hawaii Corp. (Banks)	640	29,107
BE Aerospace, Inc.* (Aerospace/Defense)	2,880	64,598
Beckman Coulter, Inc. (Healthcare—Products)	1,120	73,214
Bill Barrett Corp.* (Oil & Gas)	1,120	34,720
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	320	29,818
BRE Properties, Inc.—Class A (REIT)	640	20,525
Brink’s Home Security Holdings, Inc.* (Commercial Services)	640	26,240
Broadridge Financial Solutions, Inc. (Software)	3,840	83,405
Brown & Brown, Inc. (Insurance)	1,280	22,528
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	2,080	108,951
Burger King Holdings, Inc. (Retail)	960	16,742
Cadence Design Systems, Inc.* (Computers)	3,680	21,381
Camden Property Trust (REIT)	800	31,016
Career Education Corp.* (Commercial Services)	640	13,920
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	960	32,179
Carmax, Inc.* (Retail)	6,400	132,032
Cerner Corp.* (Software)	1,920	145,248
Charles River Laboratories International, Inc.* (Biotechnology)	800	29,072
Cheesecake Factory, Inc.* (Retail)	1,760	37,206
Chico’s FAS, Inc.* (Retail)	5,120	65,382
Chipotle Mexican Grill, Inc.—Class A* (Retail)	960	92,602
Church & Dwight, Inc. (Household Products/Wares)	960	57,878
Ciena Corp.* (Telecommunications)	1,760	22,440
Cimarex Energy Co. (Oil & Gas)	1,120	55,115
Cincinnati Bell, Inc.* (Telecommunications)	3,840	11,174

Common Stocks, continued
	Shares	Value
Collective Brands, Inc.* (Retail)	1,760	$34,637
Commerce Bancshares, Inc. (Banks)	800	31,664
Commscope, Inc.* (Telecommunications)	2,720	74,011
Community Health Systems, Inc.* (Healthcare—Services)	2,720	88,727
Comstock Resources, Inc.* (Oil & Gas)	640	24,954
Copart, Inc.* (Retail)	1,920	64,819
Corinthian Colleges, Inc.* (Commercial Services)	960	13,440
Corporate Office Properties Trust (REIT)	960	34,262
Corrections Corp. of America* (Commercial Services)	1,760	32,930
Covance, Inc.* (Healthcare—Services)	1,760	102,274
Crane Co. (Miscellaneous Manufacturing)	800	24,416
Cree Research, Inc.* (Semiconductors)	3,040	169,967
Dick’s Sporting Goods, Inc.* (Retail)	1,600	35,792
Digital River, Inc.* (Internet)	800	20,104
Dollar Tree, Inc.* (Retail)	2,560	126,771
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,120	42,829
DPL, Inc. (Electric)	2,080	55,827
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	2,080	80,995
DST Systems, Inc.* (Computers)	480	21,758
Eaton Vance Corp. (Diversified Financial Services)	3,360	96,802
Edwards Lifesciences Corp.* (Healthcare—Products)	1,600	143,392
Encore Acquisition Co.* (Oil & Gas)	1,600	76,192
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,080	41,829
Energen Corp. (Gas)	1,280	56,256
Energizer Holdings, Inc.* (Electrical Components & Equipment)	800	44,400
Equinix, Inc.* (Internet)	1,120	107,778
Essex Property Trust, Inc. (REIT)	320	25,501
F5 Networks, Inc.* (Internet)	2,240	110,723
FactSet Research Systems, Inc. (Computers)	1,280	80,640
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,240	20,115
Federal Realty Investment Trust (REIT)	800	51,504
Flowers Foods, Inc. (Food)	960	23,318
Forest Oil Corp.* (Oil & Gas)	1,440	34,733
Fossil, Inc.* (Household Products/Wares)	1,440	47,016
FTI Consulting, Inc.* (Commercial Services)	1,440	59,688
Gartner Group, Inc.* (Commercial Services)	1,760	37,664
Gen-Probe, Inc.* (Healthcare—Products)	800	34,344
Gentex Corp. (Electronics)	4,000	76,680
Global Payments, Inc. (Software)	2,240	99,680
Graco, Inc. (Machinery—Diversified)	960	25,622
Green Mountain Coffee Roasters, Inc.* (Beverages)	960	81,427
Greif, Inc.—Class A (Packaging & Containers)	960	46,426
GUESS?, Inc. (Apparel)	1,600	63,536
Hanesbrands, Inc.* (Apparel)	1,120	25,726
Hansen Natural Corp.* (Beverages)	2,080	79,976
Health Management Associates, Inc.—Class A* (Healthcare—Services)	4,640	30,810
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,440	15,278
Helmerich & Payne, Inc. (Oil & Gas)	3,040	127,163
Henry Schein, Inc.* (Healthcare—Products)	1,280	69,184
Hewitt Associates, Inc.* (Commercial Services)	2,400	94,752

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Highwoods Properties, Inc. (REIT)	800	$24,168
Hill-Rom Holdings, Inc. (Healthcare—Products)	480	11,218
HNI Corp. (Office Furnishings)	640	16,013
Hologic, Inc.* (Healthcare—Products)	3,040	45,813
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,120	48,227
IDEX Corp. (Machinery—Diversified)	1,280	36,122
IDEXX Laboratories, Inc.* (Healthcare—Products)	1,600	83,984
Immucor, Inc.* (Healthcare—Products)	1,120	20,776
Informatica Corp.* (Software)	2,560	60,646
Integrated Device Technology, Inc.* (Semiconductors)	2,080	11,794
International Rectifier Corp.* (Semiconductors)	640	11,546
Intersil Corp.—Class A (Semiconductors)	1,760	23,707
Itron, Inc.* (Electronics)	1,120	68,925
ITT Educational Services, Inc.* (Commercial Services)	960	92,995
J. Crew Group, Inc.* (Retail)	1,600	62,736
J.B. Hunt Transport Services, Inc. (Transportation)	2,560	78,490
Jack Henry & Associates, Inc. (Computers)	1,440	31,622
Jefferies Group, Inc.* (Diversified Financial Services)	1,440	36,778
John Wiley & Sons, Inc. (Media)	640	26,720
Jones Lang LaSalle, Inc. (Real Estate)	1,120	63,851
Joy Global, Inc. (Machinery—Construction & Mining)	2,880	131,731
KB Home (Home Builders)	480	7,334
Kinetic Concepts, Inc.* (Healthcare—Products)	1,760	72,670
Kirby Corp.* (Transportation)	1,600	51,904
Lam Research Corp.* (Semiconductors)	1,600	52,816
Lamar Advertising Co.* (Advertising)	1,600	45,760
Lancaster Colony Corp. (Miscellaneous Manufacturing)	320	17,456
Landstar System, Inc. (Transportation)	640	23,226
Lender Processing Services, Inc. (Diversified Financial Services)	2,720	105,427
Lennox International, Inc. (Building Materials)	480	18,346
Liberty Property Trust (REIT)	1,280	38,912
Life Time Fitness, Inc.* (Leisure Time)	1,120	26,824
Lincare Holdings, Inc.* (Healthcare—Services)	1,920	70,694
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	640	31,251
LKQ Corp.* (Distribution/Wholesale)	4,000	75,000
Lubrizol Corp. (Chemicals)	1,920	141,485
Mack-Cali Realty Corp. (REIT)	960	31,315
ManTech International Corp.—Class A* (Software)	320	15,331
Mariner Energy, Inc.* (Oil & Gas)	1,280	18,496
Martin Marietta Materials (Building Materials)	480	38,006
Masimo Corp.* (Healthcare—Products)	1,440	39,974
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,760	40,674
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	960	93,571
Micros Systems, Inc.* (Computers)	2,240	64,019
MSC Industrial Direct Co.—Class A (Retail)	640	27,642
MSCI, Inc.—Class A* (Software)	2,880	85,133
National Fuel Gas Co. (Pipelines)	960	45,043
National Instruments Corp. (Computers)	1,600	47,024
Nationwide Health Properties, Inc. (REIT)	1,760	58,010
NBTY, Inc.* (Pharmaceuticals)	1,760	78,373
Netflix, Inc.* (Internet)	1,280	79,680
NeuStar, Inc.* (Telecommunications)	2,080	46,717

Common Stocks, continued
	Shares	Value
Newfield Exploration Co.* (Oil & Gas)	3,840	$187,930
Nordson Corp. (Machinery—Diversified)	960	54,278
Oceaneering International, Inc.* (Oil & Gas Services)	1,600	87,520
OMEGA Healthcare Investors, Inc. (REIT)	1,440	26,942
Oshkosh Truck Corp. (Auto Manufacturers)	2,560	92,339
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,600	54,752
Packaging Corp. of America (Packaging & Containers)	1,440	31,752
PacWest Bancorp (Banks)	320	6,640
Palm, Inc.* (Computers)	2,400	24,936
Panera Bread Co.—Class A* (Retail)	960	68,563
Parametric Technology Corp.* (Software)	1,280	21,197
PepsiAmericas, Inc. (Beverages)	1,600	46,480
Perrigo Co. (Pharmaceuticals)	2,240	99,187
PetSmart, Inc. (Retail)	2,400	61,800
Pharmaceutical Product Development, Inc. (Commercial Services)	1,440	33,638
Phillips-Van Heusen Corp. (Apparel)	960	37,718
Plains Exploration & Production Co.* (Oil & Gas)	4,000	133,400
Plantronics, Inc. (Telecommunications)	640	16,909
Polycom, Inc.* (Telecommunications)	2,400	53,832
Potlatch Corp. (Forest Products & Paper)	480	14,736
Pride International, Inc.* (Oil & Gas)	3,040	89,984
Psychiatric Solutions, Inc.* (Healthcare—Services)	960	21,168
Quest Software, Inc.* (Software)	1,120	19,286
Quicksilver Resources, Inc.* (Oil & Gas)	3,360	44,654
Rayonier, Inc. (Forest Products & Paper)	960	40,310
Realty Income Corp. (REIT)	1,600	44,688
Regal-Beloit Corp. (Hand/Machine Tools)	640	30,336
Regency Centers Corp. (REIT)	800	26,792
Reliance Steel & Aluminum Co. (Iron/Steel)	1,760	71,702
ResMed, Inc.* (Healthcare—Products)	2,080	106,371
RF Micro Devices, Inc.* (Telecommunications)	4,160	16,016
Rollins, Inc. (Commercial Services)	640	12,595
Rovi Corp.* (Semiconductors)	2,880	83,146
RPM, Inc. (Chemicals)	1,920	35,904
Scientific Games Corp.—Class A* (Entertainment)	640	9,011
SEI Investments Co. (Software)	3,680	65,173
Semtech Corp.* (Semiconductors)	1,760	26,365
Senior Housing Properties Trust (REIT)	1,280	26,688
Service Corp. International (Commercial Services)	4,160	31,907
Silgan Holdings, Inc. (Packaging & Containers)	320	16,592
Silicon Laboratories, Inc.* (Semiconductors)	1,280	54,067
SL Green Realty Corp. (REIT)	2,240	101,898
Solera Holdings, Inc. (Software)	1,920	63,571
Sotheby’s (Commercial Services)	1,920	44,621
Southern Union Co. (Gas)	1,920	42,317
SPX Corp. (Miscellaneous Manufacturing)	960	52,262
Steel Dynamics, Inc. (Iron/Steel)	6,240	94,723
STERIS Corp. (Healthcare—Products)	800	20,864
Strayer Education, Inc. (Commercial Services)	480	99,735
Superior Energy Services, Inc.* (Oil & Gas Services)	2,240	51,453
SVB Financial Group* (Banks)	480	20,827
Sybase, Inc.* (Software)	2,400	97,608
Syniverse Holdings, Inc.* (Telecommunications)	1,920	32,275

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Synopsys, Inc.* (Computers)	2,240	$47,645
Techne Corp. (Healthcare—Products)	640	41,997
Temple-Inland, Inc. (Forest Products & Paper)	1,760	30,571
Terra Industries, Inc. (Chemicals)	2,880	91,008
The Corporate Executive Board Co. (Commercial Services)	960	22,214
The Macerich Co. (REIT)	1,920	59,232
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	640	25,408
The Warnaco Group, Inc.* (Apparel)	1,280	49,562
Thomas & Betts Corp.* (Electronics)	1,440	48,614
Thoratec Corp.* (Healthcare—Products)	1,600	45,360
Tidewater, Inc. (Oil & Gas Services)	960	44,947
Tootsie Roll Industries, Inc. (Food)	320	8,330
Trimble Navigation, Ltd.* (Electronics)	2,080	47,611
Tupperware Corp. (Household Products/Wares)	1,760	74,730
tw telecom, Inc.* (Telecommunications)	4,160	64,106
UDR, Inc. (REIT)	1,280	19,917
Under Armour, Inc.—Class A* (Retail)	1,120	28,448
United Rentals, Inc.* (Commercial Services)	480	3,845
United Therapeutics Corp.* (Pharmaceuticals)	1,280	76,250
Universal Health Services, Inc.—Class B (Healthcare—Services)	1,600	46,656
Urban Outfitters, Inc.* (Retail)	3,680	116,178
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,120	37,486
Valmont Industries, Inc. (Metal Fabricate/Hardware)	640	44,454
ValueClick, Inc.* (Internet)	2,400	22,200
Varian, Inc.* (Electronics)	320	16,499
VCA Antech, Inc.* (Pharmaceuticals)	1,440	36,562
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,720	104,448
Vishay Intertechnology, Inc.* (Electronics)	1,760	13,270
Wabtec Corp. (Machinery—Diversified)	800	30,664
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,400	75,192
Waste Connections, Inc.* (Environmental Control)	1,280	41,178
WellCare Health Plans, Inc.* (Healthcare—Services)	1,280	39,910
Westamerica Bancorp (Banks)	320	17,786
Williams Sonoma, Inc. (Retail)	3,040	57,699
WMS Industries, Inc.* (Leisure Time)	1,440	53,395
Woodward Governor Co. (Electronics)	1,120	28,482
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	960	25,056

TOTAL COMMON STOCKS
(Cost $9,961,966)		12,369,187

Repurchase Agreements (0.2%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10, dated 1/29/10, with a repurchase price of $12,000 (Collateralized by $12,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $13,035)	$12,000	12,000
HSBC, 0.04%, 2/1/10, dated 1/29/10, with a repurchase price of $8,000 (Collateralized by $9,000 Federal Home Loan Mortgage Corp., 0.06%‡, 3/25/10, market value $8,999)	8,000	8,000

Repurchase Agreements, continued
	Principal Amount	Value
UBS, 0.04%, 2/1/10, dated 1/29/10, with a repurchase price of $6,000 (Collateralized by $6,200 U.S. Treasury Notes, 1.75%, 3/31/14, market value $6,169)	$6,000	$6,000

TOTAL REPURCHASE AGREEMENTS (Cost $26,000)		26,000

TOTAL INVESTMENT SECURITIES (Cost $9,987,966)—100.4%		12,395,187
Net other assets (liabilities)—(0.4)%		(49,450)

NET ASSETS—100.0%		$12,345,737

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Mid-Cap Growth ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Advertising	$45,760	0.4%
Aerospace/Defense	102,504	0.8%
Apparel	176,542	1.4%
Auto Manufacturers	92,339	0.7%
Banks	106,024	0.9%
Beverages	207,883	1.7%
Biotechnology	167,562	1.4%
Building Materials	56,352	0.5%
Chemicals	325,549	2.6%
Commercial Services	705,806	5.7%
Computers	339,025	2.7%
Cosmetics/Personal Care	22,712	0.2%
Distribution/Wholesale	75,000	0.6%
Diversified Financial Services	448,767	3.6%
Electric	55,827	0.5%
Electrical Components & Equipment	296,976	2.4%
Electronics	300,081	2.4%
Entertainment	90,006	0.7%
Environmental Control	41,178	0.3%
Food	31,648	0.3%
Forest Products & Paper	85,617	0.7%
Gas	98,573	0.8%
Hand/Machine Tools	61,587	0.5%
Healthcare—Products	809,161	6.6%
Healthcare—Services	400,239	3.2%
Home Builders	7,334	0.1%
Household Products/Wares	213,902	1.7%
Insurance	44,176	0.4%
Internet	378,837	3.1%
Investment Companies	16,480	0.1%
Iron/Steel	166,425	1.3%
Leisure Time	80,219	0.7%
Machinery—Construction & Mining	240,682	1.9%
Machinery—Diversified	171,742	1.4%
Media	26,720	0.2%
Metal Fabricate/Hardware	44,454	0.4%
Miscellaneous Manufacturing	208,880	1.7%
Office Furnishings	16,013	0.1%

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

	Value	% of Net Assets
Oil & Gas	$880,973	7.1%
Oil & Gas Services	199,198	1.6%
Packaging & Containers	94,770	0.8%
Pharmaceuticals	465,113	3.8%
Pipelines	45,043	0.4%
REIT	650,040	5.3%
Real Estate	63,851	0.5%
Retail	1,227,166	9.9%
Semiconductors	477,280	3.9%
Software	886,683	7.2%

	Value	% of Net Assets
Telecommunications	$442,978	3.6%
Transportation	153,620	1.2%
Water	23,890	0.2%
Other**	(23,450)	(0.2)%

Total	$12,345,737	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$12,369,187	$—	$—	$12,369,187
Repurchase Agreements	—	26,000	—	26,000

Total Investment Securities	$12,369,187	$26,000	$—	$12,395,187

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (100.3%)
	Shares	Value
A.M. Castle & Co. (Metal Fabricate/Hardware)	660	$6,402
AAR Corp.* (Aerospace/Defense)	1,584	36,701
ABM Industries, Inc. (Commercial Services)	1,914	37,170
Actel Corp.* (Semiconductors)	594	6,546
Actuant Corp.—Class A (Miscellaneous Manufacturing)	2,772	46,486
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,782	63,760
Adaptec, Inc.* (Telecommunications)	4,950	15,048
Administaff, Inc. (Commercial Services)	462	10,552
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	858	11,257
Agilysys, Inc. (Computers)	858	7,207
Albany International Corp.—Class A (Machinery—Diversified)	1,122	22,317
ALLETE, Inc. (Electric)	1,254	39,250
Alliance One International, Inc.* (Agriculture)	3,696	18,813
American Physicians Capital, Inc. (Insurance)	396	10,993
American Public Education, Inc.* (Commercial Services)	396	15,103
American Science & Engineering, Inc. (Electronics)	198	15,373
American States Water Co. (Water)	396	13,155
American Vanguard Corp. (Chemicals)	858	6,512
AMERIGROUP Corp.* (Healthcare—Services)	2,112	53,750
Amerisafe, Inc.* (Insurance)	792	13,702
AMN Healthcare Services, Inc.* (Commercial Services)	1,320	11,484
AmSurg Corp.* (Healthcare—Services)	594	12,539
Analogic Corp. (Electronics)	330	13,200
Anixter International, Inc.* (Telecommunications)	594	24,758
Apogee Enterprises, Inc. (Building Materials)	1,188	16,347
Applied Industrial Technologies, Inc. (Machinery—Diversified)	1,518	33,092
Applied Signal Technology, Inc. (Telecommunications)	264	4,697
Arch Chemicals, Inc. (Chemicals)	1,056	29,526
Arctic Cat, Inc.* (Leisure Time)	528	4,425
Arkansas Best Corp. (Transportation)	1,056	23,802
ArQule, Inc.* (Biotechnology)	594	1,919
Arris Group, Inc.* (Telecommunications)	2,574	25,843
Astec Industries, Inc.* (Machinery—Construction & Mining)	792	19,713
ATC Technology Corp.* (Auto Parts & Equipment)	462	10,104
ATMI, Inc.* (Semiconductors)	594	9,967
Audiovox Corp.—Class A* (Telecommunications)	792	5,267
Avid Technology, Inc.* (Software)	1,188	15,004
Avista Corp. (Electric)	2,244	45,733
Badger Meter, Inc. (Electronics)	264	9,977
Bank Mutual Corp. (Banks)	1,914	12,786
Bank of the Ozarks, Inc. (Banks)	198	5,867
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,782	28,583
Basic Energy Services, Inc.* (Oil & Gas Services)	924	8,676
Bel Fuse, Inc.—Class B (Electronics)	462	8,764
Belden, Inc. (Electrical Components & Equipment)	990	22,602
Benchmark Electronics, Inc.* (Electronics)	2,640	48,101
BioMed Realty Trust, Inc. (REIT)	2,178	31,733
Black Box Corp. (Telecommunications)	726	19,958
Blyth, Inc. (Household Products/Wares)	264	7,416
Boston Private Financial Holdings, Inc. (Banks)	2,706	19,402
Bowne & Co., Inc. (Commercial Services)	1,650	10,841

Common Stocks, continued
	Shares	Value
Brady Corp.—Class A (Electronics)	1,056	$29,843
Briggs & Stratton Corp. (Machinery—Diversified)	2,046	33,820
Brightpoint, Inc.* (Distribution/Wholesale)	2,904	16,959
Bristow Group, Inc.* (Transportation)	1,452	51,836
Brookline Bancorp, Inc. (Savings & Loans)	1,452	14,535
Brooks Automation, Inc.* (Semiconductors)	1,386	11,559
Brown Shoe Co., Inc. (Retail)	1,782	21,830
Brunswick Corp. (Leisure Time)	3,630	38,950
Brush Engineered Materials, Inc.* (Mining)	396	7,116
Buckeye Technologies, Inc.* (Forest Products & Paper)	792	9,060
Cabela’s, Inc.* (Retail)	1,650	26,598
Cabot Microelectronics Corp.* (Chemicals)	594	20,879
CACI International, Inc.—Class A* (Computers)	1,254	60,154
Calgon Carbon Corp.* (Environmental Control)	990	13,256
Callaway Golf Co. (Leisure Time)	2,640	19,694
Cambrex Corp.* (Biotechnology)	1,188	6,391
Carter’s, Inc.* (Apparel)	990	25,601
Cascade Corp. (Machinery—Diversified)	396	11,464
Casey’s General Stores, Inc. (Retail)	2,112	64,796
CDI Corp. (Commercial Services)	528	6,806
Cedar Shopping Centers, Inc. (REIT)	1,848	12,899
Centene Corp.* (Healthcare—Services)	1,980	38,115
Central Garden & Pet Co.—Class A* (Household Products/Wares)	2,838	24,946
Central Vermont Public Service Corp. (Electric)	462	9,074
Century Aluminum Co.* (Mining)	2,376	26,896
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,056	20,634
CH Energy Group, Inc. (Electric)	660	26,103
Checkpoint Systems, Inc.* (Electronics)	1,584	25,407
Chemed Corp. (Commercial Services)	396	18,414
Christopher & Banks Corp. (Retail)	1,518	10,095
Ciber, Inc.* (Computers)	2,904	9,380
CIRCOR International, Inc. (Metal Fabricate/Hardware)	396	11,187
City Holding Co. (Banks)	396	12,446
CKE Restaurants, Inc. (Retail)	2,310	19,312
Clarcor, Inc. (Miscellaneous Manufacturing)	1,122	36,330
Clearwater Paper Corp.* (Forest Products & Paper)	462	22,606
Cognex Corp. (Machinery—Diversified)	726	11,885
Cohu, Inc. (Semiconductors)	990	12,821
Colonial Properties Trust (REIT)	2,706	29,793
Columbia Banking System, Inc. (Banks)	1,188	22,560
Comfort Systems USA, Inc. (Building Materials)	1,584	18,580
Community Bank System, Inc. (Banks)	1,320	27,601
Comtech Telecommunications Corp.* (Telecommunications)	1,188	42,008
CONMED Corp.* (Healthcare—Products)	1,188	25,554
Consolidated Graphics, Inc.* (Commercial Services)	198	6,683
Cross Country Healthcare, Inc.* (Commercial Services)	1,254	11,361
CryoLife, Inc.* (Biotechnology)	726	4,567
CTS Corp. (Electronics)	1,386	10,547
Cubic Corp. (Electronics)	330	12,887
Curtiss-Wright Corp. (Aerospace/Defense)	990	30,254
Daktronics, Inc. (Electronics)	528	4,124
Delphi Financial Group, Inc.—Class A (Insurance)	924	18,711
Deltic Timber Corp. (Forest Products & Paper)	264	11,856
Diamond Foods, Inc. (Food)	396	14,224

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Digi International, Inc.* (Software)	990	$9,504
Dime Community Bancshares, Inc. (Savings & Loans)	660	7,979
DineEquity, Inc.* (Retail)	264	6,003
Drew Industries, Inc.* (Building Materials)	792	14,731
DSP Group, Inc.* (Semiconductors)	528	3,638
Dycom Industries, Inc.* (Engineering & Construction)	1,584	12,941
E.W. Scripps Co.* (Media)	1,188	8,078
Eagle Materials, Inc.—Class A (Building Materials)	1,056	24,087
East West Bancorp, Inc. (Banks)	3,762	61,810
EastGroup Properties, Inc. (REIT)	462	17,676
El Paso Electric Co.* (Electric)	990	19,058
Electro Scientific Industries, Inc.* (Electronics)	1,122	12,578
EMCOR Group, Inc.* (Engineering & Construction)	2,706	65,106
Emergent Biosolutions, Inc.* (Biotechnology)	396	5,671
Employers Holdings, Inc. (Insurance)	1,848	24,449
EMS Technologies, Inc.* (Telecommunications)	660	8,461
Encore Wire Corp. (Electrical Components & Equipment)	792	15,848
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	858	20,892
Entertainment Properties Trust (REIT)	858	29,953
EPIQ Systems, Inc.* (Software)	462	5,521
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	528	17,260
Esterline Technologies Corp.* (Aerospace/Defense)	1,254	47,351
Ethan Allen Interiors, Inc. (Home Furnishings)	1,056	15,301
Exar Corp.* (Semiconductors)	924	6,496
Extra Space Storage, Inc. (REIT)	2,244	25,469
EZCORP, Inc.—Class A* (Retail)	858	15,581
FEI Co.* (Electronics)	528	10,982
Financial Federal Corp. (Diversified Financial Services)	528	14,393
First BanCorp (Banks)	3,102	7,073
First Commonwealth Financial Corp. (Banks)	3,102	18,178
First Financial Bancorp (Banks)	990	16,236
First Financial Bankshares, Inc. (Banks)	396	21,008
First Midwest Bancorp, Inc. (Banks)	2,772	36,507
Franklin Street Properties Corp. (REIT)	2,772	34,816
Fred’s, Inc. (Retail)	1,650	16,550
Fuller (H.B.) Co. (Chemicals)	1,254	25,105
G & K Services, Inc. (Textiles)	792	19,800
General Communication, Inc.—Class A* (Telecommunications)	1,848	10,959
Genesco, Inc.* (Retail)	462	10,894
Gentiva Health Services, Inc.* (Healthcare—Services)	1,188	30,342
Gerber Scientific, Inc.* (Machinery—Diversified)	1,056	5,174
Gibraltar Industries, Inc.* (Iron/Steel)	1,254	17,481
Glacier Bancorp, Inc. (Banks)	2,574	36,911
Greatbatch, Inc.* (Electrical Components & Equipment)	330	6,485
Greenhill & Co., Inc. (Diversified Financial Services)	396	30,809
Griffon Corp.* (Miscellaneous Manufacturing)	1,848	21,825
Group 1 Automotive, Inc.* (Retail)	990	28,710
Haemonetics Corp.* (Healthcare—Products)	396	22,418

Common Stocks, continued
	Shares	Value
Hancock Holding Co. (Banks)	528	$21,616
Hanger Orthopedic Group, Inc.* (Healthcare—Products)	1,320	21,463
Hanmi Financial Corp.* (Banks)	2,112	4,203
Harmonic, Inc.* (Telecommunications)	3,960	24,037
Haverty Furniture Cos., Inc. (Retail)	792	9,765
Headwaters, Inc.* (Energy—Alternate Sources)	2,508	13,769
Healthcare Realty Trust, Inc. (REIT)	1,452	30,448
Healthcare Services Group, Inc. (Commercial Services)	726	14,883
HealthSpring, Inc.* (Healthcare—Services)	2,046	35,580
Heartland Express, Inc. (Transportation)	1,056	14,668
Heartland Payment Systems, Inc. (Commercial Services)	1,518	21,662
Helen of Troy, Ltd.* (Household Products/Wares)	1,254	29,557
Hillenbrand, Inc. (Commercial Services)	1,386	25,433
Holly Corp. (Oil & Gas)	792	20,671
Home Bancshares, Inc. (Banks)	462	11,356
Home Properties, Inc. (REIT)	660	29,258
Hot Topic, Inc.* (Retail)	1,848	10,626
Hub Group, Inc.—Class A* (Transportation)	858	20,686
Hutchinson Technology, Inc.* (Computers)	990	6,663
ICU Medical, Inc.* (Healthcare—Products)	264	9,182
Independent Bank Corp./MA (Banks)	858	19,991
Infinity Property & Casualty Corp. (Insurance)	594	23,558
InfoSpace, Inc.* (Internet)	1,452	13,460
Inland Real Estate Corp. (REIT)	2,904	24,510
Insight Enterprises, Inc.* (Retail)	1,914	22,030
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	1,584	32,440
Integral Systems, Inc.* (Computers)	396	2,938
Interface, Inc.—Class A (Office Furnishings)	2,310	18,734
Intermec, Inc.* (Machinery—Diversified)	2,046	27,150
Invacare Corp. (Healthcare—Products)	1,320	33,053
inVentiv Health, Inc.* (Advertising)	726	11,159
Investment Technology Group, Inc.* (Diversified Financial Services)	660	13,530
ION Geophysical Corp.* (Oil & Gas Services)	1,914	9,092
Iowa Telecommunications Services, Inc. (Telecommunications)	726	11,877
J & J Snack Foods Corp. (Food)	264	11,038
Jack in the Box, Inc.* (Retail)	2,376	46,356
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,122	12,342
Jo-Ann Stores, Inc.* (Retail)	396	13,868
John Bean Technologies Corp. (Miscellaneous Manufacturing)	462	7,618
K-Swiss, Inc.—Class A* (Apparel)	1,122	10,188
Kaman Corp. (Aerospace/Defense)	1,056	26,284
Kaydon Corp. (Metal Fabricate/Hardware)	528	17,260
Keithley Instruments, Inc. (Electronics)	330	1,792
Kelly Services, Inc.—Class A* (Commercial Services)	1,122	14,721
Kendle International, Inc.* (Commercial Services)	594	12,023
Kid Brands, Inc.* (Household Products/Wares)	396	1,976
Kilroy Realty Corp. (REIT)	990	28,601
Kite Realty Group Trust (REIT)	2,574	9,755
Knight Transportation, Inc. (Transportation)	990	17,919
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,518	6,998
La-Z-Boy, Inc.* (Home Furnishings)	1,122	11,388

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
LaBranche & Co., Inc.* (Diversified Financial Services)	2,178	$9,670
Laclede Group, Inc. (Gas)	924	29,808
Lance, Inc. (Food)	594	13,211
Landauer, Inc. (Commercial Services)	198	11,710
Landry’s Restaurants, Inc.* (Retail)	330	6,844
LaSalle Hotel Properties (REIT)	990	19,949
Lawson Products, Inc. (Metal Fabricate/Hardware)	198	3,198
LCA-Vision, Inc.* (Healthcare—Products)	792	4,609
Lexington Realty Trust (REIT)	4,224	25,133
Lindsay Manufacturing Co. (Machinery—Diversified)	264	10,623
Lithia Motors, Inc.—Class A* (Retail)	858	6,692
Littelfuse, Inc.* (Electrical Components & Equipment)	264	7,936
Live Nation, Inc.* (Commercial Services)	5,742	65,861
Liz Claiborne, Inc.* (Apparel)	3,894	18,964
LoJack Corp.* (Electronics)	726	3,107
LTC Properties, Inc. (REIT)	528	13,401
Lydall, Inc.* (Miscellaneous Manufacturing)	726	4,596
M/I Schottenstein Homes, Inc.* (Home Builders)	792	8,173
Magellan Health Services, Inc.* (Healthcare—Services)	1,452	57,325
MagneTek, Inc.* (Electrical Components & Equipment)	1,254	1,705
Maidenform Brands, Inc.* (Apparel)	330	4,934
Mannatech, Inc. (Pharmaceuticals)	660	2,000
Marcus Corp. (Lodging)	858	9,592
MarineMax, Inc.* (Retail)	858	7,748
Martek Biosciences Corp.* (Biotechnology)	1,386	29,854
Matrix Service Co.* (Oil & Gas Services)	1,056	10,655
MedCath Corp.* (Healthcare—Services)	726	4,930
Meridian Bioscience, Inc. (Healthcare—Products)	726	14,549
Merit Medical Systems, Inc.* (Healthcare—Products)	462	8,237
Meritage Homes Corp.* (Home Builders)	1,320	29,555
Methode Electronics, Inc. (Electronics)	990	10,880
Micrel, Inc. (Semiconductors)	858	6,409
Microsemi Corp.* (Semiconductors)	1,980	29,581
Mid-America Apartment Communities, Inc. (REIT)	528	24,774
Midas, Inc.* (Commercial Services)	396	3,267
MKS Instruments, Inc.* (Semiconductors)	2,046	33,964
Mobile Mini, Inc.* (Storage/Warehousing)	462	6,491
Molina Healthcare, Inc.* (Healthcare—Services)	528	11,748
Monarch Casino & Resort, Inc.* (Lodging)	462	3,303
Moog, Inc.—Class A* (Aerospace/Defense)	1,848	55,773
Movado Group, Inc.* (Retail)	726	7,935
MTS Systems Corp. (Computers)	396	10,189
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,584	38,951
Multimedia Games, Inc.* (Leisure Time)	462	2,278
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	198	7,473
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,188	10,858
Nara Bancorp, Inc.* (Banks)	1,320	12,065
Nash Finch Co. (Food)	528	18,216
National Financial Partners* (Diversified Financial Services)	1,716	14,500
National Penn Bancshares, Inc. (Banks)	5,214	31,284
National Retail Properties, Inc. (REIT)	1,584	31,997
NBT Bancorp, Inc. (Banks)	858	17,898
NCI Building Systems, Inc.* (Building Materials)	3,696	7,281
Neenah Paper, Inc. (Forest Products & Paper)	594	8,268

Common Stocks, continued
	Shares	Value
Network Equipment Technologies, Inc.* (Telecommunications)	660	$2,963
New Jersey Resources Corp. (Gas)	1,716	62,617
Newport Corp.* (Electronics)	924	7,863
Northwest Natural Gas Co. (Gas)	660	28,624
O’Charley’s, Inc.* (Retail)	792	5,861
OfficeMax, Inc.* (Retail)	2,046	26,537
Old Dominion Freight Line, Inc.* (Transportation)	528	14,520
Old National Bancorp (Banks)	3,630	43,705
Olympic Steel, Inc. (Iron/Steel)	396	10,985
OM Group, Inc.* (Chemicals)	1,254	40,905
Omnicell, Inc.* (Software)	462	5,535
On Assignment, Inc.* (Commercial Services)	726	5,067
Orbital Sciences Corp.* (Aerospace/Defense)	1,386	21,913
Osteotech, Inc.* (Healthcare—Products)	726	2,454
Oxford Industries, Inc. (Apparel)	264	4,710
Palomar Medical Technologies, Inc.* (Healthcare—Products)	726	6,679
Papa John’s International, Inc.* (Retail)	396	9,346
PAREXEL International Corp.* (Commercial Services)	858	16,594
Park Electrochemical Corp. (Electronics)	462	12,128
Parkway Properties, Inc. (REIT)	924	19,247
PC-Tel, Inc.* (Internet)	792	4,602
Penford Corp. (Chemicals)	462	4,740
Penn Virginia Corp. (Oil & Gas)	1,848	44,851
Pennsylvania REIT (REIT)	1,650	14,784
Perry Ellis International, Inc.* (Apparel)	396	6,348
Petroleum Development* (Oil & Gas)	792	16,600
PetroQuest Energy, Inc.* (Oil & Gas)	1,056	5,745
PharMerica Corp.* (Pharmaceuticals)	1,254	20,415
Phoenix Technologies, Ltd.* (Software)	660	2,079
Piedmont Natural Gas Co., Inc. (Gas)	3,036	77,934
Pinnacle Entertainment, Inc.* (Entertainment)	1,518	12,387
Pinnacle Financial Partners, Inc.* (Banks)	1,386	20,956
Pioneer Drilling Co.* (Oil & Gas)	2,244	17,840
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	462	22,444
Plexus Corp.* (Electronics)	660	22,447
PolyOne Corp.* (Chemicals)	1,980	14,751
Pool Corp. (Distribution/Wholesale)	2,046	37,565
Post Properties, Inc. (REIT)	1,980	35,343
Pre-Paid Legal Services, Inc. (Commercial Services)	132	5,263
Presidential Life Corp. (Insurance)	858	7,748
PrivateBancorp, Inc. (Banks)	2,442	33,211
ProAssurance Corp.* (Insurance)	1,320	67,003
Progress Software Corp.* (Software)	858	24,136
Prosperity Bancshares, Inc. (Banks)	924	37,256
PS Business Parks, Inc. (REIT)	330	15,800
PSS World Medical, Inc.* (Healthcare—Products)	1,188	24,378
Quaker Chemical Corp. (Chemicals)	462	8,080
Quanex Building Products Corp. (Building Materials)	924	14,858
Quiksilver, Inc.* (Apparel)	5,280	10,666
RadiSys Corp.* (Computers)	528	3,965
RC2 Corp.* (Toys/Games/Hobbies)	528	7,587
Red Robin Gourmet Burgers, Inc.* (Retail)	660	12,164
Res-Care, Inc.* (Healthcare—Services)	1,056	9,515
Rewards Network, Inc. (Commercial Services)	330	4,257
RLI Corp. (Insurance)	462	23,775
Robbins & Myers, Inc. (Machinery—Diversified)	1,386	30,797

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Rock-Tenn Co.—Class A (Forest Products & Paper)	660	$28,175
Rogers Corp.* (Electronics)	660	15,800
RTI International Metals, Inc.* (Mining)	528	13,068
Ruby Tuesday, Inc.* (Retail)	2,640	18,242
Rudolph Technologies, Inc.* (Semiconductors)	660	4,138
Ruth’s Hospitality Group, Inc.* (Retail)	858	2,394
S&T Bancorp, Inc. (Banks)	990	17,345
Safety Insurance Group, Inc. (Insurance)	594	20,790
ScanSource, Inc.* (Distribution/Wholesale)	1,122	31,708
School Specialty, Inc.* (Retail)	660	14,579
Schulman (A.), Inc. (Chemicals)	1,056	23,781
SEACOR SMIT, Inc.* (Oil & Gas Services)	330	23,182
Seahawk Drilling, Inc.* (Oil & Gas)	462	9,660
Selective Insurance Group, Inc. (Insurance)	2,178	33,694
Simmons First National Corp.—Class A (Banks)	594	15,943
Simpson Manufacturing Co., Inc. (Building Materials)	1,584	39,061
Skechers U.S.A., Inc.—Class A* (Apparel)	462	12,964
Skyline Corp. (Home Builders)	264	4,834
SkyWest, Inc. (Airlines)	2,310	33,795
Smith Corp. (Miscellaneous Manufacturing)	462	19,672
Sonic Automotive, Inc.* (Retail)	1,056	10,085
Sonic Solutions* (Electronics)	528	4,520
South Financial Group, Inc. (Banks)	8,910	4,144
South Jersey Industries, Inc. (Gas)	1,254	48,066
Southwest Gas Corp. (Gas)	1,848	51,134
Sovran Self Storage, Inc. (REIT)	594	20,137
Spartan Motors, Inc. (Auto Parts & Equipment)	660	3,960
Spartan Stores, Inc. (Food)	924	12,511
Spherion Corp.* (Commercial Services)	2,112	11,912
Stage Stores, Inc. (Retail)	1,584	20,465
Standard Microsystems Corp.* (Semiconductors)	594	11,850
Standard Motor Products, Inc.* (Auto Parts & Equipment)	726	5,692
Standard Pacific Corp.* (Home Builders)	4,026	14,614
Standex International Corp. (Miscellaneous Manufacturing)	528	12,044
StarTek, Inc.* (Commercial Services)	198	1,465
Stein Mart, Inc.* (Retail)	528	4,171
Stepan Co. (Chemicals)	132	7,719
Sterling Bancorp (Banks)	726	5,409
Sterling Bancshares, Inc. (Banks)	3,366	17,200
Stewart Information Services Corp. (Insurance)	726	7,449
Stone Energy Corp.* (Oil & Gas)	990	15,781
Superior Industries International, Inc. (Auto Parts & Equipment)	990	14,563
Supertex, Inc.* (Semiconductors)	264	6,323
Susquehanna Bancshares, Inc. (Banks)	3,564	27,977
Swift Energy Co.* (Oil & Gas)	858	21,501
SWS Group, Inc. (Diversified Financial Services)	1,188	14,256
Symmetricom, Inc.* (Telecommunications)	1,122	5,722
Symmetry Medical, Inc.* (Healthcare—Products)	1,452	12,952
SYNNEX Corp.* (Software)	858	22,711
Take-Two Interactive Software, Inc.* (Software)	3,366	31,236
Tanger Factory Outlet Centers, Inc. (REIT)	726	27,806
Technitrol, Inc. (Electronics)	1,716	7,688
Tekelec* (Telecommunications)	1,584	23,728

Common Stocks, continued
	Shares	Value
Teledyne Technologies, Inc.* (Aerospace/Defense)	792	$29,510
Texas Industries, Inc. (Building Materials)	1,122	38,081
The Cato Corp.—Class A (Retail)	726	14,847
The Children’s Place Retail Stores, Inc.* (Retail)	1,122	35,680
The Finish Line, Inc.—Class A (Retail)	2,310	25,618
The Geo Group, Inc.* (Commercial Services)	2,112	39,072
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	1,188	8,898
The Hain Celestial Group, Inc.* (Food)	1,716	27,439
The Men’s Wearhouse, Inc. (Retail)	990	19,949
The Nautilus Group, Inc.* (Leisure Time)	858	2,154
The Navigators Group, Inc.* (Insurance)	330	14,081
The Pep Boys—Manny, Moe & Jack (Retail)	1,914	15,982
The Standard Register Co. (Household Products/Wares)	528	2,809
Theragenics Corp.* (Pharmaceuticals)	924	1,229
THQ, Inc.* (Software)	1,848	9,314
Tollgrade Communications, Inc.* (Telecommunications)	528	3,284
Tompkins Financial Corp. (Banks)	132	5,174
Toro Co. (Housewares)	726	28,278
Tractor Supply Co.* (Retail)	528	26,648
Tredegar Corp. (Miscellaneous Manufacturing)	924	14,950
Triumph Group, Inc. (Aerospace/Defense)	264	13,446
TrueBlue, Inc.* (Commercial Services)	1,782	25,857
TrustCo Bank Corp. NY (Banks)	2,046	12,276
Tuesday Morning Corp.* (Retail)	1,320	5,768
UIL Holdings Corp. (Electric)	1,254	34,071
Ultratech Stepper, Inc.* (Semiconductors)	528	7,202
UMB Financial Corp. (Banks)	594	23,469
Umpqua Holdings Corp. (Banks)	3,564	44,051
UniFirst Corp. (Textiles)	264	13,263
Unisource Energy Corp. (Electric)	1,452	44,634
United Bankshares, Inc. (Banks)	1,584	39,442
United Community Banks, Inc.* (Banks)	3,432	15,410
United Fire & Casualty Co. (Insurance)	924	15,542
United Natural Foods, Inc.* (Food)	1,782	48,310
United Online, Inc. (Internet)	2,244	14,182
United Stationers, Inc.* (Distribution/Wholesale)	990	54,014
Universal Forest Products, Inc. (Building Materials)	792	26,880
Universal Technical Institute, Inc.* (Commercial Services)	396	7,275
Urstadt Biddle Properties—Class A (REIT)	528	7,915
USA Mobility, Inc. (Telecommunications)	594	6,172
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,518	44,523
Viad Corp. (Commercial Services)	858	16,928
Vicor Corp.* (Electrical Components & Equipment)	330	2,858
ViroPharma, Inc.* (Pharmaceuticals)	3,168	31,300
Volt Information Sciences, Inc.* (Commercial Services)	528	4,905
Watsco, Inc. (Distribution/Wholesale)	792	37,984
Watts Water Technologies, Inc.—Class A (Electronics)	528	15,275
Wausau-Mosinee Paper Corp.* (Forest Products & Paper)	2,046	18,046
WD-40 Co. (Household Products/Wares)	330	10,154
West Pharmaceutical Services, Inc. (Healthcare—Products)	528	19,182

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Whitney Holding Corp. (Banks)	3,960	$49,183
Wilshire Bancorp, Inc. (Banks)	792	7,294
Winnebago Industries, Inc.* (Home Builders)	594	7,098
Wintrust Financial Corp. (Banks)	990	34,393
Wolverine World Wide, Inc. (Apparel)	726	19,203
World Fuel Services Corp. (Retail)	2,442	58,681
Zale Corp.* (Retail)	990	2,158
Zenith National Insurance Corp. (Insurance)	1,518	42,352
Zep, Inc. (Chemicals)	594	13,139

TOTAL COMMON STOCKS (Cost $6,094,661)		8,023,446

TOTAL INVESTMENT SECURITIES (Cost $6,094,661)—100.3%		8,023,446
Net other assets (liabilities)—(0.3)%		(22,273)

NET ASSETS—100.0%		$8,001,173

*	Non-income producing security

Small-Cap Value ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Advertising	$11,159	0.1%
Aerospace/Defense	261,232	3.3%
Agriculture	18,813	0.2%
Airlines	33,795	0.4%
Apparel	113,578	1.4%
Auto Parts & Equipment	34,319	0.4%
Banks	870,636	10.9%
Biotechnology	48,402	0.6%
Building Materials	199,906	2.5%
Chemicals	195,137	2.4%
Commercial Services	436,569	5.5%
Computers	100,496	1.3%
Distribution/Wholesale	185,703	2.3%
Diversified Financial Services	119,602	1.5%
Electric	217,923	2.7%
Electrical Components & Equipment	68,691	0.9%
Electronics	303,283	3.8%
Energy—Alternate Sources	13,769	0.2%
Engineering & Construction	110,487	1.4%
Entertainment	12,387	0.2%

	Value	% of Net Assets
Environmental Control	$13,256	0.2%
Food	153,847	1.9%
Forest Products & Paper	98,011	1.2%
Gas	298,183	3.7%
Healthcare—Products	204,710	2.6%
Healthcare—Services	253,844	3.2%
Home Builders	64,274	0.8%
Home Furnishings	26,689	0.3%
Household Products/Wares	76,858	1.0%
Housewares	28,278	0.4%
Insurance	323,847	4.0%
Internet	32,244	0.4%
Iron/Steel	28,466	0.4%
Leisure Time	67,501	0.8%
Lodging	12,895	0.2%
Machinery—Construction & Mining	19,713	0.2%
Machinery—Diversified	186,322	2.3%
Media	8,078	0.1%
Metal Fabricate/Hardware	76,998	1.0%
Mining	47,080	0.6%
Miscellaneous Manufacturing	325,508	4.1%
Office Furnishings	18,734	0.2%
Oil & Gas	152,649	1.9%
Oil & Gas Services	51,605	0.6%
Pharmaceuticals	54,944	0.7%
REIT	561,197	7.0%
Retail	681,408	8.5%
Savings & Loans	22,514	0.3%
Semiconductors	202,015	2.5%
Software	125,040	1.6%
Storage/Warehousing	6,491	0.1%
Telecommunications	234,782	2.9%
Textiles	33,063	0.4%
Toys/Games/Hobbies	19,929	0.2%
Transportation	143,431	1.8%
Water	13,155	0.2%
Other**	(22,273)	(0.3)%

Total	$8,001,173	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$8,023,446	$—	$—	$8,023,446

Total Investment Securities	$8,023,446	$—	$—	$8,023,446

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (100.3%)
	Shares	Value
AAON, Inc. (Building Materials)	600	$12,354
Abaxis, Inc.* (Healthcare—Products)	1,200	28,896
Acadia Realty Trust (REIT)	2,100	33,453
Actel Corp.* (Semiconductors)	600	6,612
Administaff, Inc. (Commercial Services)	600	13,704
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	600	7,872
Aerovironment, Inc.* (Aerospace/Defense)	750	25,552
Air Methods Corp.* (Healthcare—Services)	600	18,342
Align Technology, Inc.* (Healthcare—Products)	3,600	67,500
Allegiant Travel Co.* (Airlines)	750	38,400
Almost Family, Inc.* (Healthcare—Services)	450	16,362
AMCOL International Corp. (Mining)	1,350	33,925
Amedisys, Inc.* (Healthcare—Services)	1,500	82,425
American Medical Systems Holdings, Inc.* (Healthcare—Products)	4,050	77,760
American Public Education, Inc.* (Commercial Services)	450	17,163
American Science & Engineering, Inc. (Electronics)	300	23,292
American States Water Co. (Water)	450	14,949
AmSurg Corp.* (Healthcare—Services)	900	18,999
Analogic Corp. (Electronics)	300	12,000
Anixter International, Inc.* (Telecommunications)	750	31,260
Applied Signal Technology, Inc. (Telecommunications)	300	5,337
Arbitron, Inc. (Commercial Services)	1,350	34,168
ArQule, Inc.* (Biotechnology)	750	2,423
Arris Group, Inc.* (Telecommunications)	3,300	33,132
ATC Technology Corp.* (Auto Parts & Equipment)	450	9,842
ATMI, Inc.* (Semiconductors)	900	15,102
AZZ, Inc. (Miscellaneous Manufacturing)	600	18,048
Badger Meter, Inc. (Electronics)	450	17,006
Balchem Corp. (Chemicals)	1,650	31,993
Baldor Electric Co. (Hand/Machine Tools)	2,250	55,530
Bank of the Ozarks, Inc. (Banks)	450	13,334
Belden, Inc. (Electrical Components & Equipment)	1,200	27,396
Big 5 Sporting Goods Corp. (Retail)	1,200	17,532
Bio-Reference Laboratories, Inc.* (Healthcare—Services)	600	22,680
BioMed Realty Trust, Inc. (REIT)	2,400	34,968
BJ’s Restaurants, Inc.* (Retail)	1,200	25,368
Blackbaud, Inc. (Software)	2,400	53,520
Blue Coat Systems, Inc.* (Internet)	2,100	51,765
Blue Nile, Inc.* (Internet)	750	38,662
Boston Beer Co., Inc.—Class A* (Beverages)	600	27,510
Brady Corp.—Class A (Electronics)	1,350	38,151
Brookline Bancorp, Inc. (Savings & Loans)	1,350	13,514
Brooks Automation, Inc.* (Semiconductors)	1,650	13,761
Brush Engineered Materials, Inc.* (Mining)	600	10,782
Buckeye Technologies, Inc.* (Forest Products & Paper)	1,050	12,012
Buffalo Wild Wings, Inc.* (Retail)	900	42,129
Cabot Microelectronics Corp.* (Chemicals)	600	21,090
Cal-Maine Foods, Inc. (Food)	600	19,590
Calavo Growers, Inc. (Food)	600	10,056
Calgon Carbon Corp.* (Environmental Control)	1,800	24,102
California Pizza Kitchen, Inc.* (Retail)	1,350	18,630
Cantel Medical Corp. (Healthcare—Products)	750	14,460
Capella Education Co.* (Commercial Services)	750	55,035

Common Stocks, continued
	Shares	Value
CARBO Ceramics, Inc. (Oil & Gas Services)	1,050	$69,216
Carter’s, Inc.* (Apparel)	1,800	46,548
Cash America International, Inc. (Retail)	1,500	56,385
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	2,100	82,593
Cbeyond, Inc.* (Telecommunications)	1,350	16,821
CEC Entertainment, Inc.* (Retail)	1,200	39,828
Chattem, Inc.* (Cosmetics/Personal Care)	1,050	98,133
Chemed Corp. (Commercial Services)	750	34,875
CIRCOR International, Inc. (Metal Fabricate/Hardware)	450	12,713
City Holding Co. (Banks)	300	9,429
Clarcor, Inc. (Miscellaneous Manufacturing)	1,200	38,856
Cognex Corp. (Machinery—Diversified)	1,200	19,644
Coinstar, Inc.* (Commercial Services)	1,650	42,619
Commvault Systems, Inc.* (Software)	2,250	47,677
Compellent Technologies, Inc.* (Computers)	1,200	23,856
Computer Programs & Systems, Inc. (Software)	450	16,934
comScore, Inc.* (Internet)	1,350	18,320
Concur Technologies, Inc.* (Software)	2,250	89,212
Consolidated Graphics, Inc.* (Commercial Services)	300	10,125
Cooper Cos., Inc. (Healthcare—Products)	2,400	84,768
CorVel Corp.* (Commercial Services)	450	13,572
Cracker Barrel Old Country Store, Inc. (Retail)	1,200	44,352
Crocs, Inc.* (Apparel)	4,650	34,177
CryoLife, Inc.* (Biotechnology)	600	3,774
CSG Systems International, Inc.* (Software)	1,950	37,849
Cubic Corp. (Electronics)	450	17,573
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	3,150	64,543
Curtiss-Wright Corp. (Aerospace/Defense)	1,050	32,088
Cyberonics, Inc.* (Healthcare—Products)	1,350	25,299
CyberSource Corp.* (Internet)	3,750	67,800
Cymer, Inc.* (Electronics)	1,500	47,055
Cypress Semiconductor Corp.* (Semiconductors)	8,400	84,420
Daktronics, Inc. (Electronics)	1,050	8,201
Darling International, Inc.* (Environmental Control)	4,350	33,886
DealerTrack Holdings, Inc.* (Internet)	2,100	37,737
Deckers Outdoor Corp.* (Apparel)	750	73,627
Delphi Financial Group, Inc.—Class A (Insurance)	1,350	27,337
Deltic Timber Corp. (Forest Products & Paper)	150	6,737
Diamond Foods, Inc. (Food)	450	16,164
DiamondRock Hospitality Co. (REIT)	6,616	53,852
Dime Community Bancshares, Inc. (Savings & Loans)	450	5,441
DineEquity, Inc.* (Retail)	450	10,233
Diodes, Inc.* (Semiconductors)	1,800	30,024
Dionex Corp.* (Electronics)	900	62,865
Dress Barn, Inc.* (Retail)	2,850	67,089
Drill-Quip, Inc.* (Oil & Gas Services)	1,650	86,608
DSP Group, Inc.* (Semiconductors)	600	4,134
DTS, Inc.* (Home Furnishings)	900	25,470
Eagle Materials, Inc.—Class A (Building Materials)	1,050	23,950
EastGroup Properties, Inc. (REIT)	750	28,695
Ebix, Inc.* (Software)	1,800	26,064
Eclipsys Corp.* (Software)	3,000	50,040
eHealth, Inc.* (Insurance)	1,200	21,840
El Paso Electric Co.* (Electric)	1,050	20,213
Emergent Biosolutions, Inc.* (Biotechnology)	450	6,444
Entertainment Properties Trust (REIT)	1,200	41,892

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Enzo Biochem, Inc.* (Biotechnology)	1,800	$8,532
Epicor Software Corp.* (Software)	2,400	18,408
EPIQ Systems, Inc.* (Software)	1,200	14,340
eResearchTechnology, Inc.* (Internet)	2,250	13,838
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	750	24,517
Exar Corp.* (Semiconductors)	1,200	8,436
Exponent, Inc.* (Commercial Services)	750	20,183
Extra Space Storage, Inc. (REIT)	1,800	20,430
EZCORP, Inc.—Class A* (Retail)	1,500	27,240
FARO Technologies, Inc.* (Electronics)	900	16,263
FEI Co.* (Electronics)	1,350	28,080
Financial Federal Corp. (Diversified Financial Services)	750	20,445
First Cash Financial Services, Inc.* (Retail)	1,350	30,820
First Financial Bancorp (Banks)	1,050	17,220
First Financial Bankshares, Inc. (Banks)	600	31,830
Forestar Group, Inc.* (Real Estate)	1,950	36,211
Forrester Research, Inc.* (Commercial Services)	750	20,318
Forward Air Corp. (Transportation)	1,500	35,445
Fuller (H.B.) Co. (Chemicals)	900	18,018
Gardner Denver, Inc. (Machinery—Diversified)	2,850	113,572
GenCorp, Inc.* (Aerospace/Defense)	2,700	15,120
Genesco, Inc.* (Retail)	600	14,148
Genoptix, Inc.* (Healthcare—Services)	900	29,304
Greatbatch, Inc.* (Electrical Components & Equipment)	750	14,738
Greenhill & Co., Inc. (Diversified Financial Services)	600	46,680
Gulf Island Fabrication, Inc. (Oil & Gas Services)	750	13,095
Haemonetics Corp.* (Healthcare—Products)	750	42,457
Hancock Holding Co. (Banks)	750	30,705
Healthcare Realty Trust, Inc. (REIT)	1,200	25,164
Healthcare Services Group, Inc. (Commercial Services)	1,350	27,675
Healthways, Inc.* (Healthcare—Services)	1,800	30,708
Heartland Express, Inc. (Transportation)	1,500	20,835
Heidrick & Struggles International, Inc. (Commercial Services)	900	22,887
Hibbett Sports, Inc.* (Retail)	1,500	31,830
Hillenbrand, Inc. (Commercial Services)	1,500	27,525
Hittite Microwave Corp.* (Semiconductors)	1,200	44,616
HMS Holdings Corp.* (Commercial Services)	1,350	60,871
Holly Corp. (Oil & Gas)	1,200	31,320
Home Bancshares, Inc. (Banks)	450	11,061
Home Properties, Inc. (REIT)	900	39,897
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,200	25,812
HSN, Inc.* (Retail)	2,100	40,194
Hub Group, Inc.—Class A* (Transportation)	900	21,699
Iconix Brand Group, Inc.* (Apparel)	3,750	47,325
ICU Medical, Inc.* (Healthcare—Products)	300	10,434
II-VI, Inc.* (Electronics)	1,350	36,099
Integra LifeSciences Holdings* (Biotechnology)	1,050	40,320
Integral Systems, Inc.* (Computers)	450	3,339
Interval Leisure Group, Inc.* (Leisure Time)	2,100	26,712
Intevac, Inc.* (Machinery—Diversified)	1,200	17,076
inVentiv Health, Inc.* (Advertising)	900	13,833
Investment Technology Group, Inc.* (Diversified Financial Services)	1,500	30,750
ION Geophysical Corp.* (Oil & Gas Services)	3,900	18,525

Common Stocks, continued
	Shares	Value
Iowa Telecommunications Services, Inc. (Telecommunications)	750	$12,270
IPC The Hospitalist Co.* (Healthcare—Services)	750	25,492
J & J Snack Foods Corp. (Food)	450	18,815
j2 Global Communications, Inc.* (Internet)	2,400	49,296
JDA Software Group, Inc.* (Software)	1,650	43,246
Jo-Ann Stores, Inc.* (Retail)	900	31,518
John Bean Technologies Corp. (Miscellaneous Manufacturing)	900	14,841
Jos. A. Bank Clothiers, Inc.* (Retail)	1,050	44,005
Kaydon Corp. (Metal Fabricate/Hardware)	1,050	34,324
Keithley Instruments, Inc. (Electronics)	300	1,629
Kensey Nash Corp.* (Healthcare—Products)	600	14,532
Kid Brands, Inc.* (Household Products/Wares)	450	2,246
Kilroy Realty Corp. (REIT)	1,050	30,334
Knight Transportation, Inc. (Transportation)	1,800	32,580
Kopin Corp.* (Semiconductors)	3,600	14,796
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,800	8,298
La-Z-Boy, Inc.* (Home Furnishings)	1,350	13,703
Lance, Inc. (Food)	900	20,016
Landauer, Inc. (Commercial Services)	300	17,742
LaSalle Hotel Properties (REIT)	2,100	42,315
LHC Group, Inc.* (Healthcare—Services)	750	23,092
Lindsay Manufacturing Co. (Machinery—Diversified)	300	12,072
Littelfuse, Inc.* (Electrical Components & Equipment)	750	22,545
Live Nation, Inc.* (Commercial Services)	3,199	36,697
LTC Properties, Inc. (REIT)	600	15,228
Lufkin Industries, Inc. (Oil & Gas Services)	750	47,535
Lumber Liquidators Holdings, Inc.* (Retail)	900	21,312
Maidenform Brands, Inc.* (Apparel)	600	8,970
Manhattan Associates, Inc.* (Computers)	1,200	25,164
MAXIMUS, Inc. (Commercial Services)	900	43,074
Medical Properties Trust, Inc. (REIT)	4,350	43,543
Mednax, Inc.* (Healthcare—Services)	2,550	144,993
Mercury Computer Systems, Inc.* (Computers)	1,200	14,328
Meridian Bioscience, Inc. (Healthcare—Products)	1,200	24,048
Merit Medical Systems, Inc.* (Healthcare—Products)	900	16,047
Methode Electronics, Inc. (Electronics)	750	8,243
Micrel, Inc. (Semiconductors)	1,200	8,964
Microsemi Corp.* (Semiconductors)	1,800	26,892
Mid-America Apartment Communities, Inc. (REIT)	750	35,190
Midas, Inc.* (Commercial Services)	300	2,475
Mobile Mini, Inc.* (Storage/Warehousing)	1,350	18,968
Monro Muffler Brake, Inc. (Commercial Services)	1,050	35,931
MTS Systems Corp. (Computers)	300	7,719
Multimedia Games, Inc.* (Leisure Time)	900	4,437
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	450	16,983
National Presto Industries, Inc. (Housewares)	300	34,356
National Retail Properties, Inc. (REIT)	2,400	48,480
Natus Medical, Inc.* (Healthcare—Products)	1,500	20,355
NBT Bancorp, Inc. (Banks)	750	15,645
Neogen Corp.* (Pharmaceuticals)	1,200	25,500
NETGEAR, Inc.* (Telecommunications)	1,800	37,152
NetScout Systems, Inc.* (Computers)	1,800	25,272
Network Equipment Technologies, Inc.* (Telecommunications)	750	3,368

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Neutral Tandem, Inc.* (Telecommunications)	1,800	$27,828
NewMarket Corp. (Chemicals)	600	54,132
Newport Corp.* (Electronics)	750	6,383
Northwest Natural Gas Co. (Gas)	600	26,022
Novatel Wireless, Inc.* (Telecommunications)	1,650	12,342
Nutri/System, Inc. (Commercial Services)	1,650	33,594
Odyssey Healthcare, Inc.* (Healthcare—Services)	1,800	26,424
OfficeMax, Inc.* (Retail)	1,500	19,455
Oil States International, Inc.* (Oil & Gas Services)	2,700	99,468
Old Dominion Freight Line, Inc.* (Transportation)	750	20,625
Omnicell, Inc.* (Software)	1,200	14,376
On Assignment, Inc.* (Commercial Services)	1,050	7,329
optionsXpress Holdings, Inc. (Diversified Financial Services)	2,250	32,287
Orbital Sciences Corp.* (Aerospace/Defense)	1,200	18,972
Oxford Industries, Inc. (Apparel)	450	8,028
P.F. Chang’s China Bistro, Inc.* (Retail)	1,200	46,320
Papa John’s International, Inc.* (Retail)	750	17,700
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,800	47,376
PAREXEL International Corp.* (Commercial Services)	1,950	37,713
Park Electrochemical Corp. (Electronics)	450	11,813
Peet’s Coffee & Tea, Inc.* (Beverages)	750	24,525
Perficient, Inc.* (Internet)	1,650	16,022
Pericom Semiconductor Corp.* (Semiconductors)	1,350	11,880
PetMed Express, Inc. (Pharmaceuticals)	1,200	22,116
PetroQuest Energy, Inc.* (Oil & Gas)	1,500	8,160
Phase Forward, Inc.* (Software)	2,250	32,895
Phoenix Technologies, Ltd.* (Software)	1,050	3,308
Pinnacle Entertainment, Inc.* (Entertainment)	1,200	9,792
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	300	14,574
Plexus Corp.* (Electronics)	1,350	45,913
Polaris Industries, Inc. (Leisure Time)	1,800	79,578
PolyOne Corp.* (Chemicals)	2,400	17,880
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	900	41,022
Pre-Paid Legal Services, Inc. (Commercial Services)	300	11,961
Progress Software Corp.* (Software)	1,050	29,536
Prosperity Bancshares, Inc. (Banks)	1,200	48,384
PS Business Parks, Inc. (REIT)	600	28,728
PSS World Medical, Inc.* (Healthcare—Products)	1,650	33,858
Quality Systems, Inc. (Software)	1,050	54,117
Quanex Building Products Corp. (Building Materials)	750	12,060
Radiant Systems, Inc.* (Computers)	1,500	17,325
RadiSys Corp.* (Computers)	600	4,506
RC2 Corp.* (Toys/Games/Hobbies)	450	6,467
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,450	91,977
RehabCare Group, Inc.* (Healthcare—Services)	1,350	39,231
RLI Corp. (Insurance)	300	15,438
Rock-Tenn Co.—Class A (Forest Products & Paper)	1,200	51,228
RTI International Metals, Inc.* (Mining)	900	22,275
Rudolph Technologies, Inc.* (Semiconductors)	750	4,703
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	3,000	87,780
Sanderson Farms, Inc. (Food)	900	42,075
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,600	46,188

Common Stocks, continued
	Shares	Value
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	900	$67,716
SEACOR SMIT, Inc.* (Oil & Gas Services)	600	42,150
Shuffle Master, Inc.* (Entertainment)	2,850	25,336
Sigma Designs, Inc.* (Semiconductors)	1,500	16,665
Signature Bank* (Banks)	2,100	72,618
Skechers U.S.A., Inc.—Class A* (Apparel)	1,200	33,672
Skyworks Solutions, Inc.* (Semiconductors)	9,300	118,017
Smith Corp. (Miscellaneous Manufacturing)	600	25,548
Smith Micro Software, Inc.* (Software)	1,650	12,788
Sonic Automotive, Inc.* (Retail)	750	7,163
Sonic Corp.* (Retail)	3,300	27,819
Sonic Solutions* (Electronics)	900	7,704
Sovran Self Storage, Inc. (REIT)	750	25,425
Spartan Motors, Inc. (Auto Parts & Equipment)	900	5,400
St. Mary Land & Exploration Co. (Oil & Gas)	3,300	105,732
Stamps.com, Inc.* (Internet)	600	5,304
Standard Microsystems Corp.* (Semiconductors)	450	8,978
Stanley, Inc.* (Engineering & Construction)	900	23,562
StarTek, Inc.* (Commercial Services)	300	2,220
Stein Mart, Inc.* (Retail)	750	5,925
Stepan Co. (Chemicals)	300	17,544
Stifel Financial Corp.* (Diversified Financial Services)	1,650	86,295
Stone Energy Corp.* (Oil & Gas)	900	14,346
Stratasys, Inc.* (Computers)	1,050	24,150
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,050	10,941
Superior Well Services, Inc.* (Oil & Gas Services)	1,050	16,622
Supertex, Inc.* (Semiconductors)	300	7,185
SurModics, Inc.* (Healthcare—Products)	900	18,000
Swift Energy Co.* (Oil & Gas)	900	22,554
Sykes Enterprises, Inc.* (Computers)	1,950	46,761
Symmetricom, Inc.* (Telecommunications)	900	4,590
Synaptics, Inc.* (Computers)	1,800	45,558
Taleo Corp.—Class A* (Software)	2,100	42,651
Tanger Factory Outlet Centers, Inc. (REIT)	1,200	45,960
Tekelec* (Telecommunications)	1,500	22,470
Teledyne Technologies, Inc.* (Aerospace/Defense)	900	33,534
TeleTech Holdings, Inc.* (Commercial Services)	1,800	34,272
Tetra Tech, Inc.* (Environmental Control)	3,300	74,712
TETRA Technologies, Inc.* (Oil & Gas Services)	4,050	42,363
Texas Roadhouse, Inc.—Class A* (Retail)	2,700	31,401
The Andersons, Inc. (Agriculture)	1,050	28,329
The Buckle, Inc. (Retail)	1,350	40,959
The Cato Corp.—Class A (Retail)	600	12,270
The Gymboree Corp.* (Apparel)	1,650	64,366
The Knot, Inc.* (Internet)	1,650	15,098
The Men’s Wearhouse, Inc. (Retail)	1,500	30,225
The Navigators Group, Inc.* (Insurance)	300	12,801
Theragenics Corp.* (Pharmaceuticals)	600	798
THQ, Inc.* (Software)	1,200	6,048
Tompkins Financial Corp. (Banks)	150	5,880
Toro Co. (Housewares)	900	35,055
Tower Group, Inc. (Insurance)	2,400	53,040
Tractor Supply Co.* (Retail)	1,350	68,134
TradeStation Group, Inc.* (Diversified Financial Services)	1,800	12,726
TreeHouse Foods, Inc.* (Food)	1,650	63,921
TriQuint Semiconductor, Inc.* (Semiconductors)	8,100	48,600

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Triumph Group, Inc. (Aerospace/Defense)	450	$22,918
True Religion Apparel, Inc.* (Apparel)	1,350	26,068
TrustCo Bank Corp. NY (Banks)	1,500	9,000
TTM Technologies, Inc.* (Electronics)	2,250	23,287
Tyler Technologies, Inc.* (Computers)	1,500	28,095
Ultratech Stepper, Inc.* (Semiconductors)	600	8,184
UMB Financial Corp. (Banks)	900	35,559
UniFirst Corp. (Textiles)	450	22,608
United Online, Inc. (Internet)	1,650	10,428
Universal Electronics, Inc.* (Home Furnishings)	750	17,828
Universal Technical Institute, Inc.* (Commercial Services)	600	11,022
Urstadt Biddle Properties—Class A (REIT)	450	6,746
USA Mobility, Inc. (Telecommunications)	450	4,676
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,950	57,193
Veeco Instruments, Inc.* (Semiconductors)	2,100	66,822
ViaSat, Inc.* (Telecommunications)	1,500	40,995
Vicor Corp.* (Electrical Components & Equipment)	600	5,196
Volcom, Inc.* (Apparel)	900	14,193
Watsco, Inc. (Distribution/Wholesale)	750	35,970
Watts Water Technologies, Inc.—Class A (Electronics)	900	26,037
WD-40 Co. (Household Products/Wares)	450	13,847
Websense, Inc.* (Internet)	2,400	44,472
West Pharmaceutical Services, Inc. (Healthcare—Products)	1,050	38,146
Winnebago Industries, Inc.* (Home Builders)	750	8,963
Wolverine World Wide, Inc. (Apparel)	1,650	43,642
World Acceptance Corp.* (Diversified Financial Services)	900	36,351
Wright Express Corp.* (Commercial Services)	2,100	61,656
Zep, Inc. (Chemicals)	450	9,954
Zoll Medical Corp.* (Healthcare—Products)	1,200	33,408
Zumiez, Inc.* (Retail)	1,050	13,367

TOTAL COMMON STOCKS (Cost $8,245,379)		10,392,742

TOTAL INVESTMENT SECURITIES (Cost $8,245,379)—100.3%		10,392,742
Net other assets (liabilities)—(0.3)%		(31,005)

NET ASSETS—100.0%		$10,361,737

*	Non-income producing security

Small-Cap Growth ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Advertising	$13,833	0.1%
Aerospace/Defense	148,184	1.4%
Agriculture	28,329	0.3%
Airlines	38,400	0.4%

	Value	% of Net Assets
Apparel	$400,616	3.9%
Auto Parts & Equipment	15,242	0.1%
Banks	300,665	2.9%
Beverages	52,035	0.5%
Biotechnology	199,658	1.9%
Building Materials	48,364	0.5%
Chemicals	170,611	1.6%
Commercial Services	736,406	7.1%
Computers	266,073	2.6%
Cosmetics/Personal Care	98,133	0.9%
Distribution/Wholesale	52,953	0.5%
Diversified Financial Services	321,130	3.1%
Electric	20,213	0.2%
Electrical Components & Equipment	77,747	0.8%
Electronics	437,594	4.2%
Engineering & Construction	23,562	0.2%
Entertainment	35,128	0.3%
Environmental Control	132,700	1.3%
Food	190,637	1.8%
Forest Products & Paper	137,693	1.3%
Gas	26,022	0.3%
Hand/Machine Tools	55,530	0.5%
Healthcare—Products	549,968	5.3%
Healthcare—Services	478,052	4.6%
Home Builders	8,963	0.1%
Home Furnishings	57,001	0.5%
Household Products/Wares	16,093	0.2%
Housewares	69,411	0.7%
Insurance	130,456	1.3%
Internet	368,742	3.6%
Leisure Time	110,727	1.1%
Machinery—Diversified	162,364	1.6%
Metal Fabricate/Hardware	47,037	0.5%
Mining	66,982	0.6%
Miscellaneous Manufacturing	132,751	1.3%
Oil & Gas	182,112	1.8%
Oil & Gas Services	461,394	4.5%
Pharmaceuticals	330,706	3.2%
REIT	600,300	5.8%
Real Estate	36,211	0.3%
Retail	883,351	8.5%
Savings & Loans	18,955	0.2%
Semiconductors	614,282	5.9%
Software	593,009	5.7%
Storage/Warehousing	18,968	0.2%
Telecommunications	252,241	2.4%
Textiles	22,608	0.2%
Toys/Games/Hobbies	6,467	0.1%
Transportation	131,184	1.3%
Water	14,949	0.1%
Other**	(31,005)	(0.3)%

Total	$10,361,737	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$10,392,742	$—	$—	$10,392,742

Total Investments Securities	$10,392,742	$—	$—	$10,392,742

See accompanying notes to the financial statements.

PROFUNDS Europe 30 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks† (97.0%)
	Shares	Value
ABB, Ltd. (Engineering & Construction)	8,362	$150,767
ACE, Ltd. (Insurance)	2,368	116,671
Alcon, Inc. (Healthcare—Products)	1,184	184,361
ArcelorMittal (Iron/Steel)	4,810	186,051
AstraZeneca PLC (Pharmaceuticals)	4,070	189,214
Barclays PLC (Banks)	8,066	138,009
BHP Billiton PLC (Mining)	5,846	342,459
BP PLC (Oil & Gas)	5,920	332,230
Covidien PLC (Healthcare—Products)	3,108	157,141
Credit Suisse Group (Diversified Financial Services)	3,626	156,571
Deutsche Bank AG (Banks)	2,220	135,353
Diageo PLC (Beverages)	2,442	164,078
DryShips, Inc.* (Transportation)	12,210	67,155
GlaxoSmithKline PLC (Pharmaceuticals)	6,142	239,599
HSBC Holdings PLC (Banks)	6,660	356,377
Nokia, Corp. (Telecommunications)	10,804	147,907
Novartis AG (Pharmaceuticals)	5,772	308,975
Rio Tinto PLC (Mining)	962	186,647
Royal Dutch Shell PLC—Class A (Oil & Gas)	5,846	323,810
Sanofi-Aventis (Pharmaceuticals)	6,438	236,983
SAP AG (Software)	3,626	164,330
Siemens AG (Miscellaneous Manufacturing)	2,368	211,013
Telefonaktiebolaget LM Ericsson (Telecommunications)	13,986	135,384
Tenaris S.A. (Iron/Steel)	3,700	162,800
Total Fina S.A. (Oil & Gas)	4,736	272,746
Transocean, Ltd.* (Oil & Gas)	1,554	131,686
Tyco International, Ltd. (Miscellaneous Manufacturing)	3,848	136,335
UBS AG* (Diversified Financial Services)	10,064	130,933
Unilever N.V. (Food)	7,622	233,081
Vodafone Group PLC (Telecommunications)	11,766	252,498

TOTAL COMMON STOCKS (Cost $4,089,581)		5,951,164

Repurchase Agreements (2.4%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10, dated 1/29/10, with a repurchase price of $66,000 (Collateralized by $62,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $67,345)	$66,000	66,000
HSBC, 0.04%, 2/1/10, dated 1/29/10, with a repurchase price of $49,000 (Collateralized by $50,000 Federal Home Loan Mortgage Corp., 0.06%‡, 3/25/10, market value $49,995)	49,000	49,000
UBS, 0.04%, 2/1/10, dated 1/29/10, with a repurchase price of $36,000 (Collateralized by $37,000 U.S. Treasury Notes, 1.75%, 3/31/14, market value $36,815)	36,000	36,000

TOTAL REPURCHASE AGREEMENTS (Cost $151,000)		151,000

TOTAL INVESTMENT SECURITIES (Cost $4,240,581)—99.4%		6,102,164
Net other assets (liabilities)—0.6%		34,837

NET ASSETS—100.0%		$6,137,001

†	As of January 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/19/10 (Underlying notional amount at value $160,425)	3	$(2,377)

Europe 30 ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Banks	$629,739	10.3%
Beverages	164,078	2.7%
Diversified Financial Services	287,504	4.7%
Engineering & Construction	150,767	2.4%
Food	233,081	3.8%
Healthcare—Products	341,502	5.6%
Insurance	116,671	1.9%
Iron/Steel	348,851	5.7%
Mining	529,106	8.6%
Miscellaneous Manufacturing	347,348	5.6%
Oil & Gas	1,060,472	17.3%
Pharmaceuticals	974,771	15.9%
Software	164,330	2.7%
Telecommunications	535,789	8.7%
Transportation	67,155	1.1%
Other**	185,837	3.0%

Total	$6,137,001	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of January 31, 2010:

	Value	% of Net Assets
Finland	$147,907	2.4%
France	509,729	8.3%
Germany	510,696	8.3%
Greece	67,155	1.1%
Ireland	157,141	2.6%
Luxembourg	348,851	5.7%
Netherlands	233,081	3.8%
Sweden	135,384	2.2%
Switzerland	1,316,299	21.4%
United Kingdom	2,524,921	41.2%
Other**	185,837	3.0%

Total	$6,137,001	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Europe 30 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$5,951,164	$—	$—	$5,951,164
Repurchase Agreements	—	151,000	—	151,000

Total Investment Securities	5,951,164	151,000	—	6,102,164

Other Financial Instruments^	(2,377)	—	—	(2,377)

Total Investments	$5,948,787	$151,000	$—	$6,099,787

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2010

Common Stocks (73.4%)
	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.4%	4,420	$355,766
Abbott Laboratories (Pharmaceuticals)	0.6%	9,690	512,989
American Express Co. (Diversified Financial Services)	0.4%	7,446	280,416
Amgen, Inc.* (Biotechnology)	0.5%	6,324	369,828
Apple Computer, Inc.* (Computers)	1.3%	5,644	1,084,325
AT&T, Inc. (Telecommunications)	1.2%	37,026	938,979
Bank of America Corp. (Banks)	1.2%	62,356	946,564
Boeing Co. (Aerospace/Defense)	0.3%	4,556	276,094
Chevron Corp. (Oil & Gas)	1.1%	12,580	907,270
Cisco Systems, Inc.* (Telecommunications)	1.0%	36,074	810,583
Citigroup, Inc.* (Diversified Financial Services)	0.5%	122,366	406,255
Coca-Cola Co. (Beverages)	1.0%	14,518	787,601
Comcast Corp.—Class A (Media)	0.4%	17,884	283,104
ConocoPhillips (Oil & Gas)	0.6%	9,282	445,536
CVS Corp. (Retail)	0.4%	8,840	286,151
Exxon Mobil Corp. (Oil & Gas)	2.4%	29,784	1,918,983
General Electric Co. (Miscellaneous Manufacturing)	1.3%	66,810	1,074,305
Google, Inc.—Class A* (Internet)	1.0%	1,496	792,012
Hewlett-Packard Co. (Computers)	0.9%	14,858	699,366
Home Depot, Inc. (Retail)	0.4%	10,642	298,082
Intel Corp. (Semiconductors)	0.8%	34,646	672,132
International Business Machines Corp. (Computers)	1.2%	8,228	1,007,025
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.2%	24,718	962,519
Johnson & Johnson (Healthcare—Products)	1.3%	17,306	1,087,855
McDonald’s Corp. (Retail)	0.5%	6,766	422,401
Medtronic, Inc. (Healthcare—Products)	0.4%	6,936	297,485
Merck & Co., Inc. (Pharmaceuticals)	0.9%	19,142	730,842
Microsoft Corp. (Software)	1.7%	48,450	1,365,321
Occidental Petroleum Corp. (Oil & Gas)	0.5%	5,066	396,870
Oracle Corp. (Software)	0.7%	24,514	565,293
PepsiCo, Inc. (Beverages)	0.7%	9,792	583,799
Pfizer, Inc. (Pharmaceuticals)	1.2%	50,626	944,681
Philip Morris International, Inc. (Commercial Services)	0.7%	11,934	543,116
Procter & Gamble Co. (Cosmetics/Personal Care)	1.4%	18,326	1,127,965

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Qualcomm, Inc. (Telecommunications)	0.5%	10,472	$410,398
Schlumberger, Ltd. (Oil & Gas Services)	0.6%	7,514	476,838
The Goldman Sachs Group, Inc. (Diversified Financial Services)	0.6%	3,196	475,309
U.S. Bancorp (Banks)	0.4%	11,968	300,157
United Parcel Service, Inc.—Class B (Transportation)	0.4%	6,222	359,445
United Technologies Corp. (Aerospace/Defense)	0.5%	5,882	396,917
Verizon Communications, Inc. (Telecommunications)	0.6%	17,816	524,147
Wal-Mart Stores, Inc. (Retail)	0.9%	13,362	713,932
Walt Disney Co. (Media)	0.4%	11,968	353,654
Wells Fargo & Co. (Banks)	1.1%	32,062	911,523
Other Common Stocks	37.3%	1,035,386	30,560,373

TOTAL COMMON STOCKS (Cost $50,151,442)			59,664,206

Repurchase Agreements (37.2%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $13,125,044 (Collateralized by $13,381,000 of various Federal National Mortgage Association Securities, 0.08%‡-6.25%, 4/1/10-2/1/11, market value $13,389,842)	$13,125,000	13,125,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $9,859,033 (Collateralized by $10,060,000 of various U.S. Government Agency Obligations, 0.06%‡-4.15%, 3/25/10-12/17/18, market value $10,057,155)	9,859,000	9,859,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $7,303,024 (Collateralized by $7,486,700 U.S. Treasury Notes, 1.75%, 3/31/14, market value $7,449,267)	7,303,000	7,303,000

TOTAL REPURCHASE AGREEMENTS (Cost $30,287,000)		30,287,000

TOTAL INVESTMENT SECURITIES (Cost $80,438,442)—110.6%		89,951,206
Net other assets (liabilities)—(10.6)%		(8,632,476)

NET ASSETS—100.0%		$81,318,730

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2010

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $16,280,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/19/10 (Underlying notional amount at value $20,641,350)	386	$(207,186)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$1,773,061	$(38,875)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	81,017,380	(1,769,118)

		$(1,807,993)

UltraBull ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Advertising	$87,959	0.1%
Aerospace/Defense	1,376,607	1.7%
Agriculture	766,806	0.9%
Airlines	52,390	0.1%
Apparel	289,739	0.4%
Auto Manufacturers	306,898	0.4%
Auto Parts & Equipment	136,342	0.2%
Banks	3,272,442	4.0%
Beverages	1,583,352	1.9%
Biotechnology	794,917	1.0%
Building Materials	64,986	0.1%
Chemicals	932,214	1.1%
Coal	142,113	0.2%
Commercial Services	1,315,399	1.6%
Computers	3,501,929	4.3%
Cosmetics/Personal Care	1,493,008	1.8%
Distribution/Wholesale	108,131	0.1%
Diversified Financial Services	3,248,939	4.0%
Electric	2,043,681	2.5%
Electrical Components & Equipment	212,042	0.3%
Electronics	312,419	0.4%
Energy—Alternate Sources	30,818	NM

	Value	% of Net Assets
Engineering & Construction	$79,138	0.1%
Entertainment	56,901	0.1%
Environmental Control	178,808	0.2%
Food	1,189,892	1.5%
Forest Products & Paper	176,706	0.2%
Gas	88,669	0.1%
Hand/Machine Tools	62,477	0.1%
Healthcare—Products	2,279,224	2.8%
Healthcare—Services	726,241	0.9%
Holding Companies—Diversified	26,573	NM
Home Builders	56,334	0.1%
Home Furnishings	47,734	0.1%
Household Products/Wares	264,027	0.3%
Housewares	23,530	NM
Insurance	1,509,403	1.9%
Internet	1,595,217	2.0%
Iron/Steel	191,164	0.2%
Leisure Time	123,904	0.2%
Lodging	127,626	0.2%
Machinery—Construction & Mining	202,482	0.3%
Machinery—Diversified	262,580	0.3%
Media	1,582,610	1.9%
Metal Fabricate/Hardware	89,463	0.1%
Mining	393,687	0.5%
Miscellaneous Manufacturing	2,171,253	2.7%
Office/Business Equipment	74,466	0.1%
Oil & Gas	5,472,745	6.7%
Oil & Gas Services	1,018,259	1.3%
Packaging & Containers	114,137	0.1%
Pharmaceuticals	3,772,117	4.6%
Pipelines	251,442	0.3%
REIT	651,914	0.8%
Real Estate	20,492	NM
Retail	3,680,899	4.5%
Savings & Loans	39,253	NM
Semiconductors	1,463,717	1.8%
Software	2,831,857	3.5%
Telecommunications	3,413,714	4.2%
Textiles	20,490	NM
Toys/Games/Hobbies	67,103	0.1%
Transportation	1,192,827	1.5%
Other**	21,654,524	26.6%

Total	$81,318,730	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2010

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$59,664,206	$—	$—	$59,664,206
Repurchase Agreements	—	30,287,000		30,287,000

Total Investment Securities	59,664,206	30,287,000	—	89,951,206

Other Financial Instruments^	(207,186)	(1,807,993)	—	(2,015,179)

Total Investments	$59,457,020	$28,479,007	$—	$87,936,027

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (67.3%)
	Shares	Value
3Com Corp.* (Telecommunications)	7,950	$59,228
99 Cents Only Stores* (Retail)	795	10,367
Aaron’s, Inc. (Commercial Services)	954	26,578
ACI Worldwide, Inc.* (Software)	636	10,182
Acxiom Corp.* (Software)	1,590	24,454
ADC Telecommunications, Inc.* (Telecommunications)	1,908	10,131
ADTRAN, Inc. (Telecommunications)	1,113	23,596
Advance Auto Parts, Inc. (Retail)	1,908	75,271
Advent Software, Inc.* (Software)	318	12,005
Aecom Technology Corp.* (Engineering & Construction)	2,226	60,035
Aeropostale, Inc.* (Retail)	1,272	41,836
Affiliated Managers Group, Inc.* (Diversified Financial Services)	795	48,153
Affymetrix, Inc.* (Biotechnology)	1,431	7,556
AGCO Corp.* (Machinery—Diversified)	1,749	54,062
AGL Resources, Inc. (Gas)	1,431	50,500
AirTran Holdings, Inc.* (Airlines)	2,703	13,028
Alaska Air Group, Inc.* (Airlines)	636	19,932
Albemarle Corp. (Chemicals)	1,749	62,474
Alberto-Culver Co. (Cosmetics/Personal Care)	1,590	45,140
Alexander & Baldwin, Inc. (Transportation)	795	25,400
Alexandria Real Estate Equities, Inc. (REIT)	795	47,485
Alliance Data Systems Corp.* (Commercial Services)	954	56,725
Alliant Energy Corp. (Electric)	2,226	69,451
Alliant Techsystems, Inc.* (Aerospace/Defense)	636	50,225
AMB Property Corp. (REIT)	2,862	68,688
American Eagle Outfitters, Inc. (Retail)	4,134	65,689
American Financial Group, Inc. (Insurance)	1,590	39,448
American Greetings Corp.—Class A (Household Products/Wares)	795	14,692
AmeriCredit Corp.* (Diversified Financial Services)	1,908	40,011
Ametek, Inc. (Electrical Components & Equipment)	2,067	75,322
AnnTaylor Stores Corp.* (Retail)	1,113	13,979
ANSYS, Inc.* (Software)	1,749	73,213
AOL, Inc.* (Internet)	2,067	49,546
Apollo Investment Corp. (Investment Companies)	3,498	36,029
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,272	45,131
Aqua America, Inc. (Water)	2,703	44,843
Arch Coal, Inc. (Coal)	3,180	67,003
Arrow Electronics, Inc.* (Electronics)	2,385	62,654
Arthur J. Gallagher & Co. (Insurance)	2,067	46,611
Ashland, Inc. (Chemicals)	1,431	57,827
Associated Banc-Corp (Banks)	3,021	38,427
Astoria Financial Corp. (Savings & Loans)	1,590	20,988
Atmel Corp.* (Semiconductors)	9,222	42,790
Atmos Energy Corp. (Gas)	1,749	48,307
Atwood Oceanics, Inc.* (Oil & Gas)	1,113	37,308
Avnet, Inc.* (Electronics)	3,021	79,875
BancorpSouth, Inc. (Banks)	1,431	32,741
Bank of Hawaii Corp. (Banks)	954	43,388
Barnes & Noble, Inc. (Retail)	795	13,897
BE Aerospace, Inc.* (Aerospace/Defense)	1,908	42,796
Beckman Coulter, Inc. (Healthcare—Products)	1,272	83,151
Bill Barrett Corp.* (Oil & Gas)	636	19,716
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	318	29,631
BJ’s Wholesale Club, Inc.* (Retail)	1,113	37,608

Common Stocks, continued
	Shares	Value
Black Hills Corp. (Electric)	636	$16,523
Bob Evans Farms, Inc. (Retail)	477	13,313
BorgWarner, Inc.* (Auto Parts & Equipment)	2,226	78,110
Boyd Gaming Corp.* (Lodging)	1,113	8,681
BRE Properties, Inc.—Class A (REIT)	954	30,595
Brink’s Home Security Holdings, Inc.* (Commercial Services)	795	32,595
Brinker International, Inc. (Retail)	2,067	33,733
Broadridge Financial Solutions, Inc. (Software)	2,703	58,709
Brown & Brown, Inc. (Insurance)	2,385	41,976
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	1,431	74,956
Burger King Holdings, Inc. (Retail)	1,749	30,503
Cabot Corp. (Chemicals)	1,272	32,792
Cadence Design Systems, Inc.* (Computers)	5,406	31,409
Camden Property Trust (REIT)	1,272	49,315
Career Education Corp.* (Commercial Services)	1,272	27,666
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,113	37,308
Carmax, Inc.* (Retail)	4,452	91,845
Carpenter Technology Corp. (Iron/Steel)	795	21,306
Cathay Bancorp, Inc. (Banks)	1,113	10,663
Cerner Corp.* (Software)	1,272	96,227
Charles River Laboratories International, Inc.* (Biotechnology)	1,272	46,224
Cheesecake Factory, Inc.* (Retail)	1,113	23,529
Chico’s FAS, Inc.* (Retail)	3,498	44,669
Chipotle Mexican Grill, Inc.—Class A* (Retail)	636	61,349
Church & Dwight, Inc. (Household Products/Wares)	1,431	86,275
Ciena Corp.* (Telecommunications)	1,749	22,300
Cimarex Energy Co. (Oil & Gas)	1,590	78,244
Cincinnati Bell, Inc.* (Telecommunications)	4,134	12,030
City National Corp. (Banks)	795	39,265
Clean Harbors, Inc.* (Environmental Control)	318	18,209
Cleco Corp. (Electric)	1,113	28,849
Coldwater Creek, Inc.* (Retail)	1,113	4,964
Collective Brands, Inc.* (Retail)	1,272	25,033
Commerce Bancshares, Inc. (Banks)	1,431	56,639
Commercial Metals Co. (Metal Fabricate/Hardware)	2,226	30,585
Commscope, Inc.* (Telecommunications)	1,908	51,917
Community Health Systems, Inc.* (Healthcare—Services)	1,749	57,052
Comstock Resources, Inc.* (Oil & Gas)	795	30,997
Con-way, Inc. (Transportation)	954	27,303
Convergys Corp.* (Commercial Services)	2,385	25,520
Copart, Inc.* (Retail)	1,272	42,943
Corinthian Colleges, Inc.* (Commercial Services)	1,749	24,486
Corn Products International, Inc. (Food)	1,431	40,669
Corporate Office Properties Trust (REIT)	1,113	39,723
Corrections Corp. of America* (Commercial Services)	2,226	41,648
Cousins Properties, Inc. (REIT)	1,908	14,615
Covance, Inc.* (Healthcare—Services)	1,272	73,916
Crane Co. (Miscellaneous Manufacturing)	954	29,116
Cree Research, Inc.* (Semiconductors)	2,067	115,566
Cullen/Frost Bankers, Inc. (Banks)	1,113	57,119
Cytec Industries, Inc. (Chemicals)	954	35,594
Deluxe Corp. (Commercial Services)	954	17,754
Dick’s Sporting Goods, Inc.* (Retail)	1,749	39,125
Diebold, Inc. (Computers)	1,272	33,797
Digital River, Inc.* (Internet)	636	15,983

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Dollar Tree, Inc.* (Retail)	1,749	$86,611
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,431	54,721
DPL, Inc. (Electric)	2,385	64,013
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	1,431	55,723
DST Systems, Inc.* (Computers)	795	36,037
Duke-Weeks Realty Corp. (REIT)	4,452	50,397
Dynegy, Inc.—Class A* (Electric)	10,176	16,485
Eaton Vance Corp. (Diversified Financial Services)	2,385	68,712
Edwards Lifesciences Corp.* (Healthcare—Products)	1,113	99,747
Encore Acquisition Co.* (Oil & Gas)	1,113	53,001
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,385	47,962
Energen Corp. (Gas)	1,431	62,892
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,272	70,596
Equinix, Inc.* (Internet)	795	76,503
Equity One, Inc. (REIT)	636	10,653
Essex Property Trust, Inc. (REIT)	477	38,012
Everest Re Group, Ltd. (Insurance)	1,113	95,429
Exterran Holdings, Inc.* (Oil & Gas Services)	1,272	25,796
F5 Networks, Inc.* (Internet)	1,590	78,594
FactSet Research Systems, Inc. (Computers)	795	50,085
Fair Isaac Corp. (Software)	954	20,921
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,385	21,417
Federal Realty Investment Trust (REIT)	1,113	71,655
Federal Signal Corp. (Miscellaneous Manufacturing)	954	6,191
Fidelity National Title Group, Inc.—Class A (Insurance)	4,611	59,482
First American Financial Corp. (Insurance)	1,908	56,420
First Niagara Financial Group, Inc. (Savings & Loans)	3,816	52,394
FirstMerit Corp. (Banks)	1,749	35,837
Flowers Foods, Inc. (Food)	1,431	34,759
Foot Locker, Inc. (Retail)	3,180	35,902
Forest Oil Corp.* (Oil & Gas)	2,226	53,691
Fossil, Inc.* (Household Products/Wares)	954	31,148
Frontier Oil Corp. (Oil & Gas)	2,067	25,755
FTI Consulting, Inc.* (Commercial Services)	954	39,543
Fulton Financial Corp. (Banks)	3,498	32,322
Gartner Group, Inc.* (Commercial Services)	1,113	23,818
GATX Corp. (Trucking & Leasing)	795	20,845
Gen-Probe, Inc.* (Healthcare—Products)	954	40,955
Gentex Corp. (Electronics)	2,703	51,817
Global Payments, Inc. (Software)	1,590	70,755
Graco, Inc. (Machinery—Diversified)	1,113	29,706
Granite Construction, Inc. (Engineering & Construction)	636	19,640
Great Plains Energy, Inc. (Electric)	2,703	48,276
Green Mountain Coffee Roasters, Inc.* (Beverages)	636	53,946
Greif, Inc.—Class A (Packaging & Containers)	636	30,757
GUESS?, Inc. (Apparel)	1,113	44,197
Hanesbrands, Inc.* (Apparel)	1,908	43,827
Hanover Insurance Group, Inc. (Insurance)	954	40,469
Hansen Natural Corp.* (Beverages)	1,431	55,022
Harsco Corp. (Miscellaneous Manufacturing)	1,590	47,318
Harte-Hanks, Inc. (Advertising)	636	6,716

Common Stocks, continued
	Shares	Value
Hawaiian Electric Industries, Inc. (Electric)	1,749	$34,595
HCC Insurance Holdings, Inc. (Insurance)	2,226	60,325
Health Management Associates, Inc.—Class A* (Healthcare—Services)	4,929	32,729
Health Net, Inc.* (Healthcare—Services)	2,067	50,145
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,749	18,557
Helmerich & Payne, Inc. (Oil & Gas)	2,067	86,463
Henry Schein, Inc.* (Healthcare—Products)	1,749	94,533
Herman Miller, Inc. (Office Furnishings)	1,113	18,799
Hewitt Associates, Inc.* (Commercial Services)	1,590	62,773
Highwoods Properties, Inc. (REIT)	1,431	43,231
Hill-Rom Holdings, Inc. (Healthcare—Products)	1,272	29,727
HNI Corp. (Office Furnishings)	795	19,891
Hologic, Inc.* (Healthcare—Products)	5,247	79,072
Horace Mann Educators Corp. (Insurance)	795	9,532
Hospitality Properties Trust (REIT)	2,385	52,756
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,113	47,926
IDACORP, Inc. (Electric)	954	29,908
IDEX Corp. (Machinery—Diversified)	1,590	44,870
IDEXX Laboratories, Inc.* (Healthcare—Products)	1,113	58,421
Immucor, Inc.* (Healthcare—Products)	1,431	26,545
Informatica Corp.* (Software)	1,749	41,434
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	3,339	56,429
Integrated Device Technology, Inc.* (Semiconductors)	3,339	18,932
International Bancshares Corp. (Banks)	954	19,881
International Rectifier Corp.* (Semiconductors)	1,431	25,815
International Speedway Corp. (Entertainment)	477	12,264
Intersil Corp.—Class A (Semiconductors)	2,385	32,126
Itron, Inc.* (Electronics)	795	48,924
ITT Educational Services, Inc.* (Commercial Services)	477	46,207
J. Crew Group, Inc.* (Retail)	1,113	43,641
J.B. Hunt Transport Services, Inc. (Transportation)	1,749	53,624
Jack Henry & Associates, Inc. (Computers)	1,590	34,916
Jefferies Group, Inc.* (Diversified Financial Services)	2,385	60,913
JetBlue Airways Corp.* (Airlines)	4,134	20,422
John Wiley & Sons, Inc. (Media)	795	33,191
Jones Lang LaSalle, Inc. (Real Estate)	795	45,323
Joy Global, Inc. (Machinery—Construction & Mining)	2,067	94,545
Kansas City Southern Industries, Inc.* (Transportation)	1,908	56,668
KB Home (Home Builders)	1,431	21,866
KBR, Inc. (Engineering & Construction)	3,180	59,561
Kennametal, Inc. (Hand/Machine Tools)	1,590	38,923
Kindred Healthcare, Inc.* (Healthcare—Services)	795	13,443
Kinetic Concepts, Inc.* (Healthcare—Products)	1,113	45,956
Kirby Corp.* (Transportation)	954	30,948
Korn/Ferry International* (Commercial Services)	795	11,766
Lam Research Corp.* (Semiconductors)	2,544	83,977
Lamar Advertising Co.* (Advertising)	954	27,284
Lancaster Colony Corp. (Miscellaneous Manufacturing)	318	17,347
Landstar System, Inc. (Transportation)	954	34,621
Lender Processing Services, Inc. (Diversified Financial Services)	1,908	73,954

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Lennox International, Inc. (Building Materials)	954	$36,462
Liberty Property Trust (REIT)	2,226	67,670
Life Time Fitness, Inc.* (Leisure Time)	795	19,040
LifePoint Hospitals, Inc.* (Healthcare—Services)	1,113	33,368
Lincare Holdings, Inc.* (Healthcare—Services)	1,272	46,835
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	795	38,820
LKQ Corp.* (Distribution/Wholesale)	2,862	53,663
Louisiana-Pacific Corp.* (Forest Products & Paper)	2,385	16,957
Lubrizol Corp. (Chemicals)	1,272	93,734
M.D.C. Holdings, Inc. (Home Builders)	636	21,370
Mack-Cali Realty Corp. (REIT)	1,590	51,866
Manpower, Inc. (Commercial Services)	1,590	82,346
ManTech International Corp.—Class A* (Software)	318	15,235
Mariner Energy, Inc.* (Oil & Gas)	2,067	29,868
Martin Marietta Materials (Building Materials)	795	62,948
Masimo Corp.* (Healthcare—Products)	954	26,483
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	477	16,146
MDU Resources Group, Inc. (Electric)	3,816	84,028
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,113	25,721
Mentor Graphics Corp.* (Computers)	1,908	15,302
Mercury General Corp. (Insurance)	636	24,308
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	636	61,991
Micros Systems, Inc.* (Computers)	1,590	45,442
Mine Safety Appliances Co. (Environmental Control)	477	11,491
Minerals Technologies, Inc. (Chemicals)	318	15,200
Mohawk Industries, Inc.* (Textiles)	1,113	46,089
MSC Industrial Direct Co.—Class A (Retail)	795	34,336
MSCI, Inc.—Class A* (Software)	2,067	61,101
National Fuel Gas Co. (Pipelines)	1,590	74,603
National Instruments Corp. (Computers)	1,113	32,711
Nationwide Health Properties, Inc. (REIT)	2,226	73,369
Navigant Consulting Co.* (Commercial Services)	954	12,936
NBTY, Inc.* (Pharmaceuticals)	1,113	49,562
NCR Corp.* (Computers)	3,180	38,065
Netflix, Inc.* (Internet)	795	49,489
NeuStar, Inc.* (Telecommunications)	1,431	32,140
New York Community Bancorp (Savings & Loans)	8,427	126,658
NewAlliance Bancshares, Inc. (Savings & Loans)	2,067	24,060
Newfield Exploration Co.* (Oil & Gas)	2,703	132,285
Nordson Corp. (Machinery—Diversified)	636	35,959
NSTAR (Electric)	2,067	70,981
NV Energy, Inc. (Electric)	4,770	54,950
NVR, Inc.* (Home Builders)	159	108,778
Oceaneering International, Inc.* (Oil & Gas Services)	1,113	60,881
OGE Energy Corp. (Electric)	1,908	69,108
Old Republic International Corp. (Insurance)	4,770	50,514
Olin Corp. (Chemicals)	1,590	26,235
OMEGA Healthcare Investors, Inc. (REIT)	1,590	29,749
Omnicare, Inc. (Pharmaceuticals)	2,385	59,625
ONEOK, Inc. (Gas)	2,067	87,207
Oshkosh Truck Corp. (Auto Manufacturers)	1,749	63,086
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,113	38,087

Common Stocks, continued
	Shares	Value
Overseas Shipholding Group, Inc. (Transportation)	477	$21,279
Owens & Minor, Inc. (Distribution/Wholesale)	795	31,872
Packaging Corp. of America (Packaging & Containers)	2,067	45,577
PacWest Bancorp (Banks)	477	9,898
Palm, Inc.* (Computers)	3,339	34,692
Panera Bread Co.—Class A* (Retail)	636	45,423
Parametric Technology Corp.* (Software)	2,385	39,496
Patriot Coal Corp.* (Coal)	1,431	22,166
Patterson-UTI Energy, Inc. (Oil & Gas)	3,021	46,403
Pentair, Inc. (Miscellaneous Manufacturing)	1,908	58,270
PepsiAmericas, Inc. (Beverages)	1,113	32,333
Perrigo Co. (Pharmaceuticals)	1,590	70,405
PetSmart, Inc. (Retail)	2,385	61,414
Pharmaceutical Product Development, Inc. (Commercial Services)	2,385	55,714
Phillips-Van Heusen Corp. (Apparel)	954	37,483
Plains Exploration & Production Co.* (Oil & Gas)	2,703	90,145
Plantronics, Inc. (Telecommunications)	954	25,205
PNM Resources, Inc. (Electric)	1,749	20,341
Polycom, Inc.* (Telecommunications)	1,590	35,664
Potlatch Corp. (Forest Products & Paper)	795	24,407
Pride International, Inc.* (Oil & Gas)	3,498	103,541
Protective Life Corp. (Insurance)	1,590	26,792
Psychiatric Solutions, Inc.* (Healthcare—Services)	1,113	24,542
Quest Software, Inc.* (Software)	1,272	21,904
Quicksilver Resources, Inc.* (Oil & Gas)	2,385	31,697
Ralcorp Holdings, Inc.* (Food)	1,113	68,783
Raymond James Financial Corp. (Diversified Financial Services)	1,908	48,291
Rayonier, Inc. (Forest Products & Paper)	1,590	66,764
Realty Income Corp. (REIT)	2,067	57,731
Regal-Beloit Corp. (Hand/Machine Tools)	636	30,146
Regency Centers Corp. (REIT)	1,590	53,249
Regis Corp. (Retail)	1,113	17,730
Reinsurance Group of America, Inc. (Insurance)	1,431	69,718
Reliance Steel & Aluminum Co. (Iron/Steel)	1,272	51,821
Rent-A-Center, Inc.* (Commercial Services)	1,272	25,440
ResMed, Inc.* (Healthcare—Products)	1,431	73,181
RF Micro Devices, Inc.* (Telecommunications)	5,406	20,813
Rollins, Inc. (Commercial Services)	795	15,646
Rovi Corp.* (Semiconductors)	2,067	59,674
RPM, Inc. (Chemicals)	2,544	47,573
Ruddick Corp. (Food)	795	22,538
Saks, Inc.* (Retail)	3,180	20,479
Scholastic Corp. (Media)	477	14,262
Scientific Games Corp.—Class A* (Entertainment)	1,272	17,910
SEI Investments Co. (Software)	2,544	45,054
Semtech Corp.* (Semiconductors)	1,113	16,673
Senior Housing Properties Trust (REIT)	2,544	53,042
Sensient Technologies Corp. (Chemicals)	954	24,756
Service Corp. International (Commercial Services)	5,088	39,025
Shaw Group, Inc.* (Engineering & Construction)	1,590	51,341
Silgan Holdings, Inc. (Packaging & Containers)	477	24,732
Silicon Laboratories, Inc.* (Semiconductors)	795	33,581
SL Green Realty Corp. (REIT)	1,431	65,096
Smithfield Foods, Inc.* (Food)	2,862	43,102
Solera Holdings, Inc. (Software)	1,272	42,116

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Sonoco Products Co. (Packaging & Containers)	1,908	$52,966
Sotheby’s (Commercial Services)	1,272	29,561
Southern Union Co. (Gas)	2,385	52,565
SPX Corp. (Miscellaneous Manufacturing)	954	51,936
SRA International, Inc.—Class A* (Computers)	795	13,690
StanCorp Financial Group, Inc. (Insurance)	954	41,003
Steel Dynamics, Inc. (Iron/Steel)	4,293	65,168
STERIS Corp. (Healthcare—Products)	1,113	29,027
Strayer Education, Inc. (Commercial Services)	159	33,037
Superior Energy Services, Inc.* (Oil & Gas Services)	1,590	36,522
SVB Financial Group* (Banks)	795	34,495
Sybase, Inc.* (Software)	1,590	64,665
Syniverse Holdings, Inc.* (Telecommunications)	1,272	21,382
Synopsys, Inc.* (Computers)	2,862	60,875
Synovus Financial Corp. (Banks)	9,699	26,769
TCF Financial Corp. (Banks)	2,226	32,589
Tech Data Corp.* (Distribution/Wholesale)	954	38,876
Techne Corp. (Healthcare—Products)	636	41,734
Teleflex, Inc. (Miscellaneous Manufacturing)	795	45,442
Telephone & Data Systems, Inc. (Telecommunications)	1,908	60,197
Temple-Inland, Inc. (Forest Products & Paper)	2,067	35,904
Terex Corp.* (Machinery—Construction & Mining)	2,067	40,410
Terra Industries, Inc. (Chemicals)	1,908	60,293
The Brink’s Co. (Miscellaneous Manufacturing)	954	22,305
The Corporate Executive Board Co. (Commercial Services)	636	14,717
The Macerich Co. (REIT)	1,936	59,726
The Ryland Group, Inc. (Home Builders)	795	17,697
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	795	31,562
The Timberland Co.—Class A* (Apparel)	795	13,674
The Warnaco Group, Inc.* (Apparel)	795	30,782
Thomas & Betts Corp.* (Electronics)	954	32,207
Thor Industries, Inc. (Home Builders)	636	20,193
Thoratec Corp.* (Healthcare—Products)	1,113	31,554
Tidewater, Inc. (Oil & Gas Services)	954	44,666
Timken Co. (Metal Fabricate/Hardware)	1,590	35,632
Toll Brothers, Inc.* (Home Builders)	2,703	49,924
Tootsie Roll Industries, Inc. (Food)	477	12,416
Towers Watson & Co.—Class A (Commercial Services)	795	34,686
Trimble Navigation, Ltd.* (Electronics)	2,385	54,593
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,590	24,868
Trustmark Corp. (Banks)	1,113	25,376
Tupperware Corp. (Household Products/Wares)	1,272	54,009
tw telecom, Inc.* (Telecommunications)	2,862	44,103
UDR, Inc. (REIT)	3,021	47,007
UGI Corp. (Gas)	2,067	50,662
Under Armour, Inc.—Class A* (Retail)	636	16,154
Unit Corp.* (Oil & Gas)	795	36,204
United Rentals, Inc.* (Commercial Services)	1,113	8,915
United Therapeutics Corp.* (Pharmaceuticals)	954	56,830
Unitrin, Inc. (Insurance)	954	20,702
Universal Corp. (Agriculture)	477	21,651
Universal Health Services, Inc.—Class B (Healthcare—Services)	1,908	55,637
Urban Outfitters, Inc.* (Retail)	2,544	80,314

Common Stocks, continued
	Shares	Value
URS Corp.* (Engineering & Construction)	1,590	$71,359
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,272	42,574
Valley National Bancorp (Banks)	2,862	39,353
Valmont Industries, Inc. (Metal Fabricate/Hardware)	318	22,088
Valspar Corp. (Chemicals)	1,908	50,524
ValueClick, Inc.* (Internet)	1,590	14,708
Varian, Inc.* (Electronics)	477	24,594
VCA Antech, Inc.* (Pharmaceuticals)	1,590	40,370
Vectren Corp. (Gas)	1,590	37,015
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,816	146,534
Vishay Intertechnology, Inc.* (Electronics)	3,657	27,574
W.R. Berkley Corp. (Insurance)	2,703	65,764
Wabtec Corp. (Machinery—Diversified)	954	36,567
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,590	49,815
Washington Federal, Inc. (Savings & Loans)	2,226	41,515
Waste Connections, Inc.* (Environmental Control)	1,590	51,150
Webster Financial Corp. (Banks)	1,272	19,678
Weingarten Realty Investors (REIT)	2,067	38,591
WellCare Health Plans, Inc.* (Healthcare—Services)	795	24,788
Wendy’s/Arby’s Group, Inc.—Class A (Retail—Restaurants)	7,314	33,718
Werner Enterprises, Inc. (Transportation)	795	15,725
Westamerica Bancorp (Banks)	477	26,512
Westar Energy, Inc. (Electric)	2,067	44,089
WGL Holdings, Inc. (Gas)	954	30,270
Williams Sonoma, Inc. (Retail)	2,067	39,232
Wilmington Trust Corp. (Banks)	1,272	16,689
WMS Industries, Inc.* (Leisure Time)	954	35,374
Woodward Governor Co. (Electronics)	1,113	28,304
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,113	16,105
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	1,113	29,049

TOTAL COMMON STOCKS (Cost $11,441,590)		16,892,812

Repurchase Agreements (69.9%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $7,616,025 (Collateralized by $7,740,000 of various U.S. Government Agency Obligations, 0.14%‡-6.25%, 3/5/10-2/1/11, market value $7,770,835)	$7,616,000	7,616,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $5,718,019 (Collateralized by $5,783,000 of various U.S. Government Agency Obligations, 0.06%‡-4.15%, 3/25/10-12/17/18, market value $5,833,675)	5,718,000	5,718,000

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements, continued
	Principal Amount	Value
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $4,235,014 (Collateralized by $4,341,500 U.S. Treasury Notes, 1.75%, 3/31/14, market value $4,319,793)	$4,235,000	$4,235,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,569,000)		17,569,000

TOTAL INVESTMENT SECURITIES (Cost $29,010,590)—137.2%		34,461,812
Net other assets (liabilities)—(37.2)%		(9,341,022)

NET ASSETS—100.0%		$25,120,790

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $6,632,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 3/19/10 (Underlying notional amount at value $1,051,200)	15	$10,766
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$5,317,223	$(144,213)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	27,700,086	(766,160)

		$(910,373)

UltraMid-Cap ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Advertising	$34,000	0.1%
Aerospace/Defense	93,021	0.4%
Agriculture	21,651	0.1%
Airlines	53,382	0.2%
Apparel	169,963	0.7%
Auto Manufacturers	63,086	0.3%
Auto Parts & Equipment	78,110	0.3%
Banks	597,641	2.4%
Beverages	141,301	0.6%
Biotechnology	229,945	0.9%
Building Materials	99,410	0.4%

	Value	% of Net Assets
Chemicals	$507,002	2.0%
Coal	89,169	0.4%
Commercial Services	789,102	3.1%
Computers	427,021	1.7%
Cosmetics/Personal Care	45,140	0.2%
Distribution/Wholesale	180,840	0.7%
Diversified Financial Services	389,849	1.6%
Electric	651,597	2.6%
Electrical Components & Equipment	255,835	1.0%
Electronics	410,542	1.6%
Engineering & Construction	261,936	1.0%
Entertainment	85,897	0.3%
Environmental Control	80,850	0.3%
Food	222,267	0.9%
Forest Products & Paper	144,032	0.6%
Gas	419,418	1.7%
Hand/Machine Tools	107,889	0.4%
Healthcare—Products	760,086	3.0%
Healthcare—Services	412,455	1.6%
Home Builders	239,828	1.0%
Household Products/Wares	217,686	0.9%
Insurance	748,493	3.0%
Internet	284,823	1.1%
Investment Companies	36,029	0.1%
Iron/Steel	138,295	0.6%
Leisure Time	54,414	0.2%
Lodging	8,681	NM
Machinery—Construction & Mining	209,911	0.8%
Machinery—Diversified	230,213	0.9%
Media	47,453	0.2%
Metal Fabricate/Hardware	104,410	0.4%
Miscellaneous Manufacturing	456,099	1.8%
Office Furnishings	38,690	0.2%
Oil & Gas	855,318	3.4%
Oil & Gas Services	186,422	0.7%
Packaging & Containers	154,032	0.6%
Pharmaceuticals	431,136	1.7%
Pipelines	74,603	0.3%
REIT	1,114,221	4.4%
Real Estate	45,323	0.2%
Retail	1,150,889	4.6%
Retail—Restaurants	33,718	0.1%
Savings & Loans	265,615	1.1%
Semiconductors	450,551	1.8%
Software	697,471	2.8%
Telecommunications	418,706	1.7%
Textiles	46,089	0.2%
Transportation	265,568	1.1%
Trucking & Leasing	20,845	0.1%
Water	44,843	0.2%
Other**	8,227,978	32.7%

Total	$25,120,790	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$16,892,812	$—	$—	$16,892,812
Repurchase Agreements	—	17,569,000	—	17,569,000

Total Investment Securities	16,892,812	17,569,000	—	34,461,812

Other Financial Instruments^	10,766	(910,373)	—	(899,607)

Total Investments	$16,903,578	$16,658,627	$—	$33,562,205

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2010

Common Stocks (45.4%)
	Percentage of Net Assets	Shares	Value
3Com Corp.* (Telecommunications)	0.2%	8,064	$60,077
Acuity Brands, Inc. (Miscellaneous Manufacturing)	0.1%	1,152	41,219
Apollo Investment Corp. (Investment Companies)	0.1%	3,968	40,870
Arena Resources, Inc.* (Oil & Gas)	0.1%	1,152	44,168
Atheros Communications* (Telecommunications)	0.1%	1,408	45,155
Bally Technologies, Inc.* (Entertainment)	0.1%	1,152	45,700
Bill Barrett Corp.* (Oil & Gas)	0.1%	1,280	39,680
Brigham Exploration Co.* (Oil & Gas)	0.1%	3,072	40,059
Domtar Corp.* (Forest Products & Paper)	0.1%	1,152	55,953
Drill-Quip, Inc.* (Oil & Gas Services)	0.1%	768	40,312
Eastman Kodak Co.* (Miscellaneous Manufacturing)	0.1%	7,040	42,592
Entertainment Properties Trust (REIT)	0.1%	1,152	40,216
Equity Lifestyle Properties, Inc. (REIT)	0.1%	896	43,295
Highwoods Properties, Inc. (REIT)	0.1%	1,536	46,403
Home Properties, Inc. (REIT)	0.1%	1,024	45,394
Human Genome Sciences, Inc.* (Biotechnology)	0.2%	3,200	84,704
Informatica Corp.* (Software)	0.1%	1,920	45,485
Jack Henry & Associates, Inc. (Computers)	0.1%	2,048	44,974
Key Energy Services, Inc.* (Oil & Gas Services)	0.1%	4,096	39,608
Live Nation, Inc.* (Commercial Services)	0.1%	4,763	54,632
Montpelier Re Holdings, Ltd. (Insurance)	0.1%	2,944	49,724
Nicor, Inc. (Gas)	0.1%	1,152	46,679
Nordson Corp. (Machinery—Diversified)	0.1%	768	43,423
OMEGA Healthcare Investors, Inc. (REIT)	0.1%	2,688	50,292
Parametric Technology Corp.* (Software)	0.1%	2,688	44,513
Piedmont Natural Gas Co., Inc. (Gas)	0.1%	1,664	42,715
Platinum Underwriters Holdings, Ltd. (Insurance)	0.1%	1,152	41,771
Polycom, Inc.* (Telecommunications)	0.1%	1,792	40,195
ProAssurance Corp.* (Insurance)	0.1%	896	45,481
Progress Software Corp.* (Software)	0.1%	1,408	39,607
Prosperity Bancshares, Inc. (Banks)	0.1%	1,024	41,288

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Regal-Beloit Corp. (Hand/Machine Tools)	0.2%	1,408	$66,739
Rosetta Resources, Inc.* (Oil & Gas)	0.1%	2,048	42,107
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	0.1%	1,536	44,943
Skyworks Solutions, Inc.* (Semiconductors)	0.1%	3,456	43,857
Solera Holdings, Inc. (Software)	0.1%	1,408	46,619
Southwest Gas Corp. (Gas)	0.1%	1,536	42,501
The Warnaco Group, Inc.* (Apparel)	0.1%	1,024	39,649
Tibco Software, Inc.* (Internet)	0.1%	4,480	40,141
Tupperware Corp. (Household Products/Wares)	0.1%	1,280	54,349
UAL Corp.* (Airlines)	0.1%	3,840	46,963
W.R. Grace & Co.* (Chemicals)	0.1%	1,664	39,736
WGL Holdings, Inc. (Gas)	0.1%	1,280	40,614
Wolverine World Wide, Inc. (Apparel)	0.1%	1,536	40,627
Other Common Stocks	40.7%	1,100,840	15,348,796

TOTAL COMMON STOCKS (Cost $13,027,333)			17,363,825

Repurchase Agreements (70.0%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $11,594,039 (Collateralized by $11,700,000 of various U.S. Government Agency Obligations, 0.08%‡-6.25%, 3/5/10-2/1/11, market value $11,827,140)	$11,594,000	$11,594,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $8,709,029 (Collateralized by $8,799,000 of various U.S. Government Agency Obligations, 0.06%‡-4.15%, 3/25/10-12/17/18, market value $8,885,535)	8,709,000	8,709,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $6,450,022 (Collateralized by $6,612,300 U.S. Treasury Notes, 1.75%, 3/31/14, market value $6,579,239)	6,450,000	6,450,000

TOTAL REPURCHASE AGREEMENTS (Cost $26,753,000)		26,753,000

TOTAL INVESTMENT SECURITIES (Cost $39,780,333)—115.4%		44,116,825
Net other assets (liabilities)—(15.4)%		(5,897,457)

NET ASSETS—100.0%		$38,219,368

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2010

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $9,960,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Futures Contract expiring 3/19/10 (Underlying notional amount at value $12,362,060)	206	$(396,885)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$27,987,173	$(668,250)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	19,054,450	(515,552)

		$(1,183,802)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Advertising	$34,663	0.1%
Aerospace/Defense	282,477	0.7%
Aerospace/Defense Equipment	28,160	0.1%
Agriculture	13,814	NM
Airlines	168,428	0.4%
Apparel	387,989	1.0%
Auto Manufacturers	7,818	NM
Auto Parts & Equipment	124,129	0.3%
Banks	1,220,921	3.2%
Biotechnology	390,917	1.0%
Building Materials	135,785	0.4%
Chemicals	399,248	1.1%
Coal	14,022	NM
Commercial Services	1,164,196	3.1%
Computers	349,307	0.9%
Cosmetics/Personal Care	56,487	0.2%
Distribution/Wholesale	155,166	0.4%
Diversified Financial Services	275,584	0.7%
Electric	179,379	0.5%
Electrical Components & Equipment	157,690	0.4%

	Value	% of Net Assets
Electronics	$508,420	1.3%
Energy—Alternate Sources	13,352	NM
Engineering & Construction	106,657	0.3%
Entertainment	129,481	0.3%
Environmental Control	126,900	0.3%
Food	269,181	0.7%
Forest Products & Paper	258,907	0.7%
Gas	230,593	0.6%
Hand/Machine Tools	124,811	0.3%
Healthcare—Products	819,489	2.2%
Healthcare—Services	341,762	0.9%
Home Builders	50,134	0.1%
Home Furnishings	59,013	0.2%
Household Products/Wares	203,581	0.5%
Housewares	29,317	0.1%
Insurance	640,100	1.7%
Internet	489,618	1.3%
Investment Companies	97,910	0.3%
Leisure Time	66,041	0.2%
Lodging	38,779	0.1%
Machinery—Construction & Mining	15,930	NM
Machinery—Diversified	207,270	0.5%
Media	49,240	0.1%
Metal Fabricate/Hardware	170,352	0.5%
Mining	145,361	0.4%
Miscellaneous Manufacturing	469,345	1.2%
Office Furnishings	36,238	0.1%
Oil & Gas	570,680	1.5%
Oil & Gas Services	313,579	0.8%
Packaging & Containers	12,547	NM
Pharmaceuticals	469,791	1.2%
REIT	1,029,426	2.7%
Real Estate	19,016	0.1%
Retail	1,040,899	2.7%
Savings & Loans	126,538	0.3%
Semiconductors	523,798	1.4%
Software	778,279	2.0%
Storage/Warehousing	19,782	0.1%
Telecommunications	819,872	2.2%
Toys/Games/Hobbies	22,845	0.1%
Transportation	280,298	0.7%
Trucking & Leasing	15,825	NM
Water	76,688	0.2%
Other**	20,855,543	54.6%

Total	$38,219,368	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2010

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$17,363,825	$—	$—	$17,363,825
Repurchase Agreements	—	26,753,000	—	26,753,000

Total Investment Securities	17,363,825	26,753,000	—	44,116,825

Other Financial Instruments^	(396,885)	(1,183,802)	—	(1,580,687)

Total Investments	$16,966,940	$25,569,198	$—	$42,536,138

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraDow 30 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (59.4%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	9,916	$798,139
Alcoa, Inc. (Mining)	9,916	126,231
American Express Co. (Diversified Financial Services)	9,916	373,436
AT&T, Inc. (Telecommunications)	9,916	251,470
Bank of America Corp. (Banks)	9,916	150,525
Boeing Co. (Aerospace/Defense)	9,916	600,910
Caterpillar, Inc. (Machinery—Construction & Mining)	9,916	518,012
Chevron Corp. (Oil & Gas)	9,916	715,142
Cisco Systems, Inc.* (Telecommunications)	9,916	222,812
Coca-Cola Co. (Beverages)	9,916	537,943
E.I. du Pont de Nemours & Co. (Chemicals)	9,916	323,361
Exxon Mobil Corp. (Oil & Gas)	9,916	638,888
General Electric Co. (Miscellaneous Manufacturing)	9,916	159,449
Hewlett-Packard Co. (Computers)	9,916	466,746
Home Depot, Inc. (Retail)	9,916	277,747
Intel Corp. (Semiconductors)	9,916	192,370
International Business Machines Corp. (Computers)	9,916	1,213,619
J.P. Morgan Chase & Co. (Diversified Financial Services)	9,916	386,129
Johnson & Johnson (Healthcare—Products)	9,916	623,320
Kraft Foods, Inc. (Food)	9,916	274,276
McDonald’s Corp. (Retail)	9,916	619,056
Merck & Co., Inc. (Pharmaceuticals)	9,916	378,593
Microsoft Corp. (Software)	9,916	279,433
Pfizer, Inc. (Pharmaceuticals)	9,916	185,032
Procter & Gamble Co. (Cosmetics/Personal Care)	9,916	610,330
The Travelers Cos., Inc. (Insurance)	9,916	502,444
United Technologies Corp. (Aerospace/Defense)	9,916	669,132
Verizon Communications, Inc. (Telecommunications)	9,916	291,729
Wal-Mart Stores, Inc. (Retail)	9,916	529,812
Walt Disney Co. (Media)	9,916	293,018

TOTAL COMMON STOCKS (Cost $9,864,914)		13,209,104

Repurchase Agreements (79.4%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $7,657,026 (Collateralized by $7,704,000 of various U.S. Government Agency Obligations, 0.14%‡-6.25%, 3/5/10-2/1/11, market value $7,812,034)	$7,657,000	7,657,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $5,752,019 (Collateralized by $5,709,000 Federal National Mortgage Association, 3.50%, 8/25/14, market value $5,868,574)	5,752,000	5,752,000

Repurchase Agreements, continued
	Principal Amount	Value
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $4,260,014 (Collateralized by $4,367,200 U.S. Treasury Notes, 1.75%, 3/31/14, market value $4,345,364)	$4,260,000	$4,260,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,669,000)		17,669,000

TOTAL INVESTMENT SECURITIES (Cost $27,533,914)—138.8%		30,878,104
Net other assets (liabilities)—(38.8)%		(8,628,614)

NET ASSETS—100.0%		$22,249,490

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $7,600,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring 3/19/10 (Underlying notional amount at value $2,302,530)	46	$(96,004)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$8,405,577	$(307,474)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	20,484,749	(364,995)

		$(672,469)

UltraDow 30 ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Aerospace/Defense	$1,270,042	5.7%
Banks	150,525	0.7%
Beverages	537,943	2.4%
Chemicals	323,361	1.5%
Computers	1,680,365	7.6%
Cosmetics/Personal Care	610,330	2.7%
Diversified Financial Services	759,565	3.4%
Food	274,276	1.2%
Healthcare—Products	623,320	2.8%
Insurance	502,444	2.3%
Machinery—Construction & Mining	518,012	2.3%
Media	293,018	1.3%

See accompanying notes to the financial statements.

PROFUNDS UltraDow 30 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

	Value	% of Net Assets
Mining	$126,231	0.6%
Miscellaneous Manufacturing	957,588	4.3%
Oil & Gas	1,354,030	6.1%
Pharmaceuticals	563,625	2.5%
Retail	1,426,615	6.4%
Semiconductors	192,370	0.9%
Software	279,433	1.3%
Telecommunications	766,011	3.4%
Other**	9,040,386	40.6%

Total	$22,249,490	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$13,209,104	$—	$—	$13,209,104
Repurchase Agreements	—	17,669,000	—	17,669,000

Total Investment Securities	13,209,104	17,669,000	—	30,878,104

Other Financial Instruments^	(96,004)	(672,469)	—	(768,473)

Total Investments	$13,113,100	$16,996,531	$—	$30,109,631

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraNASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (63.9%)
	Shares	Value
Activision Blizzard, Inc.* (Software)	58,447	$593,822
Adobe Systems, Inc.* (Software)	26,586	858,728
Altera Corp. (Semiconductors)	21,522	458,849
Amazon.com, Inc.* (Internet)	14,770	1,852,306
Amgen, Inc.* (Biotechnology)	24,476	1,431,356
Apollo Group, Inc.—Class A* (Commercial Services)	8,018	485,811
Apple Computer, Inc.* (Computers)	64,777	12,444,957
Applied Materials, Inc. (Semiconductors)	35,659	434,327
Autodesk, Inc.* (Software)	12,449	296,162
Automatic Data Processing, Inc. (Software)	18,357	748,782
Baidu, Inc.ADR* (Internet)	1,477	608,096
Bed Bath & Beyond, Inc.* (Retail)	18,146	702,250
Biogen Idec, Inc.* (Biotechnology)	16,458	884,453
BMC Software, Inc.* (Software)	10,972	423,958
Broadcom Corp.—Class A* (Semiconductors)	20,467	546,878
C.H. Robinson Worldwide, Inc. (Transportation)	8,651	489,906
CA, Inc. (Software)	25,953	572,004
Celgene Corp.* (Biotechnology)	24,054	1,365,786
Cephalon, Inc.* (Pharmaceuticals)	3,798	242,464
Cerner Corp.* (Software)	4,220	319,243
Check Point Software Technologies, Ltd.* (Internet)	10,550	337,389
Cintas Corp. (Textiles)	9,495	238,419
Cisco Systems, Inc.* (Telecommunications)	106,133	2,384,809
Citrix Systems, Inc.* (Software)	11,183	464,654
Cognizant Technology Solutions Corp.* (Computers)	14,770	644,858
Comcast Corp.—Class A (Media)	74,483	1,179,066
Costco Wholesale Corp. (Retail)	11,816	678,593
Dell, Inc.* (Computers)	37,136	479,054
DENTSPLY International, Inc. (Healthcare—Products)	7,596	254,694
DIRECTV—Class A* (Media)	35,870	1,088,655
DISH Network Corp.—Class A (Media)	11,183	204,202
eBay, Inc.* (Internet)	49,796	1,146,304
Electronic Arts, Inc.* (Software)	16,880	274,806
Expedia, Inc.* (Internet)	14,770	316,226
Expeditors International of Washington, Inc. (Transportation)	10,761	366,950
Express Scripts, Inc.* (Pharmaceuticals)	12,660	1,061,668
Fastenal Co. (Distribution/Wholesale)	7,385	306,330
First Solar, Inc.* (Energy—Alternate Sources)	3,798	430,313
Fiserv, Inc.* (Software)	9,917	446,662
Flextronics International, Ltd.* (Electronics)	45,576	288,952
FLIR Systems, Inc.* (Electronics)	8,229	243,414
Foster Wheeler AG* (Engineering & Construction)	6,752	188,921
Garmin, Ltd. (Electronics)	9,706	313,601
Genzyme Corp.* (Biotechnology)	17,513	950,255
Gilead Sciences, Inc.* (Pharmaceuticals)	45,787	2,210,138
Google, Inc.—Class A* (Internet)	7,596	4,021,474
Henry Schein, Inc.* (Healthcare—Products)	4,642	250,900
Hologic, Inc.* (Healthcare—Products)	13,926	209,865
Illumina, Inc.* (Biotechnology)	6,541	239,989
Infosys Technologies, Ltd.ADR (Software)	5,697	295,731
Intel Corp. (Semiconductors)	99,803	1,936,178
Intuit, Inc.* (Software)	20,678	612,276
Intuitive Surgical, Inc.* (Healthcare—Products)	1,899	622,986

Common Stocks, continued
	Shares	Value
J.B. Hunt Transport Services, Inc. (Transportation)	6,541	$200,547
Joy Global, Inc. (Machinery—Construction & Mining)	5,275	241,279
KLA-Tencor Corp. (Semiconductors)	10,761	303,460
Lam Research Corp.* (Semiconductors)	6,752	222,884
Liberty Media Holding Corp.—Interactive Series A* (Internet)	28,274	293,484
Life Technologies Corp.* (Biotechnology)	9,284	461,508
Linear Technology Corp. (Semiconductors)	15,403	402,018
Logitech International S.A.GDR* (Computers)	8,862	148,350
Marvell Technology Group, Ltd.* (Semiconductors)	30,595	533,271
Mattel, Inc. (Toys/Games/Hobbies)	21,311	420,253
Maxim Integrated Products, Inc. (Semiconductors)	15,403	269,244
Microchip Technology, Inc. (Semiconductors)	7,807	201,499
Microsoft Corp. (Software)	157,828	4,447,593
Millicom International Cellular S.A. (Telecommunications)	5,486	391,262
Mylan Laboratories, Inc.* (Pharmaceuticals)	16,458	300,029
NetApp, Inc.* (Computers)	18,146	528,593
News Corp.—Class A (Media)	73,428	925,927
NII Holdings, Inc.—Class B* (Telecommunications)	8,440	276,326
NVIDIA Corp.* (Semiconductors)	28,063	431,890
O’Reilly Automotive, Inc.* (Retail)	6,963	263,201
Oracle Corp. (Software)	107,821	2,486,352
PACCAR, Inc. (Auto Manufacturers)	21,100	760,233
Patterson Cos., Inc.* (Healthcare—Products)	6,119	174,759
Paychex, Inc. (Commercial Services)	17,724	513,819
Priceline.com, Inc.* (Internet)	2,321	453,407
QIAGEN N.V.* (Biotechnology)	12,027	261,708
Qualcomm, Inc. (Telecommunications)	104,023	4,076,661
Research In Motion, Ltd.* (Computers)	29,329	1,846,554
Ross Stores, Inc. (Retail)	6,541	300,428
Rovi Corp.* (Semiconductors)	609	17,582
SanDisk Corp.* (Computers)	12,027	305,726
Seagate Technology (Computers)	25,531	427,134
Sears Holdings Corp.* (Retail)	6,330	590,462
Sigma-Aldrich Corp. (Chemicals)	6,119	292,794
Staples, Inc. (Retail)	25,109	589,057
Starbucks Corp.* (Retail)	53,172	1,158,618
Stericycle, Inc.* (Environmental Control)	4,642	245,701
Symantec Corp.* (Internet)	43,677	740,325
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	38,613	2,190,129
Urban Outfitters, Inc.* (Retail)	8,651	273,112
VeriSign, Inc.* (Internet)	9,284	212,696
Vertex Pharmaceuticals, Inc.* (Biotechnology)	10,128	388,915
Virgin Media, Inc. (Telecommunications)	17,302	245,515
Vodafone Group PLCADR (Telecommunications)	30,173	647,513
Warner Chilcott PLC—Class A* (Pharmaceuticals)	13,293	363,298
Wynn Resorts, Ltd. (Lodging)	6,963	430,870
Xilinx, Inc. (Semiconductors)	18,990	447,784
Yahoo!, Inc.* (Internet)	34,815	522,573

TOTAL COMMON STOCKS (Cost $44,879,090)		82,674,813

See accompanying notes to the financial statements.

PROFUNDS UltraNASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (49.9%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $27,978,093 (Collateralized by $28,501,000 of various Federal National Mortgage Association Securities, 0.08%‡-6.25%, 4/1/10-2/1/11, market value $28,539,597)	$27,978,000	$27,978,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $21,019,070 (Collateralized by $21,447,000 of various U.S. Government Agency Obligations, 0.06%‡-4.15%, 3/25/10-12/17/18, market value $21,440,869)	21,019,000	21,019,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $15,570,052 (Collateralized by $15,961,400 U.S. Treasury Notes, 1.75%, 3/31/14, market value $15,881,593)	15,570,000	15,570,000

TOTAL REPURCHASE AGREEMENTS (Cost $64,567,000)		64,567,000

TOTAL INVESTMENT SECURITIES (Cost $109,446,090)—113.8%		147,241,813
Net other assets (liabilities)—(13.8)%		(17,864,527)

NET ASSETS—100.0%		$129,377,286

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $34,997,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

ADR American Depositary Receipt

GDR Global Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 3/19/10 (Underlying notional amount at value $9,526,980)	274	$(173,730)

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$83,603,176	$(3,980,339)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	83,289,204	(3,722,114)

		$(7,702,453)

UltraNASDAQ-100 ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Auto Manufacturers	$760,233	0.6%
Biotechnology	5,983,970	4.6%
Chemicals	292,794	0.2%
Commercial Services	999,630	0.8%
Computers	16,825,226	13.0%
Distribution/Wholesale	306,330	0.3%
Electronics	845,967	0.7%
Energy—Alternate Sources	430,313	0.3%
Engineering & Construction	188,921	0.2%
Environmental Control	245,701	0.2%
Healthcare—Products	1,513,204	1.2%
Internet	10,504,280	8.1%
Lodging	430,870	0.3%
Machinery—Construction & Mining	241,279	0.2%
Media	3,397,850	2.6%
Pharmaceuticals	6,367,726	4.9%
Retail	4,555,721	3.5%
Semiconductors	6,205,864	4.8%
Software	12,840,773	9.9%
Telecommunications	8,022,086	6.2%
Textiles	238,419	0.2%
Toys/Games/Hobbies	420,253	0.3%
Transportation	1,057,403	0.8%
Other**	46,702,473	36.1%

Total	$129,377,286	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS UltraNASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$82,674,813	$—	$—	$82,674,813
Repurchase Agreements	—	64,567,000	—	64,567,000

Total Investment Securities	82,674,813	64,567,000	—	147,241,813

Other Financial Instruments^	(173,730)	(7,702,453)	—	(7,876,183)

Total Investments	$82,501,083	$56,864,547	$—	$139,365,630

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraInternational ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (103.5%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $7,232,024 (Collateralized by $7,197,000 of various U.S. Government Agency Obligations, 0.14%‡-6.25%, 3/5/10-2/1/11, market value $7,378,581)	$7,232,000	$7,232,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $5,431,018 (Collateralized by $5,504,000 of various U.S. Government Agency Obligations, 0.06%‡-4.15%, 3/25/10-12/17/18, market value $5,540,728)	5,431,000	5,431,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $4,023,013 (Collateralized by $4,124,200 U.S. Treasury Notes, 1.75%, 3/31/14, market value $4,103,579)	4,023,000	4,023,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,686,000)		16,686,000

TOTAL INVESTMENT SECURITIES (Cost $16,686,000)—103.5%		16,686,000
Net other assets (liabilities)—(3.5)%		(558,655)

NET ASSETS—100.0%		$16,127,345

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $5,190,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Futures Contract expiring 3/19/10 (Underlying notional amount at value $4,027,860)	54	$(194,049)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$5,243,181	$(155,675)
Equity Index Swap Agreement with UBS AG, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	22,952,913	(676,304)

		$(831,979)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$—	$16,686,000	$—	$16,686,000

Total Investment Securities	—	16,686,000	—	16,686,000

Other Financial Instruments^	(194,049)	(831,979)	—	(1,026,028)

Total Investments	$(194,049)	$15,854,021	$—	$15,659,972

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraEmerging Markets ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks† (67.5%)
	Shares	Value
America Movil S.A.B. de C.V.^ (Telecommunications)	55,825	$2,436,761
AngloGold Ashanti, Ltd. (Mining)	26,825	957,384
AU Optronics Corp. (Electronics)	59,450	650,383
Baidu, Inc.* (Internet)	725	298,490
Banco Bradesco S.A. (Banks)	127,829	2,116,855
Banco Santander Brasil S.A. (Banks)	42,050	506,282
BRF-Brazil Foods S.A. (Food)	12,325	592,709
Cemex S.A.B. de C.V.* (Building Materials)	70,325	646,287
China Life Insurance Co., Ltd. (Insurance)	34,800	2,298,192
China Mobile, Ltd. (Telecommunications)	62,350	2,927,332
China Petroleum and Chemical Corp. (Oil & Gas)	12,325	957,529
China Telecom Corp., Ltd. (Telecommunications)	10,150	416,455
China Unicom, Ltd. (Telecommunications)	94,975	1,063,720
Chunghwa Telecom Co., Ltd.(a) (Telecommunications)	34,771	659,955
CNOOC, Ltd. (Oil & Gas)	11,600	1,622,028
Companhia de Bebidas das Americas (AmBev) (Beverages)	11,600	1,073,696
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	26,100	435,087
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	30,450	886,704
Companhia Vale Do Rio Doce (Mining)	97,875	2,524,196
Compania de Minas Buenaventura S.A. (Mining)	11,600	365,168
Ecopetrol S.A. (Oil & Gas)	15,225	370,881
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	7,975	406,326
Enersis S.A. (Electric)	19,575	449,442
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	15,950	672,452
Gerdau S.A. (Iron/Steel)	49,300	663,085
Gold Fields, Ltd. (Mining)	49,300	563,006
Grupo Televisa S.A. (Media)	36,975	722,492
HDFC Bank, Ltd. (Banks)	7,975	943,442
ICICI Bank, Ltd. (Banks)	31,175	1,099,854
Infosys Technologies, Ltd. (Software)	42,775	2,220,450
Itau Unibanco Holding S.A. (Banks)	153,700	2,944,892
KB Financial Group, Inc.* (Banks)	29,000	1,239,460
Korea Electric Power Corp.* (Electric)	36,975	600,844
LG. Philips LCD Co., Ltd.* (Electronics)	33,350	540,937
Mobile TeleSystems (Telecommunications)	13,775	658,170
PetroChina Co., Ltd. (Oil & Gas)	15,950	1,778,265
Petroleo Brasileiro S.A. (Oil & Gas)	84,100	3,411,937
POSCO (Iron/Steel)	19,575	2,210,996
PT Telekomunikasi Indonesia (Telecommunications)	18,125	717,750
Sasol, Ltd. (Oil & Gas Services)	32,625	1,194,075
Shinhan Financial Group Co., Ltd. (Diversified Financial Services)	16,675	1,155,244
SK Telecom Co., Ltd. (Telecommunications)	23,925	414,620
Sterlite Industries (India), Ltd. (Mining)	27,550	439,423
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	332,050	3,373,628
Tele Norte Leste Participacoes S.A. (Telecommunications)	18,850	335,907

Common Stocks†, continued
	Shares	Value
United Microelectronics Corp.* (Semiconductors)	195,750	$687,083
Vimpel-Communications (Telecommunications)	22,475	407,697
Wipro, Ltd. (Computers)	20,300	399,707

TOTAL COMMON STOCKS (Cost $54,181,078)		54,057,278

Preferred Stocks† (9.5%)
Petroleo Brasileiro S.A. (Oil & Gas)	116,000	4,185,280
Vale S.A. (Mining)	152,250	3,437,805

TOTAL PREFERRED STOCKS (Cost $8,010,873)		7,623,085

Repurchase Agreements (19.9%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $6,902,023 (Collateralized by $6,891,000 of various U.S. Government Agency Obligations, 0.14%‡-6.25%, 3/5/10-2/1/11, market value $7,042,228)	$6,902,000	6,902,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $5,183,017 (Collateralized by $5,256,000 of various U.S. Government Agency Obligations, 0.06%‡-4.15%, 3/25/10-12/17/18, market value $5,288,201)	5,183,000	5,183,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $3,838,013 (Collateralized by $3,934,600 U.S. Treasury Notes, 1.75%, 3/31/14, market value $3,914,927)	3,838,000	3,838,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,923,000)		15,923,000

TOTAL INVESTMENT SECURITIES (Cost $78,114,951)—96.9%		77,603,363
Net other assets (liabilities)—3.1%		2,456,627

NET ASSETS—100.0%		$80,059,990

(a)	Represents a security purchased on a when-issued basis.
†	As of January 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
^	All or a portion of this security is designated on the UltraEmerging Markets ProFund’s records as collateral for when-issued securities.
*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $15,290,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

See accompanying notes to the financial statements.

PROFUNDS UltraEmerging Markets ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$74,495,746	$(1,332,483)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	23,994,663	(427,071)

		$(1,759,554)

UltraEmerging Markets ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Banks	$8,850,785	11.0%
Beverages	1,746,148	2.2%
Building Materials	646,287	0.8%
Computers	399,707	0.5%
Diversified Financial Services	1,155,244	1.4%
Electric	1,891,699	2.4%
Electronics	1,191,320	1.5%
Food	592,709	0.7%
Insurance	2,298,192	2.9%
Internet	298,490	0.4%
Iron/Steel	3,760,785	4.7%
Media	722,492	0.9%
Mining	8,286,982	10.3%
Oil & Gas	12,325,920	15.4%
Oil & Gas Services	1,194,075	1.5%
Semiconductors	4,060,711	5.1%
Software	2,220,450	2.8%
Telecommunications	10,038,367	12.5%
Other**	18,379,627	23.0%

Total	$80,059,990	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of January 31, 2010:

	Value	% of Net Assets
Brazil	$23,114,435	28.7%
Chile	855,768	1.1%
China	5,748,931	7.2%
Colombia	370,881	0.5%
Hong Kong	5,613,080	7.0%
India	5,102,876	6.5%
Indonesia	717,750	0.9%
Mexico	4,477,992	5.5%
Peru	365,168	0.5%
South Africa	2,714,465	3.4%
South Korea	6,162,101	7.7%
Russia	1,065,867	1.3%
Taiwan	5,371,049	6.7%
Other**	18,379,627	23.0%

Total	$80,059,990	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$54,057,278	$—	$—	$54,057,278
Preferred Stocks	7,623,085	—	—	7,623,085
Repurchase Agreements	—	15,923,000	—	15,923,000

Total Investment Securities	61,680,363	15,923,000	—	77,603,363

Other Financial Instruments^	—	(1,759,554)	—	(1,759,554)

Total Investments	$61,680,363	$14,163,446	$—	$75,843,809

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraLatin America ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks† (59.7%)
	Shares	Value
America Movil S.A.B. de C.V. (Telecommunications)	27,768	$1,212,073
Banco Bradesco S.A. (Banks)	116,348	1,926,729
Banco Santander Brasil S.A. (Banks)	126,984	1,528,887
Banco Santander Chile S.A. (Banks)	9,360	578,729
Bancolombia S.A. (Banks)	16,536	712,702
Brasil Telecom S.A.* (Telecommunications)	20,280	424,055
BRF-Brazil Foods S.A. (Food)	38,688	1,860,506
Cemex S.A.B. de C.V.* (Building Materials)	62,088	570,589
Centrais Eletricas Brasileiras S.A. (Electric)	45,240	962,707
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Food)	15,912	1,061,649
Companhia de Bebidas das Americas (AmBev) (Beverages)	20,592	1,905,995
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	57,408	956,991
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	62,088	1,808,003
Companhia Vale Do Rio Doce (Mining)	140,088	3,612,869
Compania de Minas Buenaventura S.A. (Mining)	29,952	942,889
Ecopetrol S.A. (Oil & Gas)	36,504	889,237
Empresa Brasileira de Aeronautica S.A. (Embraer) (Aerospace/Defense)	19,656	417,297
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	18,720	953,784
Enersis S.A. (Electric)	44,304	1,017,220
Fibria Celulose S.A.* (Forest Products & Paper)	35,568	650,183
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	31,200	1,315,392
Gerdau S.A. (Iron/Steel)	97,344	1,309,277
Grupo Televisa S.A. (Media)	64,272	1,255,875
Itau Unibanco Holding S.A. (Banks)	175,032	3,353,613
Net Servicos de Comunicacao S.A. (Media)	46,488	549,953
Petroleo Brasileiro S.A. (Oil & Gas)	91,104	3,696,089
Sociedad Quimica y Minera de Chile S.A. (Chemicals)	17,160	624,281
Tele Norte Leste Participacoes S.A. (Telecommunications)	45,552	811,737
Telefonos de Mexico S.A.B. de C.V. (Telecommunications)	34,632	559,307
Telmex Internacional S.A.B. de C.V. (Telecommunications)	45,864	809,958
Ultrapar Participacoes S.A. (Gas)	17,472	767,545
Vivo Participacoes S.A. (Telecommunications)	39,936	1,117,809

TOTAL COMMON STOCKS (Cost $31,077,675)		40,163,930

Preferred Stocks† (14.9%)
	Shares	Value
Centrais Eletricas Brasileiras S.A.—Class B (Electric)	30,576	$557,401
Petroleo Brasileiro S.A. (Oil & Gas)	125,736	4,536,555
Vale S.A. (Mining)	216,840	4,896,247

TOTAL PREFERRED STOCKS (Cost $7,340,850)		9,990,203

Repurchase Agreements (18.3%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $5,339,018 (Collateralized by $5,448,000 Federal Home Loan Mortgage Corp., 0.14%‡, 3/5/10, market value $5,447,277)	$5,339,000	5,339,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $4,009,013 (Collateralized by $3,979,000 Federal National Mortgage Association, 3.50%, 8/25/14, market value $4,090,218)	4,009,000	4,009,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $2,969,010 (Collateralized by $3,043,700 U.S. Treasury Notes, 1.75%, 3/31/14, market value $3,028,482)	2,969,000	2,969,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,317,000)		12,317,000

TOTAL INVESTMENT SECURITIES (Cost $50,735,525)—92.9%		62,471,133
Net other assets (liabilities)—7.1%		4,748,879

NET ASSETS—100.0%		$67,220,012

†	As of January 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $12,317,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$47,558,977	$(892,730)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	36,665,971	(666,853)

		$(1,559,583)

See accompanying notes to the financial statements.

PROFUNDS UltraLatin America ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

UltraLatin America ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Aerospace/Defense	$417,297	0.6%
Banks	8,100,660	12.1%
Beverages	3,221,387	4.8%
Building Materials	570,589	0.9%
Chemicals	624,281	0.9%
Electric	4,448,103	6.6%
Food	2,922,155	4.3%
Forest Products & Paper	650,183	1.0%
Gas	767,545	1.1%
Iron/Steel	3,117,280	4.6%
Media	1,805,828	2.7%
Mining	9,452,005	14.1%
Oil & Gas	9,121,881	13.6%
Telecommunications	4,934,939	7.3%
Other**	17,065,879	25.4%

Total	$67,220,012	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of January 31, 2010:

	Value	% of Net Assets
Brazil	$38,712,097	57.6%
Chile	3,174,014	4.7%
Colombia	1,601,939	2.4%
Mexico	5,723,194	8.5%
Peru	942,889	1.4%
Other**	17,065,879	25.4%

Total	$67,220,012	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$40,163,930	$—	$—	$40,163,930
Preferred Stocks	9,990,203	—	—	9,990,203
Repurchase Agreements	—	12,317,000	—	12,317,000

Total Investment Securities	50,154,133	12,317,000	—	62,471,133

Other Financial Instruments^	—	(1,559,583)	—	(1,559,583)

Total Investments	$50,154,133	$10,757,417	$—	$60,911,550

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraChina ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks† (66.3%)
	Shares	Value
Aluminum Corp. of China, Ltd.* (Mining)	15,694	$389,368
Baidu, Inc.* (Internet)	1,180	485,818
Changyou.com, Ltd.* (Software)	2,832	95,127
China Digital TV Holding Co., Ltd.* (Electronics)	15,104	95,759
China Eastern Airlines Corp., Ltd.* (Airlines)	3,776	123,400
China Life Insurance Co., Ltd. (Insurance)	17,464	1,153,323
China Medical Technologies, Inc. (Healthcare—Products)	7,080	92,536
China Mobile, Ltd. (Telecommunications)	30,326	1,423,806
China Petroleum and Chemical Corp. (Oil & Gas)	9,558	742,561
China Real Estate Information Corp.* (Commercial Services)	7,552	62,455
China Southern Airlines Co., Ltd.* (Airlines)	8,260	134,225
China Telecom Corp., Ltd. (Telecommunications)	12,036	493,837
China Unicom, Ltd. (Telecommunications)	66,670	746,704
CNinsure, Inc. (Insurance)	4,956	92,231
CNOOC, Ltd. (Oil & Gas)	6,844	956,997
Ctrip.com International, Ltd.* (Internet)	12,744	398,760
E-House China Holdings, Ltd.* (Real Estate)	8,968	143,847
Focus Media Holding, Ltd.* (Advertising)	13,452	180,526
Giant Interactive Group, Inc. (Internet)	22,302	163,251
Guangshen Railway Co., Ltd. (Transportation)	6,844	138,180
Home Inns & Hotels Management, Inc.* (Lodging)	4,720	145,187
Huaneng Power International, Inc. (Electric)	11,210	249,535
Hutchison Telecommunications International, Ltd. (Telecommunications)	30,444	125,429
JA Solar Holdings Co., Ltd.* (Energy—Alternate Sources)	30,680	131,924
Kongzhong Corp.* (Telecommunications)	7,788	65,964
LDK Solar Co., Ltd.* (Energy—Alternate Sources)	16,402	102,184
Longtop Financial Technologies, Ltd.* (Software)	5,546	192,224
Melco Crown Entertainment, Ltd.* (Lodging)	32,804	117,110
Mindray Medical International, Ltd. (Healthcare—Products)	9,912	345,631
Netease.com, Inc.* (Internet)	9,086	298,021
New Oriental Education & Technology Group, Inc.* (Commercial Services)	3,894	264,792
Perfect World Co., Ltd.* (Internet)	5,310	198,010
PetroChina Co., Ltd. (Oil & Gas)	9,086	1,012,998
Semiconductor Manufacturing International Corp.* (Semiconductors)	62,186	230,710
Shanda Games, Ltd.* (Software)	16,166	137,411
Shanda Interactive Entertainment, Ltd.* (Internet)	5,310	245,375
Sinopec Shanghai Petrochemical Co., Ltd.* (Chemicals)	4,602	159,275
Suntech Power Holdings Co., Ltd.* (Energy—Alternate Sources)	17,110	231,156
Trina Solar, Ltd.* (Energy—Alternate Sources)	9,912	217,370
VanceInfo Technologies, Inc.* (Computers)	5,428	87,011
VisionChina Media, Inc.* (Advertising)	11,328	98,440
WuXi PharmaTech Cayman, Inc.* (Biotechnology)	10,620	159,725
Yanzhou Coal Mining Co., Ltd. (Coal)	19,942	387,274

Common Stocks†, continued
	Shares	Value
Yingli Green Energy Holding Co., Ltd.* (Energy—Alternate Sources)	14,868	$186,147

TOTAL COMMON STOCKS (Cost $10,151,247)		13,501,614

Repurchase Agreements (31.4%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $2,779,009 (Collateralized by $2,612,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $2,837,190)	$2,779,000	2,779,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $2,085,007 (Collateralized by $2,099,000 of various U.S. Government Agency Obligations, 0.06%‡-3.50%, 3/25/10-8/25/14, market value $2,127,773)	2,085,000	2,085,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,544,005 (Collateralized by $1,582,900 U.S. Treasury Notes, 1.75%, 3/31/14, market value $1,574,986)	1,544,000	1,544,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,408,000)		6,408,000

TOTAL INVESTMENT SECURITIES (Cost $16,559,247)—97.7%		19,909,614
Net other assets (liabilities)—2.3%		471,590

NET ASSETS—100.0%		$20,381,204

†	As of January 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $4,180,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$19,741,851	$(344,329)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	7,656,621	(133,791)

		$(478,120)

See accompanying notes to the financial statements.

PROFUNDS UltraChina ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

UltraChina ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Advertising	$278,966	1.4%
Airlines	257,625	1.3%
Biotechnology	159,725	0.8%
Chemicals	159,275	0.8%
Coal	387,274	1.9%
Commercial Services	327,247	1.6%
Computers	87,011	0.4%
Electric	249,535	1.2%
Electronics	95,759	0.5%
Energy—Alternate Sources	868,781	4.3%
Healthcare—Products	438,167	2.1%
Insurance	1,245,554	6.1%
Internet	1,789,235	8.8%
Lodging	262,297	1.3%
Mining	389,368	1.9%
Oil & Gas	2,712,556	13.3%
Real Estate	143,847	0.7%
Semiconductors	230,710	1.1%
Software	424,762	2.1%
Telecommunications	2,855,740	14.0%
Transportation	138,180	0.7%
Other**	6,879,590	33.7%

Total	$20,381,204	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of January 31, 2010:

	Value	% of Net Assets
China	$10,374,107	50.9%
Hong Kong	3,127,507	15.4%
Other**	6,879,590	33.7%

Total	$20,381,204	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$13,501,614	$—	$—	$13,501,614
Repurchase Agreements	—	6,408,000	—	6,408,000

Total Investment Securities	13,501,614	6,408,000	—	19,909,614

Other Financial Instruments^	—	(478,120)	—	(478,120)

Total Investments	$13,501,614	$5,929,880	$—	$19,431,494

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraJapan ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (85.7%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $9,088,030 (Collateralized by $9,258,000 of various Federal National Mortgage Association Securities, 0.08%‡-6.25%, 4/1/10-2/1/11, market value $9,270,871)	$9,088,000	$9,088,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $6,828,023 (Collateralized by $6,967,000 of various Federal Home Loan Mortgage Corp. Securities, 0.06%‡-0.14%, 3/25/10-4/13/10, market value $6,964,997)	6,828,000	6,828,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $5,057,017 (Collateralized by $5,184,200 U.S. Treasury Notes, 1.75%, 3/31/14, market value $5,158,279)	5,057,000	5,057,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,973,000)		20,973,000

TOTAL INVESTMENT SECURITIES (Cost $20,973,000)—85.7%		20,973,000
Net other assets (liabilities)—14.3%		3,491,626

NET ASSETS—100.0%		$24,464,626

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $400,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring 3/11/10 (Underlying notional amount at value $46,448,875)	913	$118,809
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$2,468,106	$(39,982)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$—	$20,973,000	$—	$20,973,000

Total Investment Securities	—	20,973,000	—	20,973,000

Other Financial Instruments^	118,809	(39,982)	—	78,827

Total Investments	$118,809	$20,933,018	$—	$21,051,827

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Bear ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (100.8%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $39,973,133 (Collateralized by $40,344,000 of various U.S. Government Agency Obligations, 0.08%‡-6.25%, 3/30/10-2/1/11, market value $40,775,999)	$39,973,000	$39,973,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $30,034,100 (Collateralized by $31,201,800 of various U.S. Treasury Securities, 0.06%‡-4.15%, 3/25/10-12/17/18, market value $30,635,670)	30,034,000	30,034,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $22,248,074 (Collateralized by $22,807,100 U.S. Treasury Notes, 1.75%, 3/31/14, market value $22,693,065)	22,248,000	22,248,000

TOTAL REPURCHASE AGREEMENTS (Cost $92,255,000)		92,255,000

TOTAL INVESTMENT SECURITIES (Cost $92,255,000)—100.8%		92,255,000
Net other assets (liabilities)—(0.8)%		(738,173)

NET ASSETS—100.0%		$91,516,827

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $15,780,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/19/10 (Underlying notional amount at value $15,668,175)	293	$419,733
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(13,678,054)	$135,781
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(62,203,734)	628,335

		$764,116

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$—	$92,255,000	$—	$92,255,000

Total Investment Securities	—	92,255,000	—	92,255,000

Other Financial Instruments^	419,733	764,116	—	1,183,849

Total Investments	$419,733	$93,019,116	$—	$93,438,849

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Short Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (74.3%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $9,955,033 (Collateralized by $9,993,000 of various Federal National Mortgage Association Securities, 0.08%‡-6.25%, 4/1/10-2/1/11, market value $10,156,368)	$9,955,000	$9,955,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $7,478,025 (Collateralized by $7,631,000 of various Federal Home Loan Mortgage Corp. Securities, 0.06%‡-0.14%, 3/25/10-4/13/10, market value $7,629,084)	7,478,000	7,478,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $5,538,018 (Collateralized by $5,677,400 U.S. Treasury Notes, 1.75%, 3/31/14, market value $5,649,013)	5,538,000	5,538,000

TOTAL REPURCHASE AGREEMENTS (Cost $22,971,000)		22,971,000

TOTAL INVESTMENT SECURITIES (Cost $22,971,000)—74.3%		22,971,000
Net other assets (liabilities)—25.7%		7,926,973

NET ASSETS—100.0%		$30,897,973

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $4,680,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Futures Contract expiring 3/19/10 (Underlying notional amount at value $1,080,180)	18	$14,126
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(14,438,358)	$53,932
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(15,222,236)	148,170

		$202,102

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$—	$22,971,000	$—	$22,971,000

Total Investment Securities	—	22,971,000	—	22,971,000

Other Financial Instruments^	14,126	202,102	—	216,228

Total Investments	$14,126	$23,173,102	$—	$23,187,228

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Short NASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (84.4%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $8,429,028 (Collateralized by $8,478,000 of various Federal National Mortgage Association Securities, 0.08%‡-6.25%, 4/1/10-2/1/11, market value $8,599,698)	$8,429,000	$8,429,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $6,330,021 (Collateralized by $6,460,000 of various U.S. Government Agency Obligations, 0.06%‡-4.15%, 3/25/10-12/17/18, market value $6,458,382)	6,330,000	6,330,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $4,689,016 (Collateralized by $4,806,900 U.S. Treasury Notes, 1.75%, 3/31/14, market value $4,782,866)	4,689,000	4,689,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,448,000)		19,448,000

TOTAL INVESTMENT SECURITIES (Cost $19,448,000)—84.4%		19,448,000
Net other assets (liabilities)—15.6%		3,604,564

NET ASSETS—100.0%		$23,052,564

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $3,490,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 3/19/10 (Underlying notional amount at value $1,877,580)	54	$130,951
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(4,386,404)	$106,804
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(11,609,277)	200,328

		$307,132

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$—	$19,448,000	$—	$19,448,000

Total Investment Securities	—	19,448,000	—	19,448,000

Other Financial Instruments^	130,951	307,132	—	438,083

Total Investments	$130,951	$19,755,132	$—	$19,886,083

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraBear ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (88.1%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $24,077,080 (Collateralized by $24,245,000 of various U.S. Government Agency Obligations, 0.08%‡-6.25%, 3/30/10-2/1/11, market value $24,563,202)	$24,077,000	$24,077,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $18,089,060 (Collateralized by $18,419,000 of various U.S. Government Agency Obligations, 0.14%‡-4.15%, 4/13/10-12/17/18, market value $18,452,898)	18,089,000	18,089,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $13,400,045 (Collateralized by $13,736,900 U.S. Treasury Notes, 1.75%, 3/31/14, market value $13,668,216)	13,400,000	13,400,000

TOTAL REPURCHASE AGREEMENTS (Cost $55,566,000)		55,566,000

TOTAL INVESTMENT SECURITIES (Cost $55,566,000)—88.1%		55,566,000
Net other assets (liabilities)—11.9%		7,474,695

NET ASSETS—100.0%		$63,040,695

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $19,750,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring 3/19/10 (Underlying notional amount at value $26,042,325)	487	$1,010,184

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(27,579,375)	$273,778
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(73,316,919)	685,324

		$959,102

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$—	$55,566,000	$—	$55,566,000

Total Investment Securities	—	55,566,000	—	55,566,000

Other Financial Instruments^	1,010,184	959,102	—	1,969,286

Total Investments	$1,010,184	$56,525,102	$—	$57,535,286

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraShort Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (43.4%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,668,006 (Collateralized by $1,568,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $1,703,183)	$1,668,000	$1,668,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,251,004 (Collateralized by $1,278,000 Federal Home Loan Mortgage Corp., 0.06%‡, 3/25/10, market value $1,277,880)	1,251,000	1,251,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $927,003 (Collateralized by $950,500 U.S. Treasury Notes, 1.75%, 3/31/14, market value $945,748)	927,000	927,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,846,000)		3,846,000

TOTAL INVESTMENT SECURITIES (Cost $3,846,000)—43.4%		3,846,000
Net other assets (liabilities)—56.6%		(5,019,344)

NET ASSETS—100.0%		$8,865,344

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $1,200,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 3/19/10 (Underlying notional amount at value $4,625,280)	66	$36,868
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$(313,474)	$8,494
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	(12,691,533)	92,097

		$100,591

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$—	$3,846,000	$—	$3,846,000

Total Investment Securities	—	3,846,000	—	3,846,000

Other Financial Instruments^	36,868	100,591	—	137,459

Total Investments	$36,868	$3,946,591	$—	$3,983,459

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraShortSmall-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (102.3%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $9,141,030 (Collateralized by $9,227,000 of various U.S. Government Agency Obligations, 0.08%‡-6.25%, 3/5/10-2/1/11, market value $9,324,346)	$9,141,000	$9,141,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $6,864,023 (Collateralized by $6,957,000 of various U.S. Government Agency Obligations, 0.06%‡-4.15%, 3/25/10-12/17/18, market value $7,004,186)	6,864,000	6,864,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $5,084,017 (Collateralized by $5,211,900 U.S. Treasury Notes, 1.75%, 3/31/14, market value $5,185,841)	5,084,000	5,084,000

TOTAL REPURCHASE AGREEMENTS (Cost $21,089,000)		21,089,000

TOTAL INVESTMENT SECURITIES (Cost $21,089,000)—102.3%		21,089,000
Net other assets (liabilities)—(2.3)%		(476,426)

NET ASSETS—100.0%		$20,612,574

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $8,170,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Futures Contract expiring 3/19/10 (Underlying notional amount at value $5,100,850)	85	$182,304
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(10,467,413)	$88,088
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(25,616,624)	249,348

		$337,436

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$—	$21,089,000	$—	$21,089,000

Total Investment Securities	—	21,089,000	—	21,089,000

Other Financial Instruments^	182,304	337,436	—	519,740

Total Investments	$182,304	$21,426,436	$—	$21,608,740

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraShort Dow 30 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (148.6%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $6,126,020 (Collateralized by $6,087,000 of various U.S. Government Agency Obligations, 0.14%‡-6.25%, 3/5/10-2/1/11, market value $6,249,733)	$6,126,000	$6,126,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $4,601,015 (Collateralized by $4,610,000 of various U.S. Government Agency Obligations, 0.06%‡-3.50%, 3/25/10-8/25/14, market value $4,695,525)	4,601,000	4,601,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $3,408,011 (Collateralized by $3,493,800 U.S. Treasury Notes, 1.75%, 3/31/14, market value $3,476,331)	3,408,000	3,408,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,135,000)		14,135,000

TOTAL INVESTMENT SECURITIES (Cost $14,135,000)—148.6%		14,135,000
Net other assets (liabilities)—(48.6)%		(4,624,457)

NET ASSETS—100.0%		$9,510,543

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $4,650,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring 3/19/10 (Underlying notional amount at value $900,990)	18	$53,686
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(13,654,726)	$94,104
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(4,538,583)	50,248

		$144,352

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$—	$14,135,000	$—	$14,135,000

Total Investment Securities	—	14,135,000	—	14,135,000

Other Financial Instruments^	53,686	144,352	—	198,038

Total Investments	$53,686	$14,279,352	$—	$14,333,038

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraShort NASDAQ-100 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (101.2%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $16,165,054 (Collateralized by $16,378,000 of various U.S. Government Agency Obligations, 0.08%‡-6.25%, 3/5/10-2/1/11, market value $16,491,982)	$16,165,000	$16,165,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $12,141,040 (Collateralized by $12,266,000 of various U.S. Government Agency Obligations, 0.06%‡-3.50%, 3/25/10-8/25/14, market value $12,385,335)	12,141,000	12,141,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $8,994,030 (Collateralized by $9,220,300 U.S. Treasury Notes, 1.75%, 3/31/14, market value $9,174,199)	8,994,000	8,994,000

TOTAL REPURCHASE AGREEMENTS (Cost $37,300,000)		37,300,000

TOTAL INVESTMENT SECURITIES (Cost $37,300,000)—101.2%		37,300,000
Net other assets (liabilities)—(1.2)%		(436,844)

NET ASSETS—100.0%		$36,863,156

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $14,700,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 3/19/10 (Underlying notional amount at value $9,214,050)	265	$444,135
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(37,153,871)	$574,105
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(27,862,918)	480,798

		$1,054,903

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$—	$37,300,000	$—	$37,300,000

Total Investment Securities	—	37,300,000	—	37,300,000

Other Financial Instruments^	444,135	1,054,903	—	1,499,038

Total Investments	$444,135	$38,354,903	$—	$38,799,038

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraShort International ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (91.7%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $4,036,013 (Collateralized by $4,018,000 of various U.S. Government Agency Obligations, 0.14%‡-6.25%, 3/5/10-2/1/11, market value $4,118,924)	$4,036,000	$4,036,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $3,029,010 (Collateralized by $3,032,000 of various U.S. Government Agency Obligations, 0.06%‡-3.50%, 3/25/10-8/25/14, market value $3,089,965)	3,029,000	3,029,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $2,244,007 (Collateralized by $2,300,600 U.S. Treasury Notes, 1.75%, 3/31/14, market value $2,289,097)	2,244,000	2,244,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,309,000)		9,309,000

TOTAL INVESTMENT SECURITIES (Cost $9,309,000)—91.7%		9,309,000
Net other assets (liabilities)—8.3%		841,606

NET ASSETS—100.0%		$10,150,606

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $2,880,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Futures Contract expiring 3/19/10 (Underlying notional amount at value $4,251,630)	57	$204,502
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$(2,598,126)	$44,295
Equity Index Swap Agreement with UBS AG, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	(13,382,369)	181,536

		$225,831

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$—	$9,309,000	$—	$9,309,000

Total Investment Securities	—	9,309,000	—	9,309,000

Other Financial Instruments^	204,502	225,831	—	430,333

Total Investments	$204,502	$9,534,831	$—	$9,739,333

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraShort Emerging Markets ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (96.2%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $10,100,034 (Collateralized by $10,225,000 of various U.S. Government Agency Obligations, 0.08%‡-6.25%, 3/5/10-2/1/11, market value $10,304,594)	$10,100,000	$10,100,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $7,584,025 (Collateralized by $7,676,000 of various U.S. Government Agency Obligations, 0.06%‡-4.15%, 3/25/10-12/17/18, market value $7,737,717)	7,584,000	7,584,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $5,617,019 (Collateralized by $5,758,300 U.S. Treasury Notes, 1.75%, 3/31/14, market value $5,729,509)	5,617,000	5,617,000

TOTAL REPURCHASE AGREEMENTS (Cost $23,301,000)		23,301,000

TOTAL INVESTMENT SECURITIES (Cost $23,301,000)—96.2%		23,301,000
Net other assets (liabilities)—3.8%		932,697

NET ASSETS—100.0%		$24,233,697

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $9,290,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(17,147,020)	$202,967
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(31,208,213)	433,558

		$636,525

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$—	$23,301,000	$—	$23,301,000

Total Investment Securities	—	23,301,000	—	23,301,000

Other Financial Instruments^	—	636,525	—	636,525

Total Investments	$—	$23,937,525	$—	$23,937,525

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraShort Latin America ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (79.0%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $2,902,010 (Collateralized by $2,726,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $2,961,018)	$2,902,000	$2,902,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $2,176,007 (Collateralized by $2,184,000 of various U.S. Government Agency Obligations, 0.06%‡-3.50%, 3/25/10-8/25/14, market value $2,220,197)	2,176,000	2,176,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,612,005 (Collateralized by $1,652,700 U.S. Treasury Notes, 1.75%, 3/31/14, market value $1,644,437)	1,612,000	1,612,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,690,000)		6,690,000

TOTAL INVESTMENT SECURITIES (Cost $6,690,000)—79.0%		6,690,000
Net other assets (liabilities)—21.0%		1,781,757

NET ASSETS—100.0%		$8,471,757

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $2,670,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$(7,778,718)	$68,174
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	(9,303,304)	168,728

		$236,902

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$—	$6,690,000	$—	$6,690,000

Total Investment Securities	—	6,690,000	—	6,690,000

Other Financial Instruments^	—	236,902	—	236,902

Total Investments	$—	$6,926,902	$—	$6,926,902

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraShort China ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (102.1%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $3,028,010 (Collateralized by $2,858,000 of various U.S. Government Agency Obligations, 0.14%‡-6.25%, 3/5/10-2/1/11, market value $3,089,461)	$3,028,000	$3,028,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $2,271,008 (Collateralized by $2,279,000 of various U.S. Government Agency Obligations, 0.06%‡-3.50%, 3/25/10-8/25/14, market value $2,318,161)	2,271,000	2,271,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,682,006 (Collateralized by $1,724,500 U.S. Treasury Notes, 1.75%, 3/31/14, market value $1,715,878)	1,682,000	1,682,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,981,000)		6,981,000

TOTAL INVESTMENT SECURITIES (Cost $6,981,000)—102.1%		6,981,000
Net other assets (liabilities)—(2.1)%		(140,726)

NET ASSETS—100.0%		$6,840,274

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $2,636,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$(2,980,629)	$50,517
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	(10,634,430)	117,482

		$167,999

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$—	$6,981,000	$—	$6,981,000

Total Investment Securities	—	6,981,000	—	6,981,000

Other Financial Instruments^	—	167,999	—	167,999

Total Investments	$—	$7,148,999	$—	$7,148,999

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS UltraShort Japan ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (92.3%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $2,551,009 (Collateralized by $2,596,000 of various U.S. Government Agency Obligations, 0.14%‡-6.25%, 3/5/10-2/1/11, market value $2,602,736)	$2,551,000	$2,551,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,915,006 (Collateralized by $1,903,000 of various U.S. Government Agency Obligations, 0.06%‡-3.50%, 3/25/10-8/25/14, market value $1,954,312)	1,915,000	1,915,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,418,005 (Collateralized by $1,453,800 U.S. Treasury Notes, 1.75%, 3/31/14, market value $1,446,531)	1,418,000	1,418,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,884,000)		5,884,000

Options Purchased (NM)
	Contracts
Nikkei 225 Call Option exercise @ 1600, expiring 2/18/10	300	2,250

TOTAL OPTIONS PURCHASED (Cost $4,950)		2,250

TOTAL INVESTMENT SECURITIES (Cost $5,888,950)—92.3%		5,886,250
Net other assets (liabilities)—7.7%		485,597

NET ASSETS—100.0%		$6,371,847

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $200,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring 3/11/10 (Underlying notional amount at value $11,904,750)	234	$751,186
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$(856,927)	$13,857

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$—	$5,884,000	$—	$5,884,000
Options Purchased	—	2,250	—	2,250

Total Investment Securities	—	5,886,250	—	5,886,250

Other Financial Instruments^	751,186	13,857	—	765,043

Total Investments	$751,186	$5,900,107	$—	$6,651,293

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Banks UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (67.7%)
	Shares	Value
Associated Banc-Corp (Banks)	1,820	$23,150
Astoria Financial Corp. (Savings & Loans)	910	12,012
BancorpSouth, Inc. (Banks)	910	20,821
Bank of America Corp. (Banks)	95,420	1,448,476
Bank of Hawaii Corp. (Banks)	520	23,650
BB&T Corp. (Banks)	7,540	210,140
BOK Financial Corp. (Banks)	260	12,327
CapitalSource, Inc. (Diversified Financial Services)	2,860	13,699
Capitol Federal Financial (Savings & Loans)	260	8,481
Cathay Bancorp, Inc. (Banks)	650	6,227
Citigroup, Inc.* (Diversified Financial Services)	227,370	754,868
City National Corp. (Banks)	520	25,683
Comerica, Inc. (Banks)	1,690	58,322
Commerce Bancshares, Inc. (Banks)	780	30,872
Cullen/Frost Bankers, Inc. (Banks)	650	33,358
East West Bancorp, Inc. (Banks)	910	14,951
F.N.B. Corp. (Banks)	1,300	9,217
Fifth Third Bancorp (Banks)	8,710	108,352
First Financial Bankshares, Inc. (Banks)	260	13,793
First Horizon National Corp.* (Banks)	2,470	31,987
First Midwest Bancorp, Inc. (Banks)	520	6,848
First Niagara Financial Group, Inc. (Savings & Loans)	2,080	28,558
FirstMerit Corp. (Banks)	910	18,646
Fulton Financial Corp. (Banks)	1,950	18,018
Glacier Bancorp, Inc. (Banks)	650	9,321
Hancock Holding Co. (Banks)	390	15,967
Hudson City Bancorp, Inc. (Savings & Loans)	5,330	70,729
Huntington Bancshares, Inc. (Banks)	7,670	36,739
IBERIABANK Corp. (Banks)	260	13,894
International Bancshares Corp. (Banks)	650	13,546
J.P. Morgan Chase & Co. (Diversified Financial Services)	43,420	1,690,775
KeyCorp (Banks)	9,750	70,005
M&T Bank Corp. (Banks)	780	57,525
Marshall & Ilsley Corp. (Banks)	5,590	38,627
MB Financial, Inc. (Banks)	520	10,546
National Penn Bancshares, Inc. (Banks)	1,430	8,580
New York Community Bancorp (Savings & Loans)	4,680	70,340
NewAlliance Bancshares, Inc. (Savings & Loans)	1,040	12,106
Northern Trust Corp. (Banks)	2,600	131,352
Old National Bancorp (Banks)	910	10,956
PacWest Bancorp (Banks)	260	5,395
Park National Corp. (Banks)	130	7,124
People’s United Financial, Inc. (Banks)	3,770	60,961
PNC Financial Services Group (Banks)	5,070	281,030
Popular, Inc. (Banks)	7,020	15,093
PrivateBancorp, Inc. (Banks)	780	10,608
Prosperity Bancshares, Inc. (Banks)	520	20,966
Provident Financial Services, Inc. (Savings & Loans)	650	7,410
Regions Financial Corp. (Banks)	13,130	83,376
Sterling Bancshares, Inc. (Banks)	910	4,650
SunTrust Banks, Inc. (Banks)	5,460	132,842
Susquehanna Bancshares, Inc. (Banks)	910	7,144
SVB Financial Group* (Banks)	390	16,922
Synovus Financial Corp. (Banks)	4,680	12,917

Common Stocks, continued
	Shares	Value
TCF Financial Corp. (Banks)	1,300	$19,032
TFS Financial Corp. (Savings & Loans)	1,040	13,374
TrustCo Bank Corp. NY (Banks)	780	4,680
Trustmark Corp. (Banks)	650	14,820
U.S. Bancorp (Banks)	21,060	528,185
UMB Financial Corp. (Banks)	390	15,409
Umpqua Holdings Corp. (Banks)	910	11,248
United Bankshares, Inc. (Banks)	520	12,948
Valley National Bancorp (Banks)	1,560	21,450
Washington Federal, Inc. (Savings & Loans)	1,300	24,245
Webster Financial Corp. (Banks)	780	12,067
Wells Fargo & Co. (Banks)	54,080	1,537,494
Westamerica Bancorp (Banks)	260	14,451
Whitney Holding Corp. (Banks)	1,040	12,917
Wilmington Trust Corp. (Banks)	780	10,234
Wintrust Financial Corp. (Banks)	260	9,032
Zions Bancorp (Banks)	1,560	29,593

TOTAL COMMON STOCKS (Cost $4,847,484)		8,151,081

Repurchase Agreements (35.1%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,837,006 (Collateralized by $1,727,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $1,875,891)	$1,837,000	1,837,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,376,005 (Collateralized by $1,405,000 Federal Home Loan Mortgage Corp., 0.06%‡, 3/25/10, market value $1,404,868)	1,376,000	1,376,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,019,003 (Collateralized by $1,044,700 U.S. Treasury Notes, 1.75%, 3/31/14, market value $1,039,477)	1,019,000	1,019,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,232,000)		4,232,000

TOTAL INVESTMENT SECURITIES (Cost $9,079,484)—102.8%		12,383,081
Net other assets (liabilities)—(2.8)%		(336,896)

NET ASSETS—100.0%		$12,046,185

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $1,410,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

See accompanying notes to the financial statements.

PROFUNDS Banks UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$2,278,199	$16,934
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Banks Index	7,642,317	(4,587)

		$12,347

Banks UltraSector ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Banks	$5,444,484	45.2%
Diversified Financial Services	2,459,342	20.4%
Savings & Loans	247,255	2.1%
Other**	3,895,104	32.3%

Total	$12,046,185	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$8,151,081	$—	$—	$8,151,081
Repurchase Agreements	—	4,232,000	—	4,232,000

Total Investment Securities	8,151,081	4,232,000	—	12,383,081

Other Financial Instruments^	—	12,347	—	12,347

Total Investments	$8,151,081	$4,244,347	$—	$12,395,428

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Basic Materials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (62.1%)
	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	12,376	$940,081
Airgas, Inc. (Chemicals)	4,368	184,592
AK Steel Holding Corp. (Iron/Steel)	6,916	140,671
Albemarle Corp. (Chemicals)	5,642	201,532
Alcoa, Inc. (Mining)	60,970	776,148
Allegheny Technologies, Inc. (Iron/Steel)	5,824	237,910
Alpha Natural Resources, Inc.* (Coal)	9,828	399,115
Arch Coal, Inc. (Coal)	10,192	214,745
Ashland, Inc. (Chemicals)	4,186	169,156
Avery Dennison Corp. (Household Products/Wares)	7,098	230,756
Cabot Corp. (Chemicals)	3,094	79,763
Calgon Carbon Corp.* (Environmental Control)	3,458	46,303
Carpenter Technology Corp. (Iron/Steel)	2,730	73,164
Celanese Corp.—Series A (Chemicals)	8,918	259,514
CF Industries Holdings, Inc. (Chemicals)	3,458	321,110
Cliffs Natural Resources, Inc. (Iron/Steel)	8,190	327,190
Coeur d’Alene Mines Corp.* (Mining)	4,914	68,894
Commercial Metals Co. (Metal Fabricate/Hardware)	7,098	97,527
Compass Minerals International, Inc. (Mining)	2,002	126,206
CONSOL Energy, Inc. (Coal)	11,284	525,947
Cytec Industries, Inc. (Chemicals)	3,094	115,437
Domtar Corp.* (Forest Products & Paper)	2,548	123,756
E.I. du Pont de Nemours & Co. (Chemicals)	53,144	1,733,026
Eastman Chemical Co. (Chemicals)	4,368	246,923
Ecolab, Inc. (Chemicals)	14,742	647,174
FMC Corp. (Chemicals)	4,550	231,777
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	25,844	1,723,536
Fuller (H.B.) Co. (Chemicals)	3,094	61,942
Hecla Mining Co.* (Mining)	14,742	67,224
Huntsman Corp. (Chemicals)	10,374	126,459
International Flavors & Fragrances, Inc. (Chemicals)	4,914	195,430
International Paper Co. (Forest Products & Paper)	24,934	571,238
Intrepid Potash, Inc.* (Chemicals)	2,730	66,858
Kaiser Aluminum Corp. (Mining)	910	31,987
Lubrizol Corp. (Chemicals)	4,186	308,466
Massey Energy Co. (Coal)	5,278	203,309
Minerals Technologies, Inc. (Chemicals)	1,092	52,198
NewMarket Corp. (Chemicals)	728	65,680
Newmont Mining Corp. (Mining)	29,848	1,279,285
Nucor Corp. (Iron/Steel)	17,836	727,709
Olin Corp. (Chemicals)	4,368	72,072
OM Group, Inc.* (Chemicals)	2,002	65,305
Patriot Coal Corp.* (Coal)	4,732	73,299
Peabody Energy Corp. (Coal)	16,744	705,257
PPG Industries, Inc. (Chemicals)	10,374	608,746
Praxair, Inc. (Chemicals)	19,292	1,453,073
Reliance Steel & Aluminum Co. (Iron/Steel)	4,004	163,123
Rockwood Holdings, Inc.* (Chemicals)	3,094	67,790
Royal Gold, Inc. (Mining)	2,548	108,596
RPM, Inc. (Chemicals)	8,008	149,750
RTI International Metals, Inc.* (Mining)	1,820	45,045
Schulman (A.), Inc. (Chemicals)	1,456	32,789
Sensient Technologies Corp. (Chemicals)	3,094	80,289
Sigma-Aldrich Corp. (Chemicals)	6,552	313,513
Solutia, Inc.* (Chemicals)	7,644	105,105

Common Stocks, continued
	Shares	Value
Southern Copper Corp. (Mining)	13,286	$353,806
Steel Dynamics, Inc. (Iron/Steel)	13,468	204,444
Terra Industries, Inc. (Chemicals)	6,188	195,541
The Dow Chemical Co. (Chemicals)	71,708	1,942,570
The Mosaic Co. (Chemicals)	9,282	496,680
Titanium Metals Corp.* (Mining)	5,278	61,383
United States Steel Corp. (Iron/Steel)	8,918	396,227
USEC, Inc.* (Mining)	7,098	28,392
Valspar Corp. (Chemicals)	5,824	154,220
W.R. Grace & Co.* (Chemicals)	3,822	91,269
Walter Energy, Inc. (Holding Companies—Diversified)	3,276	212,678
Wausau-Mosinee Paper Corp.* (Forest Products & Paper)	3,094	27,289
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,004	57,938

TOTAL COMMON STOCKS (Cost $12,690,780)		22,265,927

Repurchase Agreements (44.1%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $6,856,023 (Collateralized by $6,704,000 of various U.S. Government Agency Obligations, 0.14%‡-6.25%, 3/5/10-2/1/11, market value $6,993,666)	$6,856,000	6,856,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $5,147,017 (Collateralized by $5,108,000 Federal National Mortgage Association, 3.50%, 8/25/14, market value $5,250,775)	5,147,000	5,147,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $3,812,013 (Collateralized by $3,907,900 U.S. Treasury Notes, 1.75%, 3/31/14, market value $3,888,361)	3,812,000	3,812,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,815,000)		15,815,000

TOTAL INVESTMENT SECURITIES (Cost $28,505,780)—106.2%		38,080,927
Net other assets (liabilities)—(6.2)%		(2,218,388)

NET ASSETS—100.0%		$35,862,539

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $8,263,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

See accompanying notes to the financial statements.

PROFUNDS Basic Materials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Basic Materials Index	$13,514,626	$(891,606)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic Materials Index	18,088,258	(1,246,518)

		$(2,138,124)

Basic Materials UltraSector ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Chemicals	$11,835,830	33.0%
Coal	2,121,672	5.9%
Environmental Control	46,303	0.1%
Forest Products & Paper	722,283	2.0%
Holding Companies—Diversified	212,678	0.6%
Household Products/Wares	230,756	0.7%
Iron/Steel	2,270,438	6.3%
Metal Fabricate/Hardware	155,465	0.5%
Mining	4,670,502	13.0%
Other**	13,596,612	37.9%

Total	$35,862,539	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$22,265,927	$—	$—	$22,265,927
Repurchase Agreements	—	15,815,000	—	15,815,000

Total Investment Securities	22,265,927	15,815,000	—	38,080,927

Other Financial Instruments^	—	(2,138,124)	—	(2,138,124)

Total Investments	$22,265,927	$13,676,876	$—	$35,942,803

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Biotechnology UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (72.7%)
	Shares	Value
Acorda Therapeutics, Inc.* (Biotechnology)	1,848	$51,707
Alexion Pharmaceuticals, Inc.* (Biotechnology)	4,224	195,867
Amgen, Inc.* (Biotechnology)	48,444	2,833,005
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	6,072	109,175
Biogen Idec, Inc.* (Biotechnology)	13,860	744,836
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	4,752	92,331
Celera Corp.* (Biotechnology)	3,828	25,762
Celgene Corp.* (Biotechnology)	22,044	1,251,658
Charles River Laboratories International, Inc.* (Biotechnology)	3,168	115,125
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	2,772	56,798
Dendreon Corp.* (Biotechnology)	6,204	171,851
Gen-Probe, Inc.* (Healthcare—Products)	2,376	102,002
Genzyme Corp.* (Biotechnology)	12,672	687,583
Gilead Sciences, Inc.* (Pharmaceuticals)	43,692	2,109,013
Human Genome Sciences, Inc.* (Biotechnology)	8,712	230,607
Illumina, Inc.* (Biotechnology)	5,940	217,939
Incyte, Corp.* (Biotechnology)	5,280	56,390
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	4,488	50,086
Life Technologies Corp.* (Biotechnology)	8,580	426,512
Myriad Genetics, Inc.* (Biotechnology)	4,620	108,570
Nektar Therapeutics* (Biotechnology)	4,488	51,253
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,772	79,723
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,772	94,858
PDL BioPharma, Inc. (Biotechnology)	5,676	36,326
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,036	80,940
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,904	37,258
Techne Corp. (Healthcare—Products)	1,848	121,266
United Therapeutics Corp.* (Pharmaceuticals)	2,244	133,675
Vertex Pharmaceuticals, Inc.* (Biotechnology)	9,240	354,816

TOTAL COMMON STOCKS (Cost $6,257,068)		10,626,932

Repurchase Agreements (25.0%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,587,005 (Collateralized by $1,492,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $1,620,631)	$1,587,000	1,587,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,188,004 (Collateralized by $1,213,000 Federal Home Loan Mortgage Corp., 0.06%‡, 3/25/10, market value $1,212,886)	1,188,000	1,188,000

Repurchase Agreements, continued
	Principal Amount	Value
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $880,003 (Collateralized by $902,200 U.S. Treasury Notes, 1.75%, 3/31/14, market value $897,689)	$880,000	$880,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,655,000)		3,655,000

TOTAL INVESTMENT SECURITIES (Cost $9,912,068)—97.7%		14,281,932
Net other assets (liabilities)—2.3%		338,651

NET ASSETS—100.0%		$14,620,583

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $2,150,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$4,832,422	$(2,046)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Biotechnology Index	6,510,477	(2,984)

		$(5,030)

Biotechnology UltraSector ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Biotechnology	$7,678,005	52.5%
Healthcare—Products	223,268	1.5%
Pharmaceuticals	2,725,659	18.7%
Other**	3,993,651	27.3%

Total	$14,620,583	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Biotechnology UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$10,626,932	$—	$—	$10,626,932
Repurchase Agreements	—	3,655,000	—	3,655,000

Total Investment Securities	10,626,932	3,655,000	—	14,281,932

Other Financial Instruments^	—	(5,030)	—	(5,030)

Total Investments	$10,626,932	$3,649,970	$—	$14,276,902

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (74.5%)
	Shares	Value
Activision Blizzard, Inc.* (Software)	580	$5,893
Alberto-Culver Co. (Cosmetics/Personal Care)	90	2,555
Altria Group, Inc. (Agriculture)	2,090	41,507
Archer-Daniels-Midland Co. (Agriculture)	600	17,970
Avon Products, Inc. (Cosmetics/Personal Care)	430	12,960
Black & Decker Corp. (Hand/Machine Tools)	60	3,880
BorgWarner, Inc.* (Auto Parts & Equipment)	120	4,211
Briggs & Stratton Corp. (Machinery—Diversified)	50	827
Brown-Forman Corp. (Beverages)	110	5,645
Brunswick Corp. (Leisure Time)	90	966
Bunge, Ltd. (Agriculture)	120	7,055
Callaway Golf Co. (Leisure Time)	70	522
Campbell Soup Co. (Food)	220	7,284
Carter’s, Inc.* (Apparel)	60	1,552
Central European Distribution Corp.* (Distribution/Wholesale)	60	1,923
Chattem, Inc.* (Cosmetics/Personal Care)	20	1,869
Chiquita Brands International, Inc.* (Food)	40	587
Church & Dwight, Inc. (Household Products/Wares)	70	4,220
Clorox Co. (Household Products/Wares)	140	8,284
Coach, Inc. (Apparel)	320	11,162
Coca-Cola Co. (Beverages)	2,160	117,180
Coca-Cola Enterprises, Inc. (Beverages)	320	6,461
Colgate-Palmolive Co. (Cosmetics/Personal Care)	510	40,815
ConAgra Foods, Inc. (Food)	450	10,233
Constellation Brands, Inc.* (Beverages)	200	3,216
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	60	1,022
Corn Products International, Inc. (Food)	80	2,274
D.R. Horton, Inc. (Home Builders)	280	3,301
Darling International, Inc.* (Environmental Control)	80	623
Dean Foods Co.* (Food)	180	3,173
Deckers Outdoor Corp.* (Apparel)	10	982
Del Monte Foods Co. (Food)	200	2,276
Dr. Pepper Snapple Group, Inc. (Beverages)	240	6,638
Eastman Kodak Co.* (Miscellaneous Manufacturing)	260	1,573
Electronic Arts, Inc.* (Software)	330	5,372
Energizer Holdings, Inc.* (Electrical Components & Equipment)	70	3,885
Flowers Foods, Inc. (Food)	90	2,186
Ford Motor Co.* (Auto Manufacturers)	3,190	34,580
Fossil, Inc.* (Household Products/Wares)	50	1,633
Fresh Del Monte Produce, Inc.* (Food)	40	813
Garmin, Ltd. (Electronics)	120	3,877
General Mills, Inc. (Food)	310	22,106
Gentex Corp. (Electronics)	140	2,684
Genuine Parts Co. (Distribution/Wholesale)	160	6,029
Green Mountain Coffee Roasters, Inc.* (Beverages)	40	3,393
Hanesbrands, Inc.* (Apparel)	100	2,297
Hansen Natural Corp.* (Beverages)	70	2,691
Harley-Davidson, Inc. (Leisure Time)	240	5,458
Harman International Industries, Inc. (Home Furnishings)	70	2,488
Hasbro, Inc. (Toys/Games/Hobbies)	130	3,971
Heinz (H.J.) Co. (Food)	320	13,962
Herbalife, Ltd. (Pharmaceuticals)	60	2,331
Herman Miller, Inc. (Office Furnishings)	60	1,013
HNI Corp. (Office Furnishings)	40	1,001
Hormel Foods Corp. (Food)	70	2,709

Common Stocks, continued
	Shares	Value
Iconix Brand Group, Inc.* (Apparel)	70	$883
Jarden Corp. (Household Products/Wares)	90	2,743
JM Smucker Co. (Food)	120	7,208
Johnson Controls, Inc. (Auto Parts & Equipment)	680	18,924
Jones Apparel Group, Inc. (Apparel)	90	1,300
KB Home (Home Builders)	80	1,222
Kellogg Co. (Food)	240	13,061
Kimberly-Clark Corp. (Household Products/Wares)	420	24,944
Kraft Foods, Inc. (Food)	1,360	37,618
Lancaster Colony Corp. (Miscellaneous Manufacturing)	20	1,091
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	150	2,739
Lennar Corp.—Class A (Home Builders)	150	2,304
LKQ Corp.* (Distribution/Wholesale)	140	2,625
Lorillard, Inc. (Agriculture)	160	12,112
M.D.C. Holdings, Inc. (Home Builders)	40	1,344
Martek Biosciences Corp.* (Biotechnology)	30	646
Mattel, Inc. (Toys/Games/Hobbies)	370	7,296
McCormick & Co., Inc. (Food)	110	3,993
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	190	8,594
Mohawk Industries, Inc.* (Textiles)	60	2,485
Molson Coors Brewing Co.—Class B (Beverages)	160	6,720
Monsanto Co. (Agriculture)	550	41,734
NBTY, Inc.* (Pharmaceuticals)	60	2,672
Newell Rubbermaid, Inc. (Housewares)	280	3,800
NIKE, Inc.—Class B (Apparel)	270	17,212
Nu Skin Enterprises, Inc. (Retail)	50	1,162
NVR, Inc.* (Home Builders)	10	6,841
PepsiAmericas, Inc. (Beverages)	60	1,743
PepsiCo, Inc. (Beverages)	1,590	94,796
Philip Morris International, Inc. (Commercial Services)	1,930	87,834
Phillips-Van Heusen Corp. (Apparel)	50	1,964
Polaris Industries, Inc. (Leisure Time)	30	1,326
Pool Corp. (Distribution/Wholesale)	50	918
Procter & Gamble Co. (Cosmetics/Personal Care)	2,970	182,803
Pulte Homes, Inc.* (Home Builders)	340	3,577
Ralcorp Holdings, Inc.* (Food)	60	3,708
Reynolds American, Inc. (Agriculture)	170	9,044
Sara Lee Corp. (Food)	670	8,134
Smithfield Foods, Inc.* (Food)	160	2,410
Snap-on, Inc. (Hand/Machine Tools)	60	2,453
Take-Two Interactive Software, Inc.* (Software)	80	742
Tempur-Pedic International, Inc.* (Home Furnishings)	70	1,742
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	120	6,302
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	240	3,202
The Hain Celestial Group, Inc.* (Food)	40	640
The Hershey Co. (Food)	160	5,829
The Pepsi Bottling Group, Inc. (Beverages)	150	5,580
The Ryland Group, Inc. (Home Builders)	40	890
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	40	1,588
The Stanley Works (Hand/Machine Tools)	80	4,100
The Timberland Co.—Class A* (Apparel)	50	860
The Warnaco Group, Inc.* (Apparel)	50	1,936
Thor Industries, Inc. (Home Builders)	40	1,270

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
TiVo, Inc.* (Home Furnishings)	110	$992
Toll Brothers, Inc.* (Home Builders)	130	2,401
Tootsie Roll Industries, Inc. (Food)	20	521
TreeHouse Foods, Inc.* (Food)	30	1,162
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	70	1,612
Tupperware Corp. (Household Products/Wares)	60	2,548
Tyson Foods, Inc.—Class A (Food)	310	4,284
Under Armour, Inc.—Class A* (Retail)	40	1,016
Universal Corp. (Agriculture)	30	1,362
V.F. Corp. (Apparel)	90	6,483
WABCO Holdings, Inc. (Auto Parts & Equipment)	60	1,551
WD-40 Co. (Household Products/Wares)	20	615
Whirlpool Corp. (Home Furnishings)	70	5,263
Wolverine World Wide, Inc. (Apparel)	50	1,323

TOTAL COMMON STOCKS (Cost $1,069,108)		1,164,915

Repurchase Agreements (22.3%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $153,001 (Collateralized by $145,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $157,501)	$153,000	153,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $113,000 (Collateralized by $116,000 Federal Home Loan Mortgage Corp., 0.06%‡, 3/25/10, market value $115,989)	113,000	113,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $83,000 (Collateralized by $85,200 U.S. Treasury Notes, 1.75%, 3/31/14, market value $84,774)	83,000	83,000

TOTAL REPURCHASE AGREEMENTS (Cost $349,000)		349,000

TOTAL INVESTMENT SECURITIES (Cost $1,418,108)—96.8%		1,513,915
Net other assets (liabilities)—3.2%		50,148

NET ASSETS—100.0%		$1,564,063

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $140,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Goods Index	$940,659	$(4,791)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Goods Index	292,007	(2,579)

		$(7,370)

Consumer Goods UltraSector ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Agriculture	$130,784	8.4%
Apparel	47,954	3.1%
Auto Manufacturers	34,580	2.2%
Auto Parts & Equipment	30,522	2.0%
Beverages	254,063	16.2%
Biotechnology	646	NM
Commercial Services	87,834	5.6%
Cosmetics/Personal Care	247,304	15.8%
Distribution/Wholesale	11,495	0.7%
Electrical Components & Equipment	3,885	0.3%
Electronics	6,561	0.4%
Environmental Control	623	NM
Food	156,171	10.0%
Hand/Machine Tools	10,433	0.7%
Home Builders	23,150	1.5%
Home Furnishings	10,485	0.7%
Household Products/Wares	46,575	3.0%
Housewares	3,800	0.2%
Leisure Time	8,272	0.5%
Machinery—Diversified	827	0.1%
Miscellaneous Manufacturing	5,403	0.3%
Office Furnishings	2,014	0.1%
Pharmaceuticals	13,597	0.9%
Retail	2,178	0.1%
Software	12,007	0.8%
Textiles	2,485	0.2%
Toys/Games/Hobbies	11,267	0.7%
Other**	399,148	25.5%

Total	$1,564,063	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$1,164,915	$—	$—	$1,164,915
Repurchase Agreements	—	349,000	—	349,000

Total Investment Securities	1,164,915	349,000	—	1,513,915

Other Financial Instruments^	—	(7,370)	—	(7,370)

Total Investments	$1,164,915	$341,630	$—	$1,506,545

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (61.8%)
	Shares	Value
99 Cents Only Stores* (Retail)	54	$704
Aaron’s, Inc. (Commercial Services)	54	1,504
Abercrombie & Fitch Co.—Class A (Retail)	108	3,406
Acxiom Corp.* (Software)	90	1,384
Advance Auto Parts, Inc. (Retail)	108	4,261
Aeropostale, Inc.* (Retail)	72	2,368
Alaska Air Group, Inc.* (Airlines)	36	1,128
Amazon.com, Inc.* (Internet)	378	47,405
American Eagle Outfitters, Inc. (Retail)	216	3,432
AmerisourceBergen Corp. (Pharmaceuticals)	360	9,814
AMR Corp.* (Airlines)	396	2,740
AnnTaylor Stores Corp.* (Retail)	72	904
Apollo Group, Inc.—Class A* (Commercial Services)	162	9,816
Arbitron, Inc. (Commercial Services)	36	911
AutoNation, Inc.* (Retail)	90	1,620
AutoZone, Inc.* (Retail)	36	5,581
Avis Budget Group, Inc.* (Commercial Services)	126	1,363
Bally Technologies, Inc.* (Entertainment)	72	2,856
Barnes & Noble, Inc. (Retail)	54	944
Bed Bath & Beyond, Inc.* (Retail)	324	12,539
Best Buy Co., Inc. (Retail)	414	15,173
Big Lots, Inc.* (Retail)	108	3,068
BJ’s Wholesale Club, Inc.* (Retail)	72	2,433
Bob Evans Farms, Inc. (Retail)	36	1,005
Boyd Gaming Corp.* (Lodging)	72	562
Brinker International, Inc. (Retail)	126	2,056
Burger King Holdings, Inc. (Retail)	108	1,884
Cablevision Systems Corp.—Class A (Media)	306	7,846
Cardinal Health, Inc. (Pharmaceuticals)	432	14,286
Career Education Corp.* (Commercial Services)	72	1,566
Carmax, Inc.* (Retail)	234	4,827
Carnival Corp.—Class A* (Leisure Time)	504	16,798
Casey’s General Stores, Inc. (Retail)	54	1,657
CBS Corp.—Class B (Media)	702	9,077
CEC Entertainment, Inc.* (Retail)	36	1,195
Cheesecake Factory, Inc.* (Retail)	72	1,522
Chemed Corp. (Commercial Services)	18	837
Chico’s FAS, Inc.* (Retail)	216	2,758
Chipotle Mexican Grill, Inc.—Class A* (Retail)	36	3,473
Choice Hotels International, Inc. (Lodging)	36	1,143
Collective Brands, Inc.* (Retail)	72	1,417
Comcast Corp.—Class A (Media)	2,484	39,322
Comcast Corp.—Special Class A (Media)	972	14,716
Continental Airlines, Inc.—Class B* (Airlines)	162	2,979
Copart, Inc.* (Retail)	90	3,038
Corinthian Colleges, Inc.* (Commercial Services)	90	1,260
Costco Wholesale Corp. (Retail)	522	29,978
Cracker Barrel Old Country Store, Inc. (Retail)	18	665
CTC Media, Inc.* (Media)	54	729
CVS Corp. (Retail)	1,692	54,770
Darden Restaurants, Inc. (Retail)	162	5,988
Delta Air Lines, Inc.* (Airlines)	936	11,447
DeVry, Inc. (Commercial Services)	72	4,396
Dick’s Sporting Goods, Inc.* (Retail)	108	2,416
Dillards, Inc.—Class A (Retail)	72	1,192
DIRECTV—Class A* (Media)	1,152	34,963
Discovery Communications, Inc.—Class A* (Media)	162	4,805
Discovery Communications, Inc.—Class C* (Media)	162	4,254

Common Stocks, continued
	Shares	Value
DISH Network Corp.—Class A (Media)	252	$4,602
Dolby Laboratories, Inc.—Class A* (Electronics)	72	3,624
Dollar Tree, Inc.* (Retail)	108	5,348
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	90	3,505
Dress Barn, Inc.* (Retail)	72	1,695
Dun & Bradstreet Corp. (Software)	72	5,686
eBay, Inc.* (Internet)	1,332	30,663
Expedia, Inc.* (Internet)	252	5,395
FactSet Research Systems, Inc. (Computers)	54	3,402
Family Dollar Stores, Inc. (Retail)	162	5,003
Foot Locker, Inc. (Retail)	180	2,032
GameStop Corp.—Class A* (Retail)	198	3,914
Gannett Co., Inc. (Media)	270	4,360
Gaylord Entertainment Co.* (Lodging)	36	693
Genesco, Inc.* (Retail)	18	424
Group 1 Automotive, Inc.* (Retail)	36	1,044
GUESS?, Inc. (Apparel)	72	2,859
H & R Block, Inc. (Commercial Services)	414	8,909
Hertz Global Holdings, Inc.* (Commercial Services)	216	2,238
Hillenbrand, Inc. (Commercial Services)	72	1,321
Home Depot, Inc. (Retail)	2,052	57,477
HSN, Inc.* (Retail)	54	1,034
IHS, Inc.—Class A* (Computers)	54	2,778
Interactive Data Corp. (Commercial Services)	36	1,031
International Game Technology (Entertainment)	360	6,602
International Speedway Corp. (Entertainment)	36	926
Interpublic Group of Cos., Inc.* (Advertising)	594	3,837
Interval Leisure Group, Inc.* (Leisure Time)	54	687
ITT Educational Services, Inc.* (Commercial Services)	36	3,487
J. Crew Group, Inc.* (Retail)	54	2,117
J.C. Penney Co., Inc. (Retail)	252	6,257
Jack in the Box, Inc.* (Retail)	72	1,405
JetBlue Airways Corp.* (Airlines)	288	1,423
John Wiley & Sons, Inc. (Media)	54	2,254
Kohls Corp.* (Retail)	342	17,227
Kroger Co. (Food)	738	15,815
Lamar Advertising Co.* (Advertising)	72	2,059
Las Vegas Sands Corp.* (Lodging)	522	8,091
Liberty Global, Inc.—Class A* (Media)	144	3,655
Liberty Global, Inc.—Series C* (Media)	144	3,609
Liberty Media Holding Corp.—Capital Series A* (Media)	108	2,796
Liberty Media Holding Corp.—Interactive Series A* (Internet)	684	7,100
Liberty Media-Starz—Series A* (Media)	54	2,533
Life Time Fitness, Inc.* (Leisure Time)	54	1,293
Limited, Inc. (Retail)	324	6,162
Live Nation, Inc.* (Commercial Services)	180	2,065
Lowe’s Cos., Inc. (Retail)	1,764	38,191
Macy’s, Inc. (Retail)	504	8,029
Marriott International, Inc.—Class A (Lodging)	378	9,915
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	36	1,219
McDonald’s Corp. (Retail)	1,296	80,909
McGraw-Hill Cos., Inc. (Media)	378	13,400
McKesson Corp. (Commercial Services)	324	19,058
Meredith Corp. (Media)	36	1,115
MGM Grand, Inc.* (Commercial Services)	306	3,384

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Morningstar, Inc.* (Commercial Services)	18	$851
Netflix, Inc.* (Internet)	54	3,361
News Corp.—Class A (Media)	2,196	27,692
News Corp.—Class B (Media)	522	7,663
Nordstrom, Inc. (Retail)	198	6,839
O’Reilly Automotive, Inc.* (Retail)	162	6,124
Office Depot, Inc.* (Retail)	324	1,840
OfficeMax, Inc.* (Retail)	90	1,167
Omnicare, Inc. (Pharmaceuticals)	144	3,600
Omnicom Group, Inc. (Advertising)	378	13,343
Orient-Express Hotels, Ltd.—Class A* (Lodging)	90	878
P.F. Chang’s China Bistro, Inc.* (Retail)	18	695
Panera Bread Co.—Class A* (Retail)	36	2,571
Papa John’s International, Inc.* (Retail)	18	425
Penn National Gaming* (Entertainment)	72	1,943
PetSmart, Inc. (Retail)	162	4,171
Pinnacle Entertainment, Inc.* (Entertainment)	72	588
Polo Ralph Lauren Corp. (Apparel)	72	5,904
Priceline.com, Inc.* (Internet)	54	10,549
RadioShack Corp. (Retail)	144	2,811
Regal Entertainment Group—Class A (Entertainment)	90	1,329
Regis Corp. (Retail)	72	1,147
Rent-A-Center, Inc.* (Commercial Services)	72	1,440
Rite Aid Corp.* (Retail)	738	1,004
Rollins, Inc. (Commercial Services)	54	1,063
Ross Stores, Inc. (Retail)	144	6,614
Royal Caribbean Cruises, Ltd.* (Leisure Time)	162	4,227
Ruddick Corp. (Food)	54	1,531
Safeway, Inc. (Food)	486	10,911
Saks, Inc.* (Retail)	162	1,043
Sally Beauty Holdings, Inc.* (Retail)	108	901
Scholastic Corp. (Media)	36	1,076
Scientific Games Corp.—Class A* (Entertainment)	90	1,267
Scripps Networks Interactive—Class A (Entertainment)	108	4,612
Sears Holdings Corp.* (Retail)	72	6,716
Service Corp. International (Commercial Services)	306	2,347
Signet Jewelers, Ltd.* (Retail)	108	2,955
SkyWest, Inc. (Airlines)	72	1,053
Sonic Corp.* (Retail)	72	607
Sotheby’s (Commercial Services)	90	2,092
Southwest Airlines Co. (Airlines)	900	10,197
Staples, Inc. (Retail)	864	20,269
Starbucks Corp.* (Retail)	882	19,219
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	216	7,197
Strayer Education, Inc. (Commercial Services)	18	3,740
SuperValu, Inc. (Food)	252	3,707
Sysco Corp. (Food)	702	19,649
Target Corp. (Retail)	828	42,452
The Buckle, Inc. (Retail)	36	1,092
The Cato Corp.—Class A (Retail)	36	736
The Children’s Place Retail Stores, Inc.* (Retail)	18	572
The Gap, Inc. (Retail)	612	11,677
The Gymboree Corp.* (Apparel)	36	1,404
The Men’s Wearhouse, Inc. (Retail)	54	1,088

Common Stocks, continued
	Shares	Value
The New York Times Co.—Class A* (Media)	108	$1,395
Tiffany & Co. (Retail)	144	5,848
Time Warner Cable, Inc. (Media)	432	18,831
Time Warner, Inc. (Media)	1,404	38,540
TJX Cos., Inc. (Retail)	504	19,157
Tractor Supply Co.* (Retail)	36	1,817
UAL Corp.* (Airlines)	198	2,422
United Natural Foods, Inc.* (Food)	54	1,464
Urban Outfitters, Inc.* (Retail)	162	5,114
Vail Resorts, Inc.* (Entertainment)	36	1,213
ValueClick, Inc.* (Internet)	108	999
VCA Antech, Inc.* (Pharmaceuticals)	108	2,742
Viacom, Inc.—Class B* (Media)	666	19,407
Wal-Mart Stores, Inc. (Retail)	2,646	141,376
Walgreen Co. (Retail)	1,188	42,827
Walt Disney Co. (Media)	2,142	63,296
Washington Post Co.—Class B (Media)	18	7,823
WebMD Health Corp.* (Internet)	54	2,105
Weight Watchers International, Inc. (Commercial Services)	36	1,039
Wendy’s/Arby’s Group, Inc.—Class A (Retail—Restaurants)	450	2,075
Whole Foods Market, Inc.* (Food)	126	3,430
Williams Sonoma, Inc. (Retail)	108	2,050
WMS Industries, Inc.* (Leisure Time)	72	2,670
Wyndham Worldwide Corp. (Lodging)	216	4,534
Wynn Resorts, Ltd. (Lodging)	90	5,569
YUM! Brands, Inc. (Retail)	558	19,089

TOTAL COMMON STOCKS (Cost $1,306,216)		1,578,619

Repurchase Agreements (39.2%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $435,001 (Collateralized by $409,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $444,261)	$435,000	435,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $325,001 (Collateralized by $333,000 Federal Home Loan Mortgage Corp., 0.06%‡, 3/25/10, market value $332,969)	325,000	325,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $241,001 (Collateralized by $247,200 U.S. Treasury Notes, 1.75%, 3/31/14, market value $245,964)	241,000	241,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,001,000)		1,001,000

TOTAL INVESTMENT SECURITIES (Cost $2,307,216)—101.0%		2,579,619
Net other assets (liabilities)—(1.0)%		(24,793)

NET ASSETS—100.0%		$2,554,826

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $320,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Services Index	$1,195,497	$(11,454)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Services Index	1,059,599	(9,765)

		$(21,219)

Consumer Services UltraSector ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Advertising	$19,239	0.8%
Airlines	33,389	1.3%
Apparel	10,167	0.4%
Commercial Services	75,718	3.0%
Computers	6,180	0.2%
Electronics	3,624	0.1%
Entertainment	24,841	1.0%
Food	56,507	2.2%
Internet	107,577	4.2%
Leisure Time	25,675	1.0%
Lodging	38,582	1.5%
Media	339,759	13.3%
Miscellaneous Manufacturing	1,219	NM
Pharmaceuticals	30,442	1.2%
Retail	796,555	31.2%
Retail—Restaurants	2,075	0.1%
Software	7,070	0.3%
Other**	976,207	38.2%

Total	$2,554,826	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$1,578,619	$—	$—	$1,578,619
Repurchase Agreements	—	1,001,000	—	1,001,000

Total Investment Securities	1,578,619	1,001,000	—	2,579,619

Other Financial Instruments^	—	(21,219)	—	(21,219)

Total Investments	$1,578,619	$979,781	$—	$2,558,400

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (59.6%)
	Shares	Value
ACE, Ltd. (Insurance)	1,030	$50,748
Affiliated Managers Group, Inc.* (Diversified Financial Services)	103	6,239
AFLAC, Inc. (Insurance)	1,442	69,836
Alexandria Real Estate Equities, Inc. (REIT)	103	6,152
Allied World Assurance Holdings, Ltd. (Insurance)	103	4,610
Allstate Corp. (Insurance)	1,751	52,407
AMB Property Corp. (REIT)	515	12,360
American Campus Communities, Inc. (REIT)	206	5,286
American Express Co. (Diversified Financial Services)	3,399	128,006
American Financial Group, Inc. (Insurance)	206	5,111
American International Group, Inc.* (Insurance)	412	9,983
AmeriCredit Corp.* (Diversified Financial Services)	206	4,320
Ameriprise Financial, Inc. (Diversified Financial Services)	824	31,510
Annaly Mortgage Management, Inc. (REIT)	1,751	30,432
AON Corp. (Insurance)	824	32,054
Apartment Investment and Management Co.—Class A (REIT)	412	6,328
Arch Capital Group, Ltd.* (Insurance)	206	14,737
Argo Group International Holdings, Ltd.* (Insurance)	103	2,754
Arthur J. Gallagher & Co. (Insurance)	309	6,968
Aspen Insurance Holdings, Ltd. (Insurance)	206	5,486
Associated Banc-Corp (Banks)	618	7,861
Assurant, Inc. (Insurance)	412	12,949
Assured Guaranty, Ltd. (Insurance)	412	9,336
Astoria Financial Corp. (Savings & Loans)	309	4,079
Avalonbay Communities, Inc. (REIT)	309	23,672
Axis Capital Holdings, Ltd. (Insurance)	412	11,866
BancorpSouth, Inc. (Banks)	206	4,713
Bank of America Corp. (Banks)	27,604	419,029
Bank of Hawaii Corp. (Banks)	103	4,684
Bank of New York Mellon Corp. (Banks)	3,811	110,862
BB&T Corp. (Banks)	2,163	60,283
BioMed Realty Trust, Inc. (REIT)	309	4,502
BlackRock, Inc.—Class A (Diversified Financial Services)	103	22,023
BOK Financial Corp. (Banks)	103	4,883
Boston Properties, Inc. (REIT)	412	26,726
Brandywine Realty Trust (REIT)	412	4,627
BRE Properties, Inc.—Class A (REIT)	206	6,606
Brookfield Properties Corp. (Real Estate)	824	9,863
Brown & Brown, Inc. (Insurance)	412	7,251
Camden Property Trust (REIT)	206	7,987
Capital One Financial Corp. (Diversified Financial Services)	1,442	53,152
CapitalSource, Inc. (Diversified Financial Services)	824	3,947
Capitol Federal Financial (Savings & Loans)	103	3,360
Cathay Bancorp, Inc. (Banks)	206	1,973
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	824	10,135
CBL & Associates Properties, Inc. (REIT)	412	4,120
Chimera Investment Corp. (REIT)	1,957	7,671
Chubb Corp. (Insurance)	1,133	56,650
Cincinnati Financial Corp. (Insurance)	515	13,591
Citigroup, Inc.* (Diversified Financial Services)	65,199	216,461
City National Corp. (Banks)	103	5,087
CME Group, Inc. (Diversified Financial Services)	206	59,085

Common Stocks, continued
	Shares	Value
Colonial Properties Trust (REIT)	206	$2,268
Comerica, Inc. (Banks)	515	17,773
Commerce Bancshares, Inc. (Banks)	206	8,153
Corporate Office Properties Trust (REIT)	206	7,352
Cullen/Frost Bankers, Inc. (Banks)	206	10,572
DCT Industrial Trust, Inc. (REIT)	618	3,059
Delphi Financial Group, Inc.—Class A (Insurance)	103	2,086
Developers Diversified Realty Corp. (REIT)	412	3,399
DiamondRock Hospitality Co. (REIT)	426	3,468
Digital Realty Trust, Inc. (REIT)	206	9,888
Discover Financial Services (Diversified Financial Services)	1,751	23,954
Douglas Emmett, Inc. (REIT)	412	5,698
Duke-Weeks Realty Corp. (REIT)	721	8,162
E* TRADE Financial Corp.* (Diversified Financial Services)	5,974	9,080
East West Bancorp, Inc. (Banks)	309	5,077
EastGroup Properties, Inc. (REIT)	103	3,941
Eaton Vance Corp. (Diversified Financial Services)	412	11,870
Endurance Specialty Holdings, Ltd. (Insurance)	206	7,420
Entertainment Properties Trust (REIT)	103	3,596
Equifax, Inc. (Commercial Services)	412	13,184
Equity Lifestyle Properties, Inc. (REIT)	103	4,977
Equity Residential Properties Trust (REIT)	824	26,409
Erie Indemnity Co.—Class A (Insurance)	103	4,017
Essex Property Trust, Inc. (REIT)	103	8,208
Everest Re Group, Ltd. (Insurance)	206	17,662
F.N.B. Corp. (Banks)	412	2,921
Federal Realty Investment Trust (REIT)	206	13,262
Federated Investors, Inc.—Class B (Diversified Financial Services)	309	7,842
Fidelity National Title Group, Inc.—Class A (Insurance)	721	9,301
Fifth Third Bancorp (Banks)	2,575	32,033
First American Financial Corp. (Insurance)	412	12,183
First Financial Bankshares, Inc. (Banks)	103	5,464
First Horizon National Corp.* (Banks)	721	9,337
First Midwest Bancorp, Inc. (Banks)	206	2,713
First Niagara Financial Group, Inc. (Savings & Loans)	618	8,485
FirstMerit Corp. (Banks)	309	6,331
Forest City Enterprises, Inc.—Class A* (Real Estate)	412	4,660
Forestar Group, Inc.* (Real Estate)	103	1,913
Franklin Resources, Inc. (Diversified Financial Services)	515	51,000
Franklin Street Properties Corp. (REIT)	206	2,587
Fulton Financial Corp. (Banks)	515	4,759
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	1,545	21,383
Glacier Bancorp, Inc. (Banks)	206	2,954
GLG Partners, Inc.* (Diversified Financial Services)	515	1,509
Greenhill & Co., Inc. (Diversified Financial Services)	103	8,013
Hancock Holding Co. (Banks)	103	4,217
Hanover Insurance Group, Inc. (Insurance)	206	8,738
Hartford Financial Services Group, Inc. (Insurance)	1,236	29,652
Hatteras Financial Corp. (REIT)	103	2,821
HCC Insurance Holdings, Inc. (Insurance)	309	8,374
HCP, Inc. (REIT)	927	26,280
Health Care REIT, Inc. (REIT)	412	17,716

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Healthcare Realty Trust, Inc. (REIT)	206	$4,320
Highwoods Properties, Inc. (REIT)	206	6,223
Home Properties, Inc. (REIT)	103	4,566
Horace Mann Educators Corp. (Insurance)	103	1,235
Hospitality Properties Trust (REIT)	412	9,113
Host Marriott Corp. (REIT)	2,060	21,836
HRPT Properties Trust (REIT)	721	4,809
Hudson City Bancorp, Inc. (Savings & Loans)	1,545	20,502
Huntington Bancshares, Inc. (Banks)	2,266	10,854
IBERIABANK Corp. (Banks)	103	5,504
IntercontinentalExchange, Inc.* (Diversified Financial Services)	206	19,669
International Bancshares Corp. (Banks)	206	4,293
Invesco, Ltd. (Diversified Financial Services)	1,339	25,843
Investment Technology Group, Inc.* (Diversified Financial Services)	103	2,111
J.P. Morgan Chase & Co. (Diversified Financial Services)	12,566	489,320
Janus Capital Group, Inc. (Diversified Financial Services)	618	7,546
Jefferies Group, Inc.* (Diversified Financial Services)	309	7,892
Jones Lang LaSalle, Inc. (Real Estate)	103	5,872
KBW, Inc.* (Diversified Financial Services)	103	2,736
KeyCorp (Banks)	2,781	19,968
Kilroy Realty Corp. (REIT)	103	2,976
Kimco Realty Corp. (REIT)	1,236	15,598
LaSalle Hotel Properties (REIT)	206	4,151
Legg Mason, Inc. (Diversified Financial Services)	515	13,277
Lexington Realty Trust (REIT)	309	1,839
Liberty Property Trust (REIT)	309	9,394
Lincoln National Corp. (Insurance)	927	22,786
Loews Corp. (Insurance)	1,133	40,527
M&T Bank Corp. (Banks)	206	15,192
Mack-Cali Realty Corp. (REIT)	206	6,720
Marsh & McLennan Cos., Inc. (Insurance)	1,648	35,531
Marshall & Ilsley Corp. (Banks)	1,648	11,388
MasterCard, Inc.—Class A (Software)	309	77,219
Max Capital Group, Ltd. (Insurance)	103	2,320
MB Financial, Inc. (Banks)	206	4,178
MBIA, Inc.* (Insurance)	515	2,539
Mercury General Corp. (Insurance)	103	3,937
MetLife, Inc. (Insurance)	1,854	65,483
MF Global Holdings, Ltd.* (Diversified Financial Services)	309	2,024
MFA Financial, Inc. (REIT)	824	6,065
MGIC Investment Corp.* (Insurance)	412	2,493
Mid-America Apartment Communities, Inc. (REIT)	103	4,833
Montpelier Re Holdings, Ltd. (Insurance)	206	3,479
Moody’s Corp. (Commercial Services)	618	17,051
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	3,914	104,817
MSCI, Inc.—Class A* (Software)	309	9,134
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	515	9,265
National Penn Bancshares, Inc. (Banks)	412	2,472
National Retail Properties, Inc. (REIT)	309	6,242
Nationwide Health Properties, Inc. (REIT)	309	10,185
New York Community Bancorp (Savings & Loans)	1,339	20,125

Common Stocks, continued
	Shares	Value
NewAlliance Bancshares, Inc. (Savings & Loans)	309	$3,597
Northern Trust Corp. (Banks)	721	36,425
NYSE Euronext (Diversified Financial Services)	824	19,290
Old National Bancorp (Banks)	309	3,720
Old Republic International Corp. (Insurance)	721	7,635
OMEGA Healthcare Investors, Inc. (REIT)	309	5,781
optionsXpress Holdings, Inc. (Diversified Financial Services)	103	1,478
PacWest Bancorp (Banks)	103	2,137
PartnerRe, Ltd. (Insurance)	206	15,366
People’s United Financial, Inc. (Banks)	1,133	18,321
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	103	5,004
Platinum Underwriters Holdings, Ltd. (Insurance)	206	7,470
Plum Creek Timber Co., Inc. (Forest Products & Paper)	515	18,628
PNC Financial Services Group (Banks)	1,442	79,930
Popular, Inc. (Banks)	2,060	4,429
Post Properties, Inc. (REIT)	206	3,677
Potlatch Corp. (Forest Products & Paper)	103	3,162
Principal Financial Group, Inc. (Insurance)	927	21,367
PrivateBancorp, Inc. (Banks)	206	2,802
ProAssurance Corp.* (Insurance)	103	5,228
Progressive Corp. (Insurance)	2,060	34,155
ProLogis (REIT)	1,545	19,467
Prosperity Bancshares, Inc. (Banks)	103	4,153
Protective Life Corp. (Insurance)	309	5,207
Provident Financial Services, Inc. (Savings & Loans)	206	2,348
Prudential Financial, Inc. (Insurance)	1,442	72,086
Public Storage, Inc. (REIT)	412	32,622
Raymond James Financial Corp. (Diversified Financial Services)	309	7,821
Rayonier, Inc. (Forest Products & Paper)	206	8,650
Realty Income Corp. (REIT)	309	8,630
Redwood Trust, Inc. (REIT)	206	2,946
Regency Centers Corp. (REIT)	309	10,348
Regions Financial Corp. (Banks)	3,811	24,200
Reinsurance Group of America, Inc. (Insurance)	206	10,036
RenaissanceRe Holdings (Insurance)	206	11,161
RLI Corp. (Insurance)	103	5,300
SEI Investments Co. (Software)	515	9,121
Selective Insurance Group, Inc. (Insurance)	206	3,187
Senior Housing Properties Trust (REIT)	412	8,590
Simon Property Group, Inc. (REIT)	927	66,744
SL Green Realty Corp. (REIT)	206	9,371
SLM Corp.* (Diversified Financial Services)	1,545	16,269
St. Joe Co.* (Real Estate)	309	8,034
StanCorp Financial Group, Inc. (Insurance)	206	8,854
State Street Corp. (Banks)	1,545	66,250
Sterling Bancshares, Inc. (Banks)	309	1,579
Stifel Financial Corp.* (Diversified Financial Services)	103	5,387
Sunstone Hotel Investors, Inc.* (REIT)	309	2,654
SunTrust Banks, Inc. (Banks)	1,545	37,590
Susquehanna Bancshares, Inc. (Banks)	309	2,426
SVB Financial Group* (Banks)	103	4,469
Synovus Financial Corp. (Banks)	1,339	3,696
T. Rowe Price Group, Inc. (Diversified Financial Services)	824	40,887
Tanger Factory Outlet Centers, Inc. (REIT)	103	3,945

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Taubman Centers, Inc. (REIT)	206	$6,522
TCF Financial Corp. (Banks)	412	6,032
TD Ameritrade Holding Corp.* (Diversified Financial Services)	721	12,805
TFS Financial Corp. (Savings & Loans)	309	3,974
The Charles Schwab Corp. (Diversified Financial Services)	2,987	54,632
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,339	199,136
The Macerich Co. (REIT)	309	9,533
The Travelers Cos., Inc. (Insurance)	1,751	88,723
Torchmark Corp. (Insurance)	309	13,874
Tower Group, Inc. (Insurance)	103	2,276
Transatlantic Holdings, Inc. (Insurance)	206	10,236
TrustCo Bank Corp. NY (Banks)	206	1,236
Trustmark Corp. (Banks)	206	4,697
U.S. Bancorp (Banks)	6,077	152,411
UDR, Inc. (REIT)	515	8,013
UMB Financial Corp. (Banks)	103	4,070
Umpqua Holdings Corp. (Banks)	309	3,819
United Bankshares, Inc. (Banks)	103	2,565
Unitrin, Inc. (Insurance)	103	2,235
UnumProvident Corp. (Insurance)	1,030	20,157
Validus Holdings, Ltd. (Insurance)	309	8,188
Valley National Bancorp (Banks)	412	5,665
Ventas, Inc. (REIT)	515	21,733
Visa, Inc.—Class A (Commercial Services)	1,442	118,287
Vornado Realty Trust (REIT)	618	39,972
W.R. Berkley Corp. (Insurance)	412	10,024
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	309	9,681
Washington Federal, Inc. (Savings & Loans)	309	5,763
Washington REIT (REIT)	206	5,395
Webster Financial Corp. (Banks)	206	3,187
Weingarten Realty Investors (REIT)	412	7,692
Wells Fargo & Co. (Banks)	15,656	445,100
Westamerica Bancorp (Banks)	103	5,725
Western Union Co. (Commercial Services)	2,163	40,102
Whitney Holding Corp. (Banks)	309	3,838
Willis Group Holdings PLC* (Insurance)	515	13,508
Wilmington Trust Corp. (Banks)	206	2,703
Wintrust Financial Corp. (Banks)	103	3,578
XL Capital, Ltd.—Class A (Insurance)	1,133	19,000
Zenith National Insurance Corp. (Insurance)	103	2,874
Zions Bancorp (Banks)	412	7,816

TOTAL COMMON STOCKS (Cost $3,115,766)		5,629,941

Repurchase Agreements (40.6%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,664,006 (Collateralized by $1,564,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $1,698,838)	$1,664,000	1,664,000

Repurchase Agreements, continued
	Principal Amount	Value
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,246,004 (Collateralized by $1,272,000 Federal Home Loan Mortgage Corp., 0.06%‡, 3/25/10, market value $1,271,880)	$1,246,000	$1,246,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $922,003 (Collateralized by $945,300 U.S. Treasury Notes, 1.75%, 3/31/14, market value $940,574)	922,000	922,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,832,000)		3,832,000

TOTAL INVESTMENT SECURITIES (Cost $6,947,766)—100.2%		9,461,941
Net other assets (liabilities)—(0.2)%		(21,061)

NET ASSETS — 100.0%		$9,440,880

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $1,440,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Financials Index	$4,443,202	$(32,686)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Financials Index	4,085,113	(26,360)

		$(59,046)

Financials UltraSector ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Banks	$1,750,097	18.5%
Commercial Services	188,624	2.0%
Diversified Financial Services	1,716,284	18.2%
Forest Products & Paper	30,440	0.3%
Insurance	1,044,247	11.1%
REIT	692,065	7.3%
Real Estate	40,477	0.4%
Savings & Loans	72,233	0.8%
Software	95,474	1.0%
Other**	3,810,939	40.4%

Total	$9,440,880	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$5,629,941	$—	$—	$5,629,941
Repurchase Agreements	—	3,832,000	—	3,832,000

Total Investment Securities	5,629,941	3,832,000	—	9,461,941

Other Financial Instruments^	—	(59,046)	—	(59,046)

Total Investments	$5,629,941	$3,772,954	$—	$9,402,895

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (68.7%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	6,916	$366,133
Acorda Therapeutics, Inc.* (Biotechnology)	152	4,253
Aetna, Inc. (Healthcare—Services)	1,976	59,221
Alcon, Inc. (Healthcare—Products)	380	59,170
Alexion Pharmaceuticals, Inc.* (Biotechnology)	380	17,621
Alkermes, Inc.* (Pharmaceuticals)	456	4,989
Allergan, Inc. (Pharmaceuticals)	1,368	78,660
Amedisys, Inc.* (Healthcare—Services)	152	8,352
American Medical Systems Holdings, Inc.* (Healthcare—Products)	304	5,837
AMERIGROUP Corp.* (Healthcare—Services)	228	5,803
Amgen, Inc.* (Biotechnology)	4,560	266,669
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	608	10,932
Auxilium Pharmaceuticals, Inc.* (Healthcare—Products)	228	6,420
Bard (C.R.), Inc. (Healthcare—Products)	456	37,798
Baxter International, Inc. (Healthcare—Products)	2,736	157,566
Beckman Coulter, Inc. (Healthcare—Products)	304	19,872
Becton, Dickinson & Co. (Healthcare—Products)	988	74,466
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	76	7,082
Biogen Idec, Inc.* (Biotechnology)	1,292	69,432
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	456	8,860
Boston Scientific Corp.* (Healthcare—Products)	6,764	58,373
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,600	185,136
Brookdale Senior Living, Inc.* (Healthcare—Services)	228	4,161
CareFusion Corp.* (Healthcare—Products)	836	21,527
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	152	5,978
Celera Corp.* (Biotechnology)	380	2,557
Celgene Corp.* (Biotechnology)	2,052	116,513
Centene Corp.* (Healthcare—Services)	228	4,389
Cephalon, Inc.* (Pharmaceuticals)	304	19,407
Cepheid, Inc.* (Healthcare—Products)	228	3,349
Charles River Laboratories International, Inc.* (Biotechnology)	304	11,047
CIGNA Corp. (Insurance)	1,216	41,064
Community Health Systems, Inc.* (Healthcare—Services)	456	14,875
Cooper Cos., Inc. (Healthcare—Products)	228	8,053
Covance, Inc.* (Healthcare—Services)	304	17,665
Coventry Health Care, Inc.* (Healthcare—Services)	684	15,650
Covidien PLC (Healthcare—Products)	2,280	115,277
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	228	$4,672
DaVita, Inc.* (Healthcare—Services)	456	27,251
Dendreon Corp.* (Biotechnology)	608	16,842
DENTSPLY International, Inc. (Healthcare—Products)	684	22,934
Edwards Lifesciences Corp.* (Healthcare—Products)	228	20,433
Eli Lilly & Co. (Pharmaceuticals)	4,408	155,162
Emergency Medical Services Corp.—Class A* (Commercial Services)	76	3,991
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	456	9,170
Express Scripts, Inc.* (Pharmaceuticals)	1,140	95,600
Forest Laboratories, Inc.* (Pharmaceuticals)	1,368	40,548

Common Stocks, continued
	Shares	Value
Gen-Probe, Inc.* (Healthcare—Products)	228	$9,788
Genzyme Corp.* (Biotechnology)	1,216	65,980
Gilead Sciences, Inc.* (Pharmaceuticals)	4,104	198,100
Haemonetics Corp.* (Healthcare—Products)	152	8,605
Health Management Associates, Inc.—Class A* (Healthcare—Services)	1,064	7,065
Health Net, Inc.* (Healthcare—Services)	456	11,063
HEALTHSOUTH Corp.* (Healthcare—Services)	456	8,213
Healthways, Inc.* (Healthcare—Services)	152	2,593
Henry Schein, Inc.* (Healthcare—Products)	380	20,539
Hill-Rom Holdings, Inc. (Healthcare—Products)	304	7,104
HMS Holdings Corp.* (Commercial Services)	152	6,854
Hologic, Inc.* (Healthcare—Products)	1,140	17,180
Hospira, Inc.* (Pharmaceuticals)	684	34,638
Human Genome Sciences, Inc.* (Biotechnology)	836	22,129
Humana, Inc.* (Healthcare—Services)	760	36,951
IDEXX Laboratories, Inc.* (Healthcare—Products)	304	15,957
Illumina, Inc.* (Biotechnology)	532	19,519
Immucor, Inc.* (Healthcare—Products)	304	5,639
Incyte, Corp.* (Biotechnology)	532	5,682
Intuitive Surgical, Inc.* (Healthcare—Products)	152	49,865
Invacare Corp. (Healthcare—Products)	152	3,806
Inverness Medical Innovations, Inc.* (Healthcare—Products)	380	15,341
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	380	4,241
Johnson & Johnson (Healthcare—Products)	12,464	783,487
Kinetic Concepts, Inc.* (Healthcare—Products)	304	12,552
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,140	13,691
Laboratory Corp. of America Holdings* (Healthcare—Services)	456	32,422
Life Technologies Corp.* (Biotechnology)	836	41,558
LifePoint Hospitals, Inc.* (Healthcare—Services)	228	6,835
Lincare Holdings, Inc.* (Healthcare—Services)	304	11,193
Magellan Health Services, Inc.* (Healthcare—Services)	152	6,001
Masimo Corp.* (Healthcare—Products)	228	6,329
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,128	130,829
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	228	5,269
Mednax, Inc.* (Healthcare—Services)	228	12,964
Medtronic, Inc. (Healthcare—Products)	5,016	215,136
Merck & Co., Inc. (Pharmaceuticals)	13,680	522,302
Millipore Corp.* (Biotechnology)	228	15,725
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,368	24,939
Myriad Genetics, Inc.* (Biotechnology)	456	10,716
Nektar Therapeutics* (Biotechnology)	380	4,340
NuVasive, Inc.* (Healthcare—Products)	152	4,195
Odyssey Healthcare, Inc.* (Healthcare—Services)	152	2,231
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	228	6,557
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	228	7,802
Owens & Minor, Inc. (Distribution/Wholesale)	152	6,094
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	152	4,001
PAREXEL International Corp.* (Commercial Services)	228	4,410
Patterson Cos., Inc.* (Healthcare—Products)	456	13,023
PDL BioPharma, Inc. (Biotechnology)	532	3,405
Perrigo Co. (Pharmaceuticals)	380	16,826
Pfizer, Inc. (Pharmaceuticals)	36,252	676,462
Pharmaceutical Product Development, Inc. (Commercial Services)	532	12,428

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
PharMerica Corp.* (Pharmaceuticals)	152	$2,475
PSS World Medical, Inc.* (Healthcare—Products)	304	6,238
Psychiatric Solutions, Inc.* (Healthcare—Services)	228	5,027
Quest Diagnostics, Inc. (Healthcare—Services)	684	38,078
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	304	8,105
ResMed, Inc.* (Healthcare—Products)	304	15,547
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	228	6,671
Savient Pharmaceuticals, Inc.* (Biotechnology)	304	3,900
St. Jude Medical, Inc.* (Healthcare—Products)	1,520	57,350
STERIS Corp. (Healthcare—Products)	228	5,946
Stryker Corp. (Healthcare—Products)	1,368	71,027
Techne Corp. (Healthcare—Products)	152	9,974
Tenet Healthcare Corp.* (Healthcare—Services)	2,128	11,789
Theravance, Inc.* (Pharmaceuticals)	228	2,501
Thermo Fisher Scientific, Inc.* (Electronics)	1,824	84,178
Thoratec Corp.* (Healthcare—Products)	228	6,464
United Therapeutics Corp.* (Pharmaceuticals)	228	13,582
UnitedHealth Group, Inc. (Healthcare—Services)	5,244	173,052
Universal Health Services, Inc.—Class B (Healthcare—Services)	380	11,081
Valeant Pharmaceuticals International* (Pharmaceuticals)	304	10,175
Varian Medical Systems, Inc.* (Healthcare—Products)	532	26,754
Varian, Inc.* (Electronics)	152	7,837
Vertex Pharmaceuticals, Inc.* (Biotechnology)	836	32,102
Warner Chilcott PLC—Class A* (Pharmaceuticals)	456	12,462
Waters Corp.* (Electronics)	456	25,983
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	456	17,497
WellCare Health Plans, Inc.* (Healthcare—Services)	152	4,739
WellPoint, Inc.* (Healthcare—Services)	2,052	130,753
West Pharmaceutical Services, Inc. (Healthcare—Products)	152	5,522
Zimmer Holdings, Inc.* (Healthcare—Products)	988	55,644

TOTAL COMMON STOCKS (Cost $5,168,769)		6,363,787

Repurchase Agreements (34.6%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,391,005 (Collateralized by $1,308,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $1,420,767)	$1,391,000	1,391,000

Repurchase Agreements, continued
	Principal Amount	Value
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,043,003 (Collateralized by $1,066,000 Federal Home Loan Mortgage Corp., 0.06%‡, 3/25/10, market value $1,065,900)	$1,043,000	$1,043,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $772,003 (Collateralized by $791,500 U.S. Treasury Notes, 1.75%, 3/31/14, market value $787,543)	772,000	772,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,206,000)		3,206,000

TOTAL INVESTMENT SECURITIES (Cost $8,374,769)—103.3%		9,569,787
Net other assets (liabilities)—(3.3)%		(304,888)

NET ASSETS—100.0%		$9,264,899

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $1,280,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Health Care Index	$3,548,538	$(40,550)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health Care Index	3,994,422	(40,963)

		$(81,513)

Health Care UltraSector ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Biotechnology	$745,177	8.0%
Commercial Services	27,683	0.3%
Distribution/Wholesale	6,094	0.1%
Electronics	117,998	1.3%
Healthcare—Products	2,060,087	22.2%
Healthcare—Services	669,417	7.2%
Insurance	41,064	0.5%
Pharmaceuticals	2,696,267	29.1%
Other**	2,901,112	31.3%

Total	$9,264,899	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$6,363,787	$—	$—	$6,363,787
Repurchase Agreements	—	3,206,000	—	3,206,000

Total Investment Securities	6,363,787	3,206,000	—	9,569,787

Other Financial Instruments^	—	(81,513)	—	(81,513)

Total Investments	$6,363,787	$3,124,487	$—	$9,488,274

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (69.5%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,880	$231,811
AAR Corp.* (Aerospace/Defense)	160	3,707
ABM Industries, Inc. (Commercial Services)	160	3,107
Accenture PLC—Class A (Computers)	2,560	104,934
Actuant Corp.—Class A (Miscellaneous Manufacturing)	320	5,366
Acuity Brands, Inc. (Miscellaneous Manufacturing)	160	5,725
Administaff, Inc. (Commercial Services)	80	1,827
Aecom Technology Corp.* (Engineering & Construction)	400	10,788
Affiliated Computer Services, Inc.—Class A* (Computers)	400	24,608
AGCO Corp.* (Machinery—Diversified)	400	12,364
Agilent Technologies, Inc.* (Electronics)	1,520	42,606
Alexander & Baldwin, Inc. (Transportation)	160	5,112
Alliance Data Systems Corp.* (Commercial Services)	240	14,270
Alliant Techsystems, Inc.* (Aerospace/Defense)	160	12,635
American Superconductor Corp.* (Electrical Components & Equipment)	160	6,083
Ametek, Inc. (Electrical Components & Equipment)	480	17,491
Amphenol Corp.—Class A (Electronics)	800	31,872
Anixter International, Inc.* (Telecommunications)	160	6,669
AptarGroup, Inc. (Miscellaneous Manufacturing)	320	11,354
Arkansas Best Corp. (Transportation)	80	1,803
Arrow Electronics, Inc.* (Electronics)	560	14,711
Astec Industries, Inc.* (Machinery—Construction & Mining)	80	1,991
Automatic Data Processing, Inc. (Software)	2,240	91,370
Avnet, Inc.* (Electronics)	640	16,922
AVX Corp. (Electronics)	240	2,851
Baldor Electric Co. (Hand/Machine Tools)	160	3,949
Ball Corp. (Packaging & Containers)	400	20,316
BE Aerospace, Inc.* (Aerospace/Defense)	400	8,972
Belden, Inc. (Electrical Components & Equipment)	240	5,479
Bemis Co., Inc. (Packaging & Containers)	480	13,469
Benchmark Electronics, Inc.* (Electronics)	320	5,830
Black Box Corp. (Telecommunications)	80	2,199
Boeing Co. (Aerospace/Defense)	2,960	179,376
Brady Corp.—Class A (Electronics)	240	6,782
Brink’s Home Security Holdings, Inc.* (Commercial Services)	240	9,840
Broadridge Financial Solutions, Inc. (Software)	640	13,901
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	320	16,762
Burlington Northern Santa Fe Corp. (Transportation)	1,280	127,654
C.H. Robinson Worldwide, Inc. (Transportation)	720	40,774
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	240	8,045
Caterpillar, Inc. (Machinery—Construction & Mining)	2,800	146,272
Ceradyne, Inc.* (Miscellaneous Manufacturing)	80	1,563
Checkpoint Systems, Inc.* (Electronics)	160	2,566
Cintas Corp. (Textiles)	560	14,062
Clarcor, Inc. (Miscellaneous Manufacturing)	240	7,771
Clean Harbors, Inc.* (Environmental Control)	80	4,581
Cognex Corp. (Machinery—Diversified)	160	2,619
Commscope, Inc.* (Telecommunications)	400	10,884
Con-way, Inc. (Transportation)	240	6,869
Convergys Corp.* (Commercial Services)	560	5,992

Common Stocks, continued
	Shares	Value
Cooper Industries PLC (Miscellaneous Manufacturing)	880	$37,752
Corrections Corp. of America* (Commercial Services)	480	8,981
Crane Co. (Miscellaneous Manufacturing)	240	7,325
Crown Holdings, Inc.* (Packaging & Containers)	720	17,143
CSX Corp. (Transportation)	1,760	75,434
Cummins, Inc. (Machinery—Diversified)	800	36,128
Curtiss-Wright Corp. (Aerospace/Defense)	240	7,334
CyberSource Corp.* (Internet)	320	5,786
Danaher Corp. (Miscellaneous Manufacturing)	1,120	79,912
Deere & Co. (Machinery—Diversified)	1,920	95,904
Deluxe Corp. (Commercial Services)	240	4,466
Dionex Corp.* (Electronics)	80	5,588
Donaldson Co., Inc. (Miscellaneous Manufacturing)	320	12,237
Dover Corp. (Miscellaneous Manufacturing)	800	34,304
Eagle Materials, Inc.—Class A (Building Materials)	160	3,650
Eaton Corp. (Miscellaneous Manufacturing)	720	44,093
EMCOR Group, Inc.* (Engineering & Construction)	320	7,699
Emerson Electric Co. (Electrical Components & Equipment)	3,360	139,574
EnerSys* (Electrical Components & Equipment)	160	3,118
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	80	2,615
Esterline Technologies Corp.* (Aerospace/Defense)	160	6,042
Euronet Worldwide, Inc.* (Commercial Services)	240	4,901
Expeditors International of Washington, Inc. (Transportation)	960	32,736
Fastenal Co. (Distribution/Wholesale)	640	26,547
FedEx Corp. (Transportation)	1,280	100,288
Fidelity National Information Services, Inc. (Software)	1,520	35,811
Fiserv, Inc.* (Software)	720	32,429
Flextronics International, Ltd.* (Electronics)	3,600	22,824
FLIR Systems, Inc.* (Electronics)	640	18,931
Flowserve Corp. (Machinery—Diversified)	240	21,641
Fluor Corp. (Engineering & Construction)	800	36,272
Fortune Brands, Inc. (Household Products/Wares)	640	26,605
Forward Air Corp. (Transportation)	160	3,781
Foster Wheeler AG* (Engineering & Construction)	560	15,669
FTI Consulting, Inc.* (Commercial Services)	240	9,948
G & K Services, Inc. (Textiles)	80	2,000
Gardner Denver, Inc. (Machinery—Diversified)	240	9,564
GATX Corp. (Trucking & Leasing)	160	4,195
Genco Shipping & Trading, Ltd.* (Transportation)	160	3,066
General Cable Corp.* (Electrical Components & Equipment)	240	6,984
General Dynamics Corp. (Aerospace/Defense)	1,440	96,264
General Electric Co. (Miscellaneous Manufacturing)	47,440	762,835
Genesee & Wyoming, Inc.—Class A* (Transportation)	160	4,715
Global Payments, Inc. (Software)	400	17,800
Goodrich Corp. (Aerospace/Defense)	560	34,670
Graco, Inc. (Machinery—Diversified)	240	6,406
GrafTech International, Ltd.* (Electrical Components & Equipment)	560	7,034
Granite Construction, Inc. (Engineering & Construction)	160	4,941
Greif, Inc.—Class A (Packaging & Containers)	80	3,869

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Harsco Corp. (Miscellaneous Manufacturing)	400	$11,904
Heartland Express, Inc. (Transportation)	240	3,334
Hewitt Associates, Inc.* (Commercial Services)	400	15,792
Hexcel Corp.* (Aerospace/Defense Equipment)	400	4,400
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,120	120,557
Hub Group, Inc.—Class A* (Transportation)	160	3,858
Hubbell, Inc.—Class B (Electrical Components & Equipment)	240	10,334
IDEX Corp. (Machinery—Diversified)	400	11,288
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,920	83,693
IMS Health, Inc. (Software)	800	17,312
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,440	46,742
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	160	3,277
Iron Mountain, Inc.* (Commercial Services)	800	18,288
Itron, Inc.* (Electronics)	160	9,846
ITT Industries, Inc. (Miscellaneous Manufacturing)	800	38,648
J.B. Hunt Transport Services, Inc. (Transportation)	400	12,264
Jabil Circuit, Inc. (Electronics)	880	12,742
Jack Henry & Associates, Inc. (Computers)	400	8,784
Jacobs Engineering Group, Inc.* (Engineering & Construction)	560	21,162
Joy Global, Inc. (Machinery—Construction & Mining)	480	21,955
Kaman Corp. (Aerospace/Defense)	80	1,991
Kansas City Southern Industries, Inc.* (Transportation)	400	11,880
Kaydon Corp. (Metal Fabricate/Hardware)	160	5,230
KBR, Inc. (Engineering & Construction)	720	13,486
Kennametal, Inc. (Hand/Machine Tools)	400	9,792
Kirby Corp.* (Transportation)	240	7,786
Knight Transportation, Inc. (Transportation)	240	4,344
L-3 Communications Holdings, Inc. (Aerospace/Defense)	560	46,670
Landstar System, Inc. (Transportation)	240	8,710
Lender Processing Services, Inc. (Diversified Financial Services)	400	15,504
Lennox International, Inc. (Building Materials)	240	9,173
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	160	7,813
Littelfuse, Inc.* (Electrical Components & Equipment)	80	2,405
Lockheed Martin Corp. (Aerospace/Defense)	1,360	101,347
Louisiana-Pacific Corp.* (Forest Products & Paper)	560	3,982
Manitowoc Co. (Machinery—Diversified)	560	6,104
Manpower, Inc. (Commercial Services)	320	16,573
ManTech International Corp.—Class A* (Software)	80	3,833
Martin Marietta Materials (Building Materials)	160	12,669
Masco Corp. (Building Materials)	1,600	21,696
McDermott International, Inc.* (Engineering & Construction)	1,040	24,565
MDU Resources Group, Inc. (Electric)	800	17,616
MeadWestvaco Corp. (Forest Products & Paper)	640	15,405
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	160	15,595
Mine Safety Appliances Co. (Environmental Control)	160	3,854
Molex, Inc. (Electrical Components & Equipment)	320	6,451
Molex, Inc.—Class A (Electrical Components & Equipment)	320	5,642

Common Stocks, continued
	Shares	Value
Monster Worldwide, Inc.* (Internet)	560	$8,730
Moog, Inc.—Class A* (Aerospace/Defense)	160	4,829
MSC Industrial Direct Co.—Class A (Retail)	160	6,910
Mueller Industries, Inc. (Metal Fabricate/Hardware)	160	3,934
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	640	2,886
Nalco Holding Co. (Environmental Control)	640	15,091
National Instruments Corp. (Computers)	240	7,054
Navigant Consulting Co.* (Commercial Services)	240	3,254
Navistar International Corp.* (Auto Manufacturers)	240	8,878
NeuStar, Inc.* (Telecommunications)	320	7,187
Nordson Corp. (Machinery—Diversified)	160	9,046
Norfolk Southern Corp. (Transportation)	1,680	79,061
Northrop Grumman Corp. (Aerospace/Defense)	1,280	72,448
Old Dominion Freight Line, Inc.* (Transportation)	160	4,400
Orbital Sciences Corp.* (Aerospace/Defense)	240	3,794
Oshkosh Truck Corp. (Auto Manufacturers)	400	14,428
Overseas Shipholding Group, Inc. (Transportation)	80	3,569
Owens Corning, Inc.* (Building Materials)	480	12,350
Owens-Illinois, Inc.* (Packaging & Containers)	720	19,598
PACCAR, Inc. (Auto Manufacturers)	1,520	54,766
Packaging Corp. of America (Packaging & Containers)	480	10,584
Pactiv Corp.* (Packaging & Containers)	560	12,628
Pall Corp. (Miscellaneous Manufacturing)	560	19,303
Parker Hannifin Corp. (Miscellaneous Manufacturing)	720	40,255
Paychex, Inc. (Commercial Services)	1,440	41,746
Pentair, Inc. (Miscellaneous Manufacturing)	480	14,659
PerkinElmer, Inc. (Electronics)	560	11,278
PHH Corp.* (Commercial Services)	240	4,186
Plexus Corp.* (Electronics)	160	5,442
Precision Castparts Corp. (Metal Fabricate/Hardware)	640	67,360
Quanex Building Products Corp. (Building Materials)	160	2,573
Quanta Services, Inc.* (Commercial Services)	880	16,034
R.R. Donnelley & Sons Co. (Commercial Services)	960	19,027
Raytheon Co. (Aerospace/Defense)	1,760	92,277
Regal-Beloit Corp. (Hand/Machine Tools)	160	7,584
Republic Services, Inc. (Environmental Control)	1,360	36,434
Resources Connection, Inc.* (Commercial Services)	240	4,286
Robert Half International, Inc. (Commercial Services)	640	17,229
Rock-Tenn Co.—Class A (Forest Products & Paper)	160	6,830
Rockwell Automation, Inc. (Machinery—Diversified)	640	30,874
Rockwell Collins, Inc. (Aerospace/Defense)	720	38,297
Roper Industries, Inc. (Miscellaneous Manufacturing)	400	20,032
Ryder System, Inc. (Transportation)	240	8,736
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	80	3,240
Sealed Air Corp. (Packaging & Containers)	720	14,285
Shaw Group, Inc.* (Engineering & Construction)	400	12,916
Sherwin-Williams Co. (Chemicals)	400	25,340
Silgan Holdings, Inc. (Packaging & Containers)	80	4,148
Simpson Manufacturing Co., Inc. (Building Materials)	160	3,946
Smith Corp. (Miscellaneous Manufacturing)	80	3,406
Sonoco Products Co. (Packaging & Containers)	480	13,325
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	480	10,296
SPX Corp. (Miscellaneous Manufacturing)	240	13,066

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Stericycle, Inc.* (Environmental Control)	400	$21,172
Teekay Shipping Corp. (Transportation)	160	3,994
Teledyne Technologies, Inc.* (Aerospace/Defense)	160	5,962
Teleflex, Inc. (Miscellaneous Manufacturing)	160	9,146
TeleTech Holdings, Inc.* (Commercial Services)	160	3,046
Temple-Inland, Inc. (Forest Products & Paper)	480	8,338
Terex Corp.* (Machinery—Construction & Mining)	480	9,384
Tetra Tech, Inc.* (Environmental Control)	240	5,434
Texas Industries, Inc. (Building Materials)	80	2,715
Textron, Inc. (Miscellaneous Manufacturing)	1,200	23,436
The Brink’s Co. (Miscellaneous Manufacturing)	240	5,611
The Corporate Executive Board Co. (Commercial Services)	160	3,702
Thomas & Betts Corp.* (Electronics)	240	8,102
Timken Co. (Metal Fabricate/Hardware)	320	7,171
Toro Co. (Housewares)	160	6,232
Total System Services, Inc. (Software)	880	12,593
Towers Watson & Co.—Class A (Commercial Services)	160	6,981
TransDigm Group, Inc. (Aerospace/Defense Equipment)	160	7,723
Trimble Navigation, Ltd.* (Electronics)	560	12,818
Trinity Industries, Inc. (Miscellaneous Manufacturing)	320	5,005
TrueBlue, Inc.* (Commercial Services)	160	2,322
Tyco Electronics, Ltd. (Electronics)	2,080	51,750
Tyco International, Ltd. (Miscellaneous Manufacturing)	2,160	76,529
Union Pacific Corp. (Transportation)	2,240	135,520
United Parcel Service, Inc.—Class B (Transportation)	3,120	180,243
United Rentals, Inc.* (Commercial Services)	240	1,922
United Stationers, Inc.* (Distribution/Wholesale)	80	4,365
United Technologies Corp. (Aerospace/Defense)	3,920	264,522
URS Corp.* (Engineering & Construction)	400	17,952
USG Corp.* (Building Materials)	320	3,843
UTI Worldwide, Inc. (Transportation)	480	6,590
Valmont Industries, Inc. (Metal Fabricate/Hardware)	80	5,557
Veeco Instruments, Inc.* (Semiconductors)	160	5,091
Vishay Intertechnology, Inc.* (Electronics)	800	6,032
VistaPrint N.V.* (Commercial Services)	160	8,962
Vulcan Materials Co. (Building Materials)	480	21,211
W.W. Grainger, Inc. (Distribution/Wholesale)	240	23,827
Wabtec Corp. (Machinery—Diversified)	240	9,199
Waste Connections, Inc.* (Environmental Control)	320	10,294
Waste Management, Inc. (Environmental Control)	2,080	66,664
Watsco, Inc. (Distribution/Wholesale)	160	7,674
Werner Enterprises, Inc. (Transportation)	240	4,747
WESCO International, Inc.* (Distribution/Wholesale)	160	4,435
Weyerhaeuser Co. (Forest Products & Paper)	960	38,304
Woodward Governor Co. (Electronics)	240	6,103
World Fuel Services Corp. (Retail)	240	5,767
Wright Express Corp.* (Commercial Services)	160	4,698
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	240	6,264

TOTAL COMMON STOCKS (Cost $5,862,346)		6,335,398

Repurchase Agreements (28.8%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,140,004 (Collateralized by $1,071,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $1,163,335)	$1,140,000	$1,140,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $854,003 (Collateralized by $873,000 Federal Home Loan Mortgage Corp., 0.06%‡, 3/25/10, market value $872,918)	854,000	854,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $632,002 (Collateralized by $648,000 U.S. Treasury Notes, 1.75%, 3/31/14, market value $644,760)	632,000	632,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,626,000)		2,626,000

TOTAL INVESTMENT SECURITIES (Cost $8,488,346)—98.3%		8,961,398
Net other assets (liabilities)—1.7%		151,531

NET ASSETS—100.0%		$9,112,929

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $1,180,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Industrials Index	$4,043,159	$(101,897)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Industrials Index	3,314,069	(83,351)

		$(185,248)

Industrials UltraSector ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Aerospace/Defense	$991,433	10.9%
Aerospace/Defense Equipment	12,123	0.1%
Auto Manufacturers	78,072	0.9%
Building Materials	93,826	1.0%
Chemicals	25,340	0.3%
Commercial Services	251,380	2.8%
Computers	145,380	1.6%
Distribution/Wholesale	66,848	0.7%
Diversified Financial Services	15,504	0.2%

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

	Value	% of Net Assets
Electric	$17,616	0.2%
Electrical Components & Equipment	226,190	2.5%
Electronics	295,596	3.2%
Engineering & Construction	168,727	1.8%
Environmental Control	163,524	1.8%
Forest Products & Paper	72,859	0.8%
Hand/Machine Tools	29,138	0.3%
Household Products/Wares	26,605	0.3%
Housewares	6,232	0.1%
Internet	14,516	0.2%
Iron/Steel	3,240	NM
Machinery—Construction & Mining	196,364	2.1%
Machinery—Diversified	257,401	2.8%
Metal Fabricate/Hardware	92,138	1.0%
Miscellaneous Manufacturing	1,784,700	19.6%
Packaging & Containers	129,365	1.4%

	Value	% of Net Assets
Retail	$12,677	0.1%
Semiconductors	5,091	0.1%
Software	225,049	2.5%
Telecommunications	26,939	0.3%
Textiles	16,062	0.2%
Transportation	881,268	9.7%
Trucking & Leasing	4,195	NM
Other**	2,777,531	30.5%

Total	$9,112,929	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$6,335,398	$—	$—	$6,335,398
Repurchase Agreements	—	2,626,000	—	2,626,000

Total Investment Securities	6,335,398	2,626,000	—	8,961,398

Other Financial Instruments^	—	(185,248)	—	(185,248)

Total Investments	$6,335,398	$2,440,752	$—	$8,776,150

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Internet UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (54.7%)
	Shares	Value
Akamai Technologies, Inc.* (Internet)	14,241	$351,753
Allscripts Healthcare Solutions, Inc.* (Software)	10,998	181,027
Amazon.com, Inc.* (Internet)	6,204	778,044
Ariba, Inc.* (Internet)	18,048	227,224
Art Technology Group, Inc.* (Internet)	37,083	166,132
Blue Nile, Inc.* (Internet)	3,243	167,177
Check Point Software Technologies, Ltd.* (Internet)	11,844	378,771
Concur Technologies, Inc.* (Software)	6,204	245,989
Constant Contact, Inc.* (Internet)	8,883	156,696
CyberSource Corp.* (Internet)	12,126	219,238
DealerTrack Holdings, Inc.* (Internet)	9,306	167,229
Digital River, Inc.* (Internet)	7,614	191,340
E* TRADE Financial Corp.* (Diversified Financial Services)	192,465	292,547
EarthLink, Inc. (Internet)	23,124	187,536
eBay, Inc.* (Internet)	30,879	710,834
Expedia, Inc.* (Internet)	15,228	326,031
Google, Inc.—Class A* (Internet)	1,974	1,045,075
IAC/InterActiveCorp* (Internet)	13,536	271,803
Internap Network Services Corp.* (Internet)	27,918	124,235
j2 Global Communications, Inc.* (Internet)	9,729	199,834
Juniper Networks, Inc.* (Telecommunications)	20,868	518,152
Monster Worldwide, Inc.* (Internet)	16,215	252,792
Netflix, Inc.* (Internet)	5,217	324,758
NETGEAR, Inc.* (Telecommunications)	8,178	168,794
Priceline.com, Inc.* (Internet)	2,256	440,709
Quest Software, Inc.* (Software)	11,985	206,382
RealNetworks, Inc.* (Internet)	34,263	144,590
Salesforce.com, Inc.* (Software)	6,486	412,185
Sapient Corp.* (Internet)	22,983	178,118
SONICWALL, Inc.* (Internet)	17,907	136,451
Sonus Networks, Inc.* (Telecommunications)	66,270	139,830
TD Ameritrade Holding Corp.* (Diversified Financial Services)	19,317	343,070
Tibco Software, Inc.* (Internet)	27,072	242,565
United Online, Inc. (Internet)	23,124	146,144
ValueClick, Inc.* (Internet)	19,176	177,378
VeriSign, Inc.* (Internet)	16,074	368,255
Vocus, Inc.* (Internet)	7,050	113,646
WebMD Health Corp.* (Internet)	5,217	203,359
Websense, Inc.* (Internet)	10,011	185,504
Yahoo!, Inc.* (Internet)	41,454	622,224

TOTAL COMMON STOCKS (Cost $8,005,726)		11,713,421

Repurchase Agreements (47.2%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $4,382,015 (Collateralized by $4,308,000 of various U.S. Government Agency Obligations, 0.14%‡-6.25%, 3/5/10-2/1/11, market value $4,470,191)	$4,382,000	4,382,000

Repurchase Agreements, continued
	Principal Amount	Value
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $3,290,011 (Collateralized by $3,308,000 of various U.S. Government Agency Obligations, 0.06%‡-3.50%, 3/25/10-8/25/14, market value $3,357,329)	$3,290,000	$3,290,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $2,437,008 (Collateralized by $2,498,300 U.S. Treasury Notes, 1.75%, 3/31/14, market value $2,485,809)	2,437,000	2,437,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,109,000)		10,109,000

TOTAL INVESTMENT SECURITIES (Cost $18,114,726)—101.9%		21,822,421
Net other assets (liabilities)—(1.9)%		(397,177)

NET ASSETS — 100.0%		$21,425,244

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $4,630,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Internet Composite Index	$9,804,406	$(249,662)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Internet Composite Index	10,609,997	(280,475)

		$(530,137)

Internet UltraSector ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Diversified Financial Services	$635,617	3.0%
Internet	9,205,445	43.0%
Software	1,045,583	4.9%
Telecommunications	826,776	3.8%
Other**	9,711,823	45.3%

Total	$21,425,244	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Internet UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$11,713,421	$—	$—	$11,713,421
Repurchase Agreements	—	10,109,000	—	10,109,000

Total Investment Securities	11,713,421	10,109,000	—	21,822,421

Other Financial Instruments^	—	(530,137)	—	(530,137)

Total Investments	$11,713,421	$9,578,863	$—	$21,292,284

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Mobile Telecommunications UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (56.2%)
	Shares	Value
Leap Wireless International, Inc.* (Telecommunications)	6,080	$80,195
MetroPCS Communications, Inc.* (Telecommunications)	24,960	140,525
NII Holdings, Inc.—Class B* (Telecommunications)	16,640	544,794
Sprint Nextel Corp.* (Telecommunications)	263,040	862,771
Telephone & Data Systems, Inc. (Telecommunications)	5,120	161,536
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	4,480	127,322
US Cellular Corp.* (Telecommunications)	1,600	58,512

TOTAL COMMON STOCKS (Cost $1,578,143)		1,975,654

Repurchase Agreements (47.7%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $730,002 (Collateralized by $687,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $746,229)	$730,000	730,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $545,002 (Collateralized by $557,000 Federal Home Loan Mortgage Corp., 0.06%‡, 3/25/10, market value $556,948)	545,000	545,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $403,001 (Collateralized by $413,200 U.S. Treasury Notes, 1.75%, 3/31/14, market value $411,134)	403,000	403,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,678,000)		1,678,000

TOTAL INVESTMENT SECURITIES (Cost $3,256,143)—103.9%		3,653,654
Net other assets (liabilities)—(3.9)%		(136,669)

NET ASSETS—100.0%		$3,516,985

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $410,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Mobile Telecommunications Index	$1,416,526	$(63,858)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Mobile Telecommunications Index	1,849,953	(97,776)

		$(161,634)

Mobile Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Telecommunications	$1,975,654	56.2%
Other**	1,541,331	43.8%

Total	$3,516,985	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Mobile Telecommunications UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$1,975,654	$—	$—	$1,975,654
Repurchase Agreements	—	1,678,000	—	1,678,000

Total Investment Securities	1,975,654	1,678,000	—	3,653,654

Other Financial Instruments^	—	(161,634)	—	(161,634)

Total Investments	$1,975,654	$1,516,366	$—	$3,492,020

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Oil & Gas UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (78.0%)
	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	13,992	$892,410
Apache Corp. (Oil & Gas)	9,540	942,266
Arena Resources, Inc.* (Oil & Gas)	1,060	40,640
Atlas Energy, Inc.* (Oil & Gas)	2,332	70,543
Atwood Oceanics, Inc.* (Oil & Gas)	1,696	56,850
Baker Hughes, Inc. (Oil & Gas Services)	8,904	403,173
Berry Petroleum Co.—Class A (Oil & Gas)	1,060	28,705
Bill Barrett Corp.* (Oil & Gas)	1,060	32,860
BJ Services Co. (Oil & Gas Services)	8,480	175,282
Bristow Group, Inc.* (Transportation)	1,060	37,842
Cabot Oil & Gas Corp. (Oil & Gas)	2,968	113,585
Cameron International Corp.* (Oil & Gas Services)	6,996	263,469
Carrizo Oil & Gas, Inc.* (Oil & Gas)	848	20,352
Chart Industries, Inc.* (Machinery—Diversified)	848	13,678
Chesapeake Energy Corp. (Oil & Gas)	18,656	462,296
Chevron Corp. (Oil & Gas)	57,452	4,143,438
Cimarex Energy Co. (Oil & Gas)	2,332	114,758
CNX Gas Corp.* (Oil & Gas)	848	22,752
Complete Production Services, Inc.* (Oil & Gas Services)	1,696	21,251
Comstock Resources, Inc.* (Oil & Gas)	1,272	49,595
Concho Resources, Inc.* (Oil & Gas)	2,120	95,124
ConocoPhillips (Oil & Gas)	37,312	1,790,976
Continental Resources, Inc.* (Oil & Gas)	848	32,199
Core Laboratories N.V. (Oil & Gas Services)	636	74,380
Denbury Resources, Inc.* (Oil & Gas)	7,208	97,668
Devon Energy Corp. (Oil & Gas)	12,084	808,540
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,908	174,639
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,332	68,981
Drill-Quip, Inc.* (Oil & Gas Services)	848	44,512
El Paso Corp. (Pipelines)	20,140	204,421
Encore Acquisition Co.* (Oil & Gas)	1,696	80,763
Energen Corp. (Gas)	2,120	93,174
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	1,272	11,588
EOG Resources, Inc. (Oil & Gas)	7,208	651,747
EXCO Resources, Inc. (Oil & Gas)	4,876	85,525
Exterran Holdings, Inc.* (Oil & Gas Services)	1,696	34,395
Exxon Mobil Corp. (Oil & Gas)	136,104	8,769,181
First Solar, Inc.* (Energy—Alternate Sources)	1,272	144,118
FMC Technologies, Inc.* (Oil & Gas Services)	3,604	191,625
Forest Oil Corp.* (Oil & Gas)	2,968	71,588
Frontier Oil Corp. (Oil & Gas)	2,968	36,981
Global Industries, Ltd.* (Oil & Gas Services)	2,968	20,687
Goodrich Petroleum Corp.* (Oil & Gas)	848	17,664
Halliburton Co. (Oil & Gas Services)	25,652	749,295
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,756	$29,241
Helmerich & Payne, Inc. (Oil & Gas)	2,756	115,283
Hercules Offshore, Inc.* (Oil & Gas Services)	3,392	13,229
Hess Corp. (Oil & Gas)	8,480	490,059
Holly Corp. (Oil & Gas)	1,272	33,199
Key Energy Services, Inc.* (Oil & Gas Services)	3,604	34,851
Marathon Oil Corp. (Oil & Gas)	20,352	606,693
Mariner Energy, Inc.* (Oil & Gas)	2,968	42,888
Murphy Oil Corp. (Oil & Gas)	5,512	281,553
Nabors Industries, Ltd.* (Oil & Gas)	8,056	179,649
National-Oilwell Varco, Inc. (Oil & Gas Services)	12,084	494,236
Newfield Exploration Co.* (Oil & Gas)	3,816	186,755

Common Stocks, continued
	Shares	Value
Noble Corp. (Oil & Gas)	7,420	$299,174
Noble Energy, Inc. (Oil & Gas)	4,876	360,531
Occidental Petroleum Corp. (Oil & Gas)	23,320	1,826,889
Oceaneering International, Inc.* (Oil & Gas Services)	1,484	81,175
OGE Energy Corp. (Electric)	2,756	99,822
Oil States International, Inc.* (Oil & Gas Services)	1,484	54,671
Parker Drilling Co.* (Oil & Gas)	3,392	16,316
Patterson-UTI Energy, Inc. (Oil & Gas)	4,452	68,383
Penn Virginia Corp. (Oil & Gas)	1,272	30,871
Petrohawk Energy Corp.* (Oil & Gas)	8,692	194,092
Pioneer Natural Resources Co. (Oil & Gas)	3,180	139,856
Plains Exploration & Production Co.* (Oil & Gas)	4,028	134,334
Pride International, Inc.* (Oil & Gas)	4,452	131,779
Quicksilver Resources, Inc.* (Oil & Gas)	3,392	45,080
Range Resources Corp. (Oil & Gas)	4,452	204,792
Rowan Cos., Inc.* (Oil & Gas)	2,968	63,753
SandRidge Energy, Inc.* (Oil & Gas)	5,088	43,044
Schlumberger, Ltd. (Oil & Gas Services)	34,132	2,166,017
SEACOR SMIT, Inc.* (Oil & Gas Services)	636	44,679
Smith International, Inc. (Oil & Gas Services)	6,360	192,835
Southern Union Co. (Gas)	2,968	65,415
Southwestern Energy Co.* (Oil & Gas)	9,752	418,166
St. Mary Land & Exploration Co. (Oil & Gas)	1,696	54,340
Sunoco, Inc. (Oil & Gas)	3,392	85,105
SunPower Corp.—Class A* (Energy—Alternate Sources)	1,484	30,259
SunPower Corp.—Class B* (Electrical Components & Equipment)	1,272	23,621
Superior Energy Services, Inc.* (Oil & Gas Services)	2,120	48,696
Swift Energy Co.* (Oil & Gas)	1,060	26,564
Tesoro Petroleum Corp. (Oil & Gas)	4,028	50,350
TETRA Technologies, Inc.* (Oil & Gas Services)	2,120	22,175
The Williams Cos., Inc. (Pipelines)	16,536	344,610
Tidewater, Inc. (Oil & Gas Services)	1,484	69,481
Transocean, Ltd.* (Oil & Gas)	9,116	772,490
Ultra Petroleum Corp.* (Oil & Gas)	4,452	204,525
Unit Corp.* (Oil & Gas)	1,272	57,927
Valero Energy Corp. (Oil & Gas)	16,112	296,783
Weatherford International, Ltd.* (Oil & Gas Services)	19,928	312,471
Whiting Petroleum Corp.* (Oil & Gas)	1,484	98,775
XTO Energy, Inc. (Oil & Gas)	16,536	737,009

TOTAL COMMON STOCKS (Cost $17,782,188)		34,680,007

See accompanying notes to the financial statements.

PROFUNDS Oil & Gas UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (25.6%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $4,940,016 (Collateralized by $4,817,000 of various U.S. Government Agency Obligations, 0.14%‡-6.25%, 3/5/10-2/1/11, market value $5,041,293)	$4,940,000	$4,940,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $3,708,012 (Collateralized by $3,709,000 of various U.S. Government Agency Obligations, 0.06%‡-3.50%, 3/25/10-8/25/14, market value $3,783,336)	3,708,000	3,708,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $2,746,009 (Collateralized by $2,815,200 U.S. Treasury Notes, 1.75%, 3/31/14, market value $2,801,124)	2,746,000	2,746,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,394,000)		11,394,000

TOTAL INVESTMENT SECURITIES (Cost $29,176,188)—103.6%		46,074,007
Net other assets (liabilities)—(3.6)%		(1,593,740)

NET ASSETS—100.0%		$44,480,267

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $8,150,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$16,777,312	$(661,325)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	15,480,086	(572,845)

		$(1,234,170)

Oil & Gas UltraSector ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Electric	$99,822	0.2%
Electrical Components & Equipment	35,209	0.1%
Energy—Alternate Sources	174,377	0.4%
Gas	158,589	0.4%
Machinery—Diversified	13,678	NM
Oil & Gas	28,000,652	63.0%
Oil & Gas Services	5,610,807	12.6%
Pipelines	549,031	1.2%
Transportation	37,842	0.1%
Other**	9,800,260	22.0%

Total	$44,480,267	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$34,680,007	$—	$—	$34,680,007
Repurchase Agreements	—	11,394,000	—	11,394,000

Total Investment Securities	34,680,007	11,394,000	—	46,074,007

Other Financial Instruments^	—	(1,234,170)	—	(1,234,170)

Total Investments	$34,680,007	$10,159,830	$—	$44,839,837

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Oil Equipment, Services & Distribution UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (66.6%)
	Shares	Value
Atwood Oceanics, Inc.* (Oil & Gas)	1,736	$58,191
Baker Hughes, Inc. (Oil & Gas Services)	9,920	449,178
BJ Services Co. (Oil & Gas Services)	9,424	194,794
Bristow Group, Inc.* (Transportation)	1,116	39,841
Cameron International Corp.* (Oil & Gas Services)	7,812	294,200
Chart Industries, Inc.* (Machinery—Diversified)	868	14,001
Complete Production Services, Inc.* (Oil & Gas Services)	1,984	24,860
Core Laboratories N.V. (Oil & Gas Services)	744	87,011
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,108	192,945
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,604	77,026
Drill-Quip, Inc.* (Oil & Gas Services)	992	52,070
El Paso Corp. (Pipelines)	22,692	230,324
Exterran Holdings, Inc.* (Oil & Gas Services)	1,984	40,235
FMC Technologies, Inc.* (Oil & Gas Services)	3,968	210,979
Global Industries, Ltd.* (Oil & Gas Services)	3,348	23,336
Halliburton Co. (Oil & Gas Services)	28,768	840,313
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,100	32,891
Helmerich & Payne, Inc. (Oil & Gas)	3,100	129,673
Hercules Offshore, Inc.* (Oil & Gas Services)	3,720	14,508
Key Energy Services, Inc.* (Oil & Gas Services)	3,968	38,371
Nabors Industries, Ltd.* (Oil & Gas)	9,176	204,625
National-Oilwell Varco, Inc. (Oil & Gas Services)	13,516	552,804
Noble Corp. (Oil & Gas)	8,432	339,978
Oceaneering International, Inc.* (Oil & Gas Services)	1,612	88,176
OGE Energy Corp. (Electric)	3,100	112,282
Oil States International, Inc.* (Oil & Gas Services)	1,612	59,386
Parker Drilling Co.* (Oil & Gas)	3,720	17,893
Patterson-UTI Energy, Inc. (Oil & Gas)	4,960	76,186
Pride International, Inc.* (Oil & Gas)	5,084	150,486
Rowan Cos., Inc.* (Oil & Gas)	3,348	71,915
Schlumberger, Ltd. (Oil & Gas Services)	38,316	2,431,533
SEACOR SMIT, Inc.* (Oil & Gas Services)	620	43,555
Smith International, Inc. (Oil & Gas Services)	7,068	214,302
Superior Energy Services, Inc.* (Oil & Gas Services)	2,480	56,966
TETRA Technologies, Inc.* (Oil & Gas Services)	2,480	25,941
The Williams Cos., Inc. (Pipelines)	18,600	387,624
Tidewater, Inc. (Oil & Gas Services)	1,612	75,474
Transocean, Ltd.* (Oil & Gas)	10,292	872,144
Unit Corp.* (Oil & Gas)	1,488	67,763
Weatherford International, Ltd.* (Oil & Gas Services)	22,444	351,922

TOTAL COMMON STOCKS (Cost $5,540,258)		9,245,702

Repurchase Agreements (49.4%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $2,978,010 (Collateralized by $2,798,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $3,039,226)	$2,978,000	$2,978,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $2,236,007 (Collateralized by $2,252,000 of various U.S. Government Agency Obligations, 0.06%‡-3.50%, 3/25/10-8/25/14, market value $2,282,862)	2,236,000	2,236,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,655,006 (Collateralized by $1,696,800 U.S. Treasury Notes, 1.75%, 3/31/14, market value $1,688,316)	1,655,000	1,655,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,869,000)		6,869,000

TOTAL INVESTMENT SECURITIES (Cost $12,409,258)—116.0%		16,114,702
Net other assets (liabilities)—(16.0)%		(2,221,475)

NET ASSETS—100.0%		$13,893,227

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $3,441,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	$4,754,059	$(356,422)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	6,810,329	(315,093)

		$(671,515)

See accompanying notes to the financial statements.

PROFUNDS Oil Equipment, Services & Distribution UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Electric	$112,282	0.8%
Machinery—Diversified	14,001	0.1%
Oil & Gas	2,181,799	15.7%
Oil & Gas Services	6,279,831	45.2%
Pipelines	617,948	4.5%
Transportation	39,841	0.3%
Other**	4,647,525	33.4%

Total	$13,893,227	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$9,245,702	$—	$—	$9,245,702
Repurchase Agreements	—	6,869,000	—	6,869,000

Total Investment Securities	9,245,702	6,869,000	—	16,114,702

Other Financial Instruments^	—	(671,515)	—	(671,515)

Total Investments	$9,245,702	$6,197,485	$—	$15,443,187

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Pharmaceuticals UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (64.8%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	3,758	$198,948
Alkermes, Inc.* (Pharmaceuticals)	441	4,825
Allergan, Inc. (Pharmaceuticals)	1,372	78,890
Auxilium Pharmaceuticals, Inc.* (Healthcare—Products)	196	5,519
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,693	187,401
Cephalon, Inc.* (Pharmaceuticals)	343	21,897
Eli Lilly & Co. (Pharmaceuticals)	4,459	156,957
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	490	9,854
Forest Laboratories, Inc.* (Pharmaceuticals)	1,372	40,666
Hospira, Inc.* (Pharmaceuticals)	735	37,220
Johnson & Johnson (Healthcare—Products)	12,495	785,436
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,127	13,535
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	245	5,662
Merck & Co., Inc. (Pharmaceuticals)	13,769	525,700
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,372	25,012
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	147	3,869
Perrigo Co. (Pharmaceuticals)	392	17,358
Pfizer, Inc. (Pharmaceuticals)	36,407	679,355
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	245	7,169
Theravance, Inc.* (Pharmaceuticals)	245	2,688
Valeant Pharmaceuticals International* (Pharmaceuticals)	294	9,840
Warner Chilcott PLC—Class A* (Pharmaceuticals)	441	12,053
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	490	18,801

TOTAL COMMON STOCKS (Cost $2,541,282)		2,848,655

Repurchase Agreements (32.2%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $615,002 (Collateralized by $579,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $628,918)	$615,000	615,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $458,002 (Collateralized by $469,000 Federal Home Loan Mortgage Corp., 0.06%‡, 3/25/10, market value $468,956)	458,000	458,000

Repurchase Agreements, continued
	Principal Amount	Value
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $340,001 (Collateralized by $348,700 U.S. Treasury Notes, 1.75%, 3/31/14, market value $346,957)	$340,000	$340,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,413,000)		1,413,000

TOTAL INVESTMENT SECURITIES (Cost $3,954,282)—97.0%		4,261,655
Net other assets (liabilities)—3.0%		131,372

NET ASSETS—100.0%		$4,393,027

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $790,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$1,433,079	$(17,302)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Pharmaceuticals Index	2,143,598	(25,171)

		$(42,473)

Pharmaceuticals UltraSector ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Healthcare—Products	$790,955	18.0%
Pharmaceuticals	2,057,700	46.8%
Other**	1,544,372	35.2%

Total	$4,393,027	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Pharmaceuticals UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$2,848,655	$—	$—	$2,848,655
Repurchase Agreements	—	1,413,000	—	1,413,000

Total Investment Securities	2,848,655	1,413,000	—	4,261,655

Other Financial Instruments^	—	(42,473)	—	(42,473)

Total Investments	$2,848,655	$1,370,527	$—	$4,219,182

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Precious Metals UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (119.1%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $33,119,110 (Collateralized by $33,550,000 of various U.S. Government Agency Obligations, 0.08%‡-1.10%, 3/5/10-4/1/10, market value $33,785,777)	$33,119,000	$33,119,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $24,883,083 (Collateralized by $25,390,000 of various U.S. Government Agency Obligations, 0.14%‡-4.15%, 4/13/10-12/17/18, market value $25,382,662)	24,883,000	24,883,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $18,432,061 (Collateralized by $18,895,200 U.S. Treasury Notes, 1.75%, 3/31/14, market value $18,800,724)	18,432,000	18,432,000

TOTAL REPURCHASE AGREEMENTS (Cost $76,434,000)		76,434,000

TOTAL INVESTMENT SECURITIES (Cost $76,434,000)—119.1%		76,434,000
Net other assets (liabilities)—(19.1)%		(12,262,106)

NET ASSETS—100.0%		$64,171,894

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $25,887,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$51,365,959	$(3,351,673)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	44,937,489	(3,532,296)

		$(6,883,969)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$—	$76,434,000	$—	$76,434,000

Total Investment Securities	—	76,434,000	—	76,434,000

Other Financial Instruments^	—	(6,883,969)	—	(6,883,969)

Total Investments	$—	$69,550,031	$—	$69,550,031

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Real Estate UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (71.9%)
	Shares	Value
Alexandria Real Estate Equities, Inc. (REIT)	1,460	$87,206
AMB Property Corp. (REIT)	4,964	119,136
American Campus Communities, Inc. (REIT)	1,825	46,830
Annaly Mortgage Management, Inc. (REIT)	18,761	326,066
Apartment Investment and Management Co.—Class A (REIT)	3,942	60,549
Avalonbay Communities, Inc. (REIT)	2,774	212,516
BioMed Realty Trust, Inc. (REIT)	3,285	47,862
Boston Properties, Inc. (REIT)	4,745	307,808
Brandywine Realty Trust (REIT)	4,380	49,187
BRE Properties, Inc.—Class A (REIT)	1,825	58,528
Brookfield Properties Corp. (Real Estate)	8,833	105,731
Camden Property Trust (REIT)	2,190	84,906
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	8,468	104,156
CBL & Associates Properties, Inc. (REIT)	4,672	46,720
Chimera Investment Corp. (REIT)	21,389	83,845
Colonial Properties Trust (REIT)	2,263	24,916
Corporate Office Properties Trust (REIT)	1,971	70,345
DCT Industrial Trust, Inc. (REIT)	7,081	35,051
Developers Diversified Realty Corp. (REIT)	4,307	35,533
DiamondRock Hospitality Co. (REIT)	4,146	33,747
Digital Realty Trust, Inc. (REIT)	2,409	115,632
Douglas Emmett, Inc. (REIT)	4,161	57,547
Duke-Weeks Realty Corp. (REIT)	7,592	85,941
EastGroup Properties, Inc. (REIT)	876	33,516
Entertainment Properties Trust (REIT)	1,460	50,969
Equity Lifestyle Properties, Inc. (REIT)	1,022	49,383
Equity Residential Properties Trust (REIT)	9,344	299,475
Essex Property Trust, Inc. (REIT)	1,022	81,443
Federal Realty Investment Trust (REIT)	2,044	131,593
Forest City Enterprises, Inc.—Class A* (Real Estate)	4,015	45,410
Forestar Group, Inc.* (Real Estate)	1,241	23,045
Franklin Street Properties Corp. (REIT)	2,409	30,257
Hatteras Financial Corp. (REIT)	1,241	33,991
HCP, Inc. (REIT)	9,855	279,389
Health Care REIT, Inc. (REIT)	4,161	178,923
Healthcare Realty Trust, Inc. (REIT)	1,971	41,332
Highwoods Properties, Inc. (REIT)	2,409	72,776
Home Properties, Inc. (REIT)	1,168	51,777
Hospitality Properties Trust (REIT)	4,161	92,041
Host Marriott Corp. (REIT)	21,462	227,497
HRPT Properties Trust (REIT)	7,665	51,126
Jones Lang LaSalle, Inc. (Real Estate)	1,387	79,073
Kilroy Realty Corp. (REIT)	1,460	42,179
Kimco Realty Corp. (REIT)	13,651	172,276
LaSalle Hotel Properties (REIT)	2,190	44,129
Lexington Realty Trust (REIT)	3,285	19,546
Liberty Property Trust (REIT)	3,796	115,398
Mack-Cali Realty Corp. (REIT)	2,628	85,725
MFA Financial, Inc. (REIT)	9,271	68,235
Mid-America Apartment Communities, Inc. (REIT)	949	44,527
National Retail Properties, Inc. (REIT)	2,774	56,035
Nationwide Health Properties, Inc. (REIT)	3,796	125,116
OMEGA Healthcare Investors, Inc. (REIT)	2,920	54,633
Plum Creek Timber Co., Inc. (Forest Products & Paper)	5,548	200,671
Post Properties, Inc. (REIT)	1,679	29,970

Common Stocks, continued
	Shares	Value
Potlatch Corp. (Forest Products & Paper)	1,314	$40,340
ProLogis (REIT)	16,060	202,356
Public Storage, Inc. (REIT)	4,380	346,808
Rayonier, Inc. (Forest Products & Paper)	2,701	113,415
Realty Income Corp. (REIT)	3,577	99,906
Redwood Trust, Inc. (REIT)	2,336	33,405
Regency Centers Corp. (REIT)	2,993	100,236
Senior Housing Properties Trust (REIT)	4,307	89,801
Simon Property Group, Inc. (REIT)	9,709	699,048
SL Green Realty Corp. (REIT)	2,628	119,548
St. Joe Co.* (Real Estate)	3,139	81,614
Sunstone Hotel Investors, Inc.* (REIT)	3,212	27,591
Tanger Factory Outlet Centers, Inc. (REIT)	1,387	53,122
Taubman Centers, Inc. (REIT)	1,825	57,780
The Macerich Co. (REIT)	3,212	99,090
UDR, Inc. (REIT)	5,183	80,647
Ventas, Inc. (REIT)	5,329	224,884
Vornado Realty Trust (REIT)	6,132	396,618
Washington REIT (REIT)	2,044	53,532
Weingarten Realty Investors (REIT)	4,088	76,323

TOTAL COMMON STOCKS (Cost $5,517,581)		8,107,278

Repurchase Agreements (29.6%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,449,005 (Collateralized by $1,362,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $1,479,423)	$1,449,000	1,449,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,085,004 (Collateralized by $1,108,000 Federal Home Loan Mortgage Corp., 0.06%‡, 3/25/10, market value $1,107,896)	1,085,000	1,085,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $803,003 (Collateralized by $823,300 U.S. Treasury Notes, 1.75%, 3/31/14, market value $819,184)	803,000	803,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,337,000)		3,337,000

TOTAL INVESTMENT SECURITIES (Cost $8,854,581)—101.5%		11,444,278
Net other assets (liabilities)—(1.5)%		(163,818)

NET ASSETS—100.0%		$11,280,460

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $1,589,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

See accompanying notes to the financial statements.

PROFUNDS Real Estate UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$5,646,620	$(77,347)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	3,184,171	(47,462)

		$(124,809)

Real Estate UltraSector ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Forest Products & Paper	$354,426	3.1%
REIT	7,313,823	64.9%
Real Estate	439,029	3.9%
Other**	3,173,182	28.1%

Total	$11,280,460	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$8,107,278	$—	$—	$8,107,278
Repurchase Agreements	—	3,337,000	—	3,337,000

Total Investment Securities	8,107,278	3,337,000	—	11,444,278

Other Financial Instruments^	—	(124,809)	—	(124,809)

Total Investments	$8,107,278	$3,212,191	$—	$11,319,469

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Semiconductor UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (58.7%)
	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors)	15,529	$115,846
Altera Corp. (Semiconductors)	7,618	162,416
Amkor Technology, Inc.* (Semiconductors)	2,930	16,672
Analog Devices, Inc. (Semiconductors)	7,325	197,482
Applied Materials, Inc. (Semiconductors)	34,281	417,543
Applied Micro Circuits Corp.* (Semiconductors)	1,758	12,886
Atheros Communications* (Telecommunications)	1,465	46,983
Atmel Corp.* (Semiconductors)	10,255	47,583
ATMI, Inc.* (Semiconductors)	879	14,750
Broadcom Corp.—Class A* (Semiconductors)	11,134	297,500
Cabot Microelectronics Corp.* (Chemicals)	586	20,598
Cree Research, Inc.* (Semiconductors)	2,344	131,053
Cymer, Inc.* (Electronics)	879	27,574
Cypress Semiconductor Corp.* (Semiconductors)	3,809	38,280
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,223	28,942
FormFactor, Inc.* (Semiconductors)	1,172	18,131
Integrated Device Technology, Inc.* (Semiconductors)	4,102	23,258
Intel Corp. (Semiconductors)	141,812	2,751,153
InterDigital, Inc.* (Telecommunications)	1,172	29,054
International Rectifier Corp.* (Semiconductors)	1,758	31,714
Intersil Corp.—Class A (Semiconductors)	3,223	43,414
KLA-Tencor Corp. (Semiconductors)	4,395	123,939
Lam Research Corp.* (Semiconductors)	3,223	106,391
Linear Technology Corp. (Semiconductors)	5,274	137,651
LSI Logic Corp.* (Semiconductors)	16,408	81,876
Marvell Technology Group, Ltd.* (Semiconductors)	12,306	214,494
Maxim Integrated Products, Inc. (Semiconductors)	7,911	138,284
MEMC Electronic Materials, Inc.* (Semiconductors)	5,567	70,033
Microchip Technology, Inc. (Semiconductors)	4,688	120,997
Micron Technology, Inc.* (Semiconductors)	21,682	189,067
Microsemi Corp.* (Semiconductors)	2,051	30,642
National Semiconductor Corp. (Semiconductors)	6,153	81,589
Novellus Systems, Inc.* (Semiconductors)	2,344	48,990
NVIDIA Corp.* (Semiconductors)	13,771	211,936
OmniVision Technologies, Inc.* (Semiconductors)	1,172	15,119
ON Semiconductor Corp.* (Semiconductors)	10,841	78,164
PMC-Sierra, Inc.* (Semiconductors)	5,860	46,587
Rambus, Inc.* (Semiconductors)	2,637	57,856
RF Micro Devices, Inc.* (Telecommunications)	6,153	23,689
SanDisk Corp.* (Computers)	5,860	148,961
Semtech Corp.* (Semiconductors)	1,465	21,946
Silicon Laboratories, Inc.* (Semiconductors)	1,172	49,505
Skyworks Solutions, Inc.* (Semiconductors)	4,395	55,772
STEC, Inc.* (Computers)	879	12,324
Teradyne, Inc.* (Semiconductors)	4,395	41,049
Tessera Technologies, Inc.* (Semiconductors)	1,172	20,123
Texas Instruments, Inc. (Semiconductors)	32,523	731,767
TriQuint Semiconductor, Inc.* (Semiconductors)	3,809	22,854
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,758	51,562

Common Stocks, continued
	Shares	Value
Xilinx, Inc. (Semiconductors)	7,032	$165,815
Zoran Corp.* (Semiconductors)	1,172	12,857

TOTAL COMMON STOCKS (Cost $6,275,760)		7,584,671

Repurchase Agreements (50.8%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $2,848,009 (Collateralized by $2,676,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $2,906,708)	$2,848,000	2,848,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $2,138,007 (Collateralized by $2,152,000 of various U.S. Government Agency Obligations, 0.06%‡-3.50%, 3/25/10-8/25/14, market value $2,183,068)	2,138,000	2,138,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,584,005 (Collateralized by $1,624,000 U.S. Treasury Notes, 1.75%, 3/31/14, market value $1,615,880)	1,584,000	1,584,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,570,000)		6,570,000

TOTAL INVESTMENT SECURITIES (Cost $12,845,760)—109.5%		14,154,671
Net other assets (liabilities)—(9.5)%		(1,229,191)

NET ASSETS—100.0%		$12,925,480

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $3,120,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$5,618,479	$(383,747)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Semiconductors Index	6,197,703	(353,806)

		$(737,553)

See accompanying notes to the financial statements.

PROFUNDS Semiconductor UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Semiconductor UltraSector ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Chemicals	$20,598	0.2%
Computers	161,285	1.2%
Electronics	27,574	0.2%
Semiconductors	7,275,488	56.3%
Telecommunications	99,726	0.8%
Other**	5,340,809	41.3%

Total	$12,925,480	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$7,584,671	$—	$—	$7,584,671
Repurchase Agreements	—	6,570,000	—	6,570,000

Total Investment Securities	7,584,671	6,570,000	—	14,154,671

Other Financial Instruments^	—	(737,553)	—	(737,553)

Total Investments	$7,584,671	$5,832,447	$—	$13,417,118

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (74.4%)
	Shares	Value
3Com Corp.* (Telecommunications)	1,888	$14,066
ACI Worldwide, Inc.* (Software)	236	3,778
ADC Telecommunications, Inc.* (Telecommunications)	472	2,506
Adobe Systems, Inc.* (Software)	2,596	83,851
ADTRAN, Inc. (Telecommunications)	236	5,003
Advanced Micro Devices, Inc.* (Semiconductors)	3,068	22,887
Advent Software, Inc.* (Software)	236	8,909
Akamai Technologies, Inc.* (Internet)	944	23,317
Allscripts Healthcare Solutions, Inc.* (Software)	236	3,885
Altera Corp. (Semiconductors)	1,416	30,189
Amdocs, Ltd.* (Telecommunications)	944	26,989
American Tower Corp.* (Telecommunications)	2,124	90,164
Amkor Technology, Inc.* (Semiconductors)	472	2,686
Analog Devices, Inc. (Semiconductors)	1,416	38,175
ANSYS, Inc.* (Software)	472	19,758
AOL, Inc.* (Internet)	472	11,314
Apple Computer, Inc.* (Computers)	4,484	861,466
Applied Materials, Inc. (Semiconductors)	6,844	83,360
Applied Micro Circuits Corp.* (Semiconductors)	236	1,730
Ariba, Inc.* (Internet)	472	5,942
Arris Group, Inc.* (Telecommunications)	708	7,108
athenahealth, Inc.* (Software)	236	9,284
Atheros Communications* (Telecommunications)	236	7,569
Atmel Corp.* (Semiconductors)	2,124	9,855
ATMI, Inc.* (Semiconductors)	236	3,960
Autodesk, Inc.* (Software)	1,180	28,072
Blackboard, Inc.* (Software)	236	9,301
BMC Software, Inc.* (Software)	944	36,476
Brightpoint, Inc.* (Distribution/Wholesale)	236	1,378
Broadcom Corp.—Class A* (Semiconductors)	2,124	56,753
Brocade Communications Systems, Inc.* (Computers)	2,124	14,592
CA, Inc. (Software)	2,124	46,813
Cabot Microelectronics Corp.* (Chemicals)	236	8,295
CACI International, Inc.—Class A* (Computers)	236	11,321
Cadence Design Systems, Inc.* (Computers)	1,416	8,227
Cerner Corp.* (Software)	236	17,853
Check Point Software Technologies, Ltd.* (Internet)	944	30,189
Ciena Corp.* (Telecommunications)	472	6,018
Cisco Systems, Inc.* (Telecommunications)	29,028	652,259
Citrix Systems, Inc.* (Software)	944	39,223
Cognizant Technology Solutions Corp.* (Computers)	1,416	61,823
Computer Sciences Corp.* (Computers)	708	36,320
Compuware Corp.* (Software)	1,180	8,956
Comtech Telecommunications Corp.* (Telecommunications)	236	$8,345
Concur Technologies, Inc.* (Software)	236	9,357
Corning, Inc. (Telecommunications)	7,788	140,807
Cree Research, Inc.* (Semiconductors)	472	26,390
Crown Castle International Corp.* (Telecommunications)	1,180	43,589
CSG Systems International, Inc.* (Software)	236	4,581
Cymer, Inc.* (Electronics)	236	7,403
Cypress Semiconductor Corp.* (Semiconductors)	708	7,115
Dell, Inc.* (Computers)	8,732	112,643
Diebold, Inc. (Computers)	236	6,271
Digital River, Inc.* (Internet)	236	5,931

Common Stocks, continued
	Shares	Value
DST Systems, Inc.* (Computers)	236	$10,698
EarthLink, Inc. (Internet)	472	3,828
Echostar Holding Corp.* (Telecommunications)	236	4,531
Electronics for Imaging, Inc.* (Computers)	236	2,735
EMC Corp.* (Computers)	10,148	169,167
Emulex Corp.* (Semiconductors)	472	5,305
Equinix, Inc.* (Internet)	236	22,710
F5 Networks, Inc.* (Internet)	472	23,331
Fair Isaac Corp. (Software)	236	5,175
Fairchild Semiconductor International, Inc.* (Semiconductors)	708	6,358
FormFactor, Inc.* (Semiconductors)	236	3,651
Gartner Group, Inc.* (Commercial Services)	236	5,050
Google, Inc.—Class A* (Internet)	1,180	624,716
Harmonic, Inc.* (Telecommunications)	472	2,865
Harris Corp. (Telecommunications)	708	30,387
Hewlett-Packard Co. (Computers)	12,036	566,535
IAC/InterActiveCorp* (Internet)	472	9,478
Informatica Corp.* (Software)	472	11,182
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	708	11,965
Insight Enterprises, Inc.* (Retail)	236	2,716
Integrated Device Technology, Inc.* (Semiconductors)	944	5,352
Intel Corp. (Semiconductors)	28,084	544,830
InterDigital, Inc.* (Telecommunications)	236	5,850
Intermec, Inc.* (Machinery—Diversified)	236	3,132
International Business Machines Corp. (Computers)	6,608	808,753
International Rectifier Corp.* (Semiconductors)	472	8,515
Intersil Corp.—Class A (Semiconductors)	708	9,537
Intuit, Inc.* (Software)	1,416	41,928
j2 Global Communications, Inc.* (Internet)	236	4,847
JDA Software Group, Inc.* (Software)	236	6,186
JDS Uniphase Corp.* (Telecommunications)	1,180	9,275
Juniper Networks, Inc.* (Telecommunications)	2,596	64,459
KLA-Tencor Corp. (Semiconductors)	944	26,621
Lam Research Corp.* (Semiconductors)	708	23,371
Lexmark International, Inc.—Class A* (Computers)	472	12,173
Linear Technology Corp. (Semiconductors)	944	24,638
LSI Logic Corp.* (Semiconductors)	3,304	16,487
Marvell Technology Group, Ltd.* (Semiconductors)	2,360	41,135
Maxim Integrated Products, Inc. (Semiconductors)	1,652	28,877
McAfee, Inc.* (Internet)	708	26,692
MEMC Electronic Materials, Inc.* (Semiconductors)	1,180	14,844
Mentor Graphics Corp.* (Computers)	472	3,785
Microchip Technology, Inc. (Semiconductors)	944	24,365
Micron Technology, Inc.* (Semiconductors)	4,248	37,043
Micros Systems, Inc.* (Computers)	472	13,490
Microsemi Corp.* (Semiconductors)	472	7,052
Microsoft Corp. (Software)	39,884	1,123,931
Motorola, Inc.* (Telecommunications)	10,856	66,764
National Semiconductor Corp. (Semiconductors)	1,180	15,647
NCR Corp.* (Computers)	708	8,475
NetApp, Inc.* (Computers)	1,652	48,123
Novell, Inc.* (Software)	1,652	7,384

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks, continued
	Shares	Value
Novellus Systems, Inc.* (Semiconductors)	472	$9,865
Nuance Communications, Inc.* (Software)	1,180	17,724
NVIDIA Corp.* (Semiconductors)	2,832	43,585
OmniVision Technologies, Inc.* (Semiconductors)	236	3,044
ON Semiconductor Corp.* (Semiconductors)	2,124	15,314
Oracle Corp. (Software)	19,352	446,257
Palm, Inc.* (Computers)	708	7,356
Parametric Technology Corp.* (Software)	472	7,816
Pitney Bowes, Inc. (Office/Business Equipment)	944	19,748
Plantronics, Inc. (Telecommunications)	236	6,235
PMC-Sierra, Inc.* (Semiconductors)	1,180	9,381
Polycom, Inc.* (Telecommunications)	472	10,587
Progress Software Corp.* (Software)	236	6,639
QLogic Corp.* (Semiconductors)	472	8,114
Qualcomm, Inc. (Telecommunications)	8,260	323,709
Quality Systems, Inc. (Software)	236	12,163
Quest Software, Inc.* (Software)	236	4,064
Rackspace Hosting, Inc.* (Internet)	472	8,600
Rambus, Inc.* (Semiconductors)	472	10,356
Red Hat, Inc.* (Software)	944	25,696
RF Micro Devices, Inc.* (Telecommunications)	1,180	4,543
Riverbed Technology, Inc.* (Computers)	236	$5,291
Rovi Corp.* (Semiconductors)	472	13,627
SAIC, Inc.* (Commercial Services)	944	17,304
Salesforce.com, Inc.* (Software)	472	29,996
SanDisk Corp.* (Computers)	1,180	29,996
SAVVIS, Inc.* (Telecommunications)	236	3,715
SBA Communications Corp.—Class A* (Telecommunications)	472	15,618
Seagate Technology (Computers)	2,596	43,431
Semtech Corp.* (Semiconductors)	236	3,535
Silicon Laboratories, Inc.* (Semiconductors)	236	9,969
Skyworks Solutions, Inc.* (Semiconductors)	944	11,979
Solera Holdings, Inc. (Software)	236	7,814
Sonus Networks, Inc.* (Telecommunications)	944	1,992
SRA International, Inc.—Class A* (Computers)	236	4,064
STEC, Inc.* (Computers)	236	3,309
Sybase, Inc.* (Software)	472	19,196
Sycamore Networks, Inc. (Telecommunications)	236	4,576
Symantec Corp.* (Internet)	4,248	72,004
Synaptics, Inc.* (Computers)	236	5,973
Syniverse Holdings, Inc.* (Telecommunications)	236	3,967
Synopsys, Inc.* (Computers)	708	15,059
Tech Data Corp.* (Distribution/Wholesale)	236	9,617
Tekelec* (Telecommunications)	236	3,535
Tellabs, Inc.* (Telecommunications)	1,888	12,140
Teradata Corp.* (Computers)	944	26,404
Teradyne, Inc.* (Semiconductors)	944	8,817
Tessera Technologies, Inc.* (Semiconductors)	236	4,052
Texas Instruments, Inc. (Semiconductors)	6,372	143,370
Tibco Software, Inc.* (Internet)	944	8,458
TriQuint Semiconductor, Inc.* (Semiconductors)	708	4,248
Unisys Corp.* (Computers)	236	6,818
United Online, Inc. (Internet)	472	2,983
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	472	13,844
VeriFone Holdings, Inc.* (Software)	472	8,397
VeriSign, Inc.* (Internet)	944	21,627
VMware, Inc.—Class A* (Software)	236	10,717
Websense, Inc.* (Internet)	236	4,373

Common Stocks, continued
	Shares	Value
Western Digital Corp.* (Computers)	1,180	$44,828
Xerox Corp. (Office/Business Equipment)	4,484	39,101
Xilinx, Inc. (Semiconductors)	1,416	33,389
Yahoo!, Inc.* (Internet)	6,608	99,186
Zoran Corp.* (Semiconductors)	236	2,589

TOTAL COMMON STOCKS (Cost $7,463,369)		9,261,700

Repurchase Agreements (45.6%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $2,468,008 (Collateralized by $2,318,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $2,517,843)	$2,468,000	2,468,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,849,006 (Collateralized by $1,888,000 Federal Home Loan Mortgage Corp., 0.06%‡, 3/25/10, market value $1,887,823)	1,849,000	1,849,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,369,005 (Collateralized by $1,403,500 U.S. Treasury Notes, 1.75%, 3/31/14, market value $1,396,483)	1,369,000	1,369,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,686,000)		5,686,000

TOTAL INVESTMENT SECURITIES (Cost $13,149,369)—120.0%		14,947,700
Net other assets (liabilities)—(20.0)%		(2,493,908)

NET ASSETS—100.0%		$12,453,792

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $2,950,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$4,737,749	$(227,697)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Technology Index	4,693,175	(469,207)

		$(696,904)

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Technology UltraSector ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Chemicals	$8,295	0.1%
Commercial Services	22,354	0.2%
Computers	2,949,126	23.7%
Distribution/Wholesale	22,960	0.2%
Electronics	7,403	0.1%
Internet	1,009,526	8.1%
Machinery—Diversified	3,132	NM
Office/Business Equipment	58,849	0.5%
Retail	2,716	NM
Semiconductors	1,475,806	11.8%
Software	2,122,362	17.0%
Telecommunications	1,579,171	12.7%
Other**	3,192,092	25.6%

Total	$12,453,792	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$9,261,700	$—	$—	$9,261,700
Repurchase Agreements	—	5,686,000	—	5,686,000

Total Investment Securities	9,261,700	5,686,000	—	14,947,700

Other Financial Instruments^	—	(696,904)	—	(696,904)

Total Investments	$9,261,700	$4,989,096	$—	$14,250,796

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Telecommunications UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (57.6%)
	Shares	Value
AT&T, Inc. (Telecommunications)	15,202	$385,523
CenturyTel, Inc. (Telecommunications)	1,118	38,023
Cincinnati Bell, Inc.* (Telecommunications)	774	2,252
Frontier Communications Corp. (Telecommunications)	1,161	8,835
Leap Wireless International, Inc.* (Telecommunications)	215	2,836
Leucadia National Corp.* (Holding Companies—Diversified)	731	16,323
Level 3 Communications, Inc.* (Telecommunications)	5,977	8,308
MetroPCS Communications, Inc.* (Telecommunications)	946	5,326
NII Holdings, Inc.—Class B* (Telecommunications)	602	19,709
Qwest Communications International, Inc. (Telecommunications)	5,160	21,724
Sprint Nextel Corp.* (Telecommunications)	10,492	34,414
Telephone & Data Systems, Inc. (Telecommunications)	172	5,427
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	172	4,888
tw telecom, Inc.* (Telecommunications)	559	8,614
US Cellular Corp.* (Telecommunications)	43	1,573
Verizon Communications, Inc. (Telecommunications)	10,621	312,470
Virgin Media, Inc. (Telecommunications)	1,075	15,254
Windstream Corp. (Telecommunications)	1,634	16,847

TOTAL COMMON STOCKS (Cost $757,134)		908,346

Repurchase Agreements (32.4%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $223,001 (Collateralized by $210,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $228,105)	$223,000	223,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $165,001 (Collateralized by $169,000 Federal Home Loan Mortgage Corp., 0.06%‡, 3/25/10, market value $168,984)	165,000	165,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $122,000 (Collateralized by $125,100 U.S. Treasury Notes, 1.75%, 3/31/14, market value $124,475)	122,000	122,000

TOTAL REPURCHASE AGREEMENTS (Cost $510,000)		510,000

TOTAL INVESTMENT SECURITIES (Cost $1,267,134)—90.0%		1,418,346
Net other assets (liabilities)—10.0%		157,978

NET ASSETS—100.0%		$1,576,324

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $130,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$449,763	$(11,270)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Telecommunications Index	1,032,599	(22,406)

		$(33,676)

Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Holding Companies—Diversified	$16,323	1.0%
Telecommunications	892,023	56.6%
Other**	667,978	42.4%

Total	$1,576,324	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Telecommunications UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$908,346	$—	$—	$908,346
Repurchase Agreements	—	510,000	—	510,000

Total Investment Securities	908,346	510,000	—	1,418,346

Other Financial Instruments^	—	(33,676)	—	(33,676)

Total Investments	$908,346	$476,324	$—	$1,384,670

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Utilities UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Common Stocks (58.9%)
	Shares	Value
AGL Resources, Inc. (Gas)	1,125	$39,701
Allegheny Energy, Inc. (Electric)	2,550	53,423
ALLETE, Inc. (Electric)	450	14,085
Alliant Energy Corp. (Electric)	1,650	51,480
Ameren Corp. (Electric)	3,150	80,483
American Electric Power, Inc. (Electric)	7,125	246,881
American Water Works Co., Inc. (Water)	1,350	29,430
Aqua America, Inc. (Water)	2,025	33,595
Atmos Energy Corp. (Gas)	1,350	37,287
Avista Corp. (Electric)	825	16,814
Black Hills Corp. (Electric)	600	15,588
California Water Service Group (Water)	300	10,896
Calpine Corp.* (Electric)	5,175	56,666
CenterPoint Energy, Inc. (Electric)	5,475	76,376
Cleco Corp. (Electric)	900	23,328
CMS Energy Corp. (Electric)	3,375	51,199
Consolidated Edison, Inc. (Electric)	4,200	183,708
Constellation Energy Group, Inc. (Electric)	2,700	87,156
Covanta Holding Corp.* (Energy—Alternate Sources)	1,950	34,125
Dominion Resources, Inc. (Electric)	8,925	334,330
DPL, Inc. (Electric)	1,800	48,312
DTE Energy Co. (Electric)	2,400	100,896
Duke Energy Corp. (Electric)	19,125	316,136
Dynegy, Inc.—Class A* (Electric)	7,500	12,150
Edison International (Electric)	4,425	147,441
El Paso Electric Co.* (Electric)	675	12,994
Entergy Corp. (Electric)	2,850	217,483
EQT Corp. (Oil & Gas)	1,800	79,236
Exelon Corp. (Electric)	9,825	448,216
FirstEnergy Corp. (Electric)	4,575	199,561
FPL Group, Inc. (Electric)	5,625	274,275
Great Plains Energy, Inc. (Electric)	2,025	36,167
Hawaiian Electric Industries, Inc. (Electric)	1,350	26,703
IDACORP, Inc. (Electric)	675	21,161
Integrys Energy Group, Inc. (Electric)	1,125	47,081
ITC Holdings Corp. (Electric)	750	40,290
Laclede Group, Inc. (Gas)	300	9,678
Mirant Corp.* (Electric)	2,175	30,602
National Fuel Gas Co. (Pipelines)	975	45,747
New Jersey Resources Corp. (Gas)	600	21,894
Nicor, Inc. (Gas)	675	27,351
NiSource, Inc. (Electric)	4,050	57,713
Northeast Utilities System (Electric)	2,625	66,465
Northwest Natural Gas Co. (Gas)	375	16,264
NorthWestern Corp. (Electric)	525	12,836
NRG Energy, Inc.* (Electric)	3,825	92,221
NSTAR (Electric)	1,575	54,086
NV Energy, Inc. (Electric)	3,450	39,744
ONEOK, Inc. (Gas)	1,500	63,285
Pepco Holdings, Inc. (Electric)	3,300	54,186
PG&E Corp. (Electric)	5,550	234,432
Piedmont Natural Gas Co., Inc. (Gas)	1,050	26,954
Pinnacle West Capital Corp. (Electric)	1,500	53,730
PNM Resources, Inc. (Electric)	1,200	13,956
Portland General Electric Co. (Electric)	1,125	21,938
PPL Corp. (Electric)	5,550	163,669
Progress Energy, Inc. (Electric)	4,125	160,751
Public Service Enterprise Group, Inc. (Electric)	7,575	231,719
Questar Corp. (Pipelines)	2,550	105,774

Common Stocks, continued
	Shares	Value
RRI Energy, Inc.* (Electric)	5,175	$25,616
SCANA Corp. (Electric)	1,650	58,757
Sempra Energy (Gas)	3,375	171,281
South Jersey Industries, Inc. (Gas)	450	17,249
Southern Co. (Electric)	11,850	379,200
Southwest Gas Corp. (Gas)	675	18,677
Spectra Energy Corp. (Pipelines)	9,525	202,406
TECO Energy, Inc. (Electric)	2,925	45,542
The AES Corp.* (Electric)	9,900	125,037
UGI Corp. (Gas)	1,575	38,603
Unisource Energy Corp. (Electric)	525	16,139
Vectren Corp. (Gas)	1,200	27,936
Westar Energy, Inc. (Electric)	1,575	33,595
WGL Holdings, Inc. (Gas)	750	23,798
Wisconsin Energy Corp. (Electric)	1,725	84,421
Xcel Energy, Inc. (Electric)	6,750	140,265

TOTAL COMMON STOCKS (Cost$5,024,904)		6,518,170

Repurchase Agreements (35.9%)
	Principal Amount
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,727,006 (Collateralized by $1,623,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $1,762,925)	$1,727,000	1,727,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $1,293,004 (Collateralized by $1,320,000 Federal Home Loan Mortgage Corp., 0.06%‡, 3/25/10, market value $1,319,876)	1,293,000	1,293,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $957,003 (Collateralized by $981,200 U.S. Treasury Notes, 1.75%, 3/31/14, market value $976,294)	957,000	957,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,977,000)		3,977,000

TOTAL INVESTMENT SECURITIES (Cost $9,001,904)—94.8%		10,495,170
Net other assets (liabilities)—5.2%		577,372

NET ASSETS—100.0%		$11,072,542

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $1,850,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

See accompanying notes to the financial statements.

PROFUNDS Utilities UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Utilities Index	$4,856,900	$(97,312)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Utilities Index	5,252,602	(106,992)

		$(204,304)

Utilities UltraSector ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Electric	$5,437,003	49.1%
Energy—Alternate Sources	34,125	0.3%
Gas	539,958	4.9%
Oil & Gas	79,236	0.7%
Pipelines	353,927	3.2%
Water	73,921	0.7%
Other**	4,554,372	41.1%

Total	$11,072,542	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$6,518,170	$—	$—	$6,518,170
Repurchase Agreements	—	3,977,000	—	3,977,000

Total Investment Securities	6,518,170	3,977,000	—	10,495,170

Other Financial Instruments^	—	(204,304)	—	(204,304)

Total Investments	$6,518,170	$3,772,696	$—	$10,290,866

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Short Oil & Gas ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (88.0%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $731,002 (Collateralized by $687,000 Federal National Mortgage Association, 6.25%, 2/1/11, market value $746,229)	$731,000	$731,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $548,002 (Collateralized by $560,000 Federal Home Loan Mortgage Corp., 0.06%‡, 3/25/10, market value $559,947)	548,000	548,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $406,001 (Collateralized by $416,300 U.S. Treasury Notes, 1.75%, 3/31/14, market value $414,219)	406,000	406,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,685,000)		1,685,000

TOTAL INVESTMENT SECURITIES (Cost $1,685,000)—88.0%		1,685,000
Net other assets (liabilities)—12.0%		229,963

NET ASSETS—100.0%		$1,914,963

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $200,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$(989,871)	$25,408
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	(929,603)	34,092

		$59,500

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$—	$1,685,000	$—	$1,685,000

Total Investment Securities	—	1,685,000	—	1,685,000

Other Financial Instruments^	—	59,500	—	59,500

Total Investments	$—	$1,744,500	$—	$1,744,500

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Short Precious Metals ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (97.8%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $6,528,022 (Collateralized by $6,541,000 of various U.S. Government Agency Obligations, 0.14%‡-6.25%, 3/5/10-2/1/11, market value $6,659,549)	$6,528,000	$6,528,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $4,900,016 (Collateralized by $5,001,000 of various U.S. Government Agency Obligations, 0.06%‡-4.15%, 3/25/10-12/17/18, market value $4,999,791)	4,900,000	4,900,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $3,629,012 (Collateralized by $3,720,300 U.S. Treasury Notes, 1.75%, 3/31/14, market value $3,701,699)	3,629,000	3,629,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,057,000)		15,057,000

TOTAL INVESTMENT SECURITIES (Cost $15,057,000)—97.8%		15,057,000
Net other assets (liabilities)—2.2%		335,406

NET ASSETS—100.0%		$15,392,406

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $3,390,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$(9,403,473)	$364,470
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	(6,085,606)	242,876

		$607,346

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$—	$15,057,000	$—	$15,057,000

Total Investment Securities	—	15,057,000	—	15,057,000

Other Financial Instruments^	—	607,346	—	607,346

Total Investments	$—	$15,664,346	$—	$15,664,346

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Short Real Estate ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (99.1%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $9,287,031 (Collateralized by $9,307,000 of various Federal National Mortgage Association Securities, 0.08%‡-6.25%, 4/1/10-2/1/11, market value $9,473,831)	$9,287,000	$9,287,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $6,975,023 (Collateralized by $7,082,000 of various U.S. Government Agency Obligations, 0.06%‡-4.15%, 3/25/10-12/17/18, market value $7,115,617)	6,975,000	6,975,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $5,166,017 (Collateralized by $5,296,000 U.S. Treasury Notes, 1.75%, 3/31/14, market value $5,269,520)	5,166,000	5,166,000

TOTAL REPURCHASE AGREEMENTS (Cost $21,428,000)		21,428,000

TOTAL INVESTMENT SECURITIES (Cost $21,428,000)—99.1%		21,428,000
Net other assets (liabilities)—0.9%		187,486

NET ASSETS—100.0%		$21,615,486

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $4,780,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$(15,420,778)	$90,303
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	(6,098,969)	62,030

		$152,333

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$ —	$21,428,000	$ —	$21,428,000

Total Investment Securities	—	21,428,000	—	21,428,000

Other Financial Instruments^	—	152,333	—	152,333

Total Investments	$ —	$21,580,333	$ —	$21,580,333

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS U.S. Government Plus ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

U.S. Treasury Obligations (78.7%)
	Principal Amount	Value
U.S. Treasury Bonds, 4.375%, 11/15/39	$69,300,000	$67,849,031

TOTAL U.S. TREASURY OBLIGATIONS (Cost $67,185,930)		67,849,031

Repurchase Agreements (31.8%)
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $11,903,040 (Collateralized by $12,002,000 of various Federal National Mortgage Association Securities, 0.08%‡-6.25%, 4/1/10-2/1/11, market value $12,142,463)	11,903,000	11,903,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $8,942,030 (Collateralized by $9,088,000 of various U.S. Government Agency Obligations, 0.06%‡-3.50%, 3/25/10-8/25/14, market value $9,121,845)	8,942,000	8,942,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $6,622,022 (Collateralized by $6,788,600 U.S. Treasury Notes, 1.75%, 3/31/14, market value $6,754,657)	6,622,000	6,622,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,467,000)		27,467,000

TOTAL INVESTMENT SECURITIES (Cost $94,652,930)—110.5%		95,316,031
Net other assets (liabilities)—(10.5)%		(9,067,739)

NET ASSETS—100.0%		$86,248,292

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $4,040,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.375% due 11/15/39	$391,625	$2,978
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 11/15/39	39,945,750	338,343

		$341,321

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
U.S. Treasury Obligations	$67,849,031	$—	$—	$67,849,031
Repurchase Agreements	—	27,467,000	—	27,467,000

Total Investment Securities	67,849,031	27,467,000	—	95,316,031

Other Financial Instruments^	—	341,321	—	341,321

Total Investments	$67,849,031	$27,808,321	$—	$95,657,352

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Rising Rates Opportunity 10 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (100.6%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $25,297,084 (Collateralized by $25,560,000 of various U.S. Government Agency Obligations, 0.14%‡-6.25%, 3/5/10-2/1/11, market value $25,808,580)	$25,297,000	$25,297,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $19,006,063 (Collateralized by $19,342,000 of various U.S. Government Agency Obligations, 0.06%‡-3.50%, 3/25/10-8/25/14, market value $19,387,460)	19,006,000	19,006,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $14,078,047 (Collateralized by $14,431,900 U.S. Treasury Notes, 1.75%, 3/31/14, market value $14,359,741)	14,078,000	14,078,000

TOTAL REPURCHASE AGREEMENTS (Cost $58,381,000)		58,381,000

Options Purchased(NM)
	Contracts
10-Year U.S. Treasury Note Call Option, exercise @ 140, expiring 5/21/10	50	477

TOTAL OPTIONS PURCHASED (Cost $897)		477

TOTAL INVESTMENT SECURITIES (Cost $58,381,897)—100.6%		58,381,477
Net other assets (liabilities)—(0.6)%		(320,749)

NET ASSETS—100.0%		$58,060,728

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $5,630,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Bond Futures Contract expiring 3/22/10 (Underlying notional amount at value $4,373,516)	37	$(1,246)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 10-Year U.S. Treasury Bond, 3.375% due 11/15/19	$(294,422)	$(376)
Swap Agreement with Credit Suisse Capital LLC, based on the 10-Year U.S. Treasury Bond, 3.375% due 11/15/19	(55,155,031)	(141,978)

		$(142,354)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$—	$58,381,000	$—	$58,381,000
Options Purchased	—	477	—	477

Total Investment Securities	—	58,381,477	—	58,381,477

Other Financial Instruments^	(1,246)	(142,354)	—	(143,600)

Total Investments	$(1,246)	$58,239,123	$—	$58,237,877

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Rising Rates Opportunity ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (116.6%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $112,536,375 (Collateralized by $113,719,000 of various U.S. Government Agency Obligations, 0.08%‡-6.25%, 3/30/10-2/1/11, market value $114,789,925)	$112,536,000	$112,536,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $84,561,282 (Collateralized by $87,940,000 of various U.S. Treasury Securities, 0.06%‡-2.38%, 3/25/10-3/31/16, market value $86,253,396)	84,561,000	84,561,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $62,637,209 (Collateralized by $64,211,000 U.S. Treasury Notes, 1.75%, 3/31/14, market value $63,889,945)	62,637,000	62,637,000

TOTAL REPURCHASE AGREEMENTS (Cost $259,734,000)		259,734,000

Options Purchased(NM)
	Contracts
30-Year U.S. Treasury Bond Call Option, exercise @ 160, expiring 5/21/10	200	1,909

TOTAL OPTIONS PURCHASED (Cost $3,589)		1,909

TOTAL INVESTMENT SECURITIES (Cost $259,737,589)—116.6%		259,735,909
Net other assets (liabilities)—(16.6)%		(36,882,884)

NET ASSETS—100.0%		$222,853,025

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $31,770,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring 3/22/10 (Underlying notional amount at value $17,954,844)	151	$(99,737)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.375% due 11/15/39	$(685,344)	$(5,240)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 11/15/39	(266,305,000)	(2,892,181)

		$(2,897,421)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$—	$259,734,000	$—	$259,734,000
Options Purchased	—	1,909	—	1,909

Total Investment Securities	—	259,735,909	—	259,735,909

Other Financial Instruments^	(99,737)	(2,897,421)	—	(2,997,158)

Total Investments	$(99,737)	$256,838,488	$—	$256,738,751

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Rising U.S. Dollar ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (88.2%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $36,294,121 (Collateralized by $36,549,000 of various U.S. Government Agency Obligations, 0.14%‡-6.25%, 3/5/10-2/1/11, market value $37,024,804)	$36,294,000	$36,294,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $27,270,091 (Collateralized by $28,246,400 of various U.S. Treasury Securities, 2.38%-3.50%, 8/25/14-3/31/16, market value $27,816,415)	27,270,000	27,270,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $20,200,067 (Collateralized by $20,707,700 U.S. Treasury Notes, 1.75%, 3/31/14, market value $20,604,162)	20,200,000	20,200,000

TOTAL REPURCHASE AGREEMENTS (Cost $83,764,000)		83,764,000

TOTAL INVESTMENT SECURITIES (Cost $83,764,000)—88.2%		83,764,000
Net other assets (liabilities)—11.8%		11,231,956

NET ASSETS—100.0%		$94,995,956

+

All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $11,490,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
U.S. Dollar Index Futures Contract expiring 3/15/10 (Underlying notional amount at value $1,752,410)	22	$70,584

At January 31, 2010, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	2/5/10	3,480,246	$5,619,113	$5,562,313	$56,800
Canadian Dollar vs. U.S. Dollar	2/5/10	4,640,197	4,353,071	4,340,690	12,381
Euro vs. U.S. Dollar	2/5/10	19,402,230	27,173,054	26,897,110	275,944
Japanese Yen vs. U.S. Dollar	2/5/10	559,560,214	6,240,063	6,200,211	39,852
Swedish Krona vs. U.S. Dollar	2/5/10	14,870,745	2,032,577	2,013,328	19,249
Swiss Franc vs. U.S. Dollar	2/5/10	1,811,458	1,723,993	1,708,318	15,675

Total Short Contracts			$47,141,871	$46,721,970	$419,901

At January 31, 2010, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	2/5/10	3,419,889	$5,533,079	$5,465,846	$67,233
Canadian Dollar vs. U.S. Dollar	2/5/10	4,379,440	4,110,368	4,096,763	13,605
Euro vs. U.S. Dollar	2/5/10	19,114,425	26,813,597	26,498,129	315,468
Japanese Yen vs. U.S. Dollar	2/5/10	578,604,594	6,466,345	6,411,233	55,112
Swedish Krona vs. U.S. Dollar	2/5/10	13,886,994	1,899,834	1,880,139	19,695
Swiss Franc vs. U.S. Dollar	2/5/10	1,727,984	1,647,781	1,629,597	18,184

Total Short Contracts			$46,471,004	$45,981,707	$489,297

See accompanying notes to the financial statements.

PROFUNDS Rising U.S. Dollar ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$—	$83,764,000	$—	$83,764,000

Total Investment Securities	—	83,764,000	—	83,764,000

Other Financial Instruments^	70,584	909,198	—	979,782

Total Investments	$70,584	$84,673,198	$—	$84,743,782

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS Falling U.S. Dollar ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Repurchase Agreements (102.3%)
	Principal Amount	Value
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $7,779,026 (Collateralized by $7,877,000 of various Federal National Mortgage Association Securities, 0.08%‡-6.25%, 4/1/10-2/1/11, market value $7,935,917)	$7,779,000	$7,779,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $5,840,019 (Collateralized by $5,960,000 of various U.S. Government Agency Obligations, 0.06%‡-4.15%, 3/25/10-12/17/18, market value $5,958,411)	5,840,000	5,840,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $4,326,014 (Collateralized by $4,434,900 U.S. Treasury Notes, 1.75%, 3/31/14, market value $4,412,726)	4,326,000	4,326,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,945,000)		17,945,000

TOTAL INVESTMENT SECURITIES (Cost $17,945,000)—102.3%		17,945,000
Net other assets (liabilities)—(2.3)%		(406,309)

NET ASSETS—100.0%		$17,538,691

+

All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $1,700,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
U.S. Dollar Index Futures Contract expiring 3/15/10 (Underlying notional amount at value $2,071,030)	26	$(77,549)

At January 31, 2010, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British Pound Sterling vs. U.S. Dollar	2/5/10	737,247	$1,193,828	$1,178,307	$(15,521)
Canadian Dollar vs. U.S. Dollar	2/5/10	852,580	800,381	797,549	(2,832)
Euro vs. U.S. Dollar	2/5/10	3,875,805	5,444,211	5,372,988	(71,223)
Japanese Yen vs. U.S. Dollar	2/5/10	99,558,334	1,114,638	1,103,157	(11,481)
Swedish Krona vs. U.S. Dollar	2/5/10	3,382,719	463,511	457,981	(5,530)
Swiss Franc vs. U.S. Dollar	2/5/10	363,461	346,924	342,767	(4,157)

Total Long Contracts			$9,363,493	$9,252,749	$(110,744)

At January 31, 2010, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Pound Sterling vs. U.S. Dollar	2/5/10	25,757	$41,529	$41,166	$363
Canadian Dollar vs. U.S. Dollar	2/5/10	20,290	19,021	18,980	41
Euro vs. U.S. Dollar	2/5/10	145,483	203,209	201,682	1,527
Japanese Yen vs. U.S. Dollar	2/5/10	9,143,640	101,721	101,316	405
Swedish Krona vs. U.S. Dollar	2/5/10	55,956	7,615	7,576	39
Swiss Franc vs. U.S. Dollar	2/5/10	14,346	13,635	13,530	105

Total Short Contracts			$386,730	$384,250	$2,480

See accompanying notes to the financial statements.

PROFUNDS Falling U.S. Dollar ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British Pound Sterling vs. U.S. Dollar	2/5/10	455,371	$737,614	$727,798	$(9,816)
Canadian Dollar vs. U.S. Dollar	2/5/10	701,895	659,043	656,590	(2,453)
Euro vs. U.S. Dollar	2/5/10	2,789,624	3,919,031	3,867,226	(51,805)
Japanese Yen vs. U.S. Dollar	2/5/10	102,840,460	1,150,999	1,139,525	(11,474)
Swedish Krona vs. U.S. Dollar	2/5/10	1,549,587	212,401	209,797	(2,604)
Swiss Franc vs. U.S. Dollar	2/5/10	249,790	238,472	235,568	(2,904)

Total Long Contracts			$6,917,560	$6,836,504	$(81,056)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	Level 1	Level 2	Level 3	Total
Investment Securities:
Repurchase Agreements	$—	$17,945,000	$—	$17,945,000

Total Investment Securities	—	17,945,000	—	17,945,000

Other Financial Instruments^	(77,549)	(189,320)	—	(266,869)

Total Investments	$(77,549)	$17,755,680	$—	$17,678,131

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

PROFUNDS

January 31, 2010

(unaudited)

Statements of Assets and Liabilities

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
Assets:
Total Investment Securities, at cost	$36,771,819	$20,918,551	$34,684,237	$44,107,458

Securities, at value	38,606,846	10,092,951	11,530,643	36,431,860
Repurchase agreements, at value	10,029,000	12,120,000	24,632,000	19,240,000

Total Investment Securities, at value	48,635,846	22,212,951	36,162,643	55,671,860
Cash	516	258	732	892
Segregated cash balances with brokers for futures contracts	564,548	280,080	396,730	963,957
Dividends and interest receivable	50,989	5,867	5,834	4,862
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	1,248,585	1,705	192,069	4,305,178
Prepaid expenses	27,347	10,970	14,644	15,357

Total Assets	50,527,831	22,511,831	36,772,652	60,962,106

Liabilities:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	1,020,872	9,416,458	7,894,454	16,718,771
Unrealized loss on swap agreements	172,870	347,758	461,806	429,225
Variation margin on futures contracts	55,688	38,938	61,110	171,385
Advisory fees payable	41,752	14,447	25,509	42,059
Management services fees payable	8,351	2,889	5,102	9,013
Administration fees payable	2,168	750	1,389	2,338
Distribution and services fees payable—Service Class	4,571	1,065	2,231	6,146
Trustee fees payable	2	— (a)	1	2
Transfer agency fees payable	15,820	2,980	5,940	14,817
Fund accounting fees payable	4,303	1,488	2,757	4,642
Compliance services fees payable	337	75	161	362
Service fees payable	1,249	432	800	1,347
Other accrued expenses	70,781	17,677	45,804	91,575

Total Liabilities	1,398,764	9,844,957	8,507,064	17,491,682

Net Assets	$49,129,067	$12,666,874	$28,265,588	$43,470,424

Net Assets consist of:
Capital	$107,549,653	$13,318,721	$56,667,971	$35,535,588
Accumulated net investment income (loss)	(48,913)	(81,983)	(217,653)	(204,304)
Accumulated net realized gains (losses) on investments	(69,909,777)	(1,521,530)	(29,142,293)	(2,859,585)
Net unrealized appreciation (depreciation) on investments	11,538,104	951,666	957,563	10,998,725

Net Assets	$49,129,067	$12,666,874	$28,265,588	$43,470,424

Net Assets:
Investor Class	$44,837,036	$11,270,896	$25,710,762	$39,110,716
Service Class	4,292,031	1,395,978	2,554,826	4,359,708

Shares of Beneficial Interest Outstanding
Investor Class	920,933	305,746	766,169	643,605
Service Class	96,831	40,722	82,861	78,790

Net Asset Value (offering and redemption price per share):
Investor Class	$48.69	$36.86	$33.56	$60.77
Service Class	44.32	34.28	30.83	55.33

(a)	Amount is less than $0.50.

See accompanying notes to the financial statements.

Large- Cap Value ProFund	Large- Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small- Cap Value ProFund	Small- Cap Growth ProFund

$4,944,214	$13,251,040	$18,285,865	$9,987,966	$6,094,661	$8,245,379

6,868,719	16,344,758	19,588,815	12,369,187	8,023,446	10,392,742
10,000	86,000	—	26,000	—	—

6,878,719	16,430,758	19,588,815	12,395,187	8,023,446	10,392,742
7,239	15,458	—	186	—	—
—	—	—	—	—	—
15,470	18,106	20,762	3,754	6,871	6,726
5,355,387	—	247,838	—	6,681,805	137,994
11,898	2,258	41,817	21,299	41,635	20,757
14,946	13,568	11,167	16,733	12,119	11,307

12,283,659	16,480,148	19,910,399	12,437,159	14,765,876	10,569,526

—	—	172,129	—	109,473	72,424
6,603	14,467	—	—	16,798	1,482
5,321,908	17,949	163,119	61,174	6,608,384	94,794
—	—	—	—	—	—
—	—	—	—	—	—
2,990	12,701	10,293	8,688	6,187	10,169
598	2,540	2,059	1,738	1,238	2,034
392	706	722	464	437	573
2,654	3,605	2,767	4,411	2,270	2,195
1	1	— (a)	— (a)	— (a)	— (a)
3,608	4,957	3,722	4,113	2,694	3,190
778	1,402	1,434	922	868	1,137
118	131	51	67	73	62
226	407	416	268	252	330
15,347	29,343	1,529	9,577	16,029	19,399

5,355,223	88,209	358,241	91,422	6,764,703	207,789

$6,928,436	$16,391,939	$19,552,158	$12,345,737	$8,001,173	$10,361,737

$5,813,518	$20,234,228	$23,273,236	$28,085,025	$42,919,507	$16,758,872
(5,176)	(17,312)	(96,266)	(33,536)	(62,803)	(36,034)
(814,411)	(7,004,695)	(4,927,762)	(18,112,973)	(36,784,316)	(8,508,464)
1,934,505	3,179,718	1,302,950	2,407,221	1,928,785	2,147,363

$6,928,436	$16,391,939	$19,552,158	$12,345,737	$8,001,173	$10,361,737

$3,761,311	$12,410,093	$16,586,086	$8,330,515	$5,270,769	$8,079,395
3,167,125	3,981,846	2,966,072	4,015,222	2,730,404	2,282,342

116,518	373,130	469,791	254,213	151,137	246,026
102,370	128,485	90,654	133,880	84,541	75,621

$32.28	$33.26	$35.31	$32.77	$34.87	$32.84
30.94	30.99	32.72	29.99	32.30	30.18

See accompanying notes to the financial statements.

PROFUNDS

January 31, 2010

(unaudited)

Statements of Assets and Liabilities, continued

	Europe 30 ProFund		UltraBull ProFund	UltraMid- Cap ProFund	UltraSmall- Cap ProFund
Assets:
Total Investment Securities, at cost	$4,240,581		$80,438,442	$29,010,590	$39,780,333

Securities, at value	5,951,164		59,664,206	16,892,812	17,363,825
Repurchase agreements, at value	151,000		30,287,000	17,569,000	26,753,000

Total Investment Securities, at value	6,102,164		89,951,206	34,461,812	44,116,825
Cash	977		22,952	468	770
Segregated cash balances with brokers for futures contracts	17,108		3,298,925	1,421,136	842,785
Segregated cash balances with custodian for swap agreements	—		—	607	51
Dividends and interest receivable	21,252		49,365	10,292	8,751
Receivable for investments sold	3,457,076		—	—	—
Receivable for capital shares issued	12,524		3,446,054	165,458	1,365,372
Receivable from Advisor for capital contributions	—		—	—	—
Prepaid expenses	12,683		23,127	17,604	24,915

Total Assets	9,623,784		96,791,629	36,077,377	46,359,469

Liabilities:
Cash overdraft	—		—	—	—
Payable for investments purchased	—		22,084	—	—
Payable for capital shares redeemed	3,458,467		13,146,286	9,781,173	6,614,400
Payable for closed swap positions	—		—	—	116,035
Unrealized loss on swap agreements	—		1,807,993	910,373	1,183,802
Variation margin on futures contracts	1,688		325,810	197,712	130,025
Advisory fees payable	7,120		46,502	18,694	26,587
Management services fees payable	1,424		9,301	3,739	5,318
Administration fees payable	370		2,412	1,002	1,414
Distribution and services fees payable—Service Class	2,429		5,762	2,182	3,849
Trustee fees payable	—	(a)	2	1	1
Transfer agency fees payable	3,846		19,290	7,549	11,808
Fund accounting fees payable	734		4,788	1,988	2,807
Compliance services fees payable	79		392	153	167
Service fees payable	213		1,390	577	815
Other accrued expenses	10,413		80,887	31,444	43,073

Total Liabilities	3,486,783		15,472,899	10,956,587	8,140,101

Net Assets	$6,137,001		$81,318,730	$25,120,790	$38,219,368

Net Assets consist of:
Capital	$11,098,015		$223,725,685	$68,376,869	$97,664,715
Accumulated net investment income (loss)	28,564		(83,904)	(106,606)	(314,752)
Accumulated net realized gains (losses) on investments	(6,848,784)		(149,820,636)	(47,701,088)	(61,886,400)
Net unrealized appreciation (depreciation) on investments	1,859,206		7,497,585	4,551,615	2,755,805

Net Assets	$6,137,001		$81,318,730	$25,120,790	$38,219,368

Net Assets:
Investor Class	$4,765,263		$74,988,639	$22,906,984	$29,125,810
Service Class	1,371,738		6,330,091	2,213,806	9,093,558

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	364,923		2,495,105	906,358	2,413,299
Service Class	102,625		231,123	94,957	826,679

Net Asset Value (offering and redemption price per share):
Investor Class	$13.06		$30.05	$25.27	$12.07
Service Class	13.37		27.39	23.31	11.00

(a)	Amount is less than $0.50.

See accompanying notes to the financial statements.

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund

$27,533,914	$109,446,090	$16,686,000	$78,114,951	$50,735,525	$16,559,247

13,209,104	82,674,813	—	61,680,363	50,154,133	13,501,614
17,669,000	64,567,000	16,686,000	15,923,000	12,317,000	6,408,000

30,878,104	147,241,813	16,686,000	77,603,363	62,471,133	19,909,614
589	189	550	704	—	405
419,550	2,349,446	442,530	—	—	—
—	824	—	—	1,513,000	—
23,900	11,101	56	182,533	146,746	21
—	—	—	4,527,663	9,432,569	1,372,389
4,863,043	5,452,277	164,228	974,432	448,926	121,588
780,309	—	—	—	—	—
10,135	28,691	7,824	13,094	25,096	30,165

36,975,630	155,084,341	17,301,188	83,301,789	74,037,470	21,434,182

—	—	—	—	1,512,938	—
—	—	—	—	—	—
13,960,728	16,174,955	239,736	1,210,873	3,526,246	522,507
—	1,103,170	—	—	—	—
672,469	7,702,453	831,979	1,759,554	1,559,583	478,120
20,875	420,954	54,540	—	—	—
19,732	88,794	11,906	70,405	68,786	14,367
3,947	17,759	2,381	14,081	13,757	2,873
1,023	4,596	650	3,636	3,549	880
5,247	6,836	3,266	8,753	5,724	1,562
1	4	1	4	4	1
8,944	34,325	5,096	24,443	22,120	6,406
2,031	9,124	1,290	7,218	7,046	1,747
149	710	113	611	555	177
589	2,648	374	2,095	2,045	507
30,405	140,727	22,511	140,126	95,105	23,831

14,726,140	25,707,055	1,173,843	3,241,799	6,817,458	1,052,978

$22,249,490	$129,377,286	$16,127,345	$80,059,990	$67,220,012	$20,381,204

$45,950,276	$1,027,602,154	$40,134,200	$334,519,408	$87,209,519	$24,063,915
(51,750)	(184,202)	(94,073)	(89,207)	(96,342)	(141,036)
(26,224,753)	(927,960,206)	(22,886,754)	(252,099,069)	(30,069,190)	(6,413,922)
2,575,717	29,919,540	(1,026,028)	(2,271,142)	10,176,025	2,872,247

$22,249,490	$129,377,286	$16,127,345	$80,059,990	$67,220,012	$20,381,204

$19,350,443	$122,622,347	$13,620,973	$72,794,949	$62,389,382	$18,842,890
2,899,047	6,754,939	2,506,372	7,265,041	4,830,630	1,538,314

925,135	7,145,405	1,145,993	5,527,064	6,086,910	2,151,306
145,213	437,988	214,665	550,882	474,564	178,585

$20.92	$17.16	$11.89	$13.17	$10.25	$8.76
19.96	15.42	11.68	13.19	10.18	8.61

See accompanying notes to the financial statements.

PROFUNDS

January 31, 2010

(unaudited)

Statements of Assets and Liabilities, continued

	UltraJapan ProFund	Bear ProFund	Short Small- Cap ProFund	Short NASDAQ-100 ProFund
Assets:
Total Investment Securities, at cost	$20,973,000	$92,255,000	$22,971,000	$19,448,000

Repurchase agreements, at value	20,973,000	92,255,000	22,971,000	19,448,000

Total Investment Securities, at value	20,973,000	92,255,000	22,971,000	19,448,000
Cash	310	842	17	318
Segregated cash balances with brokers for futures contracts	6,479,608	1,625,418	70,380	190,080
Interest receivable	70	308	77	65
Unrealized gain on swap agreements	—	764,116	202,102	307,132
Receivable for capital shares issued	88,806	1,450,246	8,946,605	6,796,365
Receivable from Advisor for expense reimbursements	—	—	—	—
Variation margin on futures contracts	—	164,813	11,340	33,480
Receivable from Advisor for capital contributions	—	—	—	460,030
Prepaid expenses	14,785	24,590	28,728	11,117

Total Assets	27,556,579	96,285,333	32,230,249	27,246,587

Liabilities:
Payable for capital shares redeemed	2,250,118	4,595,497	558,048	4,153,779
Unrealized loss on swap agreements	39,982	—	—	—
Variation margin on futures contracts	746,746	—	—	—
Payable for closed swap positions	—	—	734,694	—
Advisory fees payable	18,017	46,742	9,603	11,215
Management services fees payable	3,003	9,349	1,920	2,243
Administration fees payable	873	2,433	500	616
Distribution and services fees payable—Service Class	440	2,363	5,240	104
Trustee fees payable	1	3	1	1
Transfer agency fees payable	4,132	13,237	5,177	8,845
Fund accounting fees payable	1,733	4,830	992	1,223
Compliance services fees payable	112	434	124	122
Service fees payable	503	1,402	288	355
Other accrued expenses	26,293	92,216	15,689	15,520

Total Liabilities	3,091,953	4,768,506	1,332,276	4,194,023

Net Assets	$24,464,626	$91,516,827	$30,897,973	$23,052,564

Net Assets consist of:
Capital	$133,745,642	$124,808,965	$96,524,847	$58,742,947
Accumulated net investment income (loss)	(106,605)	(103,113)	(191,562)	(67,644)
Accumulated net realized gains (losses) on investments	(109,253,238)	(34,372,874)	(65,651,540)	(36,060,822)
Net unrealized appreciation (depreciation) on investments	78,827	1,183,849	216,228	438,083

Net Assets	$24,464,626	$91,516,827	$30,897,973	$23,052,564

Net Assets:
Investor Class	$24,035,527	$87,344,011	$24,460,455	$22,893,126
Service Class	429,099	4,172,816	6,437,518	159,438

Shares of Beneficial Interest Outstanding
Investor Class	2,532,873	3,467,091	1,833,899	1,803,733
Service Class	48,183	162,754	458,087	12,697

Net Asset Value (offering and redemption price per share):
Investor Class	$9.49	$25.19	$13.34	$12.69
Service Class	8.91	25.64	14.05	12.56

(a)	Amount is less than $0.50.

See accompanying notes to the financial statements.

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund

$55,566,000	$3,846,000	$21,089,000	$14,135,000	$37,300,000	$9,309,000

55,566,000	3,846,000	21,089,000	14,135,000	37,300,000	9,309,000

55,566,000	3,846,000	21,089,000	14,135,000	37,300,000	9,309,000
771	838	473	251	80	809
1,686,427	66,852	332,350	116,010	809,599	570,000
185	13	70	47	124	31
959,102	100,591	337,436	144,352	1,054,903	225,831
10,510,277	4,909,645	941,117	372,479	2,582,152	189,128
—	—	76,370	—	—	—
158,602	3,733	53,550	5,580	142,675	57,570
—	—	—	—	—	—
33,574	18,802	33,357	8,871	15,857	10,660

68,914,938	8,946,474	22,863,723	14,782,590	41,905,390	10,363,029

5,681,278	72,118	815,468	5,241,086	2,039,803	180,562
—	—	—	—	—	—
—	—	—	—	—	—
—	—	1,390,804	—	2,910,264	—
36,974	1,472	—	7,623	21,165	5,541
7,395	294	—	1,525	4,233	1,108
1,926	162	907	426	1,105	292
5,546	489	6,407	127	538	310
3	— (a)	1	— (a)	1	— (a)
17,545	1,745	11,996	3,001	10,181	1,378
3,824	321	1,800	845	2,193	579
498	32	187	68	196	50
1,110	93	523	245	637	168
118,144	4,404	23,056	17,101	51,918	22,435

5,874,243	81,130	2,251,149	5,272,047	5,042,234	212,423

$63,040,695	$8,865,344	$20,612,574	$9,510,543	$36,863,156	$10,150,606

$209,951,235	$25,519,268	$110,755,430	$16,422,526	$358,493,258	$55,892,508
(115,482)	(32,964)	(110,588)	(58,736)	(55,291)	(45,058)
(148,764,344)	(16,758,419)	(90,552,008)	(7,051,285)	(323,073,849)	(46,127,177)
1,969,286	137,459	519,740	198,038	1,499,038	430,333

$63,040,695	$8,865,344	$20,612,574	$9,510,543	$36,863,156	$10,150,606

$57,904,009	$3,718,828	$16,549,187	$9,350,707	$36,144,269	$9,610,494
5,136,686	5,146,516	4,063,387	159,836	718,887	540,112

5,369,782	506,173	2,637,848	701,191	5,936,525	704,590
477,527	713,993	625,740	12,219	111,982	39,726

$10.78	$7.35	$6.27	$13.34	$6.09	$13.64
10.76	7.21	6.49	13.08	6.42	13.60

See accompanying notes to the financial statements.

PROFUNDS

January 31, 2010

(unaudited)

Statements of Assets and Liabilities, continued

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
Assets:
Total Investment Securities, at cost	$23,301,000	$6,690,000	$6,981,000	$5,888,950

Securities, at value	—	—	—	2,250
Repurchase agreements, at value	23,301,000	6,690,000	6,981,000	5,884,000

Total Investment Securities, at value	23,301,000	6,690,000	6,981,000	5,886,250
Cash	881	415	448	813
Segregated cash balances with brokers for futures contracts	—	—	—	1,482,059
Dividends and interest receivable	78	22	23	20
Receivable for investments sold	—	—	—	—
Unrealized gain on swap agreements	636,525	236,902	167,999	13,857
Receivable for capital shares issued	1,124,570	1,670,548	519,215	123,436
Receivable from Advisor for expense reimbursements	18,752	—	2,371	—
Variation margin on futures contracts	—	—	—	193,397
Prepaid expenses	12,542	18,705	21,876	7,812

Total Assets	25,094,348	8,616,592	7,692,932	7,707,644

Liabilities:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	815,531	136,017	835,472	1,325,115
Unrealized loss on swap agreements	—	—	—	—
Advisory fees payable	—	1,071	—	2,506
Management services fees payable	—	214	—	418
Administration fees payable	357	169	135	203
Distribution and services fees payable—Service Class	558	972	355	42
Trustee fees payable	— (a)	— (a)	— (a)	—	(a)
Transfer agency fees payable	2,052	2,431	1,339	1,043
Fund accounting fees payable	709	336	269	404
Compliance services fees payable	47	34	18	21
Service fees payable	206	98	78	117
Other accrued expenses	41,191	3,493	14,992	5,928

Total Liabilities	860,651	144,835	852,658	1,335,797

Net Assets	$24,233,697	$8,471,757	$6,840,274	$6,371,847

Net Assets consist of:
Capital	$110,190,827	$23,067,979	$11,046,803	$5,460,947
Accumulated net investment income (loss)	(43,528)	(31,129)	(17,659)	(25,587)
Accumulated net realized gains (losses) on investments	(86,550,127)	(14,801,995)	(4,356,869)	174,144
Net unrealized appreciation (depreciation) on investments	636,525	236,902	167,999	762,343

Net Assets	$24,233,697	$8,471,757	$6,840,274	$6,371,847

Net Assets:
Investor Class	$23,244,499	$8,409,257	$5,601,706	$6,319,788
Service Class	989,198	62,500	1,238,568	52,059

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	10,392,970	2,671,139	529,214	235,338
Service Class	440,333	20,270	119,228	1,946

Net Asset Value (offering and redemption price per share):
Investor Class	$2.24	$3.15	$10.58	$26.85
Service Class	2.25	3.08	10.39	26.75

(a)	Amount is less than $0.50.

See accompanying notes to the financial statements.

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund	Financials UltraSector ProFund

$9,079,484	$28,505,780	$9,912,068	$1,418,108		$2,307,216	$6,947,766

8,151,081	22,265,927	10,626,932	1,164,915		1,578,619	5,629,941
4,232,000	15,815,000	3,655,000	349,000		1,001,000	3,832,000

12,383,081	38,080,927	14,281,932	1,513,915		2,579,619	9,461,941
754	393	227	355		270	1,000
—	—	—	—		—	—
4,397	22,659	12	11,362		678	4,867
—	—	—	—		92	—
16,934	—	—	—		—	—
680,349	649,503	469,204	601,001		6,331	107,453
—	—	—	—		2,653	—
—	—	—	—		—	—
16,551	13,357	11,934	16,483		15,644	10,770

13,102,066	38,766,839	14,763,309	2,143,116		2,605,287	9,586,031

1,003,846	—	—	466,092		—	—
20,063	663,196	96,395	46,969		20,629	61,935
4,587	2,138,124	5,030	7,370		21,219	59,046
4,786	27,753	8,177	42,439		—	2,519
957	5,550	1,635	8,488		—	504
403	1,494	426	260		93	313
671	4,784	913	109		407	1,243
— (a)	1	— (a)	—	(a)	— (a)	— (a)
2,540	7,555	1,964	955		498	2,083
800	2,965	845	515		185	622
66	229	64	52		13	47
215	797	227	138		50	167
16,947	51,852	27,050	5,666		7,367	16,672

1,055,881	2,904,300	142,726	579,053		50,461	145,151

$12,046,185	$35,862,539	$14,620,583	$1,564,063		$2,554,826	$9,440,880

$21,102,144	$86,978,317	$36,376,971	$3,764,398		$3,610,345	$28,566,872
(22,931)	(5,808)	(64,313)	1,097		(5,870)	(68,920)
(12,348,972)	(58,546,993)	(26,056,909)	(2,289,869)		(1,300,833)	(21,512,201)
3,315,944	7,437,023	4,364,834	88,437		251,184	2,455,129

$12,046,185	$35,862,539	$14,620,583	$1,564,063		$2,554,826	$9,440,880

$11,304,813	$31,992,351	$13,109,550	$1,432,965		$1,941,081	$8,033,571
741,372	3,870,188	1,511,033	131,098		613,745	1,407,309

1,803,004	1,018,550	237,923	47,315		92,382	1,199,275
117,050	125,985	30,099	4,399		30,522	224,607

$6.27	$31.41	$55.10	$30.29		$21.01	$6.70
6.33	30.72	50.20	29.80		20.11	6.27

See accompanying notes to the financial statements.

PROFUNDS

January 31, 2010

(unaudited)

Statements of Assets and Liabilities, continued

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
Assets:
Total Investment Securities, at cost	$8,374,769	$8,488,346	$18,114,726	$3,256,143

Securities, at value	6,363,787	6,335,398	11,713,421	1,975,654
Repurchase agreements, at value	3,206,000	2,626,000	10,109,000	1,678,000

Total Investment Securities, at value	9,569,787	8,961,398	21,822,421	3,653,654
Cash	373	587	108	102
Dividends and interest receivable	5,348	4,282	34	6
Receivable for investments sold	—	870,872	267,845	57,551
Receivable for capital shares issued	679,800	21,797	159,301	53,797
Prepaid expenses	11,321	15,531	11,376	9,913

Total Assets	10,266,629	9,874,467	22,261,085	3,775,023

Liabilities:
Payable for capital shares redeemed	898,765	560,980	239,343	90,015
Unrealized loss on swap agreements	81,513	185,248	530,137	161,634
Advisory fees payable	3,080	1,543	18,622	719
Management services fees payable	616	309	3,725	144
Administration fees payable	302	314	944	143
Distribution and services fees payable—Service Class	2,246	778	1,830	270
Trustee fees payable	— (a)	— (a)	1	— (a)
Transfer agency fees payable	2,649	1,221	4,611	1,166
Fund accounting fees payable	599	623	1,873	283
Compliance services fees payable	55	52	166	21
Service fees payable	161	167	503	76
Other accrued expenses	11,744	10,303	34,086	3,567

Total Liabilities	1,001,730	761,538	835,841	258,038

Net Assets	$9,264,899	$9,112,929	$21,425,244	$3,516,985

Net Assets consist of:
Capital	$19,892,145	$15,459,235	$22,204,649	$17,053,357
Accumulated net investment income (loss)	(20,277)	(12,631)	(166,100)	(36,842)
Accumulated net realized gains (losses) on investments	(11,720,474)	(6,621,479)	(3,790,863)	(13,735,407)
Net unrealized appreciation (depreciation) on investments	1,113,505	287,804	3,177,558	235,877

Net Assets	$9,264,899	$9,112,929	$21,425,244	$3,516,985

Net Assets:
Investor Class	$7,157,301	$8,268,685	$20,316,263	$3,386,040
Service Class	2,107,598	844,244	1,108,981	130,945

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	522,856	334,319	278,647	2,027,851
Service Class	165,106	35,329	16,738	86,688

Net Asset Value (offering and redemption price per share):
Investor Class	$13.69	$24.73	$72.91	$1.67
Service Class	12.77	23.90	66.26	1.51

(a)	Amount is less than $0.50.

See accompanying notes to the financial statements.

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund		Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund

$29,176,188	$12,409,258	$3,954,282		$76,434,000	$8,854,581		$12,845,760

34,680,007	9,245,702	2,848,655		—	8,107,278		7,584,671
11,394,000	6,869,000	1,413,000		76,434,000	3,337,000		6,570,000

46,074,007	16,114,702	4,261,655		76,434,000	11,444,278		14,154,671
564	934	223		501	611		54
2,881	1,771	9,920		255	12,950		5,510
—	—	169,374		—	—		—
190,348	109,420	6,392		2,189,243	61,358		70,384
14,364	10,667	10,874		19,087	14,909		9,922

46,282,164	16,237,494	4,458,438		78,643,086	11,534,106		14,240,541

436,574	1,624,166	10,282		7,396,030	96,319		534,801
1,234,170	671,515	42,473		6,883,969	124,809		737,553
32,257	13,301	1,340		50,010	7,578		13,020
6,452	2,660	268		10,002	1,516		2,604
1,673	773	190		2,584	480		745
3,475	2,322	392		7,910	1,802		1,090
2	1	—	(a)	3	—	(a)	1
9,288	4,496	1,409		22,324	3,699		2,890
3,322	1,535	378		5,130	953		1,479
284	98	62		444	72		93
892	412	101		1,378	256		397
73,508	22,988	8,516		91,408	16,162		20,388

1,801,897	2,344,267	65,411		14,471,192	253,646		1,315,061

$44,480,267	$13,893,227	$4,393,027		$64,171,894	$11,280,460		$12,925,480

$59,109,746	$37,675,535	$11,225,225		$151,973,435	$38,128,155		$48,729,372
(78,878)	(54,405)	42,830		(354,633)	14,016		(50,808)
(30,214,250)	(26,761,832)	(7,139,928)		(80,562,939)	(29,326,599)		(36,324,442)
15,663,649	3,033,929	264,900		(6,883,969)	2,464,888		571,358

$44,480,267	$13,893,227	$4,393,027		$64,171,894	$11,280,460		$12,925,480

$40,829,332	$12,155,674	$3,590,399		$56,530,752	$9,843,962		$12,058,176
3,650,935	1,737,553	802,628		7,641,142	1,436,498		867,304

1,421,835	762,818	424,561		2,190,359	677,202		1,109,935
139,689	112,815	99,382		310,593	97,824		87,095

$28.72	$15.94	$8.46		$25.81	$14.54		$10.86
26.14	15.40	8.08		24.60	14.68		9.96

See accompanying notes to the financial statements.

PROFUNDS

January 31, 2010

(unaudited)

Statements of Assets and Liabilities, continued

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
Assets:
Total Investment Securities, at cost	$13,149,369	$1,267,134	$9,001,904	$1,685,000

Securities, at value	9,261,700	908,346	6,518,170	—
Repurchase agreements, at value	5,686,000	510,000	3,977,000	1,685,000

Total Investment Securities, at value	14,947,700	1,418,346	10,495,170	1,685,000
Cash	1,468	87	10,084	434
Segregated cash balances with brokers for futures contracts	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	2,705	47,650	19,624	6
Receivable for investments sold	2,001,426	174,913	2,258,780	—
Receivable for closed forward currency contracts	—	—	—	—
Unrealized gain on swap agreements	—	—	—	59,500
Receivable for capital shares issued	103,222	27,237	30,436	173,893
Variation margin on futures contracts	—	—	—	—
Receivable from Advisor for expense reimbursements	—	—	—	2,576
Prepaid expenses	11,747	9,442	9,706	12,711

Total Assets	17,068,268	1,677,675	12,823,800	1,934,120

Liabilities:
Dividends payable	—	—	—	—
Payable for investments purchased	—	—	9,588	—
Payable for capital shares redeemed	3,874,529	55,433	1,502,451	14,078
Unrealized loss on swap agreements	696,904	33,676	204,304	—
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	11,204	6,550	6,862	—
Management services fees payable	2,241	1,310	1,373	—
Administration fees payable	728	128	461	61
Distribution and services fees payable—Service Class	1,799	289	1,139	17
Distribution and services fees payable—Class A	—	—	—	—
Trustee fees payable	1	— (a)	1	— (a)
Transfer agency fees payable	3,858	786	2,886	273
Fund accounting fees payable	1,446	253	914	120
Compliance services fees payable	99	25	116	12
Service fees payable	388	68	246	32
Other accrued expenses	21,279	2,833	20,917	4,564

Total Liabilities	4,614,476	101,351	1,751,258	19,157

Net Assets	$12,453,792	$1,576,324	$11,072,542	$1,914,963

Net Assets consist of:
Capital	$25,502,446	$5,161,144	$27,222,063	$12,237,920
Accumulated net investment income (loss)	(69,290)	(38,888)	(49,811)	(9,850)
Accumulated net realized gains (losses) on investments	(14,080,791)	(3,663,468)	(17,388,672)	(10,372,607)
Net unrealized appreciation (depreciation) on investments	1,101,427	117,536	1,288,962	59,500

Net Assets	$12,453,792	$1,576,324	$11,072,542	$1,914,963

Net Assets:
Investor Class	$11,496,871	$1,420,841	$9,932,957	$1,846,223
Service Class	956,921	155,483	1,139,585	68,740
Class A	—	—	—	—
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	491,910	139,659	627,139	135,346
Service Class	44,119	15,983	75,230	4,870
Class A	—	—	—	—
Net Asset Value (redemption price per share):
Investor Class	$23.37	$10.17	$15.84	$13.64
Service Class	21.69	9.73	15.15	14.11
Class A	—	—	—	—
Maximum Sales Charge:
Class A	N/A	N/A	N/A	N/A
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$ —	$ —	$ —	$ —

(a)	Amount is less than $0.50.
(b)	Net asset value is calculated using unrounded net assets of $1,106.13 divided by the unrounded shares outstanding 34.46.
(c)	Net asset value is calculated using unrounded net assets of $823.36 divided by the unrounded shares outstanding 32.51.
(d)	Net asset value is calculated using unrounded net assets of $750.44 divided by the unrounded shares outstanding 51.33.

See accompanying notes to the financial statements.

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund		Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund

$15,057,000	$21,428,000	$94,652,930		$58,381,897	$259,737,589	$83,764,000

—	—	67,849,031		477	1,909	—
15,057,000	21,428,000	27,467,000		58,381,000	259,734,000	83,764,000

15,057,000	21,428,000	95,316,031		58,381,477	259,735,909	83,764,000
326	305	983		38	907	947
—	—	—		72,942	473,713	35,662
—	—	—		—	—	909,198
50	71	219,736		195	866	279
—	—	—		—	—	—
—	—	—		—	—	2,135,324
607,346	152,333	341,321		—	—	—
2,018,927	245,412	38,165,986		33,809	2,027,782	8,767,416
—	—	—		—	—	11,660
—	—	—		—	—	—
21,205	17,938	15,121		20,875	21,586	16,528

17,704,854	21,844,059	134,059,178		58,509,336	262,260,763	95,641,014

—	—	1,265		—	—	—
—	—	45,044,063		—	—	—
2,284,679	152,656	2,601,591		134,417	35,903,287	528,724
—	—	—		142,354	2,897,421	—
—	—	—		16,766	99,094	—
5,702	12,537	18,429		43,920	158,997	46,381
1,141	2,507	5,529		8,784	31,799	9,276
346	653	1,439		2,281	8,255	2,412
215	621	9,414		2,092	22,134	1,197
—	—	—	(a)	—	—	—
— (a)	1	1		2	7	2
3,155	4,051	17,110		10,853	38,979	11,026
687	1,296	2,858		4,529	16,388	4,788
58	133	203		325	1,189	276
185	348	829		1,314	4,757	1,390
16,280	53,770	108,155		80,971	225,431	39,586

2,312,448	228,573	47,810,886		448,608	39,407,738	645,058

$15,392,406	$21,615,486	$86,248,292		$58,060,728	$222,853,025	$94,995,956

$28,573,505	$59,276,437	$89,837,695		$64,411,640	$370,866,233	$99,612,208
(58,651)	(105,774)	30,899		(266,645)	(979,996)	(199,065)
(13,729,794)	(37,707,510)	(4,624,724)		(5,940,247)	(144,034,374)	(5,396,969)
607,346	152,333	1,004,422		(144,020)	(2,998,838)	979,782

$15,392,406	$21,615,486	$86,248,292		$58,060,728	$222,853,025	$94,995,956

$14,559,440	$20,039,902	$45,462,677		$56,320,521	$212,245,242	$91,490,022
832,966	1,575,584	40,784,509		1,739,384	10,607,033	3,505,934
—	—	1,106		823	750	—

1,462,824	1,670,880	1,419,172		2,340,511	14,841,830	3,324,207
77,657	134,182	1,280,485		70,390	761,442	130,142
—	—	34		33	51	—

$9.95	$11.99	$32.03		$24.06	$14.30	$27.52
10.73	11.74	31.85		24.71	13.93	26.94
—	—	32.10	(b)	25.33 (c)	14.62 (d)	—

N/A	N/A	4.75%		4.75%	4.75%	N/A

$ —	$ —	$33.70		$26.59	$15.35	$ —

See accompanying notes to the financial statements.

PROFUNDS

January 31, 2010

(unaudited)

Statements of Assets and Liabilities, continued

Falling U.S. Dollar ProFund
Assets:
Total Investment Securities, at cost	$17,945,000

Repurchase agreements, at value	17,945,000

Total Investment Securities, at value	17,945,000
Cash	730
Segregated cash balances with brokers for futures contracts	40,846
Segregated cash balances with custodian for swap agreements	901
Interest receivable	60
Unrealized appreciation on forward currency contracts	2,480
Receivable for capital shares issued	13,964
Prepaid expenses	15,585

Total Assets	18,019,566

Liabilities:
Payable for closed forward currency contracts	1,014
Payable for capital shares redeemed	221,245
Unrealized depreciation on forward currency contracts	191,800
Variation margin on futures contracts	13,780
Advisory fees payable	12,368
Management services fees payable	2,474
Administration fees payable	642
Distribution and services fees payable—Service Class	1,257
Trustee fees payable	1
Transfer agency fees payable	5,565
Fund accounting fees payable	1,275
Compliance services fees payable	138
Service fees payable	370
Other accrued expenses	28,946

Total Liabilities	480,875

Net Assets	$17,538,691

Net Assets consist of:
Capital	$21,142,984
Accumulated net investment income (loss)	(108,278)
Accumulated net realized gains (losses) on investments	(3,229,146)
Net unrealized appreciation (depreciation) on investments	(266,869)

Net Assets	$17,538,691

Net Assets:
Investor Class	$16,010,743
Service Class	1,527,948

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	597,185
Service Class	57,198

Net Asset Value (offering and redemption price per share):
Investor Class	$26.81
Service Class	26.71

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

PROFUNDS

For the six months ended January 31, 2010

(unaudited)

Statements of Operations

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
Investment Income:
Dividends	$407,172	$58,357	$73,630	$178,534
Interest	4,589	1,341	5,119	6,950

Total Investment Income	411,761	59,698	78,749	185,484

Expenses:
Advisory fees	223,558	51,497	117,402	255,118
Management services fees	44,712	10,299	23,480	54,668
Administration fees	12,672	2,783	6,395	15,928
Distribution and services fees—Service Class	35,669	5,991	11,596	31,709
Transfer agency fees	47,006	6,846	16,798	46,077
Administrative services fees	69,483	15,438	42,098	90,345
Registration and filing fees	31,162	13,224	17,890	16,247
Custody fees	7,296	4,237	5,628	7,064
Fund accounting fees	26,204	6,633	15,138	30,704
Trustee fees	333	72	148	447
Compliance services fees	733	165	389	775
Service fees	7,375	1,609	3,742	9,201
Other fees	44,170	9,732	29,634	68,602
Recoupment of prior expenses reimbursed by the Advisor	—	—	—	—

Total Gross Expenses before reductions	550,373	128,526	290,338	626,885
Less Expenses reduced by the Advisor	—	(7,192)	(12,735)	—

Total Net Expenses	550,373	121,334	277,603	626,885

Net Investment Income (Loss)	(138,612)	(61,636)	(198,854)	(441,401)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	26,355	24,205	680,608	3,627,462
Net realized gains (losses) on futures contracts	(618,539)	(385,944)	(2,245,226)	(381,058)
Net realized gains (losses) on swap agreements	(34,858)	(275,078)	952,257	2,314,782
Change in net unrealized appreciation/depreciation on investments	2,649,521	46,871	(642,090)	193,138

Net Realized and Unrealized Gains (Losses) on Investments	2,022,479	(589,946)	(1,254,451)	5,754,324

Change in Net Assets Resulting From Operations	$1,883,867	$(651,582)	$(1,453,305)	$5,312,923

See accompanying notes to the financial statements.

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$162,418	$151,526	$216,053	$57,866	$147,871	$41,658
6	9	5	7	7	7

162,424	151,535	216,058	57,873	147,878	41,665

50,339	68,016	79,263	50,744	70,288	46,897
10,068	13,603	15,853	10,149	14,058	9,379
2,482	3,928	3,366	2,405	3,877	2,718
17,951	13,434	16,130	20,306	12,006	9,412
9,580	11,354	9,804	9,104	10,824	8,676
10,642	27,052	21,532	7,661	16,271	10,965
14,668	13,571	13,460	18,619	14,622	14,191
25,670	14,987	12,242	7,370	23,085	18,902
6,073	8,508	7,341	5,317	9,200	6,547
57	111	91	62	115	70
132	248	144	144	230	161
1,454	2,255	1,962	1,395	2,301	1,588
11,978	14,797	10,386	7,111	12,827	9,081
—	—	2,944	—	—	—

161,094	191,864	194,518	140,387	189,704	138,587
(28,920)	(2,376)	—	(307)	(19,206)	(22,910)

132,174	189,488	194,518	140,080	170,498	115,677

30,250	(37,953)	21,540	(82,207)	(22,620)	(74,012)

1,528,485	2,032,799	630,000	570,564	2,559,862	963,521
—	—	—	—	—	—
—	—	—	—	—	—
(167,048)	(1,214,540)	(483,679)	(504,121)	(1,152,387)	(273,554)

1,361,437	818,259	146,321	66,443	1,407,475	689,967

$1,391,687	$780,306	$167,861	$(15,764)	$1,384,855	$615,955

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2010

(unaudited)

Statements of Operations, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid- Cap ProFund	UltraSmall- Cap ProFund
Investment Income:
Dividends	$149,863	$397,353	$152,548	$116,900
Interest	54	8,447	2,595	4,345
Foreign tax withholding	(8,812)	—	—	—

Total Investment Income	141,105	405,800	155,143	121,245

Expenses:
Advisory fees	55,195	275,017	112,878	137,599
Management services fees	11,039	55,004	22,576	27,520
Administration fees	2,901	15,657	6,482	7,601
Distribution and services fees—Service Class	12,329	35,109	13,287	18,732
Transfer agency fees	12,229	60,443	23,377	34,190
Administrative services fees	10,579	78,743	34,829	33,272
Registration and filing fees	16,306	22,281	20,315	27,899
Custody fees	3,707	14,130	7,805	6,377
Fund accounting fees	5,564	31,875	13,885	17,230
Trustee fees	75	439	178	210
Compliance services fees	150	964	405	441
Service fees	1,668	9,122	3,784	4,424
Other fees	8,363	51,211	21,632	33,049
Recoupment of prior expenses reimbursed by the Advisor	2,194	—	—	—

Total Gross Expenses before reductions	142,299	649,995	281,433	348,544
Less Expenses reduced by the Advisor	—	—	(1,484)	(1,904)

Total Net Expenses	142,299	649,995	279,949	346,640

Net Investment Income (Loss)	(1,194)	(244,195)	(124,806)	(225,395)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	920,148	391,519	403,496	100,736
Net realized gains (losses) on futures contracts	29,122	5,632,470	44,128	(459,226)
Net realized gains (losses) on swap agreements	—	8,000,097	3,893,363	3,136,968
Change in net unrealized appreciation/depreciation on investments	65,433	(4,510,811)	416,358	(441,694)

Net Realized and Unrealized Gains (Losses) on Investments	1,014,703	9,513,275	4,757,345	2,336,784

Change in Net Assets Resulting From Operations	$1,013,509	$9,269,080	$4,632,539	$2,111,389

See accompanying notes to the financial statements.

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund

$154,452	$327,893	$ —	$798,454	$812,603	$112,012
2,392	8,365	5,389	10,298	5,563	3,003
—	—	—	(114,221)	(90,185)	(17,013)

156,844	336,258	5,389	694,531	727,981	98,002

86,058	484,526	82,904	407,439	319,262	137,675
17,212	96,906	16,581	81,488	63,853	27,535
5,070	27,293	4,573	23,955	17,857	7,007
22,197	36,364	18,058	45,123	26,965	11,469
23,359	101,212	15,932	74,244	53,941	22,882
18,395	133,740	27,422	142,435	101,016	40,438
11,965	29,927	15,819	24,830	22,699	29,394
3,367	6,741	3,506	7,047	8,045	11,518
9,856	52,872	8,772	45,813	34,011	13,540
136	758	123	646	466	211
320	1,707	264	1,341	1,100	322
2,933	15,827	2,663	13,815	10,226	4,074
21,904	113,663	14,250	82,709	62,303	23,276
—	—	—	—	—	—

222,772	1,101,536	210,867	950,885	721,744	329,341
—	—	(1,644)	—	—	(5,316)

222,772	1,101,536	209,223	950,885	721,744	324,025

(65,928)	(765,278)	(203,834)	(256,354)	6,237	(226,023)

200,311	1,421,614	—	(4,823,264)	(3,166,483)	881,784
169,476	86,840	1,114,141	—	—	—
2,169,361	19,103,676	2,596,773	4,172,876	5,230,060	(4,429,928)
35,029	(1,449,280)	(1,707,413)	3,512,065	3,707,613	(2,273,468)

2,574,177	19,162,850	2,003,501	2,861,677	5,771,190	(5,821,612)

$2,508,249	$18,397,572	$1,799,667	$2,605,323	$5,777,427	$(6,047,635)

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2010

(unaudited)

Statements of Operations, continued

	UltraJapan ProFund	Bear ProFund	Short Small-Cap ProFund	Short NASDAQ-100 ProFund
Investment Income:
Interest	$4,737	$22,221	$3,885	$5,114

Expenses:
Advisory fees	109,473	288,148	88,786	80,750
Management services fees	18,246	57,630	17,757	16,150
Administration fees	4,938	16,647	4,823	4,602
Distribution and services fees—Service Class	2,865	15,994	27,408	1,234
Transfer agency fees	12,688	41,864	15,034	27,213
Administrative services fees	36,636	116,942	27,035	11,398
Registration and filing fees	17,148	25,078	31,399	16,459
Custody fees	2,246	4,021	3,321	2,855
Fund accounting fees	9,602	32,169	8,732	8,822
Trustee fees	141	480	161	131
Compliance services fees	298	1,090	286	316
Service fees	2,890	9,657	2,637	2,654
Other fees	15,008	53,683	19,509	18,671

Total Gross Expenses before reductions	232,179	663,403	246,888	191,255
Less Expenses reduced by the Advisor	(5,242)	—	(150)	(7,394)

Total Net Expenses	226,937	663,403	246,738	183,861

Net Investment Income (Loss)	(222,200)	(641,182)	(242,853)	(178,747)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	—	6,012	(2,143)	(145)
Net realized gains (losses) on futures contracts	(835,573)	(4,913,065)	(1,857,417)	(183,645)
Net realized gains (losses) on swap agreements	53,506	(7,668,922)	(4,440,155)	(2,906,790)
Change in net unrealized appreciation/depreciation on investments	(3,370,280)	3,623,840	397,062	435,505

Net Realized and Unrealized Gains (Losses) on Investments	(4,152,347)	(8,952,135)	(5,902,653)	(2,655,075)

Change in Net Assets Resulting From Operations	$(4,374,547)	$(9,593,317)	$(6,145,506)	$(2,833,822)

See accompanying notes to the financial statements.

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund

$26,067	$1,625	$6,712	$2,895	$5,710	$2,370

358,433	24,354	120,082	44,661	147,467	35,845
71,687	4,871	24,017	8,932	29,494	7,169
21,473	1,342	5,801	2,621	8,515	2,557
42,291	6,014	54,878	1,459	11,194	2,358
73,744	6,616	33,405	9,071	38,001	5,923
105,781	3,311	15,341	13,950	36,221	16,884
32,495	15,783	31,037	11,260	25,005	20,081
5,914	2,323	4,056	3,037	5,381	3,209
40,880	2,579	11,153	5,050	16,367	4,949
590	39	160	72	248	73
1,235	88	318	160	482	152
12,406	775	3,385	1,520	4,941	1,488
71,902	4,584	26,504	11,155	35,078	9,528

838,831	72,679	330,137	112,948	358,394	110,216
—	(3,525)	(19,504)	(146)	—	(2,631)

838,831	69,154	310,633	112,802	358,394	107,585

(812,764)	(67,529)	(303,921)	(109,907)	(352,685)	(105,215)

(2,212)	—	(5,943)	—	1,787	—
(8,203,078)	(539,924)	(3,525,940)	(292,257)	(1,008,750)	(855,261)
(26,671,353)	(1,957,646)	(8,098,798)	(2,218,131)	(11,342,320)	(2,024,647)
3,998,986	267,673	938,553	477,149	1,893,452	1,222,128

(30,877,657)	(2,229,897)	(10,692,128)	(2,033,239)	(10,455,831)	(1,657,780)

$(31,690,421)	$(2,297,426)	$(10,996,049)	$(2,143,146)	$(10,808,516)	$(1,762,995)

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2010

(unaudited)

Statements of Operations, continued

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
Investment Income:
Dividends	$ —	$ —	$ —	$ —
Interest	2,481	2,032	1,058	1,140

Total Investment Income	2,481	2,032	1,058	1,140

Expenses:
Advisory fees	33,617	26,168	14,683	27,715
Management services fees	6,723	5,234	2,937	4,619
Administration fees	3,522	1,362	1,066	1,219
Distribution and services fees—Service Class	3,564	17,863	2,356	546
Transfer agency fees	9,635	8,752	5,837	3,431
Administrative services fees	22,613	2,163	3,453	7,565
Registration and filing fees	24,569	17,993	20,040	16,626
Custody fees	2,946	2,564	2,512	1,580
Fund accounting fees	6,960	2,626	2,086	2,324
Trustee fees	107	40	31	38
Compliance services fees	280	85	79	70
Service fees	2,064	793	623	698
Audit fees	4,136	1,425	4,456	1,330
Other fees	9,018	3,442	2,705	2,667

Total Gross Expenses before reductions	129,754	90,510	62,864	70,428
Less Expenses reduced by the Advisor	(42,391)	(14,145)	(23,685)	(18,160)

Total Net Expenses	87,363	76,365	39,179	52,268

Net Investment Income (Loss)	(84,882)	(74,333)	(38,121)	(51,128)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	—	—	—	(36,900)
Net realized gains (losses) on futures contracts	—	—	—	(919,612)
Net realized gains (losses) on swap agreements	(2,478,857)	(5,153,566)	(658,284)	(20,803)
Change in net unrealized appreciation/depreciation on investments	1,095,984	924,193	338,776	915,685

Net Realized and Unrealized Gains (Losses) on Investments	(1,382,873)	(4,229,373)	(319,508)	(61,630)

Change in Net Assets Resulting From Operations	$(1,467,755)	$(4,303,706)	$(357,629)	$(112,758)

See accompanying notes to the financial statements.

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund

$43,008	$302,870	$12,332	$50,207	$10,638	$57,207
1,238	3,411	1,209	308	187	993

44,246	306,281	13,541	50,515	10,825	58,200

53,243	154,930	54,209	16,071	8,687	41,560
10,649	30,986	10,842	3,214	1,737	8,312
2,898	8,333	3,347	615	598	2,345
5,760	27,015	5,354	840	1,325	8,316
8,938	21,442	8,035	1,045	1,710	8,612
18,585	67,747	24,453	6,252	4,610	12,774
19,356	17,788	17,449	13,939	13,608	14,119
7,576	7,124	4,995	6,666	9,227	17,756
5,838	16,268	6,605	1,598	1,884	5,402
81	223	91	12	16	65
159	501	202	43	38	132
1,684	4,807	1,950	355	346	1,361
3,165	8,571	4,334	652	586	2,554
7,608	21,558	9,301	2,956	2,034	6,182

145,540	387,293	151,167	54,258	46,406	129,490
(19,497)	(3,059)	—	(16,637)	(25,401)	(27,324)

126,043	384,234	151,167	37,621	21,005	102,166

(81,797)	(77,953)	(137,626)	12,894	(10,180)	(43,966)

2,494,153	177,807	(361,217)	17,862	58,962	67,995
—	—	—	—	—	—
1,131,736	4,700,229	(898,507)	81,838	230,846	863,384
(1,502,697)	(474,366)	(154,198)	(165,836)	40,323	287,507

2,123,192	4,403,670	(1,413,922)	(66,136)	330,131	1,218,886

$2,041,395	$4,325,717	$(1,551,548)	$(53,242)	$319,951	$1,174,920

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2010

(unaudited)

Statements of Operations, continued

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
Investment Income:
Dividends	$49,933	$37,751	$14,298	$2,476
Interest	696	444	2,050	361

Total Investment Income	50,629	38,195	16,348	2,837

Expenses:
Advisory fees	31,882	22,836	104,302	13,716
Management services fees	6,376	4,567	20,861	2,743
Administration fees	1,885	1,328	5,938	732
Distribution and services fees—Service Class	11,311	3,640	12,257	1,416
Transfer agency fees	7,557	2,775	12,948	3,038
Administrative services fees	9,923	11,300	45,014	3,406
Registration and filing fees	14,649	12,949	14,763	13,289
Custody fees	10,088	12,338	6,020	2,923
Fund accounting fees	4,088	3,240	11,438	1,442
Trustee fees	50	34	151	18
Compliance services fees	134	104	352	35
Service fees	1,097	768	3,395	425
Other fees	7,537	5,443	21,785	3,390
Recoupment of prior expenses reimbursed by the Advisor	—	—	3,681	—

Total Gross Expenses before reductions	106,577	81,322	262,905	46,573
Less Expenses reduced by the Advisor	(23,036)	(25,688)	—	(14,080)

Total Net Expenses	83,541	55,634	262,905	32,493

Net Investment Income (Loss)	(32,912)	(17,439)	(246,557)	(29,656)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	118,953	(186,158)	621,553	(641,665)
Net realized gains (losses) on swap agreements	770,578	445,611	2,100,983	(1,128,039)
Change in net unrealized appreciation/depreciation on investments	254,892	13,457	918,178	277,574

Net Realized and Unrealized Gains (Losses) on Investments	1,144,423	272,910	3,640,714	(1,492,130)

Change in Net Assets Resulting From Operations	$1,111,511	$255,471	$3,394,157	$(1,521,786)

See accompanying notes to the financial statements.

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$362,179	$79,803	$49,428	$ —	$168,591	$83,193
3,467	1,568	505	22,507	1,208	1,184

365,646	81,371	49,933	22,507	169,799	84,377

198,924	78,071	20,423	286,331	50,313	58,338
39,785	15,614	4,085	57,266	10,063	11,668
11,314	4,187	1,102	16,249	2,656	3,091
22,157	11,587	1,358	44,705	8,320	4,121
29,919	12,861	3,086	65,379	10,369	7,119
78,329	27,536	8,374	76,563	14,555	25,841
20,403	15,471	16,316	25,643	17,474	13,038
5,160	5,963	4,176	4,418	4,491	6,165
22,002	8,125	2,209	31,116	5,357	6,219
309	108	27	433	69	76
638	210	81	982	166	207
6,510	2,399	637	9,334	1,534	1,803
41,824	15,585	5,196	60,016	10,081	12,175
—	7,182	—	—	—	—

477,274	204,899	67,070	678,435	135,448	149,861
—	—	(19,196)	—	(13,251)	(13,374)

477,274	204,899	47,874	678,435	122,197	136,487

(111,628)	(123,528)	2,059	(655,928)	47,602	(52,110)

2,420,697	(49,979)	338,334	8,503	(387,564)	(361,031)
2,599,418	1,775,518	500,268	3,682,962	1,309,204	(123,759)
(689,088)	979,659	(72,132)	(6,085,497)	911,516	(946,134)

4,331,027	2,705,198	766,470	(2,394,032)	1,833,156	(1,430,924)

$4,219,399	$2,581,670	$768,529	$(3,049,960)	$1,880,758	$(1,483,034)

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2010

(unaudited)

Statements of Operations, continued

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
Investment Income:
Dividends	$41,081	$70,459	$163,858	$ —
Interest	1,042	223	974	957

Total Investment Income	42,123	70,682	164,832	957

Expenses:
Advisory fees	56,081	10,548	46,522	13,000
Management services fees	11,216	2,110	9,305	2,600
Administration fees	3,094	467	2,502	589
Distribution and services fees—Service Class	8,587	1,346	5,410	191
Distribution and services fees—Class A	—	—	—	—
Transfer agency fees	8,190	1,416	6,506	1,471
Administrative services fees	23,252	3,127	19,311	7,537
Registration and filing fees	17,245	12,519	13,101	16,631
Custody fees	13,852	3,939	7,802	2,799
Fund accounting fees	6,494	960	5,130	1,127
Trustee fees	81	11	62	17
Compliance services fees	194	29	175	27
Service fees	1,764	270	1,459	343
Other fees	12,265	2,411	11,152	2,711

Total Gross Expenses before reductions	162,315	39,153	128,437	49,043
Less Expenses reduced by the Advisor	(26,350)	(13,809)	(8,904)	(15,765)

Total Net Expenses	135,965	25,344	119,533	33,278

Net Investment Income (Loss)	(93,842)	45,338	45,299	(32,321)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	11,614	(124,158)	242,507	—
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	847,922	(24,784)	591,811	(808,010)
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	(480,638)	(93,749)	(66,930)	92,560

Net Realized and Unrealized Gains (Losses) on Investments	378,898	(242,691)	767,388	(715,450)

Change in Net Assets Resulting From Operations	$285,056	$(197,353)	$812,687	$(747,771)

(a)	Amount is less than $0.50.

See accompanying notes to the financial statements.

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund

$ —	$ —	$ —	$ —	$ —	$ —
2,593	6,167	476,127	19,769	64,581	11,766

2,593	6,167	476,127	19,769	64,581	11,766

37,494	86,165	86,434	254,216	819,814	150,593
7,499	17,233	25,930	50,844	163,964	30,119
2,441	6,127	13,672	14,560	46,025	8,247
2,225	4,363	59,134	12,200	121,620	12,066
—	—	3	4	— (a)	—
10,439	16,258	80,899	33,917	116,532	22,480
10,542	38,652	25,306	108,426	253,765	30,518
18,373	22,081	25,503	20,203	30,299	21,102
2,985	3,915	4,221	3,481	6,013	2,115
4,730	11,676	26,579	28,033	89,157	16,337
69	173	418	391	1,290	235
151	338	518	771	2,914	671
1,412	3,507	7,905	8,467	26,779	4,834
9,533	23,696	1,653	46,036	124,843	32,059

107,893	234,184	358,175	581,548	1,803,015	331,376
(2,563)	—	—	—	—	(2,742)

105,330	234,184	358,175	581,548	1,803,015	328,634

(102,737)	(228,017)	117,952	(561,779)	(1,738,434)	(316,868)

—	—	(537,373)	9,439	23,780	9,685
—	—	(780,597)	(119,018)	(950,596)	(190,586)
(1,061,353)	(9,655,375)	2,261,898	(1,399,141)	(11,706,139)	—
—	—	—	—	—	(368,695)
1,152,851	1,556,392	(445,407)	955,581	10,990,284	1,288,853

91,498	(8,098,983)	498,521	(553,139)	(1,642,671)	739,257

$(11,239)	$(8,327,000)	$616,473	$(1,114,918)	$(3,381,105)	$422,389

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2010

(unaudited)

Statements of Operations, continued

Falling U.S. Dollar ProFund
Investment Income:
Interest	$6,327

Expenses:
Advisory fees	106,927
Management services fees	21,385
Administration fees	6,056
Distribution and services fees—Service Class	6,195
Transfer agency fees	20,028
Administrative services fees	27,929
Registration and filing fees	22,375
Custody fees	4,156
Fund accounting fees	11,473
Trustee fees	175
Compliance services fees	274
Service fees	3,494
Other fees	15,511

Total Expenses	245,978

Net Investment Income (Loss)	(239,651)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	140,042
Net realized gains (losses) on forward currency contracts	585,226
Change in net unrealized appreciation/depreciation on investments	(866,393)

Net Realized and Unrealized Gains (Losses) on Investments	(141,125)

Change in Net Assets Resulting From Operations	$(380,776)

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

PROFUNDS

Statements of Changes in Net Assets

	Bull ProFund		Mid-Cap ProFund
	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009
From Investment Activities:
Operations:
Net investment income (loss)	$(138,612)	$303,557	$(61,636)	$(74,541)
Net realized gains (losses) on investments	(627,042)	(39,888,786)	(636,817)	(327,569)
Change in net unrealized appreciation/depreciation on investments	2,649,521	2,149,600	46,871	(483,516)

Change in net assets resulting from operations	1,883,867	(37,435,629)	(651,582)	(885,626)

Distributions to Shareholders From:
Net investment income
Investor Class	—	(384,578)	—	—
Service Class	—	—	—	—
Return of capital
Investor Class	—	(18,832)	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	(403,410)	—	—

Change in net assets resulting from capital transactions	1,282,175	43,224,425	(579,932)	356,326

Change in net assets	3,166,042	5,385,386	(1,231,514)	(529,300)
Net Assets:
Beginning of period	45,963,025	40,577,639	13,898,388	14,427,688

End of period	$49,129,067	$45,963,025	$12,666,874	$13,898,388

Accumulated net investment income (loss)	$(48,913)	$(3,896)	$(81,983)	$(120,707)

Capital Transactions:
Investor Class
Proceeds from shares issued	$321,972,525	$1,012,612,404	$70,941,316	$224,776,934
Dividends reinvested	—	372,666	—	—
Value of shares redeemed	(315,533,860)	(975,676,543)	(71,850,973)	(221,669,152)
Service Class
Proceeds from shares issued	51,260,053	81,202,689	3,136,800	40,734,876
Dividends reinvested	—	—	—	—
Value of shares redeemed	(56,416,543)	(75,286,791)	(2,807,075)	(43,486,332)

Change in net assets resulting from capital transactions	$1,282,175	$43,224,425	$(579,932)	$356,326

Share Transactions:
Investor Class
Issued	6,609,726	23,537,560	1,927,364	8,032,561
Reinvested	—	9,266	—	—
Redeemed	(6,502,012)	(23,387,091)	(2,012,009)	(7,890,779)
Service Class
Issued	1,147,440	2,206,831	90,612	1,637,665
Reinvested	—	—	—	—
Redeemed	(1,286,785)	(2,037,206)	(82,633)	(1,697,921)

Change in shares	(31,631)	329,360	(76,666)	81,526

See accompanying notes to the financial statements.

Small-Cap ProFund		NASDAQ-100 ProFund		Large-Cap Value ProFund
Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009

$(198,854)	$(329,556)	$(441,401)	$(691,435)	$30,250	$325,437
(612,361)	(25,852,839)	5,561,186	7,275,417	1,528,485	1,772,570
(642,090)	(1,055,463)	193,138	2,611,378	(167,048)	115,632

(1,453,305)	(27,237,858)	5,312,923	9,195,360	1,391,687	2,213,639

—	(51,756)	—	(34,122)	(108,656)	(271,082)
—	—	—	—	(8,235)	(12,956)

—	—	—	—	—	—

—	—	(893,595)	—	—	—
—	—	(129,025)	—	—	—

—	(51,756)	(1,022,620)	(34,122)	(116,891)	(284,038)

11,246,677	(91,768,246)	(100,096,390)	89,729,952	(1,878,497)	(8,693,927)

9,793,372	(119,057,860)	(95,806,087)	98,891,190	(603,701)	(6,764,326)

18,472,216	137,530,076	139,276,511	40,385,321	7,532,137	14,296,463

$28,265,588	$18,472,216	$43,470,424	$139,276,511	$6,928,436	$7,532,137

$(217,653)	$(470,200)	$(204,304)	$(616,146)	$(5,176)	$152,594

$236,167,470	$738,134,407	$547,126,344	$871,424,073	$64,776,289	$209,718,593
—	48,159	858,988	32,464	102,628	228,281
(226,645,979)	(828,409,393)	(645,704,060)	(783,167,311)	(67,231,855)	(218,486,258)

106,885,218	102,559,007	27,197,949	49,185,775	5,237,991	4,752,867
—	—	123,835	—	6,175	12,820
(105,160,032)	(104,100,426)	(29,699,446)	(47,745,049)	(4,769,725)	(4,920,230)

$11,246,677	$(91,768,246)	$(100,096,390)	$89,729,952	$(1,878,497)	$(8,693,927)

7,104,572	25,111,559	8,919,768	17,401,824	1,992,268	7,187,682
—	1,765	13,262	751	3,078	8,268
(6,897,037)	(27,924,277)	(10,603,301)	(15,617,569)	(2,052,051)	(7,292,574)

3,443,611	4,086,562	482,231	1,051,708	170,568	176,782
—	—	2,097	—	193	483
(3,401,365)	(4,101,107)	(528,860)	(1,008,064)	(152,521)	(180,698)

249,781	(2,825,498)	(1,714,803)	1,828,650	(38,465)	(100,057)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Large-Cap Growth ProFund		Mid-Cap Value ProFund
	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009
From Investment Activities:
Operations:
Net investment income (loss)	$(37,953)	$(61,152)	$21,540	$73,797
Net realized gains (losses) on investments	2,032,799	(1,853,429)	630,000	(2,162,393)
Change in net unrealized appreciation/depreciation on investments	(1,214,540)	1,831,637	(483,679)	(172,579)

Change in net assets resulting from operations	780,306	(82,944)	167,861	(2,261,175)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	(57,952)	—
Service Class	—	—	(13,296)	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	—	(71,248)	—

Change in net assets resulting from capital transactions	(9,975,849)	7,970,653	10,819,440	(12,848,517)

Change in net assets	(9,195,543)	7,887,709	10,916,053	(15,109,692)
Net Assets:
Beginning of period	25,587,482	17,699,773	8,636,105	23,745,797

End of period	$16,391,939	$25,587,482	$19,552,158	$8,636,105

Accumulated net investment income (loss)	$(17,312)	$(45,043)	$(96,266)	$(46,558)

Capital Transactions:
Investor Class
Proceeds from shares issued	$40,016,402	$105,861,502	$103,754,163	$91,232,884
Dividends reinvested	—	—	57,389	—
Value of shares redeemed	(50,924,147)	(96,290,923)	(93,867,699)	(103,982,857)
Service Class
Proceeds from shares issued	3,739,072	6,634,412	4,836,414	6,851,270
Dividends reinvested	—	—	12,962	—
Value of shares redeemed	(2,807,176)	(8,234,338)	(3,973,789)	(6,949,814)

Change in net assets resulting from capital transactions	$(9,975,849)	$7,970,653	$10,819,440	$(12,848,517)

Share Transactions:
Investor Class
Issued	1,172,313	3,875,471	2,996,057	3,286,024
Reinvested	—	—	1,554	—
Redeemed	(1,527,275)	(3,468,278)	(2,743,547)	(3,570,301)
Service Class
Issued	115,561	254,413	150,086	219,625
Reinvested	—	—	378	—
Redeemed	(93,464)	(302,666)	(121,387)	(243,808)

Change in shares	(332,865)	358,940	283,141	(308,460)

See accompanying notes to the financial statements.

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund
Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009

$(82,207)	$(133,145)	$(22,620)	$174,610	$(74,012)	$(138,866)
570,564	(377,065)	2,559,862	(36,439,223)	963,521	(6,575,996)
(504,121)	(950,479)	(1,152,387)	1,840,005	(273,554)	22,136

(15,764)	(1,460,689)	1,384,855	(34,424,608)	615,955	(6,692,726)

—	—	—	(165,007)	—	—
—	—	—	—	—	—

—	—	(18,469)	—	—	—
—	—	(1,954)	—	—	—

—	—	(20,423)	(165,007)	—	—

(7,780,298)	(16,463,828)	(15,618,267)	47,509,531	(4,325,388)	(4,734,635)

(7,796,062)	(17,924,517)	(14,253,835)	12,919,916	(3,709,433)	(11,427,361)

20,141,799	38,066,316	22,255,008	9,335,092	14,071,170	25,498,531

$12,345,737	$20,141,799	$8,001,173	$22,255,008	$10,361,737	$14,071,170

$(33,536)	$(1,539)	$(62,803)	$(62,016)	$(36,034)	$(89,533)

$29,477,161	$85,681,286	$50,485,092	$335,997,338	$34,461,021	$133,325,055
—	—	18,390	163,700	—	—
(36,560,474)	(99,447,578)	(67,218,533)	(290,664,188)	(38,265,126)	(136,302,959)

4,750,628	14,202,638	3,306,103	8,781,926	2,650,712	3,670,701
—	—	1,945	—	—	—
(5,447,613)	(16,900,174)	(2,211,264)	(6,769,245)	(3,171,995)	(5,427,432)

$(7,780,298)	$(16,463,828)	$(15,618,267)	$47,509,531	$(4,325,388)	$(4,734,635)

891,972	3,013,480	1,487,562	9,409,403	1,036,212	4,596,123
—	—	533	5,633	—	—
(1,164,619)	(3,287,168)	(1,981,252)	(8,963,406)	(1,162,074)	(4,755,971)

156,761	602,886	104,172	265,535	86,260	148,703
—	—	61	—	—	—
(186,983)	(661,068)	(69,480)	(253,858)	(107,305)	(180,030)

(302,869)	(331,870)	(458,404)	463,307	(146,907)	(191,175)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Europe 30 ProFund		UltraBull ProFund
	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009
From Investment Activities:
Operations:
Net investment income (loss)	$(1,194)	$125,164	$(244,195)	$232,534
Net realized gains (losses) on investments	949,270	(3,735,943)	14,024,086	(49,385,226)
Change in net unrealized appreciation/depreciation on investments	65,433	51,246	(4,510,811)	(17,001,686)

Change in net assets resulting from operations	1,013,509	(3,559,533)	9,269,080	(66,154,378)

Distributions to Shareholders From:
Net investment income
Investor Class	(75,327)	(84,568)	—	(616,761)
Service Class	(8,924)	—	—	(22,356)
Return of capital
Investor Class	(34,830)	(199)	—	(2,710)
Service Class	(4,305)	—	—	(98)
Net realized gains on investments
Investor Class	—	(149,073)	—	—
Service Class	—	(24,522)	—	—

Change in net assets resulting from distributions	(123,386)	(258,362)	—	(641,925)

Change in net assets resulting from capital transactions	(4,367,715)	5,213,363	4,766,359	30,161,440

Change in net assets	(3,477,592)	1,395,468	14,035,439	(36,634,863)
Net Assets:
Beginning of period	9,614,593	8,219,125	67,283,291	103,918,154

End of period	$6,137,001	$9,614,593	$81,318,730	$67,283,291

Accumulated net investment income (loss)	$28,564	$114,009	$(83,904)	$(53,443)

Capital Transactions:
Investor Class
Proceeds from shares issued	$79,965,391	$131,997,225	$950,326,868	$1,774,275,119
Dividends reinvested	102,762	125,732	—	503,448
Value of shares redeemed	(84,168,803)	(127,275,290)	(945,146,957)	(1,748,356,018)
Service Class
Proceeds from shares issued	8,529,564	6,095,105	50,228,784	73,695,113
Dividends reinvested	13,161	24,257	—	21,708
Value of shares redeemed	(8,809,790)	(5,753,666)	(50,642,336)	(69,977,930)

Change in net assets resulting from capital transactions	$(4,367,715)	$5,213,363	$4,766,359	$30,161,440

Share Transactions:
Investor Class
Issued	5,899,321	11,314,490	32,077,864	74,432,196
Reinvested	7,377	12,179	—	22,801
Redeemed	(6,188,970)	(11,056,942)	(31,987,518)	(73,907,624)
Service Class
Issued	608,735	520,145	1,848,235	3,178,458
Reinvested	922	2,346	—	1,068
Redeemed	(631,650)	(492,339)	(1,862,692)	(3,138,081)

Change in shares	(304,265)	299,879	75,889	588,818

(a)

Amount includes $753,927 related to a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio.

(b)

Amount includes $26,382 related to a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio.

See accompanying notes to the financial statements.

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund
Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009

$(124,806)	$(140,860)	$(225,395)	$(336,546)	$(65,928)	$47,971
4,340,987	(24,581,509)	2,778,478	(37,482,834)	2,539,148	(11,384,366)
416,358	(4,973,852)	(441,694)	(4,233,820)	35,029	(2,077,458)

4,632,539	(29,696,221)	2,111,389	(42,053,200)	2,508,249	(13,413,853)

(2,849)	(9,260)	—	(24,938)	(2,698)	(200,269)
—	—	—	—	—	(8,555)

—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—

(2,849)	(9,260)	—	(24,938)	(2,698)	(208,824)

(9,465,046)	4,333,667	7,836,830	10,489,587	3,557,564	4,447,541

(4,835,356)	(25,371,814)	9,948,219	(31,588,551)	6,063,115	(9,175,136)

29,956,146	55,327,960	28,271,149	59,859,700	16,186,375	25,361,511

$25,120,790	$29,956,146	$38,219,368	$28,271,149	$22,249,490	$16,186,375

$(106,606)	$(198,355)	$(314,752)	$(556,244)	$(51,750)	$(32,502)

$196,315,526	$395,128,767	$424,397,872	$1,028,637,449	$238,141,364	$479,651,233 (a)
2,677	9,042	—	22,759	2,615	154,956
(205,765,951)	(389,741,608)	(423,495,694)	(1,018,082,346)	(234,829,039)	(475,315,076)

39,284,803	43,271,269	107,038,551	168,448,946	19,408,402	31,743,173 (b)
—	—	—	—	—	3,573
(39,302,101)	(44,333,803)	(100,103,899)	(168,537,221)	(19,165,778)	(31,790,318)

$(9,465,046)	$4,333,667	$7,836,830	$10,489,587	$3,557,564	$4,447,541

7,801,145	21,360,053	35,380,767	106,360,747	11,204,407	28,381,722
96	576	—	2,529	114	9,673
(8,259,035)	(21,175,942)	(35,468,829)	(106,291,669)	(11,079,980)	(28,316,268)

1,701,821	2,644,351	10,162,334	19,570,459	966,581	2,196,710
—	—	—	—	—	231
(1,704,390)	(2,665,228)	(9,536,250)	(19,525,719)	(959,316)	(2,148,829)

(460,363)	163,810	538,022	116,347	131,806	123,239

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraNASDAQ-100 ProFund		UltraInternational ProFund
	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009
From Investment Activities:
Operations:
Net investment income (loss)	$(765,278)	$(1,175,262)	$(203,834)	$(163,910)
Net realized gains (losses) on investments	20,612,130	(53,988,302)	3,710,914	(7,764,863)
Change in net unrealized appreciation/depreciation on investments	(1,449,280)	(57,110,885)	(1,707,413)	594,166

Change in net assets resulting from operations	18,397,572	(112,274,449)	1,799,667	(7,334,607)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—	(120,595)
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	—	—	(120,595)

Change in net assets resulting from capital transactions	1,388,966	29,815,842	(7,377,206)	9,116,040

Change in net assets	19,786,538	(82,458,607)	(5,577,539)	1,660,838
Net Assets:
Beginning of period	109,590,748	192,049,355	21,704,884	20,044,046

End of period	$129,377,286	$109,590,748	$16,127,345	$21,704,884

Accumulated net investment income (loss)	$(184,202)	$(600,006)	$(94,073)	$(155,179)

Capital Transactions:
Investor Class
Proceeds from shares issued	$496,376,880	$1,287,462,189	$87,117,453	$152,337,977 (a)
Dividends reinvested	—	—	—	117,943
Value of shares redeemed	(495,511,123)	(1,257,349,294)	(94,652,637)	(141,553,512)
Service Class
Proceeds from shares issued	36,277,125	52,328,427	8,159,099	9,008,694 (b)
Dividends reinvested	—	—	—	—
Value of shares redeemed	(35,753,916)	(52,625,480)	(8,001,121)	(10,795,062)

Change in net assets resulting from capital transactions	$1,388,966	$29,815,842	$(7,377,206)	$9,116,040

Share Transactions:
Investor Class
Issued	28,757,686	101,533,472	6,852,593	16,762,749
Reinvested	—	—	—	13,178
Redeemed	(28,643,532)	(101,943,062)	(7,444,311)	(15,635,871)
Service Class
Issued	2,364,848	4,794,406	651,563	1,055,289
Reinvested	—	—	—	—
Redeemed	(2,320,417)	(4,871,896)	(651,094)	(1,044,959)

Change in shares	158,585	(487,080)	(591,249)	1,150,386

(a)	Amount includes $59,265 related to a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment.
(b)	Amount includes $10,894 related to a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment.

See accompanying notes to the financial statements.

UltraEmerging Markets ProFund		UltraLatin America ProFund		UltraChina ProFund
Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009

$(256,354)	$286,102	$6,237	$89,082	$(226,023)	$15,603
(650,388)	(68,964,861)	2,063,577	(18,357,203)	(3,548,144)	(249,380)
3,512,065	8,648,524	3,707,613	6,126,849	(2,273,468)	6,083,810

2,605,323	(60,030,235)	5,777,427	(12,141,272)	(6,047,635)	5,850,033

—	(2,045,790)	(168,613)	(161,577)	(1,207)	(53,712)
—	(425)	—	(784)	—	—

—	(2,046,215)	(168,613)	(162,361)	(1,207)	(53,712)

(17,960,783)	24,604,167	14,553,384	28,648,244	(29,724,007)	37,409,853

(15,355,460)	(37,472,283)	20,162,198	16,344,611	(35,772,849)	43,206,174

95,415,450	132,887,733	47,057,814	30,713,203	56,154,053	12,947,879

$80,059,990	$95,415,450	$67,220,012	$47,057,814	$20,381,204	$56,154,053

$(89,207)	$45,786	$(96,342)	$66,034	$(141,036)	$(26,669)

$190,118,351	$393,218,441	$226,754,529	$291,834,655	$133,956,166	$306,613,089
—	1,987,015	165,252	146,590	1,176	49,158
(207,835,212)	(373,079,321)	(211,677,971)	(266,053,657)	(162,226,828)	(272,770,745)

39,295,410	47,318,242	66,703,139	104,467,378	17,102,551	29,809,966
—	417	—	771	—	—
(39,539,332)	(44,840,627)	(67,391,565)	(101,747,493)	(18,557,072)	(26,291,615)

$(17,960,783)	$24,604,167	$14,553,384	$28,648,244	$(29,724,007)	$37,409,853

12,733,181	43,350,332	20,010,819	49,679,435	13,118,538	46,171,192
—	289,231	12,860	38,274	113	9,363
(14,365,233)	(40,619,228)	(19,165,016)	(45,502,132)	(16,247,053)	(41,549,190)

2,536,641	4,898,688	6,570,252	19,546,776	1,662,900	5,081,718
—	60	—	201	—	—
(2,581,185)	(4,641,810)	(6,762,012)	(18,973,102)	(1,867,214)	(4,729,033)

(1,676,596)	3,277,273	666,903	4,789,452	(3,332,716)	4,984,050

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraJapan ProFund		Bear ProFund
	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009
From Investment Activities:
Operations:
Net investment income (loss)	$(222,200)	$(285,752)	$(641,182)	$(980,123)
Net realized gains (losses) on investments	(782,067)	(28,109,892)	(12,575,975)	20,811,744
Change in net unrealized appreciation/depreciation on investments	(3,370,280)	1,914,010	3,623,840	205,790

Change in net assets resulting from operations	(4,374,547)	(26,481,634)	(9,593,317)	20,037,411

Distributions to Shareholders From:
Net investment income
Investor Class	—	(190,133)	—	(103,421)
Return of capital
Investor Class	—	(63,107)	—	—
Net realized gains on investments
Investor Class	—	—	—	(2,717,344)
Service Class	—	—	—	(142,102)

Change in net assets resulting from distributions	—	(253,240)	—	(2,962,867)

Change in net assets resulting from capital transactions	2,904,925	(12,024,457)	23,820,546	(100,310,796)

Change in net assets	(1,469,622)	(38,759,331)	14,227,229	(83,236,252)
Net Assets:
Beginning of period	25,934,248	64,693,579	77,289,598	160,525,850

End of period	$24,464,626	$25,934,248	$91,516,827	$77,289,598

Accumulated net investment income (loss)	$(106,605)	$(268,312)	$(103,113)	$(712,074)

Capital Transactions:
Investor Class
Proceeds from shares issued	$145,144,866	$425,743,088	$266,007,684	$961,403,975
Dividends reinvested	—	238,626	—	2,663,601
Value of shares redeemed	(141,959,894)	(438,278,551)	(244,603,739)	(1,064,600,714)
Service Class
Proceeds from shares issued	4,415,250	6,431,653	14,765,205	54,852,920
Dividends reinvested	—	—	—	137,624
Value of shares redeemed	(4,695,297)	(6,159,273)	(12,348,604)	(54,768,202)

Change in net assets resulting from capital transactions	$2,904,925	$(12,024,457)	$23,820,546	$(100,310,796)

Share Transactions:
Investor Class
Issued	14,448,628	40,605,523	10,309,920	28,665,837
Reinvested	—	26,722	—	74,983
Redeemed	(14,349,094)	(40,768,741)	(9,494,619)	(31,499,295)
Service Class
Issued	476,001	764,708	564,486	1,572,005
Reinvested	—	—	—	3,767
Redeemed	(509,610)	(730,387)	(481,528)	(1,589,140)

Change in shares	65,925	(102,175)	898,259	(2,771,843)

(a)

Amount includes $415,290 related to a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio.

(b)

Amount includes $44,740 related to a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio.

See accompanying notes to the financial statements.

Short Small-Cap ProFund		Short NASDAQ-100 ProFund		UltraBear ProFund
Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009

$(242,853)	$(320,527)	$(178,747)	$(146,299)	$(812,764)	$(1,816,851)
(6,299,715)	(506,130)	(3,090,580)	7,678	(34,876,643)	48,623,906
397,062	194,860	435,505	271,193	3,998,986	(6,571,228)

(6,145,506)	(631,797)	(2,833,822)	132,572	(31,690,421)	40,235,827

—	(95,813)	—	(31,126)	—	(274,417)

—	—	—	—	—	(451,681)

—	—	—	—	—	—
—	—	—	—	—	—

—	(95,813)	—	(31,126)	—	(726,098)

14,743,873	10,851,739	15,792,077	(1,851,454)	15,114,973	(93,291,995)

8,598,367	10,124,129	12,958,255	(1,750,008)	(16,575,448)	(53,782,266)

22,299,606	12,175,477	10,094,309	11,844,317	79,616,143	133,398,409

$30,897,973	$22,299,606	$23,052,564	$10,094,309	$63,040,695	$79,616,143

$(191,562)	$(321,575)	$(67,644)	$(106,591)	$(115,482)	$(1,353,393)

$287,504,665	$478,217,583	$254,704,738	$308,471,104 (a)	$628,873,824	$2,597,725,993
—	93,432	—	24,666	—	664,811
(274,154,325)	(473,699,650)	(238,891,469)	(309,817,085)	(614,402,518)	(2,688,740,244)

92,548,022	122,096,291	11,633,109	22,827,900 (b)	49,358,292	157,778,028
—	—	—	—	—	—
(91,154,489)	(115,855,917)	(11,654,301)	(23,358,039)	(48,714,625)	(160,720,583)

$14,743,873	$10,851,739	$15,792,077	$(1,851,454)	$15,114,973	$(93,291,995)

20,644,637	25,642,352	19,778,446	17,231,951	55,297,321	134,615,954
—	4,683	—	1,217	—	30,878
(19,892,060)	(25,232,379)	(18,677,833)	(17,273,198)	(55,265,437)	(136,910,871)

6,344,325	6,462,840	842,105	1,303,520	4,374,718	7,910,996
—	—	—	—	—	—
(6,262,969)	(6,157,809)	(839,119)	(1,325,048)	(4,375,115)	(8,111,417)

833,933	719,687	1,103,599	(61,558)	31,487	(2,464,460)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraShort Mid-Cap ProFund		UltraShort Small-Cap ProFund
	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009
From Investment Activities:
Operations:
Net investment income (loss)	$(67,529)	$(146,671)	$(303,921)	$(578,443)
Net realized gains (losses) on investments	(2,497,570)	(3,194,305)	(11,630,681)	37,485,123
Change in net unrealized appreciation/depreciation on investments	267,673	(394,573)	938,553	3,572,004

Change in net assets resulting from operations	(2,297,426)	(3,735,549)	(10,996,049)	40,478,684

Distributions to Shareholders From:
Net investment income
Investor Class	—	(92,238)	—	(1,299,800)
Service Class	—	(9,262)	—	(60,902)
Return of capital
Investor Class	—	—	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	(101,500)	—	(1,360,702)

Change in net assets resulting from capital transactions	4,497,373	1,299,296	(2,254,710)	(149,506,343)

Change in net assets	2,199,947	(2,537,753)	(13,250,759)	(110,388,361)
Net Assets:
Beginning of period	6,665,397	9,203,150	33,863,333	144,251,694

End of period	$8,865,344	$6,665,397	$20,612,574	$33,863,333

Accumulated net investment income (loss)	$(32,964)	$(137,987)	$(110,588)	$(589,327)

Capital Transactions:
Investor Class
Proceeds from shares issued	$74,935,071	$296,570,702	$383,449,809	$1,161,281,374
Dividends reinvested	—	87,495	—	1,233,910
Value of shares redeemed	(75,935,590)	(294,320,526)	(379,675,675)	(1,313,391,953)
Service Class
Proceeds from shares issued	29,169,042	34,342,376	192,675,545	247,282,853
Dividends reinvested	—	1,724	—	33,464
Value of shares redeemed	(23,671,150)	(35,382,475)	(198,704,389)	(245,945,991)

Change in net assets resulting from capital transactions	$4,497,373	$1,299,296	$(2,254,710)	$(149,506,343)

Share Transactions:
Investor Class
Issued	9,732,752	17,168,637	56,633,566	86,522,404
Reinvested	—	4,455	—	76,073
Redeemed	(9,861,570)	(17,076,488)	(56,453,960)	(93,917,109)
Service Class
Issued	3,627,922	2,445,837	26,888,264	19,275,048
Reinvested	—	88	—	1,972
Redeemed	(2,941,784)	(2,552,029)	(27,856,055)	(18,410,885)

Change in shares	557,320	(9,500)	(788,185)	(6,452,497)

See accompanying notes to the financial statements.

UltraShort Dow 30 ProFund		UltraShort NASDAQ-100 ProFund		UltraShort International ProFund
Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009

$(109,907)	$(235,510)	$(352,685)	$(694,773)	$(105,215)	$(273,983)
(2,510,388)	5,253,863	(12,349,283)	16,914,624	(2,879,908)	(1,092,826)
477,149	(1,517,957)	1,893,452	3,019,181	1,222,128	(368,902)

(2,143,146)	3,500,396	(10,808,516)	19,239,032	(1,762,995)	(1,735,711)

—	—	—	(391,213)	—	(202,052)
—	—	—	—	—	(5,683)

—	—	—	(179,783)	—	—

(10,153)	(84,798)	—	—	—	—
(129)	(6,330)	—	—	—	—

(10,282)	(91,128)	—	(570,996)	—	(207,735)

1,020,631	(10,923,870)	(31,455,973)	(60,373,990)	1,050,854	(36,240,504)

(1,132,797)	(7,514,602)	(42,264,489)	(41,705,954)	(712,141)	(38,183,950)

10,643,340	18,157,942	79,127,645	120,833,599	10,862,747	49,046,697

$9,510,543	$10,643,340	$36,863,156	$79,127,645	$10,150,606	$10,862,747

$(58,736)	$(224,430)	$(55,291)	$(505,104)	$(45,058)	$(267,732)

$154,027,483	$405,878,782	$283,746,922	$1,063,901,719	$38,621,409	$253,827,772
8,515	36,824	—	528,570	—	194,378
(152,835,922)	(416,464,148)	(278,221,986)	(1,161,935,337)	(37,702,724)	(287,773,902)

5,540,013	27,749,467	24,650,790	135,236,830	1,950,059	14,792,914
129	974	—	—	—	2,606
(5,719,587)	(28,125,769)	(61,631,699)	(98,105,772)	(1,817,890)	(17,284,272)

$1,020,631	$(10,923,870)	$(31,455,973)	$(60,373,990)	$1,050,854	$(36,240,504)

11,245,940	17,250,616	45,040,207	84,933,206	2,852,028	8,212,116
563	1,642	—	31,803	—	6,724
(11,150,902)	(17,481,103)	(44,297,508)	(90,785,418)	(2,777,997)	(9,376,177)

377,693	1,232,587	3,574,810	13,584,521	146,306	410,704
9	44	—	—	—	89
(372,906)	(1,283,258)	(8,337,513)	(8,907,419)	(138,948)	(515,368)

100,397	(279,472)	(4,020,004)	(1,143,307)	81,389	(1,261,912)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraShort Emerging Markets ProFund		UltraShort Latin America ProFund
	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009
From Investment Activities:
Operations:
Net investment income (loss)	$(84,882)	$(202,965)	$(74,333)	$(80,323)
Net realized gains (losses) on investments	(2,478,857)	7,858,585	(5,153,566)	(7,788,356)
Change in net unrealized appreciation/depreciation on investments	1,095,984	4,079,916	924,193	(311,351)

Change in net assets resulting from operations	(1,467,755)	11,735,536	(4,303,706)	(8,180,030)

Distributions to Shareholders From:
Net investment income
Investor Class	—	(274,584)	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	(274,584)	—	—

Change in net assets resulting from capital transactions	16,786,566	(73,463,012)	5,210,169	12,588,595

Change in net assets	15,318,811	(62,002,060)	906,463	4,408,565
Net Assets:
Beginning of period	8,914,886	70,916,946	7,565,294	3,156,729

End of period	$24,233,697	$8,914,886	$8,471,757	$7,565,294

Accumulated net investment income (loss)	$(43,528)	$(214,668)	$(31,129)	$(70,059)

Capital Transactions:
Investor Class
Proceeds from shares issued	$72,957,195	$323,628,435	$67,058,151	$179,309,709
Dividends reinvested	—	253,627	—	—
Value of shares redeemed	(56,615,215)	(394,603,044)	(60,634,878)	(173,067,749)
Service Class
Proceeds from shares issued	17,201,894	19,583,049	57,555,168	100,571,166
Dividends reinvested	—	—	—	—
Value of shares redeemed	(16,757,308)	(22,325,079)	(58,768,272)	(94,224,531)

Change in net assets resulting from capital transactions	$16,786,566	$(73,463,012)	$5,210,169	$12,588,595

Share Transactions:
Investor Class
Issued	33,837,078	40,754,694	21,221,361	14,193,214
Reinvested	—	30,631	—	—
Redeemed	(26,398,328)	(45,882,079)	(19,296,126)	(13,612,037)
Service Class
Issued	8,472,488	2,755,158	16,197,068	13,054,010
Reinvested	—	—	—	—
Redeemed	(8,234,040)	(3,125,282)	(16,987,690)	(12,245,430)

Change in shares	7,677,198	(5,466,878)	1,134,613	1,389,757

See accompanying notes to the financial statements.

UltraShort China ProFund		UltraShort Japan ProFund		Banks UltraSector ProFund
Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009

$(38,121)	$(38,703)	$(51,128)	$(94,535)	$(81,797)	$50,228
(658,284)	(1,900,962)	(977,315)	4,812,540	3,625,889	(7,602,226)
338,776	112,244	915,685	(1,311,808)	(1,502,697)	3,393,217

(357,629)	(1,827,421)	(112,758)	3,406,197	2,041,395	(4,158,781)

—	—	—	—	(226)	(254,573)
—	—	—	—	—	(59,905)

—	—	—	—	(226)	(314,478)

2,973,328	1,086,291	(1,199,288)	(3,899,714)	(5,027,907)	1,173,103

2,615,669	(741,130)	(1,312,046)	(493,517)	(2,986,738)	(3,300,156)

4,224,575	4,965,705	7,683,893	8,177,410	15,032,923	18,333,079

$6,840,274	$4,224,575	$6,371,847	$7,683,893	$12,046,185	$15,032,923

$(17,659)	$(32,273)	$(25,587)	$(85,704)	$(22,931)	$(30,200)

$48,949,960	$104,796,839	$135,968,163	$347,987,899	$68,465,199	$216,083,110
—	—	—	—	191	241,683
(47,589,681)	(103,811,525)	(136,984,337)	(351,442,357)	(72,933,182)	(215,503,846)

18,707,601	16,404,877	951,690	10,409,901	2,013,946	13,919,598
—	—	—	—	—	59,619
(17,094,552)	(16,303,900)	(1,134,804)	(10,855,157)	(2,574,061)	(13,627,061)

$2,973,328	$1,086,291	$(1,199,288)	$(3,899,714)	$(5,027,907)	$1,173,103

4,844,471	3,903,539	5,021,477	8,373,240	10,486,572	41,229,450
—	—	—	—	31	31,428
(4,695,560)	(3,652,685)	(5,057,267)	(8,299,460)	(11,146,514)	(39,705,410)

1,959,180	490,416	34,309	235,030	301,467	2,289,257
—	—	—	—	—	7,605
(1,841,036)	(497,993)	(40,578)	(247,182)	(390,711)	(2,199,065)

267,055	243,277	(42,059)	61,628	(749,155)	1,653,265

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Basic Materials UltraSector ProFund		Biotechnology UltraSector ProFund
	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009
From Investment Activities:
Operations:
Net investment income (loss)	$(77,953)	$83,101	$(137,626)	$(521,716)
Net realized gains (losses) on investments	4,878,036	(43,574,330)	(1,259,724)	(11,281,640)
Change in net unrealized appreciation/depreciation on investments	(474,366)	(5,686,970)	(154,198)	(10,067,747)

Change in net assets resulting from operations	4,325,717	(49,178,199)	(1,551,548)	(21,871,103)

Distributions to Shareholders From:
Net investment income
Investor Class	(3,216)	(227,419)	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	(3,216)	(227,419)	—	—

Change in net assets resulting from capital transactions	(5,407,192)	3,174,588	93,367	(42,866,036)

Change in net assets	(1,084,691)	(46,231,030)	(1,458,181)	(64,737,139)
Net Assets:
Beginning of period	36,947,230	83,178,260	16,078,764	80,815,903

End of period	$35,862,539	$36,947,230	$14,620,583	$16,078,764

Accumulated net investment income (loss)	$(5,808)	$(39,475)	$(64,313)	$(380,496)

Capital Transactions:
Investor Class
Proceeds from shares issued	$54,916,384	$90,284,523	$75,253,276	$156,310,229
Dividends reinvested	3,154	218,353	—	—
Value of shares redeemed	(58,742,157)	(91,472,771)	(75,439,042)	(197,942,356)
Service Class
Proceeds from shares issued	16,612,429	17,745,642	1,066,820	14,589,327
Dividends reinvested	—	—	—	—
Value of shares redeemed	(18,197,002)	(13,601,159)	(787,687)	(15,823,236)

Change in net assets resulting from capital transactions	$(5,407,192)	$3,174,588	$93,367	$(42,866,036)

Share Transactions:
Investor Class
Issued	1,629,698	3,730,578	1,423,236	2,925,267
Reinvested	86	12,198	—	—
Redeemed	(1,799,630)	(3,795,120)	(1,452,872)	(3,738,193)
Service Class
Issued	504,242	757,790	21,830	278,876
Reinvested	—	—	—	—
Redeemed	(567,887)	(650,899)	(17,055)	(331,432)

Change in shares	(233,491)	54,547	(24,861)	(865,482)

See accompanying notes to the financial statements.

Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund		Financials UltraSector ProFund
Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009

$12,894	$3,919	$(10,180)	$(14,259)	$(43,966)	$59,810
99,700	(829,934)	289,808	(706,945)	931,379	(12,176,859)
(165,836)	96,198	40,323	205,596	287,507	1,471,871

(53,242)	(729,817)	319,951	(515,608)	1,174,920	(10,645,178)

(13,408)	(16,446)	—	—	—	(174,589)
—	(3,051)	—	—	—	(12,936)

(13,408)	(19,497)	—	—	—	(187,525)

(4,362,262)	5,512,892	(78,609)	1,429,495	(3,604,468)	7,966,143

(4,428,912)	4,763,578	241,342	913,887	(2,429,548)	(2,866,560)

5,992,975	1,229,397	2,313,484	1,399,597	11,870,428	14,736,988

$1,564,063	$5,992,975	$2,554,826	$2,313,484	$9,440,880	$11,870,428

$1,097	$(182)	$(5,870)	$(12,813)	$(68,920)	$(77,368)

$21,862,923	$38,239,671	$7,921,477	$14,045,066	$21,218,963	$86,408,023
13,397	13,560	—	—	—	166,721
(26,193,402)	(32,966,123)	(8,505,079)	(12,449,776)	(24,528,058)	(79,449,659)

1,058,509	5,199,222	1,700,054	3,172,519	1,063,054	7,064,005
—	3,051	—	—	—	12,658
(1,103,689)	(4,976,489)	(1,195,061)	(3,338,314)	(1,358,427)	(6,235,605)

$(4,362,262)	$5,512,892	$(78,609)	$1,429,495	$(3,604,468)	$7,966,143

715,073	1,347,099	383,875	783,406	3,057,224	14,169,289
423	577	—	—	—	27,376
(882,538)	(1,163,332)	(418,450)	(703,535)	(3,627,756)	(13,260,371)

36,960	179,362	88,648	217,369	163,538	1,168,458
—	131	—	—	—	2,198
(38,653)	(179,375)	(64,264)	(225,352)	(212,711)	(1,066,118)

(168,735)	184,462	(10,191)	71,888	(619,705)	1,040,832

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009
From Investment Activities:
Operations:
Net investment income (loss)	$(32,912)	$10,234	$(17,439)	$2,926
Net realized gains (losses) on investments	889,531	(1,038,129)	259,453	(487,317)
Change in net unrealized appreciation/depreciation on investments	254,892	(892,079)	13,457	(2,316)

Change in net assets resulting from operations	1,111,511	(1,919,974)	255,471	(486,707)

Distributions to Shareholders From:
Net investment income
Investor Class	—	(56,767)	—	(5,957)
Service Class	—	(767)	—	(3,330)

Change in net assets resulting from distributions	—	(57,534)	—	(9,287)

Change in net assets resulting from capital transactions	367,937	(1,953,374)	5,664,009	502,871

Change in net assets	1,479,448	(3,930,882)	5,919,480	6,877
Net Assets:
Beginning of period	7,785,451	11,716,333	3,193,449	3,186,572

End of period	$9,264,899	$7,785,451	$9,112,929	$3,193,449

Accumulated net investment income (loss)	$(20,277)	$(24,440)	$(12,631)	$(1,696)

Capital Transactions:
Investor Class
Proceeds from shares issued	$20,886,675	$60,979,671	$18,700,644	$15,065,972
Dividends reinvested	—	53,856	—	5,865
Value of shares redeemed	(20,357,712)	(63,606,168)	(13,454,782)	(14,752,773)
Service Class
Proceeds from shares issued	2,142,126	10,202,496	1,132,271	3,006,219
Dividends reinvested	—	622	—	3,309
Value of shares redeemed	(2,303,152)	(9,583,851)	(714,124)	(2,825,721)

Change in net assets resulting from capital transactions	$367,937	$(1,953,374)	$5,664,009	$502,871

Share Transactions:
Investor Class
Issued	1,614,731	4,718,116	750,599	768,500
Reinvested	—	5,154	—	310
Redeemed	(1,598,734)	(4,852,136)	(553,631)	(710,980)
Service Class
Issued	172,472	912,526	46,879	153,459
Reinvested	—	63	—	179
Redeemed	(187,879)	(894,120)	(29,472)	(139,052)

Change in shares	590	(110,397)	214,375	72,416

See accompanying notes to the financial statements.

Internet UltraSector ProFund		Mobile Telecommunications UltraSector ProFund		Oil & Gas UltraSector ProFund
Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009

$(246,557)	$(129,575)	$(29,656)	$(49,255)	$(111,628)	$(86,988)
2,722,536	(72,343)	(1,769,704)	(2,936,936)	5,020,115	(22,072,366)
918,178	(143,077)	277,574	(640,791)	(689,088)	(39,500,469)

3,394,157	(344,995)	(1,521,786)	(3,626,982)	4,219,399	(61,659,823)

—	—	—	—	—	(8,738)
—	—	—	—	—	—

—	—	—	—	—	(8,738)

408,268	9,913,986	1,866,558	725,688	(11,561,509)	(21,318,723)

3,802,425	9,568,991	344,772	(2,901,294)	(7,342,110)	(82,987,284)

17,622,819	8,053,828	3,172,213	6,073,507	51,822,377	134,809,661

$21,425,244	$17,622,819	$3,516,985	$3,172,213	$44,480,267	$51,822,377

$(166,100)	$(154,083)	$(36,842)	$(62,475)	$(78,878)	$(115,608)

$105,150,202	$78,362,007	$38,965,159	$60,014,619	$52,924,492	$178,818,052
—	—	—	—	—	8,484
(103,460,401)	(69,747,635)	(37,055,830)	(59,469,303)	(63,538,893)	(197,068,233)

3,585,796	4,220,741	4,194,732	6,387,565	3,839,987	19,491,764
—	—	—	—	—	—
(4,867,329)	(2,921,127)	(4,237,503)	(6,207,193)	(4,787,095)	(22,568,790)

$408,268	$9,913,986	$1,866,558	$725,688	$(11,561,509)	$(21,318,723)

1,471,368	1,542,505	20,127,267	24,476,690	1,764,993	6,274,500
—	—	—	—	—	334
(1,453,016)	(1,383,349)	(19,555,863)	(23,738,498)	(2,118,104)	(6,811,680)

53,712	93,127	2,216,400	2,823,456	138,106	782,953
—	—	—	—	—	—
(72,000)	(65,102)	(2,232,260)	(2,782,536)	(172,872)	(867,054)

64	187,181	555,544	779,112	(387,877)	(620,947)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Oil Equipment, Services & Distribution UltraSector ProFund		Pharmaceuticals UltraSector ProFund
	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009
From Investment Activities:
Operations:
Net investment income (loss)	$(123,528)	$(137,686)	$2,059	$19,242
Net realized gains (losses) on investments	1,725,539	(19,152,162)	838,602	(882,354)
Change in net unrealized appreciation/depreciation on investments	979,659	(4,768,118)	(72,132)	(76,161)

Change in net assets resulting from operations	2,581,670	(24,057,966)	768,529	(939,273)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	(2,513)	(57,279)
Service Class	—	—	—	(5,934)

Change in net assets resulting from distributions	—	—	(2,513)	(63,213)

Change in net assets resulting from capital transactions	(6,804,423)	(3,651,555)	(4,071,337)	3,804,773

Change in net assets	(4,222,753)	(27,709,521)	(3,305,321)	2,802,287
Net Assets:
Beginning of period	18,115,980	45,825,501	7,698,348	4,896,061

End of period	$13,893,227	$18,115,980	$4,393,027	$7,698,348

Accumulated net investment income (loss)	$(54,405)	$(105,110)	$42,830	$40,985

Capital Transactions:
Investor Class
Proceeds from shares issued	$78,240,628	$113,299,857	$18,624,387	$29,121,479
Dividends reinvested	—	—	2,448	50,021
Value of shares redeemed	(84,265,914)	(118,576,001)	(23,319,656)	(25,403,076)
Service Class
Proceeds from shares issued	12,343,336	16,626,616	1,491,135	5,021,081
Dividends reinvested	—	—	—	5,426
Value of shares redeemed	(13,122,473)	(15,002,027)	(869,651)	(4,990,158)

Change in net assets resulting from capital transactions	$(6,804,423)	$(3,651,555)	$(4,071,337)	$3,804,773

Share Transactions:
Investor Class
Issued	4,811,198	8,818,975	2,269,522	4,395,917
Reinvested	—	—	283	7,455
Redeemed	(5,241,961)	(8,589,515)	(2,937,568)	(3,864,317)
Service Class
Issued	772,277	1,212,189	184,392	791,065
Reinvested	—	—	—	837
Redeemed	(855,788)	(1,113,715)	(111,194)	(817,486)

Change in shares	(514,274)	327,934	(594,565)	513,471

See accompanying notes to the financial statements.

Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund
Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009

$(655,928)	$(874,601)	$47,602	$68,926	$(52,110)	$(12,445)
3,691,465	(63,948,151)	921,640	(10,404,364)	(484,790)	(578,819)
(6,085,497)	6,898,846	911,516	(448,556)	(946,134)	(362,351)

(3,049,960)	(57,923,906)	1,880,758	(10,783,994)	(1,483,034)	(953,615)

—	(785,198)	(35,844)	(188,047)	—	(10,188)
—	—	—	—	—	—

—	(785,198)	(35,844)	(188,047)	—	(10,188)

(176,325)	(20,669,989)	2,137,767	(2,303,689)	(1,606,942)	7,553,774

(3,226,285)	(79,379,093)	3,982,681	(13,275,730)	(3,089,976)	6,589,971

67,398,179	146,777,272	7,297,779	20,573,509	16,015,456	9,425,485

$64,171,894	$67,398,179	$11,280,460	$7,297,779	$12,925,480	$16,015,456

$(354,633)	$(936,547)	$14,016	$(128,445)	$(50,808)	$(25,873)

$271,080,376	$611,488,511	$94,380,541	$147,826,500	$69,375,425	$61,173,385
—	753,437	35,141	175,684	—	9,323
(270,863,798)	(605,197,735)	(92,811,686)	(150,174,995)	(70,923,626)	(54,318,877)

23,814,514	74,250,172	14,256,137	23,351,150	4,520,626	6,938,693
—	—	—	—	—	—
(24,207,417)	(101,964,374)	(13,722,366)	(23,482,028)	(4,579,367)	(6,248,750)

$(176,325)	$(20,669,989)	$2,137,767	$(2,303,689)	$(1,606,942)	$7,553,774

8,594,318	27,156,229	6,761,413	13,985,375	6,028,198	7,618,620
—	35,674	2,155	14,555	—	1,549
(8,583,700)	(27,289,166)	(6,682,214)	(13,964,347)	(6,311,500)	(6,902,680)

787,567	3,409,195	987,433	1,776,232	420,271	918,855
—	—	—	—	—	—
(801,632)	(4,191,403)	(960,001)	(1,760,176)	(443,849)	(840,751)

(3,447)	(879,471)	108,786	51,639	(306,880)	795,593

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Technology UltraSector ProFund		Telecommunications UltraSector ProFund
	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009
From Investment Activities:
Operations:
Net investment income (loss)	$(93,842)	$(74,779)	$45,338	$56,566
Net realized gains (losses) on investments	859,536	(993,238)	(148,942)	(1,259,902)
Change in net unrealized appreciation/depreciation on investments	(480,638)	76,699	(93,749)	(103,682)

Change in net assets resulting from operations	285,056	(991,318)	(197,353)	(1,307,018)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	(55,280)	(69,363)
Service Class	—	—	(3,186)	—

Change in net assets resulting from distributions	—	—	(58,466)	(69,363)

Change in net assets resulting from capital transactions	(1,624,014)	6,676,902	(78,203)	(1,090,303)

Change in net assets	(1,338,958)	5,685,584	(334,022)	(2,466,684)
Net Assets:
Beginning of period	13,792,750	8,107,166	1,910,346	4,377,030

End of period	$12,453,792	$13,792,750	$1,576,324	$1,910,346

Accumulated net investment income (loss)	$(69,290)	$(74,004)	$(38,888)	$(25,760)

Capital Transactions:
Investor Class
Proceeds from shares issued	$38,442,329	$47,880,240	$19,879,247	$28,057,008
Dividends reinvested	—	—	53,752	66,592
Value of shares redeemed	(39,079,944)	(42,270,323)	(19,999,595)	(29,327,400)
Service Class
Proceeds from shares issued	5,796,248	13,382,424	979,170	2,266,889
Dividends reinvested	—	—	2,666	—
Value of shares redeemed	(6,782,647)	(12,315,439)	(993,443)	(2,153,392)

Change in net assets resulting from capital transactions	$(1,624,014)	$6,676,902	$(78,203)	$(1,090,303)

Share Transactions:
Investor Class
Issued	1,545,304	2,698,155	1,842,478	2,633,329
Reinvested	—	—	4,521	6,294
Redeemed	(1,624,610)	(2,413,891)	(1,867,051)	(2,757,079)
Service Class
Issued	258,039	872,663	92,312	223,008
Reinvested	—	—	234	—
Redeemed	(307,676)	(801,938)	(97,332)	(222,494)

Change in shares	(128,943)	354,989	(24,838)	(116,942)

See accompanying notes to the financial statements.

Utilities UltraSector ProFund		Short Oil & Gas ProFund		Short Precious Metals ProFund
Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009

$45,299	$168,553	$(32,321)	$(78,403)	$(102,737)	$(129,699)
834,318	(6,044,158)	(808,010)	5,889,176	(1,061,353)	1,517,809
(66,930)	(4,469,545)	92,560	402,158	1,152,851	(1,633,978)

812,687	(10,345,150)	(747,771)	6,212,931	(11,239)	(245,868)

(111,292)	(290,006)	—	(193,108)	—	(96,394)
—	(13,227)	—	(10,920)	—	—

(111,292)	(303,233)	—	(204,028)	—	(96,394)

(41,154)	(11,157,624)	(3,564,589)	(31,059,897)	7,185,299	(23,890,489)

660,241	(21,806,007)	(4,312,360)	(25,050,994)	7,174,060	(24,232,751)

10,412,301	32,218,308	6,227,323	31,278,317	8,218,346	32,451,097

$11,072,542	$10,412,301	$1,914,963	$6,227,323	$15,392,406	$8,218,346

$(49,811)	$16,182	$(9,850)	$(69,319)	$(58,651)	$(117,055)

$65,340,815	$85,158,072	$24,455,582	$168,554,954	$85,083,455	$240,014,532
110,362	276,891	—	160,396	—	81,275
(65,638,995)	(95,765,004)	(28,093,351)	(197,291,216)	(78,173,657)	(264,021,763)

3,036,747	9,265,411	1,582,674	6,717,212	4,923,403	14,988,933
—	8,710	—	7,846	—	—
(2,890,083)	(10,101,704)	(1,509,494)	(9,209,089)	(4,647,902)	(14,953,466)

$(41,154)	$(11,157,624)	$(3,564,589)	$(31,059,897)	$7,185,299	$(23,890,489)

4,092,493	5,302,526	1,796,643	9,386,852	9,314,875	14,841,772
6,357	18,991	—	8,951	—	5,121
(4,095,326)	(5,892,657)	(2,074,378)	(10,665,304)	(8,558,795)	(15,858,545)

189,231	672,653	108,373	350,539	491,911	788,718
—	621	—	420	—	—
(180,487)	(739,078)	(105,540)	(500,288)	(463,676)	(768,577)

12,268	(636,944)	(274,902)	(1,418,830)	784,315	(991,511)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Short Real Estate ProFund		U.S. Government Plus ProFund
	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009
From Investment Activities:
Operations:
Net investment income (loss)	$(228,017)	$(439,402)	$117,952	$1,292,119
Net realized gains (losses) on investments	(9,655,375)	(7,515,547)	943,928	(2,310,154)
Change in net unrealized appreciation/depreciation on investments	1,556,392	1,491,168	(445,407)	1,055,272

Change in net assets resulting from operations	(8,327,000)	(6,463,781)	616,473	37,237

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	(153,805)	(1,211,232)
Service Class	—	—	(33,296)	(11,558)
Class A	—	—	(21)	(162)
Net realized gains on investments
Investor Class	(30,733)	(2,031,774)	—	—
Service Class	(1,719)	(116,264)	—	—

Change in net assets resulting from distributions	(32,452)	(2,148,038)	(187,122)	(1,222,952)

Change in net assets resulting from capital transactions	827,974	(46,879,558)	52,786,472	12,326,116

Change in net assets	(7,531,478)	(55,491,377)	53,215,823	11,140,401
Net Assets:
Beginning of period	29,146,964	84,638,341	33,032,469	21,892,068

End of period	$21,615,486	$29,146,964	$86,248,292	$33,032,469

Accumulated net investment income (loss)	$(105,774)	$(434,250)	$30,899	$100,069

Capital Transactions:
Investor Class
Proceeds from shares issued	$86,548,551	$245,062,100	$440,152,744	$1,494,566,312
Dividends reinvested	27,671	1,768,533	149,458	1,198,806
Value of shares redeemed	(86,428,257)	(289,705,268)	(424,149,970)	(1,478,967,752)
Service Class
Proceeds from shares issued	2,063,971	16,728,204	393,237,728	119,460,366
Dividends reinvested	964	72,087	33,289	10,946
Value of shares redeemed	(1,384,926)	(20,805,214)	(356,587,632)	(123,901,156)
Class A
Proceeds from shares issued	—	—	7,313	84,396
Dividends reinvested	—	—	19	162
Value of shares redeemed	—	—	(56,477)	(125,964)

Change in net assets resulting from capital transactions	$827,974	$(46,879,558)	$52,786,472	$12,326,116

Share Transactions:
Investor Class
Issued	6,675,113	11,148,811	13,565,571	44,276,395
Reinvested	2,112	69,958	4,577	35,364
Redeemed	(6,757,168)	(12,477,286)	(13,033,056)	(43,944,462)
Service Class
Issued	166,521	721,015	12,215,570	3,256,804
Reinvested	75	2,882	1,034	306
Redeemed	(108,913)	(896,922)	(11,035,803)	(3,329,390)
Class A
Issued	—	—	222	2,389
Reinvested	—	—	1	5
Redeemed	—	—	(1,784)	(3,654)

Change in shares	(22,260)	(1,431,542)	1,716,332	293,757

(a)	Amount is less than 0.50 share.

See accompanying notes to the financial statements.

Rising Rates Opportunity 10 ProFund			Rising Rates Opportunity ProFund		Rising U.S. Dollar ProFund
Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009		Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009

$(561,779)		$(757,881)	$(1,738,434)	$(2,182,566)	$(316,868)	$(352,145)
(1,508,720)		(1,989,525)	(12,632,955)	(5,754,222)	(549,596)	(529,208)
955,581		(772,471)	10,990,284	(10,130,454)	1,288,853	(295,994)

(1,114,918)		(3,519,877)	(3,381,105)	(18,067,242)	422,389	(1,177,347)

—		(45,337)	—	(785,626)	—	—
—		—	—	—	—	—
—		(4)	—	(63)	—	—

—		—	—	—	(86,568)	(5,370)
—		—	—	—	(18,388)	(854)

—		(45,341)	—	(785,689)	(104,956)	(6,224)

(4,325,281)		26,031,806	11,116,112	47,597,504	76,747,198	(8,608,935)

(5,440,199)		22,466,588	7,735,007	28,744,573	77,064,631	(9,792,506)

63,500,927		41,034,339	215,118,018	186,373,445	17,931,325	27,723,831

$58,060,728		$63,500,927	$222,853,025	$215,118,018	$94,995,956	$17,931,325

$(266,645)		$(714,412)	$(979,996)	$(2,244,401)	$(199,065)	$(373,960)

$101,426,069		$190,369,646	$562,478,530	$1,025,550,869	$200,038,595	$548,880,826
—		44,647	—	737,420	78,575	4,478
(107,234,946)		(158,735,202)	(551,945,127)	(978,027,146)	(121,563,441)	(554,878,624)

13,055,281		10,941,094	293,134,100	276,464,691	5,951,078	19,228,565
—		—	—	—	18,388	828
(11,571,502)		(16,585,930)	(292,551,391)	(277,091,938)	(7,775,997)	(21,845,008)

38,008		3,414,707	—	528,995	—	—
—		4	—	63	—	—
(38,191)		(3,417,160)	—	(565,450)	—	—

$(4,325,281)		$26,031,806	$11,116,112	$47,597,504	$76,747,198	$(8,608,935)

4,197,839		7,745,629	39,476,422	70,655,016	7,415,603	18,600,628
—		1,956	—	67,902	2,923	153
(4,436,105)		(6,443,082)	(38,808,163)	(66,450,547)	(4,546,181)	(18,892,676)

521,975		433,862	21,067,549	19,408,921	224,430	664,405
—		—	—	—	696	29
(461,228)		(634,065)	(20,980,062)	(19,273,583)	(296,220)	(750,514)

1,497		130,806	—	34,909	—	—
—	—	(a)	—	6	—	—
(1,497)		(130,806)	—	(34,915)	—	—

(177,519)		1,104,300	755,746	4,407,709	2,801,251	(377,975)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Falling U.S. Dollar ProFund
	Six months ended January 31, 2010 (unaudited)	Year ended July 31, 2009
From Investment Activities:
Operations:
Net investment income (loss)	$(239,651)	$(420,986)
Net realized gains (losses) on investments	725,268	(3,080,802)
Change in net unrealized appreciation/depreciation on investments	(866,393)	577,636

Change in net assets resulting from operations	(380,776)	(2,924,152)

Distributions to Shareholders From:
Net investment income
Investor Class	—	(2,017,717)
Service Class	—	(63,318)

Change in net assets resulting from distributions	—	(2,081,035)

Change in net assets resulting from capital transactions	(23,784,321)	11,483,488

Change in net assets	(24,165,097)	6,478,301
Net Assets:
Beginning of period	41,703,788	35,225,487

End of period	$17,538,691	$41,703,788

Accumulated net investment income (loss)	$(108,278)	$(396,848)

Capital Transactions:
Investor Class
Proceeds from shares issued	$43,282,750	$389,825,283
Dividends reinvested	—	1,852,877
Value of shares redeemed	(67,697,536)	(379,663,001)
Service Class
Proceeds from shares issued	2,331,709	9,751,240
Dividends reinvested	—	59,053
Value of shares redeemed	(1,701,244)	(10,341,964)

Change in net assets resulting from capital transactions	$(23,784,321)	$11,483,488

Share Transactions:
Investor Class
Issued	1,546,608	14,306,905
Reinvested	—	69,552
Redeemed	(2,435,262)	(13,957,008)
Service Class
Issued	83,012	357,211
Reinvested	—	2,201
Redeemed	(61,184)	(381,269)

Change in shares	(866,826)	397,592

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data
Bull ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$44.65	(0.08)	4.12	4.04	—	—		—	—	$48.69	9.05	%(d)	1.73%	1.73%	(0.35)%	$44,837	53	%(d)
Year Ended July 31, 2009	$56.76	0.20	(12.25)	(12.05)	(0.06)	—	(e)	—	(0.06)	$44.65	(21.23)%		1.79%	1.79%	0.48%	$36,314	839%
Year Ended July 31, 2008	$65.57	0.41	(8.52)	(8.11)	(0.70)	—		—	(0.70)	$56.76	(12.51)%		1.59%	1.59%	0.67%	$37,092	690%
Year Ended July 31, 2007	$57.59	0.42	7.90	8.32	(0.34)	—		—	(0.34)	$65.57	14.47%		1.50%	1.50%	0.66%	$30,979	218%
January 1, 2006 through July 31, 2006	$56.33	0.16	1.10	1.26	—	—		—	—	$57.59	2.24	%(d)	1.47%	1.47%	0.47%	$62,320	252	%(d)
Year Ended December 31, 2005	$54.88	0.29	1.35	1.64	(0.19)	—		—	(0.19)	$56.33	2.98%		1.45%	1.45%	0.54%	$84,743	358%
Year Ended December 31, 2004	$50.43	0.24	4.31	4.55	(0.10)	—		—	(0.10)	$54.88	9.03%		1.44%	1.44%	0.48%	$108,162	463%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$40.86	(0.31)	3.77	3.46	—	—		—	—	$44.32	8.49	%(d)	2.73%	2.73%	(1.35)%	$4,292	53	%(d)
Year Ended July 31, 2009	$52.37	(0.18)	(11.33)	(11.51)	—	—		—	—	$40.86	(21.98)%		2.79%	2.79%	(0.52)%	$9,650	839%
Year Ended July 31, 2008	$60.51	(0.17)	(7.94)	(8.11)	(0.03)	—		—	(0.03)	$52.37	(13.41)%		2.59%	2.59%	(0.33)%	$3,486	690%
Year Ended July 31, 2007	$53.40	(0.17)	7.28	7.11	—	—		—	—	$60.51	13.31%		2.50%	2.50%	(0.34)%	$6,344	218%
January 1, 2006 through July 31, 2006	$52.53	(0.16)	1.03	0.87	—	—		—	—	$53.40	1.66	%(d)	2.47%	2.47%	(0.53)%	$7,141	252	%(d)
Year Ended December 31, 2005	$51.54	(0.22)	1.21	0.99	—	—		—	—	$52.53	1.92%		2.45%	2.45%	(0.46)%	$22,680	358%
Year Ended December 31, 2004	$47.85	(0.23)	4.02	3.79	(0.10)	—		—	(0.10)	$51.54	7.92%		2.40%	2.40%	(0.48)%	$49,198	463%

Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$33.01	(0.15)	4.00 (f)	3.85	—	—		—	—	$36.86	11.69	%(d)	1.79%	1.68%	(0.81)%	$11,271	80	%(d)
Year Ended July 31, 2009	$42.88	(0.21)	(9.66)	(9.87)	—	—		—	—	$33.01	(23.02)%		2.12%	1.65%	(0.69)%	$12,888	1,263%
Year Ended July 31, 2008	$47.04	0.09	(3.31)	(3.22)	(0.12)	—		(0.82)	(0.94)	$42.88	(6.96)%		1.90%	1.65%	0.21%	$10,660	857%
Year Ended July 31, 2007	$41.22	0.19	5.76	5.95	(0.13)	—		—	(0.13)	$47.04	14.44%		1.77%	1.77%	0.43%	$7,605	705%
January 1, 2006 through July 31, 2006	$41.24	0.14	(0.16)	(0.02)	—	—		—	—	$41.22	(0.05	)%(d)	1.54%	1.45%	0.56%	$8,770	349	%(d)
Year Ended December 31, 2005	$37.55	0.12	3.90	4.02	(0.05)	—		(0.28)	(0.33)	$41.24	10.69%		1.47%	1.47%	0.31%	$108,143	500%
Year Ended December 31, 2004	$32.87	(0.12)	4.90	4.78	—	—		(0.10)	(0.10)	$37.55	14.60%		1.55%	1.55%	(0.34)%	$132,350	199%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$30.85	(0.32)	3.75 (f)	3.43	—	—		—	—	$34.28	11.15	%(d)	2.79%	2.68%	(1.81)%	$1,396	80	%(d)
Year Ended July 31, 2009	$40.51	(0.50)	(9.16)	(9.66)	—	—		—	—	$30.85	(23.85)%		3.12%	2.65%	(1.69)%	$1,010	1,263%
Year Ended July 31, 2008	$44.80	(0.34)	(3.13)	(3.47)	—	—		(0.82)	(0.82)	$40.51	(7.85)%		2.90%	2.65%	(0.79)%	$3,767	857%
Year Ended July 31, 2007	$39.54	(0.25)	5.51	5.26	—	—		—	—	$44.80	13.30%		2.77%	2.77%	(0.57)%	$1,017	705%
January 1, 2006 through July 31, 2006	$39.77	(0.10)	(0.13)	(0.23)	—	—		—	—	$39.54	(0.60	)%(d)	2.54%	2.45%	(0.44)%	$2,546	349	%(d)
Year Ended December 31, 2005	$36.56	(0.26)	3.75	3.49	—	—		(0.28)	(0.28)	$39.77	9.56%		2.47%	2.47%	(0.69)%	$9,582	500%
Year Ended December 31, 2004	$32.33	(0.45)	4.78	4.33	—	—		(0.10)	(0.10)	$36.56	13.45%		2.55%	2.55%	(1.34)%	$2,764	199%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Small-Cap ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$30.99	(0.20)	2.77	(d)	2.57	—	—	—	$33.56	8.33	%(e)	1.78%	1.70%	(1.20)%	$25,711	127	%(e)
Year Ended July 31, 2009	$40.20	(0.18)	(9.02)		(9.20)	(0.01)	—	(0.01)	$30.99	(22.92)%		1.82%	1.59%	(0.56)%	$17,310	351%
Year Ended July 31, 2008	$44.11	0.24	(3.56)		(3.32)	(0.02)	(0.57)	(0.59)	$40.20	(7.59)%		1.81%	1.63%	0.57%	$135,463	445%
Year Ended July 31, 2007	$40.66	0.54	3.33		3.87	(0.10)	(0.32)	(0.42)	$44.11	9.49%		1.62%	1.62%	1.21%	$13,195	275%
January 1, 2006 through July 31, 2006	$39.00	0.17	1.49		1.66	—	—	—	$40.66	4.23	%(e)	1.38%	1.38%	0.69%	$17,100	63	%(e)
Year Ended December 31, 2005	$38.05	0.23	0.72		0.95	—	—	—	$39.00	2.52%		1.37%	1.37%	0.60%	$137,016	475%
Year Ended December 31, 2004	$32.72	(0.06)	5.65		5.59	—	(0.26)	(0.26)	$38.05	17.08%		1.40%	1.40%	(0.18)%	$155,284	385%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$28.62	(0.36)	2.57	(d)	2.21	—	—	—	$30.83	7.76	%(e)	2.78%	2.70%	(2.20)%	$2,555	127	%(e)
Year Ended July 31, 2009	$37.47	(0.44)	(8.41)		(8.85)	—	—	—	$28.62	(23.62)%		2.82%	2.59%	(1.56)%	$1,162	351%
Year Ended July 31, 2008	$41.55	(0.16)	(3.35)		(3.51)	—	(0.57)	(0.57)	$37.47	(8.50)%		2.81%	2.63%	(0.43)%	$2,067	445%
Year Ended July 31, 2007	$38.60	0.11	3.16		3.27	—	(0.32)	(0.32)	$41.55	8.41%		2.62%	2.62%	0.21%	$2,722	275%
January 1, 2006 through July 31, 2006	$37.25	(0.07)	1.42		1.35	—	—	—	$38.60	3.62	%(e)	2.38%	2.38%	(0.31)%	$5,310	63	%(e)
Year Ended December 31, 2005	$36.68	(0.13)	0.70		0.57	—	—	—	$37.25	1.55%		2.37%	2.37%	(0.40)%	$19,581	475%
Year Ended December 31, 2004	$31.88	(0.40)	5.46		5.06	—	(0.26)	(0.26)	$36.68	15.87%		2.40%	2.40%	(1.18)%	$53,235	385%

NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$57.39	(0.35)	4.92		4.57	—	(1.19)	(1.19)	$60.77	7.84	%(e)	1.63%	1.63%	(1.12)%	$39,111	139	%(e)
Year Ended July 31, 2009	$67.03	(0.49)	(9.04	)(d)	(9.53)	(0.11)	—	(0.11)	$57.39	(14.17)%		1.63%	1.63%	(0.98)%	$132,788	758%
Year Ended July 31, 2008	$71.65	(0.62)	(2.75)		(3.37)	—	(1.25)	(1.25)	$67.03	(4.87)%		1.53%	1.53%	(0.83)%	$35,449	792%
Year Ended July 31, 2007	$57.17	(0.31)	15.58		15.27	—	(0.79)	(0.79)	$71.65	26.84%		1.49%	1.49%	(0.47)%	$83,156	632%
January 1, 2006 through July 31, 2006	$62.70	(0.30)	(5.23)		(5.53)	—	—	—	$57.17	(8.82	)%(e)	1.44%	1.44%	(0.83)%	$16,800	364	%(e)
Year Ended December 31, 2005	$62.52	(0.46)	0.82		0.36	(0.18)	—	(0.18)	$62.70	0.57%		1.40%	1.40%	(0.76)%	$47,767	671%
Year Ended December 31, 2004	$57.01	(0.05)	5.56		5.51	—	—	—	$62.52	9.67%		1.37%	1.37%	(0.08)%	$94,630	1,147%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$52.61	(0.63)	4.54		3.91	—	(1.19)	(1.19)	$55.33	7.33	%(e)	2.63%	2.63%	(2.12)%	$4,360	139	%(e)
Year Ended July 31, 2009	$61.96	(0.96)	(8.39	)(d)	(9.35)	—	—	—	$52.61	(15.09)%		2.63%	2.63%	(1.98)%	$6,488	758%
Year Ended July 31, 2008	$66.98	(1.28)	(2.49)		(3.77)	—	(1.25)	(1.25)	$61.96	(5.81)%		2.53%	2.53%	(1.83)%	$4,937	792%
Year Ended July 31, 2007	$54.01	(0.94)	14.70		13.76	—	(0.79)	(0.79)	$66.98	25.60%		2.49%	2.49%	(1.47)%	$2,912	632%
January 1, 2006 through July 31, 2006	$59.58	(0.65)	(4.92)		(5.57)	—	—	—	$54.01	(9.35	)%(e)	2.44%	2.44%	(1.83)%	$1,490	364	%(e)
Year Ended December 31, 2005	$59.89	(1.04)	0.73		(0.31)	—	—	—	$59.58	(0.52)%		2.40%	2.40%	(1.76)%	$12,384	671%
Year Ended December 31, 2004	$55.13	(0.60)	5.36		4.76	—	—	—	$59.89	8.63%		2.37%	2.37%	(1.08)%	$50,708	1,147%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Large-Cap Value ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$29.69	0.12	2.77		2.89	(0.30)	—	(0.30)	$32.28	9.73	%(d)	2.13%	1.70%	0.72%	$3,761	689	%(d)
Year Ended July 31, 2009	$40.45	0.50	(10.77	)(e)	(10.27)	(0.49)	—	(0.49)	$29.69	(25.30)%		1.88%	1.79%	1.77%	$5,142	919%
Year Ended July 31, 2008	$54.91	0.49	(9.27)		(8.78)	(0.13)	(5.55)	(5.68)	$40.45	(17.59)%		1.75%	1.75%	1.02%	$10,916	596%
Year Ended July 31, 2007	$48.46	0.51	6.17		6.68	(0.23)	—	(0.23)	$54.91	13.79%		1.52%	1.52%	0.96%	$14,369	267%
January 1, 2006 through July 31, 2006	$45.51	0.20	2.75		2.95	—	—	—	$48.46	6.46	%(d)	1.47%	1.47%	0.72%	$167,346	270	%(d)
Year Ended December 31, 2005	$44.14	0.28	1.31		1.59	(0.22)	—	(0.22)	$45.51	3.61%		1.57%	1.57%	0.65%	$33,121	644%
Year Ended December 31, 2004	$39.12	0.19	4.87		5.06	(0.04)	—	(0.04)	$44.14	12.94%		1.57%	1.57%	0.48%	$37,163	715%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$28.41	(0.04)	2.64		2.60	(0.07)	—	(0.07)	$30.94	9.17	%(d)	3.13%	2.70%	(0.28)%	$3,167	689	%(d)
Year Ended July 31, 2009	$38.61	0.23	(10.29	)(e)	(10.06)	(0.14)	—	(0.14)	$28.41	(26.04)%		2.88%	2.79%	0.77%	$2,390	919%
Year Ended July 31, 2008	$53.03	0.02	(8.89)		(8.87)	—	(5.55)	(5.55)	$38.61	(18.40)%		2.75%	2.75%	0.02%	$3,381	596%
Year Ended July 31, 2007	$47.07	(0.01)	5.97		5.96	—	—	—	$53.03	12.66%		2.52%	2.52%	(0.04)%	$5,124	267%
January 1, 2006 through July 31, 2006	$44.46	(0.07)	2.68		2.61	—	—	—	$47.07	5.85	%(d)	2.47%	2.47%	(0.28)%	$13,777	270	%(d)
Year Ended December 31, 2005	$43.35	(0.15)	1.26		1.11	—	—	—	$44.46	2.58%		2.57%	2.57%	(0.35)%	$3,977	644%
Year Ended December 31, 2004	$38.83	(0.21)	4.77		4.56	(0.04)	—	(0.04)	$43.35	11.75%		2.57%	2.57%	(0.52)%	$16,296	715%

Large-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$30.91	(0.05)	2.40		2.35	—	—	—	$33.26	7.60	%(d)	1.97%	1.94%	(0.27)%	$12,410	215	%(d)
Year Ended July 31, 2009	$37.89	(0.04)	(6.94)		(6.98)	—	—	—	$30.91	(18.42)%		1.95%	1.95%	(0.16)%	$22,507	483%
Year Ended July 31, 2008	$41.27	(0.13)	(3.25)		(3.38)	—	—	—	$37.89	(8.19)%		1.64%	1.64%	(0.32)%	$12,157	481%
Year Ended July 31, 2007	$37.44	(0.06)	5.37		5.31	—	(1.48)	(1.48)	$41.27	14.30%		1.58%	1.58%	(0.16)%	$99,531	625%
January 1, 2006 through July 31, 2006	$38.24	(0.15)	(0.65)		(0.80)	—	—	—	$37.44	(2.09	)%(d)	1.97%	1.95%	(0.69)%	$10,717	342	%(d)
Year Ended December 31, 2005	$37.62	(0.02)	0.64		0.62	—	—	—	$38.24	1.65%		1.55%	1.55%	(0.04)%	$12,975	1,287%
Year Ended December 31, 2004	$36.38	(0.02)	1.26		1.24	—	—	—	$37.62	3.41%		1.78%	1.78%	(0.07)%	$5,404	1,288%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$28.95	(0.21)	2.25		2.04	—	—	—	$30.99	7.08	%(d)	2.97%	2.94%	(1.27)%	$3,982	215	%(d)
Year Ended July 31, 2009	$35.84	(0.32)	(6.57)		(6.89)	—	—	—	$28.95	(19.22)%		2.95%	2.95%	(1.16)%	$3,080	483%
Year Ended July 31, 2008	$39.44	(0.52)	(3.08)		(3.60)	—	—	—	$35.84	(9.13)%		2.64%	2.64%	(1.32)%	$5,542	481%
Year Ended July 31, 2007	$36.17	(0.46)	5.21		4.75	—	(1.48)	(1.48)	$39.44	13.23%		2.58%	2.58%	(1.16)%	$8,827	625%
January 1, 2006 through July 31, 2006	$37.14	(0.37)	(0.60)		(0.97)	—	—	—	$36.17	(2.61	)%(d)	2.97%	2.95%	(1.69)%	$2,271	342	%(d)
Year Ended December 31, 2005	$36.90	(0.38)	0.62		0.24	—	—	—	$37.14	0.65%		2.55%	2.55%	(1.04)%	$8,439	1,287%
Year Ended December 31, 2004	$36.05	(0.39)	1.24		0.85	—	—	—	$36.90	2.36%		2.78%	2.78%	(1.07)%	$15,659	1,288%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Mid-Cap Value ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$31.67	0.06	4.00	4.06	(0.42)	—	(0.42)	$35.31	12.75	%(d)	1.69%	1.69%	0.36%	$16,586	434	%(d)
Year Ended July 31, 2009	$40.93	0.23	(9.49)	(9.26)	—	—	—	$31.67	(22.62)%		1.91%	1.80%	0.78%	$6,832	722%
Year Ended July 31, 2008	$47.54	0.03	(5.19)	(5.16)	— (e)	(1.45)	(1.45)	$40.93	(11.07)%		1.80%	1.78%	0.06%	$20,465	903%
Year Ended July 31, 2007	$42.42	0.19	5.32	5.51	(0.07)	(0.32)	(0.39)	$47.54	13.01%		1.50%	1.50%	0.41%	$7,060	445%
January 1, 2006 through July 31, 2006	$40.98	0.08	1.36	1.44	—	—	—	$42.42	3.51	%(d)	1.52%	1.52%	0.32%	$13,469	247	%(d)
Year Ended December 31, 2005	$38.92	0.08	3.66	3.74	(0.05)	(1.63)	(1.68)	$40.98	9.58%		1.50%	1.50%	0.19%	$32,204	520%
Year Ended December 31, 2004	$33.39	0.06	5.47	5.53	—	—	—	$38.92	16.56%		1.40%	1.40%	0.17%	$53,337	631%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$29.30	(0.10)	3.67	3.57	(0.15)	—	(0.15)	$32.72	12.18	%(d)	2.69%	2.69%	(0.64)%	$2,966	434	%(d)
Year Ended July 31, 2009	$38.25	(0.05)	(8.90)	(8.95)	—	—	—	$29.30	(23.40)%		2.91%	2.80%	(0.22)%	$1,804	722%
Year Ended July 31, 2008	$44.98	(0.38)	(4.90)	(5.28)	—	(1.45)	(1.45)	$38.25	(11.97)%		2.80%	2.78%	(0.94)%	$3,280	903%
Year Ended July 31, 2007	$40.49	(0.25)	5.06	4.81	—	(0.32)	(0.32)	$44.98	11.87%		2.50%	2.50%	(0.59)%	$3,473	445%
January 1, 2006 through July 31, 2006	$39.33	(0.16)	1.32	1.16	—	—	—	$40.49	2.95	%(d)	2.52%	2.52%	(0.68)%	$9,112	247	%(d)
Year Ended December 31, 2005	$37.72	(0.31)	3.55	3.24	—	(1.63)	(1.63)	$39.33	8.56%		2.50%	2.50%	(0.81)%	$5,021	520%
Year Ended December 31, 2004	$32.70	(0.29)	5.31	5.02	—	—	—	$37.72	15.35%		2.40%	2.40%	(0.83)%	$34,003	631%

Mid-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$29.72	(0.15)	3.20	3.05	—	—	—	$32.77	10.26	%(d)	1.77%	1.77%	(0.91)%	$8,331	276	%(d)
Year Ended July 31, 2009	$37.81	(0.26)	(7.83)	(8.09)	—	—	—	$29.72	(21.40)%		1.71%	1.71%	(0.98)%	$15,656	743%
Year Ended July 31, 2008	$42.26	(0.46)	(0.57)	(1.03)	—	(3.42)	(3.42)	$37.81	(2.80)%		1.74%	1.74%	(1.14)%	$30,265	1,331%
Year Ended July 31, 2007	$36.36	(0.23)	6.15	5.92	—	(0.02)	(0.02)	$42.26	16.28%		1.45%	1.45%	(0.55)%	$16,908	612%
January 1, 2006 through July 31, 2006	$37.47	(0.22)	(0.89)	(1.11)	—	—	—	$36.36	(2.96	)%(d)	1.53%	1.53%	(0.97)%	$3,330	384	%(d)
Year Ended December 31, 2005	$33.63	(0.25)	4.09	3.84	—	—	—	$37.47	11.42%		1.59%	1.59%	(0.71)%	$37,804	918%
Year Ended December 31, 2004	$30.25	(0.32)	3.70	3.38	—	—	—	$33.63	11.17%		1.78%	1.78%	(1.03)%	$22,494	1,293%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$27.33	(0.30)	2.96	2.66	—	—	—	$29.99	9.77	%(d)	2.77%	2.77%	(1.91)%	$4,015	276	%(d)
Year Ended July 31, 2009	$35.10	(0.52)	(7.25)	(7.77)	—	—	—	$27.33	(22.14)%		2.71%	2.71%	(1.98)%	$4,486	743%
Year Ended July 31, 2008	$39.83	(0.84)	(0.47)	(1.31)	—	(3.42)	(3.42)	$35.10	(3.73)%		2.74%	2.74%	(2.14)%	$7,802	1,331%
Year Ended July 31, 2007	$34.61	(0.61)	5.85	5.24	—	(0.02)	(0.02)	$39.83	15.14%		2.45%	2.45%	(1.55)%	$8,550	612%
January 1, 2006 through July 31, 2006	$35.89	(0.43)	(0.85)	(1.28)	—	—	—	$34.61	(3.57	)%(d)	2.53%	2.53%	(1.97)%	$4,512	384	%(d)
Year Ended December 31, 2005	$32.54	(0.58)	3.93	3.35	—	—	—	$35.89	10.29%		2.59%	2.59%	(1.71)%	$14,950	918%
Year Ended December 31, 2004	$29.58	(0.62)	3.58	2.96	—	—	—	$32.54	10.01%		2.78%	2.78%	(2.03)%	$9,254	1,293%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Small-Cap Value ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$32.22	(0.02)	2.70	2.68	—	(0.03)	(0.03)	$34.87	8.34	%(d)	1.90%	1.69%	(0.11)%	$5,271	302	%(d)
Year Ended July 31, 2009	$40.92	0.20	(8.60)	(8.40)	(0.30)	—	(0.30)	$32.22	(20.45)%		1.83%	1.53%	0.56%	$20,762	841%
Year Ended July 31, 2008	$48.10	(0.04)	(6.09)	(6.13)	(0.01)	(1.04)	(1.05)	$40.92	(12.86)%		2.04%	1.49%	(0.09)%	$7,883	1,567%
Year Ended July 31, 2007	$43.28	0.06	4.76	4.82	—	—	—	$48.10	11.14%		1.73%	1.55%	0.12%	$3,663	865%
January 1, 2006 through July 31, 2006	$41.33	(0.02)	1.97	1.95	—	—	—	$43.28	4.69	%(d)	1.59%	1.58%	(0.06)%	$5,991	443	%(d)
Year Ended December 31, 2005	$39.85	(0.16)	1.64	1.48	—	—	—	$41.33	3.74%		1.59%	1.59%	(0.41)%	$15,112	761%
Year Ended December 31, 2004	$33.16	(0.03)	6.87	6.84	—	(0.15)	(0.15)	$39.85	20.62%		1.46%	1.46%	(0.09)%	$155,891	525%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$29.99	(0.18)	2.52	2.34	—	(0.03)	(0.03)	$32.30	7.79	%(d)	2.89%	2.68%	(1.10)%	$2,730	302	%(d)
Year Ended July 31, 2009	$38.09	(0.10)	(8.00)	(8.10)	—	—	—	$29.99	(21.27)%		2.83%	2.53%	(0.44)%	$1,493	841%
Year Ended July 31, 2008	$45.32	(0.45)	(5.74)	(6.19)	—	(1.04)	(1.04)	$38.09	(13.80)%		3.04%	2.49%	(1.09)%	$1,452	1,567%
Year Ended July 31, 2007	$41.20	(0.40)	4.52	4.12	—	—	—	$45.32	10.00%		2.73%	2.55%	(0.88)%	$2,555	865%
January 1, 2006 through July 31, 2006	$39.57	(0.26)	1.89	1.63	—	—	—	$41.20	4.09	%(d)	2.59%	2.58%	(1.06)%	$7,470	443	%(d)
Year Ended December 31, 2005	$38.50	(0.54)	1.61	1.07	—	—	—	$39.57	2.81%		2.59%	2.59%	(1.41)%	$11,342	761%
Year Ended December 31, 2004	$32.38	(0.38)	6.65	6.27	—	(0.15)	(0.15)	$38.50	19.36%		2.46%	2.46%	(1.09)%	$32,029	525%

Small-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$30.51	(0.17)	2.50	2.33	—	—	—	$32.84	7.64	%(d)	2.07%	1.70%	(1.03)%	$8,079	303	%(d)
Year Ended July 31, 2009	$39.16	(0.28)	(8.37)	(8.65)	—	—	—	$30.51	(22.09)%		2.12%	1.60%	(0.97)%	$11,346	1,070%
Year Ended July 31, 2008	$44.76	(0.40)	(2.39)	(2.79)	—	(2.81)	(2.81)	$39.16	(6.48)%		1.93%	1.49%	(0.95)%	$20,822	764%
Year Ended July 31, 2007	$39.36	(0.47)	5.87	5.40	—	—	—	$44.76	13.72%		1.62%	1.56%	(1.07)%	$8,130	732%
January 1, 2006 through July 31, 2006	$38.96	(0.30)	0.70	0.40	—	—	—	$39.36	1.00	%(d)	1.61%	1.61%	(1.24)%	$8,272	369	%(d)
Year Ended December 31, 2005	$36.28	(0.29)	2.97	2.68	—	—	—	$38.96	7.41%		1.55%	1.55%	(0.79)%	$20,799	628%
Year Ended December 31, 2004	$30.20	(0.33)	6.41	6.08	—	—	—	$36.28	20.13%		1.59%	1.59%	(1.00)%	$103,113	854%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$28.19	(0.32)	2.31	1.99	—	—	—	$30.18	7.09	%(d)	3.07%	2.70%	(2.03)%	$2,282	303	%(d)
Year Ended July 31, 2009	$36.54	(0.55)	(7.80)	(8.35)	—	—	—	$28.19	(22.85)%		3.12%	2.60%	(1.97)%	$2,725	1,070%
Year Ended July 31, 2008	$42.36	(0.80)	(2.21)	(3.01)	—	(2.81)	(2.81)	$36.54	(7.41)%		2.93%	2.49%	(1.95)%	$4,677	764%
Year Ended July 31, 2007	$37.65	(0.88)	5.59	4.71	—	—	—	$42.36	12.51%		2.62%	2.56%	(2.07)%	$4,843	732%
January 1, 2006 through July 31, 2006	$37.49	(0.53)	0.69	0.16	—	—	—	$37.65	0.43	%(d)	2.61%	2.61%	(2.24)%	$3,022	369	%(d)
Year Ended December 31, 2005	$35.24	(0.65)	2.90	2.25	—	—	—	$37.49	6.38%		2.55%	2.55%	(1.79)%	$9,510	628%
Year Ended December 31, 2004	$29.64	(0.66)	6.26	5.60	—	—	—	$35.24	18.89%		2.59%	2.59%	(2.00)%	$43,438	854%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets						Supplemental Data
Europe 30 ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$12.41	0.01		0.79	0.80	(0.10)	(0.05)	—	(0.15)	$13.06	6.40	%(d)	1.77%		1.77%		0.15%		$4,765	451	%(d)
Year Ended July 31, 2009	$17.36	0.27		(4.79)	(4.52)	(0.16)	— (e)	(0.27)	(0.43)	$12.41	(25.49)%		2.03%		1.94%		2.32%		$8,034	2,221%
Year Ended July 31, 2008	$20.45	0.24		(1.83)	(1.59)	(1.50)	—	—	(1.50)	$17.36	(8.74)%		1.67%		1.66%		1.16%		$6,553	1,791%
Year Ended July 31, 2007	$17.21	0.24		3.00	3.24	— (e)	—	—	— (e)	$20.45	18.83%		1.37%		1.37%		1.23%		$18,757	968%
January 1, 2006 through July 31, 2006	$16.00	0.25		0.96	1.21	—	—	—	—	$17.21	7.56	%(d)	1.44%		1.43%		2.49%		$15,318	533	%(d)
Year Ended December 31, 2005	$14.88	0.06		1.07	1.13	(0.01)	—	—	(0.01)	$16.00	7.60%		1.51%		1.51%		0.38%		$49,583	800%
Year Ended December 31, 2004	$12.97	0.02		1.89	1.91	— (e)	—	—	— (e)	$14.88	14.76%		1.56%		1.56%		0.12%		$43,254	742%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$12.69	(0.06)		0.81	0.75	(0.05)	(0.02)	—	(0.07)	$13.37	5.88	%(d)	2.77%		2.77%		(0.85)%		$1,372	451	%(d)
Year Ended July 31, 2009	$17.64	0.15		(4.83)	(4.68)	—	—	(0.27)	(0.27)	$12.69	(26.16)%		3.03%		2.94%		1.32%		$1,581	2,221%
Year Ended July 31, 2008	$20.56	0.04		(1.88)	(1.84)	(1.08)	—	—	(1.08)	$17.64	(9.66)%		2.67%		2.66%		0.16%		$1,666	1,791%
Year Ended July 31, 2007	$17.45	0.05		3.06	3.11	—	—	—	—	$20.56	17.82%		2.37%		2.37%		0.23%		$2,610	968%
January 1, 2006 through July 31, 2006	$16.32	0.15		0.98	1.13	—	—	—	—	$17.45	6.92	%(d)	2.44%		2.43%		1.49%		$2,190	533	%(d)
Year Ended December 31, 2005	$15.31	(0.09)		1.10	1.01	—	—	—	—	$16.32	6.60%		2.51%		2.51%		(0.62)%		$2,954	800%
Year Ended December 31, 2004	$13.46	(0.12)		1.97	1.85	— (e)	—	—	— (e)	$15.31	13.78%		2.54%		2.54%		(0.86)%		$12,995	742%

UltraBull ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$25.59	(0.09)		4.55	4.46	—	—	—	—	$30.05	17.47	%(d)	1.68%		1.68%		(0.57)%		$74,989	315	%(d)
Year Ended July 31, 2009	$50.82	0.10		(25.16)	(25.06)	(0.16)	(0.01)	—	(0.17)	$25.59	(49.27)%		1.65%		1.65%		0.40%		$61,531	697%
Year Ended July 31, 2008	$72.29	0.56		(20.55)	(19.99)	(1.48)	—	—	(1.48)	$50.82	(28.23)%		1.50%		1.50%		0.87%		$94,384	350%
Year Ended July 31, 2007	$58.16	0.69		13.49	14.18	(0.05)	—	—	(0.05)	$72.29	24.38%		1.45%		1.45%		0.98%		$147,984	370%
January 1, 2006 through July 31, 2006	$57.26	0.25		0.65	0.90	—	—	—	—	$58.16	1.59	%(d)	1.45%		1.45%		0.73%		$147,570	418	%(d)
Year Ended December 31, 2005	$55.82	0.22		1.36	1.58	(0.14)	—	—	(0.14)	$57.26	2.84%		1.44%		1.44%		0.41%		$136,495	648%
Year Ended December 31, 2004	$47.52	0.22		8.23	8.45	(0.15)	—	—	(0.15)	$55.82	17.75%		1.44%		1.44%		0.44%		$163,474	447%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$23.42	(0.22)		4.19	3.97	—	—	—	—	$27.39	16.95	%(d)	2.68%		2.68%		(1.57)%		$6,330	315	%(d)
Year Ended July 31, 2009	$46.70	(0.12)		(23.12)	(23.24)	(0.04)	— (e)	—	(0.04)	$23.42	(49.77)%		2.65%		2.65%		(0.60)%		$5,752	697%
Year Ended July 31, 2008	$66.58	(0.04)		(19.03)	(19.07)	(0.81)	—	—	(0.81)	$46.70	(28.98)%		2.50%		2.50%		(0.13)%		$9,534	350%
Year Ended July 31, 2007	$54.03	0.04		12.51	12.55	—	—	—	—	$66.58	23.23%		2.45%		2.45%		(0.02)%		$11,082	370%
January 1, 2006 through July 31, 2006	$53.50	(0.07)		0.60	0.53	—	—	—	—	$54.03	1.01	%(d)	2.45%		2.45%		(0.27)%		$14,081	418	%(d)
Year Ended December 31, 2005	$52.55	(0.29)		1.24	0.95	—	—	—	—	$53.50	1.81%		2.44%		2.44%		(0.59)%		$25,129	648%
Year Ended December 31, 2004	$45.09	(0.15	)(f)	7.76	7.61	(0.15)	—	—	(0.15)	$52.55	16.84	%(f)	2.23	%(f)	2.23	%(f)	(0.35	)%(f)	$17,931	447%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBull ProFund Service Class expense ratio was a reduction of 0.21%.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
UltraMid-Cap ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$20.59	(0.09)	4.77	4.68	— (d)	— (d)	$25.27	22.74	%(e)	1.78%	1.77%	(0.74)%	$22,907	119	%(e)
Year Ended July 31, 2009	$42.88	(0.09)	(22.19)	(22.28)	(0.01)	(0.01)	$20.59	(51.97)%		1.76%	1.76%	(0.44)%	$28,094	469%
Year Ended July 31, 2008	$52.65	0.16	(9.54)	(9.38)	(0.39)	(0.39)	$42.88	(17.94)%		1.54%	1.54%	0.34%	$50,581	348%
Year Ended July 31, 2007	$42.52	0.33	10.18	10.51	(0.38)	(0.38)	$52.65	24.78%		1.46%	1.46%	0.63%	$84,108	334%
January 1, 2006 through July 31, 2006	$43.66	0.17	(1.31)	(1.14)	—	—	$42.52	(2.61	)%(e)	1.47%	1.47%	0.64%	$82,224	219	%(e)
Year Ended December 31, 2005	$36.84	0.06	6.76	6.82	— (d)	— (d)	$43.66	18.52%		1.49%	1.49%	0.16%	$122,419	402%
Year Ended December 31, 2004	$28.67	(0.10)	8.27	8.17	—	—	$36.84	28.50%		1.51%	1.51%	(0.33)%	$86,392	395%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$19.09	(0.21)	4.43	4.22	—	—	$23.31	22.16	%(e)	2.78%	2.77%	(1.74)%	$2,214	119	%(e)
Year Ended July 31, 2009	$40.09	(0.27)	(20.73)	(21.00)	—	—	$19.09	(52.38)%		2.76%	2.76%	(1.44)%	$1,862	469%
Year Ended July 31, 2008	$49.36	(0.31)	(8.96)	(9.27)	—	—	$40.09	(18.76)%		2.54%	2.54%	(0.66)%	$4,747	348%
Year Ended July 31, 2007	$39.93	(0.17)	9.60	9.43	—	—	$49.36	23.59%		2.46%	2.46%	(0.37)%	$9,209	334%
January 1, 2006 through July 31, 2006	$41.26	(0.08)	(1.25)	(1.33)	—	—	$39.93	(3.20	)%(e)	2.47%	2.47%	(0.36)%	$4,886	219	%(e)
Year Ended December 31, 2005	$35.17	(0.31)	6.40	6.09	—	—	$41.26	17.29%		2.49%	2.49%	(0.84)%	$8,406	402%
Year Ended December 31, 2004	$27.65	(0.39)	7.91	7.52	—	—	$35.17	27.20%		2.49%	2.49%	(1.31)%	$11,245	395%

UltraSmall-Cap ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$10.53	(0.07)	1.61	1.54	—	—	$12.07	14.62	%(e)	1.80%	1.79%	(1.13)%	$29,126	24	%(e)
Year Ended July 31, 2009	$23.26	(0.07)	(12.65)	(12.72)	(0.01)	(0.01)	$10.53	(54.70)%		1.80%	1.80%	(0.73)%	$26,338	203%
Year Ended July 31, 2008	$29.82	0.07	(6.61)	(6.54)	(0.02)	(0.02)	$23.26	(21.93)%		1.49%	1.49%	0.28%	$56,505	142%
Year Ended July 31, 2007	$26.21	0.24	3.42	3.66	(0.05)	(0.05)	$29.82	13.94%		1.42%	1.42%	0.78%	$124,568	182%
January 1, 2006 through July 31, 2006	$25.36	0.11	0.74	0.85	—	—	$26.21	3.35	%(e)	1.39%	1.39%	0.64%	$162,346	27	%(e)
Year Ended December 31, 2005	$25.46	0.14	(0.12)	0.02	(0.12)	(0.12)	$25.36	0.07%		1.41%	1.41%	0.60%	$147,564	481%
Year Ended December 31, 2004	$19.29	(0.04)	6.21	6.17	—	—	$25.46	31.99%		1.40%	1.40%	(0.17)%	$330,905	339%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$9.64	(0.12)	1.48	1.36	—	—	$11.00	14.11	%(e)	2.80%	2.79%	(2.13)%	$9,094	24	%(e)
Year Ended July 31, 2009	$21.53	(0.17)	(11.72)	(11.89)	—	—	$9.64	(55.23)%		2.80%	2.80%	(1.73)%	$1,933	203%
Year Ended July 31, 2008	$27.87	(0.17)	(6.17)	(6.34)	—	—	$21.53	(22.75)%		2.49%	2.49%	(0.72)%	$3,355	142%
Year Ended July 31, 2007	$24.70	(0.05)	3.22	3.17	—	—	$27.87	12.83%		2.42%	2.42%	(0.22)%	$7,170	182%
January 1, 2006 through July 31, 2006	$24.05	(0.05)	0.70	0.65	—	—	$24.70	2.70	%(e)	2.39%	2.39%	(0.36)%	$9,110	27	%(e)
Year Ended December 31, 2005	$24.28	(0.09)	(0.14)	(0.23)	—	—	$24.05	(0.95)%		2.41%	2.41%	(0.40)%	$15,655	481%
Year Ended December 31, 2004	$18.57	(0.23)	5.94	5.71	—	—	$24.28	30.75%		2.38%	2.38%	(1.15)%	$30,658	339%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets						Supplemental Data
UltraDow 30 ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Capital Transactions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$17.35	(0.04)	3.61	3.57	— (d)	—	— (d)	—		$20.92	20.59	%(e)	1.75%		1.75%		(0.38)%		$19,350	131	%(e)
Year Ended July 31, 2009	$31.25	0.05	(14.16)	(14.11)	(0.18)	—	(0.18)	0.39	(f)	$17.35	(43.87	)%(f)	1.84%		1.84%		0.33%		$13,891	230%
Year Ended July 31, 2008	$44.69	0.52	(13.65)	(13.13)	(0.15)	(0.16)	(0.31)	—		$31.25	(29.58)%		1.55%		1.55%		1.27%		$22,668	282%
Year Ended July 31, 2007	$33.43	0.60	10.93	11.53	(0.13)	(0.14)	(0.27)	—		$44.69	34.58%		1.47%		1.47%		1.45%		$39,544	525%
January 1, 2006 through July 31, 2006	$31.67	0.24	1.52	1.76	—	—	—	—		$33.43	5.56	%(e)	1.49%		1.49%		1.26%		$20,403	995	%(e)
Year Ended December 31, 2005	$33.00	0.32	(1.36)	(1.04)	(0.29)	—	(0.29)	—		$31.67	(3.16)%		1.51%		1.51%		1.03%		$25,747	458%
Year Ended December 31, 2004	$31.29	0.14	1.60	1.74	(0.03)	—	(0.03)	—		$33.00	5.57%		1.49%		1.49%		0.45%		$47,100	825%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$16.64	(0.14)	3.46	3.32	—	—	—	—		$19.96	20.01	%(e)	2.75%		2.75%		(1.38)%		$2,899	131	%(e)
Year Ended July 31, 2009	$29.98	(0.10)	(13.59)	(13.69)	(0.04)	—	(0.04)	0.39	(f)	$16.64	(44.37	)%(f)	2.84%		2.84%		(0.67)%		$2,295	230%
Year Ended July 31, 2008	$43.18	0.14	(13.18)	(13.04)	—	(0.16)	(0.16)	—		$29.98	(30.31)%		2.55%		2.55%		0.27%		$2,693	282%
Year Ended July 31, 2007	$32.52	0.21	10.59	10.80	—	(0.14)	(0.14)	—		$43.18	33.25%		2.47%		2.47%		0.45%		$3,475	525%
January 1, 2006 through July 31, 2006	$31.01	0.06	1.45	1.51	—	—	—	—		$32.52	4.90	%(e)	2.49%		2.49%		0.26%		$4,794	995	%(e)
Year Ended December 31, 2005	$32.37	0.01	(1.32)	(1.31)	(0.05)	—	(0.05)	—		$31.01	(4.08)%		2.51%		2.51%		0.03%		$6,498	458%
Year Ended December 31, 2004	$30.97	(0.16)	1.59	1.43	(0.03)	—	(0.03)	—		$32.37	4.62%		2.49%		2.49%		(0.55)%		$7,283	825%

UltraNASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$14.84	(0.10)	2.42	2.32	—	—	—	—		$17.16	15.63	%(e)	1.65%		1.65%		(1.13)%		$122,622	25	%(e)
Year Ended July 31, 2009	$24.40	(0.12)	(9.44)	(9.56)	—	—	—	—		$14.84	(39.18)%		1.61%		1.61%		(0.99)%		$104,317	338%
Year Ended July 31, 2008	$29.66	(0.14)	(5.12)	(5.26)	—	—	—	—		$24.40	(17.73)%		1.46%		1.46%		(0.48)%		$181,556	291%
Year Ended July 31, 2007	$19.59	(0.08)	10.15	10.07	—	—	—	—		$29.66	51.40%		1.40%		1.40%		(0.30)%		$248,250	156%
January 1, 2006 through July 31, 2006	$24.44	(0.07)	(4.78)	(4.85)	—	—	—	—		$19.59	(19.84	)%(e)	1.37%		1.37%		(0.51)%		$254,137	131	%(e)
Year Ended December 31, 2005	$25.20	(0.11)	(0.65)	(0.76)	—	—	—	—		$24.44	(3.02)%		1.38%		1.38%		(0.47)%		$370,835	157%
Year Ended December 31, 2004	$21.84	(0.03)	3.39	3.36	—	—	—	—		$25.20	15.38%		1.37%		1.37%		(0.14)%		$530,240	159%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$13.40	(0.18)	2.20	2.02	—	—	—	—		$15.42	15.07	%(e)	2.65%		2.65%		(2.13)%		$6,755	25	%(e)
Year Ended July 31, 2009	$22.28	(0.24)	(8.64)	(8.88)	—	—	—	—		$13.40	(39.86)%		2.61%		2.61%		(1.99)%		$5,274	338%
Year Ended July 31, 2008	$27.34	(0.40)	(4.66)	(5.06)	—	—	—	—		$22.28	(18.51)%		2.46%		2.46%		(1.48)%		$10,493	291%
Year Ended July 31, 2007	$18.24	(0.32)	9.42	9.10	—	—	—	—		$27.34	49.89%		2.40%		2.40%		(1.30)%		$14,774	156%
January 1, 2006 through July 31, 2006	$22.88	(0.20)	(4.44)	(4.64)	—	—	—	—		$18.24	(20.28	)%(e)	2.37%		2.37%		(1.51)%		$21,779	131	%(e)
Year Ended December 31, 2005	$23.83	(0.32)	(0.63)	(0.95)	—	—	—	—		$22.88	(3.99)%		2.38%		2.38%		(1.47)%		$33,407	157%
Year Ended December 31, 2004	$20.59	0.02 (g)	3.22	3.24	—	—	—	—		$23.83	15.74	%(g)	1.11	%(g)	1.11	%(g)	0.12	%(g)	$34,534	159%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)

The amounts include a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio. The contribution represented $0.39 to the net asset value and 2.26% to the total return. Without this contribution, the net asset value and total return would be lower.

(g)

The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraNASDAQ-100 ProFund Service Class expense ratio was a reduction of 1.26%.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data
UltraInternational ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Capital Transactions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$11.14	(0.11)	0.86	0.75	—	—	—	—		$11.89	6.73	%(d)	1.74%	1.73%	(1.68)%	$13,621	—
Year Ended July 31, 2009	$25.09	(0.12)	(13.81)	(13.93)	(0.09)	—	(0.09)	0.07	(e)	$11.14	(55.14	)%(e)	1.84%	1.84%	(1.29)%	$19,350	—
Year Ended July 31, 2008	$36.45	0.79	(11.86)	(11.07)	(0.29)	—	(0.29)	—		$25.09	(30.59)%		1.58%	1.58%	2.33%	$14,995	—
Year Ended July 31, 2007	$27.55	1.30	8.14	9.44	(0.32)	(0.22)	(0.54)	—		$36.45	34.38%		1.48%	1.48%	3.72%	$35,554	—
April 19, 2006 through July 31, 2006(f)	$30.00	0.26	(2.71)	(2.45)	—	—	—	—		$27.55	(8.17	)%(d)	2.34%	1.93%	3.33%	$7,994	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$11.00	(0.17)	0.85	0.68	—	—	—	—		$11.68	6.18	%(d)	2.74%	2.73%	(2.68)%	$2,506	—
Year Ended July 31, 2009	$24.77	(0.23)	(13.61)	(13.84)	—	—	—	0.07	(e)	$11.00	(55.59	)%(e)	2.84%	2.84%	(2.29)%	$2,355	—
Year Ended July 31, 2008	$36.06	0.45	(11.74)	(11.29)	—	—	—	—		$24.77	(31.31)%		2.58%	2.58%	1.33%	$5,049	—
Year Ended July 31, 2007	$27.47	0.95	8.11	9.06	(0.25)	(0.22)	(0.47)	—		$36.06	33.10%		2.48%	2.48%	2.72%	$6,007	—
April 19, 2006 through July 31, 2006(f)	$30.00	0.18	(2.71)	(2.53)	—	—	—	—		$27.47	(8.43	)%(d)	3.34%	2.93%	2.33%	$1,149	—

UltraEmerging Markets ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$12.30	(0.03)	0.90	0.87	—	—	—	—		$13.17	7.07	%(d)	1.67%	1.67%	(0.39)%	$72,795	46	%(d)
Year Ended July 31, 2009	$29.73	0.05	(17.21)	(17.16)	(0.27)	—	(0.27)	—		$12.30	(57.03)%		1.61%	1.61%	0.48%	$88,047	50%
Year Ended July 31, 2008	$45.85	1.10	(2.42)	(1.32)	(0.62)	(14.18)	(14.80)	—		$29.73	(11.04)%		1.44%	1.44%	2.51%	$123,040	381	%(g)
Year Ended July 31, 2007	$24.09	1.38	20.68	22.06	(0.30)	—	(0.30)	—		$45.85	91.96%		1.37%	1.37%	3.89%	$243,763	—
April 19, 2006 through July 31, 2006(f)	$30.00	0.26	(6.17)	(5.91)	—	—	—	—		$24.09	(19.70	)%(d)	1.51%	1.51%	3.97%	$79,136	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$12.37	(0.11)	0.92	0.82	—	—	—	—		$13.19	6.63	%(d)	2.67%	2.67%	(1.39)%	$7,265	46	%(d)
Year Ended July 31, 2009	$29.09	(0.05)	(16.67)	(16.72)	— (h)	—	— (h)	—		$12.37	(57.48)%		2.61%	2.61%	(0.52)%	$7,368	50%
Year Ended July 31, 2008	$45.31	0.67	(2.35)	(1.68)	(0.36)	(14.18)	(14.54)	—		$29.09	(11.93)%		2.44%	2.44%	1.51%	$9,848	381	%(g)
Year Ended July 31, 2007	$24.02	1.01	20.51	21.52	(0.23)	—	(0.23)	—		$45.31	89.91%		2.37%	2.37%	2.89%	$11,471	—
April 19, 2006 through July 31, 2006(f)	$30.00	0.19	(6.17)	(5.98)	—	—	—	—		$24.02	(19.93	)%(d)	2.51%	2.51%	2.97%	$1,310	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.07 to the net asset value and 0.99% to the total return. Without this contribution, the net asset value and total return would be lower.

(f)	Commencement of operations
(g)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of equity securities.
(h)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
UltraLatin America ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$7.99	0.01	2.27		2.28	(0.02)	—	(0.02)	$10.25	28.50	%(d)	1.63%	1.63%		0.08%	$62,389	88	%(d)
Year Ended July 31, 2009	$27.80	0.03	(19.79)		(19.76)	(0.05)	—	(0.05)	$7.99	(70.90)%		1.80%	1.80%		0.53%	$41,757	654%
October 16, 2007 through July 31, 2008(e)	$30.00	0.19	(1.83)		(1.64)	(0.07)	(0.49)	(0.56)	$27.80	(5.47	)%(d)	1.66%	1.66	%(f)	0.75%	$28,156	685	%(d)
Service Class
Six Months Ended January 31, 2010 (unaudited)	$7.95	(0.05)	2.28		2.23	—	—	—	$10.18	27.89	%(d)	2.63%	2.63%		(0.92)%	$4,831	88	%(d)
Year Ended July 31, 2009	$27.66	(0.02)	(19.69)		(19.71)	— (g)	—	— (g)	$7.95	(71.20)%		2.80%	2.80%		(0.47)%	$5,301	654%
October 16, 2007 through July 31, 2008(e)	$30.00	(0.07)	(1.73)		(1.80)	(0.05)	(0.49)	(0.54)	$27.66	(6.00	)%(d)	2.66%	2.66	%(f)	(0.25)%	$2,557	685	%(d)

UltraChina ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$9.92	(0.06)	(1.10)		(1.16)	— (g)	—	— (g)	$8.76	(11.69	)%(d)	1.73%	1.70	%(h)	(1.17)%	$18,843	180	%(d)
Year Ended July 31, 2009	$19.09	0.01	(9.16	)(i)	(9.15)	(0.02)	—	(0.02)	$9.92	(47.79)%		1.89%	1.86%		0.17%	$52,400	349%
February 4, 2008 through July 31, 2008(e)	$30.00	0.04	(10.95)		(10.91)	—	—	—	$19.09	(36.37	)%(d)	2.15%	1.95%		0.36%	$12,374	5	%(d)
Service Class
Six Months Ended January 31, 2010 (unaudited)	$9.81	(0.11)	(1.09)		(1.20)	—	—	—	$8.61	(12.23	)%(d)	2.73%	2.70	%(h)	(2.17)%	$1,538	180	%(d)
Year Ended July 31, 2009	$18.99	(0.05)	(9.13	)(i)	(9.18)	—	—	—	$9.81	(48.34)%		2.89%	2.86%		(0.83)%	$3,754	349%
February 4, 2008 through July 31, 2008(e)	$30.00	(0.07)	(10.94)		(11.01)	—	—	—	$18.99	(36.70	)%(d)	3.15%	2.95%		(0.64)%	$574	5	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)

The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.64% and 2.64% for the Investor Class and Service Class, respectively, for the period ended July 31, 2008.

(g)	Amount is less than $0.005.
(h)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(i)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data
UltraJapan ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$10.33	(0.09)	(0.75)	(0.84)	—	—		—	—	$9.49	(8.13	)%(d)	1.89%	1.84%	(1.80)%	$24,036	—
Year Ended July 31, 2009	$24.74	(0.12)	(14.17)	(14.29)	(0.09)	(0.03)		—	(0.12)	$10.33	(57.68)%		1.84%	1.84%	(1.15)%	$25,137	—
Year Ended July 31, 2008	$47.88	0.69	(21.03)	(20.34)	(2.80)	—	(e)	—	(2.80)	$24.74	(44.16)%		1.66%	1.66%	2.09%	$63,590	—
Year Ended July 31, 2007	$58.53	1.87	12.42	14.29	(1.79)	—		(23.15)	(24.94)	$47.88	23.46%		1.57%	1.57%	3.34%	$111,087	—
January 1, 2006 through July 31, 2006	$64.64	0.63	(6.74)	(6.11)	—	—		—	—	$58.53	(9.45	)%(d)	1.54%	1.54%	1.67%	$196,279	—
Year Ended December 31, 2005	$33.92	(0.12)	30.84	30.72	—	—		—	—	$64.64	90.57%		1.55%	1.55%	(0.26)%	$416,150	—
Year Ended December 31, 2004	$30.91	(0.41)	3.42	3.01	—	—		—	—	$33.92	9.74%		1.65%	1.65%	(1.24)%	$48,512	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$9.74	(0.14)	(0.69)	(0.83)	—	—		—	—	$8.91	(8.52	)%(d)	2.89%	2.84%	(2.80)%	$429	—
Year Ended July 31, 2009	$23.24	(0.21)	(13.29)	(13.50)	—	—		—	—	$9.74	(58.09)%		2.84%	2.84%	(2.15)%	$797	—
Year Ended July 31, 2008	$44.57	0.36	(19.73)	(19.37)	(1.96)	—	(e)	—	(1.96)	$23.24	(44.74)%		2.66%	2.66%	1.09%	$1,103	—
Year Ended July 31, 2007	$55.85	1.34	11.77	13.11	(1.24)	—		(23.15)	(24.39)	$44.57	22.25%		2.57%	2.57%	2.34%	$4,915	—
January 1, 2006 through July 31, 2006	$62.06	0.27	(6.48)	(6.21)	—	—		—	—	$55.85	(10.01	)%(d)	2.54%	2.54%	0.67%	$6,939	—
Year Ended December 31, 2005	$32.88	(0.58)	29.76	29.18	—	—		—	—	$62.06	88.75%		2.55%	2.55%	(1.26)%	$31,412	—
Year Ended December 31, 2004	$30.27	(0.74)	3.35	2.61	—	—		—	—	$32.88	8.62%		2.63%	2.63%	(2.22)%	$1,478	—

Bear ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$28.28	(0.21)	(2.88)	(3.09)	—	—		—	—	$25.19	(10.93	)%(d)	1.69%	1.69%	(1.63)%	$87,344	650	%(d),(f)
Year Ended July 31, 2009	$29.15	(0.37)	1.43	1.06	(0.07)	—		(1.86)	(1.93)	$28.28	2.26%		1.68%	1.68%	(1.09)%	$74,982	—
Year Ended July 31, 2008	$26.32	0.39	3.28	3.67	(0.83)	(0.01)		—	(0.84)	$29.15	14.48%		1.56%	1.56%	1.41%	$157,729	—
Year Ended July 31, 2007	$29.96	1.02	(3.11)	(2.09)	(1.55)	—	(e)	—	(1.55)	$26.32	(6.91)%		1.56%	1.48%	3.80%	$38,299	—
January 1, 2006 through July 31, 2006	$29.85	0.55	(0.44)	0.11	—	—		—	—	$29.96	0.40	%(d)	1.57%	1.57%	3.20%	$52,504	—
Year Ended December 31, 2005	$30.82	0.50	(0.84)	(0.34)	(0.61)	(0.02)		—	(0.63)	$29.85	(1.11)%		1.56%	1.56%	1.60%	$30,002	—
Year Ended December 31, 2004	$34.19	(0.09)	(3.28)	(3.37)	—	—		—	—	$30.82	(9.86)%		1.51%	1.51%	(0.26)%	$26,624	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$28.92	(0.34)	(2.94)	(3.28)	—	—		—	—	$25.64	(11.34	)%(d)	2.69%	2.69%	(2.63)%	$4,173	650	%(d),(f)
Year Ended July 31, 2009	$30.02	(0.71)	1.47	0.76	—	—		(1.86)	(1.86)	$28.92	1.24%		2.68%	2.68%	(2.09)%	$2,308	—
Year Ended July 31, 2008	$26.57	0.11	3.42	3.53	(0.08)	—	(e)	—	(0.08)	$30.02	13.33%		2.56%	2.56%	0.41%	$2,797	—
Year Ended July 31, 2007	$28.82	0.75	(3.00)	(2.25)	—	—		—	—	$26.57	(7.81)%		2.56%	2.48%	2.80%	$2,079	—
January 1, 2006 through July 31, 2006	$28.87	0.38	(0.43)	(0.05)	—	—		—	—	$28.82	(0.17	)%(d)	2.57%	2.57%	2.20%	$12,469	—
Year Ended December 31, 2005	$29.48	0.20	(0.81)	(0.61)	—	—		—	—	$28.87	(2.07)%		2.56%	2.56%	0.60%	$3,400	—
Year Ended December 31, 2004	$33.02	(0.41)	(3.13)	(3.54)	—	—		—	—	$29.48	(10.72)%		2.50%	2.50%	(1.25)%	$1,266	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	The portfolio rate significantly changed from the prior period due to a change in investment strategies that includes the purchases of equity securities.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Short Small-Cap ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Capital Transactions		Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$15.06	(0.13)	(1.59)		(1.72)	—	—	—		$13.34	(11.42	)%(d)	1.86%	1.86%	(1.82)%	$24,460	—
Year Ended July 31, 2009	$16.40	(0.22)	(0.84)		(1.06)	(0.28)	(0.28)	—		$15.06	(6.87)%		1.82%	1.82%	(1.17)%	$16,287	—
Year Ended July 31, 2008	$16.48	0.35	0.40		0.75	(0.83)	(0.83)	—		$16.40	4.80%		1.62%	1.62%	2.13%	$10,935	—
Year Ended July 31, 2007	$18.58	0.62	(1.73)		(1.11)	(0.99)	(0.99)	—		$16.48	(5.72)%		1.58%	1.58%	3.70%	$25,758	—
January 1, 2006 through July 31, 2006	$19.05	0.35	(0.82)		(0.47)	—	—	—		$18.58	(2.47	)%(d)	1.52%	1.52%	3.37%	$50,983	—
Year Ended December 31, 2005	$20.23	0.32	(0.83)		(0.51)	(0.67)	(0.67)	—		$19.05	(2.52)%		1.51%	1.51%	1.54%	$18,384	—
Year Ended December 31, 2004	$24.35	(0.08)	(4.04)		(4.12)	—	—	—		$20.23	(16.92)%		1.51%	1.51%	(0.36)%	$10,318	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$15.96	(0.20)	(1.71)		(1.91)	—	—	—		$14.05	(11.90	)%(d)	2.86%	2.86%	(2.82)%	$6,438	—
Year Ended July 31, 2009	$17.30	(0.41)	(0.93)		(1.34)	—	—	—		$15.96	(7.75)%		2.82%	2.82%	(2.17)%	$6,013	—
Year Ended July 31, 2008	$17.25	0.18	0.46		0.64	(0.59)	(0.59)	—		$17.30	3.89%		2.62%	2.62%	1.13%	$1,241	—
Year Ended July 31, 2007	$18.50	0.45	(1.70)		(1.25)	—	—	—		$17.25	(6.76)%		2.58%	2.58%	2.70%	$992	—
January 1, 2006 through July 31, 2006	$19.10	0.25	(0.85)		(0.60)	—	—	—		$18.50	(3.14	)%(d)	2.52%	2.52%	2.37%	$2,084	—
Year Ended December 31, 2005	$19.78	0.12	(0.80)		(0.68)	—	—	—		$19.10	(3.44)%		2.51%	2.51%	0.54%	$287	—
Year Ended December 31, 2004	$24.02	(0.31)	(3.93)		(4.24)	—	—	—		$19.78	(17.65)%		2.51%	2.51%	(1.36)%	$533	—

Short NASDAQ-100 ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$14.16	(0.11)	(1.36)		(1.47)	—	—	—		$12.69	(10.38	)%(d)	1.77%	1.70%	(1.65)%	$22,893	—
Year Ended July 31, 2009	$15.29	(0.25)	(2.26	)(e)	(2.51)	(0.06)	(0.06)	1.44	(f)	$14.16	(7.10	)%(f)	1.99%	1.86%	(1.43)%	$9,957	—
Year Ended July 31, 2008	$16.24	0.29	0.08		0.37	(1.32)	(1.32)	—		$15.29	3.15%		1.74%	1.71%	1.85%	$11,365	—
Year Ended July 31, 2007	$20.91	0.71	(4.14)		(3.43)	(1.24)	(1.24)	—		$16.24	(16.68)%		1.54%	1.49%	3.93%	$12,814	—
January 1, 2006 through July 31, 2006	$18.69	0.38	1.84		2.22	—	—	—		$20.91	11.88	%(d)	1.50%	1.50%	3.34%	$103,936	—
Year Ended December 31, 2005	$18.70	0.30	(0.06)		0.24	(0.25)	(0.25)	—		$18.69	1.27%		1.52%	1.52%	1.54%	$31,722	—
Year Ended December 31, 2004	$21.10	(0.05)	(2.35)		(2.40)	—	—	—		$18.70	(11.33)%		1.51%	1.51%	(0.22)%	$6,604	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$14.09	(0.17)	(1.36)		(1.53)	—	—	—		$12.56	(10.86	)%(d)	2.77%	2.70%	(2.65)%	$159	—
Year Ended July 31, 2009	$15.33	(0.44)	(2.24	)(e)	(2.68)	—	—	1.44	(f)	$14.09	(8.09	)%(f)	2.99%	2.86%	(2.43)%	$137	—
Year Ended July 31, 2008	$15.96	0.13	0.12		0.25	(0.88)	(0.88)	—		$15.33	2.16%		2.74%	2.71%	0.85%	$479	—
Year Ended July 31, 2007	$20.35	0.54	(4.07)		(3.53)	(0.86)	(0.86)	—		$15.96	(17.59)%		2.54%	2.49%	2.93%	$4,424	—
January 1, 2006 through July 31, 2006	$18.27	0.27	1.81		2.08	—	—	—		$20.35	11.38	%(d)	2.50%	2.50%	2.34%	$9,666	—
Year Ended December 31, 2005	$18.22	0.11	(0.06)		0.05	—	—	—		$18.27	0.27%		2.52%	2.52%	0.54%	$4,006	—
Year Ended December 31, 2004	$20.79	(0.26)	(2.31)		(2.57)	—	—	—		$18.22	(12.36)%		2.51%	2.51%	(1.22)%	$1,106	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)

The amounts include a voluntary capital contribution from the Advisor in connection with a reimbursement to the Fund as a result of incorrect shareholder trade information that was used to position the investment portfolio. The contribution represented $1.44 to the net asset value and 7.19% to the total return. Without this contribution, the net asset value and total return would be lower.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From							Ratios to Average Net Assets						Supplemental Data
UltraBear ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$13.69	(0.09)		(2.82)		(2.91)	—	—		—	$10.78	(21.26	)%(d)	1.67%		1.67%		(1.62)%		$57,904	650	%(d),(e)
Year Ended July 31, 2009	$16.10	(0.22)		(2.06	)(f)	(2.28)	(0.05)	(0.08)		(0.13)	$13.69	(14.45)%		1.59%		1.59%		(1.07)%		$73,061	—
Year Ended July 31, 2008	$13.62	0.26		2.68		2.94	(0.46)	—	(g)	(0.46)	$16.10	22.51%		1.49%		1.49%		1.85%		$122,417	—
Year Ended July 31, 2007	$17.28	0.55		(3.53)		(2.98)	(0.68)	—	(g)	(0.68)	$13.62	(17.28)%		1.42%		1.42%		3.88%		$100,229	—
January 1, 2006 through July 31, 2006	$17.59	0.32		(0.63)		(0.31)	—	—		—	$17.28	(1.76	)%(d)	1.40%		1.40%		3.27%		$135,333	—
Year Ended December 31, 2005	$18.82	0.34		(1.18)		(0.84)	(0.38)	(0.01)		(0.39)	$17.59	(4.43)%		1.41%		1.41%		1.77%		$90,197	—
Year Ended December 31, 2004	$23.42	(0.04)		(4.56)		(4.60)	—	—		—	$18.82	(19.64)%		1.43%		1.43%		(0.19)%		$77,863	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$13.72	(0.15)		(2.81)		(2.96)	—	—		—	$10.76	(21.57	)%(d)	2.67%		2.67%		(2.62)%		$5,137	650	%(d),(e)
Year Ended July 31, 2009	$16.19	(0.42)		(2.05	)(f)	(2.47)	—	—		—	$13.72	(15.26)%		2.58%		2.58%		(2.06)%		$6,555	—
Year Ended July 31, 2008	$13.57	0.12		2.73		2.85	(0.23)	—	(g)	(0.23)	$16.19	21.45%		2.49%		2.49%		0.85%		$10,981	—
Year Ended July 31, 2007	$17.21	0.41		(3.52)		(3.11)	(0.53)	—	(g)	(0.53)	$13.57	(18.09)%		2.42%		2.42%		2.88%		$11,326	—
January 1, 2006 through July 31, 2006	$17.61	0.22		(0.62)		(0.40)	—	—		—	$17.21	(2.27	)%(d)	2.40%		2.40%		2.27%		$13,984	—
Year Ended December 31, 2005	$18.76	0.15		(1.16)		(1.01)	(0.14)	—	(g)	(0.14)	$17.61	(5.36)%		2.41%		2.41%		0.77%		$6,735	—
Year Ended December 31, 2004	$23.53	(0.21	)(h)	(4.56)		(4.77)	—	—		—	$18.76	(20.27	)%(h)	2.20	%(h)	2.20	%(h)	(0.96	)%(h)	$6,899	—

UltraShort Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$10.06	(0.08)		(2.63)		(2.71)	—	—		—	$7.35	(26.94	)%(d)	2.06%		1.95%		(1.90)%		$3,719	—
Year Ended July 31, 2009	$13.73	(0.23)		(3.09)		(3.32)	(0.35)	—		(0.35)	$10.06	(25.44)%		1.87%		1.79%		(1.33)%		$6,389	—
Year Ended July 31, 2008	$13.20	0.31		0.40		0.71	(0.18)	—		(0.18)	$13.73	5.50%		1.63%		1.57%		2.30%		$7,390	—
Year Ended July 31, 2007	$17.36	0.54		(3.97)		(3.43)	(0.73)	—		(0.73)	$13.20	(20.08)%		1.67%		1.53%		3.79%		$18,616	—
January 1, 2006 through July 31, 2006	$17.35	0.31		(0.30)		0.01	—	—		—	$17.36	0.06	%(d)	1.59%		1.58%		3.24%		$29,637	—
Year Ended December 31, 2005	$21.95	0.33		(4.59)		(4.26)	(0.34)	—		(0.34)	$17.35	(19.37)%		1.74%		1.68%		1.62%		$11,936	—
January 30, 2004 through December 31, 2004(i)	$30.00	(0.13)		(7.92)		(8.05)	—	—		—	$21.95	(26.83	)%(d)	1.82%		1.82%		(0.49)%		$3,533	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$9.93	(0.12)		(2.60)		(2.72)	—	—		—	$7.21	(27.39	)%(d)	3.06%		2.95%		(2.90)%		$5,147	—
Year Ended July 31, 2009	$13.53	(0.40)		(3.11)		(3.51)	(0.09)	—		(0.09)	$9.93	(26.27)%		2.87%		2.79%		(2.33)%		$277	—
Year Ended July 31, 2008	$13.00	0.17		0.40		0.57	(0.04)	—		(0.04)	$13.53	4.39%		2.63%		2.57%		1.30%		$1,813	—
Year Ended July 31, 2007	$17.02	0.40		(3.92)		(3.52)	(0.50)	—		(0.50)	$13.00	(20.88)%		2.67%		2.53%		2.79%		$5,072	—
January 1, 2006 through July 31, 2006	$17.12	0.21		(0.31)		(0.10)	—	—		—	$17.02	(0.58	)%(d)	2.59%		2.58%		2.24%		$2,452	—
Year Ended December 31, 2005	$21.71	0.13		(4.52)		(4.39)	(0.20)	—		(0.20)	$17.12	(20.21)%		2.74%		2.68%		0.62%		$1,632	—
January 30, 2004 through December 31, 2004(i)	$30.00	(0.39)		(7.90)		(8.29)	—	—		—	$21.71	(27.63	)%(d)	2.82%		2.82%		(1.49)%		$463	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)	Amount is less than $0.005.
(h)

The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBear ProFund Service Class expense ratio was a reduction of 0.23%.

(i)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
UltraShort Small-Cap ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$8.23	(0.05)	(1.91)		(1.96)	—	—	—	$6.27	(23.72	)%(d)	1.72%	1.60	%(e)	(1.56)%	$16,549	650	%(d),(f)
Year Ended July 31, 2009	$13.73	(0.13)	(4.10	)(g)	(4.23)	(1.27)	—	(1.27)	$8.23	(35.45)%		2.05%	1.88%		(0.95)%	$20,224	—
Year Ended July 31, 2008	$13.99	0.30	(0.25)		0.05	(0.31)	—	(0.31)	$13.73	0.45%		1.46%	1.46%		2.10%	$134,257	—
Year Ended July 31, 2007	$17.76	0.54	(3.50)		(2.96)	(0.81)	—	(0.81)	$13.99	(16.37)%		1.44%	1.44%		3.87%	$273,206	—
January 1, 2006 through July 31, 2006	$19.32	0.34	(1.90)		(1.56)	—	—	—	$17.76	(8.07	)%(d)	1.43%	1.43%		3.41%	$264,378	—
Year Ended December 31, 2005	$21.78	0.41	(2.42)		(2.01)	(0.45)	—	(0.45)	$19.32	(9.21)%		1.43%	1.43%		1.83%	$131,805	—
January 30, 2004 through December 31, 2004(h)	$30.00	(0.02)	(8.20)		(8.22)	—	—	—	$21.78	(27.40	)%(d)	1.35%	1.35%		(0.06)%	$15,813	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$8.56	(0.09)	(1.98)		(2.07)	—	—	—	$6.49	(24.18	)%(d)	2.72%	2.60	%(e)	(2.56)%	$4,063	650	%(d),(f)
Year Ended July 31, 2009	$13.74	(0.27)	(4.46	)(g)	(4.73)	(0.45)	—	(0.45)	$8.56	(36.03)%		3.05%	2.88%		(1.95)%	$13,639	—
Year Ended July 31, 2008	$14.01	0.16	(0.23)		(0.07)	(0.20)	—	(0.20)	$13.74	(0.47)%		2.46%	2.46%		1.10%	$9,994	—
Year Ended July 31, 2007	$17.72	0.40	(3.49)		(3.09)	(0.62)	—	(0.62)	$14.01	(17.24)%		2.44%	2.44%		2.87%	$17,457	—
January 1, 2006 through July 31, 2006	$19.38	0.24	(1.90)		(1.66)	—	—	—	$17.72	(8.57	)%(d)	2.43%	2.43%		2.41%	$28,507	—
Year Ended December 31, 2005	$21.59	0.18	(2.39)		(2.21)	—	—	—	$19.38	(10.24)%		2.43%	2.43%		0.83%	$3,275	—
January 30, 2004 through December 31, 2004(h)	$30.00	(0.31)	(8.10)		(8.41)	—	—	—	$21.59	(28.03	)%(d)	2.35%	2.35%		(1.06)%	$1,187	—

UltraShort Dow 30 ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$17.37	(0.13)	(3.89)		(4.02)	—	(0.01)	(0.01)	$13.34	(23.19	)%(d)	1.87%	1.87%		(1.82)%	$9,351	—
Year Ended July 31, 2009	$20.35	(0.31)	(2.57	)(g)	(2.88)	—	(0.10)	(0.10)	$17.37	(14.26)%		1.86%	1.86%		(1.31)%	$10,516	—
Year Ended July 31, 2008	$17.09	0.31	3.67		3.98	(0.72)	—	(0.72)	$20.35	24.47%		1.66%	1.66%		1.75%	$16,981	—
Year Ended July 31, 2007	$23.23	0.69	(6.09)		(5.40)	(0.74)	—	(0.74)	$17.09	(23.47)%		1.55%	1.55%		3.73%	$17,448	—
January 1, 2006 through July 31, 2006	$25.04	0.43	(2.24)		(1.81)	—	—	—	$23.23	(7.23	)%(d)	1.52%	1.52%		3.17%	$15,295	—
Year Ended December 31, 2005	$25.20	0.44	(0.24)		0.20	(0.36)	—	(0.36)	$25.04	0.82%		1.65%	1.65%		1.68%	$16,498	—
July 22, 2004 through December 31, 2004(h)	$30.00	(0.04)	(4.76)		(4.80)	—	—	—	$25.20	(16.00	)%(d)	2.26%	1.95%		(0.30)%	$2,520	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$17.12	(0.20)	(3.83)		(4.03)	—	(0.01)	(0.01)	$13.08	(23.53	)%(d)	2.87%	2.87%		(2.82)%	$160	—
Year Ended July 31, 2009	$20.27	(0.55)	(2.50	)(g)	(3.05)	—	(0.10)	(0.10)	$17.12	(15.15)%		2.86%	2.86%		(2.31)%	$127	—
Year Ended July 31, 2008	$16.78	0.13	3.69		3.82	(0.33)	—	(0.33)	$20.27	23.32%		2.66%	2.66%		0.75%	$1,176	—
Year Ended July 31, 2007	$22.94	0.51	(6.03)		(5.52)	(0.64)	—	(0.64)	$16.78	(24.26)%		2.55%	2.55%		2.73%	$3,347	—
January 1, 2006 through July 31, 2006	$24.88	0.30	(2.24)		(1.94)	—	—	—	$22.94	(7.76	)%(d)	2.52%	2.52%		2.17%	$802	—
Year Ended December 31, 2005	$25.09	0.18	(0.24)		(0.06)	(0.15)	—	(0.15)	$24.88	(0.29)%		2.65%	2.65%		0.68%	$1,112	—
July 22, 2004 through December 31, 2004(h)	$30.00	(0.17)	(4.74)		(4.91)	—	—	—	$25.09	(16.37	)%(d)	3.26%	2.95%		(1.30)%	$546	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The net expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)	The portfolio rate significantly changed from the prior period due to a change in investment strategies that includes the purchases of equity securities.
(g)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(h)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
UltraShort NASDAQ-100 ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$7.64	(0.06)	(1.49)		(1.55)	—	—	—	$6.09	(20.29	)%(d)	1.77%	1.77%		(1.74)%	$36,144	650	%(d),(e)
Year Ended July 31, 2009	$10.77	(0.13)	(2.80	)(f)	(2.93)	(0.14)	(0.06)	(0.20)	$7.64	(28.19)%		1.67%	1.67%		(1.01)%	$39,663	—
Year Ended July 31, 2008	$11.63	0.22	(0.48)		(0.26)	(0.60)	— (g)	(0.60)	$10.77	(1.17)%		1.50%	1.50%		2.05%	$118,583	—
Year Ended July 31, 2007	$18.54	0.54	(6.87)		(6.33)	(0.58)	—	(0.58)	$11.63	(34.58)%		1.41%	1.41%		3.96%	$119,669	—
January 1, 2006 through July 31, 2006	$15.30	0.30	2.94		3.24	—	—	—	$18.54	21.18	%(d)	1.38%	1.38%		3.25%	$222,887	—
Year Ended December 31, 2005	$15.83	0.31	(0.50)		(0.19)	(0.28)	(0.06)	(0.34)	$15.30	(1.18)%		1.39%	1.39%		1.75%	$180,687	—
Year Ended December 31, 2004	$20.92	(0.03)	(5.06)		(5.09)	—	—	—	$15.83	(24.33)%		1.41%	1.41%		(0.13)%	$119,685	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$8.10	(0.09)	(1.59)		(1.68)	—	—	—	$6.42	(20.74	)%(d)	2.77%	2.77%		(2.74)%	$719	650	%(d),(e)
Year Ended July 31, 2009	$11.39	(0.24)	(3.05	)(f)	(3.29)	—	—	—	$8.10	(28.88)%		2.67%	2.67%		(2.01)%	$39,465	—
Year Ended July 31, 2008	$12.09	0.11	(0.46)		(0.35)	(0.35)	— (g)	(0.35)	$11.39	(2.29)%		2.50%	2.50%		1.05%	$2,251	—
Year Ended July 31, 2007	$19.17	0.39	(7.08)		(6.69)	(0.39)	—	(0.39)	$12.09	(35.17)%		2.41%	2.41%		2.96%	$3,226	—
January 1, 2006 through July 31, 2006	$15.91	0.20	3.06		3.26	—	—	—	$19.17	20.49	%(d)	2.38%	2.38%		2.25%	$10,108	—
Year Ended December 31, 2005	$16.43	0.12	(0.48)		(0.36)	(0.13)	(0.03)	(0.16)	$15.91	(2.19)%		2.39%	2.39%		0.75%	$6,847	—
Year Ended December 31, 2004	$21.92	(0.24)	(5.25)		(5.49)	—	—	—	$16.43	(25.05)%		2.39%	2.39%		(1.11)%	$4,280	—

UltraShort International ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$16.38	(0.14)	(2.60)		(2.74)	—	—	—	$13.64	(16.73	)%(d)	2.26%	2.20	%(h)	(2.15)%	$9,610	—
Year Ended July 31, 2009	$25.48	(0.26)	(8.44)		(8.70)	(0.40)	—	(0.40)	$16.38	(34.83)%		1.72%	1.72%		(0.84)%	$10,331	—
Year Ended July 31, 2008	$21.88	0.43	4.05		4.48	(0.88)	—	(0.88)	$25.48	21.69%		1.62%	1.62%		1.93%	$45,556	—
Year Ended July 31, 2007	$30.58	1.01	(9.26)		(8.25)	(0.45)	—	(0.45)	$21.88	(27.12)%		1.52%	1.52%		3.89%	$25,156	—
April 19, 2006 through July 31, 2006(i)	$30.00	0.37	0.21		0.58	—	—	—	$30.58	1.93	%(d)	1.50%	1.50%		3.96%	$24,629	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$16.42	(0.21)	(2.61)		(2.82)	—	—	—	$13.60	(17.17	)%(d)	3.26%	3.20	%(h)	(3.15)%	$540	—
Year Ended July 31, 2009	$25.49	(0.59)	(8.42)		(9.01)	(0.06)	—	(0.06)	$16.42	(35.45)%		2.72%	2.72%		(1.84)%	$531	—
Year Ended July 31, 2008	$22.00	0.20	4.08		4.28	(0.79)	—	(0.79)	$25.49	20.48%		2.62%	2.62%		0.93%	$3,491	—
Year Ended July 31, 2007	$30.46	0.78	(9.24)		(8.46)	—	—	—	$22.00	(27.77)%		2.52%	2.52%		2.89%	$404	—
April 19, 2006 through July 31, 2006(i)	$30.00	0.27	0.19		0.46	—	—	—	$30.46	1.53	%(d)	2.50%	2.50%		2.96%	$47	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	The portfolio rate significantly changed from the prior period due to a change in investment strategies that includes the purchases of equity securities.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)	Amount is less than $0.005.
(h)

The net expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(i)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
UltraShort Emerging Markets ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$2.82	(0.02)	(0.56)		(0.58)	—	—	$2.24	(20.57	)%(d)	2.82%	1.87%	(1.82)%	$23,244	—
Year Ended July 31, 2009	$8.22	(0.05)	(5.19	)(e)	(5.24)	(0.16)	(0.16)	$2.82	(65.05)%		1.74%	1.69%	(0.62)%	$8,340	—
Year Ended July 31, 2008	$13.51	0.20	(4.88)		(4.68)	(0.61)	(0.61)	$8.22	(33.95)%		1.53%	1.53%	2.35%	$66,212	—
Year Ended July 31, 2007	$31.85	0.80	(18.17)		(17.37)	(0.97)	(0.97)	$13.51	(55.55)%		1.49%	1.49%	4.17%	$80,862	—
April 19, 2006 through July 31, 2006(f)	$30.00	0.43	1.42		1.85	—	—	$31.85	6.17	%(d)	1.50%	1.50%	4.15%	$36,733	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$2.85	(0.03)	(0.57)		(0.60)	—	—	$2.25	(21.05	)%(d)	3.82%	2.87%	(2.82)%	$989	—
Year Ended July 31, 2009	$8.23	(0.14)	(5.24	)(e)	(5.38)	—	—	$2.85	(65.37)%		2.74%	2.69%	(1.62)%	$575	—
Year Ended July 31, 2008	$13.53	0.12	(4.87)		(4.75)	(0.55)	(0.55)	$8.23	(34.52)%		2.53%	2.53%	1.35%	$4,705	—
Year Ended July 31, 2007	$31.74	0.59	(18.13)		(17.54)	(0.67)	(0.67)	$13.53	(55.97)%		2.49%	2.49%	3.17%	$1,505	—
April 19, 2006 through July 31, 2006(f)	$30.00	0.32	1.42		1.74	—	—	$31.74	5.80	%(d)	2.50%	2.50%	3.15%	$1,938	—

UltraShort Latin America ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$4.90	(0.03)	(1.72)		(1.75)	—	—	$3.15	(35.71	)%(d)	2.09%	1.68%	(1.62)%	$8,409	—
Year Ended July 31, 2009	$18.90	(0.15)	(13.85)		(14.00)	—	—	$4.90	(74.07)%		2.23%	1.80%	(1.25)%	$3,655	—
October 16, 2007 through July 31, 2008(f)	$30.00	0.13	(11.14)		(11.01)	(0.09)	(0.09)	$18.90	(36.75	)%(d)	2.66%	1.95%	0.88%	$3,113	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$4.82	(0.04)	(1.70)		(1.74)	—	—	$3.08	(36.10	)%(d)	3.09%	2.68%	(2.62)%	$63	—
Year Ended July 31, 2009	$18.80	(0.22)	(13.76)		(13.98)	—	—	$4.82	(74.35)%		3.23%	2.80%	(2.25)%	$3,910	—
October 16, 2007 through July 31, 2008(f)	$30.00	(0.02)	(11.10)		(11.12)	(0.08)	(0.08)	$18.80	(37.15	)%(d)	3.66%	2.95%	(0.12)%	$43	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
UltraShort China ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$11.08	(0.09)	(0.41)		(0.50)	—	—	$10.58	(4.42	)%(d)	3.09%	1.88%	(1.83)%	$5,602	—
Year Ended July 31, 2009	$35.97	(0.35)	(24.54)		(24.89)	—	—	$11.08	(69.20)%		3.27%	1.95%	(1.12)%	$4,213	—
February 4, 2008 through July 31, 2008(e)	$30.00	0.05	5.92		5.97	—	—	$35.97	19.90	%(d)	2.65%	1.94%	0.31%	$4,656	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$10.91	(0.14)	(0.38)		(0.52)	—	—	$10.39	(4.77	)%(d)	4.07%	2.86%	(2.81)%	$1,239	—
Year Ended July 31, 2009	$35.79	(0.67)	(24.21)		(24.88)	—	—	$10.91	(69.52)%		4.27%	2.95%	(2.12)%	$12	—
February 4, 2008 through July 31, 2008(e)	$30.00	(0.11)	5.90		5.79	—	—	$35.79	19.30	%(d)	3.65%	2.94%	(0.69)%	$310	—

UltraShort Japan ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$27.51	(0.23)	(0.43)		(0.66)	—	—	$26.85	(2.36	)%(d)	2.27%	1.68%	(1.64)%	$6,320	—
Year Ended July 31, 2009	$37.52	(0.45)	(9.56	)(f)	(10.01)	—	—	$27.51	(26.68)%		2.14%	1.63%	(0.98)%	$7,458	—
Year Ended July 31, 2008	$26.89	0.56	10.77		11.33	(0.70)	(0.70)	$37.52	42.70%		1.75%	1.67%	1.60%	$7,404	—
Year Ended July 31, 2007	$34.95	0.92	(8.22)		(7.30)	(0.76)	(0.76)	$26.89	(20.90)%		1.95%	1.95%	3.31%	$6,085	—
March 29, 2006 through July 31, 2006(e)	$30.00	0.33	4.62		4.95	—	—	$34.95	16.50	%(d)	2.60%	1.95%	2.83%	$4,865	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$27.55	(0.37)	(0.43)		(0.80)	—	—	$26.75	(2.87	)%(d)	3.27%	2.68%	(2.64)%	$52	—
Year Ended July 31, 2009	$37.97	(0.93)	(9.49	)(f)	(10.42)	—	—	$27.55	(27.44)%		3.14%	2.63%	(1.98)%	$226	—
Year Ended July 31, 2008	$27.26	0.19	10.98		11.17	(0.46)	(0.46)	$37.97	41.33%		2.75%	2.67%	0.60%	$773	—
Year Ended July 31, 2007	$34.84	0.61	(8.19)		(7.58)	—	—	$27.26	(21.76)%		2.95%	2.95%	2.31%	$252	—
March 29, 2006 through July 31, 2006(e)	$30.00	0.21	4.63		4.84	—	—	$34.84	16.13	%(d)	3.60%	2.95%	1.83%	$336	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Banks UltraSector ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$5.63	(0.04)	0.68	0.64	— (d)	— (d)	$6.27	11.37	%(e)	1.97%	1.69%	(1.07)%	$11,305	476	%(e)
Year Ended July 31, 2009	$18.02	0.03	(12.04)	(12.01)	(0.38)	(0.38)	$5.63	(67.23)%		1.92%	1.63%	0.50%	$13,855	1,350%
Year Ended July 31, 2008	$36.99	0.82	(19.52)	(18.70)	(0.27)	(0.27)	$18.02	(50.80)%		1.98%	1.55%	3.54%	$16,348	1,222%
Year Ended July 31, 2007	$42.01	1.00	(5.34)	(4.34)	(0.68)	(0.68)	$36.99	(10.64)%		1.93%	1.57%	2.30%	$2,811	636%
January 1, 2006 through July 31, 2006	$38.34	0.45	3.22	3.67	—	—	$42.01	9.57	%(e)	2.10%	1.58%	1.95%	$5,853	879	%(e)
Year Ended December 31, 2005	$39.39	0.74	(1.47)	(0.73)	(0.32)	(0.32)	$38.34	(1.85)%		2.40%	1.68%	1.97%	$6,176	1,038%
Year Ended December 31, 2004	$33.91	0.36	5.53	5.89	(0.41)	(0.41)	$39.39	17.36%		1.95%	1.95%	1.01%	$5,063	819%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$5.71	(0.07)	0.69	0.62	—	—	$6.33	10.86	%(e)	2.97%	2.69%	(2.07)%	$741	476	%(e)
Year Ended July 31, 2009	$18.29	(0.03)	(12.24)	(12.27)	(0.31)	(0.31)	$5.71	(67.51)%		2.92%	2.63%	(0.50)%	$1,178	1,350%
Year Ended July 31, 2008	$37.70	0.56	(19.85)	(19.29)	(0.12)	(0.12)	$18.29	(51.30)%		2.98%	2.55%	2.54%	$1,985	1,222%
Year Ended July 31, 2007	$42.67	0.56	(5.47)	(4.91)	(0.06)	(0.06)	$37.70	(11.54)%		2.93%	2.57%	1.30%	$422	636%
January 1, 2006 through July 31, 2006	$39.16	0.22	3.29	3.51	—	—	$42.67	8.96	%(e)	3.10%	2.58%	0.95%	$1,834	879	%(e)
Year Ended December 31, 2005	$40.38	0.36	(1.52)	(1.16)	(0.06)	(0.06)	$39.16	(2.87)%		3.40%	2.68%	0.97%	$1,046	1,038%
Year Ended December 31, 2004	$35.12	(0.01)	5.68	5.67	(0.41)	(0.41)	$40.38	16.14%		2.95%	2.95%	0.01%	$2,203	819%

Basic Materials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$26.88	(0.04)	4.57	4.53	— (d)	— (d)	$31.41	16.86	%(e)	1.74%	1.73%	(0.25)%	$31,992	162	%(e)
Year Ended July 31, 2009	$62.92	0.09	(35.92)	(35.83)	(0.21)	(0.21)	$26.88	(56.78)%		1.74%	1.74%	0.36%	$31,938	381%
Year Ended July 31, 2008	$55.39	0.42	7.66	8.08	(0.55)	(0.55)	$62.92	14.57%		1.56%	1.56%	0.66%	$78,070	273%
Year Ended July 31, 2007	$39.89	0.69	16.01	16.70	(1.20)	(1.20)	$55.39	42.52%		1.53%	1.53%	1.35%	$47,109	530%
January 1, 2006 through July 31, 2006	$38.58	0.45	0.86	1.31	—	—	$39.89	3.40	%(e)	1.49%	1.49%	1.81%	$13,351	282	%(e)
Year Ended December 31, 2005	$38.01	0.29	0.32	0.61	(0.04)	(0.04)	$38.58	1.61%		1.68%	1.68%	0.79%	$45,056	677%
Year Ended December 31, 2004	$33.21	(0.06)	4.86	4.80	—	—	$38.01	14.45%		1.87%	1.87%	(0.18)%	$10,727	723%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$26.41	(0.20)	4.51	4.31	—	—	$30.72	16.32	%(e)	2.74%	2.73%	(1.25)%	$3,870	162	%(e)
Year Ended July 31, 2009	$61.74	(0.13)	(35.20)	(35.33)	—	—	$26.41	(57.22)%		2.74%	2.74%	(0.64)%	$5,009	381%
Year Ended July 31, 2008	$54.44	(0.20)	7.50	7.30	— (d)	— (d)	$61.74	13.41%		2.56%	2.56%	(0.34)%	$5,108	273%
Year Ended July 31, 2007	$38.84	0.19	15.71	15.90	(0.30)	(0.30)	$54.44	41.10%		2.53%	2.53%	0.35%	$6,321	530%
January 1, 2006 through July 31, 2006	$37.78	0.20	0.86	1.06	—	—	$38.84	2.81	%(e)	2.49%	2.49%	0.81%	$1,870	282	%(e)
Year Ended December 31, 2005	$37.52	(0.08)	0.34	0.26	—	—	$37.78	0.69%		2.68%	2.68%	(0.21)%	$1,222	677%
Year Ended December 31, 2004	$33.11	(0.39)	4.80	4.41	—	—	$37.52	13.32%		2.87%	2.87%	(1.18)%	$1,278	723%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
Biotechnology UltraSector ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$55.30	(0.48)	0.28 (d)	(0.20)	—	—	$55.10	(0.34	)%(e)	2.02%	2.02	%(f)	(1.83)%	$13,110	508	%(e)
Year Ended July 31, 2009	$70.12	(0.74)	(14.08)	(14.82)	—	—	$55.30	(21.14)%		1.73%	1.72%		(1.43)%	$14,796	519%
Year Ended July 31, 2008	$51.15	(0.29)	19.26	18.97	—	—	$70.12	37.09%		1.60%	1.55%		(0.54)%	$75,766	373%
Year Ended July 31, 2007	$52.17	(0.13)	(0.89)	(1.02)	—	—	$51.15	(1.96)%		1.56%	1.56%		(0.24)%	$23,912	396%
January 1, 2006 through July 31, 2006	$58.85	(0.13)	(6.55)	(6.68)	—	—	$52.17	(11.35	)%(e)	1.58%	1.58%		(0.40)%	$20,889	255	%(e)
Year Ended December 31, 2005	$46.23	(0.38)	13.00	12.62	—	—	$58.85	27.30%		1.58%	1.58%		(0.73)%	$46,266	724%
Year Ended December 31, 2004	$39.75	(0.62)	7.10	6.48	—	—	$46.23	16.30%		1.88%	1.88%		(1.49)%	$26,386	562%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$50.64	(0.72)	0.28 (d)	(0.44)	—	—	$50.20	(0.85	)%(e)	3.02%	3.02	%(f)	(2.83)%	$1,511	508	%(e)
Year Ended July 31, 2009	$64.84	(1.22)	(12.98)	(14.20)	—	—	$50.64	(21.90)%		2.73%	2.72%		(2.43)%	$1,282	519%
Year Ended July 31, 2008	$47.77	(0.80)	17.87	17.07	—	—	$64.84	35.73%		2.60%	2.55%		(1.54)%	$5,049	373%
Year Ended July 31, 2007	$49.21	(0.64)	(0.80)	(1.44)	—	—	$47.77	(2.93)%		2.56%	2.56%		(1.24)%	$685	396%
January 1, 2006 through July 31, 2006	$55.84	(0.43)	(6.20)	(6.63)	—	—	$49.21	(11.87	)%(e)	2.58%	2.58%		(1.40)%	$6,144	255	%(e)
Year Ended December 31, 2005	$44.32	(0.88)	12.40	11.52	—	—	$55.84	25.99%		2.58%	2.58%		(1.73)%	$7,006	724%
Year Ended December 31, 2004	$38.46	(1.02)	6.88	5.86	—	—	$44.32	15.24%		2.86%	2.86%		(2.47)%	$4,999	562%

Consumer Goods UltraSector ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$27.19	0.10	3.04 (d)	3.14	(0.04)	(0.04)	$30.29	11.53	%(e)	2.49%	1.72%		0.64%	$1,433	499	%(e)
Year Ended July 31, 2009	$34.24	0.09	(6.59)	(6.50)	(0.55)	(0.55)	$27.19	(18.76)%		3.41%	1.63%		0.34%	$5,829	1,093%
Year Ended July 31, 2008	$38.00	0.51	(4.08)	(3.57)	(0.19)	(0.19)	$34.24	(9.46)%		2.47%	1.55%		1.29%	$1,028	993%
Year Ended July 31, 2007	$33.45	0.56	4.55	5.11	(0.56)	(0.56)	$38.00	15.28%		2.22%	1.56%		1.49%	$2,272	1,221%
January 1, 2006 through July 31, 2006	$32.95	0.27	0.23	0.50	—	—	$33.45	1.52	%(e)	2.68%	1.58%		1.39%	$2,399	662	%(e)
Year Ended December 31, 2005	$33.91	0.23	(0.84)	(0.61)	(0.35)	(0.35)	$32.95	(1.80)%		2.61%	1.68%		0.68%	$1,484	754%
January 30, 2004 through December 31, 2004(g)	$30.00	0.18	3.85	4.03	(0.12)	(0.12)	$33.91	13.42	%(e)	2.48%	1.95%		0.62%	$6,253	1,505	%(e)
Service Class
Six Months Ended January 31, 2010 (unaudited)	$26.86	(0.05)	2.99 (d)	2.94	—	—	$29.80	10.98	%(e)	3.49%	2.72%		(0.36)%	$131	499	%(e)
Year Ended July 31, 2009	$33.75	(0.19)	(6.44)	(6.63)	(0.26)	(0.26)	$26.86	(19.52)%		4.41%	2.63%		(0.66)%	$164	1,093%
Year Ended July 31, 2008	$37.63	0.13	(4.01)	(3.88)	—	—	$33.75	(10.33)%		3.47%	2.55%		0.29%	$202	993%
Year Ended July 31, 2007	$32.98	0.20	4.45	4.65	—	—	$37.63	14.13%		3.22%	2.56%		0.49%	$221	1,221%
January 1, 2006 through July 31, 2006	$32.66	0.08	0.24	0.32	—	—	$32.98	0.98	%(e)	3.68%	2.58%		0.39%	$837	662	%(e)
Year Ended December 31, 2005	$33.61	(0.11)	(0.84)	(0.95)	—	—	$32.66	(2.83)%		3.61%	2.68%		(0.32)%	$79	754%
January 30, 2004 through December 31, 2004(g)	$30.00	(0.11)	3.84	3.73	(0.12)	(0.12)	$33.61	12.42	%(e)	3.48%	2.95%		(0.38)%	$283	1,505	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(g)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Consumer Services UltraSector ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$17.41	(0.08)	3.68	3.60	—	—	—	$21.01	20.68	%(d)	3.89%	1.70%	(0.76)%	$1,941	293	%(d)
Year Ended July 31, 2009	$23.02	(0.08)	(5.53)	(5.61)	—	—	—	$17.41	(24.37)%		3.69%	1.64%	(0.52)%	$2,211	458%
Year Ended July 31, 2008	$32.54	0.13	(9.18)	(9.05)	(0.47)	—	(0.47)	$23.02	(28.09)%		3.53%	1.55%	0.46%	$1,084	1,327%
Year Ended July 31, 2007	$28.91	0.14	4.88	5.02	(0.06)	(1.33)	(1.39)	$32.54	17.10%		2.48%	1.56%	0.41%	$741	1,138%
January 1, 2006 though July 31, 2006	$31.00	0.05	(2.14)	(2.09)	—	—	—	$28.91	(6.74	)%(d)	5.32%	1.58%	0.29%	$464	861	%(d)
Year Ended December 31, 2005	$33.90	(0.16)	(2.74)	(2.90)	—	—	—	$31.00	(8.55)%		6.20%	1.68%	(0.49)%	$357	1,642%
January 30, 2004 through December 31, 2004(e)	$30.00	(0.24)	4.14	3.90	—	—	—	$33.90	13.00	%(d)	5.86%	1.95%	(0.83)%	$2,332	2,929	%(d)
Service Class
Six Months Ended January 31, 2010 (unaudited)	$16.74	(0.18)	3.55	3.37	—	—	—	$20.11	20.13	%(d)	4.88%	2.69%	(1.75)%	$614	293	%(d)
Year Ended July 31, 2009	$22.35	(0.23)	(5.38)	(5.61)	—	—	—	$16.74	(25.10)%		4.69%	2.64%	(1.52)%	$103	458%
Year Ended July 31, 2008	$31.53	(0.15)	(8.89)	(9.04)	(0.14)	—	(0.14)	$22.35	(28.77)%		4.53%	2.55%	(0.54)%	$316	1,327%
Year Ended July 31, 2007	$28.26	(0.19)	4.79	4.60	—	(1.33)	(1.33)	$31.53	16.00%		3.48%	2.56%	(0.59)%	$137	1,138%
January 1, 2006 though July 31, 2006	$30.46	(0.13)	(2.07)	(2.20)	—	—	—	$28.26	(7.22	)%(d)	6.32%	2.58%	(0.71)%	$697	861	%(d)
Year Ended December 31, 2005	$33.62	(0.47)	(2.69)	(3.16)	—	—	—	$30.46	(9.40)%		7.20%	2.68%	(1.49)%	$42	1,642%
January 30, 2004 through December 31, 2004(e)	$30.00	(0.52)	4.14	3.62	—	—	—	$33.62	12.07	%(d)	6.86%	2.95%	(1.83)%	$175	2,929	%(d)

Financials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$5.86	(0.02)	0.86	0.84	—	—	—	$6.70	14.33	%(d)	2.19%	1.69%	(0.64)%	$8,034	213	%(d)
Year Ended July 31, 2009	$14.85	0.04	(8.93)	(8.89)	(0.10)	—	(0.10)	$5.86	(59.88)%		2.20%	1.62%	0.69%	$10,363	698%
Year Ended July 31, 2008	$28.31	0.31	(13.43)	(13.12)	(0.34)	—	(0.34)	$14.85	(46.76)%		2.02%	1.66%	1.57%	$12,375	761%
Year Ended July 31, 2007	$28.93	0.47	(0.73)	(0.26)	(0.36)	—	(0.36)	$28.31	(1.11)%		1.68%	1.68%	1.45%	$4,574	479%
January 1, 2006 though July 31, 2006	$27.26	0.25	1.42	1.67	—	—	—	$28.93	6.13	%(d)	1.53%	1.53%	1.53%	$6,066	91	%(d)
Year Ended December 31, 2005	$26.09	0.35	0.88	1.23	(0.06)	—	(0.06)	$27.26	4.72%		1.78%	1.68%	1.33%	$49,964	652%
Year Ended December 31, 2004	$22.73	0.06	3.32	3.38	(0.02)	—	(0.02)	$26.09	14.86%		1.94%	1.94%	0.26%	$5,658	914%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$5.51	(0.05)	0.81	0.76	—	—	—	$6.27	13.79	%(d)	3.19%	2.69%	(1.64)%	$1,407	213	%(d)
Year Ended July 31, 2009	$13.96	(0.02)	(8.39)	(8.41)	(0.04)	—	(0.04)	$5.51	(60.26)%		3.20%	2.62%	(0.31)%	$1,508	698%
Year Ended July 31, 2008	$26.73	0.12	(12.70)	(12.58)	(0.19)	—	(0.19)	$13.96	(47.32)%		3.02%	2.66%	0.57%	$2,362	761%
Year Ended July 31, 2007	$27.40	0.17	(0.72)	(0.55)	(0.12)	—	(0.12)	$26.73	(2.07)%		2.68%	2.68%	0.45%	$1,902	479%
January 1, 2006 though July 31, 2006	$25.97	0.09	1.34	1.43	—	—	—	$27.40	5.51	%(d)	2.53%	2.53%	0.53%	$1,021	91	%(d)
Year Ended December 31, 2005	$25.05	0.10	0.82	0.92	—	—	—	$25.97	3.67%		2.78%	2.68%	0.33%	$4,306	652%
Year Ended December 31, 2004	$22.04	(0.16)	3.19	3.03	(0.02)	—	(0.02)	$25.05	13.74%		2.90%	2.90%	(0.70)%	$1,617	914%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Health Care UltraSector ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$11.52	(0.03)	2.20	2.17	—	—	$13.69	18.84	%(d)	2.24%	1.70%	(0.51)%	$7,157	280	%(d)
Year Ended July 31, 2009	$14.89	0.04	(3.27)	(3.23)	(0.14)	(0.14)	$11.52	(21.63)%		2.27%	1.61%	0.39%	$5,837	1,285%
Year Ended July 31, 2008	$15.92	0.09	(1.04)	(0.95)	(0.08)	(0.08)	$14.89	(6.03)%		1.76%	1.55%	0.58%	$9,463	616%
Year Ended July 31, 2007	$14.99	0.16	0.84	1.00	(0.07)	(0.07)	$15.92	6.67%		1.63%	1.56%	0.96%	$8,710	466%
January 1, 2006 through July 31, 2006	$15.26	0.05	(0.32)	(0.27)	—	—	$14.99	(1.77	)%(d)	1.75%	1.58%	0.57%	$15,616	201	%(d)
Year Ended December 31, 2005	$14.18	0.02	1.06	1.08	—	—	$15.26	7.62%		1.68%	1.68%	0.15%	$11,504	636%
Year Ended December 31, 2004	$13.90	(0.09)	0.37	0.28	—	—	$14.18	2.01%		1.97%	1.95%	(0.61)%	$11,525	1,198%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$10.79	(0.09)	2.07	1.98	—	—	$12.77	18.35	%(d)	3.24%	2.70%	(1.51)%	$2,108	280	%(d)
Year Ended July 31, 2009	$13.90	(0.06)	(3.05)	(3.11)	— (e)	— (e)	$10.79	(22.35)%		3.27%	2.61%	(0.61)%	$1,948	1,285%
Year Ended July 31, 2008	$14.96	(0.06)	(1.00)	(1.06)	—	—	$13.90	(7.09)%		2.76%	2.55%	(0.42)%	$2,253	616%
Year Ended July 31, 2007	$14.16	— (e)	0.81	0.81	(0.01)	(0.01)	$14.96	5.69%		2.63%	2.56%	(0.04)%	$4,595	466%
January 1, 2006 through July 31, 2006	$14.50	(0.03)	(0.31)	(0.34)	—	—	$14.16	(2.34	)%(d)	2.75%	2.58%	(0.43)%	$3,326	201	%(d)
Year Ended December 31, 2005	$13.58	(0.12)	1.04	0.92	—	—	$14.50	6.77%		2.68%	2.68%	(0.85)%	$7,811	636%
Year Ended December 31, 2004	$13.44	(0.23)	0.37	0.14	—	—	$13.58	1.04%		2.97%	2.95%	(1.61)%	$1,457	1,198%

Industrials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$20.64	(0.06)	4.15	4.09	—	—	$24.73	19.86	%(d)	2.55%	1.71%	(0.45)%	$8,269	313	%(d)
Year Ended July 31, 2009	$38.49	0.05	(17.80)	(17.75)	(0.10)	(0.10)	$20.64	(46.08)%		3.74%	1.64%	0.24%	$2,834	379%
Year Ended July 31, 2008	$48.21	0.33	(9.26)	(8.93)	(0.79)	(0.79)	$38.49	(18.82)%		2.18%	1.55%	0.73%	$3,061	433%
Year Ended July 31, 2007	$35.96	0.34	12.20	12.54	(0.29)	(0.29)	$48.21	34.99%		2.12%	1.56%	0.75%	$21,001	900%
January 1, 2006 through July 31, 2006	$36.45	0.16	(0.65)	(0.49)	—	—	$35.96	(1.34	)%(d)	2.44%	1.58%	0.71%	$1,777	665	%(d)
Year Ended December 31, 2005	$35.79	0.06	0.62	0.68	(0.02)	(0.02)	$36.45	1.89%		5.43%	1.68%	0.19%	$2,249	974%
January 30, 2004 through December 31, 2004(f)	$30.00	(0.12)	5.91	5.79	—	—	$35.79	19.30	%(d)	1.83%	1.83%	(0.43)%	$2,713	1,419	%(d)
Service Class
Six Months Ended January 31, 2010 (unaudited)	$20.04	(0.18)	4.04	3.86	—	—	$23.90	19.26	%(d)	3.55%	2.71%	(1.45)%	$844	313	%(d)
Year Ended July 31, 2009	$37.67	(0.15)	(17.42)	(17.57)	(0.06)	(0.06)	$20.04	(46.63)%		4.74%	2.64%	(0.76)%	$359	379%
Year Ended July 31, 2008	$46.85	(0.12)	(9.06)	(9.18)	—	—	$37.67	(19.57)%		3.18%	2.55%	(0.27)%	$126	433%
Year Ended July 31, 2007	$35.04	(0.09)	11.90	11.81	—	—	$46.85	33.70%		3.12%	2.56%	(0.25)%	$1,740	900%
January 1, 2006 through July 31, 2006	$35.74	(0.07)	(0.63)	(0.70)	—	—	$35.04	(1.96	)%(d)	3.44%	2.58%	(0.29)%	$695	665	%(d)
Year Ended December 31, 2005	$35.46	(0.27)	0.55	0.28	—	—	$35.74	0.79%		6.43%	2.68%	(0.81)%	$99	974%
January 30, 2004 through December 31, 2004(f)	$30.00	(0.41)	5.87	5.46	—	—	$35.46	18.20	%(d)	2.83%	2.83%	(1.43)%	$70	1,419	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Internet UltraSector ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$60.29	(0.61)	13.23	12.62	—	—	—	$72.91	20.95	%(d)	1.80%	1.80%	(1.68)%	$20,316	414	%(d)
Year Ended July 31, 2009	$74.85	(0.79)	(13.77)	(14.56)	—	—	—	$60.29	(19.45)%		1.99%	1.94%	(1.60)%	$15,694	1,045%
Year Ended July 31, 2008	$91.63	(0.37)	(16.41)	(16.78)	—	—	—	$74.85	(18.31)%		1.67%	1.67%	(0.42)%	$7,571	403%
Year Ended July 31, 2007	$68.43	(0.12)	24.46	24.34	(1.14)	—	(1.14)	$91.63	35.68%		1.53%	1.53%	(0.13)%	$18,799	468%
January 1, 2006 through July 31, 2006	$87.78	1.02	(20.37)	(19.35)	—	—	—	$68.43	(22.04	)%(d)	1.51%	1.51%	2.06%	$16,902	215	%(d)
Year Ended December 31, 2005	$80.29	(0.51)	8.00	7.49	—	—	—	$87.78	9.33%		1.52%	1.52%	(0.70)%	$55,133	568%
Year Ended December 31, 2004	$61.44	(0.79)	19.64	18.85	—	—	—	$80.29	30.68%		1.54%	1.54%	(1.21)%	$99,944	614%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$55.06	(0.95)	12.15	11.20	—	—	—	$66.26	20.36	%(d)	2.80%	2.80%	(2.68)%	$1,109	414	%(d)
Year Ended July 31, 2009	$69.04	(1.25)	(12.73)	(13.98)	—	—	—	$55.06	(20.24)%		2.99%	2.94%	(2.60)%	$1,929	1,045%
Year Ended July 31, 2008	$85.35	(1.21)	(15.10)	(16.31)	—	—	—	$69.04	(19.12)%		2.67%	2.67%	(1.42)%	$483	403%
Year Ended July 31, 2007	$63.75	(0.94)	22.80	21.86	(0.26)	—	(0.26)	$85.35	34.32%		2.53%	2.53%	(1.13)%	$1,097	468%
January 1, 2006 through July 31, 2006	$82.26	0.55	(19.06)	(18.51)	—	—	—	$63.75	(22.50	)%(d)	2.51%	2.51%	1.06%	$1,192	215	%(d)
Year Ended December 31, 2005	$75.98	(1.23)	7.51	6.28	—	—	—	$82.26	8.27%		2.52%	2.52%	(1.70)%	$4,618	568%
Year Ended December 31, 2004	$58.72	(1.43)	18.69	17.26	—	—	—	$75.98	29.39%		2.54%	2.54%	(2.21)%	$21,363	614%

Mobile Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$2.05	(0.01)	(0.37)	(0.38)	—	—	—	$1.67	(18.54	)%(d)	2.47%	1.70%	(1.55)%	$3,386	795	%(d)
Year Ended July 31, 2009	$7.84	(0.04)	(5.75)	(5.79)	—	—	—	$2.05	(73.85)%		2.50%	1.64%	(1.31)%	$2,981	1,773%
Year Ended July 31, 2008	$22.65	(0.01)	(14.74)	(14.75)	(0.06)	—	(0.06)	$7.84	(65.24)%		1.92%	1.55%	(0.09)%	$5,630	1,101%
Year Ended July 31, 2007	$18.87	0.04	3.75	3.79	(0.01)	—	(0.01)	$22.65	20.09%		1.56%	1.56%	0.20%	$17,526	731%
January 1, 2006 through July 31, 2006	$19.59	0.02	(0.74)	(0.72)	—	—	—	$18.87	(3.72	)%(d)	1.56%	1.56%	0.19%	$12,587	317	%(d)
Year Ended December 31, 2005	$18.07	0.04	1.81	1.85	—	(0.33)	(0.33)	$19.59	10.26%		1.50%	1.50%	0.23%	$20,352	520%
Year Ended December 31, 2004	$10.83	(0.12)	7.36	7.24	—	—	—	$18.07	66.85%		1.64%	1.64%	(0.80)%	$67,289	645%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$1.86	(0.02)	(0.33)	(0.35)	—	—	—	$1.51	(18.82	)%(d)	3.47%	2.70%	(2.55)%	$131	795	%(d)
Year Ended July 31, 2009	$7.20	(0.06)	(5.28)	(5.34)	—	—	—	$1.86	(74.17)%		3.50%	2.64%	(2.31)%	$191	1,773%
Year Ended July 31, 2008	$20.94	(0.12)	(13.62)	(13.74)	—	—	—	$7.20	(65.60)%		2.92%	2.55%	(1.09)%	$444	1,101%
Year Ended July 31, 2007	$17.61	(0.14)	3.47	3.33	—	—	—	$20.94	18.85%		2.56%	2.56%	(0.80)%	$1,116	731%
January 1, 2006 through July 31, 2006	$18.39	(0.09)	(0.69)	(0.78)	—	—	—	$17.61	(4.24	)%(d)	2.56%	2.56%	(0.81)%	$2,015	317	%(d)
Year Ended December 31, 2005	$17.14	(0.14)	1.72	1.58	—	(0.33)	(0.33)	$18.39	9.18%		2.50%	2.50%	(0.77)%	$2,935	520%
Year Ended December 31, 2004	$10.38	(0.26)	7.02	6.76	—	—	—	$17.14	65.13%		2.63%	2.63%	(1.79)%	$12,491	645%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Oil & Gas UltraSector ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$26.79	(0.05)	1.98	1.93	—	—	—	$28.72	7.20	%(d)	1.72%	1.72%	(0.34)%	$40,829	4	%(d)
Year Ended July 31, 2009	$52.85	(0.01)	(26.05)	(26.06)	— (e)	—	— (e)	$26.79	(49.30)%		1.65%	1.65%	(0.04)%	$47,547	36%
Year Ended July 31, 2008	$51.96	0.21	2.36	2.57	(0.08)	(1.60)	(1.68)	$52.85	4.76%		1.50%	1.50%	0.38%	$122,187	102%
Year Ended July 31, 2007	$40.72	0.39	10.92	11.31	(0.07)	—	(0.07)	$51.96	27.82%		1.45%	1.45%	0.91%	$182,861	265%
January 1, 2006 through July 31, 2006	$32.74	0.17	7.81	7.98	—	—	—	$40.72	24.37	%(d)	1.42%	1.42%	0.80%	$145,885	230	%(d)
Year Ended December 31, 2005	$22.41	0.14	10.19	10.33	—	—	—	$32.74	46.10%		1.43%	1.43%	0.45%	$115,214	352%
Year Ended December 31, 2004	$15.66	— (e)	7.20	7.20	—	(0.45)	(0.45)	$22.41	45.98%		1.64%	1.64%	(0.03)%	$44,530	634%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$24.50	(0.19)	1.83	1.64	—	—	—	$26.14	6.65	%(d)	2.72%	2.72%	(1.34)%	$3,651	4	%(d)
Year Ended July 31, 2009	$48.82	(0.28)	(24.04)	(24.32)	—	—	—	$24.50	(49.80)%		2.65%	2.65%	(1.04)%	$4,275	36%
Year Ended July 31, 2008	$48.54	(0.32)	2.20	1.88	—	(1.60)	(1.60)	$48.82	3.68%		2.50%	2.50%	(0.62)%	$12,623	102%
Year Ended July 31, 2007	$38.34	— (e)	10.20	10.20	—	—	—	$48.54	26.60%		2.45%	2.45%	(0.09)%	$14,588	265%
January 1, 2006 through July 31, 2006	$31.01	(0.03)	7.36	7.33	—	—	—	$38.34	23.64	%(d)	2.42%	2.42%	(0.20)%	$19,980	230	%(d)
Year Ended December 31, 2005	$21.43	(0.15)	9.73	9.58	—	—	—	$31.01	44.70%		2.43%	2.43%	(0.55)%	$13,899	352%
Year Ended December 31, 2004	$15.13	(0.18)	6.93	6.75	—	(0.45)	(0.45)	$21.43	44.61%		2.64%	2.64%	(1.03)%	$10,932	634%

Oil Equipment, Services & Distribution UltraSector ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$13.09	(0.09)	2.94	2.85	—	—	—	$15.94	21.77	%(d)	1.86%	1.86%	(1.07)%	$12,156	313	%(d)
Year Ended July 31, 2009	$43.23	(0.10)	(30.04)	(30.14)	—	—	—	$13.09	(69.72)%		1.85%	1.78%	(0.72)%	$15,621	589%
Year Ended July 31, 2008	$38.89	(0.06)	5.17	5.11	(0.01)	(0.76)	(0.77)	$43.23	13.38%		1.54%	1.53%	(0.14)%	$41,679	431%
Year Ended July 31, 2007	$29.65	0.04	9.27	9.31	(0.07)	—	(0.07)	$38.89	31.49%		1.64%	1.64%	0.12%	$51,490	943%
June 5, 2006 through July 31, 2006(f)	$30.00	(0.01)	(0.34)	(0.35)	—	—	—	$29.65	(1.17	)%(d)	2.85%	1.95%	(0.31)%	$4,664	160	%(d)
Service Class
Six Months Ended January 31, 2010 (unaudited)	$12.71	(0.16)	2.85	2.69	—	—	—	$15.40	21.24	%(d)	2.86%	2.86%	(2.07)%	$1,738	313	%(d)
Year Ended July 31, 2009	$42.37	(0.26)	(29.40)	(29.66)	—	—	—	$12.71	(70.00)%		2.85%	2.78%	(1.72)%	$2,495	589%
Year Ended July 31, 2008	$38.52	(0.47)	5.08	4.61	—	(0.76)	(0.76)	$42.37	12.21%		2.54%	2.53%	(1.14)%	$4,146	431%
Year Ended July 31, 2007	$29.61	(0.26)	9.17	8.91	—	—	—	$38.52	30.09%		2.64%	2.64%	(0.88)%	$5,868	943%
June 5, 2006 through July 31, 2006(f)	$30.00	(0.06)	(0.33)	(0.39)	—	—	—	$29.61	(1.30	)%(d)	3.85%	2.95%	(1.31)%	$959	160	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Pharmaceuticals UltraSector ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$6.89	0.01	1.56	1.57	— (d)	—	— (d)	$8.46	22.81	%(e)	2.41%	1.71%	0.13%	$3,590	368	%(e)
Year Ended July 31, 2009	$8.12	0.04	(1.16)	(1.12)	(0.11)	—	(0.11)	$6.89	(13.80)%		2.50%	1.64%	0.59%	$7,525	1,046%
Year Ended July 31, 2008	$9.94	0.16	(1.63)	(1.47)	(0.35)	—	(0.35)	$8.12	(15.55)%		2.02%	1.55%	1.71%	$4,491	643%
Year Ended July 31, 2007	$9.95	0.19	0.01	0.20	(0.21)	—	(0.21)	$9.94	1.87%		1.59%	1.56%	1.78%	$7,513	489%
January 1, 2006 through July 31, 2006	$9.02	0.09	0.84	0.93	—	—	—	$9.95	10.30	%(e)	1.61%	1.49%	1.58%	$24,395	339	%(e)
Year Ended December 31, 2005	$9.77	0.11	(0.81)	(0.70)	(0.05)	—	(0.05)	$9.02	(7.06)%		1.68%	1.68%	1.27%	$14,175	576%
Year Ended December 31, 2004	$11.61	— (d)	(1.84)	(1.84)	—	—	—	$9.77	(15.85)%		1.90%	1.90%	0.02%	$14,459	607%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$6.61	(0.03)	1.50	1.47	—	—	—	$8.08	22.24	%(e)	3.40%	2.70%	(0.86)%	$803	368	%(e)
Year Ended July 31, 2009	$7.82	(0.02)	(1.13)	(1.15)	(0.06)	—	(0.06)	$6.61	(14.66)%		3.50%	2.64%	(0.41)%	$173	1,046%
Year Ended July 31, 2008	$9.49	0.07	(1.59)	(1.52)	(0.15)	—	(0.15)	$7.82	(16.35)%		3.02%	2.55%	0.71%	$405	643%
Year Ended July 31, 2007	$9.48	0.09	— (d)	0.09	(0.08)	—	(0.08)	$9.49	0.86%		2.59%	2.56%	0.78%	$603	489%
January 1, 2006 through July 31, 2006	$8.64	0.03	0.81	0.84	—	—	—	$9.48	9.72	%(e)	2.61%	2.49%	0.58%	$4,720	339	%(e)
Year Ended December 31, 2005	$9.39	0.03	(0.78)	(0.75)	—	—	—	$8.64	(8.09)%		2.68%	2.68%	0.27%	$1,817	576%
Year Ended December 31, 2004	$11.28	(0.11)	(1.78)	(1.89)	—	—	—	$9.39	(16.67)%		2.90%	2.90%	(0.98)%	$675	607%

Precious Metals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$27.06	(0.25)	(1.00)	(1.25)	—	—	—	$25.81	(4.62	)%(e)	1.66%	1.66%	(1.60)%	$56,531	650	%(e),(f)
Year Ended July 31, 2009	$43.96	(0.20)	(16.52)	(16.72)	(0.18)	—	(0.18)	$27.06	(37.93)%		1.61%	1.61%	(0.89)%	$58,982	—
Year Ended July 31, 2008	$43.35	1.04	3.55	4.59	(0.43)	(3.55)	(3.98)	$43.96	10.64%		1.46%	1.46%	2.10%	$100,099	—
Year Ended July 31, 2007	$45.10	1.62	(1.08)	0.54	(2.29)	—	(2.29)	$43.35	1.47%		1.36%	1.36%	4.04%	$90,037	—
January 1, 2006 through July 31, 2006	$41.47	0.96	2.67	3.63	—	—	—	$45.10	8.75	%(e)	1.36%	1.36%	3.59%	$132,144	—
Year Ended December 31, 2005	$29.99	0.57	10.91	11.48	—	—	—	$41.47	38.28%		1.44%	1.44%	1.90%	$112,978	—
Year Ended December 31, 2004	$36.13	(0.02)	(6.12)	(6.14)	—	—	—	$29.99	(16.99)%		1.46%	1.46%	(0.08)%	$46,862	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$25.92	(0.41)	(0.91)	(1.32)	—	—	—	$24.60	(5.05	)%(e)	2.66%	2.66%	(2.60)%	$7,641	650	%(e),(f)
Year Ended July 31, 2009	$42.17	(0.43)	(15.82)	(16.25)	—	—	—	$25.92	(38.53)%		2.61%	2.61%	(1.89)%	$8,416	—
Year Ended July 31, 2008	$41.75	0.58	3.39	3.97	—	(3.55)	(3.55)	$42.17	9.57%		2.46%	2.46%	1.10%	$46,678	—
Year Ended July 31, 2007	$43.36	1.23	(1.10)	0.13	(1.74)	—	(1.74)	$41.75	0.48%		2.36%	2.36%	3.04%	$88,210	—
January 1, 2006 through July 31, 2006	$40.10	0.70	2.56	3.26	—	—	—	$43.36	8.13	%(e)	2.36%	2.36%	2.59%	$71,638	—
Year Ended December 31, 2005	$29.28	0.26	10.56	10.82	—	—	—	$40.10	36.95%		2.44%	2.44%	0.90%	$27,410	—
Year Ended December 31, 2004	$35.63	(0.31)	(6.04)	(6.35)	—	—	—	$29.28	(17.82)%		2.46%	2.46%	(1.08)%	$4,972	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that includes the purchase of equity securities.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Real Estate UltraSector ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$10.94	0.06	3.59	3.65	(0.05)	—	(0.05)	$14.54	33.29	%(d)	1.89%	1.70%	0.83%	$9,844	242	%(d)
Year Ended July 31, 2009	$33.45	0.09	(22.45)	(22.36)	(0.15)	—	(0.15)	$10.94	(66.88)%		1.95%	1.74%	0.70%	$6,519	426%
Year Ended July 31, 2008	$42.72	(0.18)	(7.92)	(8.10)	(1.17)	—	(1.17)	$33.45	(19.58)%		1.78%	1.78%	(0.44)%	$18,740	776%
Year Ended July 31, 2007	$46.71	1.08	(4.07)	(2.99)	(1.00)	—	(1.00)	$42.72	(6.82)%		1.55%	1.55%	1.95%	$27,340	382%
January 1, 2006 through July 31, 2006	$38.28	1.17	7.26	8.43	—	—	—	$46.71	21.99	%(d)	1.70%	1.58%	4.54%	$80,827	678	%(d)
Year Ended December 31, 2005	$36.39	0.23	2.61	2.84	(0.95)	—	(0.95)	$38.28	7.82%		1.73%	1.73%	0.62%	$8,797	1,411%
Year Ended December 31, 2004	$25.79	0.66	10.38	11.04	(0.28)	(0.16)	(0.44)	$36.39	42.95%		1.55%	1.55%	2.23%	$47,120	1,303%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$11.07	(0.01)	3.62	3.61	—	—	—	$14.68	32.70	%(d)	2.89%	2.70%	1.83%	$1,436	242	%(d)
Year Ended July 31, 2009	$33.75	(0.05)	(22.63)	(22.68)	—	—	—	$11.07	(67.20)%		2.95%	2.74%	(0.30)%	$779	426%
Year Ended July 31, 2008	$43.33	(0.57)	(8.05)	(8.62)	(0.96)	—	(0.96)	$33.75	(20.41)%		2.78%	2.78%	(1.44)%	$1,834	776%
Year Ended July 31, 2007	$47.41	0.52	(4.11)	(3.59)	(0.49)	—	(0.49)	$43.33	(7.81)%		2.55%	2.55%	0.95%	$1,452	382%
January 1, 2006 through July 31, 2006	$39.06	0.91	7.44	8.35	—	—	—	$47.41	21.38	%(d)	2.70%	2.58%	3.54%	$7,652	678	%(d)
Year Ended December 31, 2005	$37.28	(0.15)	2.69	2.54	(0.76)	—	(0.76)	$39.06	6.76%		2.73%	2.73%	(0.38)%	$2,029	1,411%
Year Ended December 31, 2004	$26.64	0.36	10.68	11.04	(0.24)	(0.16)	(0.40)	$37.28	41.60%		2.55%	2.55%	1.23%	$6,532	1,303%

Semiconductor UltraSector ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$10.71	(0.04)	0.19 (e)	0.15	—	—	—	$10.86	1.49	%(d)	1.87%	1.70%	(0.62)%	$12,058	388	%(d)
Year Ended July 31, 2009	$13.35	(0.01)	(2.61)	(2.62)	(0.02)	—	(0.02)	$10.71	(19.56)%		2.22%	1.64%	(0.12)%	$14,923	1,045%
Year Ended July 31, 2008	$20.38	0.06	(6.98)	(6.92)	(0.11)	—	(0.11)	$13.35	(34.11)%		1.77%	1.55%	0.33%	$9,022	597%
Year Ended July 31, 2007	$15.63	0.07	4.71	4.78	(0.03)	—	(0.03)	$20.38	30.63%		1.64%	1.57%	0.35%	$24,220	654%
January 1, 2006 through July 31, 2006	$20.80	0.03	(5.20)	(5.17)	—	—	—	$15.63	(24.86	)%(d)	1.58%	1.58%	0.23%	$12,967	504	%(d)
Year Ended December 31, 2005	$18.71	(0.06)	2.15	2.09	—	—	—	$20.80	11.17%		1.58%	1.58%	(0.30)%	$30,313	681%
Year Ended December 31, 2004	$28.70	(0.23)	(9.76)	(9.99)	—	—	—	$18.71	(34.81)%		1.65%	1.65%	(1.06)%	$32,555	468%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$9.87	(0.09)	0.18 (e)	0.09	—	—	—	$9.96	0.91	%(d)	2.87%	2.70%	(1.62)%	$867	388	%(d)
Year Ended July 31, 2009	$12.39	(0.08)	(2.44)	(2.52)	—	—	—	$9.87	(20.34)%		3.22%	2.64%	(1.12)%	$1,092	1,045%
Year Ended July 31, 2008	$18.99	(0.11)	(6.49)	(6.60)	—	—	—	$12.39	(34.76)%		2.77%	2.55%	(0.67)%	$404	597%
Year Ended July 31, 2007	$14.68	(0.11)	4.42	4.31	—	—	—	$18.99	29.36%		2.64%	2.57%	(0.65)%	$639	654%
January 1, 2006 through July 31, 2006	$19.66	(0.08)	(4.90)	(4.98)	—	—	—	$14.68	(25.37	)%(d)	2.58%	2.58%	(0.77)%	$1,526	504	%(d)
Year Ended December 31, 2005	$17.86	(0.25)	2.05	1.80	—	—	—	$19.66	10.13%		2.58%	2.58%	(1.30)%	$2,191	681%
Year Ended December 31, 2004	$27.65	(0.43)	(9.36)	(9.79)	—	—	—	$17.86	(35.41)%		2.65%	2.65%	(2.06)%	$3,705	468%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Technology UltraSector ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$20.94	(0.14)	2.57	2.43	—	—	—	$23.37	11.65	%(d)	2.06%	1.70%	(1.14)%	$11,497	281	%(d)
Year Ended July 31, 2009	$26.27	(0.14)	(5.19)	(5.33)	—	—	—	$20.94	(20.29)%		2.36%	1.64%	(0.81)%	$11,962	785%
Year Ended July 31, 2008	$31.76	— (e)	(5.42)	(5.42)	(0.07)	—	(0.07)	$26.27	(17.13)%		1.82%	1.55%	—(f )	$7,538	383%
Year Ended July 31, 2007	$22.79	0.05	8.92	8.97	—	—	—	$31.76	39.36%		1.70%	1.56%	0.17%	$19,337	493%
January 1, 2006 through July 31, 2006	$26.58	— (e)	(3.79)	(3.79)	—	—	—	$22.79	(14.26	)%(d)	1.66%	1.58%	—(f )	$6,105	170	%(d)
Year Ended December 31, 2005	$26.62	(0.12)	0.15	0.03	(0.07)	—	(0.07)	$26.58	0.12%		1.76%	1.68%	(0.45)%	$17,955	634%
Year Ended December 31, 2004	$27.36	0.18	(0.81)	(0.63)	(0.11)	—	(0.11)	$26.62	(2.31)%		1.95%	1.95%	0.73%	$10,781	743%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$19.53	(0.25)	2.41	2.16	—	—	—	$21.69	11.06	%(d)	3.06%	2.70%	(2.14)%	$957	281	%(d)
Year Ended July 31, 2009	$24.73	(0.28)	(4.92)	(5.20)	—	—	—	$19.53	(21.03)%		3.36%	2.64%	(1.81)%	$1,831	785%
Year Ended July 31, 2008	$30.15	(0.29)	(5.13)	(5.42)	—	—	—	$24.73	(17.98)%		2.82%	2.55%	(1.00)%	$570	383%
Year Ended July 31, 2007	$21.85	(0.23)	8.53	8.30	—	—	—	$30.15	37.99%		2.70%	2.56%	(0.83)%	$1,177	493%
January 1, 2006 through July 31, 2006	$25.64	(0.15)	(3.64)	(3.79)	—	—	—	$21.85	(14.78	)%(d)	2.66%	2.58%	(1.00)%	$523	170	%(d)
Year Ended December 31, 2005	$25.88	(0.36)	0.12	(0.24)	—	—	—	$25.64	(0.93)%		2.76%	2.68%	(1.45)%	$514	634%
Year Ended December 31, 2004	$26.85	(0.06)	(0.80)	(0.86)	(0.11)	—	(0.11)	$25.88	(3.21)%		2.91%	2.91%	(0.23)%	$3,449	743%

Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$10.64	0.18	(0.52)	(0.34)	(0.13)	—	(0.13)	$10.17	(3.35	)%(d)	2.69%	1.71%	3.32%	$1,421	679	%(d)
Year Ended July 31, 2009	$14.76	0.23	(4.23)	(4.00)	(0.12)	—	(0.12)	$10.64	(27.09)%		2.87%	1.77%	2.15%	$1,699	1,384%
Year Ended July 31, 2008	$31.42	0.37	(10.01)	(9.64)	(0.98)	(6.04)	(7.02)	$14.76	(38.06)%		1.84%	1.78%	1.40%	$4,091	237%
Year Ended July 31, 2007	$22.50	0.64	8.49	9.13	(0.21)	—	(0.21)	$31.42	40.71%		1.50%	1.50%	2.28%	$53,726	402%
January 1, 2006 through July 31, 2006	$17.97	0.38	4.15	4.53	—	—	—	$22.50	25.14	%(d)	1.63%	1.58%	3.08%	$8,695	593	%(d)
Year Ended December 31, 2005	$20.84	0.38	(2.66)	(2.28)	(0.59)	—	(0.59)	$17.97	(10.93)%		2.68%	1.68%	1.99%	$2,131	1,212%
Year Ended December 31, 2004	$17.04	0.22	3.71	3.93	(0.13)	—	(0.13)	$20.84	23.06%		1.92%	1.92%	1.15%	$7,727	1,252%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$10.17	0.13	(0.50)	(0.37)	(0.07)	—	(0.07)	$9.73	(3.71	)%(d)	3.68%	2.70%	2.33%	$155	679	%(d)
Year Ended July 31, 2009	$14.10	0.13	(4.06)	(3.93)	—	—	—	$10.17	(27.87)%		3.87%	2.77%	1.15%	$211	1,384%
Year Ended July 31, 2008	$29.72	0.14	(9.57)	(9.43)	(0.15)	(6.04)	(6.19)	$14.10	(38.62)%		2.84%	2.78%	0.40%	$286	237%
Year Ended July 31, 2007	$21.43	0.39	8.01	8.40	(0.11)	—	(0.11)	$29.72	39.26%		2.50%	2.50%	1.28%	$1,716	402%
January 1, 2006 through July 31, 2006	$17.21	0.26	3.96	4.22	—	—	—	$21.43	24.52	%(d)	2.63%	2.58%	2.08%	$1,945	593	%(d)
Year Ended December 31, 2005	$20.07	0.20	(2.59)	(2.39)	(0.47)	—	(0.47)	$17.21	(11.94)%		3.68%	2.68%	0.99%	$287	1,212%
Year Ended December 31, 2004	$16.58	0.04	3.58	3.62	(0.13)	—	(0.13)	$20.07	21.83%		2.92%	2.92%	0.15%	$2,009	1,252%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	Amount is less than 0.005%.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Utilities UltraSector ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$15.15	0.07	0.71		0.78	(0.09)	—	(0.09)	$15.84	5.07	%(d)	1.98%	1.84%	0.82%	$9,933	721	%(d)
Year Ended July 31, 2009	$24.41	0.22	(9.06)		(8.84)	(0.42)	—	(0.42)	$15.15	(36.14)%		1.90%	1.86%	1.38%	$9,449	779%
Year Ended July 31, 2008	$24.96	0.37	(0.85)		(0.48)	(0.07)	—	(0.07)	$24.41	(1.97)%		1.62%	1.62%	1.37%	$29,165	595%
Year Ended July 31, 2007	$22.21	0.55	3.20		3.75	(0.30)	(0.70)	(1.00)	$24.96	17.04%		1.49%	1.49%	2.19%	$40,717	293%
January 1, 2006 through July 31, 2006	$19.86	0.21	2.14		2.35	—	—	—	$22.21	11.83	%(d)	1.61%	1.61%	1.74%	$81,230	261	%(d)
Year Ended December 31, 2005	$16.85	0.35	2.66		3.01	—	—	—	$19.86	17.86%		1.48%	1.48%	1.81%	$31,795	615%
Year Ended December 31, 2004	$12.87	0.19	3.91		4.10	(0.12)	—	(0.12)	$16.85	31.85%		1.89%	1.89%	1.30%	$14,316	1,001%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$14.49	(0.01)	0.67		0.66	—	—	—	$15.15	4.55	%(d)	2.97%	2.83%	(0.17)%	$1,140	721	%(d)
Year Ended July 31, 2009	$23.08	0.07	(8.55)		(8.48)	(0.11)	—	(0.11)	$14.49	(36.72)%		2.90%	2.86%	0.38%	$963	779%
Year Ended July 31, 2008	$23.78	0.12	(0.82)		(0.70)	—	—	—	$23.08	(2.94)%		2.62%	2.62%	0.37%	$3,054	595%
Year Ended July 31, 2007	$21.18	0.31	3.03		3.34	(0.04)	(0.70)	(0.74)	$23.78	15.85%		2.49%	2.49%	1.19%	$4,622	293%
January 1, 2006 through July 31, 2006	$19.05	0.09	2.04		2.13	—	—	—	$21.18	11.12	%(d)	2.61%	2.61%	0.74%	$12,292	261	%(d)
Year Ended December 31, 2005	$16.34	0.16	2.55		2.71	—	—	—	$19.05	16.65%		2.48%	2.48%	0.81%	$8,894	615%
Year Ended December 31, 2004	$12.62	0.05	3.79		3.84	(0.12)	—	(0.12)	$16.34	30.42%		2.89%	2.89%	0.30%	$5,754	1,001%

Short Oil & Gas ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$15.00	(0.13)	(1.23)		(1.36)	—	—	—	$13.64	(9.07	)%(d)	2.82%	1.91%	(1.86)%	$1,846	—
Year Ended July 31, 2009	$17.04	(0.13)	(0.79	)(e)	(0.92)	(1.12)	—	(1.12)	$15.00	(6.48)%		2.01%	1.66%	(0.71)%	$6,196	—
Year Ended July 31, 2008	$19.30	0.32	(2.25)		(1.93)	(0.33)	—	(0.33)	$17.04	(9.94)%		1.62%	1.57%	1.85%	$28,676	—
Year Ended July 31, 2007	$24.38	0.83	(4.39)		(3.56)	(1.52)	—	(1.52)	$19.30	(15.42)%		1.81%	1.74%	3.59%	$14,947	—
January 1, 2006 through July 31, 2006	$28.70	0.55	(4.87)		(4.32)	—	—	—	$24.38	(15.05	)%(d)	1.38%	1.38%	3.57%	$26,214	—
September 12, 2005 through December 31, 2005(f)	$30.00	0.19	0.63		0.82	(0.35)	(1.77)	(2.12)	$28.70	2.71	%(d)	1.92%	1.92%	2.00%	$6,458	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$15.57	(0.18)	(1.28)		(1.46)	—	—	—	$14.11	(9.31	)%(d)	3.45%	2.54%	(2.49)%	$69	—
Year Ended July 31, 2009	$17.19	(0.33)	(0.87	)(e)	(1.20)	(0.42)	—	(0.42)	$15.57	(7.39)%		3.01%	2.66%	(1.71)%	$32	—
Year Ended July 31, 2008	$19.32	0.15	(2.24)		(2.09)	(0.04)	—	(0.04)	$17.19	(10.79)%		2.62%	2.57%	0.85%	$2,602	—
Year Ended July 31, 2007	$24.25	0.60	(4.38)		(3.78)	(1.15)	—	(1.15)	$19.32	(16.25)%		2.81%	2.74%	2.59%	$606	—
January 1, 2006 through July 31, 2006	$28.71	0.39	(4.85)		(4.46)	—	—	—	$24.25	(15.53	)%(d)	2.38%	2.38%	2.57%	$5,632	—
September 12, 2005 through December 31, 2005(f)	$30.00	0.10	0.62		0.72	(0.24)	(1.77)	(2.01)	$28.71	2.39	%(d)	2.92%	2.92%	1.00%	$1,380	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
Short Precious Metals ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$10.81	(0.09)	(0.77	)(d)	(0.86)	—	—	—	$9.95	(7.96	)%(e)	2.11%	2.06	%(f)	(2.01)%	$14,559	—
Year Ended July 31, 2009	$18.55	(0.19)	(7.24)		(7.43)	(0.31)	—	(0.31)	$10.81	(40.60)%		1.86%	1.86%		(1.19)%	$7,640	—
Year Ended July 31, 2008	$25.93	0.39	(6.05)		(5.66)	(1.72)	—	(1.72)	$18.55	(22.30)%		1.55%	1.55%		2.00%	$31,869	—
Year Ended July 31, 2007	$28.10	1.13	(2.93)		(1.80)	(0.37)	—	(0.37)	$25.93	(6.47)%		1.41%	1.41%		3.95%	$9,546	—
January 9, 2006 through July 31, 2006(g)	$30.00	0.52	(2.42)		(1.90)	—	—	—	$28.10	(6.33	)%(e)	1.81%	1.81%		3.23%	$25,326	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$11.71	(0.15)	(0.83	)(d)	(0.98)	—	—	—	$10.73	(8.37	)%(e)	3.11%	3.06	%(f)	(3.01)%	$833	—
Year Ended July 31, 2009	$19.87	(0.36)	(7.80)		(8.16)	—	—	—	$11.71	(41.07)%		2.86%	2.86%		(2.19)%	$579	—
Year Ended July 31, 2008	$25.85	0.18	(6.16)		(5.98)	—	—	—	$19.87	(23.13)%		2.55%	2.55%		1.00%	$582	—
Year Ended July 31, 2007	$27.93	0.84	(2.92)		(2.08)	—	—	—	$25.85	(7.45)%		2.41%	2.41%		2.95%	$630	—
January 9, 2006 through July 31, 2006(g)	$30.00	0.36	(2.43)		(2.07)	—	—	—	$27.93	(6.90	)%(e)	2.81%	2.81%		2.23%	$4,607	—

Short Real Estate ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$15.96	(0.12)	(3.83)		(3.95)	—	(0.02)	(0.02)	$11.99	(24.74	)%(e)	2.00%	2.00	%(f)	(1.95)%	$20,040	—
Year Ended July 31, 2009	$25.98	(0.23)	(7.85)		(8.08)	—	(1.94)	(1.94)	$15.96	(33.86)%		1.68%	1.68%		(0.94)%	$27,945	—
Year Ended July 31, 2008	$26.92	0.55	(0.57)		(0.02)	(0.92)	—	(0.92)	$25.98	(0.17)%		1.53%	1.53%		2.08%	$78,191	—
Year Ended July 31, 2007	$26.37	0.89	0.56		1.45	(0.90)	—	(0.90)	$26.92	6.16%		1.49%	1.49%		3.78%	$126,197	—
January 1, 2006 through July 31, 2006	$30.02	0.56	(4.21)		(3.65)	—	—	—	$26.37	(12.16	)%(e)	1.39%	1.39%		3.48%	$98,834	—
September 12, 2005 through December 31, 2005(g)	$30.00	0.23	(0.06)		0.17	(0.15)	—	(0.15)	$30.02	0.55	%(e)	1.63%	1.63%		2.37%	$56,929	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$15.71	(0.19)	(3.76)		(3.95)	—	(0.02)	(0.02)	$11.74	(25.13	)%(e)	2.99%	2.99	%(f)	(2.94)%	$1,576	—
Year Ended July 31, 2009	$25.84	(0.47)	(7.72)		(8.19)	—	(1.94)	(1.94)	$15.71	(34.49)%		2.67%	2.67%		(1.93)%	$1,202	—
Year Ended July 31, 2008	$26.80	0.28	(0.56)		(0.28)	(0.68)	—	(0.68)	$25.84	(1.14)%		2.53%	2.53%		1.08%	$6,447	—
Year Ended July 31, 2007	$26.23	0.66	0.56		1.22	(0.65)	—	(0.65)	$26.80	5.12%		2.49%	2.49%		2.78%	$18,037	—
January 1, 2006 through July 31, 2006	$30.03	0.40	(4.20)		(3.80)	—	—	—	$26.23	(12.65	)%(e)	2.39%	2.39%		2.48%	$7,493	—
September 12, 2005 through December 31, 2005(g)	$30.00	0.13	(0.05)		0.08	(0.05)	—	(0.05)	$30.03	0.26	%(e)	2.63%	2.63%		1.37%	$5,102	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(g)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
U.S. Government Plus ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$33.61	0.17		(1.55	)(d)	(1.38)	(0.20)	—	(0.20)	$32.03	(4.11	)%(e)	1.73%	1.73	%(f)	1.02%	$45,463	2,308	%(e)
Year Ended July 31, 2009	$31.78	0.57		1.60	(d)	2.17	(0.34)	—	(0.34)	$33.61	6.71%		1.34%	1.34%		1.66%	$29,648	1,755%
Year Ended July 31, 2008	$30.22	0.87		2.06		2.93	(0.83)	(0.54)	(1.37)	$31.78	9.74%		1.25%	1.25%		2.76%	$16,362	1,104%
Year Ended July 31, 2007	$29.45	1.14		0.76		1.90	(1.13)	—	(1.13)	$30.22	6.47%		1.22%	1.22%		3.72%	$60,988	1,124%
January 1, 2006 through July 31, 2006	$33.56	0.65		(4.12)		(3.47)	(0.64)	—	(0.64)	$29.45	(10.35	)%(e)	1.21%	1.19%		3.69%	$60,862	924	%(e)
Year Ended December 31, 2005	$31.63	0.93		1.94		2.87	(0.94)	—	(0.94)	$33.56	9.12%		1.23%	1.23%		2.79%	$60,810	3,724%
Year Ended December 31, 2004	$31.33	0.86		1.82		2.68	(0.92)	(1.46)	(2.38)	$31.63	8.78%		1.20%	1.20%		2.72%	$24,088	4,947%
Service Class
Six Months Ended January 31, 2010 (unaudited)	$33.41	—	(g)	(1.51	)(d)	(1.51)	(0.05)	—	(0.05)	$31.85	(4.52	)%(e)	2.73%	2.73	%(f)	0.02%	$40,785	2,308	%(e)
Year Ended July 31, 2009	$31.63	0.21		1.61	(d)	1.82	(0.04)	—	(0.04)	$33.41	5.74%		2.34%	2.34%		0.66%	$3,331	1,755%
Year Ended July 31, 2008	$30.09	0.55		2.04		2.59	(0.51)	(0.54)	(1.05)	$31.63	8.63%		2.25%	2.25%		1.76%	$5,439	1,104%
Year Ended July 31, 2007	$29.34	0.83		0.74		1.57	(0.82)	—	(0.82)	$30.09	5.36%		2.22%	2.22%		2.72%	$15,522	1,124%
January 1, 2006 through July 31, 2006	$33.42	0.47		(4.09)		(3.62)	(0.46)	—	(0.46)	$29.34	(10.85	)%(e)	2.21%	2.19%		2.69%	$8,963	924	%(e)
Year Ended December 31, 2005	$31.52	0.60		1.93		2.53	(0.63)	—	(0.63)	$33.42	8.06%		2.23%	2.23%		1.79%	$18,580	3,724%
Year Ended December 31, 2004	$31.33	0.54		1.81		2.35	(0.70)	(1.46)	(2.16)	$31.52	7.67%		2.20%	2.20%		1.72%	$5,239	4,947%
Class A
Six Months Ended January 31, 2010 (unaudited)	$33.65	0.14		(1.49	)(d)	(1.35)	(0.20)	—	(0.20)	$32.10	(4.06	)%(e)	1.90%	1.90	%(f)	0.85%	$1	2,308	%(e)
Year Ended July 31, 2009	$31.80	0.49		1.58	(d)	2.07	(0.22)	—	(0.22)	$33.65	6.45%		1.59%	1.59%		1.41%	$54	1,755%
Year Ended July 31, 2008	$30.22	0.79		2.07		2.86	(0.74)	(0.54)	(1.28)	$31.80	9.51%		1.50%	1.50%		2.51%	$91	1,104%
March 22, 2007 through July 31, 2007(h)	$30.95	0.38		(0.73)		(0.35)	(0.38)	—	(0.38)	$30.22	(1.13	)%(e)	1.52%	1.52%		3.53%	$45	1,124	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(g)	Amount is less than $0.005.
(h)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Rising Rates Opportunity 10 ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$24.53	(0.20)	(0.27)	(0.47)	—	—	—	$24.06	(1.88	)%(d)	1.68%	1.68%	(1.62)%	$56,321	650	%(d),(e)
Year Ended July 31, 2009	$27.49	(0.31)	(2.62)	(2.93)	(0.03)	—	(0.03)	$24.53	(10.67)%		1.63%	1.63%	(1.26)%	$63,256	—
Year Ended July 31, 2008	$31.64	0.30	(2.52)	(2.22)	(1.93)	—	(1.93)	$27.49	(7.24)%		1.72%	1.72%	1.07%	$35,028	—
Year Ended July 31, 2007	$31.58	1.14	(0.85)	0.29	(0.23)	—	(0.23)	$31.64	0.93%		1.58%	1.58%	3.66%	$13,194	—
January 1, 2006 through July 31, 2006	$29.73	0.57	1.28	1.85	—	—	—	$31.58	6.22	%(d)	1.46%	1.46%	3.18%	$11,975	—
January 10, 2005 through December 31, 2005(f)	$30.00	0.43	(0.38)	0.05	(0.32)	—	(0.32)	$29.73	0.16	%(d)	1.74%	1.74%	1.49%	$12,314	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$25.32	(0.32)	(0.29)	(0.61)	—	—	—	$24.71	(2.37	)%(d)	2.68%	2.68%	(2.62)%	$1,739	650	%(d),(e)
Year Ended July 31, 2009	$28.62	(0.58)	(2.72)	(3.30)	—	—	—	$25.32	(11.53)%		2.63%	2.63%	(2.26)%	$244	—
Year Ended July 31, 2008	$31.30	0.01	(2.55)	(2.54)	(0.14)	—	(0.14)	$28.62	(8.16)%		2.72%	2.72%	0.07%	$6,006	—
Year Ended July 31, 2007	$31.45	0.83	(0.86)	(0.03)	(0.12)	—	(0.12)	$31.30	(0.06)%		2.58%	2.58%	2.66%	$250	—
January 1, 2006 through July 31, 2006	$29.77	0.39	1.29	1.68	—	—	—	$31.45	5.64	%(d)	2.46%	2.46%	2.18%	$839	—
January 10, 2005 through December 31, 2005(f)	$30.00	0.14	(0.37)	(0.23)	—	—	—	$29.77	(0.77	)%(d)	2.74%	2.74%	0.49%	$1,205	—
Class A
Six Months Ended January 31, 2010 (unaudited)	$25.84	(0.22)	(0.29)	(0.51)	—	—	—	$25.33	(1.97	)%(d)	1.88%	1.88%	(1.82)%	$1	650	%(d),(e)
Year Ended July 31, 2009	$29.02	(0.38)	(2.80)	(3.18)	— (g)	—	— (g)	$25.84	(10.95)%		1.88%	1.88%	(1.51)%	$1	—
Year Ended July 31, 2008	$31.64	0.23	(2.62)	(2.39)	(0.23)	—	(0.23)	$29.02	(7.58)%		1.97%	1.97%	0.82%	$1	—
March 22, 2007 through July 31, 2007(f)	$31.00	0.35	0.29	0.64	—	—	—	$31.64	2.06	%(d)	2.10%	2.10%	3.10%	$1	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that includes the purchase of equity securities.
(f)	Commencement of operations
(g)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
Rising Rates Opportunity ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$14.50	(0.11)	(0.09)	(0.20)	—	—	—	$14.30	(1.31	)%(d)	1.54%	1.54%		(1.48)%	$212,245	650	%(d),(e)
Year Ended July 31, 2009	$17.87	(0.17)	(3.12)	(3.29)	(0.08)	—	(0.08)	$14.50	(18.26)%		1.64%	1.64%		(1.16)%	$205,547	—
Year Ended July 31, 2008	$20.42	0.35	(2.17)	(1.82)	(0.73)	—	(0.73)	$17.87	(9.04)%		1.51%	1.51%		1.87%	$176,917	—
Year Ended July 31, 2007	$21.92	0.78	(0.92)	(0.14)	(1.36)	—	(1.36)	$20.42	(0.40)%		1.46%	1.46%		3.79%	$147,556	—
January 1, 2006 through July 31, 2006	$19.12	0.40	2.40	2.80	—	—	—	$21.92	14.64	%(d)	1.43%	1.43%		3.26%	$353,592	—
Year Ended December 31, 2005	$21.09	0.32	(1.91)	(1.59)	(0.38)	—	(0.38)	$19.12	(7.53)%		1.43%	1.43%		1.64%	$369,835	—
Year Ended December 31, 2004	$23.65	(0.02)	(2.54)	(2.56)	—	—	—	$21.09	(10.82)%		1.42%	1.42%		(0.09)%	$623,000	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$14.20	(0.18)	(0.09)	(0.27)	—	—	—	$13.93	(1.83	)%(d)	2.54%	2.54%		(2.48)%	$10,607	650	%(d),(e)
Year Ended July 31, 2009	$17.56	(0.31)	(3.05)	(3.36)	—	—	—	$14.20	(19.13)%		2.64%	2.64%		(2.16)%	$9,571	—
Year Ended July 31, 2008	$19.90	0.17	(2.13)	(1.96)	(0.38)	—	(0.38)	$17.56	(9.93)%		2.51%	2.51%		0.87%	$9,456	—
Year Ended July 31, 2007	$21.37	0.58	(0.92)	(0.34)	(1.13)	—	(1.13)	$19.90	(1.43)%		2.46%	2.46%		2.79%	$12,920	—
January 1, 2006 through July 31, 2006	$18.75	0.28	2.34	2.62	—	—	—	$21.37	13.97	%(d)	2.43%	2.43%		2.26%	$38,900	—
Year Ended December 31, 2005	$20.63	0.13	(1.87)	(1.74)	(0.14)	—	(0.14)	$18.75	(8.44)%		2.43%	2.43%		0.64%	$34,335	—
Year Ended December 31, 2004	$23.37	(0.24)	(2.50)	(2.74)	—	—	—	$20.63	(11.72)%		2.42%	2.42%		(1.09)%	$59,352	—
Class A
Six Months Ended January 31, 2010 (unaudited)	$14.83	(0.11)	(0.10)	(0.21)	—	—	—	$14.62	(1.42	)%(d)	1.56%	1.56%		(1.50)%	$1	650	%(d),(e)
Year Ended July 31, 2009	$18.31	(0.21)	(3.20)	(3.41)	(0.07)	—	(0.07)	$14.83	(18.52)%		1.89%	1.89%		(1.41)%	$1	—
Year Ended July 31, 2008	$20.40	0.30	(2.20)	(1.90)	(0.19)	—	(0.19)	$18.31	(9.37)%		1.76%	1.76%		1.62%	$1	—
March 22, 2007 through July 31, 2007(f)	$19.79	0.25	0.36	0.61	—	—	—	$20.40	3.08	%(d)	1.78%	1.78%		3.42%	$1	—

Rising U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$27.59	(0.21)	0.25	0.04	—	(0.11)	(0.11)	$27.52	0.16	%(d)	1.59%	1.58	%(g)	(1.52)%	$91,490	650	%(d),(e)
Year Ended July 31, 2009	$26.94	(0.23)	0.89 (h)	0.66	—	(0.01)	(0.01)	$27.59	2.44%		1.70%	1.58%		(0.78)%	$12,468	—
Year Ended July 31, 2008	$30.25	0.50	(2.96)	(2.46)	(0.85)	—	(0.85)	$26.94	(8.28)%		1.71%	1.51%		1.78%	$20,034	—
Year Ended July 31, 2007	$31.47	1.17	(1.24)	(0.07)	(1.15)	—	(1.15)	$30.25	(0.26)%		1.76%	1.48%		3.74%	$10,757	—
January 1, 2006 through July 31, 2006	$32.74	0.57	(1.84)	(1.27)	—	—	—	$31.47	(3.85	)%(d)	1.68%	1.68%		3.07%	$25,034	—
February 17, 2005 through December 31, 2005(f)	$30.00	0.57	2.62	3.19	(0.25)	(0.20)	(0.45)	$32.74	10.60	%(d)	1.44%	1.37%		2.05%	$59,147	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$27.15	(0.34)	0.24	(0.10)	—	(0.11)	(0.11)	$26.94	(0.36	)%(d)	2.59%	2.58	%(g)	(2.52)%	$3,506	650	%(d),(e)
Year Ended July 31, 2009	$26.76	(0.52)	0.92 (h)	0.40	—	(0.01)	(0.01)	$27.15	1.49%		2.70%	2.58%		(1.78)%	$5,463	—
Year Ended July 31, 2008	$30.05	0.22	(2.96)	(2.74)	(0.55)	—	(0.55)	$26.76	(9.21)%		2.71%	2.51%		0.78%	$7,690	—
Year Ended July 31, 2007	$31.28	0.86	(1.22)	(0.36)	(0.87)	—	(0.87)	$30.05	(1.18)%		2.76%	2.48%		2.74%	$2,146	—
January 1, 2006 through July 31, 2006	$32.71	0.38	(1.81)	(1.43)	—	—	—	$31.28	(4.37	)%(d)	2.68%	2.68%		2.07%	$2,572	—
February 17, 2005 through December 31, 2005(f)	$30.00	0.30	2.61	2.91	—	(0.20)	(0.20)	$32.71	9.69	%(d)	2.44%	2.37%		1.05%	$443	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that includes the purchase of equity securities.
(f)	Commencement of operations
(g)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(h)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Falling U.S. Dollar ProFund	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Investor Class
Six Months Ended January 31, 2010 (unaudited)	$27.41	(0.23)	(0.37)	(0.60)	—	—	—	$26.81	(2.19	)%(d)	1.68%	1.68%	(1.64)%	$16,011	—
Year Ended July 31, 2009	$31.36	(0.38)	(2.02)	(2.40)	(1.55)	—	(1.55)	$27.41	(7.51)%		1.88%	1.88%	(1.40)%	$40,733	—
Year Ended July 31, 2008	$30.31	0.69	2.85	3.54	(0.43)	(2.06)	(2.49)	$31.36	12.23%		1.49%	1.49%	2.20%	$33,443	—
Year Ended July 31, 2007	$29.18	1.12	1.00	2.12	(0.99)	—	(0.99)	$30.31	7.41%		1.43%	1.43%	3.80%	$100,038	—
January 1, 2006 through July 31, 2006	$27.21	0.55	1.42	1.97	—	—	—	$29.18	7.24	%(d)	1.50%	1.50%	3.29%	$84,232	—
February 17, 2005 through December 31, 2005(e)	$30.00	0.39	(2.83)	(2.44)	(0.35)	—	(0.35)	$27.21	(8.14	)%(d)	2.13%	1.88%	1.59%	$16,645	—
Service Class
Six Months Ended January 31, 2010 (unaudited)	$27.45	(0.37)	(0.37)	(0.74)	—	—	—	$26.71	(2.66	)%(d)	2.68%	2.68%	(2.64)%	$1,528	—
Year Ended July 31, 2009	$31.15	(0.65)	(2.01)	(2.66)	(1.04)	—	(1.04)	$27.45	(8.42)%		2.88%	2.88%	(2.40)%	$971	—
Year Ended July 31, 2008	$30.09	0.38	2.83	3.21	(0.09)	(2.06)	(2.15)	$31.15	11.07%		2.49%	2.49%	1.20%	$1,782	—
Year Ended July 31, 2007	$28.94	0.83	0.98	1.81	(0.66)	—	(0.66)	$30.09	6.35%		2.43%	2.43%	2.80%	$4,156	—
January 1, 2006 through July 31, 2006	$27.15	0.38	1.41	1.79	—	—	—	$28.94	6.59	%(d)	2.50%	2.50%	2.29%	$3,487	—
February 17, 2005 through December 31, 2005(e)	$30.00	0.16	(2.83)	(2.67)	(0.18)	—	(0.18)	$27.15	(8.90	)%(d)	3.13%	2.88%	0.59%	$3,607	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Notes to Financial Statements

January 31, 2010

(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund (except U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund) offers two classes of shares: the Investor Class and the Service Class. The U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund offer three classes of shares: the Investor Class, Service Class and Class A.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan, voting rights on matters affecting a single class of shares and sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price. Certain purchases of Class A shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds. However, based on experience, the ProFunds expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less may be valued at amortized cost, which approximates market value.

Derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2010

(unaudited)

Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of the valuations as of January 31, 2010, based upon the three levels defined above, is included in each ProFund’s Schedule of Portfolio Investments.

Repurchase Agreements

The ProFunds will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds is monitored by the Advisor. Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund holds a pro rata share of the collateral and interest income based on the upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend and is shown as an expense in the Statement of Operations and included in the expense ratio, as applicable. To borrow the security, a ProFund also may be required to pay a premium, which would increase the cost of the security sold. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The ProFunds will segregate cash or liquid instruments with the custodian or designate collateral for such securities sold short.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of January 31, 2010, there were no short sale transactions.

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2010

(unaudited)

When-Issued Securities

Each ProFund may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund’s records.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund’s investment objective.

All open derivative positions at period end are reflected on each respective ProFund’s Schedule of Portfolio Investments, and the notional amount (contract value for forward currency contracts) of these open positions relative to each ProFund’s net assets is generally representative of the notional amount/contract value of open poisitons to net assets throughout the reporting period for each representative ProFund. The volume associated with derivative positions varies on a daily basis as each ProFund transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount/contract value, in comparison to net assets consistent with each ProFund’s investment objective. The following is a description of the derivative instruments utilized by the ProFunds, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds may purchase or sell stock index futures contracts or bond futures contracts and options thereon. The ProFunds use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statements of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to foreign currency denominated futures contracts) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2010

(unaudited)

are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of January 31, 2010 are exchange traded.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of January 31, 2010, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFunds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

Swap Agreements

The ProFunds may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund. The ProFunds use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2010

(unaudited)

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated tri-party account by the ProFund’s custodian. When a ProFund is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund is a payer of the return, the ProFund pays the return of the index or specified assets plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements.”

The Trust, on behalf of a ProFund, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statements of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Portfolio Investments, reflect the extent of the total investment exposure each ProFund has under the swap agreement which may exceed the net asset value of the ProFund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund bears the counterparty risk, i.e. risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of the period end is disclosed in the swap tables included in the Schedules of Portfolio Investments. A ProFund will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at January 31, 2010 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund is entitled to pay or receive the “unrealized gain or loss” amount.

The ProFund, as applicable, collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2010

(unaudited)

Summary of Derivative Instruments

The following is a summary of the fair value of Derivative Instruments as of January 31, 2010:

		Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Fund	Statements of Assets and Liabilities Location	Total Fair Value*	Statements of Assets and Liabilities Location	Total Fair Value*
Equity Contracts	Bull ProFund	Securities, at value**, variation margin on futures contracts and unrealized gain on swap agreements	$—	Variation margin on futures contracts and unrealized loss on swap agreements	$325,923
	Mid-Cap ProFund		5,024		347,758
	Small-Cap ProFund		—		520,843
	NASDAQ-100 ProFund		—		565,677
	Europe 30 ProFund		—		2,377
	UltraBull ProFund		—		2,015,179
	UltraMid-Cap ProFund		10,766		910,373
	UltraSmall-Cap ProFund		—		1,580,687
	UltraDow 30 ProFund		—		768,473
	UltraNASDAQ-100 ProFund		—		7,876,183
	UltraInternational ProFund		—		1,026,028
	UltraEmerging Markets ProFund		—		1,759,554
	UltraLatin America ProFund		—		1,559,583
	UltraChina ProFund		—		478,120
	UltraJapan ProFund		118,809		39,982
	Bear ProFund		1,183,849		—
	Short Small-Cap ProFund		216,228		—
	Short NASDAQ-100 ProFund		438,083		—
	UltraBear ProFund		1,969,286		—
	UltraShort Mid-Cap ProFund		137,459		—
	UltraShort Small-Cap ProFund		519,740		—
	UltraShort Dow 30 ProFund		198,038		—
	UltraShort NASDAQ-100 ProFund		1,499,038		—
	UltraShort International ProFund		430,333		—
	UltraShort Emerging Markets ProFund		636,525		—
	UltraShort Latin America ProFund		236,902		—
	UltraShort China ProFund		167,999		—
	UltraShort Japan ProFund		767,293		—
	Banks UltraSector ProFund		16,934		4,587
	Basic Materials UltraSector ProFund		—		2,138,124
	Biotechnology UltraSector ProFund		—		5,030
	Consumer Goods UltraSector ProFund		—		7,370
	Consumer Services UltraSector ProFund		—		21,219
	Financials UltraSector ProFund		—		59,046
	Health Care UltraSector ProFund		—		81,513
	Industrials UltraSector ProFund		—		185,248
	Internet UltraSector ProFund		—		530,137
	Mobile Telecommunications UltraSector ProFund		—		161,634
	Oil & Gas UltraSector ProFund		—		1,234,170
	Oil Equipment, Services & Distribution UltraSector ProFund		—		671,515
	Pharmaceuticals UltraSector ProFund		—		42,473
	Precious Metals UltraSector ProFund		—		6,883,969
	Real Estate UltraSector ProFund		—		124,809
	Semiconductor UltraSector ProFund		—		737,553
	Technology UltraSector ProFund		—		696,904
	Telecommunications UltraSector ProFund		—		33,676
	Utilities UltraSector ProFund		—		204,304
	Short Oil & Gas ProFund		59,500		—
	Short Precious Metals ProFund		607,346		—
	Short Real Estate ProFund		152,333		—

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2010

(unaudited)

		Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Fund	Statements of Assets and Liabilities Location	Total Fair Value*	Statements of Assets and Liabilities Location	Total Fair Value*
Foreign Exchange Contracts	Rising U.S. Dollar ProFund	Variation margin on futures contracts and unrealized appreciation on forward currency contracts	$979,782	Variation margin on futures contracts and unrealized depreciation on forward currency contracts	$—
	Falling U.S. Dollar ProFund		2,480		269,349

Interest Rate Contracts	U.S. Government Plus ProFund	Securities, at value** and unrealized gain on swap agreements	341,321	Variation margin on futures contracts and unrealized loss on swap agreements	—
	Rising Rates Opportunity 10 ProFund		477		143,600
	Rising Rates Opportunity ProFund		1,909		2,997,158

*	Total Fair Value is presented by Primary Risk Exposure. For swap agreements and forward currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives). For purchased options, the amounts represent the market value of the investments. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Variation Margin on Futures Contracts.
**	For options purchased.

The following is the effect of Derivative Instruments on the Statements of Operations for the period ended January 31, 2010:

Primary Risk Exposure	Fund	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity Contracts	Bull ProFund	Net realized gains (losses) on investment securities*, futures contracts and swap agreements/change in unrealized appreciation/depreciation on investments	$(653,397)	$(450,348)
	Mid-Cap ProFund		(661,022)	(398,953)
	Small-Cap ProFund		(1,292,969)	(620,726)
	NASDAQ-100 ProFund		1,933,724	(429,026)
	Europe 30 ProFund		29,122	(2,377)
	UltraBull ProFund		13,632,567	(5,560,065)
	UltraMid-Cap ProFund		3,937,491	(1,063,086)
	UltraSmall-Cap ProFund		2,677,742	(1,750,259)
	UltraDow 30 ProFund		2,338,837	(843,282)
	UltraNASDAQ-100 ProFund		19,190,516	(7,315,683)
	UltraInternational ProFund		3,710,914	(1,707,413)
	UltraEmerging Markets ProFund		4,172,876	(1,622,708)
	UltraLatin America ProFund		5,230,060	(1,332,697)
	UltraChina ProFund		(4,429,928)	856,590
	UltraJapan ProFund		(782,067)	(3,370,280)
	Bear ProFund		(12,585,047)	3,623,840
	Short Small-Cap ProFund		(6,299,715)	397,062
	Short NASDAQ-100 ProFund		(3,090,580)	435,505
	UltraBear ProFund		(34,881,656)	3,998,986
	UltraShort Mid-Cap ProFund		(2,497,570)	267,673
	UltraShort Small-Cap ProFund		(11,633,313)	938,553
	UltraShort Dow 30 ProFund		(2,510,388)	477,149
	UltraShort NASDAQ-100 ProFund		(12,352,230)	1,893,452
	UltraShort International ProFund		(2,879,908)	1,222,128
	UltraShort Emerging Markets ProFund		(2,478,857)	1,095,984
	UltraShort Latin America ProFund		(5,153,566)	924,193
	UltraShort China ProFund		(658,284)	338,776
	UltraShort Japan ProFund		(977,315)	915,685
	Banks UltraSector ProFund		1,131,736	(128,231)
	Basic Materials UltraSector ProFund		4,700,229	2,508,670
	Biotechnology UltraSector ProFund		(898,507)	172,709

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2010

(unaudited)

Primary Risk Exposure	Fund	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity Contracts	Consumer Goods UltraSector ProFund		$81,838	$(83,277)
	Consumer Services UltraSector ProFund		230,846	(37,666)
	Financials UltraSector ProFund		863,384	(140,749)
	Health Care UltraSector ProFund		770,578	(98,946)
	Industrials UltraSector ProFund		445,611	(222,487)
	Internet UltraSector ProFund		2,100,983	(378,642)
	Mobile Telecommunications UltraSector ProFund		(1,128,039)	198,916
	Oil & Gas UltraSector ProFund		2,599,418	(499,107)
	Oil Equipment, Services & Distribution UltraSector ProFund		1,775,518	(264,534)
	Pharmaceuticals UltraSector ProFund		500,268	1,102
	Precious Metals UltraSector ProFund		3,682,962	(6,085,497)
	Real Estate UltraSector ProFund		1,309,204	(180,311)
	Semiconductor UltraSector ProFund		(123,759)	(687,330)
	Technology UltraSector ProFund		847,922	(622,385)
	Telecommunications UltraSector ProFund		(24,784)	(55,726)
	Utilities UltraSector ProFund		591,811	(94,552)
	Short Oil & Gas ProFund		(808,010)	92,560
	Short Precious Metals ProFund		(1,061,353)	1,152,851
	Short Real Estate ProFund		(9,655,375)	1,556,392

Foreign Exchange Contracts	Rising U.S. Dollar ProFund	Net realized gains (losses) on futures contracts and forward currency contracts/change in net unrealized appreciation/depreciation on investments	(559,281)	1,288,853
	Falling U.S. Dollar ProFund		725,268	(866,393)

Interest Rate Contracts	U.S. Government Plus ProFund	Net realized gains (losses) on investment securities*, futures contracts and swap agreements/change in unrealized appreciation/ depreciation on investments	1,481,301	(462,441)
	Rising Rates Opportunity 10 ProFund		(1,519,084)	955,581
	Rising Rates Opportunity ProFund		(12,660,434)	10,990,284

*	For options purchased.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one ProFund, or jointly with an affiliate, are allocated among the respective ProFunds and/or affiliate based upon relative net assets or another reasonable basis.

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2010

(unaudited)

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability.

The Bull ProFund, Europe 30 ProFund, UltraBull ProFund, UltraNASDAQ-100 ProFund, Ultra Japan ProFund, Bear ProFund, UltraBear ProFund and UltraShort NASDAQ-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as “Fees paid indirectly.”

3.	Fees and Transactions with Affiliates

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund. The NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

In addition, subject to the condition that the aggregate daily net assets of ProFunds and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2010

(unaudited)

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. Deutsche Investment Management Americas, Inc. (“DIMA”) is the investment advisor to the Cash Management Portfolio in which the Money Market ProFund, another portfolio in the Trust, invests its assets. DIMA has committed to provide ProFunds Distributors, Inc. with additional resources to enhance the visibility and distribution of the Money Market ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the Money Market ProFund.

Under the Plan, Class A shares are authorized to pay a fee at an annual rate not to exceed 0.40% of each ProFund’s average daily net assets attributable to Class A shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of each ProFund’s average daily net assets attributable to Class A shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

The Distributor did not receive any commissions from the sale of Class A Shares of the ProFunds during the period ended January 31, 2010.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with the Access One and affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $82,500 ($165,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and affiliated Trusts for the period ended January 31, 2010. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses as follows:

	For the Period December 1, 2009 through November 30, 2010			For the Period December 1, 2008 through November 30, 2009
	Investor Class	Service Class	Class A	Investor Class	Service Class	Class A
Bull ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
Mid-Cap ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Small-Cap ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
NASDAQ-100 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Large-Cap Value ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Large-Cap Growth ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
Mid-Cap Value ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Mid-Cap Growth ProFund	1.95%	2.95%	N/A	1.68%	2.68%	N/A
Small-Cap Value ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2010

(unaudited)

	For the Period December 1, 2009 through November 30, 2010			For the Period December 1, 2008 through November 30, 2009
	Investor Class	Service Class	Class A	Investor Class	Service Class	Class A
Small-Cap Growth ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Europe 30 ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraBull ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraMid-Cap ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraSmall-Cap ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraDow 30 ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraNASDAQ-100 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraInternational ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraEmerging Markets ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraLatin America ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraChina ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraJapan ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
Bear ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Short Small-Cap ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
Short NASDAQ-100 ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
UltraBear ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Mid-Cap ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraShort Small-Cap ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraShort Dow 30 ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraShort NASDAQ-100 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort International ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Emerging Markets ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraShort Latin America ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
UltraShort China ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
UltraShort Japan ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Banks UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Basic Materials UltraSector ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
Biotechnology UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Consumer Goods UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Consumer Services UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Financials UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Health Care UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Industrials UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Internet UltraSector ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
Mobile Telecommunications UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Oil & Gas UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Oil Equipment, Services & Distribution UltraSector ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
Pharmaceuticals UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Precious Metals UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Real Estate UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Semiconductor UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Technology UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Telecommunications UltraSector ProFund	1.73%	2.73%	N/A	1.68%	2.68%	N/A
Utilities UltraSector ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
Short Oil & Gas ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
Short Precious Metals ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A
Short Real Estate ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
U.S. Government Plus ProFund	1.70%	2.70%	1.95%	1.70%	2.70%	1.95%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	2.20%	1.68%	2.68%	1.93%
Rising Rates Opportunity ProFund	1.95%	2.95%	2.20%	1.95%	2.95%	2.20%
Rising U.S. Dollar ProFund	1.95%	2.95%	N/A	1.68%	2.68%	N/A
Falling U.S. Dollar ProFund	1.73%	2.73%	N/A	1.95%	2.95%	N/A

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2010

(unaudited)

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statements of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of January 31, 2010, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 11/30/10	Expires 11/30/11	Expires 11/30/12	Expires 11/30/13	Total
Mid-Cap ProFund	$—	$41,798	$40,464	$—	$82,262
Small-Cap ProFund	—	47,048	118,183	2,691	167,922
Large-Cap Value ProFund	—	—	36,964	9,650	46,614
Large-Cap Growth ProFund	—	—	—	2,376	2,376
Mid-Cap Value ProFund	—	—	2,424	7,873	10,297
Mid-Cap Growth ProFund	—	—	—	307	307
Small-Cap Value ProFund	48,462	74,794	103,126	5,986	232,368
Small-Cap Growth ProFund	25,544	67,469	64,891	4,463	162,367
Europe 30 ProFund	—	4,488	—	—	4,488
UltraMid-Cap ProFund	—	—	—	1,484	1,484
UltraSmall-Cap ProFund	—	—	—	1,904	1,904
UltraInternational ProFund	—	—	—	1,644	1,644
UltraChina ProFund	—	12,244	—	5,316	17,560
UltraJapan ProFund	—	—	—	5,242	5,242
Bear ProFund	33,297	—	—	—	33,297
Short Small-Cap ProFund	—	—	150	—	150
Short NASDAQ-100 ProFund	19,375	—	19,211	1,202	39,788
UltraShort Mid-Cap ProFund	20,113	20,787	—	3,525	44,425
UltraShort Small-Cap ProFund	—	—	—	34,948	34,948
UltraShort Dow 30 ProFund	—	—	—	1,250	1,250
UltraShort International ProFund	—	—	2,570	61	2,631
UltraShort Emerging Markets ProFund	—	—	26,533	6,037	32,570
UltraShort Latin America ProFund	—	20,283	29,292	5,253	54,828
UltraShort China ProFund	—	21,291	46,350	11,282	78,923
UltraShort Japan ProFund	931	28,677	45,286	4,859	79,753
Banks UltraSector ProFund	34,627	40,263	39,002	7,360	121,252
Basic Materials UltraSector ProFund	—	—	—	3,059	3,059
Biotechnology UltraSector ProFund	291	18,779	—	—	19,070
Consumer Goods UltraSector ProFund	$42,657	$52,141	$48,571	$54,750	$198,119
Consumer Services UltraSector ProFund	51,387	46,132	39,608	9,314	146,441
Financials UltraSector ProFund	—	66,612	58,931	8,554	134,097
Health Care UltraSector ProFund	13,263	45,511	59,721	6,528	125,023
Industrials UltraSector ProFund	49,972	62,886	43,975	9,837	166,670
Internet UltraSector ProFund	—	—	—	543	543
Mobile Telecommunications UltraSector ProFund	—	33,000	34,358	5,062	72,420
Oil Equipment, Services & Distribution UltraSector ProFund	—	5,380	—	4,972	10,352
Pharmaceuticals UltraSector ProFund	8,879	37,807	38,519	5,249	90,454
Real Estate UltraSector ProFund	—	—	32,192	4,642	36,834
Semiconductor UltraSector ProFund	13,084	37,962	34,399	3,798	89,243
Technology UltraSector ProFund	29,294	47,823	62,874	7,409	147,400
Telecommunications UltraSector ProFund	—	10,873	38,344	12,420	61,637
Utilities UltraSector ProFund	—	—	9,950	4,471	14,421
Short Oil & Gas ProFund	—	37,029	32,544	7,353	76,926
Short Precious Metals ProFund	—	—	—	2,563	2,563
Rising U.S. Dollar ProFund	46,534	36,302	47,533	—	130,369

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2010

(unaudited)

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2010 were as follows:

	Purchases	Sales
Bull ProFund	$22,782,856	$20,715,036
Mid-Cap ProFund	8,745,349	6,189,216
Small-Cap ProFund	15,508,374	15,841,755
NASDAQ-100 ProFund	69,543,869	138,925,950
Large-Cap Value ProFund	69,079,079	71,111,782
Large-Cap Growth ProFund	40,514,147	50,612,545
Mid-Cap Value ProFund	91,197,088	80,348,818
Mid-Cap Growth ProFund	34,963,092	42,936,490
Small-Cap Value ProFund	49,392,805	65,023,757
Small-Cap Growth ProFund	36,368,726	40,696,695
Europe 30 ProFund	54,344,324	58,971,655
UltraBull ProFund	161,845,224	154,553,961
UltraMid-Cap ProFund	24,703,483	27,546,414
UltraSmall-Cap ProFund	4,430,467	4,249,255
UltraDow 30 ProFund	17,000,145	14,464,186
UltraNASDAQ-100 ProFund	22,407,355	28,269,261
UltraEmerging Markets ProFund	42,019,341	29,507,200
UltraLatin America ProFund	58,432,836	48,341,398
UltraChina ProFund	42,601,209	61,104,114
Banks UltraSector ProFund	42,449,625	46,439,170
Basic Materials UltraSector ProFund	40,966,633	45,347,564
Biotechnology UltraSector ProFund	51,781,193	51,369,376
Consumer Goods UltraSector ProFund	14,174,582	16,932,059
Consumer Services UltraSector ProFund	4,106,398	4,280,230
Financials UltraSector ProFund	14,355,598	15,201,838
Health Care UltraSector ProFund	16,608,319	16,463,866
Industrials UltraSector ProFund	15,725,222	11,488,042
Internet UltraSector ProFund	69,200,823	70,872,116
Mobile Telecommunications UltraSector ProFund	19,614,351	18,567,866
Oil & Gas UltraSector ProFund	1,386,237	6,633,264
Oil Equipment, Services & Distribution UltraSector ProFund	40,007,030	45,281,402
Pharmaceuticals UltraSector ProFund	14,622,637	17,195,907
Real Estate UltraSector ProFund	$22,037,044	$19,126,630
Semiconductor UltraSector ProFund	37,706,817	40,705,303
Technology UltraSector ProFund	29,089,262	30,489,930
Telecommunications UltraSector ProFund	11,156,228	11,184,966
Utilities UltraSector ProFund	49,390,508	49,414,632

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2010 were as follows:

	Purchases	Sales
Bear ProFund	$22,029,732	$22,039,224
UltraBear ProFund	12,173,145	12,178,390
UltraShort Small-Cap ProFund	6,392,222	6,394,977
UltraShort NASDAQ-100 ProFund	7,154,103	7,157,186
Precious Metals UltraSector ProFund	20,646,579	20,655,475
Rising Rates Opportunity 10 ProFund	25,164,015	25,174,858
Rising Rates Opportunity ProFund	66,715,454	66,744,201
Rising U.S. Dollar ProFund	23,517,594	25,527,727
U.S. Government Plus ProFund	560,001,134	505,718,952

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2010

(unaudited)

5.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund will be more susceptible to risks associated with that concentration than a ProFund that is more diversified. With respect to the UltraSector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark index. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedules of Portfolio Investments include information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ ability to meet their daily investment objective on that day. Each ProFund seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund’s daily investment objective.

Certain ProFunds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds. The ProFunds structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds employ leverage to the extent that the ProFunds’ exposure to the markets exceed the net assets of the ProFund, all of the ProFunds may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

Please refer to the Prospectus and the Statement of Additional Information, which is unaudited, for additional description of the risks associated with the ProFunds, including graphs which illustrate the impact of leverage and index volatility on Fund performance.

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2010

(unaudited)

6.	Federal Income Tax Information

As of the latest tax year end for each ProFund, as noted below, the following ProFunds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Expires 2014	Expires 2015	Expires 2016	Expires 2017	Total

December 31 tax year end ProFunds
Bull ProFund	$—	$14,135,047	$5,754,932	$—	$—	$—	$7,254,455	$32,813,603	$59,958,037
Europe 30 ProFund	—	—	—	—	—	—	2,424,273	1,126,888	3,551,161
UltraBull ProFund	40,128,771	—	—	—	—	—	72,977,556	21,680,120	134,786,447
UltraNASDAQ-100 ProFund	463,333,932	100,222,717	—	26,502,881	46,825,810	14,838,793	229,553,000	—	881,277,133
UltraJapan ProFund	—	—	—	—	28,858,476	19,441,046	58,133,440	—	106,432,962
Bear ProFund	—	—	—	—	—	—	—	29,734,887	29,734,887
UltraBear ProFund	—	—	—	—	9,327,306	28,548,861	—	95,770,801	133,646,968
UltraShort NASDAQ-100 ProFund	—	91,148,174	54,766,192	21,312,254	40,417,926	54,052,522	—	56,065,314	317,762,382

October 31 tax year end ProFunds
Mid-Cap ProFund	—	—	—	—	—	—	471,283	—	471,283
Small-Cap ProFund	—	—	—	—	—	—	11,755,668	18,202,318	29,957,986
NASDAQ-100 ProFund	—	—	—	—	—	—	—	—	—
Large-Cap Value ProFund	—	—	—	—	—	—	—	—	—
Large-Cap Growth ProFund	—	—	—	—	—	725,763	5,158,324	15,846	5,899,933
Mid-Cap Value ProFund	—	—	—	—	—	—	955,878	1,865,221	2,821,099
Mid-Cap Growth ProFund	—	—	—	—	—	—	15,979,198	834,343	16,813,541
Small-Cap Value ProFund	—	—	—	—	—	—	—	34,511,893	34,511,893
Small-Cap Growth ProFund	—	—	—	—	—	—	839,241	4,950,338	5,789,579
UltraMid-Cap ProFund	297,357	4,387,266	2,891,942	—	—	—	37,058,022	—	44,634,587
UltraSmall-Cap ProFund	—	—	—	—	—	—	53,588,173	8,639,927	62,228,100
UltraDow 30 ProFund	—	—	—	—	—	—	22,053,284	2,433,764	24,487,048
UltraInternational ProFund	—	—	—	—	—	—	22,084,405	—	22,084,405
UltraEmerging Markets ProFund	—	—	—	—	—	—	229,807,828	—	229,807,828
UltraLatin America ProFund	—	—	—	—	—	—	9,924,673	—	9,924,673
UltraChina ProFund	—	—	—	—	—	—	2,707,772	—	2,707,772
Short Small-Cap ProFund	—	11,229,869	13,609,742	5,119,102	12,406,054	4,131,511	—	14,298,494	60,794,772
Short NASDAQ-100 ProFund	—	8,928,878	11,685,825	2,037,409	2,959,743	4,938,350	—	3,058,900	33,609,105
UltraShort Mid-Cap ProFund	—	—	—	—	—	3,559,632	—	12,184,360	15,743,992
UltraShort Small-Cap ProFund	—	—	—	—	16,741,157	49,600,274	—	19,004,455	85,345,886
UltraShort Dow 30 ProFund	—	—	—	—	—	—	—	6,222,658	6,222,658
UltraShort International ProFund	—	—	—	—	—	13,157,329	—	32,455,983	45,613,312
UltraShort Emerging Markets ProFund	—	—	—	—	—	53,150,579	—	33,278,400	86,428,979
UltraShort Latin America ProFund	—	—	—	—	—	—	—	13,609,532	13,609,532
UltraShort China ProFund	—	—	—	—	—	—	—	4,316,750	4,316,750

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2010

(unaudited)

	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Expires 2014	Expires 2015	Expires 2016	Expires 2017	Total
UltraShort Japan ProFund	$—	$—	$—	$—	$—	$—	$—	$—	$—
Banks UltraSector ProFund	—	—	—	—	—	—	7,150,215	—	7,150,215
Basic Materials UltraSector ProFund	—	—	—	2,434,151	456,160	—	30,847,431	5,602,518	39,340,260
Biotechnology UltraSector ProFund	5,470,800	663,988	1,378,292	—	2,533,950	—	8,092,040	4,312,642	22,451,712
Consumer Goods UltraSector ProFund	—	—	—	—	—	—	2,200,364	—	2,200,364
Consumer Services UltraSector ProFund	—	—	—	—	—	—	1,047,516	—	1,047,516
Financials UltraSector ProFund	404,797	868,632	1,141,098	246,857	—	—	9,037,971	3,105,413	14,804,768
Health Care UltraSector ProFund	4,384,976	577,068	938,752	—	—	—	5,294,163	—	11,194,959
Industrials UltraSector ProFund	—	—	2,824,898	—	—	597,830	2,924,822	—	6,347,550
Internet UltraSector ProFund	—	—	—	—	—	—	1,108,538	—	1,108,538
Mobile Telecommunications UltraSector ProFund	—	—	—	—	273,931	3,305,705	4,336,772	2,674,292	10,590,700
Oil & Gas UltraSector ProFund	—	—	—	—	—	—	27,274,926	574,385	27,849,311
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	—	—	—	20,532,597	—	20,532,597
Pharmaceuticals UltraSector ProFund	650,749	2,203,059	1,307,698	481,679	—	1,440,695	899,662	294,619	7,278,161
Precious Metals UltraSector ProFund	—	—	—	—	—	—	71,611,236	—	71,611,236
Real Estate UltraSector ProFund	—	—	3,933,165	—	—	7,146,925	14,262,294	2,787,895	28,130,279
Semiconductor UltraSector ProFund	3,163,744	—	12,540,443	3,424,745	8,625,195	33,063	4,305,713	—	32,092,903
Technology UltraSector ProFund	3,275,973	—	1,316,092	—	503,224	—	7,368,122	—	12,463,411
Telecommunications UltraSector ProFund	—	—	—	—	—	—	2,148,959	910,951	3,059,910
Utilities UltraSector ProFund	—	—	—	—	—	—	14,990,823	1,707,442	16,698,265
Short Oil & Gas ProFund	—	—	—	—	1,723,190	4,979,541	—	3,502,898	10,205,629
Short Precious Metals ProFund	—	—	—	—	—	2,229,646	—	11,647,689	13,877,335
Short Real Estate ProFund	—	—	—	—	—	—	—	33,669,962	33,669,962
U.S. Government Plus ProFund	—	—	—	—	—	—	—	5,079,639	5,079,639
Rising Rates Opportunity 10 ProFund	—	—	—	—	—	2,018,636	1,694,854	1,558,615	5,272,105
Rising Rates Opportunity ProFund	—	—	33,930,240	71,359,904	—	16,426,693	21,258,611	5,619,902	148,595,350
Rising U.S. Dollar ProFund	—	—	—	—	—	—	—	6,148,224	6,148,224
Falling U.S. Dollar ProFund	—	—	—	—	—	—	2,626,792	—	2,626,792

Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. The following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal year ended December 31, 2010:

Post-October Losses

December 31, 2009
Europe 30 ProFund	$476,970
Bear ProFund	7,185,923
UltraBear ProFund	18,237,013
UltraShort NASDAQ-100 ProFund	8,223,109

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2010

(unaudited)

The tax character of dividends paid to shareholders during the applicable tax year ended in 2009, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid

December 31, 2009
Europe 30 ProFund	$84,250	$—	$84,250	$39,135	$123,385

October 31, 2009
Small-Cap ProFund	51,756	—	51,756	—	51,756
NASDAQ-100 ProFund	34,122	—	34,122	—	34,122
Large-Cap Value ProFund	284,038	—	284,038	—	284,038
Small-Cap Value ProFund	149,061	20,423	169,484	15,946	185,430
UltraMid-Cap ProFund	—	—	—	9,260	9,260
UltraSmall-Cap ProFund	—	—	—	24,938	24,938
UltraDow 30 ProFund	186,037	—	186,037	22,787	208,824
UltraInternational ProFund	120,595	—	120,595	—	120,595
UltraEmerging Markets ProFund	1,930,587	—	1,930,587	115,628	2,046,215
UltraLatin America ProFund	162,361	—	162,361	—	162,361
UltraChina ProFund	7,921	—	7,921	45,791	53,712
Short Small-Cap ProFund	95,813	—	95,813	—	95,813
Short NASDAQ-100 ProFund	31,126	—	31,126	—	31,126
UltraShort Mid-Cap ProFund	101,500	—	101,500	—	101,500
UltraShort Small-Cap ProFund	1,360,702	—	1,360,702	—	1,360,702
UltraShort Dow 30 ProFund	—	101,409	101,409	—	101,409
UltraShort International ProFund	207,735	—	207,735	—	207,735
UltraShort Emerging Markets ProFund	274,584	—	274,584	—	274,584
Banks UltraSector ProFund	295,127	—	295,127	19,351	314,478
Basic Materials UltraSector ProFund	171,080	—	171,080	56,339	227,419
Consumer Goods UltraSector ProFund	19,052	—	19,052	445	19,497
Health Care UltraSector ProFund	52,052	—	52,052	5,482	57,534
Industrials UltraSector ProFund	7,495	—	7,495	1,792	9,287
Oil & Gas UltraSector ProFund	—	—	—	8,738	8,738
Pharmaceuticals UltraSector ProFund	60,914	—	60,914	2,299	63,213
Precious Metals UltraSector ProFund	785,198	—	785,198	—	785,198
Real Estate UltraSector ProFund	102,894	—	102,894	85,153	188,047
Semiconductor UltraSector ProFund	8,400	—	8,400	1,788	10,188
Telecommunications UltraSector ProFund	69,363	—	69,363	—	69,363
Utilities UltraSector ProFund	303,233	—	303,233	—	303,233
Short Oil & Gas ProFund	204,028	—	204,028	—	204,028
Short Precious Metals ProFund	96,394	—	96,394	—	96,394
Short Real Estate ProFund	2,180,489	—	2,180,489	—	2,180,489
U.S. Government Plus ProFund	1,154,098	—	1,154,098	—	1,154,098
Rising Rates Opportunity 10 ProFund	45,341	—	45,341	—	45,341
Rising Rates Opportunity ProFund	785,689	—	785,689	—	785,689
Rising U.S. Dollar ProFund	—	111,180	111,180	—	111,180
Falling U.S. Dollar ProFund	2,081,035	—	2,081,035	—	2,081,035

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2010

(unaudited)

The tax character of dividends paid to shareholders during the applicable tax year ended in 2008, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2008
Bull ProFund	$384,578	$—	$384,578	$18,832	$403,410
Europe 30 ProFund	84,568	173,595	258,163	199	258,362
UltraBull ProFund	639,117	—	639,117	2,808	641,925
UltraJapan ProFund	190,133	—	190,133	63,107	253,240
Bear ProFund	1,213,104	1,749,763	2,962,867	—	2,962,867
UltraBear ProFund	274,417	—	274,417	451,681	726,098
UltraShort NASDAQ-100 ProFund	391,213	—	391,213	179,783	570,996

October 31, 2008
Mid-Cap ProFund	—	251,959	251,959	11,622	263,581
Small-Cap ProFund	63,827	95,110	158,937	—	158,937
NASDAQ-100 ProFund	502,429	—	502,429	—	502,429
Large-Cap Value ProFund	1,524,694	531,895	2,056,589	—	2,056,589
Mid-Cap Value ProFund	131,649	99,430	231,079	608	231,687
Mid-Cap Growth ProFund	1,201,891	436,734	1,638,625	—	1,638,625
Small-Cap Value ProFund	12,062	90,721	102,783	—	102,783
Small-Cap Growth ProFund	428,567	212,919	641,486	—	641,486
UltraMid-Cap ProFund	473,991	—	473,991	19,052	493,043
UltraSmall-Cap ProFund	44,894	—	44,894	21,975	66,869
UltraDow 30 ProFund	335,718	70,278	405,996	—	405,996
UltraInternational ProFund	236,738	—	236,738	—	236,738
UltraEmerging Markets ProFund	91,716,279	—	91,716,279		91,716,279
UltraLatin America ProFund	400,652	—	400,652	—	400,652
Short Small-Cap ProFund	862,622	—	862,622	—	862,622
Short NASDAQ-100 ProFund	653,008	—	653,008	—	653,008
UltraShort Mid-Cap ProFund	612,759	—	612,759	—	612,759
UltraShort Small-Cap ProFund	6,729,813	—	6,729,813	—	6,729,813
UltraShort Dow 30 ProFund	672,433	—	672,433	—	672,433
UltraShort International ProFund	1,214,919	—	1,214,919	—	1,214,919
UltraShort Emerging Markets ProFund	2,425,341	—	2,425,341	—	2,425,341
UltraShort Latin America ProFund	10,224	—	10,224	—	10,224
UltraShort Japan ProFund	314,674	—	314,674	—	314,674
Banks UltraSector ProFund	127,240	—	127,240	—	127,240
Basic Materials UltraSector ProFund	503,898	—	503,898	—	503,898
Consumer Goods UltraSector ProFund	86,734	—	86,734	—	86,734
Consumer Services UltraSector ProFund	1,635	—	1,635	4,365	6,000
Financials UltraSector ProFund	193,424	—	193,424	—	193,424
Health Care UltraSector ProFund	132,350	—	132,350	—	132,350
Industrials UltraSector ProFund	85,958	—	85,958	—	85,958
Mobile Telecommunications UltraSector ProFund	25,178	—	25,178	—	25,178
Oil & Gas UltraSector ProFund	4,392,910	415,466	4,808,376	12,129	4,820,505
Oil Equipment, Services & Distribution UltraSector ProFund	782,352	2,511	784,863	5,024	789,887
Pharmaceuticals UltraSector ProFund	205,242	—	205,242	—	205,242
Precious Metals UltraSector ProFund	8,484,695	—	8,484,695	—	8,484,695
Real Estate UltraSector ProFund	123,487	—	123,487	156,784	280,271
Semiconductor UltraSector ProFund	58,491	—	58,491	—	58,491
Technology UltraSector ProFund	31,740	—	31,740	—	31,740
Telecommunications UltraSector ProFund	1,780,901	1,147,907	2,928,808	—	2,928,808
Utilities UltraSector ProFund	321,473	—	321,473	—	321,473
Short Oil & Gas ProFund	613,940	—	613,940	—	613,940
Short Precious Metals ProFund	965,662	—	965,662	—	965,662
Short Real Estate ProFund	3,864,348	—	3,864,348	—	3,864,348
U.S. Government Plus ProFund	1,297,173	—	1,297,173	—	1,297,173
Rising Rates Opportunity 10 ProFund	649,143	—	649,143	—	649,143
Rising Rates Opportunity ProFund	4,612,628	—	4,612,628	—	4,612,628
Rising U.S. Dollar ProFund	515,243	85,642	600,885	—	600,885
Falling U.S. Dollar ProFund	2,532,490	4,099,402	6,631,892	—	6,631,892

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2010

(unaudited)

As of the latest tax year end, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)

December 31, 2009
Bull ProFund	$—	$—	$—	$(59,958,037)	$4,059,213	$(55,898,824)
Europe 30 ProFund	—	—	—	(4,028,131)	(434,311)	(4,462,442)
UltraBull ProFund	—	—	—	(134,786,447)	(2,604,287)	(137,390,734)
UltraNASDAQ-100 ProFund	—	—	—	(881,277,133)	1,188,491	(880,088,642)
UltraJapan ProFund	—	—	—	(106,432,962)	(1,998)	(106,434,960)
Bear ProFund	—	—	—	(36,920,810)	498,224	(36,422,586)
UltraBear ProFund	—	—	—	(151,883,981)	995,422	(150,888,559)
UltraShort NASDAQ-100 ProFund	—	—	—	(325,985,491)	(1,485)	(325,986,976)

October 31, 2009
Mid-Cap ProFund	—	—	—	(471,283)	401,820	(69,463)
Small-Cap ProFund	—	—	—	(29,957,986)	1,177,290	(28,780,696)
NASDAQ-100 ProFund	1,022,620	—	—	—	5,040,484	6,063,104
Large-Cap Value ProFund	97,664	—	—	—	483,175	580,839
Large-Cap Growth ProFund	—	—	—	(5,899,933)	1,805,115	(4,094,818)
Mid-Cap Value ProFund	71,248	—	—	(2,821,099)	(1,100,801)	(3,850,652)
Mid-Cap Growth ProFund	—	—	—	(16,813,541)	741,236	(16,072,305)
Small-Cap Value ProFund	—	—	—	(34,511,893)	(1,156,243)	(35,668,136)
Small-Cap Growth ProFund	—	—	—	(5,789,579)	(1,105,832)	(6,895,411)
UltraMid-Cap ProFund	—	—	—	(44,634,587)	(1,537,744)	(46,172,331)
UltraSmall-Cap ProFund	—	—	—	(62,228,100)	(714,965)	(62,943,065)
UltraDow 30 ProFund	—	—	—	(24,487,048)	227,081	(24,259,967)
UltraInternational ProFund	—	—	—	(22,084,405)	(1,332,480)	(23,416,885)
UltraEmerging Markets ProFund	—	—	—	(229,807,828)	(19,476,904)	(249,284,732)
UltraLatin America ProFund	39,688	—	—	(9,924,673)	(2,605,593)	(12,490,578)
UltraChina ProFund	—	—	—	(2,707,772)	(1,061,936)	(3,769,708)
Short Small-Cap ProFund	—	—	—	(60,794,772)	163,963	(60,630,809)
Short NASDAQ-100 ProFund	—	—	—	(33,609,105)	150,819	(33,458,286)
UltraShort Mid-Cap ProFund	—	—	—	(15,743,992)	77,131	(15,666,861)
UltraShort Small-Cap ProFund	—	—	—	(85,345,886)	472,725	(84,873,161)
UltraShort Dow 30 ProFund	—	—	—	(6,222,658)	125,586	(6,097,072)
UltraShort International ProFund	—	—	—	(45,613,312)	(105,774)	(45,719,086)
UltraShort Emerging Markets ProFund	—	—	—	(86,428,979)	(89,470)	(86,518,449)
UltraShort Latin America ProFund	—	—	—	(13,609,532)	(440,677)	(14,050,209)
UltraShort China ProFund	—	—	—	(4,316,750)	90,937	(4,225,813)
UltraShort Japan ProFund	—	—	—	—	30,562	30,562
Banks UltraSector ProFund	—	—	—	(7,150,215)	(2,300,097)	(9,450,312)
Basic Materials UltraSector ProFund	—	—	—	(39,340,260)	(12,736,185)	(52,076,445)
Biotechnology UltraSector ProFund	—	—	—	(22,451,712)	(1,245,752)	(23,697,464)
Consumer Goods UltraSector ProFund	—	—	—	(2,200,364)	13,316	(2,187,048)
Consumer Services UltraSector ProFund	—	—	—	(1,047,516)	(148,213)	(1,195,729)

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2010

(unaudited)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Financials UltraSector ProFund	$—	$—	$—	$(14,804,768)	$(4,571,100)	$(19,375,868)
Health Care UltraSector ProFund	—	—	—	(11,194,959)	(509,822)	(11,704,781)
Industrials UltraSector ProFund	—	—	—	(6,347,550)	(234,155)	(6,581,705)
Internet UltraSector ProFund	—	—	—	(1,108,538)	(1,159,774)	(2,268,312)
Mobile Telecommunications UltraSector ProFund	—	—	—	(10,590,700)	(3,137,869)	(13,728,569)
Oil & Gas UltraSector ProFund	—	—	—	(27,849,311)	14,719,078	(13,130,233)
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	(20,532,597)	(2,931,774)	(23,464,371)
Pharmaceuticals UltraSector ProFund	—	—	—	(7,278,161)	(249,669)	(7,527,830)
Precious Metals UltraSector ProFund	—	—	—	(71,611,236)	(9,004,604)	(80,615,840)
Real Estate UltraSector ProFund	—	—	—	(28,130,279)	(59,265)	(28,189,544)
Semiconductor UltraSector ProFund	—	—	—	(32,092,903)	(2,993,036)	(35,085,939)
Technology UltraSector ProFund	—	—	—	(12,463,411)	(34,170)	(12,497,581)
Telecommunications UltraSector ProFund	58,466	—	—	(3,059,910)	(396,189)	(3,397,633)
Utilities UltraSector ProFund	81,389	—	—	(16,698,265)	(436,915)	(17,053,791)
Short Oil & Gas ProFund	—	—	—	(10,205,629)	57,583	(10,148,046)
Short Precious Metals ProFund	—	—	—	(13,877,335)	(116,411)	(13,993,746)
Short Real Estate ProFund	—	—	—	(33,669,962)	(480,399)	(34,150,361)
U.S. Government Plus ProFund	2,126	—	(5,747)	(5,079,639)	225,205	(4,858,055)
Rising Rates Opportunity 10 ProFund	—	—	—	(5,272,105)	(1,235,415)	(6,507,520)
Rising Rates Opportunity ProFund	—	—	—	(148,595,350)	(5,347,669)	(153,943,019)
Rising U.S. Dollar ProFund	—	—	—	(6,148,224)	—	(6,148,224)
Falling U.S. Dollar ProFund	—	—	—	(2,626,792)	—	(2,626,792)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax years.

At January 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$45,745,658	$11,916,827	$(9,026,639)	$2,890,188
Mid-Cap ProFund	21,332,072	1,331,212	(450,333)	880,879
Small-Cap ProFund	34,958,188	1,618,105	(413,650)	1,204,455
NASDAQ-100 ProFund	47,640,004	11,610,042	(3,578,186)	8,031,856
Large-Cap Value ProFund	6,837,339	1,986,216	(1,944,836)	41,380
Large-Cap Growth ProFund	14,608,581	3,286,912	(1,464,735)	1,822,177
Mid-Cap Value ProFund	20,858,445	1,467,087	(2,736,717)	(1,269,630)
Mid-Cap Growth ProFund	11,348,126	2,560,677	(1,513,616)	1,047,061
Small-Cap Value ProFund	8,964,252	1,938,451	(2,879,257)	(940,806)
Small-Cap Growth ProFund	10,065,657	2,193,088	(1,866,003)	327,085
Europe 30 ProFund	7,397,638	1,866,928	(3,162,402)	(1,295,474)
UltraBull ProFund	93,449,352	9,538,761	(13,036,907)	(3,498,146)
UltraMid-Cap ProFund	33,642,199	5,480,460	(4,660,847)	819,613
UltraSmall-Cap ProFund	41,818,116	4,594,511	(2,295,802)	2,298,709
UltraDow 30 ProFund	29,806,120	3,350,705	(2,278,721)	1,071,984
UltraNASDAQ-100 ProFund	149,967,383	38,000,823	(40,726,393)	(2,725,570)

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2010

(unaudited)

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
UltraInternational ProFund	$16,686,000	$—	$—	$—
UltraEmerging Markets ProFund	87,733,729	2,946,578	(13,076,944)	(10,130,366)
UltraLatin America ProFund	60,281,354	12,169,621	(9,979,842)	2,189,779
UltraChina ProFund	18,635,368	3,634,422	(2,360,176)	1,274,246
UltraJapan ProFund	20,973,000	—	—	—
Bear ProFund	92,255,000	—	—	—
Short Small-Cap ProFund	22,971,411	—	(411)	(411)
Short NASDAQ-100 ProFund	19,448,000	—	—	—
UltraBear ProFund	55,566,000	—	—	—
UltraShort Mid-Cap ProFund	3,846,000	—	—	—
UltraShort Small-Cap ProFund	21,089,000	—	—	—
UltraShort Dow 30 ProFund	14,135,000	—	—	—
UltraShort NASDAQ-100 ProFund	37,300,000	—	—	—
UltraShort International ProFund	9,309,000	—	—	—
UltraShort Emerging Markets ProFund	23,301,000	—	—	—
UltraShort Latin America ProFund	6,690,000	—	—	—
UltraShort China ProFund	6,981,000	—	—	—
UltraShort Japan ProFund	5,888,950	—	(2,700)	(2,700)
Banks UltraSector ProFund	13,853,941	3,303,597	(4,774,457)	(1,470,860)
Basic Materials UltraSector ProFund	47,070,555	9,575,147	(18,564,775)	(8,989,628)
Biotechnology UltraSector ProFund	11,988,389	4,370,206	(2,076,663)	2,293,543
Consumer Goods UltraSector ProFund	1,535,251	95,858	(117,194)	(21,336)
Consumer Services UltraSector ProFund	2,618,838	272,878	(312,097)	(39,219)
Financials UltraSector ProFund	12,771,129	2,512,101	(5,821,289)	(3,309,188)
Health Care UltraSector ProFund	9,523,527	1,195,629	(1,149,369)	46,260
Industrials UltraSector ProFund	9,007,074	482,367	(528,043)	(45,676)
Internet UltraSector ProFund	20,554,704	3,707,694	(2,439,977)	1,267,717
Mobile Telecommunications UltraSector ProFund	6,343,402	405,425	(3,095,173)	(2,689,748)
Oil & Gas UltraSector ProFund	31,753,450	17,131,647	(2,811,090)	14,320,557
Oil Equipment, Services & Distribution UltraSector ProFund	17,685,615	3,705,444	(5,276,357)	(1,570,913)
Pharmaceuticals UltraSector ProFund	4,317,997	307,672	(364,014)	(56,342)
Precious Metals UltraSector ProFund	76,434,000	—	—	—
Real Estate UltraSector ProFund	10,670,422	2,569,991	(1,796,135)	773,856
Semiconductor UltraSector ProFund	16,759,672	1,309,475	(3,914,476)	(2,605,001)
Technology UltraSector ProFund	14,644,607	1,801,794	(1,498,701)	303,093
Telecommunications UltraSector ProFund	1,831,152	151,704	(564,510)	(412,806)
Utilities UltraSector ProFund	10,398,532	1,493,266	(1,396,628)	96,638
Short Oil & Gas ProFund	1,685,000	—	—	—
Short Precious Metals ProFund	15,057,000	—	—	—
Short Real Estate ProFund	21,428,000	—	—	—
U.S. Government Plus ProFund	95,537,784	663,101	(884,854)	(221,753)
Rising Rates Opportunity 10 ProFund	58,381,897	—	(420)	(420)
Rising Rates Opportunity ProFund	259,737,589	—	(1,680)	(1,680)
Rising U.S. Dollar ProFund	83,764,000	—	—	—
Falling U.S. Dollar ProFund	17,945,000	—	—	—

7.	Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

To the extent Lehman fails to pay the ProFunds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the ProFunds for any such losses. Management, on behalf of the ProFunds, is pursuing collecting the full amounts directly from Lehman. Any shortfall in payments from Lehman will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the ProFunds’ financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from Lehman, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the ProFunds.

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2010

(Unaudited)

The outstanding swap agreement balances due to Lehman as of January 31, 2010 are included in “Payable for closed swap positions” on the Statements of Assets and Liabilities. The outstanding forward currency contract balances due from Lehman are included in “Receivable from closed forward currency contracts”, and the outstanding forward currency contract balances due to Lehman are included in “Payable for closed forward currency contracts” on the Statements of Assets and Liabilities.

As of January 31, 2010, the ProFunds’ custodian held fund assets in a tri-party repurchase agreement which fully collateralized each ProFund’s obligations to Lehman under these closed derivative transactions. The amount of collateral pledged to Lehman pursuant to the tri-party custody agreement is included as part of the aggregate amount of collateral held in a segregated account for the benefit of the derivative counterparties as denoted in the applicable ProFunds’ Schedule of Portfolio Investments.

On March 15, 2010, the balances due to Lehman were paid by the respective ProFunds and related collateral was relieved.

PROFUNDS

Board Approval of Investment Advisory Agreement

January 31, 2010

(unaudited)

At a meeting held on September 10, 2009, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund, and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i)detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to their deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates trade transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment Advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board recognized that Lipper reported each fund’s management fee rate as the

PROFUNDS

Board Approval of Investment Advisory Agreement (continued)

January 31, 2010

(unaudited)

combined contractual advisory fee rate and the administration fee rate. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 6- month, 1-year, 3-year and since inception periods ended June 30, 2009. The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3 and 6-month periods and the 1, 3 and 5-year periods ended June 30, 2009. The Board focused on each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered indirect, or “fall-out,” benefits, if any, that the Advisor derived from its relationship to the Funds. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor (“PDI”), earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

This Page Intentionally Left Blank

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800

Columbus, OH 43218-2800

Phone Numbers

For Financial Professionals: (888) PRO-5717 (888) 776-5717

For All Others: (888) PRO-FNDS (888) 776-3637 Or: (614) 470-8122

Fax Number: (800) 782-4797

Website Address www.profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit www.profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFunds’ website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov. If applicable, information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the ProFunds’ website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The complete Schedule of Portfolio Investments is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The most current shareholder reports, including those for the public ProFunds not included in this report, are available (i) on the Securities and Exchange Commission’s website at http://www.sec.gov; and (ii) on the ProFunds’ website at http://www.profunds.com.

PFSAN0110

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)

PROFUNDS Bull ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2010

	Shares	Value
Common Stocks (78.6%)
3M Co. (Miscellaneous Manufacturing)	2,860	$230,201
Abbott Laboratories (Pharmaceuticals)	6,270	331,934
Abercrombie & Fitch Co. - Class A (Retail)	352	11,102
Adobe Systems, Inc.* (Software)	2,112	68,218
Advanced Micro Devices, Inc.* (Semiconductors)	2,266	16,904
Aetna, Inc. (Healthcare - Services)	1,760	52,747
Affiliated Computer Services, Inc. - Class A* (Computers)	396	24,362
AFLAC, Inc. (Insurance)	1,892	91,630
Agilent Technologies, Inc.* (Electronics)	1,386	38,850
Air Products & Chemicals, Inc. (Chemicals)	858	65,174
Airgas, Inc. (Chemicals)	330	13,946
AK Steel Holding Corp. (Iron/Steel)	440	8,950
Akamai Technologies, Inc.* (Internet)	682	16,845
Alcoa, Inc. (Mining)	3,938	50,131
Allegheny Energy, Inc. (Electric)	682	14,288
Allegheny Technologies, Inc. (Iron/Steel)	396	16,177
Allergan, Inc. (Pharmaceuticals)	1,232	70,840
Allstate Corp. (Insurance)	2,178	65,188
Altera Corp. (Semiconductors)	1,188	25,328
Altria Group, Inc. (Agriculture)	8,404	166,903
Amazon.com, Inc.* (Internet)	1,342	168,300
Ameren Corp. (Electric)	946	24,170
American Electric Power, Inc. (Electric)	1,936	67,082
American Express Co. (Diversified Financial Services)	4,818	181,446
American International Group, Inc.* (Insurance)	528	12,793
American Tower Corp.* (Telecommunications)	1,628	69,109
Ameriprise Financial, Inc. (Diversified Financial Services)	1,034	39,540
AmerisourceBergen Corp. (Pharmaceuticals)	1,166	31,785
Amgen, Inc.* (Biotechnology)	4,092	239,300
Amphenol Corp. - Class A (Electronics)	682	27,171
Anadarko Petroleum Corp. (Oil & Gas)	1,980	126,284
Analog Devices, Inc. (Semiconductors)	1,166	31,435
AON Corp. (Insurance)	1,100	42,790
Apache Corp. (Oil & Gas)	1,364	134,722
Apartment Investment and Management Co. - Class A (REIT)	462	7,096
Apollo Group, Inc. - Class A* (Commercial Services)	506	30,659
Apple Computer, Inc.* (Computers)	3,652	701,622
Applied Materials, Inc. (Semiconductors)	5,412	65,918
Archer-Daniels-Midland Co. (Agriculture)	2,596	77,750
Assurant, Inc. (Insurance)	462	14,521
AT&T, Inc. (Telecommunications)	23,958	607,575
Autodesk, Inc.* (Software)	924	21,982

	Shares	Value
Common Stocks, continued
Automatic Data Processing, Inc. (Software)	2,046	$83,456
AutoNation, Inc.* (Retail)	374	6,732
AutoZone, Inc.* (Retail)	110	17,053
Avalonbay Communities, Inc. (REIT)	330	25,281
Avery Dennison Corp. (Household Products/Wares)	440	14,304
Avon Products, Inc. (Cosmetics/Personal Care)	1,716	51,720
Baker Hughes, Inc. (Oil & Gas Services)	1,254	56,781
Ball Corp. (Packaging & Containers)	374	18,995
Bank of America Corp. (Banks)	40,348	612,483
Bank of New York Mellon Corp. (Banks)	4,884	142,076
Bard (C.R.), Inc. (Healthcare - Products)	374	31,001
Baxter International, Inc. (Healthcare - Products)	2,442	140,635
BB&T Corp. (Banks)	2,772	77,256
Becton, Dickinson & Co. (Healthcare - Products)	946	71,300
Bed Bath & Beyond, Inc.* (Retail)	1,056	40,867
Bemis Co., Inc. (Packaging & Containers)	418	11,729
Best Buy Co., Inc. (Retail)	1,386	50,797
Big Lots, Inc.* (Retail)	330	9,375
Biogen Idec, Inc.* (Biotechnology)	1,166	62,661
BJ Services Co. (Oil & Gas Services)	1,188	24,556
Black & Decker Corp. (Hand/Machine Tools)	242	15,648
BMC Software, Inc.* (Software)	726	28,053
Boeing Co. (Aerospace/Defense)	2,948	178,649
Boston Properties, Inc. (REIT)	550	35,679
Boston Scientific Corp.* (Healthcare - Products)	6,116	52,781
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,930	168,815
Broadcom Corp. - Class A* (Semiconductors)	1,738	46,439
Brown-Forman Corp. (Beverages)	440	22,581
Burlington Northern Santa Fe Corp. (Transportation)	1,056	105,315
C.H. Robinson Worldwide, Inc. (Transportation)	660	37,376
CA, Inc. (Software)	1,606	35,396
Cabot Oil & Gas Corp. (Oil & Gas)	418	15,997
Cameron International Corp.* (Oil & Gas Services)	990	37,283
Campbell Soup Co. (Food)	770	25,495
Capital One Financial Corp. (Diversified Financial Services)	1,826	67,306
Cardinal Health, Inc. (Pharmaceuticals)	1,452	48,018
CareFusion Corp.* (Healthcare - Products)	704	18,128
Carnival Corp. - Class A* (Leisure Time)	1,760	58,661
Caterpillar, Inc. (Machinery - Construction & Mining)	2,508	131,018
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,078	13,259
CBS Corp. - Class B (Media)	2,728	35,273
Celgene Corp.* (Biotechnology)	1,848	104,929

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
CenterPoint Energy, Inc. (Electric)	1,584	$22,097
CenturyTel, Inc. (Telecommunications)	1,188	40,404
Cephalon, Inc.* (Pharmaceuticals)	286	18,258
CF Industries Holdings, Inc. (Chemicals)	176	16,343
Chesapeake Energy Corp. (Oil & Gas)	2,618	64,874
Chevron Corp. (Oil & Gas)	8,140	587,057
Chubb Corp. (Insurance)	1,386	69,300
CIGNA Corp. (Insurance)	1,100	37,147
Cincinnati Financial Corp. (Insurance)	660	17,417
Cintas Corp. (Textiles)	528	13,258
Cisco Systems, Inc.* (Telecommunications)	23,342	524,495
Citigroup, Inc.* (Diversified Financial Services)	79,178	262,871
Citrix Systems, Inc.* (Software)	726	30,165
Cliffs Natural Resources, Inc. (Iron/Steel)	528	21,094
Clorox Co. (Household Products/Wares)	550	32,544
CME Group, Inc. (Diversified Financial Services)	264	75,720
CMS Energy Corp. (Electric)	924	14,017
Coach, Inc. (Apparel)	1,276	44,507
Coca-Cola Co. (Beverages)	9,394	509,624
Coca-Cola Enterprises, Inc. (Beverages)	1,276	25,762
Cognizant Technology Solutions Corp.* (Computers)	1,188	51,868
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,002	160,220
Comcast Corp. - Class A (Media)	11,572	183,185
Comerica, Inc. (Banks)	594	20,499
Computer Sciences Corp.* (Computers)	616	31,601
Compuware Corp.* (Software)	924	7,013
ConAgra Foods, Inc. (Food)	1,782	40,523
ConocoPhillips (Oil & Gas)	6,006	288,288
CONSOL Energy, Inc. (Coal)	726	33,839
Consolidated Edison, Inc. (Electric)	1,122	49,076
Constellation Brands, Inc.* (Beverages)	792	12,735
Constellation Energy Group, Inc. (Electric)	814	26,276
Corning, Inc. (Telecommunications)	6,314	114,157
Costco Wholesale Corp. (Retail)	1,760	101,077
Coventry Health Care, Inc.* (Healthcare - Services)	594	13,591
CSX Corp. (Transportation)	1,584	67,890
Cummins, Inc. (Machinery - Diversified)	814	36,760
CVS Corp. (Retail)	5,720	185,156
D.R. Horton, Inc. (Home Builders)	1,122	13,228
Danaher Corp. (Miscellaneous Manufacturing)	1,056	75,346
Darden Restaurants, Inc. (Retail)	550	20,328
DaVita, Inc.* (Healthcare - Services)	396	23,665
Dean Foods Co.* (Food)	726	12,799
Deere & Co. (Machinery - Diversified)	1,716	85,714
Dell, Inc.* (Computers)	6,974	89,965

	Shares	Value
Common Stocks, continued
Denbury Resources, Inc.* (Oil & Gas)	1,012	$13,713
DENTSPLY International, Inc. (Healthcare - Products)	616	20,654
Devon Energy Corp. (Oil & Gas)	1,782	119,234
DeVry, Inc. (Commercial Services)	242	14,777
Diamond Offshore Drilling, Inc. (Oil & Gas)	264	24,164
DIRECTV - Class A* (Media)	3,872	117,515
Discover Financial Services (Diversified Financial Services)	2,200	30,096
Dominion Resources, Inc. (Electric)	2,420	90,653
Dover Corp. (Miscellaneous Manufacturing)	748	32,074
Dr. Pepper Snapple Group, Inc. (Beverages)	1,012	27,992
DTE Energy Co. (Electric)	660	27,746
Duke Energy Corp. (Electric)	5,280	87,278
Dun & Bradstreet Corp. (Software)	198	15,636
E* TRADE Financial Corp.* (Diversified Financial Services)	6,270	9,530
E.I. du Pont de Nemours & Co. (Chemicals)	3,652	119,092
Eastman Chemical Co. (Chemicals)	286	16,168
Eastman Kodak Co.* (Miscellaneous Manufacturing)	1,078	6,522
Eaton Corp. (Miscellaneous Manufacturing)	660	40,418
eBay, Inc.* (Internet)	4,554	104,833
Ecolab, Inc. (Chemicals)	946	41,529
Edison International (Electric)	1,320	43,982
El Paso Corp. (Pipelines)	2,838	28,806
Electronic Arts, Inc.* (Software)	1,320	21,490
Eli Lilly & Co. (Pharmaceuticals)	4,092	144,038
EMC Corp.* (Computers)	8,272	137,894
Emerson Electric Co. (Electrical Components & Equipment)	3,036	126,115
Entergy Corp. (Electric)	748	57,080
EOG Resources, Inc. (Oil & Gas)	1,012	91,505
EQT Corp. (Oil & Gas)	528	23,243
Equifax, Inc. (Commercial Services)	506	16,192
Equity Residential Properties Trust (REIT)	1,100	35,255
Exelon Corp. (Electric)	2,662	121,440
Expedia, Inc.* (Internet)	836	17,899
Expeditors International of Washington, Inc. (Transportation)	858	29,258
Express Scripts, Inc.* (Pharmaceuticals)	1,100	92,246
Exxon Mobil Corp. (Oil & Gas)	19,272	1,241,695
Family Dollar Stores, Inc. (Retail)	550	16,984
Fastenal Co. (Distribution/Wholesale)	528	21,901
Federated Investors, Inc. - Class B (Diversified Financial Services)	352	8,934
FedEx Corp. (Transportation)	1,254	98,251
Fidelity National Information Services, Inc. (Software)	1,320	31,099
Fifth Third Bancorp (Banks)	3,212	39,957
First Horizon National Corp.* (Banks)	880	11,396
First Solar, Inc.* (Energy - Alternate Sources)	176	19,941
FirstEnergy Corp. (Electric)	1,232	53,740
Fiserv, Inc.* (Software)	616	27,745
FLIR Systems, Inc.* (Electronics)	616	18,221

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Flowserve Corp. (Machinery - Diversified)	220	$19,837
Fluor Corp. (Engineering & Construction)	726	32,917
FMC Corp. (Chemicals)	286	14,569
FMC Technologies, Inc.* (Oil & Gas Services)	484	25,734
Ford Motor Co.* (Auto Manufacturers)	13,420	145,473
Forest Laboratories, Inc.* (Pharmaceuticals)	1,210	35,864
Fortune Brands, Inc. (Household Products/Wares)	594	24,693
FPL Group, Inc. (Electric)	1,672	81,527
Franklin Resources, Inc. (Diversified Financial Services)	594	58,824
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,738	115,907
Frontier Communications Corp. (Telecommunications)	1,254	9,543
GameStop Corp. - Class A* (Retail)	660	13,048
Gannett Co., Inc. (Media)	946	15,278
General Dynamics Corp. (Aerospace/Defense)	1,562	104,420
General Electric Co. (Miscellaneous Manufacturing)	43,230	695,138
General Mills, Inc. (Food)	1,320	94,129
Genuine Parts Co. (Distribution/Wholesale)	638	24,040
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	1,980	27,403
Genzyme Corp.* (Biotechnology)	1,056	57,299
Gilead Sciences, Inc.* (Pharmaceuticals)	3,652	176,282
Goodrich Corp. (Aerospace/Defense)	484	29,964
Google, Inc. - Class A* (Internet)	968	512,479
H & R Block, Inc. (Commercial Services)	1,342	28,880
Halliburton Co. (Oil & Gas Services)	3,652	106,675
Harley-Davidson, Inc. (Leisure Time)	946	21,512
Harman International Industries, Inc. (Home Furnishings)	264	9,385
Harris Corp. (Telecommunications)	528	22,662
Hartford Financial Services Group, Inc. (Insurance)	1,540	36,945
Hasbro, Inc. (Toys/Games/Hobbies)	484	14,786
HCP, Inc. (REIT)	1,188	33,680
Health Care REIT, Inc. (REIT)	484	20,812
Heinz (H.J.) Co. (Food)	1,276	55,672
Hess Corp. (Oil & Gas)	1,166	67,383
Hewlett-Packard Co. (Computers)	9,614	452,531
Home Depot, Inc. (Retail)	6,886	192,877
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,080	119,011
Hormel Foods Corp. (Food)	264	10,217
Hospira, Inc.* (Pharmaceuticals)	638	32,308
Host Marriott Corp. (REIT)	2,613	27,698
Hudson City Bancorp, Inc. (Savings & Loans)	1,914	25,399
Humana, Inc.* (Healthcare - Services)	682	33,159
Huntington Bancshares, Inc. (Banks)	2,882	13,805
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,562	68,088
IMS Health, Inc. (Software)	726	15,711

	Shares	Value
Common Stocks, continued
Integrys Energy Group, Inc. (Electric)	308	$12,890
Intel Corp. (Semiconductors)	22,418	434,909
IntercontinentalExchange, Inc.* (Diversified Financial Services)	286	27,307
International Business Machines Corp. (Computers)	5,324	651,604
International Flavors & Fragrances, Inc. (Chemicals)	308	12,249
International Game Technology (Entertainment)	1,188	21,788
International Paper Co. (Forest Products & Paper)	1,738	39,818
Interpublic Group of Cos., Inc.* (Advertising)	1,958	12,649
Intuit, Inc.* (Software)	1,276	37,782
Intuitive Surgical, Inc.* (Healthcare - Products)	154	50,521
Invesco, Ltd. (Diversified Financial Services)	1,738	33,543
Iron Mountain, Inc.* (Commercial Services)	726	16,596
ITT Industries, Inc. (Miscellaneous Manufacturing)	726	35,073
J.C. Penney Co., Inc. (Retail)	946	23,489
J.P. Morgan Chase & Co. (Diversified Financial Services)	15,994	622,806
Jabil Circuit, Inc. (Electronics)	770	11,150
Jacobs Engineering Group, Inc.* (Engineering & Construction)	484	18,290
Janus Capital Group, Inc. (Diversified Financial Services)	726	8,864
JDS Uniphase Corp.* (Telecommunications)	902	7,090
JM Smucker Co. (Food)	462	27,752
Johnson & Johnson (Healthcare - Products)	11,198	703,906
Johnson Controls, Inc. (Auto Parts & Equipment)	2,706	75,308
Juniper Networks, Inc.* (Telecommunications)	2,112	52,441
Kellogg Co. (Food)	1,012	55,073
KeyCorp (Banks)	3,564	25,590
Kimberly-Clark Corp. (Household Products/Wares)	1,672	99,300
Kimco Realty Corp. (REIT)	1,628	20,545
King Pharmaceuticals, Inc.* (Pharmaceuticals)	990	11,890
KLA -Tencor Corp. (Semiconductors)	682	19,232
Kohls Corp.* (Retail)	1,232	62,056
Kraft Foods, Inc. (Food)	5,984	165,517
Kroger Co. (Food)	2,640	56,575
L-3 Communications Holdings, Inc. (Aerospace/Defense)	462	38,503
Laboratory Corp. of America Holdings* (Healthcare - Services)	418	29,720
Legg Mason, Inc. (Diversified Financial Services)	638	16,448
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	616	11,248
Lennar Corp. - Class A (Home Builders)	638	9,800
Leucadia National Corp.* (Holding Companies - Diversified)	770	17,194

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Lexmark International, Inc. - Class A* (Computers)	308	$7,943
Life Technologies Corp.* (Biotechnology)	704	34,996
Limited, Inc. (Retail)	1,078	20,504
Lincoln National Corp. (Insurance)	1,210	29,742
Linear Technology Corp. (Semiconductors)	902	23,542
Lockheed Martin Corp. (Aerospace/Defense)	1,298	96,727
Loews Corp. (Insurance)	1,452	51,938
Lorillard, Inc. (Agriculture)	638	48,297
Lowe’s Cos., Inc. (Retail)	5,962	129,077
LSI Logic Corp.* (Semiconductors)	2,640	13,174
M&T Bank Corp. (Banks)	330	24,338
Macy’s, Inc. (Retail)	1,694	26,985
Marathon Oil Corp. (Oil & Gas)	2,860	85,257
Marriott International, Inc. - Class A (Lodging)	1,012	26,545
Marsh & McLennan Cos., Inc. (Insurance)	2,134	46,009
Marshall & Ilsley Corp. (Banks)	2,112	14,594
Masco Corp. (Building Materials)	1,452	19,689
Massey Energy Co. (Coal)	330	12,712
MasterCard, Inc. - Class A (Software)	374	93,463
Mattel, Inc. (Toys/Games/Hobbies)	1,452	28,633
McAfee, Inc.* (Internet)	638	24,053
McCormick & Co., Inc. (Food)	528	19,166
McDonald’s Corp. (Retail)	4,378	273,319
McGraw-Hill Cos., Inc. (Media)	1,276	45,234
McKesson Corp. (Commercial Services)	1,078	63,408
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	814	36,817
MeadWestvaco Corp. (Forest Products & Paper)	682	16,416
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,936	119,025
Medtronic, Inc. (Healthcare - Products)	4,488	192,490
MEMC Electronic Materials, Inc.* (Semiconductors)	902	11,347
Merck & Co., Inc. (Pharmaceuticals)	12,386	472,897
Meredith Corp. (Media)	132	4,089
MetLife, Inc. (Insurance)	3,322	117,333
MetroPCS Communications, Inc.* (Telecommunications)	1,056	5,945
Microchip Technology, Inc. (Semiconductors)	726	18,738
Micron Technology, Inc.* (Semiconductors)	3,432	29,927
Microsoft Corp. (Software)	31,350	883,443
Millipore Corp.* (Biotechnology)	220	15,173
Molex, Inc. (Electrical Components & Equipment)	550	11,088
Molson Coors Brewing Co. - Class B (Beverages)	638	26,796
Monsanto Co. (Agriculture)	2,200	166,936
Monster Worldwide, Inc.* (Internet)	506	7,889
Moody’s Corp. (Commercial Services)	792	21,851
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	5,500	147,290

	Shares	Value
Common Stocks, continued
Motorola, Inc.* (Telecommunications)	9,372	$57,638
Murphy Oil Corp. (Oil & Gas)	770	39,332
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,232	22,459
Nabors Industries, Ltd.* (Oil & Gas)	1,144	25,511
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	594	10,686
National Semiconductor Corp. (Semiconductors)	946	12,544
National-Oilwell Varco, Inc. (Oil & Gas Services)	1,694	69,285
NetApp, Inc.* (Computers)	1,364	39,733
Newell Rubbermaid, Inc. (Housewares)	1,122	15,226
Newmont Mining Corp. (Mining)	1,980	84,863
News Corp. - Class A (Media)	9,130	115,129
Nicor, Inc. (Gas)	176	7,132
NIKE, Inc. - Class B (Apparel)	1,562	99,578
NiSource, Inc. (Electric)	1,100	15,675
Noble Energy, Inc. (Oil & Gas)	704	52,054
Nordstrom, Inc. (Retail)	660	22,796
Norfolk Southern Corp. (Transportation)	1,474	69,366
Northeast Utilities System (Electric)	704	17,825
Northern Trust Corp. (Banks)	968	48,903
Northrop Grumman Corp. (Aerospace/Defense)	1,254	70,976
Novell, Inc.* (Software)	1,408	6,294
Novellus Systems, Inc.* (Semiconductors)	374	7,817
NRG Energy, Inc.* (Electric)	1,034	24,930
Nucor Corp. (Iron/Steel)	1,276	52,061
NVIDIA Corp.* (Semiconductors)	2,244	34,535
NYSE Euronext (Diversified Financial Services)	1,034	24,206
O’Reilly Automotive, Inc.* (Retail)	550	20,790
Occidental Petroleum Corp. (Oil & Gas)	3,278	256,799
Office Depot, Inc.* (Retail)	1,100	6,248
Omnicom Group, Inc. (Advertising)	1,254	44,266
Oracle Corp. (Software)	15,862	365,778
Owens-Illinois, Inc.* (Packaging & Containers)	682	18,564
PACCAR, Inc. (Auto Manufacturers)	1,474	53,108
Pactiv Corp.* (Packaging & Containers)	528	11,906
Pall Corp. (Miscellaneous Manufacturing)	462	15,925
Parker Hannifin Corp. (Miscellaneous Manufacturing)	638	35,671
Patterson Cos., Inc.* (Healthcare - Products)	374	10,681
Paychex, Inc. (Commercial Services)	1,298	37,629
Peabody Energy Corp. (Coal)	1,078	45,405
People’s United Financial, Inc. (Banks)	1,408	22,767
Pepco Holdings, Inc. (Electric)	880	14,450
PepsiCo, Inc. (Beverages)	6,336	377,752
PerkinElmer, Inc. (Electronics)	462	9,305
Pfizer, Inc. (Pharmaceuticals)	32,758	611,264
PG&E Corp. (Electric)	1,496	63,191
Philip Morris International, Inc. (Commercial Services)	7,722	351,428

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Pinnacle West Capital Corp. (Electric)	396	$14,185
Pioneer Natural Resources Co. (Oil & Gas)	462	20,319
Pitney Bowes, Inc. (Office/Business Equipment)	836	17,489
Plum Creek Timber Co., Inc. (Forest Products & Paper)	660	23,872
PNC Financial Services Group (Banks)	1,870	103,654
Polo Ralph Lauren Corp. (Apparel)	220	18,040
PPG Industries, Inc. (Chemicals)	660	38,729
PPL Corp. (Electric)	1,518	44,766
Praxair, Inc. (Chemicals)	1,232	92,794
Precision Castparts Corp. (Metal Fabricate/Hardware)	550	57,888
Priceline.com, Inc.* (Internet)	176	34,382
Principal Financial Group, Inc. (Insurance)	1,276	29,412
Procter & Gamble Co. (Cosmetics/Personal Care)	11,858	729,860
Progress Energy, Inc. (Electric)	1,122	43,724
Progressive Corp. (Insurance)	2,728	45,230
ProLogis (REIT)	1,914	24,116
Prudential Financial, Inc. (Insurance)	1,870	93,481
Public Service Enterprise Group, Inc. (Electric)	2,046	62,587
Public Storage, Inc. (REIT)	550	43,549
Pulte Homes, Inc.* (Home Builders)	1,276	13,424
QLogic Corp.* (Semiconductors)	462	7,942
Qualcomm, Inc. (Telecommunications)	6,776	265,551
Quanta Services, Inc.* (Commercial Services)	836	15,232
Quest Diagnostics, Inc. (Healthcare - Services)	616	34,293
Questar Corp. (Pipelines)	704	29,202
Qwest Communications International, Inc. (Telecommunications)	6,028	25,378
R.R. Donnelley & Sons Co. (Commercial Services)	814	16,133
RadioShack Corp. (Retail)	506	9,877
Range Resources Corp. (Oil & Gas)	638	29,348
Raytheon Co. (Aerospace/Defense)	1,540	80,742
Red Hat, Inc.* (Software)	748	20,361
Regions Financial Corp. (Banks)	4,818	30,594
Republic Services, Inc. (Environmental Control)	1,298	34,773
Reynolds American, Inc. (Agriculture)	682	36,282
Robert Half International, Inc. (Commercial Services)	594	15,990
Rockwell Automation, Inc. (Machinery - Diversified)	572	27,593
Rockwell Collins, Inc. (Aerospace/Defense)	638	33,935
Roper Industries, Inc. (Miscellaneous Manufacturing)	374	18,730
Ross Stores, Inc. (Retail)	506	23,241
Rowan Cos., Inc.* (Oil & Gas)	440	9,451
Ryder System, Inc. (Transportation)	220	8,008
Safeway, Inc. (Food)	1,650	37,043
SAIC, Inc.* (Commercial Services)	1,232	22,583
Salesforce.com, Inc.* (Software)	440	27,962

	Shares	Value
Common Stocks, continued
SanDisk Corp.* (Computers)	924	$23,488
Sara Lee Corp. (Food)	2,816	34,186
SCANA Corp. (Electric)	440	15,668
Schlumberger, Ltd. (Oil & Gas Services)	4,862	308,543
Scripps Networks Interactive - Class A (Entertainment)	352	15,030
Sealed Air Corp. (Packaging & Containers)	638	12,658
Sears Holdings Corp.* (Retail)	176	16,417
Sempra Energy (Gas)	990	50,243
Sherwin-Williams Co. (Chemicals)	374	23,693
Sigma-Aldrich Corp. (Chemicals)	484	23,159
Simon Property Group, Inc. (REIT)	1,151	82,872
SLM Corp.* (Diversified Financial Services)	1,914	20,154
Smith International, Inc. (Oil & Gas Services)	990	30,017
Snap-on, Inc. (Hand/Machine Tools)	220	8,994
Southern Co. (Electric)	3,234	103,488
Southwest Airlines Co. (Airlines)	2,992	33,899
Southwestern Energy Co.* (Oil & Gas)	1,386	59,432
Spectra Energy Corp. (Pipelines)	2,618	55,633
Sprint Nextel Corp.* (Telecommunications)	12,056	39,544
St. Jude Medical, Inc.* (Healthcare - Products)	1,342	50,634
Staples, Inc. (Retail)	2,926	68,644
Starbucks Corp.* (Retail)	3,014	65,675
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	748	24,923
State Street Corp. (Banks)	2,002	85,846
Stericycle, Inc.* (Environmental Control)	330	17,467
Stryker Corp. (Healthcare - Products)	1,144	59,396
Sunoco, Inc. (Oil & Gas)	462	11,592
SunTrust Banks, Inc. (Banks)	2,024	49,244
SuperValu, Inc. (Food)	858	12,621
Symantec Corp.* (Internet)	3,278	55,562
Sysco Corp. (Food)	2,398	67,120
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,034	51,307
Target Corp. (Retail)	3,036	155,656
TECO Energy, Inc. (Electric)	858	13,359
Tellabs, Inc.* (Telecommunications)	1,562	10,044
Tenet Healthcare Corp.* (Healthcare - Services)	1,738	9,629
Teradata Corp.* (Computers)	682	19,076
Teradyne, Inc.* (Semiconductors)	704	6,575
Tesoro Petroleum Corp. (Oil & Gas)	550	6,875
Texas Instruments, Inc. (Semiconductors)	5,082	114,345
Textron, Inc. (Miscellaneous Manufacturing)	1,100	21,483
The AES Corp.* (Electric)	2,706	34,177
The Charles Schwab Corp. (Diversified Financial Services)	3,850	70,417
The Dow Chemical Co. (Chemicals)	4,642	125,752
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	462	24,264
The Gap, Inc. (Retail)	1,914	36,519
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,068	307,553

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	968	$12,913
The Hershey Co. (Food)	660	24,044
The New York Times Co. - Class A* (Media)	462	5,969
The Pepsi Bottling Group, Inc. (Beverages)	572	21,278
The Stanley Works (Hand/Machine Tools)	308	15,785
The Travelers Cos., Inc. (Insurance)	2,200	111,474
The Williams Cos., Inc. (Pipelines)	2,354	49,057
Thermo Fisher Scientific, Inc.* (Electronics)	1,650	76,148
Tiffany & Co. (Retail)	484	19,655
Time Warner Cable, Inc. (Media)	1,430	62,334
Time Warner, Inc. (Media)	4,730	129,839
Titanium Metals Corp.* (Mining)	330	3,838
TJX Cos., Inc. (Retail)	1,694	64,389
Torchmark Corp. (Insurance)	330	14,817
Total System Services, Inc. (Software)	792	11,334
Tyson Foods, Inc. - Class A (Food)	1,232	17,026
U.S. Bancorp (Banks)	7,744	194,220
Union Pacific Corp. (Transportation)	2,046	123,783
United Parcel Service, Inc. - Class B (Transportation)	4,026	232,582
United States Steel Corp. (Iron/Steel)	572	25,414
United Technologies Corp. (Aerospace/Defense)	3,806	256,829
UnitedHealth Group, Inc. (Healthcare - Services)	4,708	155,364
UnumProvident Corp. (Insurance)	1,342	26,263
V.F. Corp. (Apparel)	352	25,355
Valero Energy Corp. (Oil & Gas)	2,288	42,145
Varian Medical Systems, Inc.* (Healthcare - Products)	484	24,340
Ventas, Inc. (REIT)	616	25,995
VeriSign, Inc.* (Internet)	770	17,641
Verizon Communications, Inc. (Telecommunications)	11,528	339,154
Viacom, Inc. - Class B* (Media)	2,464	71,801
Visa, Inc. - Class A (Commercial Services)	1,804	147,982
Vornado Realty Trust (REIT)	616	39,843
Vulcan Materials Co. (Building Materials)	506	22,360
W.W. Grainger, Inc. (Distribution/Wholesale)	242	24,026
Wal-Mart Stores, Inc. (Retail)	8,646	461,956
Walgreen Co. (Retail)	4,004	144,344
Walt Disney Co. (Media)	7,744	228,835
Washington Post Co. - Class B (Media)	22	9,562
Waste Management, Inc. (Environmental Control)	1,980	63,459
Waters Corp.* (Electronics)	374	21,311
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	418	16,039
WellPoint, Inc.* (Healthcare - Services)	1,848	117,755
Wells Fargo & Co. (Banks)	20,746	589,809
Western Digital Corp.* (Computers)	902	34,267
Western Union Co. (Commercial Services)	2,794	51,801

	Shares	Value
Common Stocks, continued
Weyerhaeuser Co. (Forest Products & Paper)	858	$34,234
Whirlpool Corp. (Home Furnishings)	286	21,501
Whole Foods Market, Inc.* (Food)	550	14,971
Windstream Corp. (Telecommunications)	1,760	18,146
Wisconsin Energy Corp. (Electric)	462	22,610
Wyndham Worldwide Corp. (Lodging)	704	14,777
Wynn Resorts, Ltd. (Lodging)	264	16,336
Xcel Energy, Inc. (Electric)	1,848	38,401
Xerox Corp. (Office/Business Equipment)	3,520	30,694
Xilinx, Inc. (Semiconductors)	1,122	26,457
XL Capital, Ltd. - Class A (Insurance)	1,386	23,243
XTO Energy, Inc. (Oil & Gas)	2,354	104,918
Yahoo!, Inc.* (Internet)	4,818	72,318
YUM! Brands, Inc. (Retail)	1,892	64,725
Zimmer Holdings, Inc.* (Healthcare - Products)	858	48,323
Zions Bancorp (Banks)	550	10,434
TOTAL COMMON STOCKS (Cost $26,742,819)		38,606,846
	Principal Amount
Repurchase Agreements (20.4%)
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $4,349,015 (Collateralized by $4,418,000 of various U.S. Government Agency Obligations, 0.14%‡–6.25%, 3/5/10-2/1/11, market value $4,438,828)	$4,349,000	4,349,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $3,263,011 (Collateralized by $3,244,000 of various U.S. Government Agency Obligations, 0.06%‡–3.50%, 3/25/10-8/25/14, market value $3,329,121)	3,263,000	3,263,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $2,417,008 (Collateralized by $2,478,000 U.S. Treasury Notes, 1.75%, 3/31/14, market value $2,465,610)	2,417,000	2,417,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,029,000)		10,029,000
TOTAL INVESTMENT SECURITIES (Cost $36,771,819) — 99.0%		48,635,846
Net other assets (liabilities) — 1.0%		493,221
NET ASSETS — 100.0%		$49,129,067

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $600,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2010
(unaudited)

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 3/19/10 (Underlying notional amount at value $5,294,025)	99	$(153,053)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$1,394,136	$(30,567)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	$3,747,561	$(142,303)
		$(172,870)

Bull ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Advertising	$56,915	0.1%
Aerospace/Defense	890,745	1.8%
Agriculture	496,168	1.0%
Airlines	33,899	0.1%
Apparel	187,480	0.4%
Auto Manufacturers	198,581	0.4%
Auto Parts & Equipment	88,221	0.2%
Banks	2,117,465	4.3%
Beverages	1,024,520	2.1%
Biotechnology	514,358	1.0%
Building Materials	42,049	0.1%
Chemicals	603,197	1.2%
Coal	91,956	0.2%
Commercial Services	851,141	1.7%
Computers	2,265,954	4.6%
Cosmetics/Personal Care	966,064	2.0%
Distribution/Wholesale	69,967	0.1%
Diversified Financial Services	2,102,251	4.3%
Electric	1,322,378	2.7%
Electrical Components & Equipment	137,203	0.3%
Electronics	202,156	0.4%
Energy - Alternate Sources	19,941	NM
Engineering & Construction	51,207	0.1%
Entertainment	36,818	0.1%
Environmental Control	115,699	0.2%
Food	769,929	1.6%
Forest Products & Paper	114,340	0.2%
Gas	57,375	0.1%
Hand/Machine Tools	40,427	0.1%
Healthcare - Products	1,474,790	3.0%
Healthcare - Services	469,923	1.0%
Holding Companies - Diversified	17,194	NM
Home Builders	36,452	0.1%
Home Furnishings	30,886	0.1%
Household Products/Wares	170,841	0.3%
Housewares	15,226	NM
Insurance	976,673	2.0%
Internet	1,032,201	2.1%
Iron/Steel	123,696	0.3%
Leisure Time	80,173	0.2%
Lodging	82,581	0.2%
Machinery - Construction & Mining	131,018	0.3%
Machinery - Diversified	169,904	0.3%

Media	1,024,043	2.1%
Metal Fabricate/Hardware	57,888	0.1%
Mining	254,739	0.5%
Miscellaneous Manufacturing	1,404,928	2.9%
Office/Business Equipment	48,183	0.1%
Oil & Gas	3,541,192	7.2%
Oil & Gas Services	658,874	1.3%
Packaging & Containers	73,852	0.2%
Pharmaceuticals	2,440,779	5.0%
Pipelines	162,698	0.3%
REIT	422,421	0.9%
Real Estate	13,259	NM
Retail	2,381,758	4.8%
Savings & Loans	25,399	0.1%
Semiconductors	947,108	1.9%
Software	1,832,381	3.7%
Telecommunications	2,208,876	4.5%
Textiles	13,258	NM
Toys/Games/Hobbies	43,419	0.1%
Transportation	771,829	1.6%
Other**	10,522,221	21.4%

Total	$49,129,067	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	January 31, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investment Securities:
Common Stocks	$38,606,846	$—	$—	$38,606,846
Repurchase Agreements	—	10,029,000	—	10,029,000

Total Investment Securities	38,606,846	10,029,000	—	48,635,846

Other Financial Instruments^	(153,053)	(172,870)	—	(325,923)

Total Investments	$38,453,793	$9,856,130	$—	$48,309,923

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks (40.8%)
1st Source Corp. (Banks)	425	$6,481
3Com Corp.* (Telecommunications)	5,355	39,895
3PAR, Inc.* (Computers)	595	5,754
99 Cents Only Stores* (Retail)	850	11,084
AAON, Inc. (Building Materials)	850	17,501
AAR Corp.* (Aerospace/Defense)	850	19,694
ABIOMED, Inc.* (Healthcare - Products)	1,020	8,078
ABM Industries, Inc. (Commercial Services)	850	16,507
Acco Brands Corp.* (Household Products/Wares)	1,190	9,163
ACI Worldwide, Inc.* (Software)	680	10,887
Acme Packet, Inc.* (Telecommunications)	680	7,038
Acorda Therapeutics, Inc.* (Biotechnology)	595	16,648
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,275	21,382
Acuity Brands, Inc. (Miscellaneous Manufacturing)	765	27,372
Acxiom Corp.* (Software)	1,445	22,224
Adaptec, Inc.* (Telecommunications)	3,570	10,853
ADC Telecommunications, Inc.* (Telecommunications)	1,615	8,576
Administaff, Inc. (Commercial Services)	510	11,648
ADTRAN, Inc. (Telecommunications)	935	19,822
Advisory Board Co.* (Commercial Services)	425	13,723
Affymax, Inc.* (Biotechnology)	340	7,140
Affymetrix, Inc.* (Biotechnology)	1,530	8,078
Aircastle, Ltd. (Trucking & Leasing)	1,105	10,509
AirTran Holdings, Inc.* (Airlines)	1,785	8,604
Alaska Air Group, Inc.* (Airlines)	595	18,647
Alaska Communications Systems Group, Inc. (Telecommunications)	1,360	11,084
Albany International Corp. - Class A (Machinery - Diversified)	935	18,597
Alexander’s, Inc.* (REIT)	85	24,845
Align Technology, Inc.* (Healthcare - Products)	1,020	19,125
Alkermes, Inc.* (Pharmaceuticals)	1,360	14,878
Allied Capital Corp.* (Investment Companies)	2,465	10,254
Allied Nevada Gold Corp.* (Mining)	680	8,616
Allos Therapeutics, Inc.* (Pharmaceuticals)	1,275	9,257
AMAG Pharmaceuticals, Inc.* (Biotechnology)	255	11,215
Ambac Financial Group, Inc.* (Insurance)	5,270	3,636
AMCOL International Corp. (Mining)	510	12,816
American Campus Communities, Inc. (REIT)	935	23,992
American Dairy, Inc.* (Food)	170	3,936
American Ecology Corp. (Environmental Control)	595	9,431
American Greetings Corp. - Class A (Household Products/Wares)	595	10,996
American Italian Pasta Co. - Class A* (Food)	340	11,648

	Shares	Value
Common Stocks, continued
American Medical Systems Holdings, Inc.* (Healthcare - Products)	1,020	$19,584
American Public Education, Inc.* (Commercial Services)	255	9,726
American Reprographics Co.* (Software)	1,020	7,171
AMERIGROUP Corp.* (Healthcare - Services)	765	19,469
Amerisafe, Inc.* (Insurance)	680	11,764
Ameristar Casinos, Inc. (Lodging)	425	6,294
Ameron International Corp. (Miscellaneous Manufacturing)	170	11,735
Amkor Technology, Inc.* (Semiconductors)	2,125	12,091
AMN Healthcare Services, Inc.* (Commercial Services)	1,955	17,008
ANADIGICS, Inc.* (Semiconductors)	1,445	5,231
Analogic Corp. (Electronics)	255	10,200
AngioDynamics, Inc.* (Healthcare - Products)	680	10,914
Anixter International, Inc.* (Telecommunications)	510	21,257
AnnTaylor Stores Corp.* (Retail)	935	11,744
Apogee Enterprises, Inc. (Building Materials)	850	11,696
Apollo Investment Corp. (Investment Companies)	2,635	27,140
Applied Industrial Technologies, Inc. (Machinery - Diversified)	680	14,824
Applied Micro Circuits Corp.* (Semiconductors)	1,275	9,346
Arch Chemicals, Inc. (Chemicals)	680	19,013
ArcSight, Inc.* (Telecommunications)	340	8,075
Ardea Biosciences, Inc.* (Pharmaceuticals)	425	6,222
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,700	5,304
Arena Resources, Inc.* (Oil & Gas)	765	29,330
Ares Capital Corp. (Investment Companies)	1,615	19,864
Argo Group International Holdings, Ltd.* (Insurance)	850	22,729
Argon ST, Inc.* (Aerospace/Defense)	510	12,934
Ariba, Inc.* (Internet)	1,530	19,263
Arkansas Best Corp. (Transportation)	510	11,495
ArQule, Inc.* (Biotechnology)	1,275	4,118
Array BioPharma, Inc.* (Pharmaceuticals)	2,380	5,688
Arris Group, Inc.* (Telecommunications)	1,870	18,775
Art Technology Group, Inc.* (Internet)	2,295	10,282
Aruba Networks, Inc.* (Telecommunications)	850	8,832
ArvinMeritor, Inc.* (Auto Parts & Equipment)	1,445	14,002
Asbury Automotive Group, Inc.* (Retail)	595	6,587
Ashford Hospitality Trust* (REIT)	1,785	9,407
AsiaInfo Holdings, Inc.* (Internet)	510	12,189
Assured Guaranty, Ltd. (Insurance)	850	19,261
Astec Industries, Inc.* (Machinery - Construction & Mining)	425	10,578

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Astoria Financial Corp. (Savings & Loans)	1,700	$22,440
ATC Technology Corp.* (Auto Parts & Equipment)	595	13,013
athenahealth, Inc.* (Software)	425	16,719
Atheros Communications* (Telecommunications)	935	29,985
Atlantic Tele-Network, Inc. (Environmental Control)	170	8,233
Atlas Air Worldwide Holdings, Inc.* (Transportation)	340	12,468
Atlas Energy, Inc.* (Oil & Gas)	850	25,712
ATMI, Inc.* (Semiconductors)	680	11,410
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	680	19,149
Aviat Networks, Inc.* (Telecommunications)	1,275	9,167
Avid Technology, Inc.* (Software)	850	10,736
Avis Budget Group, Inc.* (Commercial Services)	1,445	15,635
AZZ, Inc. (Miscellaneous Manufacturing)	340	10,227
Badger Meter, Inc. (Electronics)	255	9,636
Balchem Corp. (Chemicals)	765	14,833
Baldor Electric Co. (Hand/Machine Tools)	935	23,076
Baldwin & Lyons, Inc. - Class B (Insurance)	595	14,155
Bally Technologies, Inc.* (Entertainment)	765	30,348
BancFirst Corp. (Banks)	340	13,702
Bank Mutual Corp. (Banks)	2,040	13,627
Bare Escentuals, Inc.* (Cosmetics/Personal Care)	1,190	21,622
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,020	16,361
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	850	14,280
Belden, Inc. (Electrical Components & Equipment)	935	21,346
Benchmark Electronics, Inc.* (Electronics)	1,190	21,682
Berry Petroleum Co. - Class A (Oil & Gas)	850	23,018
Bill Barrett Corp.* (Oil & Gas)	850	26,350
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	340	12,852
BioMed Realty Trust, Inc. (REIT)	1,530	22,292
Black Box Corp. (Telecommunications)	340	9,347
Blackbaud, Inc. (Software)	850	18,955
Blackboard, Inc.* (Software)	510	20,099
Blount International, Inc.* (Machinery - Diversified)	1,020	11,363
Blue Coat Systems, Inc.* (Internet)	680	16,762
Bob Evans Farms, Inc. (Retail)	680	18,979
Boston Private Financial Holdings, Inc. (Banks)	1,700	12,189
BPZ Resources, Inc.* (Oil & Gas)	1,360	8,078
Brady Corp. - Class A (Electronics)	850	24,021
Brigham Exploration Co.* (Oil & Gas)	2,040	26,602
Bristow Group, Inc.* (Transportation)	510	18,207

	Shares	Value
Common Stocks, continued
Brooks Automation, Inc.* (Semiconductors)	1,700	$14,178
Brown Shoe Co., Inc. (Retail)	1,020	12,495
Bruker Corp.* (Healthcare - Products)	765	9,387
Brunswick Corp. (Leisure Time)	1,530	16,417
Brush Engineered Materials, Inc.* (Mining)	510	9,165
Buffalo Wild Wings, Inc.* (Retail)	340	15,915
CACI International, Inc. - Class A* (Computers)	510	24,465
Calamos Asset Management, Inc. (Diversified Financial Services)	510	6,605
Calgon Carbon Corp.* (Environmental Control)	765	10,243
California Water Service Group (Water)	510	18,523
Capella Education Co.* (Commercial Services)	255	18,712
Capstead Mortgage Corp. (REIT)	1,105	14,674
CardioNet, Inc.* (Healthcare - Products)	510	3,091
Carrizo Oil & Gas, Inc.* (Oil & Gas)	680	16,320
Carter’s, Inc.* (Apparel)	850	21,981
Casey’s General Stores, Inc. (Retail)	765	23,470
Cash America International, Inc. (Retail)	425	15,976
Cass Information Systems, Inc. (Banks)	340	10,234
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	595	23,401
Cathay Bancorp, Inc. (Banks)	935	8,957
Cavium Networks, Inc.* (Semiconductors)	595	12,858
CBIZ, Inc.* (Commercial Services)	2,550	18,487
CEC Entertainment, Inc.* (Retail)	425	14,106
Celera Corp.* (Biotechnology)	1,360	9,153
Centene Corp.* (Healthcare - Services)	680	13,090
Central Garden & Pet Co. - Class A* (Household Products/Wares)	935	8,219
Century Aluminum Co.* (Mining)	1,020	11,546
Cenveo, Inc.* (Commercial Services)	1,530	11,047
Cepheid, Inc.* (Healthcare - Products)	1,105	16,232
Ceradyne, Inc.* (Miscellaneous Manufacturing)	510	9,965
Charming Shoppes, Inc.* (Retail)	1,870	10,865
Chart Industries, Inc.* (Machinery - Diversified)	510	8,226
Chattem, Inc.* (Cosmetics/Personal Care)	170	15,888
Checkpoint Systems, Inc.* (Electronics)	850	13,634
Cheesecake Factory, Inc.* (Retail)	935	19,766
Chemed Corp. (Commercial Services)	425	19,762
Chemical Financial Corp. (Banks)	850	18,011
Churchill Downs, Inc. (Entertainment)	340	12,342
Cincinnati Bell, Inc.* (Telecommunications)	4,250	12,368
CIRCOR International, Inc. (Metal Fabricate/Hardware)	425	12,006
Cirrus Logic, Inc.* (Semiconductors)	1,700	11,594
Citi Trends, Inc.* (Retail)	255	7,938

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
City Holding Co. (Banks)	510	$16,029
CKE Restaurants, Inc. (Retail)	1,360	11,370
CKX, Inc.* (Media)	1,190	4,831
Clarcor, Inc. (Miscellaneous Manufacturing)	765	24,771
Clean Harbors, Inc.* (Environmental Control)	255	14,601
Clearwater Paper Corp.* (Forest Products & Paper)	255	12,477
Coeur d’Alene Mines Corp.* (Mining)	765	10,725
Coinstar, Inc.* (Commercial Services)	595	15,369
Coldwater Creek, Inc.* (Retail)	1,275	5,687
Collective Brands, Inc.* (Retail)	935	18,401
Colonial Properties Trust (REIT)	1,190	13,102
Community Bank System, Inc. (Banks)	1,105	23,106
Commvault Systems, Inc.* (Software)	680	14,409
Compellent Technologies, Inc.* (Computers)	425	8,449
Complete Production Services, Inc.* (Oil & Gas Services)	1,870	23,431
Computer Programs & Systems, Inc. (Software)	255	9,596
comScore, Inc.* (Internet)	425	5,767
Comtech Telecommunications Corp.* (Telecommunications)	425	15,028
Conceptus, Inc.* (Healthcare - Products)	595	11,549
Concur Technologies, Inc.* (Software)	595	23,592
CONMED Corp.* (Healthcare - Products)	765	16,455
Conseco, Inc.* (Insurance)	3,400	16,184
Consolidated Communications Holdings, Inc. (Telecommunications)	935	16,017
Contango Oil & Gas Co.* (Oil & Gas)	255	12,431
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,105	18,818
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	425	12,674
Corinthian Colleges, Inc.* (Commercial Services)	1,105	15,470
CRA International, Inc.* (Commercial Services)	340	8,823
Cracker Barrel Old Country Store, Inc. (Retail)	425	15,708
Crocs, Inc.* (Apparel)	1,190	8,747
CSG Systems International, Inc.* (Software)	935	18,148
Cubic Corp. (Electronics)	340	13,277
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	850	17,416
Curtiss-Wright Corp. (Aerospace/Defense)	680	20,781
Cyberonics, Inc.* (Healthcare - Products)	595	11,150
CyberSource Corp.* (Internet)	1,020	18,442
Cymer, Inc.* (Electronics)	510	15,999
Cypress Bioscience, Inc.* (Pharmaceuticals)	935	4,815
Darling International, Inc.* (Environmental Control)	1,615	12,581
DCT Industrial Trust, Inc. (REIT)	3,060	15,147

	Shares	Value
Common Stocks, continued
DealerTrack Holdings, Inc.* (Internet)	765	$13,747
Deckers Outdoor Corp.* (Apparel)	170	16,689
Delphi Financial Group, Inc. - Class A (Insurance)	765	15,491
Delta Petroleum Corp.* (Oil & Gas)	3,145	3,994
Deluxe Corp. (Commercial Services)	1,020	18,982
Denny’s Corp.* (Retail)	3,400	8,228
Developers Diversified Realty Corp. (REIT)	2,465	20,336
Dexcom, Inc.* (Healthcare - Products)	850	7,701
DHT Maritime, Inc. (Transportation)	2,380	8,973
Diamond Foods, Inc. (Food)	340	12,213
DiamondRock Hospitality Co. (REIT)	2,022	16,462
Digital River, Inc.* (Internet)	595	14,952
Dillards, Inc. - Class A (Retail)	935	15,484
DineEquity, Inc.* (Retail)	170	3,866
Diodes, Inc.* (Semiconductors)	510	8,507
Dionex Corp.* (Electronics)	340	23,749
Dolan Media* (Media)	510	5,039
Dollar Financial Corp.* (Commercial Services)	510	11,501
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	340	8,282
Domtar Corp.* (Forest Products & Paper)	765	37,156
Dress Barn, Inc.* (Retail)	935	22,010
Drew Industries, Inc.* (Building Materials)	680	12,648
Drill-Quip, Inc.* (Oil & Gas Services)	510	26,770
Durect Corp.* (Pharmaceuticals)	2,465	5,349
Dycom Industries, Inc.* (Engineering & Construction)	680	5,556
E* TRADE Financial Corp.* (Diversified Financial Services)	7,395	11,240
EarthLink, Inc. (Internet)	2,125	17,234
East West Bancorp, Inc. (Banks)	1,360	22,345
EastGroup Properties, Inc. (REIT)	510	19,513
Eastman Kodak Co.* (Miscellaneous Manufacturing)	4,675	28,284
Eclipsys Corp.* (Software)	850	14,178
eHealth, Inc.* (Insurance)	510	9,282
Electro Scientific Industries, Inc.* (Electronics)	935	10,481
Electronics for Imaging, Inc.* (Computers)	1,275	14,777
EMCOR Group, Inc.* (Engineering & Construction)	1,020	24,541
Emeritus Corp.* (Healthcare - Services)	510	9,282
Employers Holdings, Inc. (Insurance)	935	12,370
Emulex Corp.* (Semiconductors)	1,275	14,331
Encore Wire Corp. (Electrical Components & Equipment)	510	10,205
EnergySolutions, Inc. (Environmental Control)	1,190	9,937
EnerSys* (Electrical Components & Equipment)	680	13,253
Ennis, Inc. (Household Products/Wares)	935	14,025
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	595	14,488
Entegris, Inc.* (Semiconductors)	2,720	9,901

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Entertainment Properties Trust (REIT)	765	$26,706
EPIQ Systems, Inc.* (Software)	680	8,126
Equity Lifestyle Properties, Inc. (REIT)	595	28,750
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	425	13,893
Esterline Technologies Corp.* (Aerospace/Defense)	595	22,467
Euronet Worldwide, Inc.* (Commercial Services)	935	19,093
ev3, Inc.* (Healthcare - Products)	1,105	16,111
Evercore Partners, Inc. - Class A (Diversified Financial Services)	340	10,156
Exelixis, Inc.* (Biotechnology)	2,040	13,525
Exponent, Inc.* (Commercial Services)	510	13,724
Extra Space Storage, Inc. (REIT)	1,785	20,260
F.N.B. Corp. (Banks)	1,785	12,656
Fair Isaac Corp. (Software)	935	20,505
Federal Signal Corp. (Miscellaneous Manufacturing)	1,360	8,826
FEI Co.* (Electronics)	595	12,376
FelCor Lodging Trust, Inc.* (REIT)	1,700	6,426
Financial Federal Corp. (Diversified Financial Services)	680	18,537
First BanCorp (Banks)	1,785	4,070
First Commonwealth Financial Corp. (Banks)	2,210	12,951
First Financial Bancorp (Banks)	1,275	20,910
First Financial Corp. (Banks)	340	9,384
First Merchants Corp. (Banks)	1,445	9,768
First Midwest Bancorp, Inc. (Banks)	1,360	17,911
FirstMerit Corp. (Banks)	1,275	26,125
Flagstone Reinsurance Holdings, Ltd. (Insurance)	1,445	15,129
Flushing Financial Corp. (Savings & Loans)	935	11,454
Force Protection, Inc.* (Auto Manufacturers)	1,020	5,192
Forestar Group, Inc.* (Real Estate)	680	12,628
FormFactor, Inc.* (Semiconductors)	935	14,464
Fossil, Inc.* (Household Products/Wares)	765	24,977
FPIC Insurance Group, Inc.* (Insurance)	425	16,129
Franklin Electric Co., Inc. (Hand/Machine Tools)	595	15,488
Franklin Street Properties Corp. (REIT)	1,020	12,811
Fred’s, Inc. (Retail)	850	8,526
Fresh Del Monte Produce, Inc.* (Food)	680	13,824
Fuller (H.B.) Co. (Chemicals)	1,020	20,420
FX Energy, Inc.* (Oil & Gas)	1,615	4,780
Gartner Group, Inc.* (Commercial Services)	1,020	21,828
General Communication, Inc. - Class A* (Telecommunications)	1,190	7,057
General Maritime Corp. (Oil & Gas Services)	1,190	9,211
Genesco, Inc.* (Retail)	425	10,022
Genesee & Wyoming, Inc. - Class A* (Transportation)	595	17,535

	Shares	Value
Common Stocks, continued
Genoptix, Inc.* (Healthcare - Services)	340	$11,070
GeoEye, Inc.* (Telecommunications)	340	8,728
GFI Group, Inc. (Diversified Financial Services)	1,105	5,381
Glacier Bancorp, Inc. (Banks)	1,105	15,846
Glatfelter (Forest Products & Paper)	1,360	18,768
Global Cash Access Holdings, Inc.* (Commercial Services)	765	6,197
Global Industries, Ltd.* (Oil & Gas Services)	2,040	14,219
Globecomm Systems, Inc.* (Telecommunications)	1,190	8,651
GMX Resources, Inc.* (Oil & Gas)	765	8,101
Golar LNG, Ltd.* (Transportation)	935	10,958
Goodrich Petroleum Corp.* (Oil & Gas)	510	10,623
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,955	24,555
Gran Tierra Energy, Inc.* (Oil & Gas)	3,485	17,042
Granite Construction, Inc. (Engineering & Construction)	510	15,749
Graphic Packaging Holding Co.* (Packaging & Containers)	2,465	8,332
Greatbatch, Inc.* (Electrical Components & Equipment)	510	10,022
Group 1 Automotive, Inc.* (Retail)	425	12,325
GulfMark Offshore, Inc.* (Transportation)	595	14,607
Haemonetics Corp.* (Healthcare - Products)	340	19,247
Halozyme Therapeutics, Inc.* (Biotechnology)	1,700	9,214
Hancock Holding Co. (Banks)	425	17,399
Harleysville National Corp. (Banks)	1,870	11,949
Harmonic, Inc.* (Telecommunications)	2,125	12,899
Harte-Hanks, Inc. (Advertising)	1,190	12,566
Hatteras Financial Corp. (REIT)	510	13,969
Haynes International, Inc. (Metal Fabricate/Hardware)	340	9,959
Headwaters, Inc.* (Energy - Alternate Sources)	1,615	8,866
Healthcare Realty Trust, Inc. (REIT)	1,190	24,954
Healthcare Services Group, Inc. (Commercial Services)	850	17,425
HEALTHSOUTH Corp.* (Healthcare - Services)	1,105	19,901
HealthSpring, Inc.* (Healthcare - Services)	850	14,781
Healthways, Inc.* (Healthcare - Services)	595	10,151
Heartland Express, Inc. (Transportation)	1,020	14,168
Heartland Payment Systems, Inc. (Commercial Services)	765	10,917
HEICO Corp. (Aerospace/Defense)	425	18,075
Heidrick & Struggles International, Inc. (Commercial Services)	595	15,131
Helen of Troy, Ltd.* (Household Products/Wares)	680	16,028
Hercules Offshore, Inc.* (Oil & Gas Services)	2,550	9,945

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Herman Miller, Inc. (Office Furnishings)	935	$15,792
Hexcel Corp.* (Aerospace/Defense Equipment)	1,700	18,700
Highwoods Properties, Inc. (REIT)	1,020	30,814
HMS Holdings Corp.* (Commercial Services)	425	19,163
Home Federal Bancorp, Inc. (Savings & Loans)	935	12,436
Home Properties, Inc. (REIT)	680	30,144
Horace Mann Educators Corp. (Insurance)	935	11,211
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	765	16,455
Horsehead Holding Corp.* (Mining)	935	9,163
Hot Topic, Inc.* (Retail)	1,020	5,865
HSN, Inc.* (Retail)	765	14,642
Hub Group, Inc. - Class A* (Transportation)	595	14,345
Human Genome Sciences, Inc.* (Biotechnology)	2,125	56,249
Huron Consulting Group, Inc.* (Commercial Services)	340	8,106
Iconix Brand Group, Inc.* (Apparel)	1,105	13,945
ICU Medical, Inc.* (Healthcare - Products)	340	11,825
II-VI, Inc.* (Electronics)	510	13,637
Immucor, Inc.* (Healthcare - Products)	1,020	18,921
ImmunoGen, Inc.* (Biotechnology)	1,275	8,912
Impax Laboratories, Inc.* (Pharmaceuticals)	935	12,436
Independent Bank Corp./MA (Banks)	765	17,824
Infinera Corp.* (Telecommunications)	1,105	7,569
Infinity Property & Casualty Corp. (Insurance)	510	20,227
Informatica Corp.* (Software)	1,275	30,205
Information Services Group, Inc.* (Commercial Services)	2,805	10,182
Inland Real Estate Corp. (REIT)	2,465	20,805
Innospec, Inc. (Chemicals)	595	5,801
Insight Enterprises, Inc.* (Retail)	765	8,805
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	510	10,445
Insteel Industries, Inc. (Miscellaneous Manufacturing)	850	8,398
InterDigital, Inc.* (Telecommunications)	680	16,857
Interface, Inc. - Class A (Office Furnishings)	1,020	8,272
Intermec, Inc.* (Machinery - Diversified)	1,275	16,919
Interval Leisure Group, Inc.* (Leisure Time)	680	8,650
Intevac, Inc.* (Machinery - Diversified)	935	13,305
Invacare Corp. (Healthcare - Products)	850	21,284
inVentiv Health, Inc.* (Advertising)	680	10,452
ION Geophysical Corp.* (Oil & Gas Services)	2,295	10,901
IPC The Hospitalist Co.* (Healthcare - Services)	255	8,667

	Shares	Value
Common Stocks, continued
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,360	$15,178
J. Crew Group, Inc.* (Retail)	595	23,330
j2 Global Communications, Inc.* (Internet)	850	17,459
Jack Henry & Associates, Inc. (Computers)	1,360	29,866
Jack in the Box, Inc.* (Retail)	1,020	19,900
Jackson Hewitt Tax Service, Inc.* (Commercial Services)	935	2,562
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	935	10,285
James River Coal Co.* (Coal)	595	9,312
JetBlue Airways Corp.* (Airlines)	3,655	18,056
Jo-Ann Stores, Inc.* (Retail)	510	17,860
John Bean Technologies Corp. (Miscellaneous Manufacturing)	595	9,812
Jones Apparel Group, Inc. (Apparel)	1,445	20,866
Jos. A. Bank Clothiers, Inc.* (Retail)	340	14,249
K-Swiss, Inc. - Class A* (Apparel)	1,275	11,577
Kaiser Aluminum Corp. (Mining)	340	11,951
Kaman Corp. (Aerospace/Defense)	595	14,810
Kaydon Corp. (Metal Fabricate/Hardware)	510	16,672
KBW, Inc.* (Diversified Financial Services)	425	11,288
Kelly Services, Inc. - Class A* (Commercial Services)	1,105	14,498
Kenexa Corp.* (Commercial Services)	595	5,902
Key Energy Services, Inc.* (Oil & Gas Services)	2,720	26,302
Keynote Systems, Inc. (Internet)	935	9,041
Kforce, Inc.* (Commercial Services)	1,275	17,047
Kindred Healthcare, Inc.* (Healthcare - Services)	680	11,499
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	1,360	21,270
Knight Transportation, Inc. (Transportation)	1,020	18,462
Knightsbridge Tankers, Ltd. (Transportation)	680	9,799
Kopin Corp.* (Semiconductors)	1,785	7,336
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	425	11,866
L-1 Identity Solutions, Inc.* (Electronics)	1,445	10,823
L.B. Foster Co. - Class A* (Metal Fabricate/Hardware)	340	9,173
Laclede Group, Inc. (Gas)	510	16,453
Ladish Co., Inc.* (Metal Fabricate/Hardware)	595	9,193
Lakeland Financial Corp. (Banks)	510	9,461
Lancaster Colony Corp. (Miscellaneous Manufacturing)	340	18,547
Lance, Inc. (Food)	680	15,123
Landauer, Inc. (Commercial Services)	255	15,081
LaSalle Hotel Properties (REIT)	1,020	20,553
Lawson Software, Inc.* (Software)	2,720	16,483
Lexington Realty Trust (REIT)	2,295	13,655
LHC Group, Inc.* (Healthcare - Services)	340	10,469
Ligand Pharmaceuticals, Inc. - Class B* (Pharmaceuticals)	2,295	4,062

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Littelfuse, Inc.* (Electrical Components & Equipment)	595	$17,886
Live Nation, Inc.* (Commercial Services)	3,163	36,280
Liz Claiborne, Inc.* (Apparel)	2,635	12,832
Loral Space & Communications, Inc.* (Telecommunications)	170	4,840
Louisiana-Pacific Corp.* (Forest Products & Paper)	2,295	16,317
Lufkin Industries, Inc. (Oil & Gas Services)	340	21,549
Luminex Corp.* (Healthcare - Products)	680	9,200
M&F Worldwide Corp.* (Food)	340	12,339
Magellan Health Services, Inc.* (Healthcare - Services)	595	23,491
MainSource Financial Group, Inc. (Banks)	1,020	5,620
ManTech International Corp. - Class A* (Software)	340	16,289
Marcus Corp. (Lodging)	850	9,503
MarketAxess Holdings, Inc. (Diversified Financial Services)	680	9,268
Martek Biosciences Corp.* (Biotechnology)	765	16,478
Masimo Corp.* (Healthcare - Products)	850	23,596
MasTec, Inc.* (Telecommunications)	850	10,447
Matrix Service Co.* (Oil & Gas Services)	680	6,861
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	595	20,141
Max Capital Group, Ltd. (Insurance)	765	17,228
MB Financial, Inc. (Banks)	1,190	24,133
McGrath Rentcorp (Commercial Services)	510	10,746
McMoRan Exploration Co.* (Oil & Gas)	1,615	24,564
Meadowbrook Insurance Group, Inc. (Insurance)	1,615	10,901
MedAssets, Inc.* (Software)	680	13,763
Mediacom Communications Corp. - Class A* (Media)	1,360	5,658
Medical Properties Trust, Inc. (REIT)	1,700	17,017
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	935	21,608
Mentor Graphics Corp.* (Computers)	1,785	14,316
MercadoLibre, Inc.* (Commercial Services)	340	12,930
Meridian Bioscience, Inc. (Healthcare - Products)	595	11,924
Merit Medical Systems, Inc.* (Healthcare - Products)	765	13,640
Meritage Homes Corp.* (Home Builders)	425	9,516
MF Global Holdings, Ltd.* (Diversified Financial Services)	765	5,011
MFA Financial, Inc. (REIT)	3,145	23,147
MGE Energy, Inc. (Electric)	680	22,732
MGIC Investment Corp.* (Insurance)	1,445	8,742
Microsemi Corp.* (Semiconductors)	1,275	19,048
Mid-America Apartment Communities, Inc. (REIT)	510	23,929
Middlesex Water Co. (Water)	1,105	19,061

	Shares	Value
Common Stocks, continued
MKS Instruments, Inc.* (Semiconductors)	1,190	$19,754
Mobile Mini, Inc.* (Storage/Warehousing)	935	13,137
ModusLink Global Solutions, Inc.* (Internet)	1,020	10,353
Momenta Pharmaceuticals, Inc.* (Biotechnology)	680	9,921
Monolithic Power Systems, Inc.* (Semiconductors)	595	12,269
Montpelier Re Holdings, Ltd. (Insurance)	1,955	33,020
Moog, Inc. - Class A* (Aerospace/Defense)	680	20,522
Move, Inc.* (Internet)	3,060	5,355
Mueller Industries, Inc. (Metal Fabricate/Hardware)	680	16,721
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	2,125	9,584
National CineMedia, Inc. (Entertainment)	680	10,186
National Financial Partners* (Diversified Financial Services)	680	5,746
National Penn Bancshares, Inc. (Banks)	2,380	14,280
National Presto Industries, Inc. (Housewares)	170	19,468
National Retail Properties, Inc. (REIT)	1,275	25,755
Natus Medical, Inc.* (Healthcare - Products)	850	11,535
Navigant Consulting Co.* (Commercial Services)	1,020	13,831
NBT Bancorp, Inc. (Banks)	765	15,958
Nektar Therapeutics* (Biotechnology)	1,530	17,473
Neogen Corp.* (Pharmaceuticals)	595	12,644
Net 1 UEPS Technologies, Inc.* (Commercial Services)	850	15,198
Netezza Corp.* (Computers)	1,020	9,272
NETGEAR, Inc.* (Telecommunications)	680	14,035
Netlogic Microsystems, Inc.* (Semiconductors)	340	13,926
Neutral Tandem, Inc.* (Telecommunications)	425	6,571
NewAlliance Bancshares, Inc. (Savings & Loans)	1,870	21,767
NewMarket Corp. (Chemicals)	170	15,337
Newpark Resources, Inc.* (Oil & Gas Services)	2,635	10,514
Newport Corp.* (Electronics)	1,700	14,467
NIC, Inc. (Internet)	1,360	11,533
Nicor, Inc. (Gas)	765	30,998
Nordson Corp. (Machinery - Diversified)	510	28,835
Northwest Natural Gas Co. (Gas)	510	22,119
Novatel Wireless, Inc.* (Telecommunications)	765	5,722
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,700	5,814
NTELOS Holdings Corp. (Telecommunications)	595	9,669
Nu Skin Enterprises, Inc. (Retail)	1,020	23,705

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
NuVasive, Inc.* (Healthcare - Products)	510	$14,076
Ocwen Financial Corp.* (Diversified Financial Services)	595	5,450
OfficeMax, Inc.* (Retail)	1,530	19,844
Old Dominion Freight Line, Inc.* (Transportation)	425	11,688
Old National Bancorp (Banks)	1,700	20,468
Olin Corp. (Chemicals)	1,445	23,842
OM Group, Inc.* (Chemicals)	510	16,636
OMEGA Healthcare Investors, Inc. (REIT)	1,785	33,397
Omnicell, Inc.* (Software)	765	9,165
OmniVision Technologies, Inc.* (Semiconductors)	1,020	13,158
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	850	24,446
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	425	5,236
optionsXpress Holdings, Inc. (Diversified Financial Services)	680	9,758
Orbital Sciences Corp.* (Aerospace/Defense)	1,190	18,814
Orient-Express Hotels, Ltd. - Class A* (Lodging)	1,020	9,955
Oriental Financial Group, Inc. (Banks)	595	6,771
Orion Marine Group, Inc.* (Engineering & Construction)	340	6,436
Orthofix International N.V.* (Healthcare - Products)	425	12,805
Orthovita, Inc.* (Healthcare - Products)	1,445	5,260
Otter Tail Corp. (Electric)	680	14,688
Owens & Minor, Inc. (Distribution/Wholesale)	595	23,854
Pacific Sunwear of California, Inc.* (Retail)	1,360	4,787
PacWest Bancorp (Banks)	595	12,346
PAETEC Holding Corp.* (Telecommunications)	2,465	7,814
Palm, Inc.* (Computers)	1,020	10,598
Palomar Medical Technologies, Inc.* (Healthcare - Products)	425	3,910
Papa John’s International, Inc.* (Retail)	510	12,036
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	680	17,898
Parametric Technology Corp.* (Software)	1,785	29,560
PAREXEL International Corp.* (Commercial Services)	850	16,439
Park Electrochemical Corp. (Electronics)	680	17,850
Parker Drilling Co.* (Oil & Gas)	2,720	13,083
PDL BioPharma, Inc. (Biotechnology)	1,955	12,512
Pegasystems, Inc. (Software)	340	11,305
Penn Virginia Corp. (Oil & Gas)	935	22,692
PetMed Express, Inc. (Pharmaceuticals)	680	12,532
Petroleum Development* (Oil & Gas)	595	12,471
PetroQuest Energy, Inc.* (Oil & Gas)	1,190	6,474
Pharmasset, Inc.* (Pharmaceuticals)	680	14,212

	Shares	Value
Common Stocks, continued
PharMerica Corp.* (Pharmaceuticals)	680	$11,070
Phase Forward, Inc.* (Software)	850	12,427
PHH Corp.* (Commercial Services)	765	13,342
PHI, Inc.* (Transportation)	340	6,616
PICO Holdings, Inc.* (Water)	425	13,341
Piedmont Natural Gas Co., Inc. (Gas)	1,105	28,365
Pinnacle Entertainment, Inc.* (Entertainment)	1,020	8,323
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	340	16,517
Plantronics, Inc. (Telecommunications)	850	22,457
Platinum Underwriters Holdings, Ltd. (Insurance)	765	27,739
Plexus Corp.* (Electronics)	765	26,018
PNM Resources, Inc. (Electric)	1,445	16,805
Polaris Industries, Inc. (Leisure Time)	425	18,789
Polycom, Inc.* (Telecommunications)	1,190	26,692
PolyOne Corp.* (Chemicals)	2,890	21,530
Polypore International, Inc.* (Miscellaneous Manufacturing)	595	7,991
Portland General Electric Co. (Electric)	1,190	23,205
Post Properties, Inc. (REIT)	850	15,172
Potlatch Corp. (Forest Products & Paper)	765	23,485
Powell Industries, Inc.* (Electrical Components & Equipment)	255	7,449
Power Integrations, Inc. (Semiconductors)	510	15,917
Powerwave Technologies, Inc.* (Telecommunications)	3,145	4,309
Premiere Global Services, Inc.* (Telecommunications)	1,105	8,928
PrivateBancorp, Inc. (Banks)	425	5,780
ProAssurance Corp.* (Insurance)	595	30,202
Progress Software Corp.* (Software)	935	26,302
Prospect Capital Corp. (Investment Companies)	680	7,759
Prosperity Bancshares, Inc. (Banks)	680	27,418
Provident New York Bancorp (Savings & Loans)	1,955	15,933
PSS World Medical, Inc.* (Healthcare - Products)	1,020	20,930
Psychiatric Solutions, Inc.* (Healthcare - Services)	680	14,994
Quanex Building Products Corp. (Building Materials)	935	15,035
Quantum Corp.* (Computers)	4,590	11,750
Quest Software, Inc.* (Software)	1,190	20,492
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	1,275	5,776
Quidel Corp.* (Healthcare - Products)	680	9,030
Quiksilver, Inc.* (Apparel)	2,550	5,151
Rackspace Hosting, Inc.* (Internet)	935	17,036
Radian Group, Inc. (Insurance)	1,530	9,838
Raven Industries, Inc. (Miscellaneous Manufacturing)	425	12,147
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	595	13,828
RC2 Corp.* (Toys/Games/Hobbies)	340	4,886
RCN Corp.* (Telecommunications)	1,190	11,674
Redwood Trust, Inc. (REIT)	1,105	15,801

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Regal-Beloit Corp. (Hand/Machine Tools)	935	$44,319
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	850	22,661
Regis Corp. (Retail)	850	13,541
RehabCare Group, Inc.* (Healthcare - Services)	340	9,880
Renasant Corp. (Banks)	765	10,978
Rent-A-Center, Inc.* (Commercial Services)	1,020	20,400
Res-Care, Inc.* (Healthcare - Services)	850	7,659
Resources Connection, Inc.* (Commercial Services)	850	15,181
RF Micro Devices, Inc.* (Telecommunications)	3,740	14,399
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	595	4,885
Rimage Corp.* (Computers)	510	7,604
Riverbed Technology, Inc.* (Computers)	765	17,151
RLI Corp. (Insurance)	510	26,245
Robbins & Myers, Inc. (Machinery - Diversified)	510	11,332
Rock-Tenn Co. - Class A (Forest Products & Paper)	595	25,401
Rockwood Holdings, Inc.* (Chemicals)	935	20,486
Rofin-Sinar Technologies, Inc.* (Electronics)	595	13,025
Rollins, Inc. (Commercial Services)	765	15,055
Rosetta Resources, Inc.* (Oil & Gas)	1,360	27,962
RTI Biologics, Inc.* (Healthcare - Products)	1,360	4,298
RTI International Metals, Inc.* (Mining)	595	14,726
Ruby Tuesday, Inc.* (Retail)	935	6,461
Ruddick Corp. (Food)	850	24,097
S.Y. Bancorp, Inc. (Banks)	425	9,006
S1 Corp.* (Internet)	1,530	9,149
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,020	29,845
Sally Beauty Holdings, Inc.* (Retail)	1,870	15,596
Sanderson Farms, Inc. (Food)	340	15,895
Sandy Spring Bancorp, Inc. (Banks)	680	8,153
Sapient Corp.* (Internet)	1,700	13,175
Savient Pharmaceuticals, Inc.* (Biotechnology)	595	7,634
SAVVIS, Inc.* (Telecommunications)	765	12,041
ScanSource, Inc.* (Distribution/Wholesale)	595	16,815
SCBT Financial Corp. (Banks)	510	15,300
School Specialty, Inc.* (Retail)	680	15,021
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	340	25,582
Seattle Genetics, Inc.* (Biotechnology)	1,700	17,544
Selective Insurance Group, Inc. (Insurance)	1,190	18,409
Semtech Corp.* (Semiconductors)	1,190	17,826
Sensient Technologies Corp. (Chemicals)	935	24,263
Shenandoah Telecommunications Co. (Telecommunications)	510	8,772

	Shares	Value
Common Stocks, continued
ShoreTel, Inc.* (Telecommunications)	850	$4,514
Shuffle Master, Inc.* (Entertainment)	1,105	9,823
Signature Bank* (Banks)	595	20,575
Silicon Graphics International Corp.* (Computers)	1,955	15,660
Simmons First National Corp. - Class A (Banks)	425	11,407
Simpson Manufacturing Co., Inc. (Building Materials)	765	18,865
Sinclair Broadcast Group, Inc. - Class A* (Media)	3,400	17,170
Skechers U.S.A., Inc. - Class A* (Apparel)	850	23,851
SkyWest, Inc. (Airlines)	1,275	18,653
Skyworks Solutions, Inc.* (Semiconductors)	2,295	29,124
Smart Balance, Inc.* (Food)	1,360	7,562
Smith Corp. (Miscellaneous Manufacturing)	510	21,716
Smith Micro Software, Inc.* (Software)	850	6,588
Solera Holdings, Inc. (Software)	935	30,958
Solutia, Inc.* (Chemicals)	1,530	21,037
Sonic Automotive, Inc.* (Retail)	425	4,059
Sonic Corp.* (Retail)	1,530	12,898
SONICWALL, Inc.* (Internet)	2,125	16,192
SonoSite, Inc.* (Healthcare - Products)	595	16,202
Sonus Networks, Inc.* (Telecommunications)	4,165	8,788
Sotheby’s (Commercial Services)	510	11,852
Southside Bancshares, Inc. (Banks)	595	11,841
Southwest Gas Corp. (Gas)	1,020	28,223
Spartan Motors, Inc. (Auto Parts & Equipment)	510	3,060
Spartech Corp.* (Chemicals)	510	5,146
Spherion Corp.* (Commercial Services)	1,105	6,232
SRA International, Inc. - Class A* (Computers)	680	11,710
Stage Stores, Inc. (Retail)	850	10,982
Standard Microsystems Corp.* (Semiconductors)	680	13,566
Standard Pacific Corp.* (Home Builders)	2,380	8,639
Stein Mart, Inc.* (Retail)	510	4,029
StellarOne Corp. (Banks)	595	6,224
Stepan Co. (Chemicals)	255	14,912
STERIS Corp. (Healthcare - Products)	935	24,385
Sterling Bancorp (Banks)	1,530	11,399
Sterling Bancshares, Inc. (Banks)	1,870	9,556
Steven Madden, Ltd.* (Apparel)	425	17,059
Stewart Enterprises, Inc. - Class A (Commercial Services)	1,700	8,619
Stifel Financial Corp.* (Diversified Financial Services)	425	22,227
Stone Energy Corp.* (Oil & Gas)	935	14,904
Sun Communities, Inc. (REIT)	850	15,393
Sun Healthcare Group, Inc.* (Healthcare - Services)	1,275	11,144
Sunstone Hotel Investors, Inc.* (REIT)	1,615	13,873

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Superior Industries International, Inc. (Auto Parts & Equipment)	765	$11,253
Susquehanna Bancshares, Inc. (Banks)	2,635	20,685
SVB Financial Group* (Banks)	425	18,441
Swift Energy Co.* (Oil & Gas)	1,020	25,561
Sycamore Networks, Inc. (Telecommunications)	382	7,407
Sykes Enterprises, Inc.* (Computers)	765	18,345
Symmetry Medical, Inc.* (Healthcare - Products)	1,020	9,098
Symyx Technologies, Inc.* (Chemicals)	850	4,199
Syniverse Holdings, Inc.* (Telecommunications)	935	15,717
SYNNEX Corp.* (Software)	425	11,250
Take-Two Interactive Software, Inc.* (Software)	1,105	10,254
Taleo Corp. - Class A* (Software)	595	12,084
Tanger Factory Outlet Centers, Inc. (REIT)	595	22,788
Technitrol, Inc. (Electronics)	850	3,808
Tekelec* (Telecommunications)	1,190	17,826
Teledyne Technologies, Inc.* (Aerospace/Defense)	595	22,170
TeleTech Holdings, Inc.* (Commercial Services)	595	11,329
Tempur-Pedic International, Inc.* (Home Furnishings)	1,020	25,388
Tennant Co. (Machinery - Diversified)	595	14,238
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	850	15,028
Terremark Worldwide, Inc.* (Internet)	1,530	12,515
Tessera Technologies, Inc.* (Semiconductors)	680	11,676
Tetra Tech, Inc.* (Environmental Control)	850	19,244
TETRA Technologies, Inc.* (Oil & Gas Services)	1,700	17,782
Texas Capital Bancshares, Inc.* (Banks)	935	15,755
Texas Roadhouse, Inc. - Class A* (Retail)	1,020	11,863
The Andersons, Inc. (Agriculture)	340	9,173
The Buckle, Inc. (Retail)	425	12,895
The Cato Corp. - Class A (Retail)	680	13,906
The Children’s Place Retail Stores, Inc.* (Retail)	425	13,515
The Corporate Executive Board Co. (Commercial Services)	680	15,735
The Geo Group, Inc.* (Commercial Services)	850	15,725
The Gymboree Corp.* (Apparel)	425	16,579
The Hain Celestial Group, Inc.* (Food)	850	13,592
The Men’s Wearhouse, Inc. (Retail)	935	18,840
The Pantry, Inc.* (Retail)	425	5,725
The Pep Boys - Manny, Moe & Jack (Retail)	935	7,807
The Phoenix Cos., Inc.* (Insurance)	2,125	4,994
The Ryland Group, Inc. (Home Builders)	680	15,137

	Shares	Value
Common Stocks, continued
The Timberland Co. - Class A* (Apparel)	1,020	$17,544
The Ultimate Software Group, Inc.* (Software)	510	15,249
The Warnaco Group, Inc.* (Apparel)	680	26,330
The Wet Seal, Inc. - Class A* (Retail)	2,465	8,258
Theravance, Inc.* (Pharmaceuticals)	850	9,325
Thoratec Corp.* (Healthcare - Products)	850	24,097
THQ, Inc.* (Software)	1,275	6,426
Tibco Software, Inc.* (Internet)	2,975	26,656
Titan International, Inc. (Auto Parts & Equipment)	935	7,256
TiVo, Inc.* (Home Furnishings)	1,530	13,801
TNS, Inc.* (Commercial Services)	425	9,733
Tower Group, Inc. (Insurance)	680	15,028
Towers Watson & Co. - Class A (Commercial Services)	595	25,960
Tractor Supply Co.* (Retail)	510	25,740
TradeStation Group, Inc.* (Diversified Financial Services)	1,530	10,817
Tredegar Corp. (Miscellaneous Manufacturing)	850	13,753
TreeHouse Foods, Inc.* (Food)	510	19,757
TriQuint Semiconductor, Inc.* (Semiconductors)	2,465	14,790
Triumph Group, Inc. (Aerospace/Defense)	340	17,316
True Religion Apparel, Inc.* (Apparel)	510	9,848
TrueBlue, Inc.* (Commercial Services)	1,445	20,967
TrustCo Bank Corp. NY (Banks)	2,380	14,280
Trustmark Corp. (Banks)	935	21,318
TTM Technologies, Inc.* (Electronics)	1,275	13,196
Tupperware Corp. (Household Products/Wares)	850	36,091
Tutor Perini Corp.* (Engineering & Construction)	425	8,101
Tyler Technologies, Inc.* (Computers)	935	17,513
UAL Corp.* (Airlines)	2,550	31,186
UIL Holdings Corp. (Electric)	765	20,785
UMB Financial Corp. (Banks)	595	23,508
Umpqua Holdings Corp. (Banks)	1,190	14,708
Union Bankshares Corp. (Banks)	425	5,461
Unisource Energy Corp. (Electric)	680	20,903
Unisys Corp.* (Computers)	510	14,734
United Fire & Casualty Co. (Insurance)	680	11,438
United Natural Foods, Inc.* (Food)	680	18,435
United Online, Inc. (Internet)	1,785	11,281
United Rentals, Inc.* (Commercial Services)	1,530	12,255
United Stationers, Inc.* (Distribution/Wholesale)	425	23,188
Universal Forest Products, Inc. (Building Materials)	425	14,424
Universal Health Realty Income Trust (REIT)	595	19,754
US Airways Group, Inc.* (Airlines)	3,145	16,700
USEC, Inc.* (Mining)	1,955	7,820
VAALCO Energy, Inc. (Oil & Gas)	1,955	8,270

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Valassis Communications, Inc.* (Commercial Services)	850	$17,790
ValueClick, Inc.* (Internet)	1,530	14,153
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	340	3,403
Varian, Inc.* (Electronics)	510	26,296
Veeco Instruments, Inc.* (Semiconductors)	765	24,342
VeriFone Holdings, Inc.* (Software)	1,275	22,682
ViaSat, Inc.* (Telecommunications)	510	13,938
ViroPharma, Inc.* (Pharmaceuticals)	1,445	14,277
VIVUS, Inc.* (Healthcare - Products)	1,445	12,210
Vocus, Inc.* (Internet)	425	6,851
Volcano Corp.* (Healthcare - Products)	850	16,838
W&T Offshore, Inc. (Oil & Gas)	1,190	10,603
W.R. Grace & Co.* (Chemicals)	1,105	26,387
Walter Investment Management Corp. (REIT)	255	3,463
Washington REIT (REIT)	935	24,488
Washington Trust Bancorp, Inc. (Banks)	595	10,169
Watsco, Inc. (Distribution/Wholesale)	255	12,230
Watts Water Technologies, Inc. - Class A (Electronics)	680	19,672
Wausau-Mosinee Paper Corp.* (Forest Products & Paper)	1,445	12,745
WD-40 Co. (Household Products/Wares)	510	15,693
Websense, Inc.* (Internet)	850	15,750
Webster Financial Corp. (Banks)	1,275	19,724
WellCare Health Plans, Inc.* (Healthcare - Services)	595	18,552
Werner Enterprises, Inc. (Transportation)	850	16,813
WesBanco, Inc. (Banks)	765	11,100
West Pharmaceutical Services, Inc. (Healthcare - Products)	680	24,704
Westamerica Bancorp (Banks)	425	23,621
Westfield Financial, Inc. (Banks)	1,615	13,178
Weyco Group, Inc. (Apparel)	340	7,670
WGL Holdings, Inc. (Gas)	850	26,970
Willbros Group, Inc.* (Oil & Gas Services)	935	14,296
Winn-Dixie Stores, Inc.* (Food)	1,020	10,333
Wintrust Financial Corp. (Banks)	595	20,670
Wolverine World Wide, Inc. (Apparel)	1,020	26,979
Woodward Governor Co. (Electronics)	935	23,777
World Acceptance Corp.* (Diversified Financial Services)	340	13,733
World Fuel Services Corp. (Retail)	1,020	24,511
World Wrestling Entertainment, Inc. (Entertainment)	935	14,960
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,105	15,989
Wright Express Corp.* (Commercial Services)	680	19,965
Wright Medical Group, Inc.* (Healthcare - Products)	850	15,198
XenoPort, Inc.* (Pharmaceuticals)	595	10,996
Zenith National Insurance Corp. (Insurance)	850	23,715

	Shares	Value
Common Stocks, continued
Zep, Inc. (Chemicals)	510	$11,281
Zoll Medical Corp.* (Healthcare - Products)	595	16,565
Zoran Corp.* (Semiconductors)	1,020	11,189
TOTAL COMMON STOCKS (Cost $10,052,237)		11,530,643
	Principal Amount
Repurchase Agreements (87.1%)
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $10,674,036 (Collateralized by $10,775,000 of various Federal National Mortgage Association Securities, 0.08%‡–6.25%, 4/1/10 -2/1/11, market value $10,888,174)	$10,674,000	10,674,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $8,019,027 (Collateralized by $8,183,000 of various Federal Home Loan Mortgage Corp. Securities, 0.06%‡–0.14%‡, 3/25/10-4/13/10, market value $8,180,831)	8,019,000	8,019,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $5,939,020 (Collateralized by $6,088,400 U.S. Treasury Notes, 1.75%, 3/31/14, market value $6,057,958)	5,939,000	5,939,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,632,000)		24,632,000
TOTAL INVESTMENT SECURITIES (Cost $34,684,237) — 127.9%		36,162,643
Net other assets (liabilities) — (27.9)%		(7,897,055)
NET ASSETS — 100.0%		$28,265,588

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $3,260,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 3/19/10 (Underlying notional amount at value $5,820,970)	97	$(59,037)
	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$5,273,353	$(303,260)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	$5,859,757	$(158,546)
		$(461,806)

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2010
(unaudited)

Small-Cap ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Advertising	$23,018	0.1%
Aerospace/Defense	187,583	0.7%
Aerospace/Defense Equipment	18,700	0.1%
Agriculture	9,173	NM
Airlines	111,846	0.4%
Apparel	257,648	0.9%
Auto Manufacturers	5,192	NM
Auto Parts & Equipment	82,430	0.3%
Banks	810,766	3.0%
Biotechnology	259,593	0.9%
Building Materials	90,169	0.3%
Chemicals	265,123	0.9%
Coal	9,312	NM
Commercial Services	773,102	2.7%
Computers	231,964	0.8%
Cosmetics/Personal Care	37,510	0.1%
Distribution/Wholesale	103,041	0.4%
Diversified Financial Services	183,004	0.7%
Electric	119,118	0.4%
Electrical Components & Equipment	104,716	0.4%
Electronics	337,624	1.2%
Energy - Alternate Sources	8,866	NM
Engineering & Construction	70,828	0.3%
Entertainment	85,982	0.3%
Environmental Control	84,270	0.3%
Food	178,754	0.6%
Forest Products & Paper	171,931	0.6%
Gas	153,128	0.5%
Hand/Machine Tools	82,883	0.3%
Healthcare - Products	544,189	1.9%
Healthcare - Services	226,951	0.8%
Home Builders	33,292	0.1%
Home Furnishings	39,189	0.1%
Household Products/Wares	135,192	0.5%
Housewares	19,468	0.1%
Insurance	425,067	1.5%
Internet	325,137	1.2%
Investment Companies	65,017	0.2%
Leisure Time	43,856	0.2%
Lodging	25,752	0.1%
Machinery - Construction & Mining	10,578	NM
Machinery - Diversified	137,639	0.5%
Media	32,698	0.1%
Metal Fabricate/Hardware	113,125	0.4%
Mining	96,528	0.3%
Miscellaneous Manufacturing	311,675	1.1%
Office Furnishings	24,064	0.1%
Oil & Gas	378,965	1.3%
Oil & Gas Services	208,236	0.7%
Packaging & Containers	8,332	NM
Pharmaceuticals	311,970	1.1%
REIT	683,594	2.4%
Real Estate	12,628	0.1%
Retail	691,222	2.5%
Savings & Loans	84,030	0.3%
Semiconductors	347,832	1.2%
Software	516,827	1.8%
Storage/Warehousing	13,137	0.1%

Telecommunications	544,440	1.9%
Toys/Games/Hobbies	15,171	0.1%
Transportation	186,134	0.7%
Trucking & Leasing	10,509	NM
Water	50,925	0.2%
Other**	16,734,945	59.2%

Total	$28,265,588	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	January 31, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investment Securities:
Common Stocks	$11,530,643	$—	$—	$11,530,643
Repurchase Agreements	—	24,632,000	—	24,632,000

Total Investment Securities	11,530,643	24,632,000	—	36,162,643

Other Financial Instruments^	(59,037)	(461,806)	—	(520,843)

Total Investments	$11,471,606	$24,170,194	$—	$35,641,800

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks (73.4%)
3M Co. (Miscellaneous Manufacturing)	4,420	$355,766
Abbott Laboratories (Pharmaceuticals)	9,690	512,989
Abercrombie & Fitch Co. - Class A (Retail)	544	17,158
Adobe Systems, Inc.* (Software)	3,264	105,427
Advanced Micro Devices, Inc.* (Semiconductors)	3,502	26,125
Aetna, Inc. (Healthcare - Services)	2,720	81,518
Affiliated Computer Services, Inc. - Class A* (Computers)	612	37,650
AFLAC, Inc. (Insurance)	2,924	141,609
Agilent Technologies, Inc.* (Electronics)	2,142	60,040
Air Products & Chemicals, Inc. (Chemicals)	1,326	100,723
Airgas, Inc. (Chemicals)	510	21,553
AK Steel Holding Corp. (Iron/Steel)	680	13,831
Akamai Technologies, Inc.* (Internet)	1,054	26,034
Alcoa, Inc. (Mining)	6,086	77,475
Allegheny Energy, Inc. (Electric)	1,054	22,081
Allegheny Technologies, Inc. (Iron/Steel)	612	25,000
Allergan, Inc. (Pharmaceuticals)	1,904	109,480
Allstate Corp. (Insurance)	3,366	100,744
Altera Corp. (Semiconductors)	1,836	39,144
Altria Group, Inc. (Agriculture)	12,988	257,942
Amazon.com, Inc.* (Internet)	2,074	260,100
Ameren Corp. (Electric)	1,462	37,354
American Electric Power, Inc. (Electric)	2,992	103,673
American Express Co. (Diversified Financial Services)	7,446	280,416
American International Group, Inc.* (Insurance)	816	19,772
American Tower Corp.* (Telecommunications)	2,516	106,804
Ameriprise Financial, Inc. (Diversified Financial Services)	1,598	61,108
AmerisourceBergen Corp. (Pharmaceuticals)	1,802	49,123
Amgen, Inc.* (Biotechnology)	6,324	369,828
Amphenol Corp. - Class A (Electronics)	1,054	41,991
Anadarko Petroleum Corp. (Oil & Gas)	3,060	195,167
Analog Devices, Inc. (Semiconductors)	1,802	48,582
AON Corp. (Insurance)	1,700	66,130
Apache Corp. (Oil & Gas)	2,108	208,207
Apartment Investment and Management Co. - Class A (REIT)	714	10,967
Apollo Group, Inc. - Class A* (Commercial Services)	782	47,381
Apple Computer, Inc.* (Computers)	5,644	1,084,325
Applied Materials, Inc. (Semiconductors)	8,364	101,874
Archer-Daniels-Midland Co. (Agriculture)	4,012	120,159
Assurant, Inc. (Insurance)	714	22,441
AT&T, Inc. (Telecommunications)	37,026	938,979
Autodesk, Inc.* (Software)	1,428	33,972

	Shares	Value
Common Stocks, continued
Automatic Data Processing, Inc. (Software)	3,162	$128,978
AutoNation, Inc.* (Retail)	578	10,404
AutoZone, Inc.* (Retail)	170	26,355
Avalonbay Communities, Inc. (REIT)	510	39,071
Avery Dennison Corp. (Household Products/Wares)	680	22,107
Avon Products, Inc. (Cosmetics/Personal Care)	2,652	79,931
Baker Hughes, Inc. (Oil & Gas Services)	1,938	87,753
Ball Corp. (Packaging & Containers)	578	29,357
Bank of America Corp. (Banks)	62,356	946,564
Bank of New York Mellon Corp. (Banks)	7,548	219,571
Bard (C.R.), Inc. (Healthcare - Products)	578	47,910
Baxter International, Inc. (Healthcare - Products)	3,774	217,345
BB&T Corp. (Banks)	4,284	119,395
Becton, Dickinson & Co. (Healthcare - Products)	1,462	110,191
Bed Bath & Beyond, Inc.* (Retail)	1,632	63,158
Bemis Co., Inc. (Packaging & Containers)	646	18,127
Best Buy Co., Inc. (Retail)	2,142	78,504
Big Lots, Inc.* (Retail)	510	14,489
Biogen Idec, Inc.* (Biotechnology)	1,802	96,839
BJ Services Co. (Oil & Gas Services)	1,836	37,950
Black & Decker Corp. (Hand/Machine Tools)	374	24,183
BMC Software, Inc.* (Software)	1,122	43,354
Boeing Co. (Aerospace/Defense)	4,556	276,094
Boston Properties, Inc. (REIT)	850	55,140
Boston Scientific Corp.* (Healthcare - Products)	9,452	81,571
Bristol-Myers Squibb Co. (Pharmaceuticals)	10,710	260,896
Broadcom Corp. - Class A* (Semiconductors)	2,686	71,770
Brown-Forman Corp. (Beverages)	680	34,898
Burlington Northern Santa Fe Corp. (Transportation)	1,632	162,759
C.H. Robinson Worldwide, Inc. (Transportation)	1,020	57,763
CA, Inc. (Software)	2,482	54,703
Cabot Oil & Gas Corp. (Oil & Gas)	646	24,722
Cameron International Corp.* (Oil & Gas Services)	1,530	57,620
Campbell Soup Co. (Food)	1,190	39,401
Capital One Financial Corp. (Diversified Financial Services)	2,822	104,019
Cardinal Health, Inc. (Pharmaceuticals)	2,244	74,209
CareFusion Corp.* (Healthcare - Products)	1,088	28,016
Carnival Corp. - Class A* (Leisure Time)	2,720	90,658
Caterpillar, Inc. (Machinery - Construction & Mining)	3,876	202,482
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,666	20,492
CBS Corp. - Class B (Media)	4,216	54,513
Celgene Corp.* (Biotechnology)	2,856	162,164

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
CenterPoint Energy, Inc. (Electric)	2,448	$34,150
CenturyTel, Inc. (Telecommunications)	1,836	62,442
Cephalon, Inc.* (Pharmaceuticals)	442	28,217
CF Industries Holdings, Inc. (Chemicals)	272	25,258
Chesapeake Energy Corp. (Oil & Gas)	4,046	100,260
Chevron Corp. (Oil & Gas)	12,580	907,270
Chubb Corp. (Insurance)	2,142	107,100
CIGNA Corp. (Insurance)	1,700	57,409
Cincinnati Financial Corp. (Insurance)	1,020	26,918
Cintas Corp. (Textiles)	816	20,490
Cisco Systems, Inc.* (Telecommunications)	36,074	810,583
Citigroup, Inc.* (Diversified Financial Services)	122,366	406,255
Citrix Systems, Inc.* (Software)	1,122	46,619
Cliffs Natural Resources, Inc. (Iron/Steel)	816	32,599
Clorox Co. (Household Products/Wares)	850	50,295
CME Group, Inc. (Diversified Financial Services)	408	117,023
CMS Energy Corp. (Electric)	1,428	21,663
Coach, Inc. (Apparel)	1,972	68,783
Coca-Cola Co. (Beverages)	14,518	787,601
Coca-Cola Enterprises, Inc. (Beverages)	1,972	39,815
Cognizant Technology Solutions Corp.* (Computers)	1,836	80,160
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,094	247,613
Comcast Corp. - Class A (Media)	17,884	283,104
Comerica, Inc. (Banks)	918	31,680
Computer Sciences Corp.* (Computers)	952	48,838
Compuware Corp.* (Software)	1,428	10,839
ConAgra Foods, Inc. (Food)	2,754	62,626
ConocoPhillips (Oil & Gas)	9,282	445,536
CONSOL Energy, Inc. (Coal)	1,122	52,296
Consolidated Edison, Inc. (Electric)	1,734	75,845
Constellation Brands, Inc.* (Beverages)	1,224	19,682
Constellation Energy Group, Inc. (Electric)	1,258	40,608
Corning, Inc. (Telecommunications)	9,758	176,425
Costco Wholesale Corp. (Retail)	2,720	156,210
Coventry Health Care, Inc.* (Healthcare - Services)	918	21,004
CSX Corp. (Transportation)	2,448	104,921
Cummins, Inc. (Machinery - Diversified)	1,258	56,811
CVS Corp. (Retail)	8,840	286,151
D.R. Horton, Inc. (Home Builders)	1,734	20,444
Danaher Corp. (Miscellaneous Manufacturing)	1,632	116,443
Darden Restaurants, Inc. (Retail)	850	31,416
DaVita, Inc.* (Healthcare - Services)	612	36,573
Dean Foods Co.* (Food)	1,122	19,781
Deere & Co. (Machinery - Diversified)	2,652	132,467
Dell, Inc.* (Computers)	10,778	139,036

	Shares	Value
Common Stocks, continued
Denbury Resources, Inc.* (Oil & Gas)	1,564	$21,192
DENTSPLY International, Inc. (Healthcare - Products)	952	31,921
Devon Energy Corp. (Oil & Gas)	2,754	184,270
DeVry, Inc. (Commercial Services)	374	22,836
Diamond Offshore Drilling, Inc. (Oil & Gas)	408	37,344
DIRECTV - Class A* (Media)	5,984	181,614
Discover Financial Services (Diversified Financial Services)	3,400	46,512
Dominion Resources, Inc. (Electric)	3,740	140,100
Dover Corp. (Miscellaneous Manufacturing)	1,156	49,569
Dr. Pepper Snapple Group, Inc. (Beverages)	1,564	43,260
DTE Energy Co. (Electric)	1,020	42,881
Duke Energy Corp. (Electric)	8,160	134,885
Dun & Bradstreet Corp. (Software)	306	24,165
E* TRADE Financial Corp.* (Diversified Financial Services)	9,690	14,729
E.I. du Pont de Nemours & Co. (Chemicals)	5,644	184,051
Eastman Chemical Co. (Chemicals)	442	24,986
Eastman Kodak Co.* (Miscellaneous Manufacturing)	1,666	10,079
Eaton Corp. (Miscellaneous Manufacturing)	1,020	62,465
eBay, Inc.* (Internet)	7,038	162,015
Ecolab, Inc. (Chemicals)	1,462	64,182
Edison International (Electric)	2,040	67,973
El Paso Corp. (Pipelines)	4,386	44,518
Electronic Arts, Inc.* (Software)	2,040	33,211
Eli Lilly & Co. (Pharmaceuticals)	6,324	222,605
EMC Corp.* (Computers)	12,784	213,109
Emerson Electric Co. (Electrical Components & Equipment)	4,692	194,906
Entergy Corp. (Electric)	1,156	88,214
EOG Resources, Inc. (Oil & Gas)	1,564	141,417
EQT Corp. (Oil & Gas)	816	35,920
Equifax, Inc. (Commercial Services)	782	25,024
Equity Residential Properties Trust (REIT)	1,700	54,485
Exelon Corp. (Electric)	4,114	187,681
Expedia, Inc.* (Internet)	1,292	27,662
Expeditors International of Washington, Inc. (Transportation)	1,326	45,217
Express Scripts, Inc.* (Pharmaceuticals)	1,700	142,562
Exxon Mobil Corp. (Oil & Gas)	29,784	1,918,983
Family Dollar Stores, Inc. (Retail)	850	26,248
Fastenal Co. (Distribution/Wholesale)	816	33,848
Federated Investors, Inc. - Class B (Diversified Financial Services)	544	13,807
FedEx Corp. (Transportation)	1,938	151,842
Fidelity National Information Services, Inc. (Software)	2,040	48,062
Fifth Third Bancorp (Banks)	4,964	61,752
First Horizon National Corp.* (Banks)	1,360	17,612
First Solar, Inc.* (Energy - Alternate Sources)	272	30,818
FirstEnergy Corp. (Electric)	1,904	83,052
Fiserv, Inc.* (Software)	952	42,878
FLIR Systems, Inc.* (Electronics)	952	28,160

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Flowserve Corp. (Machinery - Diversified)	340	$30,658
Fluor Corp. (Engineering & Construction)	1,122	50,871
FMC Corp. (Chemicals)	442	22,515
FMC Technologies, Inc.* (Oil & Gas Services)	748	39,771
Ford Motor Co.* (Auto Manufacturers)	20,740	224,822
Forest Laboratories, Inc.* (Pharmaceuticals)	1,870	55,427
Fortune Brands, Inc. (Household Products/Wares)	918	38,161
FPL Group, Inc. (Electric)	2,584	125,996
Franklin Resources, Inc. (Diversified Financial Services)	918	90,910
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,686	179,129
Frontier Communications Corp. (Telecommunications)	1,938	14,748
GameStop Corp. - Class A* (Retail)	1,020	20,165
Gannett Co., Inc. (Media)	1,462	23,611
General Dynamics Corp. (Aerospace/Defense)	2,414	161,376
General Electric Co. (Miscellaneous Manufacturing)	66,810	1,074,305
General Mills, Inc. (Food)	2,040	145,472
Genuine Parts Co. (Distribution/Wholesale)	986	37,152
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	3,060	42,350
Genzyme Corp.* (Biotechnology)	1,632	88,552
Gilead Sciences, Inc.* (Pharmaceuticals)	5,644	272,436
Goodrich Corp. (Aerospace/Defense)	748	46,309
Google, Inc. - Class A* (Internet)	1,496	792,012
H & R Block, Inc. (Commercial Services)	2,074	44,632
Halliburton Co. (Oil & Gas Services)	5,644	164,861
Harley-Davidson, Inc. (Leisure Time)	1,462	33,246
Harman International Industries, Inc. (Home Furnishings)	408	14,504
Harris Corp. (Telecommunications)	816	35,023
Hartford Financial Services Group, Inc. (Insurance)	2,380	57,096
Hasbro, Inc. (Toys/Games/Hobbies)	748	22,851
HCP, Inc. (REIT)	1,836	52,051
Health Care REIT, Inc. (REIT)	748	32,164
Heinz (H.J.) Co. (Food)	1,972	86,038
Hess Corp. (Oil & Gas)	1,802	104,138
Hewlett-Packard Co. (Computers)	14,858	699,366
Home Depot, Inc. (Retail)	10,642	298,082
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,760	183,926
Hormel Foods Corp. (Food)	408	15,790
Hospira, Inc.* (Pharmaceuticals)	986	49,931
Host Marriott Corp. (REIT)	3,991	42,305
Hudson City Bancorp, Inc. (Savings & Loans)	2,958	39,253
Humana, Inc.* (Healthcare - Services)	1,054	51,245
Huntington Bancshares, Inc. (Banks)	4,454	21,335
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,414	105,226
IMS Health, Inc. (Software)	1,122	24,280

	Shares	Value
Common Stocks, continued
Integrys Energy Group, Inc. (Electric)	476	$19,921
Intel Corp. (Semiconductors)	34,646	672,132
IntercontinentalExchange, Inc.* (Diversified Financial Services)	442	42,202
International Business Machines Corp. (Computers)	8,228	1,007,025
International Flavors & Fragrances, Inc. (Chemicals)	476	18,931
International Game Technology (Entertainment)	1,836	33,672
International Paper Co. (Forest Products & Paper)	2,686	61,536
Interpublic Group of Cos., Inc.* (Advertising)	3,026	19,548
Intuit, Inc.* (Software)	1,972	58,391
Intuitive Surgical, Inc.* (Healthcare - Products)	238	78,078
Invesco, Ltd. (Diversified Financial Services)	2,686	51,840
Iron Mountain, Inc.* (Commercial Services)	1,122	25,649
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,122	54,204
J.C. Penney Co., Inc. (Retail)	1,462	36,301
J.P. Morgan Chase & Co. (Diversified Financial Services)	24,718	962,519
Jabil Circuit, Inc. (Electronics)	1,190	17,231
Jacobs Engineering Group, Inc.* (Engineering & Construction)	748	28,267
Janus Capital Group, Inc. (Diversified Financial Services)	1,122	13,700
JDS Uniphase Corp.* (Telecommunications)	1,394	10,957
JM Smucker Co. (Food)	714	42,890
Johnson & Johnson (Healthcare - Products)	17,306	1,087,855
Johnson Controls, Inc. (Auto Parts & Equipment)	4,182	116,385
Juniper Networks, Inc.* (Telecommunications)	3,264	81,045
Kellogg Co. (Food)	1,564	85,113
KeyCorp (Banks)	5,508	39,547
Kimberly-Clark Corp. (Household Products/Wares)	2,584	153,464
Kimco Realty Corp. (REIT)	2,516	31,752
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,530	18,375
KLA -Tencor Corp. (Semiconductors)	1,054	29,723
Kohls Corp.* (Retail)	1,904	95,904
Kraft Foods, Inc. (Food)	9,248	255,800
Kroger Co. (Food)	4,080	87,434
L-3 Communications Holdings, Inc. (Aerospace/Defense)	714	59,505
Laboratory Corp. of America Holdings* (Healthcare - Services)	646	45,931
Legg Mason, Inc. (Diversified Financial Services)	986	25,419
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	952	17,384
Lennar Corp. - Class A (Home Builders)	986	15,145
Leucadia National Corp.* (Holding Companies - Diversified)	1,190	26,573

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Lexmark International, Inc. - Class A* (Computers)	476	$12,276
Life Technologies Corp.* (Biotechnology)	1,088	54,084
Limited, Inc. (Retail)	1,666	31,687
Lincoln National Corp. (Insurance)	1,870	45,965
Linear Technology Corp. (Semiconductors)	1,394	36,383
Lockheed Martin Corp. (Aerospace/Defense)	2,006	149,487
Loews Corp. (Insurance)	2,244	80,268
Lorillard, Inc. (Agriculture)	986	74,640
Lowe’s Cos., Inc. (Retail)	9,214	199,483
LSI Logic Corp.* (Semiconductors)	4,080	20,359
M&T Bank Corp. (Banks)	510	37,613
Macy’s, Inc. (Retail)	2,618	41,705
Marathon Oil Corp. (Oil & Gas)	4,420	131,760
Marriott International, Inc. - Class A (Lodging)	1,564	41,024
Marsh & McLennan Cos., Inc. (Insurance)	3,298	71,105
Marshall & Ilsley Corp. (Banks)	3,264	22,554
Masco Corp. (Building Materials)	2,244	30,429
Massey Energy Co. (Coal)	510	19,645
MasterCard, Inc. - Class A (Software)	578	144,442
Mattel, Inc. (Toys/Games/Hobbies)	2,244	44,252
McAfee, Inc.* (Internet)	986	37,172
McCormick & Co., Inc. (Food)	816	29,621
McDonald’s Corp. (Retail)	6,766	422,401
McGraw-Hill Cos., Inc. (Media)	1,972	69,907
McKesson Corp. (Commercial Services)	1,666	97,994
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	1,258	56,899
MeadWestvaco Corp. (Forest Products & Paper)	1,054	25,370
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,992	183,948
Medtronic, Inc. (Healthcare - Products)	6,936	297,485
MEMC Electronic Materials, Inc.* (Semiconductors)	1,394	17,537
Merck & Co., Inc. (Pharmaceuticals)	19,142	730,842
Meredith Corp. (Media)	204	6,320
MetLife, Inc. (Insurance)	5,134	181,333
MetroPCS Communications, Inc.* (Telecommunications)	1,632	9,188
Microchip Technology, Inc. (Semiconductors)	1,122	28,959
Micron Technology, Inc.* (Semiconductors)	5,304	46,251
Microsoft Corp. (Software)	48,450	1,365,321
Millipore Corp.* (Biotechnology)	340	23,450
Molex, Inc. (Electrical Components & Equipment)	850	17,136
Molson Coors Brewing Co. - Class B (Beverages)	986	41,412
Monsanto Co. (Agriculture)	3,400	257,992
Monster Worldwide, Inc.* (Internet)	782	12,191
Moody’s Corp. (Commercial Services)	1,224	33,770
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,500	227,630

	Shares	Value
Common Stocks, continued
Motorola, Inc.* (Telecommunications)	14,484	$89,077
Murphy Oil Corp. (Oil & Gas)	1,190	60,785
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,904	34,710
Nabors Industries, Ltd.* (Oil & Gas)	1,768	39,426
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	918	16,515
National Semiconductor Corp. (Semiconductors)	1,462	19,386
National-Oilwell Varco, Inc. (Oil & Gas Services)	2,618	107,076
NetApp, Inc.* (Computers)	2,108	61,406
Newell Rubbermaid, Inc. (Housewares)	1,734	23,530
Newmont Mining Corp. (Mining)	3,060	131,152
News Corp. - Class A (Media)	14,110	177,927
Nicor, Inc. (Gas)	272	11,021
NIKE, Inc. - Class B (Apparel)	2,414	153,892
NiSource, Inc. (Electric)	1,700	24,225
Noble Energy, Inc. (Oil & Gas)	1,088	80,447
Nordstrom, Inc. (Retail)	1,020	35,231
Norfolk Southern Corp. (Transportation)	2,278	107,203
Northeast Utilities System (Electric)	1,088	27,548
Northern Trust Corp. (Banks)	1,496	75,578
Northrop Grumman Corp. (Aerospace/Defense)	1,938	109,691
Novell, Inc.* (Software)	2,176	9,727
Novellus Systems, Inc.* (Semiconductors)	578	12,080
NRG Energy, Inc.* (Electric)	1,598	38,528
Nucor Corp. (Iron/Steel)	1,972	80,458
NVIDIA Corp.* (Semiconductors)	3,468	53,373
NYSE Euronext (Diversified Financial Services)	1,598	37,409
O’Reilly Automotive, Inc.* (Retail)	850	32,130
Occidental Petroleum Corp. (Oil & Gas)	5,066	396,870
Office Depot, Inc.* (Retail)	1,700	9,656
Omnicom Group, Inc. (Advertising)	1,938	68,411
Oracle Corp. (Software)	24,514	565,293
Owens-Illinois, Inc.* (Packaging & Containers)	1,054	28,690
PACCAR, Inc. (Auto Manufacturers)	2,278	82,076
Pactiv Corp.* (Packaging & Containers)	816	18,401
Pall Corp. (Miscellaneous Manufacturing)	714	24,612
Parker Hannifin Corp. (Miscellaneous Manufacturing)	986	55,127
Patterson Cos., Inc.* (Healthcare - Products)	578	16,508
Paychex, Inc. (Commercial Services)	2,006	58,154
Peabody Energy Corp. (Coal)	1,666	70,172
People’s United Financial, Inc. (Banks)	2,176	35,186
Pepco Holdings, Inc. (Electric)	1,360	22,331
PepsiCo, Inc. (Beverages)	9,792	583,799
PerkinElmer, Inc. (Electronics)	714	14,380
Pfizer, Inc. (Pharmaceuticals)	50,626	944,681
PG&E Corp. (Electric)	2,312	97,659
Philip Morris International, Inc. (Commercial Services)	11,934	543,116

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Pinnacle West Capital Corp. (Electric)	612	$21,922
Pioneer Natural Resources Co. (Oil & Gas)	714	31,402
Pitney Bowes, Inc. (Office/Business Equipment)	1,292	27,029
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,020	36,893
PNC Financial Services Group (Banks)	2,890	160,193
Polo Ralph Lauren Corp. (Apparel)	340	27,880
PPG Industries, Inc. (Chemicals)	1,020	59,854
PPL Corp. (Electric)	2,346	69,184
Praxair, Inc. (Chemicals)	1,904	143,409
Precision Castparts Corp. (Metal Fabricate/Hardware)	850	89,463
Priceline.com, Inc.* (Internet)	272	53,135
Principal Financial Group, Inc. (Insurance)	1,972	45,455
Procter & Gamble Co. (Cosmetics/Personal Care)	18,326	1,127,965
Progress Energy, Inc. (Electric)	1,734	67,574
Progressive Corp. (Insurance)	4,216	69,901
ProLogis (REIT)	2,958	37,271
Prudential Financial, Inc. (Insurance)	2,890	144,471
Public Service Enterprise Group, Inc. (Electric)	3,162	96,726
Public Storage, Inc. (REIT)	850	67,303
Pulte Homes, Inc.* (Home Builders)	1,972	20,745
QLogic Corp.* (Semiconductors)	714	12,274
Qualcomm, Inc. (Telecommunications)	10,472	410,398
Quanta Services, Inc.* (Commercial Services)	1,292	23,540
Quest Diagnostics, Inc. (Healthcare - Services)	952	52,998
Questar Corp. (Pipelines)	1,088	45,130
Qwest Communications International, Inc. (Telecommunications)	9,316	39,220
R.R. Donnelley & Sons Co. (Commercial Services)	1,258	24,934
RadioShack Corp. (Retail)	782	15,265
Range Resources Corp. (Oil & Gas)	986	45,356
Raytheon Co. (Aerospace/Defense)	2,380	124,783
Red Hat, Inc.* (Software)	1,156	31,466
Regions Financial Corp. (Banks)	7,446	47,282
Republic Services, Inc. (Environmental Control)	2,006	53,741
Reynolds American, Inc. (Agriculture)	1,054	56,073
Robert Half International, Inc. (Commercial Services)	918	24,713
Rockwell Automation, Inc. (Machinery - Diversified)	884	42,644
Rockwell Collins, Inc. (Aerospace/Defense)	986	52,445
Roper Industries, Inc. (Miscellaneous Manufacturing)	578	28,946
Ross Stores, Inc. (Retail)	782	35,917
Rowan Cos., Inc.* (Oil & Gas)	680	14,606
Ryder System, Inc. (Transportation)	340	12,376
Safeway, Inc. (Food)	2,550	57,248
SAIC, Inc.* (Commercial Services)	1,904	34,900
Salesforce.com, Inc.* (Software)	680	43,214

	Shares	Value
Common Stocks, continued
SanDisk Corp.* (Computers)	1,428	$36,300
Sara Lee Corp. (Food)	4,352	52,833
SCANA Corp. (Electric)	680	24,215
Schlumberger, Ltd. (Oil & Gas Services)	7,514	476,838
Scripps Networks Interactive - Class A (Entertainment)	544	23,229
Sealed Air Corp. (Packaging & Containers)	986	19,562
Sears Holdings Corp.* (Retail)	272	25,372
Sempra Energy (Gas)	1,530	77,648
Sherwin-Williams Co. (Chemicals)	578	36,616
Sigma-Aldrich Corp. (Chemicals)	748	35,792
Simon Property Group, Inc. (REIT)	1,773	127,656
SLM Corp.* (Diversified Financial Services)	2,958	31,148
Smith International, Inc. (Oil & Gas Services)	1,530	46,390
Snap-on, Inc. (Hand/Machine Tools)	340	13,899
Southern Co. (Electric)	4,998	159,936
Southwest Airlines Co. (Airlines)	4,624	52,390
Southwestern Energy Co.* (Oil & Gas)	2,142	91,849
Spectra Energy Corp. (Pipelines)	4,046	85,978
Sprint Nextel Corp.* (Telecommunications)	18,632	61,113
St. Jude Medical, Inc.* (Healthcare - Products)	2,074	78,252
Staples, Inc. (Retail)	4,522	106,086
Starbucks Corp.* (Retail)	4,658	101,498
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,156	38,518
State Street Corp. (Banks)	3,094	132,671
Stericycle, Inc.* (Environmental Control)	510	26,994
Stryker Corp. (Healthcare - Products)	1,768	91,795
Sunoco, Inc. (Oil & Gas)	714	17,914
SunTrust Banks, Inc. (Banks)	3,128	76,104
SuperValu, Inc. (Food)	1,326	19,505
Symantec Corp.* (Internet)	5,066	85,869
Sysco Corp. (Food)	3,706	103,731
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,598	79,293
Target Corp. (Retail)	4,692	240,559
TECO Energy, Inc. (Electric)	1,326	20,646
Tellabs, Inc.* (Telecommunications)	2,414	15,522
Tenet Healthcare Corp.* (Healthcare - Services)	2,686	14,880
Teradata Corp.* (Computers)	1,054	29,480
Teradyne, Inc.* (Semiconductors)	1,088	10,162
Tesoro Petroleum Corp. (Oil & Gas)	850	10,625
Texas Instruments, Inc. (Semiconductors)	7,854	176,715
Textron, Inc. (Miscellaneous Manufacturing)	1,700	33,201
The AES Corp.* (Electric)	4,182	52,819
The Charles Schwab Corp. (Diversified Financial Services)	5,950	108,826
The Dow Chemical Co. (Chemicals)	7,174	194,344
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	714	37,499
The Gap, Inc. (Retail)	2,958	56,439
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,196	475,309

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,496	$19,957
The Hershey Co. (Food)	1,020	37,159
The New York Times Co. - Class A* (Media)	714	9,225
The Pepsi Bottling Group, Inc. (Beverages)	884	32,885
The Stanley Works (Hand/Machine Tools)	476	24,395
The Travelers Cos., Inc. (Insurance)	3,400	172,278
The Williams Cos., Inc. (Pipelines)	3,638	75,816
Thermo Fisher Scientific, Inc.* (Electronics)	2,550	117,683
Tiffany & Co. (Retail)	748	30,376
Time Warner Cable, Inc. (Media)	2,210	96,334
Time Warner, Inc. (Media)	7,310	200,659
Titanium Metals Corp.* (Mining)	510	5,931
TJX Cos., Inc. (Retail)	2,618	99,510
Torchmark Corp. (Insurance)	510	22,899
Total System Services, Inc. (Software)	1,224	17,515
Tyson Foods, Inc. - Class A (Food)	1,904	26,313
U.S. Bancorp (Banks)	11,968	300,157
Union Pacific Corp. (Transportation)	3,162	191,301
United Parcel Service, Inc. - Class B (Transportation)	6,222	359,445
United States Steel Corp. (Iron/Steel)	884	39,276
United Technologies Corp. (Aerospace/Defense)	5,882	396,917
UnitedHealth Group, Inc. (Healthcare - Services)	7,276	240,108
UnumProvident Corp. (Insurance)	2,074	40,588
V.F. Corp. (Apparel)	544	39,184
Valero Energy Corp. (Oil & Gas)	3,536	65,133
Varian Medical Systems, Inc.* (Healthcare - Products)	748	37,617
Ventas, Inc. (REIT)	952	40,174
VeriSign, Inc.* (Internet)	1,190	27,263
Verizon Communications, Inc. (Telecommunications)	17,816	524,147
Viacom, Inc. - Class B* (Media)	3,808	110,965
Visa, Inc. - Class A (Commercial Services)	2,788	228,700
Vornado Realty Trust (REIT)	952	61,575
Vulcan Materials Co. (Building Materials)	782	34,557
W.W. Grainger, Inc. (Distribution/Wholesale)	374	37,131
Wal-Mart Stores, Inc. (Retail)	13,362	713,932
Walgreen Co. (Retail)	6,188	223,077
Walt Disney Co. (Media)	11,968	353,654
Washington Post Co. - Class B (Media)	34	14,777
Waste Management, Inc. (Environmental Control)	3,060	98,073
Waters Corp.* (Electronics)	578	32,934
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	646	24,787
WellPoint, Inc.* (Healthcare - Services)	2,856	181,984
Wells Fargo & Co. (Banks)	32,062	911,523
Western Digital Corp.* (Computers)	1,394	52,958
Western Union Co. (Commercial Services)	4,318	80,056

	Shares	Value
Common Stocks, continued
Weyerhaeuser Co. (Forest Products & Paper)	1,326	$52,907
Whirlpool Corp. (Home Furnishings)	442	33,230
Whole Foods Market, Inc.* (Food)	850	23,137
Windstream Corp. (Telecommunications)	2,720	28,043
Wisconsin Energy Corp. (Electric)	714	34,943
Wyndham Worldwide Corp. (Lodging)	1,088	22,837
Wynn Resorts, Ltd. (Lodging)	408	25,247
Xcel Energy, Inc. (Electric)	2,856	59,348
Xerox Corp. (Office/Business Equipment)	5,440	47,437
Xilinx, Inc. (Semiconductors)	1,734	40,888
XL Capital, Ltd. - Class A (Insurance)	2,142	35,921
XTO Energy, Inc. (Oil & Gas)	3,638	162,146
Yahoo!, Inc.* (Internet)	7,446	111,764
YUM! Brands, Inc. (Retail)	2,924	100,030
Zimmer Holdings, Inc.* (Healthcare - Products)	1,326	74,680
Zions Bancorp (Banks)	850	16,125
TOTAL COMMON STOCKS (Cost $50,151,442)		59,664,206
	Principal Amount
Repurchase Agreements (37.2%)
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $13,125,044 (Collateralized by $13,381,000 of various Federal National Mortgage Association Securities, 0.08%‡–6.25%, 4/1/10-2/1/11, market value $13,389,842)	$13,125,000	13,125,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $9,859,033 (Collateralized by $10,060,000 of various U.S. Government Agency Obligations, 0.06%‡–4.15%, 3/25/10-12/17/18, market value $10,057,155)	9,859,000	9,859,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $7,303,024 (Collateralized by $7,486,700 U.S. Treasury Notes, 1.75%, 3/31/14, market value $7,449,267)	7,303,000	7,303,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,287,000)		30,287,000
TOTAL INVESTMENT SECURITIES (Cost $80,438,442) — 110.6%		89,951,206
Net other assets (liabilities) — (10.6)%		(8,632,476)
NET ASSETS — 100.0%		$81,318,730

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $16,280,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2010
(unaudited)

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 3/19/10 (Underlying notional amount at value $20,641,350)	386	$(207,186)
	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$1,773,061	$(38,875)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	$81,017,380	$(1,769,118)
		$(1,807,993)

UltraBull ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Advertising	$87,959	0.1%
Aerospace/Defense	1,376,607	1.7%
Agriculture	766,806	0.9%
Airlines	52,390	0.1%
Apparel	289,739	0.4%
Auto Manufacturers	306,898	0.4%
Auto Parts & Equipment	136,342	0.2%
Banks	3,272,442	4.0%
Beverages	1,583,352	1.9%
Biotechnology	794,917	1.0%
Building Materials	64,986	0.1%
Chemicals	932,214	1.1%
Coal	142,113	0.2%
Commercial Services	1,315,399	1.6%
Computers	3,501,929	4.3%
Cosmetics/Personal Care	1,493,008	1.8%
Distribution/Wholesale	108,131	0.1%
Diversified Financial Services	3,248,939	4.0%
Electric	2,043,681	2.5%
Electrical Components & Equipment	212,042	0.3%
Electronics	312,419	0.4%
Energy - Alternate Sources	30,818	NM
Engineering & Construction	79,138	0.1%
Entertainment	56,901	0.1%
Environmental Control	178,808	0.2%
Food	1,189,892	1.5%
Forest Products & Paper	176,706	0.2%
Gas	88,669	0.1%
Hand/Machine Tools	62,477	0.1%
Healthcare - Products	2,279,224	2.8%
Healthcare - Services	726,241	0.9%
Holding Companies - Diversified	26,573	NM
Home Builders	56,334	0.1%
Home Furnishings	47,734	0.1%
Household Products/Wares	264,027	0.3%
Housewares	23,530	NM
Insurance	1,509,403	1.9%
Internet	1,595,217	2.0%
Iron/Steel	191,164	0.2%
Leisure Time	123,904	0.2%
Lodging	127,626	0.2%

Machinery - Construction & Mining	202,482	0.3%
Machinery - Diversified	262,580	0.3%
Media	1,582,610	1.9%
Metal Fabricate/Hardware	89,463	0.1%
Mining	393,687	0.5%
Miscellaneous Manufacturing	2,171,253	2.7%
Office/Business Equipment	74,466	0.1%
Oil & Gas	5,472,745	6.7%
Oil & Gas Services	1,018,259	1.3%
Packaging & Containers	114,137	0.1%
Pharmaceuticals	3,772,117	4.6%
Pipelines	251,442	0.3%
REIT	651,914	0.8%
Real Estate	20,492	NM
Retail	3,680,899	4.5%
Savings & Loans	39,253	NM
Semiconductors	1,463,717	1.8%
Software	2,831,857	3.5%
Telecommunications	3,413,714	4.2%
Textiles	20,490	NM
Toys/Games/Hobbies	67,103	0.1%
Transportation	1,192,827	1.5%
Other**	21,654,524	26.6%

Total	$81,318,730	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	January 31, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investment Securities:
Common Stocks	$59,664,206	$—	$—	$59,664,206
Repurchase Agreements	—	30,287,000		30,287,000

Total Investment Securities	59,664,206	30,287,000	—	89,951,206

Other Financial Instruments^	(207,186)	(1,807,993)	—	(2,015,179)

Total Investments	$59,457,020	$28,479,007	$—	$87,936,027

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks (45.4%)
1st Source Corp. (Banks)	640	$9,760
3Com Corp.* (Telecommunications)	8,064	60,077
3PAR, Inc.* (Computers)	896	8,664
99 Cents Only Stores* (Retail)	1,280	16,691
AAON, Inc. (Building Materials)	1,280	26,355
AAR Corp.* (Aerospace/Defense)	1,280	29,658
ABIOMED, Inc.* (Healthcare - Products)	1,536	12,165
ABM Industries, Inc. (Commercial Services)	1,280	24,858
Acco Brands Corp.* (Household Products/Wares)	1,792	13,798
ACI Worldwide, Inc.* (Software)	1,024	16,394
Acme Packet, Inc.* (Telecommunications)	1,024	10,598
Acorda Therapeutics, Inc.* (Biotechnology)	896	25,070
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,920	32,198
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,152	41,219
Acxiom Corp.* (Software)	2,176	33,467
Adaptec, Inc.* (Telecommunications)	5,376	16,343
ADC Telecommunications, Inc.* (Telecommunications)	2,432	12,914
Administaff, Inc. (Commercial Services)	768	17,541
ADTRAN, Inc. (Telecommunications)	1,408	29,850
Advisory Board Co.* (Commercial Services)	640	20,666
Affymax, Inc.* (Biotechnology)	512	10,752
Affymetrix, Inc.* (Biotechnology)	2,304	12,165
Aircastle, Ltd. (Trucking & Leasing)	1,664	15,825
AirTran Holdings, Inc.* (Airlines)	2,688	12,956
Alaska Air Group, Inc.* (Airlines)	896	28,081
Alaska Communications Systems Group, Inc. (Telecommunications)	2,048	16,691
Albany International Corp. - Class A (Machinery - Diversified)	1,408	28,005
Alexander’s, Inc.* (REIT)	128	37,413
Align Technology, Inc.* (Healthcare - Products)	1,536	28,800
Alkermes, Inc.* (Pharmaceuticals)	2,048	22,405
Allied Capital Corp.* (Investment Companies)	3,712	15,442
Allied Nevada Gold Corp.* (Mining)	1,024	12,974
Allos Therapeutics, Inc.* (Pharmaceuticals)	1,920	13,939
AMAG Pharmaceuticals, Inc.* (Biotechnology)	384	16,888
Ambac Financial Group, Inc.* (Insurance)	7,936	5,476
AMCOL International Corp. (Mining)	768	19,300
American Campus Communities, Inc. (REIT)	1,408	36,129
American Dairy, Inc.* (Food)	256	5,926
American Ecology Corp. (Environmental Control)	896	14,202
American Greetings Corp. - Class A (Household Products/Wares)	896	16,558
American Italian Pasta Co. - Class A* (Food)	512	17,541

	Shares	Value
Common Stocks, continued
American Medical Systems Holdings, Inc.* (Healthcare - Products)	1,536	$29,491
American Public Education, Inc.* (Commercial Services)	384	14,646
American Reprographics Co.* (Software)	1,536	10,798
AMERIGROUP Corp.* (Healthcare - Services)	1,152	29,318
Amerisafe, Inc.* (Insurance)	1,024	17,715
Ameristar Casinos, Inc. (Lodging)	640	9,478
Ameron International Corp. (Miscellaneous Manufacturing)	256	17,672
Amkor Technology, Inc.* (Semiconductors)	3,200	18,208
AMN Healthcare Services, Inc.* (Commercial Services)	2,944	25,613
ANADIGICS, Inc.* (Semiconductors)	2,176	7,877
Analogic Corp. (Electronics)	384	15,360
AngioDynamics, Inc.* (Healthcare - Products)	1,024	16,435
Anixter International, Inc.* (Telecommunications)	768	32,010
AnnTaylor Stores Corp.* (Retail)	1,408	17,684
Apogee Enterprises, Inc. (Building Materials)	1,280	17,613
Apollo Investment Corp. (Investment Companies)	3,968	40,870
Applied Industrial Technologies, Inc. (Machinery - Diversified)	1,024	22,323
Applied Micro Circuits Corp.* (Semiconductors)	1,920	14,074
Arch Chemicals, Inc. (Chemicals)	1,024	28,631
ArcSight, Inc.* (Telecommunications)	512	12,160
Ardea Biosciences, Inc.* (Pharmaceuticals)	640	9,370
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,560	7,987
Arena Resources, Inc.* (Oil & Gas)	1,152	44,168
Ares Capital Corp. (Investment Companies)	2,432	29,914
Argo Group International Holdings, Ltd.* (Insurance)	1,280	34,227
Argon ST, Inc.* (Aerospace/Defense)	768	19,476
Ariba, Inc.* (Internet)	2,304	29,007
Arkansas Best Corp. (Transportation)	768	17,311
ArQule, Inc.* (Biotechnology)	1,920	6,202
Array BioPharma, Inc.* (Pharmaceuticals)	3,584	8,566
Arris Group, Inc.* (Telecommunications)	2,816	28,273
Art Technology Group, Inc.* (Internet)	3,456	15,483
Aruba Networks, Inc.* (Telecommunications)	1,280	13,299
ArvinMeritor, Inc.* (Auto Parts & Equipment)	2,176	21,085
Asbury Automotive Group, Inc.* (Retail)	896	9,919
Ashford Hospitality Trust* (REIT)	2,688	14,166
AsiaInfo Holdings, Inc.* (Internet)	768	18,355
Assured Guaranty, Ltd. (Insurance)	1,280	29,005
Astec Industries, Inc.* (Machinery - Construction & Mining)	640	15,930

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Astoria Financial Corp. (Savings & Loans)	2,560	$33,792
ATC Technology Corp.* (Auto Parts & Equipment)	896	19,596
athenahealth, Inc.* (Software)	640	25,178
Atheros Communications* (Telecommunications)	1,408	45,155
Atlantic Tele-Network, Inc. (Environmental Control)	256	12,398
Atlas Air Worldwide Holdings, Inc.* (Transportation)	512	18,775
Atlas Energy, Inc.* (Oil & Gas)	1,280	38,720
ATMI, Inc.* (Semiconductors)	1,024	17,183
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	1,024	28,836
Aviat Networks, Inc.* (Telecommunications)	1,920	13,805
Avid Technology, Inc.* (Software)	1,280	16,166
Avis Budget Group, Inc.* (Commercial Services)	2,176	23,544
AZZ, Inc. (Miscellaneous Manufacturing)	512	15,401
Badger Meter, Inc. (Electronics)	384	14,511
Balchem Corp. (Chemicals)	1,152	22,337
Baldor Electric Co. (Hand/Machine Tools)	1,408	34,749
Baldwin & Lyons, Inc. - Class B (Insurance)	896	21,316
Bally Technologies, Inc.* (Entertainment)	1,152	45,700
BancFirst Corp. (Banks)	512	20,634
Bank Mutual Corp. (Banks)	3,072	20,521
Bare Escentuals, Inc.* (Cosmetics/Personal Care)	1,792	32,561
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,536	24,637
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	1,280	21,504
Belden, Inc. (Electrical Components & Equipment)	1,408	32,145
Benchmark Electronics, Inc.* (Electronics)	1,792	32,650
Berry Petroleum Co. - Class A (Oil & Gas)	1,280	34,662
Bill Barrett Corp.* (Oil & Gas)	1,280	39,680
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	512	19,354
BioMed Realty Trust, Inc. (REIT)	2,304	33,569
Black Box Corp. (Telecommunications)	512	14,075
Blackbaud, Inc. (Software)	1,280	28,544
Blackboard, Inc.* (Software)	768	30,267
Blount International, Inc.* (Machinery - Diversified)	1,536	17,111
Blue Coat Systems, Inc.* (Internet)	1,024	25,242
Bob Evans Farms, Inc. (Retail)	1,024	28,580
Boston Private Financial Holdings, Inc. (Banks)	2,560	18,355
BPZ Resources, Inc.* (Oil & Gas)	2,048	12,165
Brady Corp. - Class A (Electronics)	1,280	36,173
Brigham Exploration Co.* (Oil & Gas)	3,072	40,059
Bristow Group, Inc.* (Transportation)	768	27,418

	Shares	Value
Common Stocks, continued
Brooks Automation, Inc.* (Semiconductors)	2,560	$21,350
Brown Shoe Co., Inc. (Retail)	1,536	18,816
Bruker Corp.* (Healthcare - Products)	1,152	14,135
Brunswick Corp. (Leisure Time)	2,304	24,722
Brush Engineered Materials, Inc.* (Mining)	768	13,801
Buffalo Wild Wings, Inc.* (Retail)	512	23,967
CACI International, Inc. - Class A* (Computers)	768	36,841
Calamos Asset Management, Inc. (Diversified Financial Services)	768	9,946
Calgon Carbon Corp.* (Environmental Control)	1,152	15,425
California Water Service Group (Water)	768	27,894
Capella Education Co.* (Commercial Services)	384	28,178
Capstead Mortgage Corp. (REIT)	1,664	22,098
CardioNet, Inc.* (Healthcare - Products)	768	4,654
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,024	24,576
Carter’s, Inc.* (Apparel)	1,280	33,101
Casey’s General Stores, Inc. (Retail)	1,152	35,343
Cash America International, Inc. (Retail)	640	24,058
Cass Information Systems, Inc. (Banks)	512	15,411
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	896	35,240
Cathay Bancorp, Inc. (Banks)	1,408	13,489
Cavium Networks, Inc.* (Semiconductors)	896	19,363
CBIZ, Inc.* (Commercial Services)	3,840	27,840
CEC Entertainment, Inc.* (Retail)	640	21,242
Celera Corp.* (Biotechnology)	2,048	13,783
Centene Corp.* (Healthcare - Services)	1,024	19,712
Central Garden & Pet Co. - Class A* (Household Products/Wares)	1,408	12,376
Century Aluminum Co.* (Mining)	1,536	17,388
Cenveo, Inc.* (Commercial Services)	2,304	16,635
Cepheid, Inc.* (Healthcare - Products)	1,664	24,444
Ceradyne, Inc.* (Miscellaneous Manufacturing)	768	15,007
Charming Shoppes, Inc.* (Retail)	2,816	16,361
Chart Industries, Inc.* (Machinery - Diversified)	768	12,388
Chattem, Inc.* (Cosmetics/Personal Care)	256	23,926
Checkpoint Systems, Inc.* (Electronics)	1,280	20,531
Cheesecake Factory, Inc.* (Retail)	1,408	29,765
Chemed Corp. (Commercial Services)	640	29,760
Chemical Financial Corp. (Banks)	1,280	27,123
Churchill Downs, Inc. (Entertainment)	512	18,586
Cincinnati Bell, Inc.* (Telecommunications)	6,400	18,624
CIRCOR International, Inc. (Metal Fabricate/Hardware)	640	18,080
Cirrus Logic, Inc.* (Semiconductors)	2,560	17,459
Citi Trends, Inc.* (Retail)	384	11,954

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
City Holding Co. (Banks)	768	$24,138
CKE Restaurants, Inc. (Retail)	2,048	17,121
CKX, Inc.* (Media)	1,792	7,276
Clarcor, Inc. (Miscellaneous Manufacturing)	1,152	37,302
Clean Harbors, Inc.* (Environmental Control)	384	21,988
Clearwater Paper Corp.* (Forest Products & Paper)	384	18,789
Coeur d’Alene Mines Corp.* (Mining)	1,152	16,151
Coinstar, Inc.* (Commercial Services)	896	23,144
Coldwater Creek, Inc.* (Retail)	1,920	8,563
Collective Brands, Inc.* (Retail)	1,408	27,709
Colonial Properties Trust (REIT)	1,792	19,730
Community Bank System, Inc. (Banks)	1,664	34,794
Commvault Systems, Inc.* (Software)	1,024	21,699
Compellent Technologies, Inc.* (Computers)	640	12,723
Complete Production Services, Inc.* (Oil & Gas Services)	2,816	35,284
Computer Programs & Systems, Inc. (Software)	384	14,450
comScore, Inc.* (Internet)	640	8,685
Comtech Telecommunications Corp.* (Telecommunications)	640	22,630
Conceptus, Inc.* (Healthcare - Products)	896	17,391
Concur Technologies, Inc.* (Software)	896	35,526
CONMED Corp.* (Healthcare - Products)	1,152	24,780
Conseco, Inc.* (Insurance)	5,120	24,371
Consolidated Communications Holdings, Inc. (Telecommunications)	1,408	24,119
Contango Oil & Gas Co.* (Oil & Gas)	384	18,720
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,664	28,338
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	640	19,085
Corinthian Colleges, Inc.* (Commercial Services)	1,664	23,296
CRA International, Inc.* (Commercial Services)	512	13,286
Cracker Barrel Old Country Store, Inc. (Retail)	640	23,654
Crocs, Inc.* (Apparel)	1,792	13,171
CSG Systems International, Inc.* (Software)	1,408	27,329
Cubic Corp. (Electronics)	512	19,994
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,280	26,227
Curtiss-Wright Corp. (Aerospace/Defense)	1,024	31,293
Cyberonics, Inc.* (Healthcare - Products)	896	16,791
CyberSource Corp.* (Internet)	1,536	27,771
Cymer, Inc.* (Electronics)	768	24,092
Cypress Bioscience, Inc.* (Pharmaceuticals)	1,408	7,251
Darling International, Inc.* (Environmental Control)	2,432	18,945
DCT Industrial Trust, Inc. (REIT)	4,608	22,810

	Shares	Value
Common Stocks, continued
DealerTrack Holdings, Inc.* (Internet)	1,152	$20,701
Deckers Outdoor Corp.* (Apparel)	256	25,132
Delphi Financial Group, Inc. - Class A (Insurance)	1,152	23,328
Delta Petroleum Corp.* (Oil & Gas)	4,736	6,015
Deluxe Corp. (Commercial Services)	1,536	28,585
Denny’s Corp.* (Retail)	5,120	12,390
Developers Diversified Realty Corp. (REIT)	3,712	30,624
Dexcom, Inc.* (Healthcare - Products)	1,280	11,597
DHT Maritime, Inc. (Transportation)	3,584	13,512
Diamond Foods, Inc. (Food)	512	18,391
DiamondRock Hospitality Co. (REIT)	3,046	24,790
Digital River, Inc.* (Internet)	896	22,516
Dillards, Inc. - Class A (Retail)	1,408	23,316
DineEquity, Inc.* (Retail)	256	5,821
Diodes, Inc.* (Semiconductors)	768	12,810
Dionex Corp.* (Electronics)	512	35,763
Dolan Media* (Media)	768	7,588
Dollar Financial Corp.* (Commercial Services)	768	17,318
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	512	12,472
Domtar Corp.* (Forest Products & Paper)	1,152	55,953
Dress Barn, Inc.* (Retail)	1,408	33,144
Drew Industries, Inc.* (Building Materials)	1,024	19,046
Drill-Quip, Inc.* (Oil & Gas Services)	768	40,312
Durect Corp.* (Pharmaceuticals)	3,712	8,055
Dycom Industries, Inc.* (Engineering & Construction)	1,024	8,366
E* TRADE Financial Corp.* (Diversified Financial Services)	11,136	16,927
EarthLink, Inc. (Internet)	3,200	25,952
East West Bancorp, Inc. (Banks)	2,048	33,649
EastGroup Properties, Inc. (REIT)	768	29,384
Eastman Kodak Co.* (Miscellaneous Manufacturing)	7,040	42,592
Eclipsys Corp.* (Software)	1,280	21,350
eHealth, Inc.* (Insurance)	768	13,978
Electro Scientific Industries, Inc.* (Electronics)	1,408	15,784
Electronics for Imaging, Inc.* (Computers)	1,920	22,253
EMCOR Group, Inc.* (Engineering & Construction)	1,536	36,956
Emeritus Corp.* (Healthcare - Services)	768	13,978
Employers Holdings, Inc. (Insurance)	1,408	18,628
Emulex Corp.* (Semiconductors)	1,920	21,581
Encore Wire Corp. (Electrical Components & Equipment)	768	15,368
EnergySolutions, Inc. (Environmental Control)	1,792	14,963
EnerSys* (Electrical Components & Equipment)	1,024	19,958
Ennis, Inc. (Household Products/Wares)	1,408	21,120
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	896	21,818
Entegris, Inc.* (Semiconductors)	4,096	14,909

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Entertainment Properties Trust (REIT)	1,152	$40,216
EPIQ Systems, Inc.* (Software)	1,024	12,237
Equity Lifestyle Properties, Inc. (REIT)	896	43,295
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	640	20,922
Esterline Technologies Corp.* (Aerospace/Defense)	896	33,833
Euronet Worldwide, Inc.* (Commercial Services)	1,408	28,751
ev3, Inc.* (Healthcare - Products)	1,664	24,261
Evercore Partners, Inc. - Class A (Diversified Financial Services)	512	15,293
Exelixis, Inc.* (Biotechnology)	3,072	20,367
Exponent, Inc.* (Commercial Services)	768	20,667
Extra Space Storage, Inc. (REIT)	2,688	30,509
F.N.B. Corp. (Banks)	2,688	19,058
Fair Isaac Corp. (Software)	1,408	30,877
Federal Signal Corp. (Miscellaneous Manufacturing)	2,048	13,292
FEI Co.* (Electronics)	896	18,637
FelCor Lodging Trust, Inc.* (REIT)	2,560	9,677
Financial Federal Corp. (Diversified Financial Services)	1,024	27,914
First BanCorp (Banks)	2,688	6,129
First Commonwealth Financial Corp. (Banks)	3,328	19,502
First Financial Bancorp (Banks)	1,920	31,488
First Financial Corp. (Banks)	512	14,131
First Merchants Corp. (Banks)	2,176	14,710
First Midwest Bancorp, Inc. (Banks)	2,048	26,972
FirstMerit Corp. (Banks)	1,920	39,341
Flagstone Reinsurance Holdings, Ltd. (Insurance)	2,176	22,783
Flushing Financial Corp. (Savings & Loans)	1,408	17,248
Force Protection, Inc.* (Auto Manufacturers)	1,536	7,818
Forestar Group, Inc.* (Real Estate)	1,024	19,016
FormFactor, Inc.* (Semiconductors)	1,408	21,782
Fossil, Inc.* (Household Products/Wares)	1,152	37,613
FPIC Insurance Group, Inc.* (Insurance)	640	24,288
Franklin Electric Co., Inc. (Hand/Machine Tools)	896	23,323
Franklin Street Properties Corp. (REIT)	1,536	19,292
Fred’s, Inc. (Retail)	1,280	12,838
Fresh Del Monte Produce, Inc.* (Food)	1,024	20,818
Fuller (H.B.) Co. (Chemicals)	1,536	30,751
FX Energy, Inc.* (Oil & Gas)	2,432	7,199
Gartner Group, Inc.* (Commercial Services)	1,536	32,870
General Communication, Inc. - Class A* (Telecommunications)	1,792	10,627
General Maritime Corp. (Oil & Gas Services)	1,792	13,870
Genesco, Inc.* (Retail)	640	15,091
Genesee & Wyoming, Inc. - Class A* (Transportation)	896	26,405

	Shares	Value
Common Stocks, continued
Genoptix, Inc.* (Healthcare - Services)	512	$16,671
GeoEye, Inc.* (Telecommunications)	512	13,143
GFI Group, Inc. (Diversified Financial Services)	1,664	8,104
Glacier Bancorp, Inc. (Banks)	1,664	23,862
Glatfelter (Forest Products & Paper)	2,048	28,262
Global Cash Access Holdings, Inc.* (Commercial Services)	1,152	9,331
Global Industries, Ltd.* (Oil & Gas Services)	3,072	21,412
Globecomm Systems, Inc.* (Telecommunications)	1,792	13,028
GMX Resources, Inc.* (Oil & Gas)	1,152	12,200
Golar LNG, Ltd.* (Transportation)	1,408	16,502
Goodrich Petroleum Corp.* (Oil & Gas)	768	15,997
GrafTech International, Ltd.* (Electrical Components & Equipment)	2,944	36,977
Gran Tierra Energy, Inc.* (Oil & Gas)	5,248	25,663
Granite Construction, Inc. (Engineering & Construction)	768	23,716
Graphic Packaging Holding Co.* (Packaging & Containers)	3,712	12,547
Greatbatch, Inc.* (Electrical Components & Equipment)	768	15,091
Group 1 Automotive, Inc.* (Retail)	640	18,560
GulfMark Offshore, Inc.* (Transportation)	896	21,997
Haemonetics Corp.* (Healthcare - Products)	512	28,984
Halozyme Therapeutics, Inc.* (Biotechnology)	2,560	13,875
Hancock Holding Co. (Banks)	640	26,202
Harleysville National Corp. (Banks)	2,816	17,994
Harmonic, Inc.* (Telecommunications)	3,200	19,424
Harte-Hanks, Inc. (Advertising)	1,792	18,924
Hatteras Financial Corp. (REIT)	768	21,036
Haynes International, Inc. (Metal Fabricate/Hardware)	512	14,996
Headwaters, Inc.* (Energy - Alternate Sources)	2,432	13,352
Healthcare Realty Trust, Inc. (REIT)	1,792	37,578
Healthcare Services Group, Inc. (Commercial Services)	1,280	26,240
HEALTHSOUTH Corp.* (Healthcare - Services)	1,664	29,969
HealthSpring, Inc.* (Healthcare - Services)	1,280	22,259
Healthways, Inc.* (Healthcare - Services)	896	15,286
Heartland Express, Inc. (Transportation)	1,536	21,335
Heartland Payment Systems, Inc. (Commercial Services)	1,152	16,439
HEICO Corp. (Aerospace/Defense)	640	27,219
Heidrick & Struggles International, Inc. (Commercial Services)	896	22,785
Helen of Troy, Ltd.* (Household Products/Wares)	1,024	24,136
Hercules Offshore, Inc.* (Oil & Gas Services)	3,840	14,976

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Herman Miller, Inc. (Office Furnishings)	1,408	$23,781
Hexcel Corp.* (Aerospace/Defense Equipment)	2,560	28,160
Highwoods Properties, Inc. (REIT)	1,536	46,403
HMS Holdings Corp.* (Commercial Services)	640	28,858
Home Federal Bancorp, Inc. (Savings & Loans)	1,408	18,726
Home Properties, Inc. (REIT)	1,024	45,394
Horace Mann Educators Corp. (Insurance)	1,408	16,882
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,152	24,780
Horsehead Holding Corp.* (Mining)	1,408	13,798
Hot Topic, Inc.* (Retail)	1,536	8,832
HSN, Inc.* (Retail)	1,152	22,049
Hub Group, Inc. - Class A* (Transportation)	896	21,603
Human Genome Sciences, Inc.* (Biotechnology)	3,200	84,704
Huron Consulting Group, Inc.* (Commercial Services)	512	12,206
Iconix Brand Group, Inc.* (Apparel)	1,664	21,000
ICU Medical, Inc.* (Healthcare - Products)	512	17,807
II-VI, Inc.* (Electronics)	768	20,536
Immucor, Inc.* (Healthcare - Products)	1,536	28,493
ImmunoGen, Inc.* (Biotechnology)	1,920	13,421
Impax Laboratories, Inc.* (Pharmaceuticals)	1,408	18,726
Independent Bank Corp./MA (Banks)	1,152	26,842
Infinera Corp.* (Telecommunications)	1,664	11,398
Infinity Property & Casualty Corp. (Insurance)	768	30,459
Informatica Corp.* (Software)	1,920	45,485
Information Services Group, Inc.* (Commercial Services)	4,224	15,333
Inland Real Estate Corp. (REIT)	3,712	31,329
Innospec, Inc. (Chemicals)	896	8,736
Insight Enterprises, Inc.* (Retail)	1,152	13,260
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	768	15,729
Insteel Industries, Inc. (Miscellaneous Manufacturing)	1,280	12,646
InterDigital, Inc.* (Telecommunications)	1,024	25,385
Interface, Inc. - Class A (Office Furnishings)	1,536	12,457
Intermec, Inc.* (Machinery - Diversified)	1,920	25,478
Interval Leisure Group, Inc.* (Leisure Time)	1,024	13,025
Intevac, Inc.* (Machinery - Diversified)	1,408	20,036
Invacare Corp. (Healthcare - Products)	1,280	32,051
inVentiv Health, Inc.* (Advertising)	1,024	15,739
ION Geophysical Corp.* (Oil & Gas Services)	3,456	16,416
IPC The Hospitalist Co.* (Healthcare - Services)	384	13,052

	Shares	Value
Common Stocks, continued
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,048	$22,856
J. Crew Group, Inc.* (Retail)	896	35,132
j2 Global Communications, Inc.* (Internet)	1,280	26,291
Jack Henry & Associates, Inc. (Computers)	2,048	44,974
Jack in the Box, Inc.* (Retail)	1,536	29,967
Jackson Hewitt Tax Service, Inc.* (Commercial Services)	1,408	3,858
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,408	15,488
James River Coal Co.* (Coal)	896	14,022
JetBlue Airways Corp.* (Airlines)	5,504	27,190
Jo-Ann Stores, Inc.* (Retail)	768	26,895
John Bean Technologies Corp. (Miscellaneous Manufacturing)	896	14,775
Jones Apparel Group, Inc. (Apparel)	2,176	31,421
Jos. A. Bank Clothiers, Inc.* (Retail)	512	21,458
K-Swiss, Inc. - Class A* (Apparel)	1,920	17,434
Kaiser Aluminum Corp. (Mining)	512	17,997
Kaman Corp. (Aerospace/Defense)	896	22,301
Kaydon Corp. (Metal Fabricate/Hardware)	768	25,106
KBW, Inc.* (Diversified Financial Services)	640	16,998
Kelly Services, Inc. - Class A* (Commercial Services)	1,664	21,832
Kenexa Corp.* (Commercial Services)	896	8,888
Key Energy Services, Inc.* (Oil & Gas Services)	4,096	39,608
Keynote Systems, Inc. (Internet)	1,408	13,615
Kforce, Inc.* (Commercial Services)	1,920	25,670
Kindred Healthcare, Inc.* (Healthcare - Services)	1,024	17,316
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	2,048	32,031
Knight Transportation, Inc. (Transportation)	1,536	27,802
Knightsbridge Tankers, Ltd. (Transportation)	1,024	14,756
Kopin Corp.* (Semiconductors)	2,688	11,048
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	640	17,869
L-1 Identity Solutions, Inc.* (Electronics)	2,176	16,298
L.B. Foster Co. - Class A* (Metal Fabricate/Hardware)	512	13,814
Laclede Group, Inc. (Gas)	768	24,776
Ladish Co., Inc.* (Metal Fabricate/Hardware)	896	13,843
Lakeland Financial Corp. (Banks)	768	14,246
Lancaster Colony Corp. (Miscellaneous Manufacturing)	512	27,930
Lance, Inc. (Food)	1,024	22,774
Landauer, Inc. (Commercial Services)	384	22,710
LaSalle Hotel Properties (REIT)	1,536	30,950
Lawson Software, Inc.* (Software)	4,096	24,822
Lexington Realty Trust (REIT)	3,456	20,563
LHC Group, Inc.* (Healthcare - Services)	512	15,764
Ligand Pharmaceuticals, Inc. - Class B* (Pharmaceuticals)	3,456	6,117

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Littelfuse, Inc.* (Electrical Components & Equipment)	896	$26,934
Live Nation, Inc.* (Commercial Services)	4,763	54,632
Liz Claiborne, Inc.* (Apparel)	3,968	19,324
Loral Space & Communications, Inc.* (Telecommunications)	256	7,288
Louisiana-Pacific Corp.* (Forest Products & Paper)	3,456	24,572
Lufkin Industries, Inc. (Oil & Gas Services)	512	32,451
Luminex Corp.* (Healthcare - Products)	1,024	13,855
M&F Worldwide Corp.* (Food)	512	18,580
Magellan Health Services, Inc.* (Healthcare - Services)	896	35,374
MainSource Financial Group, Inc. (Banks)	1,536	8,463
ManTech International Corp. - Class A* (Software)	512	24,530
Marcus Corp. (Lodging)	1,280	14,310
MarketAxess Holdings, Inc. (Diversified Financial Services)	1,024	13,957
Martek Biosciences Corp.* (Biotechnology)	1,152	24,814
Masimo Corp.* (Healthcare - Products)	1,280	35,533
MasTec, Inc.* (Telecommunications)	1,280	15,731
Matrix Service Co.* (Oil & Gas Services)	1,024	10,332
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	896	30,330
Max Capital Group, Ltd. (Insurance)	1,152	25,943
MB Financial, Inc. (Banks)	1,792	36,342
McGrath Rentcorp (Commercial Services)	768	16,182
McMoRan Exploration Co.* (Oil & Gas)	2,432	36,991
Meadowbrook Insurance Group, Inc. (Insurance)	2,432	16,416
MedAssets, Inc.* (Software)	1,024	20,726
Mediacom Communications Corp. - Class A* (Media)	2,048	8,520
Medical Properties Trust, Inc. (REIT)	2,560	25,626
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,408	32,539
Mentor Graphics Corp.* (Computers)	2,688	21,558
MercadoLibre, Inc.* (Commercial Services)	512	19,471
Meridian Bioscience, Inc. (Healthcare - Products)	896	17,956
Merit Medical Systems, Inc.* (Healthcare - Products)	1,152	20,540
Meritage Homes Corp.* (Home Builders)	640	14,330
MF Global Holdings, Ltd.* (Diversified Financial Services)	1,152	7,546
MFA Financial, Inc. (REIT)	4,736	34,857
MGE Energy, Inc. (Electric)	1,024	34,232
MGIC Investment Corp.* (Insurance)	2,176	13,165
Microsemi Corp.* (Semiconductors)	1,920	28,685
Mid-America Apartment Communities, Inc. (REIT)	768	36,035
Middlesex Water Co. (Water)	1,664	28,704

	Shares	Value
Common Stocks, continued
MKS Instruments, Inc.* (Semiconductors)	1,792	$29,747
Mobile Mini, Inc.* (Storage/Warehousing)	1,408	19,782
ModusLink Global Solutions, Inc.* (Internet)	1,536	15,590
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,024	14,940
Monolithic Power Systems, Inc.* (Semiconductors)	896	18,476
Montpelier Re Holdings, Ltd. (Insurance)	2,944	49,724
Moog, Inc. - Class A* (Aerospace/Defense)	1,024	30,904
Move, Inc.* (Internet)	4,608	8,064
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,024	25,180
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	3,200	14,432
National CineMedia, Inc. (Entertainment)	1,024	15,340
National Financial Partners* (Diversified Financial Services)	1,024	8,653
National Penn Bancshares, Inc. (Banks)	3,584	21,504
National Presto Industries, Inc. (Housewares)	256	29,317
National Retail Properties, Inc. (REIT)	1,920	38,784
Natus Medical, Inc.* (Healthcare - Products)	1,280	17,370
Navigant Consulting Co.* (Commercial Services)	1,536	20,828
NBT Bancorp, Inc. (Banks)	1,152	24,031
Nektar Therapeutics* (Biotechnology)	2,304	26,312
Neogen Corp.* (Pharmaceuticals)	896	19,040
Net 1 UEPS Technologies, Inc.* (Commercial Services)	1,280	22,886
Netezza Corp.* (Computers)	1,536	13,962
NETGEAR, Inc.* (Telecommunications)	1,024	21,135
Netlogic Microsystems, Inc.* (Semiconductors)	512	20,972
Neutral Tandem, Inc.* (Telecommunications)	640	9,894
NewAlliance Bancshares, Inc. (Savings & Loans)	2,816	32,778
NewMarket Corp. (Chemicals)	256	23,096
Newpark Resources, Inc.* (Oil & Gas Services)	3,968	15,832
Newport Corp.* (Electronics)	2,560	21,786
NIC, Inc. (Internet)	2,048	17,367
Nicor, Inc. (Gas)	1,152	46,679
Nordson Corp. (Machinery - Diversified)	768	43,423
Northwest Natural Gas Co. (Gas)	768	33,308
Novatel Wireless, Inc.* (Telecommunications)	1,152	8,617
NPS Pharmaceuticals, Inc.* (Biotechnology)	2,560	8,755
NTELOS Holdings Corp. (Telecommunications)	896	14,560
Nu Skin Enterprises, Inc. (Retail)	1,536	35,697

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
NuVasive, Inc.* (Healthcare - Products)	768	$21,197
Ocwen Financial Corp.* (Diversified Financial Services)	896	8,207
OfficeMax, Inc.* (Retail)	2,304	29,883
Old Dominion Freight Line, Inc.* (Transportation)	640	17,600
Old National Bancorp (Banks)	2,560	30,822
Olin Corp. (Chemicals)	2,176	35,904
OM Group, Inc.* (Chemicals)	768	25,052
OMEGA Healthcare Investors, Inc. (REIT)	2,688	50,292
Omnicell, Inc.* (Software)	1,152	13,801
OmniVision Technologies, Inc.* (Semiconductors)	1,536	19,814
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,280	36,813
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	640	7,885
optionsXpress Holdings, Inc. (Diversified Financial Services)	1,024	14,694
Orbital Sciences Corp.* (Aerospace/Defense)	1,792	28,332
Orient-Express Hotels, Ltd. - Class A* (Lodging)	1,536	14,991
Oriental Financial Group, Inc. (Banks)	896	10,196
Orion Marine Group, Inc.* (Engineering & Construction)	512	9,692
Orthofix International N.V.* (Healthcare - Products)	640	19,283
Orthovita, Inc.* (Healthcare - Products)	2,176	7,921
Otter Tail Corp. (Electric)	1,024	22,118
Owens & Minor, Inc. (Distribution/Wholesale)	896	35,921
Pacific Sunwear of California, Inc.* (Retail)	2,048	7,209
PacWest Bancorp (Banks)	896	18,592
PAETEC Holding Corp.* (Telecommunications)	3,712	11,767
Palm, Inc.* (Computers)	1,536	15,959
Palomar Medical Technologies, Inc.* (Healthcare - Products)	640	5,888
Papa John’s International, Inc.* (Retail)	768	18,125
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,024	26,952
Parametric Technology Corp.* (Software)	2,688	44,513
PAREXEL International Corp.* (Commercial Services)	1,280	24,755
Park Electrochemical Corp. (Electronics)	1,024	26,880
Parker Drilling Co.* (Oil & Gas)	4,096	19,702
PDL BioPharma, Inc. (Biotechnology)	2,944	18,842
Pegasystems, Inc. (Software)	512	17,024
Penn Virginia Corp. (Oil & Gas)	1,408	34,172
PetMed Express, Inc. (Pharmaceuticals)	1,024	18,872
Petroleum Development* (Oil & Gas)	896	18,780
PetroQuest Energy, Inc.* (Oil & Gas)	1,792	9,748
Pharmasset, Inc.* (Pharmaceuticals)	1,024	21,402

	Shares	Value
Common Stocks, continued
PharMerica Corp.* (Pharmaceuticals)	1,024	$16,671
Phase Forward, Inc.* (Software)	1,280	18,714
PHH Corp.* (Commercial Services)	1,152	20,091
PHI, Inc.* (Transportation)	512	9,964
PICO Holdings, Inc.* (Water)	640	20,090
Piedmont Natural Gas Co., Inc. (Gas)	1,664	42,715
Pinnacle Entertainment, Inc.* (Entertainment)	1,536	12,534
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	512	24,873
Plantronics, Inc. (Telecommunications)	1,280	33,818
Platinum Underwriters Holdings, Ltd. (Insurance)	1,152	41,771
Plexus Corp.* (Electronics)	1,152	39,179
PNM Resources, Inc. (Electric)	2,176	25,307
Polaris Industries, Inc. (Leisure Time)	640	28,294
Polycom, Inc.* (Telecommunications)	1,792	40,195
PolyOne Corp.* (Chemicals)	4,352	32,422
Polypore International, Inc.* (Miscellaneous Manufacturing)	896	12,033
Portland General Electric Co. (Electric)	1,792	34,944
Post Properties, Inc. (REIT)	1,280	22,848
Potlatch Corp. (Forest Products & Paper)	1,152	35,366
Powell Industries, Inc.* (Electrical Components & Equipment)	384	11,217
Power Integrations, Inc. (Semiconductors)	768	23,969
Powerwave Technologies, Inc.* (Telecommunications)	4,736	6,488
Premiere Global Services, Inc.* (Telecommunications)	1,664	13,445
PrivateBancorp, Inc. (Banks)	640	8,704
ProAssurance Corp.* (Insurance)	896	45,481
Progress Software Corp.* (Software)	1,408	39,607
Prospect Capital Corp. (Investment Companies)	1,024	11,684
Prosperity Bancshares, Inc. (Banks)	1,024	41,288
Provident New York Bancorp (Savings & Loans)	2,944	23,994
PSS World Medical, Inc.* (Healthcare - Products)	1,536	31,519
Psychiatric Solutions, Inc.* (Healthcare - Services)	1,024	22,579
Quanex Building Products Corp. (Building Materials)	1,408	22,641
Quantum Corp.* (Computers)	6,912	17,695
Quest Software, Inc.* (Software)	1,792	30,858
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	1,920	8,698
Quidel Corp.* (Healthcare - Products)	1,024	13,599
Quiksilver, Inc.* (Apparel)	3,840	7,757
Rackspace Hosting, Inc.* (Internet)	1,408	25,654
Radian Group, Inc. (Insurance)	2,304	14,815
Raven Industries, Inc. (Miscellaneous Manufacturing)	640	18,291
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	896	20,823
RC2 Corp.* (Toys/Games/Hobbies)	512	7,357
RCN Corp.* (Telecommunications)	1,792	17,580
Redwood Trust, Inc. (REIT)	1,664	23,795

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Regal-Beloit Corp. (Hand/Machine Tools)	1,408	$66,739
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,280	34,125
Regis Corp. (Retail)	1,280	20,390
RehabCare Group, Inc.* (Healthcare - Services)	512	14,879
Renasant Corp. (Banks)	1,152	16,531
Rent-A-Center, Inc.* (Commercial Services)	1,536	30,720
Res-Care, Inc.* (Healthcare - Services)	1,280	11,533
Resources Connection, Inc.* (Commercial Services)	1,280	22,861
RF Micro Devices, Inc.* (Telecommunications)	5,632	21,683
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	896	7,356
Rimage Corp.* (Computers)	768	11,451
Riverbed Technology, Inc.* (Computers)	1,152	25,828
RLI Corp. (Insurance)	768	39,521
Robbins & Myers, Inc. (Machinery - Diversified)	768	17,065
Rock-Tenn Co. - Class A (Forest Products & Paper)	896	38,250
Rockwood Holdings, Inc.* (Chemicals)	1,408	30,849
Rofin-Sinar Technologies, Inc.* (Electronics)	896	19,613
Rollins, Inc. (Commercial Services)	1,152	22,671
Rosetta Resources, Inc.* (Oil & Gas)	2,048	42,107
RTI Biologics, Inc.* (Healthcare - Products)	2,048	6,472
RTI International Metals, Inc.* (Mining)	896	22,176
Ruby Tuesday, Inc.* (Retail)	1,408	9,729
Ruddick Corp. (Food)	1,280	36,288
S.Y. Bancorp, Inc. (Banks)	640	13,562
S1 Corp.* (Internet)	2,304	13,778
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,536	44,943
Sally Beauty Holdings, Inc.* (Retail)	2,816	23,485
Sanderson Farms, Inc. (Food)	512	23,936
Sandy Spring Bancorp, Inc. (Banks)	1,024	12,278
Sapient Corp.* (Internet)	2,560	19,840
Savient Pharmaceuticals, Inc.* (Biotechnology)	896	11,496
SAVVIS, Inc.* (Telecommunications)	1,152	18,132
ScanSource, Inc.* (Distribution/Wholesale)	896	25,321
SCBT Financial Corp. (Banks)	768	23,040
School Specialty, Inc.* (Retail)	1,024	22,620
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	512	38,523
Seattle Genetics, Inc.* (Biotechnology)	2,560	26,419
Selective Insurance Group, Inc. (Insurance)	1,792	27,722
Semtech Corp.* (Semiconductors)	1,792	26,844
Sensient Technologies Corp. (Chemicals)	1,408	36,538
Shenandoah Telecommunications Co. (Telecommunications)	768	13,210

	Shares	Value
Common Stocks, continued
ShoreTel, Inc.* (Telecommunications)	1,280	$6,797
Shuffle Master, Inc.* (Entertainment)	1,664	14,793
Signature Bank* (Banks)	896	30,984
Silicon Graphics International Corp.* (Computers)	2,944	23,581
Simmons First National Corp. - Class A (Banks)	640	17,178
Simpson Manufacturing Co., Inc. (Building Materials)	1,152	28,408
Sinclair Broadcast Group, Inc. - Class A* (Media)	5,120	25,856
Skechers U.S.A., Inc. - Class A* (Apparel)	1,280	35,917
SkyWest, Inc. (Airlines)	1,920	28,090
Skyworks Solutions, Inc.* (Semiconductors)	3,456	43,857
Smart Balance, Inc.* (Food)	2,048	11,387
Smith Corp. (Miscellaneous Manufacturing)	768	32,701
Smith Micro Software, Inc.* (Software)	1,280	9,920
Solera Holdings, Inc. (Software)	1,408	46,619
Solutia, Inc.* (Chemicals)	2,304	31,680
Sonic Automotive, Inc.* (Retail)	640	6,112
Sonic Corp.* (Retail)	2,304	19,423
SONICWALL, Inc.* (Internet)	3,200	24,384
SonoSite, Inc.* (Healthcare - Products)	896	24,398
Sonus Networks, Inc.* (Telecommunications)	6,272	13,234
Sotheby’s (Commercial Services)	768	17,848
Southside Bancshares, Inc. (Banks)	896	17,830
Southwest Gas Corp. (Gas)	1,536	42,501
Spartan Motors, Inc. (Auto Parts & Equipment)	768	4,608
Spartech Corp.* (Chemicals)	768	7,749
Spherion Corp.* (Commercial Services)	1,664	9,385
SRA International, Inc. - Class A* (Computers)	1,024	17,633
Stage Stores, Inc. (Retail)	1,280	16,538
Standard Microsystems Corp.* (Semiconductors)	1,024	20,429
Standard Pacific Corp.* (Home Builders)	3,584	13,010
Stein Mart, Inc.* (Retail)	768	6,067
StellarOne Corp. (Banks)	896	9,372
Stepan Co. (Chemicals)	384	22,456
STERIS Corp. (Healthcare - Products)	1,408	36,721
Sterling Bancorp (Banks)	2,304	17,165
Sterling Bancshares, Inc. (Banks)	2,816	14,390
Steven Madden, Ltd.* (Apparel)	640	25,690
Stewart Enterprises, Inc. - Class A (Commercial Services)	2,560	12,979
Stifel Financial Corp.* (Diversified Financial Services)	640	33,472
Stone Energy Corp.* (Oil & Gas)	1,408	22,444
Sun Communities, Inc. (REIT)	1,280	23,181
Sun Healthcare Group, Inc.* (Healthcare - Services)	1,920	16,781
Sunstone Hotel Investors, Inc.* (REIT)	2,433	20,899

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
Superior Industries International, Inc. (Auto Parts & Equipment)	1,152	$16,946
Susquehanna Bancshares, Inc. (Banks)	3,968	31,149
SVB Financial Group* (Banks)	640	27,770
Swift Energy Co.* (Oil & Gas)	1,536	38,492
Sycamore Networks, Inc. (Telecommunications)	576	11,169
Sykes Enterprises, Inc.* (Computers)	1,152	27,625
Symmetry Medical, Inc.* (Healthcare - Products)	1,536	13,701
Symyx Technologies, Inc.* (Chemicals)	1,280	6,323
Syniverse Holdings, Inc.* (Telecommunications)	1,408	23,668
SYNNEX Corp.* (Software)	640	16,941
Take-Two Interactive Software, Inc.* (Software)	1,664	15,442
Taleo Corp. - Class A* (Software)	896	18,198
Tanger Factory Outlet Centers, Inc. (REIT)	896	34,317
Technitrol, Inc. (Electronics)	1,280	5,734
Tekelec* (Telecommunications)	1,792	26,844
Teledyne Technologies, Inc.* (Aerospace/Defense)	896	33,385
TeleTech Holdings, Inc.* (Commercial Services)	896	17,060
Tempur-Pedic International, Inc.* (Home Furnishings)	1,536	38,231
Tennant Co. (Machinery - Diversified)	896	21,441
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	1,280	22,630
Terremark Worldwide, Inc.* (Internet)	2,304	18,847
Tessera Technologies, Inc.* (Semiconductors)	1,024	17,582
Tetra Tech, Inc.* (Environmental Control)	1,280	28,979
TETRA Technologies, Inc.* (Oil & Gas Services)	2,560	26,778
Texas Capital Bancshares, Inc.* (Banks)	1,408	23,725
Texas Roadhouse, Inc. - Class A* (Retail)	1,536	17,864
The Andersons, Inc. (Agriculture)	512	13,814
The Buckle, Inc. (Retail)	640	19,418
The Cato Corp. - Class A (Retail)	1,024	20,941
The Children’s Place Retail Stores, Inc.* (Retail)	640	20,352
The Corporate Executive Board Co. (Commercial Services)	1,024	23,695
The Finish Line, Inc. - Class A (Retail)	1	11
The Geo Group, Inc.* (Commercial Services)	1,280	23,680
The Gymboree Corp.* (Apparel)	640	24,966
The Hain Celestial Group, Inc.* (Food)	1,280	20,467
The Men’s Wearhouse, Inc. (Retail)	1,408	28,371
The Pantry, Inc.* (Retail)	640	8,621
The Pep Boys - Manny, Moe & Jack (Retail)	1,408	11,757
The Phoenix Cos., Inc.* (Insurance)	3,200	7,520

	Shares	Value
Common Stocks, continued
The Ryland Group, Inc. (Home Builders)	1,024	$22,794
The Timberland Co. - Class A* (Apparel)	1,536	26,419
The Ultimate Software Group, Inc.* (Software)	768	22,963
The Warnaco Group, Inc.* (Apparel)	1,024	39,649
The Wet Seal, Inc. - Class A* (Retail)	3,712	12,435
Theravance, Inc.* (Pharmaceuticals)	1,280	14,042
Thoratec Corp.* (Healthcare - Products)	1,280	36,288
THQ, Inc.* (Software)	1,920	9,677
Tibco Software, Inc.* (Internet)	4,480	40,141
Titan International, Inc. (Auto Parts & Equipment)	1,408	10,926
TiVo, Inc.* (Home Furnishings)	2,304	20,782
TNS, Inc.* (Commercial Services)	640	14,656
Tower Group, Inc. (Insurance)	1,024	22,630
Towers Watson & Co. - Class A (Commercial Services)	896	39,092
Tractor Supply Co.* (Retail)	768	38,761
TradeStation Group, Inc.* (Diversified Financial Services)	2,304	16,289
Tredegar Corp. (Miscellaneous Manufacturing)	1,280	20,710
TreeHouse Foods, Inc.* (Food)	768	29,752
TriQuint Semiconductor, Inc.* (Semiconductors)	3,712	22,272
Triumph Group, Inc. (Aerospace/Defense)	512	26,076
True Religion Apparel, Inc.* (Apparel)	768	14,830
TrueBlue, Inc.* (Commercial Services)	2,176	31,574
TrustCo Bank Corp. NY (Banks)	3,584	21,504
Trustmark Corp. (Banks)	1,408	32,102
TTM Technologies, Inc.* (Electronics)	1,920	19,872
Tupperware Corp. (Household Products/Wares)	1,280	54,349
Tutor Perini Corp.* (Engineering & Construction)	640	12,198
Tyler Technologies, Inc.* (Computers)	1,408	26,372
UAL Corp.* (Airlines)	3,840	46,963
UIL Holdings Corp. (Electric)	1,152	31,300
UMB Financial Corp. (Banks)	896	35,401
Umpqua Holdings Corp. (Banks)	1,792	22,149
Union Bankshares Corp. (Banks)	640	8,224
Unisource Energy Corp. (Electric)	1,024	31,478
Unisys Corp.* (Computers)	768	22,188
United Fire & Casualty Co. (Insurance)	1,024	17,224
United Natural Foods, Inc.* (Food)	1,024	27,761
United Online, Inc. (Internet)	2,688	16,988
United Rentals, Inc.* (Commercial Services)	2,304	18,455
United Stationers, Inc.* (Distribution/Wholesale)	640	34,918
Universal Forest Products, Inc. (Building Materials)	640	21,722
Universal Health Realty Income Trust (REIT)	896	29,747
US Airways Group, Inc.* (Airlines)	4,736	25,148

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2010
(unaudited)

	Shares	Value
Common Stocks, continued
USEC, Inc.* (Mining)	2,944	$11,776
VAALCO Energy, Inc. (Oil & Gas)	2,944	12,453
Valassis Communications, Inc.* (Commercial Services)	1,280	26,790
ValueClick, Inc.* (Internet)	2,304	21,312
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	512	5,125
Varian, Inc.* (Electronics)	768	39,598
Veeco Instruments, Inc.* (Semiconductors)	1,152	36,657
VeriFone Holdings, Inc.* (Software)	1,920	34,157
ViaSat, Inc.* (Telecommunications)	768	20,989
ViroPharma, Inc.* (Pharmaceuticals)	2,176	21,499
VIVUS, Inc.* (Healthcare - Products)	2,176	18,387
Vocus, Inc.* (Internet)	640	10,317
Volcano Corp.* (Healthcare - Products)	1,280	25,357
W&T Offshore, Inc. (Oil & Gas)	1,792	15,967
W.R. Grace & Co.* (Chemicals)	1,664	39,736
Walter Investment Management Corp. (REIT)	384	5,215
Washington REIT (REIT)	1,408	36,875
Washington Trust Bancorp, Inc. (Banks)	896	15,313
Watsco, Inc. (Distribution/Wholesale)	384	18,417
Watts Water Technologies, Inc. - Class A (Electronics)	1,024	29,624
Wausau-Mosinee Paper Corp.* (Forest Products & Paper)	2,176	19,192
WD-40 Co. (Household Products/Wares)	768	23,631
Websense, Inc.* (Internet)	1,280	23,718
Webster Financial Corp. (Banks)	1,920	29,702
WellCare Health Plans, Inc.* (Healthcare - Services)	896	27,937
Werner Enterprises, Inc. (Transportation)	1,280	25,318
WesBanco, Inc. (Banks)	1,152	16,716
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,024	37,202
Westamerica Bancorp (Banks)	640	35,571
Westfield Financial, Inc. (Banks)	2,432	19,845
Weyco Group, Inc. (Apparel)	512	11,551
WGL Holdings, Inc. (Gas)	1,280	40,614
Willbros Group, Inc.* (Oil & Gas Services)	1,408	21,528
Winn-Dixie Stores, Inc.* (Food)	1,536	15,560
Wintrust Financial Corp. (Banks)	896	31,127
Wolverine World Wide, Inc. (Apparel)	1,536	40,627
Woodward Governor Co. (Electronics)	1,408	35,805
World Acceptance Corp.* (Diversified Financial Services)	512	20,680
World Fuel Services Corp. (Retail)	1,536	36,910
World Wrestling Entertainment, Inc. (Entertainment)	1,408	22,528
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,664	24,078
Wright Express Corp.* (Commercial Services)	1,024	30,065
Wright Medical Group, Inc.* (Healthcare - Products)	1,280	22,886
XenoPort, Inc.* (Pharmaceuticals)	896	16,558

	Shares	Value
Common Stocks, continued
Zenith National Insurance Corp. (Insurance)	1,280	$35,712
Zep, Inc. (Chemicals)	768	16,988
Zoll Medical Corp.* (Healthcare - Products)	896	24,945
Zoran Corp.* (Semiconductors)	1,536	16,850
TOTAL COMMON STOCKS (Cost $13,036,465)		17,363,825
	Principal Amount
Repurchase Agreements (70.0%)
Deutsche Bank, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $11,594,039 (Collateralized by $11,700,000 of various U.S. Government Agency Obligations, 0.08%‡–6.25%, 3/5/10-2/1/11, market value $11,827,140)	$11,594,000	11,594,000
HSBC, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $8,709,029 (Collateralized by $8,799,000 of various U.S. Government Agency Obligations, 0.06%‡–4.15%, 3/25/10-12/17/18, market value $8,885,535)	8,709,000	8,709,000
UBS, 0.04%, 2/1/10+, dated 1/29/10, with a repurchase price of $6,450,022 (Collateralized by $6,612,300 U.S. Treasury Notes, 1.75%, 3/31/14, market value $6,579,239)	6,450,000	6,450,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,753,000)		26,753,000
TOTAL INVESTMENT SECURITIES (Cost $39,789,465) —115.4%		44,116,825
Net other assets (liabilities) — (15.4)%		(5,897,457)
NET ASSETS — 100.0%		$38,219,368

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2010, the aggregate amount held in a segregated account was $9,960,000.

‡	Represents the effective yield or interest rate in effect at January 31, 2010.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 3/19/10 (Underlying notional amount at value $12,362,060)	206	$(396,885)
	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$27,987,173	$(668,250)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	$19,054,450	$(515,552)
		$(1,183,802)

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2010
(unaudited)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2010:

	Value	% of Net Assets
Advertising	$34,663	0.1%
Aerospace/Defense	282,477	0.7%
Aerospace/Defense Equipment	28,160	0.1%
Agriculture	13,814	NM
Airlines	168,428	0.4%
Apparel	387,989	1.0%
Auto Manufacturers	7,818	NM
Auto Parts & Equipment	124,129	0.3%
Banks	1,220,921	3.2%
Biotechnology	390,917	1.0%
Building Materials	135,785	0.4%
Chemicals	399,248	1.1%
Coal	14,022	NM
Commercial Services	1,164,196	3.1%
Computers	349,307	0.9%
Cosmetics/Personal Care	56,487	0.2%
Distribution/Wholesale	155,166	0.4%
Diversified Financial Services	275,584	0.7%
Electric	179,379	0.5%
Electrical Components & Equipment	157,690	0.4%
Electronics	508,420	1.3%
Energy - Alternate Sources	13,352	NM
Engineering & Construction	106,657	0.3%
Entertainment	129,481	0.3%
Environmental Control	126,900	0.3%
Food	269,181	0.7%
Forest Products & Paper	258,907	0.7%
Gas	230,593	0.6%
Hand/Machine Tools	124,811	0.3%
Healthcare - Products	819,489	2.2%
Healthcare - Services	341,762	0.9%
Home Builders	50,134	0.1%
Home Furnishings	59,013	0.2%
Household Products/Wares	203,581	0.5%
Housewares	29,317	0.1%
Insurance	640,100	1.7%
Internet	489,618	1.3%
Investment Companies	97,910	0.3%
Leisure Time	66,041	0.2%
Lodging	38,779	0.1%
Machinery - Construction & Mining	15,930	NM
Machinery - Diversified	207,270	0.5%
Media	49,240	0.1%
Metal Fabricate/Hardware	170,352	0.5%
Mining	145,361	0.4%
Miscellaneous Manufacturing	469,345	1.2%
Office Furnishings	36,238	0.1%
Oil & Gas	570,680	1.5%
Oil & Gas Services	313,579	0.8%
Packaging & Containers	12,547	NM
Pharmaceuticals	469,791	1.2%
REIT	1,029,426	2.7%
Real Estate	19,016	0.1%
Retail	1,040,899	2.7%
Savings & Loans	126,538	0.3%
Semiconductors	523,798	1.4%
Software	778,279	2.0%
Storage/Warehousing	19,782	0.1%

Telecommunications	819,872	2.2%
Toys/Games/Hobbies	22,845	0.1%
Transportation	280,298	0.7%
Trucking & Leasing	15,825	NM
Water	76,688	0.2%
Other**	20,855,543	54.6%

Total	$38,219,368	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	January 31, 2010
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at January 31, 2010. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

Description	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investment Securities:
Common Stocks	$17,363,825	$—	$—	$17,363,825
Repurchase Agreements	—	26,753,000	—	26,753,000

Total Investment Securities	17,363,825	26,753,000	—	44,116,825

Other Financial Instruments^	(396,885)	(1,183,802)	—	(1,580,687)

Total Investments	$16,966,940	$25,569,198	$—	$42,536,138

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See notes to the financial statements.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date April 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date April 6, 2010

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer
Date April 6, 2010

*	Print the name and title of each signing officer under his or her signature.